Hartford Life Insurance Company--
Putnam Capital Manager Trust
Separate Account

Hartford Life Insurance Company--
Putnam Capital Manager Trust
Separate Account
Variable Life One

Hartford Life Insurance Company--
Putnam Capital Manager Trust
Separate Account
Variable Life Two

Hartford Life Insurance Company--
Putnam Capital Manager Trust
Separate Account Five

Hartford Life and Annuity
Insurance Company--
Putnam Capital Manager Trust
Separate Account Two

Hartford Life and Annuity
Insurance Company--
Putnam Capital Manager Trust
Separate Account Five

Hartford Life and Annuity
Insurance Company--
Putnam Capital Manager Trust
Separate Account
Variable Life One

Hartford Life and Annuity
Insurance Company--
Putnam Capital Manager Trust
Separate Account
Variable Life Two

* Putnam VT Asia Pacific Growth Fund
* Putnam VT Diversified Income Fund
* Putnam VT The George Putnam Fund of Boston
* Putnam VT Global Asset Allocation Fund
* Putnam VT Global Growth Fund
* Putnam VT Growth and Income Fund
* Putnam VT Health Sciences Fund
* Putnam VT High Yield Fund
* Putnam VT International Growth Fund
* Putnam VT International Growth and Income Fund
* Putnam VT International New Opportunities Fund
* Putnam VT Investors Fund
* Putnam VT Money Market Fund
* Putnam VT New Opportunities Fund
* Putnam VT New Value Fund
* Putnam VT OTC & Emerging Growth Fund
* Putnam VT U.S. Government and High Quality
   Bond Fund
* Putnam VT Utilities Growth and Income Fund
* Putnam VT Vista Fund
* Putnam VT Voyager Fund

A series of mutual fund portfolios for variable annuity plan investors offered in conjunction with Hartford Life Insurance Company


SEMIANNUAL REPORT
June 30, 1998

[LOGO: BOSTON * LONDON * TOKYO]


To the contract-holders and policy-owners of Putnam Capital Manager Trust Separate Accounts

While Asia's financial downturn continued to pose difficulties for that region and its trading partners, many of the world's financial markets enjoyed positive growth. Relatively stable interest rates, low inflation, and positive changes in business operations provided a solid backdrop for moderate economic growth and favorable market performance in many countries. As in 1997, U.S. equities again outperformed foreign stocks, while U.S. bonds continued to lead the world's fixed-income markets.

EQUITIES

* United States While the staggering pace of advance in U.S. stocks has cooled of late, the market remains strong. Valuations have improved and low inflation and low interest rates presage a favorable environment for stocks over the near term. As the Asian downturn continued to hamper manufacturers and exporters with links to that region, companies whose operations focused on the domestic economy prospered by comparison. Growth stocks outpaced value stocks during the first half of 1998 and large-capitalization stocks, benefiting from Asian-inspired investor caution, outperformed stocks of small and midsize companies. Performance was mixed within sectors, although consumer cyclicals, technology, and health care -- all growth-oriented, large-cap sectors -- were superior performers.

* Europe With corporate restructurings and an increased emphasis on shareholder value continuing in many European companies, stocks from this region posted solid performance during the first half of 1998. Europe's Economic and Monetary Union (EMU) is still on track for implementation in 1999, interest rates and inflation remain low, and economic activity is gradually picking up across most of Europe. The United Kingdom's stock market lagged its counterparts across the Channel, but improved valuations have brightened its outlook. Spain, Italy, and Finland tallied the strongest returns for the period.

* Pacific Rim The financial disruptions that began in the latter half of 1997 continued throughout much of the region. South Korea was one of the few bright spots as debt rescheduling and the new president's willingness to accept International Monetary Fund reforms led investors to view the country more favorably. Shortly thereafter, the Japanese government announced another stimulus package, leading to a brief rally in several Asian markets.

FIXED INCOME

* United States Asian problems continued to fuel U.S. fixed-income performance as nervous international investors flocked to the high credit quality and attractive yields offered by U.S. bonds. The market also benefited from low inflation, lower issuance of new Treasury bonds brought on by the balanced Federal budget, and emerging signs of a slowing economy. Although the lowest long-term bond yields in modern history have brought valuations from cheap to fair value, as long as Japan languishes, we believe U.S. fixed-income investments should continue to perform well.

* Global Performance in foreign fixed-income markets varied widely, despite a favorable backdrop of soft global inflation. The United Kingdom and Europe's peripheral markets of Spain, Italy, and Sweden posted the period's strongest returns, while Japan and other Asian markets trailed. Core European markets performed well, too, as a result of sluggish German economic growth and expectations that the EMU would begin operating as scheduled in January 1999. As the period closed, valuations in many markets were stretched, and with economic activity poised to accelerate in Europe and perhaps Japan, we believe foreign bond performance could, very well lag the U.S. market in the months ahead.

* High Yield Once again, high-yield bonds were the strongest-performing sector of the domestic bond market, propelled by the same forces that pushed Treasury bonds and stocks higher. These forces included solid economic growth and low inflation, low default rates, steady demand, and ongoing consolidation activity. Following a pattern that has prevailed for well over a year, high-yield issues of companies in telecommunications, cable TV, and broadcasting industries led the way. New issuance also continued at a record-breaking pace, driven by favorable interest rates, expanding businesses, and strong investor demand.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice and are subject to change.


SUB-ACCOUNT PERFORMANCE SUMMARY
------------------------------------------------------------------------------------
Total return at unit value
(as of 6/30/98)*                                                Five years
Putnam Capital Manager            6 months     1 year     Cumulative     Annualized
------------------------------------------------------------------------------------
Asia Pacific Growth Fund          -12.68%     -30.69%          --%           --%
 ....................................................................................
Diversified Income Fund             2.15        6.42           --            --
 ....................................................................................
The George Putnam Fund of Boston      --          --           --            --
 ....................................................................................
Global Asset Allocation Fund        9.71       15.33        86.76         13.31
 ....................................................................................
Global Growth Fund                 19.99       17.35       105.91         15.54
 ....................................................................................
Growth and Income Fund              9.16       16.24       125.96         17.71
 ....................................................................................
Health Sciences Fund                  --          --           --            --
 ....................................................................................
High Yield Fund                     3.56       11.07        57.71          9.54
 ....................................................................................
International Growth Fund          18.95       18.44           --            --
 ....................................................................................
International Growth and
  Income Fund                      14.68       17.55           --            --
 ....................................................................................
International New
  Opportunities Fund               15.48        2.55           --            --
 ....................................................................................
Investors Fund                        --          --           --            --
 ....................................................................................
Money Market Fund                   1.87        3.81        17.51          3.28
 ....................................................................................
New Opportunities Fund             17.69       30.93           --            --
 ....................................................................................
New Value Fund                      3.08        7.57           --            --
 ....................................................................................
OTC & Emerging Growth Fund            --          --           --            --
 ....................................................................................
U.S. Government and
  High Quality Bond Fund            3.51        8.61        29.67          5.33
 ....................................................................................

Utilities Growth and Income Fund    3.21       21.90        78.12         12.24
 ....................................................................................
Vista Fund                         16.07       28.63           --            --
 ....................................................................................
Voyager Fund                       16.26       30.92       153.79         20.47
------------------------------------------------------------------------------------




Total return at unit value (continued)
(as of 6/30/98)*                           10 years                            Life
Putnam Capital Manager            Cumulative     Annualized          Cumulative     Annualized
-------------------------------------------------------------------------------------------------
Asia Pacific Growth Fund              --%            --%             -19.87%++         -6.77%
 .................................................................................................
Diversified Income Fund               --             --               31.17+++          5.83
 .................................................................................................
The George Putnam Fund of Boston      --             --               -0.83*****          --
 .................................................................................................
Global Asset Allocation Fund      190.08          11.24              196.50***         11.01
 .................................................................................................
Global Growth Fund                    --             --              133.95+           10.98
 .................................................................................................
Growth and Income Fund            288.64          14.54              337.04***         15.22
 .................................................................................................
Health Sciences Fund                  --             --                0.47*****          --
 .................................................................................................
High Yield Fund                   158.12           9.95              164.85***          9.81
 .................................................................................................
International Growth Fund             --             --               36.20+++++       23.04
 .................................................................................................
International Growth and
  Income Fund                         --             --               35.06+++++       22.35
 .................................................................................................
International New
  Opportunities Fund                  --             --               13.74+++++        9.02
 .................................................................................................
Investors Fund                        --             --                4.51*****          --
 .................................................................................................
Money Market Fund                  48.74           4.05               51.03             4.04
 .................................................................................................
New Opportunities Fund                --             --              138.01**          23.18
 .................................................................................................
New Value Fund                        --             --               19.54+++++       12.73
 .................................................................................................
OTC & Emerging Growth Fund            --             --                1.86*****          --
 .................................................................................................
U.S. Government and
  High Quality Bond Fund          106.75           7.53              106.59***          7.22
 .................................................................................................
Utilities Growth and Income Fund      --             --              107.89++          12.62
 .................................................................................................
Vista Fund                            --             --               41.04+++++       25.96
 .................................................................................................
Voyager Fund                      403.30          17.54              425.44***         17.28
-------------------------------------------------------------------------------------------------




Total return at CDSC
(as of 6/30/98)*                                                Five years
Putnam Capital Manager            6 months     1 year     Cumulative     Annualized
------------------------------------------------------------------------------------
Asia Pacific Growth Fund           -17.31%     -34.25%         --%           --%
 ....................................................................................
Diversified Income Fund             -3.25        1.02          --            --
 ....................................................................................
The George Putnam Fund of Boston       --          --          --            --
 ....................................................................................
Global Asset Allocation Fund         4.31        9.93       83.16         12.87
 ....................................................................................
Global Growth Fund                  14.59       11.95      102.31         15.13
 ....................................................................................
Growth and Income Fund               3.76       10.84      122.36         17.33
 ....................................................................................
Health Sciences Fund                   --          --          --            --
 ....................................................................................
High Yield Fund                      1.84        5.67       54.11          9.04
 ....................................................................................
International Growth Fund           13.55       13.04          --            --
 ....................................................................................
International Growth and
  Income Fund                        9.28       12.15          --            --
 ....................................................................................
International New
  Opportunities Fund                10.08       -2.85          --            --
 ....................................................................................
Investors Fund                         --          --          --            --
 ....................................................................................
Money Market Fund                   -3.54       -1.59        13.91         2.64
 ....................................................................................
New Opportunities Fund              12.29       25.53           --           --
 ....................................................................................
New Value Fund                      -2.32        2.17           --           --
 ....................................................................................
OTC & Emerging Growth Fund             --          --           --           --
 ....................................................................................
U.S. Government and
  High Quality Bond Fund            -1.89        3.21        26.07         4.74
 ....................................................................................
Utilities Growth and Income Fund    -2.20       16.50        74.52        11.78
 ....................................................................................
Vista Fund                          10.67       23.23           --           --
 ....................................................................................
Voyager Fund                        10.86       25.52       150.19        20.13
------------------------------------------------------------------------------------


Total return at CDSC (continued)
(as of 6/30/98)*                           10 years                             Life
Putnam Capital Manager            Cumulative     Annualized          Cumulative     Annualized
-------------------------------------------------------------------------------------------------
Asia Pacific Growth Fund               --%           --%             -23.38%++++        -8.08%
 .................................................................................................
Diversified Income Fund                --            --               27.57****          5.21
 .................................................................................................
George Putnam Fund                     --            --               -6.18*****           --
 .................................................................................................
Global Asset Allocation Fund       190.08         11.24              196.50***          11.01
 .................................................................................................
Global Growth Fund                     --            --              133.95+            10.98
 .................................................................................................
Growth and Income Fund             288.64         14.54              337.04***          15.22
 .................................................................................................
Health Sciences Fund                   --            --               -4.93*****           --
 .................................................................................................
High Yield Fund                    158.12          9.95              164.85***           9.81
 .................................................................................................
International Growth Fund              --            --               30.80+++++        19.75
 .................................................................................................
International Growth and
  Income Fund                          --            --               29.66+++++        19.04
 .................................................................................................
International New
  Opportunities Fund                   --            --                8.34+++++         5.52
 .................................................................................................
Investors Fund                         --            --               -0.89*****           --
 .................................................................................................
Money Market Fund                   48.74          4.05               51.03***           4.04
 .................................................................................................
New Opportunities Fund                 --            --              134.41**           22.73
 .................................................................................................
New Value Fund                         --            --               14.14+++++         9.28
 .................................................................................................
OTC & Emerging Growth Fund             --            --               -3.54*****           --
 .................................................................................................
U.S. Government and
  High Quality Bond Fund           106.75          7.53              106.59***           7.22
 .................................................................................................
Utilities Growth and Income Fund       --            --              106.09++           12.46
 .................................................................................................
Vista Fund                             --            --               35.64+++++        22.70
 .................................................................................................
Voyager Fund                       403.30         17.54              425.44***          17.28
-------------------------------------------------------------------------------------------------






    * Past performance is not indicative of future results. This performance summary and the unit value and performance data included in the following subaccount discussions apply only to
      Putnam Capital Manager variable annuity contracts. Performance data for variable life insurance policies are not included. All total return figures at CDSC are for subaccounts of the
      Hartford Life Insurance Company Separate Account and are based on the change in unit value, which reflects expenses, such as account charges and fees applied at the contract level;
      figures at CDSC reflect deductions for the applicable contingent deferred sales charge.
      The CDSC starts at 6% and declines over 8 years. The underlying mutual funds were active before the effective dates for other separate accounts. Performance data represent past results, with no adjustments made for taxes on reinvested distributions payable upon withdrawal. Future unit values and investment returns may vary so an investor's units, when redeemed, may be worth more or less than their original cost. Performance for other separate accounts will differ.

    + Commencement of operations: May 1, 1990.

   ++ Commencement of operations: May 4, 1992. The fund's inception date was May 1, 1992.

  +++ Commencement of operations: September 15, 1993. An expense limitation was in effect during the period; without the limitation, total return would have been lower.

   ** Commencement of operations: May 2, 1994.

 ++++ Commencement of operations: May 1, 1995. An expense limitation was in effect during the period;
      without the limitation, total return would have been lower.

+++++ Commencememt of operations: January 2, 1997. The short-term results of a relatively new fund, such as these funds, are not necessarily indicative of their long-term prospects. Expense limitations were in effect for these funds during the period; without the limitation, total return would have been lower.

***** Commencement of operations: April 30, 1998. The short-term results of a relatively new fund, such as these funds, are not necessarily indicative of their long-term prospects. Expense limitations were in effect for these funds during the period; without the limitation, total return would have been lower.

  *** Commencement of operations: February 1, 1988.



PCM Asia Pacific Growth Fund
Sub-Account

While the Asian financial crisis of 1997 dampened returns for the PCM Asia Pacific Growth Fund subaccount in the early months of the period, we have begun to reposition assets and reevaluate companies as the region's markets and currencies have recovered from their lows. For the six months ended June 30, 1998, the subaccount posted returns of -12.68% at unit value.

After a period of significant volatility and major declines among stock markets throughout Asia, in early 1998, the tide began to turn somewhat. Improved sentiment in the Asian markets led us to move back into the Hong Kong banking and property sectors and to add to positions in Singapore. In Hong Kong, interest rates began to fall as investors took heart from the government's determination to keep the Hong Kong dollar closely pegged to the U.S. dollar. Singapore bank stocks represented another area of opportunity. The portfolio's holdings include banks with solid domestic loan books and balance sheets that are the strongest in the region.

Although South Korea has a way to go in dealing with its debt and the inefficiencies in its financial system, we believe the bounce back in the market and the commitment of the new government offer investors an opportunity to buy into the world's 11th largest economy.

By the end of March, it became clear that the Chinese economy was indeed slowing. The deceleration, higher unemployment, and particularly a drop in export growth have caused economists to worry that China, like its Asian neighbors, would devalue its currency, causing another wave of market volatility. In our view, Japan's potential for economic recovery represents the other key variable for regional stock market performance in the coming months. Should the government take meaningful measures to stimulate consumer demand and restructure the bad debt plaguing Japanese banks, the region's stock markets could be poised for significant outperformance relative to U.S. equities. In the meantime, we will continue to target only fundamentally strong economies such as Hong Kong and Singapore, while continuing to seek out financially strong companies able to withstand any future economic problems in the region.
----------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital appreciation
----------------------------------------------------------------------------
PORTFOLIO
Common stocks of companies located in Asia and the Pacific Basin
----------------------------------------------------------------------------
UNIT VALUE
June 30, 1998                                                          $8.01
----------------------------------------------------------------------------
Foreign investments may be subject to certain risks, such as currency fluctuations, economic instability, and political developments, that are not present with domestic investments. Investing in a single sector increases the possibility of greater price fluctuations and does not provide the diversification of a multisector investment.


PCM Diversified Income Fund
Sub-Account

Despite continued fallout from the Asian financial crisis which dampened performance from PCM Diversified Income Fund subaccount's international equities sector, the subaccount's other two sectors -- U.S. taxable investment-grade securities and high-yield bonds -- actually fared quite well during the period. International bond markets obviously faced tough times, but strategic portfolio shifts allowed us to soften the blow of Asia's currency and debt crisis on fund performance. For the six months ended June 30, 1998, the subaccount posted returns of 2.15% at unit value.

Throughout the period, the Asian crisis actually boosted performance in the U.S. taxable investment-grade bond market. Nervous international investors flocked to the high credit quality and attractive yields offered by U.S. bonds, dramatically bidding up prices of U.S. Treasuries. While this flight to quality was good news for the underlying fund, we believe our focus on mortgage-backed securities meant the fund could possibly have benefited more fully from the Treasury rally. The fund's focus on these securities was meant to take advantage of the higher yields available on mortgage-backed securities because of an increased prepayment risk in the period's falling interest-rate environment.

The Asian currency and debt crisis took its toll on many international markets, hitting the emerging markets especially hard. However, these bonds staged a remarkable recovery in 1998. In a situation similar to the Treasury rally, this rebound helped the fund, but because we had positioned this portion of the portfolio defensively, the fund did not take full advantage of the emerging-markets comeback. Elsewhere in the world, the fund benefited from a significant position in the rallying United Kingdom bond market. Exposure to Japanese government bonds, which were hurt by the country's troubled political and economic climate, has been minimized.

The high-yield bond market once again led domestic bond market performance as the strong economy, low inflation, and low interest rates provided a favorable backdrop for credit upgrades, mergers and acquisitions, and new bond issuance. Leading the way among high-yield issues were those of companies in telecommunications, cable TV, and broadcasting industries, all of which contributed to fund performance during the period.

Going forward, we expect continued strength in the high-yield and U.S. taxable investment-grade sectors, and remain more cautious about international bond markets and the outlook for global economic growth.
----------------------------------------------------------------------------
INVESTMENT OBJECTIVE
High current income consistent with preservation of capital
----------------------------------------------------------------------------
PORTFOLIO
A managed asset allocation portfolio spread across all three sectors of the bond market -- U.S. government securities, high-yield bonds, and international instruments
----------------------------------------------------------------------------
UNIT VALUE
June 30, 1998                                                         $13.12
----------------------------------------------------------------------------
High-yield securities are rated lower than investment-grade securities because there is a greater possibility that negative changes in the issuer's financial condition, or in general economic conditions, may hinder the issuer's ability to pay principal and interest on the securities. Foreign investments may be subject to certain risks, such as currency fluctuations and political developments, that are not present with domestic investments. While U.S. government backing of individual securities does not insure your principal, which will fluctuate with market conditions, it does guarantee that the fund's government-backed holdings will make timely payments of interest and principal.


PCM The George Putnam Fund of Boston
Sub-Account

As the stock market showed some nervousness and kept a wary eye on earnings as well as events in Asia, a conservative philosophy and prudent diversification served PCM The George Putnam Fund of Boston subaccount well. Although the initial operating months can be a challenging time for any fund, the subaccount held its own to post a total return of -0.83% for the period April 30, 1998, through June 30, 1998.

With its balanced combination of stocks and corporate and government bonds, the underlying fund takes an all-weather approach to investing. Indeed, as the recent period demonstrates, a balanced portfolio can help the fund withstand all kinds of market turmoil -- even problems that originate on the other side of the globe. Thus, as economic recession in Asia slowed Wall Street's gallop during 1998's second quarter, the fund's diversified portfolio showed resiliency.

During the past several months, the portfolio's stock holdings, which represented more than 60% of fund assets, made the largest contribution to performance. Although large-capitalization growth stocks retained the leadership position they have held for the past three years, the fund's larger-cap value stocks showed strong gains, notably in the financial services and technology sectors. Technology, perhaps the most volatile sector, rebounded dramatically in the second quarter of 1998. We remain confident that the fund's disciplined strategy of investing in undervalued but fundamentally strong companies may continue to achieve above-average returns and below-average volatility over time.

The fixed-income portion of the portfolio also provided solid returns as nervous international investors continued to take comfort in the high levels of credit quality and relatively attractive yields of the U.S. bond market. U.S. Treasuries were the primary beneficiaries of this flight to quality, since the corporate bond market had some difficulty digesting a significant surge in supply spurred on by falling interest rates; more than $75 billion of investment-grade debt was issued during the first quarter of 1998 versus $150 billion for all of 1997. Despite the increased supply, strong fundamentals and a positive economic backdrop led corporate bonds to post positive returns.

Looking ahead, we expect continued volatility as Asian-inspired concerns remain and investors await clearer signs from the U.S. economy and the Federal Reserve Board. Amid this challenging environment, the fund's conservative strategy and diversified portfolio prepare it well to face a variety of market situations.
----------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital appreciation and current income
----------------------------------------------------------------------------
PORTFOLIO
Common stocks and bonds
----------------------------------------------------------------------------
UNIT VALUE
June 30, 1998                                                          $9.92
----------------------------------------------------------------------------


PCM Global Asset Allocation Fund
Sub-Account

As the world's financial markets provided investors with a host of challenges during the past several months, the diversification benefits offered by PCM Global Asset Allocation Fund subaccount's mix of asset classes enabled investors to take advantage of the stronger-performing classes while reducing the effects of market volatility. For the six months ended June 30, 1998, the subaccount delivered a total return of 9.71% at unit value.

An ideal combination of moderate economic growth and benign inflation continued to benefit the U.S. stock market throughout the period. The large-capitalization growth portion of the three portfolios performed well primarily because of strong stock selection and overweighted positions in the technology, health-care, and retail sectors. The small-cap component also contributed to returns largely because of an emphasis on cyclical and technology sectors. With corporate earnings growth slowing, we look for positive, though less robust returns from U.S. equities going forward.

In addition to favorable domestic conditions, the U.S. bond market also benefited from a flight to quality among international investors. In the U.S. investment-grade portion of the portfolios, astute selection among mortgage-backed and corporate securities and overweighted positions in adjustable-rate mortgages and the finance sector of the corporate bond market helped boost performance. Low inflation, low Treasury supply, and attractive valuations make the outlook for U.S. bonds positive for the months ahead.

Despite a strong dollar (which can reduce gains on international stocks for U.S. dollar-based investors), international stocks recovered nicely toward the end of March. Corporate restructurings, increased emphasis on shareholder value, and the on-track EMU helped fuel European stock gains. In Japan, investor confidence remains shaken by the stagnating economy and the yen's instability. The funds' performance benefited from an overweight position in France, Ireland, Sweden, the Netherlands, and Portugal, combined with underweight exposure to Japan. Strong economic fundamentals and solid valuations make the outlook bright for European equities. Asian and emerging markets bear cautious observation, however, as we await positive changes in Japan's economy and any move by China to devalue its currency.

International fixed-income markets rallied during the period, although the strong U.S. dollar canceled out local-market gains for U.S.-dollar based investors. European bonds outperformed, while Japanese bonds underperformed. The funds' overweighting in the top-performing U.K. bonds boosted returns while its underweighting in Japan also helped performance. Stretched valuations warrant caution in foreign bond markets for the foreseeable future.
----------------------------------------------------------------------------
INVESTMENT OBJECTIVE
A high level of long-term total return consistent with preservation of capital
----------------------------------------------------------------------------
PORTFOLIO
A managed asset allocation portfolio spread across domestic and international stock and bond markets
----------------------------------------------------------------------------
UNIT VALUE
June 30, 1998                                                         $29.65
----------------------------------------------------------------------------
Foreign investments may be subject to certain risks, such as currency fluctuations, economic instability, and political developments, that are not present with domestic investments.


PCM Global Growth Fund
Sub-Account

In the early part of PCM Global Growth Fund subaccount's semiannual period, negative repercussions of the Asian financial crisis on many of the growth-oriented companies in the portfolio dampened performance. However, by continuing to emphasize high-quality, large-capitalization growth companies considered to be industry leaders, the subaccount tallied a solid total return of 19.99% at unit value for the six months ended June 30, 1998.

The liberalization of markets and the process of globalization have created a worldwide demand for technology that would have been inconceivable just a short time ago. Therefore, the underlying fund's focus on growth means that it was -- and continues to be -- heavily invested in technology. Consequently, as concerns about Asian demand clouded earnings expectations for technology companies, the fund's performance inevitably was affected. However, in calendar 1998, our patience has paid off.

Many segments of technology bounced back, as investors began to recognize the inherent strengths of some technology-related firms. Additionally, in some cases, market weakness gave the fund an opportunity to add to positions in companies that we believe have significant growth prospects. During the period, the fund sought to take advantage of the worldwide growth of cellular communications and equipment, software, and personal computers.

The pharmaceutical industry had a somewhat bumpy ride during the period. Nevertheless, this sector also remains an important growth area for the fund. We targeted companies that we believe have solid product portfolios, fill niche areas in the market, and offer strong capabilities in marketing new drugs. Certain of these holdings have already demonstrated their strong performance as the issuing companies sustained impressive earnings growth over the period.

Japan's economy has not improved during the past several months. Therefore the fund continues to hold a smaller position in Japanese stocks relative to its benchmark index. As earnings continued to decline during the period, we began to sell some of the multinational exporting firms in the portfolio. However, the fund did add technology holdings from companies believed to be well-positioned to benefit from the world's increasing demand for technology.

In our view, fairly low interest rates and high liquidity around the world, along with favorable developments in many of the fund's targeted industries, make the near-term performance outlook quite positive.
----------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital appreciation
----------------------------------------------------------------------------
PORTFOLIO
Globally diversified common stock portfolio
----------------------------------------------------------------------------
UNIT VALUE
June 30, 1998                                                         $23.40
----------------------------------------------------------------------------
Foreign investments may be subject to certain risks, such as currency fluctuations, economic instability, and political developments, that are not present with domestic investments.


PCM Growth and Income Fund
Sub-Account

The strategy of investing in companies undergoing constructive change that has not been recognized by the market continued to serve PCM Growth and Income Fund subaccount well during the recent semiannual period. Indeed, this strategy helped the underlying fund weather the market volatility ignited by events in Asia in the past several months. For the six months ended June 30, 1998, the subaccount posted a total return of 9.16% at unit value.

These solid returns may seem to be a continuation of the market's upward trend that began in 1995, but it is important to note that this period included serious bouts of volatility resulting from the Asian financial crisis and fears of slackening profits for U.S. corporations. We believe that the fund's cautious strategy, which favors less volatile dividend-paying stocks, functioned well during the period by enabling the portfolio to show resilience on days when many other stocks tumbled.

While market volatility is rarely a pleasant experience, it typically generates opportunities to buy stocks of promising companies at unusual discounts. During the past six months, several companies that met our criteria for what we consider positive change became available at attractive prices. These included stocks in the financial, oil, and retail sectors.

In the financial sector, the Asian crisis frightened off many investors who worried that large U.S. banks would be hurt by the performance of their international loans. In fact, before the end of the period, two of the banks announced a merger plan that resulted in higher stock prices for each.

The oil industry also suffered because of its connections to Asia, although in this case the industry-wide decline in stock prices made more sense -- it was tied directly to falling demand for energy in Asia. As prices dropped to what we consider to be opportunity levels, the fund added several stocks of well-run oil companies that are favorably positioned to benefit when oil prices rise again, in our view a likelihood in the next two or three years. In the retail industry, the fund added to several existing positions in companies that had struggled in recent years. The move was rewarded as these stocks rallied in early 1998, when the companies profited from cheaper clothing imports from Asia and strong consumer spending fueled by low interest rates.

----------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital growth and current income
----------------------------------------------------------------------------
PORTFOLIO
Primarily common stocks and convertible securities
----------------------------------------------------------------------------
UNIT VALUE
June 30, 1998                                                         $43.70
----------------------------------------------------------------------------


PCM Health Sciences Fund
Sub-Account

The initial period of operation can be a challenging time for any fund, and the past few months have brought more than a few hurdles for PCM Health Sciences Fund subaccount. Small-company stocks remained out of favor, and the underlying fund's 20% to 25% stake in these stocks dampened returns somewhat. However, many of the fund's holdings performed quite well, illustrating one of the most powerful advantages of investing in the health-care industry: its products and services tend to stay in demand regardless of economic conditions. For the period April 30, 1998, through June 30, 1998, the subaccount tallied a total return of 0.47% at unit value.

Demand for the strongest companies in the portfolio -- those developing innovative drugs, treatments, and devices for illnesses and diseases -- remained strong despite a rather turbulent time for the world's financial markets. As the U.S. population ages, long-term prospects for these companies look even more promising. In addition, as last fall's Asian currency and debt crisis sent the world's stock markets reeling, this fund successfully weathered much of the volatility because it invests in companies with relatively low exposure to the troubled economies. Examples include pharmaceuticals, medical technology companies, and drug retailers, a relatively new sector for the fund.

During the period, pharmaceutical stocks made a powerful contribution to performance as the whole industry buzzed with merger, acquisition, and takeover discussions. Overall, the fund's overweight positions in health-care information services, U.S. pharmaceuticals, and drug retailers boosted returns, as did underweight positions in HMOs, hospitals, cardiovascular technology companies, and international pharmaceutical companies which all underperformed.

While large-company stocks for quite some time have attracted the most investor attention -- and the strongest performance -- we remain optimistic about the health-care industry's smaller companies. Specifically we believe that small, growth-oriented stocks like those of medical device manufacturers and biotechnology companies are due for a rebound. Indeed, the portfolio contains some promising prospects in both these areas. Contract research organizations represent another promising health-care sector. These companies provide outsourcing services to pharmaceutical and biotechnology companies.

As large demographic trends, including an aging population, continue to pump up demand for health-care industry products and services, we remain optimistic about prospects for the remainder of fiscal 1998.
----------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital appreciation
----------------------------------------------------------------------------
PORTFOLIO
Primarily common stocks of companies in the health sciences industries
----------------------------------------------------------------------------
UNIT VALUE
June 30, 1998                                                         $10.05
----------------------------------------------------------------------------
Investing in a single sector increases the possibility of greater price fluctuations and does not provide the diversification of a multisector investment.


PCM High Yield Fund
Sub-Account

The global flight to quality in the aftermath of events in Asia temporarily stalled the U.S. high-yield bond market in late 1997 as investors flocked to the relative safety of U.S. Treasury issues. But by the time PCM High Yield Fund subaccount closed the first half of its fiscal year on June 30, 1998, the lower-rated high-yield bonds in which the underlying fund invests had recovered much of their former strength. For the six months ended June 30, 1998, the subaccount tallied a total return of 3.56% at unit value.

Initially concerned that corporate issuers in the United States would be adversely affected by Asia's woes, investors were reassured as corporate America continued to flourish, not yet affected by events in Asia. Economic growth remained robust through the first quarter of 1998, with the overall economy growing at a seasonally adjusted annualized rate of 5.4%. In fact, the Asian effect soon became a positive force for fixed-income investors who were counting on the negative trade effects of the Asian slump to offset any price increases in the United States. At a minimum, Asia's economic problem appears to have put the Federal Reserve Board's monetary policy on hold, enabling investors to feel more comfortable owning lower-rated bonds.

In addition to a positive economic backdrop in the United States, strong market fundamentals also helped propel high-yield bond prices in recent months. At the same time, these bonds continued to make good on their promise of above-average income. While investment decisions are still made on a company-by-company basis, we did take advantage of a flood of attractive new issues in telecommunications to increase significantly the fund's exposure to this sector. In fact, new high-yield issuance during the period was so strong that many companies competed for investor attention by offering double-digit yields. Including some of these new issues in the portfolio helped generate a substantial level of income.

While new issues helped increase the fund's yield, merger and acquisition activity helped boost the fund's net asset value. Several fund holdings increased in value as a result of mergers or acquisitions by the issuing companies.

The outlook for high-yield bonds remains favorable, although with the prospect of an economic slowdown, high-yield issues may not outperform investment-grade bonds as dramatically as they have.
----------------------------------------------------------------------------
INVESTMENT OBJECTIVE
High current income, with a secondary objective of capital appreciation
----------------------------------------------------------------------------
PORTFOLIO
Primarily high-yielding, lower-rated corporate bonds and notes
----------------------------------------------------------------------------
UNIT VALUE
June 30, 1998                                                         $26.49
----------------------------------------------------------------------------
High-yield securities are rated lower than investment-grade securities because there is a greater possibility that negative changes in the issuer's financial condition or in general economic conditions may hinder the issuer's ability to pay principal and interest on the securities.


PCM International Growth Fund
Sub-Account

As European markets advanced and Asian markets continued to experience further repercussions of last fall's currency and debt crisis, international equity markets delivered mixed performance. By avoiding those areas adversely affected by the Asian situation and focusing instead on countries, sectors, and companies with growth and pricing power, PCM International Growth Fund subaccount was able to post a solid total return of 18.95% at unit value for the six months ended June 30, 1998.

The underlying fund's overweight position in European equities paid off handsomely during the period as many of these markets advanced. Investors have been pleased with a renewed emphasis on shareholder value among a growing number of European companies, along with low interest rates, low inflation, and the imminent onset of a single currency through the creation of Europe's Economic and Monetary Union. Stocks of companies from France, Germany, the Netherlands, and Switzerland enjoyed particularly strong gains over the period; the fund held large positions in all these markets. The United Kingdom, where the fund has its largest allocation, benefited from similar trends. The fund's Canadian equities also turned in positive results as the fund's exposure there was entirely outside natural resources.

In terms of sectors, the portfolio favored telecommunications and banks, while underweighting commodities, oil, and semiconductors. Large-capitalization holdings led performance, followed by midsize and small-cap growth stocks. Indeed, large-capitalization growth equities have been the single best-performing asset class in each of the past three years. The fund also took advantage of currency hedging that generally favored the dollar.

The attractiveness of Europe contrasts sharply with troubles in Japan, although the fund's largest Japanese holding, a domestic financial firm with large backing from a well-known U.S. bank, performed unusually well. For the most part, however, Japan's stock market was plagued by the weak economy and weak yen, which caused renewed turbulence in Asian markets toward the end of the period. Elsewhere in Asia, the fund reduced its position in Hong Kong equities and remained underweight in Singapore.

While European equities growth may moderate going forward, we expect these markets to show greater strength and value than the U.S. market. Asian markets remain volatile, and the fund will take a cautious approach to any investment in this area.
----------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital appreciation
----------------------------------------------------------------------------
PORTFOLIO
Common stocks of companies located outside of North America
----------------------------------------------------------------------------
UNIT VALUE
June 30, 1998                                                         $13.62
----------------------------------------------------------------------------
Foreign investments may be subject to certain risks, such as currency fluctuations, economic instability, and political developments, that are not present with domestic investments.


PCM International Growth and Income Fund
Sub-Account

PCM International Growth and Income Fund subaccount's far-ranging search for undervalued stocks of dividend-paying companies experiencing positive change paid off during the recent period. Not only did the quest lead us to some of the most promising investments in the world, but it steered us away from many that would have been among the hardest hit in the wake of the Asian currency and debt crisis. For the six months ended June 30, 1998, the subaccount posted a total return of 14.68% at unit value.

As many of the world's equity markets labored under turbulent conditions springing from Asian-inspired difficulties, the underlying fund was positioned to benefit doubly from its strategy of investing mainly in the stocks of large, established companies. These stocks, already in favor because of their resilience in uncertain markets, were accorded even greater regard as cautious investors continued their search for stability.

The fund's performance largely reflects the success of its overweight positions in the advancing markets of Europe and the United Kingdom. Continental European markets have benefited from a renewed emphasis on shareholder value among a growing number of companies, along with low interest rates, low inflation, and the imminent onset of a single currency through the creation of Europe's Economic and Monetary Union. The United Kingdom stock market has enjoyed similar trends. As these markets rallied, the fund's overweight positions in the larger, more stable companies of the region were favored. Currency hedges that favored the dollar (versus the yen and pound) enhanced results.

For the most part, the problems in Asia had a minimal effect on the portfolio over the period. With the exception of outstanding performance from one Japanese holding, however, even the fund's small allocation to Japanese stocks was a drag on returns in recent months. Investor confidence in Japan remains shaken, and the overall market will have difficulty moving forward without yen stability and economic recovery. Indeed, the weakness of the yen versus the dollar caused renewed turbulence in Asian markets during late May and June. We took advantage of the volatility to add selective Japanese holdings and are beginning to find some value in other Southeast Asian markets, notably Hong Kong.

We continue to believe that the stocks that are poised to do best in the evolving investment environment are those in which the portfolio concentrates: established, undervalued dividend-paying companies undergoing positive fundamental change.
----------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital appreciation, with a secondary objective of income
----------------------------------------------------------------------------
PORTFOLIO
Common stocks
----------------------------------------------------------------------------
UNIT VALUE
June 30, 1998                                                         $13.51
----------------------------------------------------------------------------
Foreign investments may be subject to certain risks, such as currency fluctuations, economic instability, and political developments, that are not present with domestic investments.


PCM International New Opportunities Fund
Sub-Account

The past several months represented a period of recovery in the emerging markets and solid growth in the established markets with the exception of Japan. As international stock markets rebounded from the depths following the Asian crisis, PCM International New Opportunities Fund subaccount successfully executed its strategy of seeking high-growth international companies with strong revenue and earnings growth rates as well as a proprietary or superior position in their industries. For the six months ended June 30, 1998, the subaccount posted performance of 15.48% at unit value.

The fund's focus on growth means that it continues to be heavily invested in select industries that make up the technology sector. While this commitment dampened performance during 1997, it paid off in the first half of 1998 as several segments of technology bounced back when investors began to recognize the inherent strengths of some technology-related firms. Additionally, in several cases, weaknesses in 1997 gave us the opportunity to add to positions in companies likely to have significant growth prospects. For example, we added to the fund's holdings in companies that provide services and outsourcing to the information technology industry. Fund performance also benefited from gains by telecommunications equipment, software, and cellular telephone holdings.

In Europe, the fund has taken full advantage of opportunities created by low or falling interest rates and rising economic growth. As the January 1999 formation of the EMU draws closer, the so-called peripheral countries of Ireland, Spain, Portugal, and Italy have particularly benefited. Fund holdings in Italy and Spain have been among the portfolio's top performers.

The fund remained underweighted in Asia as well as emerging markets in general -- two decisions that helped performance. We believe Asia's stock markets, currencies, and interest rates will remain volatile over the near term. Nevertheless, we are cautiously evaluating several investment opportunities. In Latin America, the fund added several Brazilian stocks from companies that we believe are likely to sustain stable growth rates, despite Brazil's high interest rates and market volatility. Additionally, the fund realized gains from the sale of several Mexican stocks.

Although international markets continue to experience varying degrees of volatility, globalization has produced unprecedented demand for the products and services of growing companies. Going forward, the fund will continue to seek companies anywhere in the world that exhibit superior sales rates and earnings growth as well as strong competitive positions.
----------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Long-term capital appreciation
----------------------------------------------------------------------------
PORTFOLIO
Common stocks of companies principally traded outside the United States
----------------------------------------------------------------------------
UNIT VALUE
June 30, 1998                                                         $11.37
----------------------------------------------------------------------------
Foreign investments may be subject to certain risks, such as currency fluctuations, economic instability, and political developments, that are not present with domestic investments. This fund invests all or a portion of its assets in small to medium-sized companies. Such investments increase the risk of greater price fluctuations.


PCM Investors Fund
Sub-Account
While the initial months of operation can be a challenging time for any fund, the recent period provided relatively few hurdles for PCM Investors Fund subaccount. Economic recession in Asia slowed Wall Street's gallop during 1998's second quarter, giving U.S. stocks little leeway to add to their impressive first quarter gains. However, the market remained focused on the large-capitalization growth stocks in which the underlying fund invests, and these stocks retained the leadership position they have held for the past three years. For the period April 30, 1998, through June 30, 1998, the subaccount posted a solid total return of 4.51% at unit value.

Throughout the period, investor attention focused on Asia. Problems in developing Asian countries accelerated and economic problems in Japan were exacerbated by the rising dollar and falling yen, heightening worries that the yen's continued weakness might result in China devaluing its currency. Mergers and acquisitions also continued at a rapid rate over the period. In fact so far, the dollar volume of mergers during the first two quarters of 1998 exceeds the total for all of 1997.

The second quarter's top-performing industries were apparel retailing, networking, autos, general merchandisers, home improvement retailers, and computer software. The fund was overweighted in all of these industries except autos. Fortunately, the fund had no exposure to the worst performing industries, which were services, mining, semiconductor equipment, rails, and truckers. Within these sectors, performance varied considerably from company to company, proving once again that our disciplined strategy and focus on individual stock selection remain the keys to solid fund performance.

Given an economic backdrop of low inflation, low interest rates, and generally stable earnings growth, the long-term outlook remains positive for U.S. equities.
----------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital appreciation
----------------------------------------------------------------------------
PORTFOLIO
Primarily high quality common stocks
----------------------------------------------------------------------------
UNIT VALUE
June 30, 1998                                                         $10.45
----------------------------------------------------------------------------


PCM Money Market Fund
Sub-Account

With the U.S economy still marching forward and inflation staying quite low, the recent semiannual period brought few changes for money market investors. Once again, PCM Money Market Fund subaccount delivered a competitive total return by focusing on superior quality, capital preservation, and current income. For the six months ended June 30, 1998, the subaccount posted a total return of 1.87% at unit value.

Isolated Asian-related pressures notwithstanding, most sectors and regions of the U.S. economy continued to evidence strong growth during the past six months. Indeed, businesses and consumers went on a spending spree during the first quarter of 1998, causing the economy to expand much more quickly than originally believed. The Commerce Department reported that the nation's gross domestic product increased at a seasonally adjusted 5.4% annual rate during the period, higher than an earlier estimate of 4.8%. As the period drew to a close, however, there were some signs of slowing, an example being a slight decline in durable goods orders.

While the economy continued to expand at a rate that in the past would have been considered a harbinger of inflationary pressures, current data show virtually no signs of higher inflation. Given this benign environment, the Fed kept its monetary policy on hold throughout the period.

Money market investments remained attractive throughout the past six months, and the market continued to experience record inflows of investor cash. More U.S. and foreign investors are finding the liquidity, quality, and yields of money market securities attractive.

With Fed monetary policy on hold and the direction of interest rates uncertain, we have continued to keep the fund in a flexible position. During the recent period, this strategy meant keeping portfolio duration relatively neutral -- rather than short or long -- in order to take advantage of incrementally higher yields as they became available. In fact, yields on most corporate and bank money market securities were more favorable than yields on Treasuries throughout the period. With its flexible duration structure, the fund was able to pursue various value and income opportunities within the market, laddering portfolio holdings across the maturity spectrum to preserve liquidity and remain ready for any changes that might occur.

For the time being, it appears to us that economic strength and low inflation can indeed go hand in hand. However, should the economy overheat, the Fed may be forced to raise rates. The fund's neutral duration structure and conservative, quality-focused strategy position it well for this environment by providing the flexibility to capture any higher yields that become available.
----------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Current income consistent with preservation of capital and maintenance of liquidity
----------------------------------------------------------------------------
PORTFOLIO
Primarily high-quality money market instruments
----------------------------------------------------------------------------
UNIT VALUE
June 30, 1998                                                          $1.51
----------------------------------------------------------------------------
An investment in Putnam VT Money Market Fund, in which the fund invests, is neither insured nor guaranteed by the U.S. government. There can be no assurance that Putnam VT Money Market Fund will be able to maintain a stable net asset value of $1.00.


PCM New Opportunities Fund
Sub-Account

With events in Asia continuing to dominate investors' attention over the past six months, the stock market once again rewarded the large-capitalization growth stocks that have led performance for some time. This said, many of the portfolio's small and midsize holdings still posted strong returns. For the six months ended June 30, 1998, PCM New Opportunities Fund subaccount posted a total return of 17.69% at unit value.

The decision to add a large-capitalization stock component to the portfolio paid off handsomely during the recent period as these stocks retained the leadership position they have assumed for the past three years. Many of the large-cap additions to the portfolio have been well-known, leading brand companies that are growing rapidly. To protect against the fallout from the Asian financial crisis, we also attempted to minimize the portfolio's exposure to companies that do considerable business in Asia and among companies that compete against Asian companies in U.S. markets. In terms of sectors, the portfolio remains overweighted in media, technology, business services, and consumer products/services.

During the period, astute stock selection and appropriate sector weightings boosted performance considerably. In the technology sector, which represents a significant though somewhat reduced weighting, we concentrated on communications equipment, telecommunications, and software, three areas that have had a resurgence. The portfolio's media holdings have benefited from strong earnings and cash flow growth, along with the domestic focus of their business. Among consumer holdings, large-cap, small, and midsize retail stocks have all been top performers. Business services stocks, which include computer service and staffing companies, have benefited from the outsourcing trends that have taken hold as companies downsize and streamline their operations. In the health-care sector, large-cap pharmaceutical holdings have outperformed while smaller biotech stocks and service-oriented stocks including hospital and nursing home stocks have been hurt.

Management continues to watch Asia closely for signs of recovery. On the domestic front, low interest rates, low inflation, and moderate growth provide a favorable backdrop for stock market performance, although slowing corporate earnings growth bears monitoring.
----------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital appreciation
----------------------------------------------------------------------------
PORTFOLIO
Common stocks of companies in market sectors with above-average long-term growth potential
----------------------------------------------------------------------------
UNIT VALUE
June 30, 1998                                                         $23.80
----------------------------------------------------------------------------
This fund invests all or a portion of its assets in small to medium-sized companies. Such investments increase the risk of greater price fluctuations.


PCM New Value Fund
Sub-Account

As investors around the world continued to sort out the aftershocks of the currency and debt crisis in Asia, volatility beset many of the world's equity markets. While market volatility is rarely a pleasant experience, it typically provides fertile ground for our ongoing search for undervalued and out-of-favor stocks. Such was the case in the recent period when research uncovered some bargain stocks with excellent long-term potential. For the six months ended June 30, 1998, PCM New Value Fund subaccount posted a total return of 3.08% at unit value.

While over the long term stocks have outperformed every other type of security, over shorter periods their risks may seem to outweigh their potential rewards. That was the case for the underlying fund during the first half of fiscal 1998. Several of the undervalued stocks we have focused on have yet to perform as expected. The weakness of value stocks relative to growth-oriented stocks also adversely affected the subaccount's returns.

Indeed, the resilience of the U.S. stock market has created a particular challenge for a moderately contrarian investment approach such as this fund's, which seeks opportunities off the beaten path rather than following market trends. In recent months, investors have been too nervous to buy underfollowed or misunderstood stocks and instead have focused only on proven winners. Thus it may take longer for the fund's choices to achieve their targeted growth levels.

The fund did benefit to some extent from the period's flight to quality, however, since one portion of its portfolio is devoted to stocks with high dividend yields (known as anchor stocks in our strategy). One strong performer in this area was a real estate investment trust recently acquired by a competitor. Another portion of the portfolio focuses on companies whose near-term earnings prospects are somewhat uncertain. While jittery investors have lately refused to forgive stumbles from stocks like these, this climate has created new opportunities for the fund.

The Asian financial crisis also generated buying opportunities by knocking some high-quality companies down to price levels sought by this fund. Known as ladder stocks in our parlance, these are issues of prominent companies that investors have temporarily spurned. In recent months, we have taken advantage of two such opportunities in the computer chip and heavy industrial manufacturing sectors.

Looking ahead, we will monitor the market closely for the new value opportunities that continue to be created by current volatility.
----------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Growth and current income
----------------------------------------------------------------------------
PORTFOLIO
Common stocks and fixed-income securities
----------------------------------------------------------------------------
UNIT VALUE
June 30, 1998                                                         $11.95
----------------------------------------------------------------------------
This fund invests all or a portion of its assets in small to medium-sized companies. Such investments increase the risk of greater price fluctuations.


PCM OTC & Emerging Growth Fund
Sub-Account

During the past several months, as small and emerging-growth companies faced a difficult environment, PCM OTC & Emerging Growth Fund subaccount sought opportunities amid the challenges. The Asian currency and debt crisis continued to take its toll on markets around the world, dampening performance of many of the underlying fund's holdings. Troubled markets, however, often bring compelling opportunities, and for this reason we have been able to take advantage of attractive stock prices in many industry sectors. For the period April 30, 1998, through June 30, 1998, the subaccount turned in a total return of 1.86% at unit value.

The initial months of operation can be a challenging time for any fund, and as these returns demonstrate, PCM OTC & Emerging Growth Fund faced more than a few hurdles during its brief debut reporting period. Generally ignoring the small to midsize emerging growth stocks that are the fund's focus, stock investors continued to favor the narrow range of large-capitalization companies with high growth rates that have dominated performance for the past three years. Nonetheless, we remain confident that the fund's aggressive investment style will prove rewarding over the long term for investors seeking above-average growth through investments in small to medium-sized emerging growth companies.

The recent period did have its bright spots, however, such as the strength of the fund's technology and retail holdings. After experiencing a severe setback following the market turbulence surrounding Asian economic downturns, the technology sector roared back during the second quarter of 1998. Technology remains one of the portfolio's largest sectors.

Retail holdings also contributed strongly to performance during the period. This sector benefited from the positive domestic economy and robust consumer spending. The fund's top-performing retail holdings centered around companies that are on the leading edge of trends, profiting from their ability to meet distinct consumer needs and preferences. Examples include home-product retailers that appeal to a more affluent customer base, and companies that are reaping the rewards of the fitness and back-to-nature interests of consumers.

While the subaccount's short-term performance may be somewhat disappointing, today's difficult market has provided some attractive investment opportunities. We anticipate additional volatility ahead as markets continue to sort through the Asian financial crisis. However, we are minimizing the fund's exposure to Asian markets and look forward to improved conditions for the types of stocks in which the fund invests along with benefits from the attractively priced stocks that we have recently added to the portfolio.
----------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Above-average growth potential
----------------------------------------------------------------------------
PORTFOLIO
Common stocks primarily of small to medium-size emerging growth companies
----------------------------------------------------------------------------
UNIT VALUE
June 30, 1998                                                         $10.19
----------------------------------------------------------------------------
This fund invests all or a portion of its assets in small to medium-sized companies. Such investments increase the risk of greater price fluctuations.


PCM U.S. Government and
High Quality Bond Fund
Sub-Account

Although the rush of international investors to the relative safety of the U.S. bond market did drive down yields on most bonds during the period, a flexible strategy and timely portfolio shifts once again propelled PCM U.S. Government and High Quality Bond Fund subaccount to solid performance. For the six months ended June 30, 1998, the subaccount provided a total return of 3.51% at unit value.

With the effects of the Asian downturn on U.S. markets anything but certain, investors remained watchful of the economy and the Federal Reserve Board. In this atmosphere of nervousness, we maintained a slightly defensive portfolio duration throughout the period. Duration measures a portfolio's sensitivity to changing interest rates and can be altered by changing the fund's mix of bonds. Bonds with shorter maturities generally are less sensitive to changes in interest rates, so holding cash or short-term securities as we did during the period will tend to reduce a portfolio's average duration.

A flight to quality from Asian markets, combined with a noninflationary U.S. economic growth picture, fueled a dramatic rise in U.S. Treasury prices during the early part of the semiannual period. In the U.S. government portion of the portfolio, fund performance benefited from its 12% stake in the U.S. Treasury segment of the market as the prices of intermediate and long-maturity Treasuries appreciated significantly.

As the period progressed, mortgage-backed securities went on to outperform Treasuries slightly. Fortunately, the fund was prepared for this shift. At the end of March, we increased the fund's mortgage holdings to approximately 86% of portfolio assets. While U.S. Treasury prices may continue to rise in the short term, we believe the potential for a correction is now greater than prospects for additional gains. Mortgage-backed securities such as GNMAs offer distinct advantages in this environment since they are generally less sensitive than Treasuries to interest-rate changes while offering higher yields in order to compensate investors for the risk of prepayment.

The investment-grade bond portion of the portfolio also benefited from high international investor demand, moderate growth, and low inflation, although the corporate bond market did have some difficulty digesting a surge of new issues.

With mixed economic signals the rule rather than the exception these days, we plan to maintain the fund's slightly defensive posture and sizable position in mortgage-backed securities to take advantage of their relatively higher yields and lower sensitivity to interest rates.
----------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Current income consistent with preservation of capital
----------------------------------------------------------------------------
PORTFOLIO
Securities issued or backed by the full faith and credit of the U.S. government or its agencies or instrumentalities plus corporate bonds rated A or above
----------------------------------------------------------------------------
UNIT VALUE
June 30, 1998                                                         $20.66
----------------------------------------------------------------------------
While U.S. government backing of individual securities does not insure your principal, which will fluctuate with market conditions, it does guarantee that the fund's government-backed holdings will make timely payments of interest and principal.


PCM Utilities Growth and Income Fund
Sub-Account

Although the market environment was not particularly favorable for utilities stocks during the past several months, anticipated changes in the utilities industry as a whole leave us optimistic about the PCM Utilities Growth and Income Fund subaccount's performance potential over the second half of the year. For the six months ended June 30, 1998, the subaccount posted a total return of 3.21% at unit value.

While U.S. economic growth has maintained its energetic pace during the period, interest rates have leveled off and remain comparatively low. Utilities stocks are interest-rate sensitive and tend to track bond performance rather than the performance of the broader equities market; thus, as the rest of the market reached for record highs, the underlying fund's utilities holdings fell behind. In addition, an unusually warm winter season globally has had an adverse effect on electric and gas companies' earnings.

Looking ahead, we see the most important fundamental change in the utilities industry to be the coming convergence of a public energy industry, made up of electric power and natural gas. As we positioned the portfolio to benefit from the trend, several small changes occurred in the fund's asset allocation. Holdings in the gas industry, for example, have risen from about 22% to 25% of the portfolio. This move reflects our view that over time, smaller gas companies will be absorbed by larger ones, and those in turn possibly being acquired by large electric companies.

The electric industry constitutes the largest portion of the portfolio. With interest rates stable and economic growth fairly stable, the fund's bond allocation has declined slightly and is now about 13% of assets. The fund also maintains a position in nonutility stocks, currently 7% of assets, and these stocks enhanced performance over the period. In addition, the fund continues to hold some foreign utilities. These show continuing signs of rewarding growth combined with relative stability, particularly in Europe. In the telephone industry, high demand for basic telephone services, and an explosion of data services through phone lines have helped telephone stocks do well over the period.

As long as the interest rate environment remains benign, growth should continue and we remain fairly optimistic about the utilities sector's ability to catch up with the market's strong performance as it has done in the past.
----------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital growth and current income
----------------------------------------------------------------------------
PORTFOLIO
Common stocks and bonds issued by public utility companies
----------------------------------------------------------------------------
UNIT VALUE
June 30, 1998                                                         $20.79
----------------------------------------------------------------------------
Investing in a single sector increases the possibility of greater price fluctuations and does not provide the diversification of a multisector investment.


PCM Vista Fund
Sub-Account

Although the economic recession in Asia slowed Wall Street's gallop in recent months, PCM Vista Fund subaccount continued to benefit from astute stock selection and positive sector allocations, leading the subaccount to post a strong total return of 16.07% at unit value for the six months ended June 30, 1998.

During the first quarter of 1998, the U.S. economy continued to enjoy the best of both worlds -- moderate economic growth and benign inflation. In the second quarter, however, some Asian-inspired weakness began to emerge. With Asian countries unable to buy imported goods, there was a sudden oversupply of oil, construction equipment, and computer memory chips in world markets. Stocks in these industries experienced a drop in earnings. U.S. manufacturers also experienced slowing domestic sales as the first quarter's inventory build-up worked its way through to final consumers. The retail and leisure sectors performed well, however, as U.S. consumers continued to spend heavily on consumer goods and services.

The fund benefited from solid performance by its holdings in software and technology services as well as faster-growing financial services stocks. Within the technology sector, software and technology services holdings outperformed. As prices for energy and basic materials continued to decline, the fund's limited exposure to these industries proved beneficial. Recent portfolio additions in the Internet service area also showed strong short-term performance. Strong performance was partially offset by stock selection within health care and allocation to utilities.

Even though U.S. stocks made no broad advance in the final months of the period, we believe the long-term outlook is positive. Stock valuations have improved, inflation remains low, and although the Asian crisis has produced some bumps, the U.S. economy appears to be in solid shape. With its focus on the larger, high quality and more liquid midsize growth stocks, we believe the fund is well positioned for what lies ahead.
----------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital appreciation
----------------------------------------------------------------------------
PORTFOLIO
Common stocks with potential for above-average capital growth
----------------------------------------------------------------------------
UNIT VALUE
June 30, 1998                                                         $14.10
----------------------------------------------------------------------------
The fund invests all or a portion of its assets in small to medium-size companies. Such investments increase the risk of greater price fluctuations.


PCM Voyager Fund
Sub-Account

As the aftermath of the Asian financial crisis began to slow the stock market's advance during the second quarter of 1998, sector and securities shifts once again enabled PCM Voyager Fund subaccount to deliver solid performance. Indeed, the fund's all-weather growth portfolio of large, small, and midsize stocks continued to demonstrate its wisdom amid the volatility of recent months. For the six months ended June 30, 1998, the subaccount delivered a total return of 16.26% at unit value.

During the first quarter of 1998, the U.S. economy continued to enjoy the best of both worlds -- moderate economic growth and benign inflation. In the second quarter, however, some Asian-inspired weakness began to emerge. With Asian countries unable to buy imported goods, there was a sudden oversupply of oil, construction equipment, and computer memory chips in world markets. Companies in these industries experienced or were threatened by a drop in earnings. U.S. manufacturers also experienced slowing domestic sales, as the first quarter's inventory build-up worked its way through to final consumers. The retail and leisure sectors performed well, however, as U.S. consumers continued to spend on consumer goods and services.

Overall, the market continued to favor the narrow range of large companies with high growth rates that have dominated performance for the past three years. During the period, we attempted to mitigate some of the volatility affecting one of the underlying fund's primary stock sectors, technology. We trimmed the fund's holdings in semiconductor companies and focused more on telecommunications and Internet-related stocks, which went on to outperform as the technology sector rebounded. Additionally, the fund took advantage of a strong period for mergers and acquisitions in the cable, broadcasting, and entertainment sector. Indeed, the portfolio had large allocations to this sector, which generated superior returns over the period. Consumer-oriented stocks also made solid contributions to fund performance, especially specialty retailers and financial companies, benefiting from the strong domestic economy and robust consumer spending. As always, we sought companies with strong earnings growth prospects that were well positioned in attractive growth industries.

In the months ahead, Asian-inspired volatility may continue to best the stock market. However, with its diversified portfolio of large, small, and midsize stocks in a variety of fast-growing industries, we believe the fund is well positioned for what lies ahead.
----------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital appreciation
----------------------------------------------------------------------------
PORTFOLIO
Stocks of "emerging growth" companies with significant growth potential and established companies with positive growth prospects
----------------------------------------------------------------------------
UNIT VALUE
June 30, 1998                                                         $52.54
----------------------------------------------------------------------------
This fund invests all or a portion of its assets in small to medium-sized companies. Such investments increase the risk of greater price fluctuations.



Fund manager changes

Jennifer E. Leichter has been appointed to the management team of Putnam VT Diversified Income Fund. As managing director and chief investment officer of the Credit team within the Fixed-Income Group, she has broad responsibility for Putnam's high-yield, investment-grade corporate, and emerging markets fixed-income investments. She joined Putnam in 1987 and has 15 years of investment experience.

Michael Martino has been appointed to the management team of Putnam VT U.S. Government and High Quality Bond Fund. He is managing director and chief investment officer of the U.S. Government Bonds and Money Market team within the Core Fixed-Income Group. Before joining Putnam in 1994, he was with Back Bay Advisors and New England Mutual Life Insurance Company. He has 16 years of investment experience.

Jeanne L. Mockard has been appointed to the management team of Putnam VT Utilities Growth and Income Fund. She is a senior portfolio manager in the Global Large-Cap Value Equity Group. She joined Putnam in 1985 and has 13 years of investment experience.

Deborah S. Farrell and Stephen S. Oler have been appointed to the management team of Putnam VT International New Opportunities Fund. Ms. Farrell joined Putnam in 1997 as a senior portfolio manager on the Emerging Markets Equity team. Her investment experience includes positions with Emerging Markets Investors Corp., International Finance Corp., and World Bank. She has 14 years of investment experience. Mr. Oler joined Putnam in 1997 as a senior portfolio manager on the Emerging Markets team, where his primary focus is on Latin America. Prior experience includes positions with Templeton Investment Counsel and Baring Asset Management. He has 13 years of investment experience.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT -- HARTFORD LIFE INSURANCE COMPANY
Statement of Assets & Liabilities
-----------------------------------------------------------------------------------------------------------
June 30, 1998                         Asia Pacific     Diversified         The             Global Asset
(Unaudited)                           Growth           Income              George Putnam   Allocation
                                      Fund             Fund                Fund of Boston  Fund
                                      Sub-Account      Sub-Account         Sub-Account     Sub-Account
-----------------------------------------------------------------------------------------------------------
Assets
Investments:
 ...........................................................................................................
Putnam VT Asia Pacific
Growth Fund
 Shares 3,985,978
 Cost $41,503,612
 ...........................................................................................................
  Market Value:                       $30,891,332      $         --        $       --      $         --
 ...........................................................................................................
Putnam VT Diversified
Income Fund
 Shares 31,395,020
 Cost $329,338,664
 ...........................................................................................................
  Market Value:                                --       343,461,520                --                --
 ...........................................................................................................
Putnam VT The George
Putnam Fund of Boston
 Shares 739,800
 Cost $7,363,240
 ...........................................................................................................
  Market Value:                                --                --         7,375,804                --
 ...........................................................................................................
Putnam VT Global
Asset Allocation Fund
 Shares 28,186,339
 Cost $390,276,301
 ...........................................................................................................
  Market Value:                                --                --                --       519,756,098
 ...........................................................................................................
Putnam VT Global
Growth Fund
 Shares 44,391,444
 Cost $613,534,157
 ...........................................................................................................
  Market Value:                                --                --                --                --
 ...........................................................................................................
Putnam VT Growth and
Income Fund
 Shares 176,473,440
 Cost $3,521,443,951
 ...........................................................................................................
  Market Value:                                --                --                --                --
 ...........................................................................................................
Putnam VT Health
Sciences Fund
 Shares 1,130,483
 Cost $11,205,021
 ...........................................................................................................
  Market Value:                                --                --                --                --
 ...........................................................................................................
Due From Hartford Life
 Insurance Company                             --           217,776           189,074                --
 ...........................................................................................................
Receivable from fund
 shares sold                                8,307                --                --            44,721
-----------------------------------------------------------------------------------------------------------
Total Assets                           30,899,639       343,679,296         7,564,878       519,800,819
-----------------------------------------------------------------------------------------------------------
Liabilities
Due to Hartford Life
 Insurance Company                          8,343                --                --            44,549
 ...........................................................................................................
Payable for fund
 shares purchased                              --           217,062           189,073                --
 ...........................................................................................................
Total Liabilities                           8,343           217,062           189,073            44,549
-----------------------------------------------------------------------------------------------------------
Net Assets (variable
 annuity contract
 liabilities)                         $30,891,296      $343,462,234        $7,375,805      $519,756,270
-----------------------------------------------------------------------------------------------------------


Statement of Assets & Liabilities (continued)
-----------------------------------------------------------------------------------------
June 30, 1998                        Global          Growth               Health
(Unaudited)                          Growth          and Income           Sciences Fund
                                     Fund            Fund                 Sub-Account
                                     Sub-Account     Sub-Account
-----------------------------------------------------------------------------------------
Assets
Investments:
 .........................................................................................
Putnam VT Asia Pacific
Growth Fund
 Shares 3,985,978
 Cost $41,503,612
 .........................................................................................
  Market Value:                      $         --    $           --       $        --
 .........................................................................................
Putnam VT Diversified
Income Fund
 Shares 31,395,020
 Cost $329,338,664
 .........................................................................................
  Market Value:                                --                --                --
 .........................................................................................
Putnam VT The George
Putnam Fund of Boston
 Shares 739,800
 Cost $7,363,240
 .........................................................................................
  Market Value:                                --                --                --
 .........................................................................................
Putnam VT Global
Asset Allocation Fund
 Shares 28,186,339
 Cost $390,276,301
 .........................................................................................
  Market Value:                                --                --                --
 .........................................................................................
Putnam VT Global
Growth Fund
 Shares 44,391,444
 Cost $613,534,157
 .........................................................................................
  Market Value:                       838,554,385                --                --
 .........................................................................................
Putnam VT Growth and
Income Fund
 Shares 176,473,440
 Cost $3,521,443,951
 .........................................................................................
  Market Value:                                --     4,835,372,257                --
 .........................................................................................
Putnam VT Health
Sciences Fund
 Shares 1,130,483
 Cost $11,205,021
 .........................................................................................
  Market Value:                                --                --        11,383,965
 .........................................................................................
Due From Hartford Life
 Insurance Company                             --           756,760           469,091
 .........................................................................................
Receivable from fund
 shares sold                               20,897                 1                --
-----------------------------------------------------------------------------------------
Total Assets                          838,575,282     4,836,129,018        11,853,056
-----------------------------------------------------------------------------------------
Liabilities
Due to Hartford Life
 Insurance Company                         21,126                 1                --
 .........................................................................................
Payable for fund
 shares purchased                              --           750,900           469,092
 .........................................................................................
Total Liabilities                          21,126           750,901           469,092
-----------------------------------------------------------------------------------------
Net Assets (variable
 annuity contract
 liabilities)                        $838,554,156    $4,835,378,117       $11,383,964
-----------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT -- HARTFORD LIFE INSURANCE COMPANY
Statement of Assets & Liabilities (continued)
-----------------------------------------------------------------------------------------------------------
June 30, 1998                        High Yield         International    International      International
(Unaudited)                          Fund               Growth           Growth             New
                                     Sub-Account        Fund             and Income         Opportunities
                                                        Sub-Account      Fund               Fund
                                                                         Sub-Account        Sub-Account
-----------------------------------------------------------------------------------------------------------
Assets
Investments:
 ...........................................................................................................
Putnam VT High
Yield Fund
 Shares 38,425,217
 Cost $450,073,490
 ...........................................................................................................
  Market Value:                      $497,990,816       $        --      $         --       $        --
 ...........................................................................................................
Putnam VT International
Growth Fund
 Shares 7,206,293
 Cost $85,781,920
 ...........................................................................................................
  Market Value:                                --        98,654,155                --                --
 ...........................................................................................................
Putnam VT International
Growth and Income Fund
 Shares 9,134,949
 Cost $105,740,141
 ...........................................................................................................
  Market Value:                                --                --       121,312,121                --
 ...........................................................................................................
Putnam VT International
New Opportunities Fund
 Shares 4,249,215
 Cost $44,724,221
 ...........................................................................................................
  Market Value:                                --                --                --        49,120,923
 ...........................................................................................................
Putnam VT Investors Fund
 Shares 1,381,510
 Cost $14,054,157
 ...........................................................................................................
  Market Value:                                --                --                --                --
 ...........................................................................................................
Putnam VT Money
Market Fund
 Shares 215,615,339
 Cost $215,615,339
 ...........................................................................................................
  Market Value:                                --                --                --                --
 ...........................................................................................................
Putnam VT New
Opportunities Fund
 Shares 42,249,330
 Cost $679,686,354
 ...........................................................................................................
  Market Value:                                --                --                --                --
 ...........................................................................................................
Due From Hartford Life
 Insurance Company                        302,520           295,255           169,145                --
 ...........................................................................................................
Receivable from fund
 shares sold                                1,810                --                --            22,371
-----------------------------------------------------------------------------------------------------------
Total Assets                          498,295,146        98,949,410       121,481,266        49,143,294
-----------------------------------------------------------------------------------------------------------
Liabilities
Due to Hartford Life
 Insurance Company                          1,810                --                --            22,341
 ...........................................................................................................
Payable for fund
 shares purchased                         313,924           295,360           168,733                --
 ...........................................................................................................
Total Liabilities                         315,734           295,360           168,733            22,341
-----------------------------------------------------------------------------------------------------------
Net Assets (variable
 annuity contract
 liabilities)                        $497,979,412       $98,654,050      $121,312,533       $49,120,953
-----------------------------------------------------------------------------------------------------------


Statement of Assets & Liabilities (continued)
-----------------------------------------------------------------------------------------
June 30, 1998                         Investors Fund   Money           New
(Unaudited)                           Sub-Account      Market          Opportunities
                                                       Fund            Fund
                                                       Sub-Account     Sub-Account

-----------------------------------------------------------------------------------------
Assets
Investments:
 .........................................................................................
Putnam VT High
Yield Fund
 Shares 38,425,217
 Cost $450,073,490
 .........................................................................................
  Market Value:                       $        --      $         --    $           --
 .........................................................................................
Putnam VT International
Growth Fund
 Shares 7,206,293
 Cost $85,781,920
 .........................................................................................
  Market Value:                                --                --                --
 .........................................................................................
Putnam VT International
Growth and Income Fund
 Shares 9,134,949
 Cost $105,740,141
 .........................................................................................
  Market Value:                                --                --                --
 .........................................................................................
Putnam VT International
New Opportunities Fund
 Shares 4,249,215
 Cost $44,724,221
 .........................................................................................
  Market Value:                                --                --                --
 .........................................................................................
Putnam VT Investors Fund
 Shares 1,381,510
 Cost $14,054,157
 .........................................................................................
  Market Value:                        14,630,195                --                --
 .........................................................................................
Putnam VT Money
Market Fund
 Shares 215,615,339
 Cost $215,615,339
 .........................................................................................
  Market Value:                                --       215,615,340                --
 .........................................................................................
Putnam VT New
Opportunities Fund
 Shares 42,249,330
 Cost $679,686,354
 .........................................................................................
  Market Value:                                --                --     1,049,050,853
 .........................................................................................
Due From Hartford Life
 Insurance Company                        349,524                --           851,143
 .........................................................................................
Receivable from fund
 shares sold                                   --           401,136                --
-----------------------------------------------------------------------------------------
Total Assets                           14,979,719       216,016,476     1,049,901,996
-----------------------------------------------------------------------------------------
Liabilities
Due to Hartford Life
 Insurance Company                             --           400,144                --
 .........................................................................................
Payable for fund
 shares purchased                         349,525                --           850,275
 .........................................................................................
Total Liabilities                         349,525           400,144           850,275
-----------------------------------------------------------------------------------------
Net Assets (variable
 annuity contract
 liabilities)                         $14,630,194      $215,616,332    $1,049,051,721
-----------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT -- HARTFORD LIFE INSURANCE COMPANY
Statement of Assets & Liabilities (continued)
-----------------------------------------------------------------------------------------------------------
June 30, 1998                         New                OTC &             U.S.Government    Utilities
(Unaudited)                           Value              Emerging Growth   and High          Growth
                                      Fund               Fund              Quality Bond      and Income
                                      Sub-Account        Sub-Account       Fund              Fund
                                                                           Sub-Account       Sub-Account
-----------------------------------------------------------------------------------------------------------
Assets
Investments:
 ...........................................................................................................
Putnam VT New
Value Fund
 Shares 8,019,206
 Cost $89,616,446
 ...........................................................................................................
  Market Value:                       $95,508,740        $       --        $         --      $         --
 ...........................................................................................................
Putnam VT OTC &
Emerging Growth Fund
 Shares 206,576
 Cost $2,015,721
 ...........................................................................................................
  Market Value:                                --         2,113,271                  --                --
 ...........................................................................................................
Putnam VT U.S.
Government High
Quality Bond Fund
 Shares 40,868,275
 Cost $488,403,464
 ...........................................................................................................
  Market Value:                                --                --         540,278,592                --
 ...........................................................................................................
Putnam VT Utilities Growth
and Income Fund
 Shares 28,944,249
 Cost $348,316,705
 ...........................................................................................................
  Market Value:                                --                --                  --       476,132,892
 ...........................................................................................................
Putnam VT Vista Fund
 Shares 7,175,094
 Cost $82,356,267
 ...........................................................................................................
  Market Value:                                --                --                  --                --
 ...........................................................................................................
Putnam VT Voyager Fund
 Shares 58,342,393
 Cost $1,421,335,378
 ...........................................................................................................
  Market Value:                                --                --                  --                --
 ...........................................................................................................
Due From Hartford
Life Insurance Company                    139,205            93,814                  --           108,021
 ...........................................................................................................
Receivable from fund
 shares sold                                   --                --              57,755                --
-----------------------------------------------------------------------------------------------------------
Total Assets                           95,647,945         2,207,085         540,336,347       476,240,913
-----------------------------------------------------------------------------------------------------------
Liabilities
Due to Hartford Life
 Insurance Company                             --                --              58,661                --
 ...........................................................................................................
Payable for fund
 shares purchased                         138,931            93,814                  --           104,976
 ...........................................................................................................
Total Liabilities                         138,931            93,814              58,661           104,976
-----------------------------------------------------------------------------------------------------------
Net Assets (variable
 annuity contract
 liabilities)                         $95,509,014        $2,113,271        $540,277,686      $476,135,937
-----------------------------------------------------------------------------------------------------------


Statement of Assets & Liabilities (continued)
-----------------------------------------------------------------------
June 30, 1998                      Vista             Voyager
(Unaudited)                        Fund              Fund
                                   Sub-Account       Sub-Account


-----------------------------------------------------------------------
Assets
Investments:
 .......................................................................
Putnam VT New
Value Fund
 Shares 8,019,206
 Cost $89,616,446
 .......................................................................
  Market Value:                    $         --      $           --
 .......................................................................
Putnam VT OTC &
Emerging Growth Fund
 Shares 206,576
 Cost $2,015,721
 .......................................................................
  Market Value:                              --                  --
 .......................................................................
Putnam VT U.S.
Government High
Quality Bond Fund
 Shares 40,868,275
 Cost $488,403,464
 .......................................................................
  Market Value:                              --                  --
 .......................................................................
Putnam VT Utilities Growth
and Income Fund
 Shares 28,944,249
 Cost $348,316,705
 .......................................................................
  Market Value:                              --                  --
 .......................................................................
Putnam VT Vista Fund
 Shares 7,175,094
 Cost $82,356,267
 .......................................................................
  Market Value:                     103,321,357                  --
 .......................................................................
Putnam VT Voyager Fund
 Shares 58,342,393
 Cost $1,421,335,378
 .......................................................................
  Market Value:                              --       2,518,057,668
 .......................................................................
Due From Hartford
Life Insurance Company                  385,115                  --
 .......................................................................
Receivable from fund
 shares sold                                 --              36,814
-----------------------------------------------------------------------
Total Assets                        103,706,472       2,518,094,482
-----------------------------------------------------------------------
Liabilities
Due to Hartford Life
 Insurance Company                           --              35,408
 .......................................................................
Payable for fund
 shares purchased                       384,547                  --
 .......................................................................
Total Liabilities                       384,547              35,408
-----------------------------------------------------------------------
Net Assets (variable
 annuity contract
 liabilities)                      $103,321,925      $2,518,059,074
-----------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT -- HARTFORD LIFE INSURANCE COMPANY
Statement of Assets and Liabilities (continued)
-----------------------------------------------------------------------------------------------------------------------------
June 30, 1998                                                    Units             Unit               Contract
(Unaudited)                                                      Owned by          Price              Liability
                                                                 Participants
-----------------------------------------------------------------------------------------------------------------------------
Deferred annuity contracts in the accumulation period:
 Individual Sub-Accounts:
 .............................................................................................................................
  Asia Pacific Growth Fund Sub-Account                                3,850,698        $ 8.012932     $    30,855,380
 .............................................................................................................................
  Asia Pacific Growth Fund .40%                                             991          8.270731               8,198
 .............................................................................................................................
  Diversified Income Fund Sub-Account                                26,155,620         13.116651         343,074,135
 .............................................................................................................................
  Diversified Income Fund .40%                                            1,039         14.031187              14,581
 .............................................................................................................................
  George Putnam Fund Sub-Account                                        742,728          9.917323           7,365,871
 .............................................................................................................................
  George Putnam Fund .40%                                                 1,000          9.933650               9,934
 .............................................................................................................................
  Global Asset Allocation Sub-Account                                17,478,564         29.649660         518,233,483
 .............................................................................................................................
  Global Asset Allocation Fund .40%                                       2,178         19.106404              41,610
 .............................................................................................................................
  Global Growth Fund Sub-Account                                     35,721,363         23.394519         835,684,110
 .............................................................................................................................
  Global Growth Fund .40%                                                 1,497         18.905553              28,305
 .............................................................................................................................
  Growth and Income Fund Sub-Account                                110,456,082         43.704290       4,827,404,661
 .............................................................................................................................
  Growth and Income Fund .40%                                             2,261         22.985097              51,971
 .............................................................................................................................
  Health Sciences Fund Sub-Account                                    1,132,092         10.046801          11,373,901
 .............................................................................................................................
  Health Sciences Fund .40%                                               1,000         10.063410              10,063
 .............................................................................................................................
  High Yield Fund Sub-Account                                        18,767,816         26.485424         497,073,554
 .............................................................................................................................
  High Yield Fund .40%                                                    1,046         15.619716              16,343
 .............................................................................................................................
  International Growth Fund Sub-Account                               7,239,576         13.620094          98,603,701
 .............................................................................................................................
  International Growth Fund Sub-Account .40%                              2,832         13.826020              39,158
 .............................................................................................................................
  International Growth and Income Fund Sub-Account                    8,976,123         13.505738         121,229,161
 .............................................................................................................................
  International Growth and Income Fund Sub-Account .40%                   1,146         13.710560              15,719
 .............................................................................................................................
  International New Opportunities Fund Sub-Account                    4,317,236         11.374072          49,104,556
 .............................................................................................................................
  International New Opportunities Fund Sub-Account .40%                   1,169         11.546833              13,501
 .............................................................................................................................
  Investors Fund Sub-Account                                          1,398,927         10.450673          14,619,726
 .............................................................................................................................
  Investors Fund .40%                                                     1,000         10.467910              10,468
 .............................................................................................................................
  Money Market Fund Sub-Account                                     142,648,246          1.510322         215,444,784
 .............................................................................................................................
  Money Market Fund .40%                                                 10,302          1.204602              12,410
 .............................................................................................................................
  New Opportunities Fund Sub-Account                                 44,044,661         23.801072       1,048,310,153
 .............................................................................................................................
  New Opportunities Fund .40%                                             1,242         26.814162              33,297
 .............................................................................................................................
  New Value Fund Sub-Account                                          7,984,085         11.954075          95,442,355
 .............................................................................................................................
  New Value Fund Sub-Account .40%                                         1,000         12.133980              12,134
 .............................................................................................................................
  OTC & Emerging Fund Sub-Account                                       206,464         10.186107           2,103,068
 .............................................................................................................................
  OTC & Emerging Fund .40%                                                1,000         10.202860              10,203
 .............................................................................................................................
  U.S. Government and High Quality Bond Fund Sub-Account             26,113,187         20.659128         539,475,677
 .............................................................................................................................
  U.S. Government and High Quality Bond Fund .40%                         1,028         13.801454              14,189
 .............................................................................................................................
  Utilities Growth and Income Fund Sub-Account                       22,874,104         20.788536         475,519,145
 .............................................................................................................................
  Utilities Growth and Income Fund .40%                                   1,024         20.164147              20,655
 .............................................................................................................................
  Vista Fund Sub-Account                                              7,317,225         14.104334         103,204,588
 .............................................................................................................................
  Vista Fund Sub-Account .40%                                             1,000         14.315470              14,315
 .............................................................................................................................
  Voyager Fund Sub-Account                                           47,770,990         52.543686       2,510,063,898
 .............................................................................................................................
  Voyager Fund .40%                                                       2,856         25.940049              74,089
 .............................................................................................................................
Sub-total Individual Sub-Accounts:                                                                     12,344,637,050
 .............................................................................................................................
Annuity contracts in the annuity period:
 Individual Sub-Accounts:
 .............................................................................................................................
  Asia Pacific Growth Fund Sub-Account                                    3,459          8.012932              27,718
 .............................................................................................................................
  Diversified Income Fund Sub-Account                                    28,477         13.116651             373,518
 .............................................................................................................................
  Global Asset Allocation Sub-Account                                    49,956         29.649660           1,481,177
 .............................................................................................................................
  Global Growth Fund Sub-Account                                        121,470         23.394519           2,841,741
 .............................................................................................................................
  Growth and Income Fund Sub-Account                                    181,252         43.704290           7,921,485
 .............................................................................................................................
  High Yield Fund Sub-Account                                            30,560         26.485424             809,386
 .............................................................................................................................
  High Yield Fund .40%                                                    5,130         15.619716              80,129
 .............................................................................................................................
  International Growth Fund Sub-Account                                     822         13.620094              11,191
 .............................................................................................................................
  International Growth and Income Fund Sub-Account                        5,009         13.505738              67,653
 .............................................................................................................................
  International New Opportunities Fund Sub-Account                          255         11.374072               2,896
 .............................................................................................................................
  Money Market Fund Sub-Account                                         105,367          1.510322             159,138
 .............................................................................................................................
  New Opportunities Fund Sub-Account                                     29,758         23.801072             708,271
 .............................................................................................................................
  New Value Fund Sub-Account                                              4,561         11.954075              54,525
 .............................................................................................................................
  U.S. Government and High Quality Bond Fund Sub-Account                 38,134         20.659128             787,820
 .............................................................................................................................
  Utilities Growth and Income Fund Sub-Account                           28,676         20.788536             596,137
 .............................................................................................................................
  Vista Fund Sub-Account                                                  7,304         14.104334             103,022
 .............................................................................................................................
  Voyager Fund Sub-Account                                              150,752         52.543686           7,921,066
 .............................................................................................................................
Sub-total Individual Sub-Accounts:                                                                         23,946,873
-----------------------------------------------------------------------------------------------------------------------------
Grand Total:                                                                                          $12,368,583,923
-----------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT -- HARTFORD LIFE INSURANCE COMPANY
Statement of Operations
----------------------------------------------------------------------------------------------------------------
For the Six Months Ended                Asia Pacific       Diversified       The               Global Asset
June 30, 1998                           Growth             Income            George Putnam     Allocation
(Unaudited)                             Fund               Fund              Fund of Boston    Fund
                                        Sub-Account        Sub-Account       Sub-Account*      Sub-Account
----------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends                              $  1,564,512       $13,802,701       $    --           $10,955,687
 ................................................................................................................
Expenses:
 Mortality and expense
  undertakings                              (247,942)       (2,289,931)       (8,023)           (3,541,494)
 ................................................................................................................
 Capital gains income                             --         5,862,590            --            47,058,496
 ................................................................................................................
Net realized and
 unrealized gain (loss)
 on investments:
 ................................................................................................................
 Net realized gain (loss)
  on security transactions                  (246,910)           (2,343)           27             1,329,555
 ................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                       (5,632,028)      (10,576,905)       12,564            (9,046,781)
 ................................................................................................................
 Net gain (loss) on investment            (5,878,938)      (10,579,248)       12,591            (7,717,226)
----------------------------------------------------------------------------------------------------------------
Net increase (decrease)
  in net assets resulting
  from operations                       $ (4,562,368)      $ 6,796,112       $ 4,568           $46,755,463
----------------------------------------------------------------------------------------------------------------


Statement of Operations (continued)
----------------------------------------------------------------------------------------------
For the Six Months Ended                Global            Growth            Health
June 30, 1998                           Growth            and Income        Science Fund
(Unaudited)                             Fund              Fund              Sub-Account*
                                        Sub-Account       Sub-Account
----------------------------------------------------------------------------------------------
Investment income:
 Dividends                              $ 19,995,172      $ 77,068,358      $     --
 ..............................................................................................
Expenses:
 Mortality and expense
  undertakings                             (5,445,088)     (32,464,370)      (13,080)
 ..............................................................................................
 Capital gains income                      99,975,864      503,102,245            --
 ..............................................................................................
Net realized and
 unrealized gain (loss)
 on investments:
 ..............................................................................................
 Net realized gain (loss)
  on security transactions                  2,289,966         (222,756)          203
 ..............................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                        24,243,187     (148,819,221)      178,944
 ..............................................................................................
 Net gain (loss) on investments            26,533,153     (149,041,977)      179,147
----------------------------------------------------------------------------------------------
Net increase (decrease)
  in net assets resulting
  from operations                        $141,059,101     $398,664,256      $166,067
----------------------------------------------------------------------------------------------
*From inception, April 29, 1998 to June 30, 1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT -- HARTFORD LIFE INSURANCE COMPANY
Statement of Operations (continued)
----------------------------------------------------------------------------------------------------------------
For the Six Months Ended                High Yield        International     International     International
June 30, 1998                           Fund              Growth            Growth            New
(Unaudited)                             Sub-Account       Fund              and Income        Opportunities
                                                          Sub-Account       Fund              Fund
                                                                            Sub-Account       Sub-Account
----------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends                              $36,812,133       $        --       $        --       $   91,665
 ................................................................................................................
Expenses:
 Mortality and expense
  undertakings                           (3,369,639)         (507,348)         (732,751)        (325,221)
 ................................................................................................................
 Capital gains income                     5,776,463                --           280,783               --
 ................................................................................................................
Net realized and
 unrealized gain (loss)
 on investments:
 ................................................................................................................
 Net realized gain (loss)
  on security transactions                  353,015           118,438           162,740          (72,262)
 ................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                     (22,773,842)       11,612,274        13,314,763        6,579,462
 ................................................................................................................
 Net gain (loss) on investments         (22,420,827)       11,730,712        13,477,503        6,507,200
----------------------------------------------------------------------------------------------------------------
Net increase (decrease)
  in net assets resulting
  from operations                       $16,798,130       $11,223,364       $13,025,535       $6,273,644
----------------------------------------------------------------------------------------------------------------


Statement of Operations (continued)
----------------------------------------------------------------------------------------------
For the Six Months Ended                Investors Fund    Money             New
June 30, 1998                           Sub-Account*      Market            Opportunities
(Unaudited)                                               Fund              Fund
                                                          Sub-Account       Sub-Account

----------------------------------------------------------------------------------------------
Investment income:
 Dividends                              $     --          $5,253,724        $         --
 ..............................................................................................
Expenses:
 Mortality and expense
  undertakings                           (14,792)         (1,434,416)         (6,617,695)
 ..............................................................................................
 Capital gains income                         --                  --          13,104,760
 ..............................................................................................
Net realized and
 unrealized gain (loss)
 on investments:
 ..............................................................................................
 Net realized gain (loss)
  on security transactions                    --                  --             124,648
 ..............................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                      576,038                  --         147,599,419
 ..............................................................................................
 Net gain (loss) on investments          576,038                  --         147,724,067
----------------------------------------------------------------------------------------------
Net increase (decrease)
  in net assets resulting
  from operations                       $561,246          $3,819,308        $154,211,132
----------------------------------------------------------------------------------------------
*From inception, April 29, 1998 to June 30, 1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT -- HARTFORD LIFE INSURANCE COMPANY
Statement of Operations (continued)
----------------------------------------------------------------------------------------------------------------
For the Six Months Ended                New               OTC &             U.S.Government    Utilities
June 30, 1998                           Value             Emerging Growth   and High          Growth
(Unaudited)                             Fund              Fund              Quality Bond      and Income
                                        Sub-Account       Sub-Account*      Fund              Fund
                                                                            Sub-Account       Sub-Account
----------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends                              $  670,921        $     --          $28,417,527       $13,533,429
 ................................................................................................................
Expenses:
 Mortality and expense
  undertakings                            (608,279)         (2,429)          (3,708,083)       (3,218,886)
 ................................................................................................................
 Capital gains income                    1,531,449              --              739,634        23,325,262
 ................................................................................................................
Net realized and
 unrealized gain (loss)
 on investments:
 ................................................................................................................
 Net realized gain (loss)
  on security transactions                     818         (15,953)             297,926           (30,292)
 ................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                      1,007,874          97,549           (7,361,286)      (18,996,759)
 ................................................................................................................
 Net gain (loss) on investments          1,008,692          81,596           (7,063,360)      (19,027,051)
----------------------------------------------------------------------------------------------------------------
Net increase (decrease)
  in net assets resulting
  from operations                       $2,602,783        $ 79,167          $18,385,718       $14,612,754
----------------------------------------------------------------------------------------------------------------


Statement of Operations (continued)
----------------------------------------------------------------------------
For the Six Months Ended                Vista             Voyager
June 30, 1998                           Fund              Fund
(Unaudited)                             Sub-Account       Sub-Account


----------------------------------------------------------------------------
Investment income:
 Dividends                              $        --       $  5,509,636
 ............................................................................
Expenses:
 Mortality and expense
  undertakings                             (586,053)       (16,241,461)
 ............................................................................
 Capital gains income                            --        134,435,124
 ............................................................................
Net realized and
 unrealized gain (loss)
 on investments:
 ............................................................................
 Net realized gain (loss)
  on security transactions                    4,935           (285,205)
 ............................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                      13,135,208        225,435,410
 ............................................................................
 Net gain (loss) on investments          13,140,143        225,150,205
----------------------------------------------------------------------------
Net increase (decrease)
  in net assets resulting
  from operations                       $12,554,090       $348,853,504
----------------------------------------------------------------------------
*From inception, April 29, 1998 to June 30, 1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCCOUNT -- HARTFORD LIFE INSURANCE COMPANY
Statement of Changes in Net Assets
----------------------------------------------------------------------------------------------------------------
For the Six Months Ended                Asia Pacific      Diversified       The               Global Asset
June 30, 1998                           Growth            Income            George Putnam     Allocation
(Unaudited)                             Fund              Fund              Fund of Boston    Fund
                                        Sub-Account       Sub-Account       Sub-Account*      Sub-Account

----------------------------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)           $ 1,316,570       $ 11,512,770      $   (8,023)       $  7,414,193
 ................................................................................................................
 Capital gains income                            --          5,862,590              --          47,058,496
 ................................................................................................................
 Net realized gain (loss)
  on security transactions                 (246,910)            (2,343)             27           1,329,555
 ................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                      (5,632,028)       (10,576,905)         12,564          (9,046,781)
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                        (4,562,368)         6,796,112           4,568          46,755,463
 ................................................................................................................
Unit Transactions:
 Purchases                                1,312,776         20,800,956       3,554,293          11,106,727
 ................................................................................................................
 Net transfers                           (2,501,984)        14,070,952       3,828,347          (3,509,840)
 ................................................................................................................
 Surrenders                              (1,087,519)       (12,435,794)        (11,403)        (21,314,747)
 ................................................................................................................
 Net annuity transactions                    23,240            111,792              --            (137,593)
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                 (2,253,487)        22,547,906       7,371,237         (13,855,453)
 ................................................................................................................
 Total increase (decrease)
  in net assets                          (6,815,855)        29,344,018       7,375,805          32,900,010
 ................................................................................................................
Net Assets
 Beginning of period                     37,707,151        314,118,216              --         486,856,260
----------------------------------------------------------------------------------------------------------------
 End of period                          $30,891,296       $343,462,234      $7,375,805        $519,756,270
----------------------------------------------------------------------------------------------------------------


Statement of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------------------------
For the Six Months Ended                Global            Growth               Health
June 30, 1998                           Growth            and Income           Sciences Fund
(Unaudited)                             Fund              Fund                 Sub-Account*
                                        Sub-Account       Sub-Account

----------------------------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)           $ 14,550,084      $   44,603,988       $   (13,080)
 ................................................................................................................
 Capital gains income                     99,975,864         503,102,245                --
 ................................................................................................................
 Net realized gain (loss)
  on security transactions                 2,289,966            (222,756)              203
 ................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                       24,243,187        (148,819,221)          178,944
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                        141,059,101         398,664,256           166,067
 ................................................................................................................
Unit Transactions:
 Purchases                                15,658,538         213,818,131         3,232,605
 ................................................................................................................
 Net transfers                           (12,185,699)         54,150,768         8,003,676
 ................................................................................................................
 Surrenders                              (28,059,263)       (168,376,709)          (18,384)
 ................................................................................................................
 Net annuity transactions                   (103,505)            205,814                --
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                 (24,689,929)         99,798,004        11,217,897
 ................................................................................................................
 Total increase (decrease)
  in net assets                          116,369,172         498,462,260        11,383,964
 ................................................................................................................
Net Assets
 Beginning of period                     722,184,984       4,336,915,857                --
----------------------------------------------------------------------------------------------------------------
 End of period                          $838,554,156      $4,835,378,117       $11,383,964
----------------------------------------------------------------------------------------------------------------
*From inception, April 29, 1998 to June 30, 1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT -- HARTFORD LIFE INSURANCE COMPANY
Statement of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------------------------
For the Six Months Ended                   High Yield        International     International     International
June 30, 1998                              Fund              Growth            Growth            New
(Unaudited)                                Sub-Account       Fund              and Income        Opportunities
                                                             Sub-Account       Fund              Fund
                                                                               Sub-Account       Sub-Account
----------------------------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)              $ 33,442,494      $  (507,348)      $   (732,751)     $  (233,556)
 ................................................................................................................
 Capital gains income                         5,776,463               --            280,783               --
 ................................................................................................................
 Net realized gain (loss)
  on security transactions                      353,015          118,438            162,740          (72,262)
 ................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                         (22,773,842)      11,612,274         13,314,763        6,579,462
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                            16,798,130       11,223,364         13,025,535        6,273,644
 ................................................................................................................
Unit Transactions:
 Purchases                                   32,229,772       10,426,175         12,430,792        3,097,555
 ................................................................................................................
 Net transfers                               15,554,857       23,968,789         12,477,200        1,489,604
 ................................................................................................................
 Surrenders                                 (20,088,044)      (1,816,269)        (2,898,738)      (1,404,721)
 ................................................................................................................
 Net annuity transactions                        16,097            3,707             11,401             (210)
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                     27,712,682       32,582,402         22,020,655        3,182,228
 ................................................................................................................
 Total increase (decrease)
  in net assets                              44,510,812       43,805,766         35,046,190        9,455,872
 ................................................................................................................
Net Assets
 Beginning of period                        453,468,600       54,848,284         86,266,343       39,665,081
----------------------------------------------------------------------------------------------------------------
 End of period                             $497,979,412      $98,654,050       $121,312,533      $49,120,953
----------------------------------------------------------------------------------------------------------------


Statement of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------------------------
For the Six Months Ended                Investors Fund    Money             New
June 30, 1998                           Sub-Account*      Market            Opportunities
(Unaudited)                                               Fund              Fund
                                                          Sub-Account       Sub-Account

----------------------------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)           $   (14,792)      $  3,819,308      $   (6,617,695)
 ................................................................................................................
 Capital gains income                            --                 --          13,104,760
 ................................................................................................................
 Net realized gain (loss)
  on security transactions                       --                 --             124,648
 ................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                         576,038                 --         147,599,419
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                           561,246          3,819,308         154,211,132
 ................................................................................................................
Unit Transactions:
 Purchases                                4,576,716         13,965,192          44,233,710
 ................................................................................................................
 Net transfers                            9,530,258         36,972,882          15,440,585
 ................................................................................................................
 Surrenders                                 (38,026)       (41,413,468)        (25,469,433)
 ................................................................................................................
 Net annuity transactions                        --            (15,845)             83,528
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                 14,068,948          9,508,761          34,288,390
 ................................................................................................................
 Total increase (decrease)
  in net assets                          14,630,194         13,328,069         188,499,522
 ................................................................................................................
Net Assets
 Beginning of period                             --        202,288,263         860,552,199
----------------------------------------------------------------------------------------------------------------
 End of period                          $14,630,194       $215,616,332      $1,049,051,721
----------------------------------------------------------------------------------------------------------------
*From inception, April 29, 1998 to June 30, 1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT -- HARTFORD LIFE INSURANCE COMPANY
Statement of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------------------------
For the Six Months Ended                New               OTC &             U.S.Government    Utilities
June 30, 1998                           Value             Emerging Growth   and High          Growth
(Unaudited)                             Fund              Fund              Quality Bond      and Income
                                        Sub-Account       Sub-Account*      Fund              Fund
                                                                            Sub-Account       Sub-Account
----------------------------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)           $    62,642       $   (2,429)       $ 24,709,444      $ 10,314,543
 ................................................................................................................
 Capital gains income                     1,531,449               --             739,634        23,325,262
 ................................................................................................................
 Net realized gain (loss)
  on security transactions                      818          (15,953)            297,926           (30,292)
 ................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                       1,007,874           97,549          (7,361,286)      (18,996,759)
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                         2,602,783           79,167          18,385,718        14,612,754
 ................................................................................................................
Unit Transactions:
 Purchases                               12,392,129          702,614          16,180,262        20,642,526
 ................................................................................................................
 Net transfers                            8,035,583        1,332,036           6,916,206         9,653,286
 ................................................................................................................
 Surrenders                              (2,578,404)            (546)        (30,116,638)      (16,506,722)
 ................................................................................................................
 Net annuity transactions                    26,542               --             (10,570)           31,397
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                 17,875,850        2,034,104          (7,030,740)       13,820,487
 ................................................................................................................
 Total increase (decrease)
  in net assets                          20,478,633        2,113,271          11,354,978        28,433,241
 ................................................................................................................
Net Assets
 Beginning of period                     75,030,381               --         528,922,708       447,702,696
----------------------------------------------------------------------------------------------------------------
 End of period                          $95,509,014       $2,113,271        $540,277,686      $476,135,937
----------------------------------------------------------------------------------------------------------------


Statement of Changes in Net Assets (continued)
----------------------------------------------------------------------------
For the Six Months Ended                Vista             Voyager
June 30, 1998                           Fund              Fund
(Unaudited)                             Sub-Account       Sub-Account


----------------------------------------------------------------------------
Operations:
 Net investment income (loss)           $   (586,053)     $  (10,731,825)
 ............................................................................
 Capital gains income                             --         134,435,124
 ............................................................................
 Net realized gain (loss)
  on security transactions                     4,935            (285,205)
 ............................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                       13,135,208         225,435,410
 ............................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                         12,554,090         348,853,504
 ............................................................................
Unit Transactions:
 Purchases                                14,115,141          87,267,577
 ............................................................................
 Net transfers                             9,936,945          17,713,897
 ............................................................................
 Surrenders                               (2,188,910)        (79,706,677)
 ............................................................................
 Net annuity transactions                     (2,053)            (73,960)
 ............................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                  21,861,123          25,200,837
 ............................................................................
 Total increase (decrease)
  in net assets                           34,415,213         374,054,341
 ............................................................................
Net Assets
 Beginning of period                      68,906,712       2,144,004,733
----------------------------------------------------------------------------
 End of period                          $103,321,925      $2,518,059,074
----------------------------------------------------------------------------
*From inception, April 29, 1998 to June 30, 1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT -- HARTFORD LIFE INSURANCE COMPANY
Statement of Changes in Net Assets
----------------------------------------------------------------------------------------------------------------
For the Year Ended                      Asia Pacific      Diversified       Global Asset      Global
December 31, 1997                       Growth            Income            Allocation        Growth
                                        Fund              Fund              Fund              Fund
                                        Sub-Account       Sub-Account       Sub-Account       Sub-Account

----------------------------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)           $   286,716       $ 10,935,700      $  7,734,396      $  5,584,154
 ................................................................................................................
 Capital gains income                            --          2,352,102        24,114,921        16,781,057
 ................................................................................................................
 Net realized gain (loss)
  on security transactions                 (317,227)            (2,032)          382,203         1,854,347
 ................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                      (7,411,215)         3,452,605        41,346,816        58,240,028
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                        (7,441,726)        16,738,375        73,578,336        82,459,586
 ................................................................................................................
Unit Transactions:
 Purchases                                6,824,313         54,269,125        39,248,244        60,530,559
 ................................................................................................................
 Net transfers                           (7,793,253)         6,390,705         2,130,067       (14,835,954)
 ................................................................................................................
 Surrenders                              (2,299,932)       (17,669,198)      (30,639,160)      (43,839,765)
 ................................................................................................................
 Net annuity transactions                     6,521            103,403             2,282           109,879
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                 (3,262,351)        43,094,035        10,741,433         1,964,719
 ................................................................................................................
 Total increase (decrease)
  in net assets                         (10,704,077)        59,832,410        84,319,769        84,424,305
 ................................................................................................................
Net Assets
 Beginning of period                     48,411,228        254,285,806       402,536,491       637,760,679
----------------------------------------------------------------------------------------------------------------
 End of period                          $37,707,151       $314,118,216      $486,856,260      $722,184,984
----------------------------------------------------------------------------------------------------------------


Statement of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------------------------
For the Year Ended                      Growth              High Yield        International     International
December 31, 1997                       and Income          Fund              Growth            Growth
                                        Fund                Sub-Account       Fund              and Income
                                        Sub-Account                           Sub-Account*      Fund
                                                                                                Sub-Account*
----------------------------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)           $   16,099,755      $ 21,220,896      $   431,084       $ 2,256,907
 ................................................................................................................
 Capital gains income                      170,606,295         3,112,539               --                --
 ................................................................................................................
 Net realized gain (loss)
  on security transactions                    (549,025)          667,197          225,798            52,035
 ................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                        566,542,304        22,952,048        1,259,962         2,257,219
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                          752,699,329        47,952,680        1,916,844         4,566,161
 ................................................................................................................
Unit Transactions:
 Purchases                                 539,289,509        71,464,742       27,282,314        42,203,655
 ................................................................................................................
 Net transfers                             132,038,932        (2,036,158)      27,001,396        41,543,461
 ................................................................................................................
 Surrenders                               (244,974,411)      (38,465,815)      (1,358,447)       (2,094,535)
 ................................................................................................................
 Net annuity transactions                      635,758           313,873            6,177            47,601
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                   426,989,788        31,276,642       52,931,440        81,700,182
 ................................................................................................................
 Total increase (decrease)
  in net assets                          1,179,689,117        79,229,322       54,848,284        86,266,343
 ................................................................................................................
Net Assets
 Beginning of period                     3,157,226,740       374,239,278               --                --
----------------------------------------------------------------------------------------------------------------
 End of period                          $4,336,915,857      $453,468,600      $54,848,284       $86,266,343
----------------------------------------------------------------------------------------------------------------
*From inception, January 2, 1997 to December 31, 1997.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT -- HARTFORD LIFE INSURANCE COMPANY
Statement of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------------------------
For the Year Ended                          International     Money             New                New
December 31, 1997                           New               Market            Opportunities      Value
                                            Opportunities     Fund              Fund               Fund
                                            Fund              Sub-Account       Sub-Account        Sub-Account*
                                            Sub-Account*
----------------------------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)               $  (270,796)      $  8,471,138      $(10,320,489)      $  (571,860)
 ................................................................................................................
 Capital gains income                                --                 --                --                --
 ................................................................................................................
 Net realized gain (loss)
  on security transactions                        8,774                 --        (2,114,704)          (22,915)
 ................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                          (2,182,759)                --       155,175,963         4,884,420
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                            (2,444,781)         8,471,138       142,740,770         4,289,645
 ................................................................................................................
Unit Transactions:
 Purchases                                   23,052,814         77,901,178       115,804,514        34,449,270
 ................................................................................................................
 Net transfers                               20,167,867        (22,892,448)        4,241,130        38,150,975
 ................................................................................................................
 Surrenders                                  (1,113,600)       (61,475,251)      (39,637,945)       (1,885,996)
 ................................................................................................................
 Net annuity transactions                         2,781            118,204           224,473            26,487
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                     42,109,862         (6,348,317)       80,632,172        70,740,736
 ................................................................................................................
 Total increase (decrease)
  in net assets                              39,665,081          2,122,821       223,372,942        75,030,381
 ................................................................................................................
Net Assets
 Beginning of period                                 --        200,165,442       637,179,257                --
----------------------------------------------------------------------------------------------------------------
 End of period                              $39,665,081       $202,288,263      $860,552,199       $75,030,381
----------------------------------------------------------------------------------------------------------------


Statement of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------------------------
For the Year Ended                         U.S.Government    Utilities          Vista            Voyager
December 31, 1997                          and High          Growth             Fund             Fund
                                           Quality Bond      and Income         Sub-Account*     Sub-Account
                                           Fund              Fund
                                           Sub-Account       Sub-Account
----------------------------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)              $ 26,900,731      $  8,298,407       $  (518,559)     $  (22,763,932)
 ................................................................................................................
 Capital gains income                                --        18,719,685                --          76,888,318
 ................................................................................................................
 Net realized gain (loss)
  on security transactions                    1,827,985         1,649,879          (123,252)           (585,530)
 ................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                           7,319,022        62,148,682         7,829,883         359,796,040
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                            36,047,738        90,816,653         7,188,072         413,334,896
 ................................................................................................................
Unit Transactions:
 Purchases                                   31,430,418        28,593,076        32,854,577         197,024,558
 ................................................................................................................
 Net transfers                              (38,035,230)      (17,843,601)       30,909,118         (13,299,198)
 ................................................................................................................
 Surrenders                                 (48,896,007)      (25,522,719)       (2,131,040)       (121,850,857)
 ................................................................................................................
 Net annuity transactions                        34,145            72,442            85,985               6,165
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                    (55,466,674)      (14,700,802)       61,718,640          61,880,668
 ................................................................................................................
 Total increase (decrease)
  in net assets                             (19,418,936)       76,115,851        68,906,712         475,215,564
 ................................................................................................................
Net Assets
 Beginning of period                        548,341,644       371,586,845                --       1,668,789,169
----------------------------------------------------------------------------------------------------------------
 End of period                             $528,922,708      $447,702,696       $68,906,712      $2,144,004,733
----------------------------------------------------------------------------------------------------------------
*From inception, January 2, 1997 to December 31, 1997.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT --
HARTFORD LIFE INSURANCE COMPANY

Notes to Financial Statements
June 30, 1998
(Unaudited)

1. ORGANIZATION:

Putnam Capital Manager Trust Separate Account (the Account) is a separate investment account within Hartford Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invest deposits by variable annuity contractholders of the company in the various mutual funds as directed by the contractholders.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

A) Security Transactions - Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividend and capital gains income are accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

B) Security Valuation - The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of June 30, 1998.

C) Federal Income Taxes - The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

D) Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

3. ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

A) Mortality and Expense Undertakings - The Company, as issuer of variable annuity contracts, provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of 1.25% of the Account's average daily net assets. The Company also provides administrative services and receives an annual fee of 0.15% of the Account's average daily net assets.

B) Deduction of other Fees - Annual maintenance fees are deducted through termination of units of interest from applicable contract owners' accounts, in accordance with the terms of the contracts.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE ONE -- HARTFORD LIFE INSURANCE COMPANY
Statement of Assets & Liabilities
-----------------------------------------------------------------------------------------------------------------------------
June 30, 1998                          Diversified      Global Asset      Global            Growth             High Yield
(Unaudited)                            Income           Allocation        Growth            and Income         Fund
                                       Fund             Fund              Fund              Fund               Sub-Account
                                       Sub-Account      Sub-Account       Sub-Account       Sub-Account
-----------------------------------------------------------------------------------------------------------------------------
Assets
Investments:
 .............................................................................................................................
Putnam VT Diversified
Income Fund
 Shares 120,287
 Cost $1,329,488
 .............................................................................................................................
  Market Value:                        $1,315,939       $        --       $        --       $        --        $       --
 .............................................................................................................................
Putnam VT Global
Asset Allocation Fund
 Shares 618,262
 Cost $9,924,804
 .............................................................................................................................
  Market Value:                                --        11,400,750                --                --                --
 .............................................................................................................................
Putnam VT Global
Growth Fund
 Shares 1,374,951
 Cost $22,533,845
 .............................................................................................................................
  Market Value:                                --                --        25,972,831                --                --
 .............................................................................................................................
Putnam VT Growth and
Income Fund
 Shares 1,435,896
 Cost $34,237,581
 .............................................................................................................................
  Market Value:                                --                --                --        39,343,543                --
 .............................................................................................................................
Putnam VT High Yield Fund
 Shares 561,855
 Cost $7,168,967
 .............................................................................................................................
  Market Value:                                --                --                --                --         7,281,635
 .............................................................................................................................
Due From Hartford Life
 Insurance Company                             --                --             1,762            18,026             9,467
 .............................................................................................................................
Receivable from fund
 shares sold                                   --            11,113                --                --                --
-----------------------------------------------------------------------------------------------------------------------------
Total Assets                            1,315,939        11,411,863        25,974,593        39,361,569         7,291,102
-----------------------------------------------------------------------------------------------------------------------------
Liabilities
Due to Hartford Life
 Insurance Company                             --            11,112                --                --                --
 .............................................................................................................................
Payable for fund
 shares purchased                              --                --             1,774            17,672             9,467
 .............................................................................................................................
Total Liabilities                              --            11,112             1,774            17,672             9,467
-----------------------------------------------------------------------------------------------------------------------------
Net Assets (variable
life contract
 liabilities)                          $1,315,939       $11,400,751       $25,972,819       $39,343,897        $7,281,635
-----------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE ONE -- HARTFORD LIFE INSURANCE COMPANY
Statement of Assets & Liabilities (continued)
-----------------------------------------------------------------------------------------------------------------------------
June 30, 1998                          Money            New                U.S. Government   Utilities        Voyager
(Unaudited)                            Market           Opportunities      and High          Growth           Fund
                                       Fund             Fund               Quality Bond      and Income       Sub-Account
                                       Sub-Account      Sub-Account        Fund              Fund
                                                                           Sub-Account       Sub-Account
-----------------------------------------------------------------------------------------------------------------------------
Assets
Investments:
 .............................................................................................................................
Putnam VT Money
Market Fund
 Shares 1,098,379
 Cost $1,098,379
 .............................................................................................................................
  Market Value:                        $1,098,379       $        --        $       --        $       --       $        --
 .............................................................................................................................
Putnam VT New
Opportunities Fund
 Shares 1,038,953
 Cost $19,246,039
 .............................................................................................................................
  Market Value:                                --        25,797,207                --                --                --
 .............................................................................................................................
Putnam VT U.S. Government
and High Quality Fund
 Shares 489,423
 Cost $6,317,798
 .............................................................................................................................
  Market Value:                                --                --         6,470,171                --                --
 .............................................................................................................................
Putnam VT Utilities
Growth & Income Fund
 Shares 208,685
 Cost $2,782,284
 .............................................................................................................................
  Market Value:                                --                --                --         3,432,862                --
 .............................................................................................................................
Putnam VT Voyager Fund
 Shares 1,298,588
 Cost $40,898,417
 .............................................................................................................................
  Market Value:                                --                --                --                --        56,047,068
 .............................................................................................................................
Due From Hartford Life
 Insurance Company                             --            22,267            54,207            13,402            72,372
 .............................................................................................................................
Receivable from fund
 shares sold                                   10                --                --                --                --
-----------------------------------------------------------------------------------------------------------------------------
Total Assets                            1,098,389        25,819,474         6,524,378         3,446,264        56,119,440
-----------------------------------------------------------------------------------------------------------------------------
Liabilities
Due to Hartford
Life Insurance Company                         --                --                --                --                --
 .............................................................................................................................
Payable for fund
 shares purchased                              --            22,268            54,207             6,881            68,984
 .............................................................................................................................
Total Liabilities                              --            22,268            54,207             6,881            68,984
-----------------------------------------------------------------------------------------------------------------------------
Net Assets (variable
life contract
 liabilities)                          $1,098,389       $25,797,206        $6,470,171        $3,439,383       $56,050,456
-----------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE ONE -- HARTFORD LIFE INSURANCE COMPANY
Statement of Assets and Liabilities (continued)
-----------------------------------------------------------------------------------------------------------------------------
June 30, 1998                                                         Units
(Unaudited)                                                           Owned by         Unit              Contract
                                                                      Participants     Price             Liability
-----------------------------------------------------------------------------------------------------------------------------
Variable life contracts:
 Individual Sub-Accounts:
 .............................................................................................................................
  Diversified Income Fund Sub-Account                                    98,756        $13.325133        $  1,315,939
 .............................................................................................................................
  Global Asset Allocation Fund Sub-Account                              563,487         20.232484          11,400,751
 .............................................................................................................................
  Global Growth Fund Sub-Account                                      1,182,726         21.960141          25,972,819
 .............................................................................................................................
  Growth and Income Fund Sub-Account                                  1,618,896         24.302920          39,343,897
 .............................................................................................................................
  High Yield Fund Sub-Account                                           422,034         17.253674           7,281,635
 .............................................................................................................................
  Money Market Fund Sub-Account                                         869,615          1.263075           1,098,389
 .............................................................................................................................
  New Opportunities Fund Sub-Account                                  1,190,518         21.668888          25,797,206
 .............................................................................................................................
  U.S. Government and High Quality Bond Fund Sub-Account                456,949         14.159492           6,470,171
 .............................................................................................................................
  Utilities Growth and Income Fund Sub-Account                          175,778         19.566675           3,439,383
 .............................................................................................................................
  Voyager Fund Sub-Account                                            2,064,903         27.144357          56,050,456
-----------------------------------------------------------------------------------------------------------------------------
Grand Total:                                                                                             $178,170,646
-----------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE ONE -- HARTFORD LIFE INSURANCE COMPANY
Statement of Operations
----------------------------------------------------------------------------------------------------------------------------------
For the Six Months Ended                Diversified       Global Asset      Global            Growth              High Yield
June 30, 1998                           Income            Allocation        Growth            and Income          Fund
                                        Fund              Fund              Fund              Fund                Sub-Account
                                        Sub-Account       Sub-Account       Sub-Account       Sub-Account
----------------------------------------------------------------------------------------------------------------------------------
Investment Income:
 Dividends                              $44,660           $  229,958        $  554,987        $  592,084          $513,505
 ..................................................................................................................................
 Capital gains income                    18,969              987,748         2,774,936         3,865,126            80,578
 ..................................................................................................................................
Net realized and
 unrealized gain (loss)
 on investments:
 ..................................................................................................................................
 Net realized gain (loss)
  on security transactions                  462                  186            10,014             3,844            (2,544)
 ..................................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                     (36,417)            (181,061)          777,086        (1,293,808)         (337,084)
 ..................................................................................................................................
 Net gain (loss) on investments         (35,955)            (180,875)          787,100        (1,289,964)         (339,628)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
  in net assets resulting
  from operations                       $27,674           $1,036,831        $4,117,023        $3,167,246          $254,455
----------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE ONE -- HARTFORD LIFE INSURANCE COMPANY
Statement of Operations (continued)
----------------------------------------------------------------------------------------------------------------------------------
For the Six Months Ended                        Money          New                 U.S. Government   Utilities        Voyager
June 30, 1998                                   Market         Opportunities       and High          Growth           Fund
                                                Fund           Fund                Quality Bond      and Income       Sub-Account
                                                Sub-Account    Sub-Account         Fund              Fund
                                                                                   Sub-Account       Sub-Account
----------------------------------------------------------------------------------------------------------------------------------
Investment Income:
 Dividends                                      $32,031        $       --          $361,057          $ 91,969         $  117,946
 ..................................................................................................................................
 Capital gains income                                --           305,733             9,397           158,511          2,877,880
 ..................................................................................................................................
Net realized and
 unrealized gain (loss)
 on investments:
 ..................................................................................................................................
 Net realized gain (loss)
  on security transactions                           --           (10,285)           66,861             3,185             12,373
 ..................................................................................................................................
  Net unrealized appreciation
  (depreciation) of investments
  during the period                                  --         3,428,030          (143,640)         (133,295)         4,850,301
 ..................................................................................................................................
  Net gain (loss) on investments                     --         3,417,745           (76,779)         (130,110)         4,862,674
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
  in net assets resulting
  from operations                               $32,031        $3,723,478          $293,675          $120,370         $7,858,500
----------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE ONE -- HARTFORD LIFE INSURANCE COMPANY
Statement of Changes in Net Assets
----------------------------------------------------------------------------------------------------------------------------------
For the Six Months Ended                     Diversified      Global Asset      Global            Growth             High Yield
June 30, 1998                                Income           Allocation        Growth            and Income         Fund
(Unaudited)                                  Fund             Fund              Fund              Fund               Sub-Account
                                             Sub-Account      Sub-Account       Sub-Account       Sub-Account
----------------------------------------------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)                $   44,660       $   229,958       $   554,987       $   592,084        $  513,505
 ..................................................................................................................................
 Capital gains income                            18,969           987,748         2,774,936         3,865,126            80,578
 ..................................................................................................................................
 Net realized gain (loss)
  on security transactions                          462               186            10,014             3,844            (2,544)
 ..................................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                             (36,417)         (181,061)          777,086        (1,293,808)         (337,084)
 ..................................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                                27,674         1,036,831         4,117,023         3,167,246           254,455
 ..................................................................................................................................
Unit transactions:
 Purchases                                      266,883           643,205         2,620,612         3,252,500           780,713
 ..................................................................................................................................
 Net transfers                                  105,128           466,804         1,902,823         3,741,766           698,133
 ..................................................................................................................................
 Surrenders                                     (10,730)         (106,954)         (311,603)         (769,681)         (394,083)
 ..................................................................................................................................
 Loan withdrawals                                (1,681)           (7,359)         (339,566)         (294,561)          (45,877)
 ..................................................................................................................................
 Cost of insurance                              (27,276)         (156,122)         (467,428)         (709,430)         (150,289)
 ..................................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                        332,324           839,574         3,404,838         5,220,594           888,597
 ..................................................................................................................................
 Total increase (decrease)
  in net assets                                 359,998         1,876,405         7,521,861         8,387,840         1,143,052
 ..................................................................................................................................
Net Assets
 Beginning of period                            955,941         9,524,346        18,450,958        30,956,057         6,138,583
----------------------------------------------------------------------------------------------------------------------------------
 End of Period                               $1,315,939       $11,400,751       $25,972,819       $39,343,897        $7,281,635
----------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE ONE -- HARTFORD LIFE INSURANCE COMPANY
Statement of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------------------------------------------
For the Six Months Ended                     Money            New                U.S. Government   Utilities        Voyager
June 30, 1998                                Market           Opportunities      and High          Growth           Fund
(Unaudited)                                  Fund             Fund               Quality Bond      and Income       Sub-Account
                                             Sub-Account      Sub-Account        Fund              Fund
                                                                                 Sub-Account       Sub-Account
----------------------------------------------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)                $   32,031       $        --        $  361,057        $   91,969       $   117,946
 ..................................................................................................................................
 Capital gains income                                --           305,733             9,397           158,511         2,877,880
 ..................................................................................................................................
 Net realized gain (loss)
  on security transactions                           --           (10,285)           66,861             3,185            12,373
 ..................................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                                  --         3,428,030          (143,640)         (133,295)        4,850,301
 ..................................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                                32,031         3,723,478           293,675           120,370         7,858,500
 ..................................................................................................................................
Unit transactions:
 Purchases                                      119,978         2,416,117         1,254,144           210,411         4,316,331
 ..................................................................................................................................
 Net transfers                                 (190,945)        1,966,197        (2,473,932)           74,997         2,786,536
 ..................................................................................................................................
 Surrenders                                     (12,822)         (353,077)         (128,173)          (46,478)       (1,045,049)
 ..................................................................................................................................
 Loan withdrawals                               (13,367)         (108,379)          (99,469)          (23,341)         (460,025)
 ..................................................................................................................................
 Cost of insurance                              (32,284)         (448,249)         (181,080)          (47,491)         (972,781)
 ..................................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                       (129,440)        3,472,609        (1,628,510)          168,098         4,625,012
 ..................................................................................................................................
 Total increase (decrease)
  in net assets                                 (97,409)        7,196,087        (1,334,835)          288,468        12,483,512
 ..................................................................................................................................
 Net assets:
 Beginning of period                          1,195,798        18,601,119         7,805,006         3,150,915        43,566,944
----------------------------------------------------------------------------------------------------------------------------------
 End of period                               $1,098,389       $25,797,206        $6,470,171        $3,439,383       $56,050,456
----------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE ONE -- HARTFORD LIFE INSURANCE COMPANY
Statement of Changes in Net Assets
----------------------------------------------------------------------------------------------------------------------------------
For the year ended                             Diversified      Global Asset     Global            Growth             High Yield
December 31, 1997                              Income           Allocation       Growth            and Income         Fund
                                               Fund             Fund             Fund              Fund               Sub-Account
                                               Sub-Account      Sub-Account      Sub-Account       Sub-Account

----------------------------------------------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)                  $ 30,216         $  220,664       $   334,261       $   397,806        $  262,832
 ..................................................................................................................................
 Capital gains income                             4,763            377,169           359,534           968,274            30,477
 ..................................................................................................................................
 Net realized gain (loss)
  on security transactions                        2,460              7,932           (33,670)           12,251             2,304
 ..................................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                              10,461            742,644         1,236,428         3,534,550           287,986
 ..................................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                                47,900          1,348,409         1,896,553         4,912,881           583,599
 ..................................................................................................................................
Unit transactions:
 Purchases                                      115,990            915,512         3,752,372         4,532,202         1,141,730
 ..................................................................................................................................
 Net transfers                                  402,910          1,954,680         2,721,380         7,767,156         2,371,153
 ..................................................................................................................................
 Surrenders                                     (12,188)          (253,433)         (884,502)       (1,298,679)         (123,174)
 ..................................................................................................................................
 Loan withdrawals                                  (751)           (55,347)         (131,484)         (577,327)         (115,508)
 ..................................................................................................................................
 Cost of insurance                              (33,003)          (229,354)         (683,606)         (929,434)         (249,137)
 ..................................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                        472,958          2,332,058         4,774,160         9,493,918         3,025,064
 ..................................................................................................................................
 Total increase (decrease)
  in net assets                                 520,858          3,680,467         6,670,713        14,406,799         3,608,663
 ..................................................................................................................................
 Net assets:
  Beginning of period                           435,083          5,843,879        11,780,245        16,549,258         2,529,920
----------------------------------------------------------------------------------------------------------------------------------
  End of period                                $955,941         $9,524,346       $18,450,958       $30,956,057        $6,138,583
----------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE ONE -- HARTFORD LIFE INSURANCE COMPANY
Statement of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------------------------------------------
For the year ended                           Money            New                U.S. Government   Utilities        Voyager
December 31, 1997                            Market           Opportunities      and High          Growth           Fund
                                             Fund             Fund               Quality Bond      and Income       Sub-Account
                                             Sub-Account      Sub-Account        Fund              Fund
                                                                                 Sub-Account       Sub-Account
----------------------------------------------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)                $   63,111       $        --        $  365,648        $   76,374       $    60,565
 ..................................................................................................................................
 Capital gains income                                --                --                --           104,146         1,305,213
 ..................................................................................................................................
 Net realized gain (loss)
  on security transactions                           --           (22,886)            8,903            19,472            11,110
 ..................................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                                  --         3,111,259           197,331           433,410         6,852,337
 ..................................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                                63,111         3,088,373           571,882           633,402         8,229,225
 ..................................................................................................................................
Unit transactions:
 Purchases                                      913,653         3,520,934         2,115,331           333,259         7,068,448
 ..................................................................................................................................
 Net transfers                               (1,121,412)        3,467,996         1,005,018           386,953         6,792,739
 ..................................................................................................................................
 Surrenders                                     (15,304)         (593,906)         (435,871)         (177,522)       (1,517,033)
 ..................................................................................................................................
 Loan withdrawals                              (347,423)         (194,305)          121,927            92,803          (425,937)
 ..................................................................................................................................
 Cost of insurance                              (33,406)         (625,715)         (347,724)          (75,120)       (1,444,364)
 ..................................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                       (603,892)        5,575,004         2,458,681           560,373        10,473,853
 ..................................................................................................................................
 Total increase (decrease)
  in net assets                                (540,781)        8,663,377         3,030,563         1,193,775        18,703,078
 ..................................................................................................................................
 Net assets:
  Beginning of period                         1,736,579         9,937,742         4,774,443         1,957,140        24,863,866
----------------------------------------------------------------------------------------------------------------------------------
  End of period                              $1,195,798       $18,601,119        $7,805,006        $3,150,915       $43,566,944
----------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE ONE -- HARTFORD LIFE INSURANCE COMPANY

Notes to Financial Statements
June 30, 1998
(Unaudited)

1. ORGANIZATION:

Separate Account Variable Life One (the Account) is a separate investment account within Hartford Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. The Account consists of twenty two subaccounts. These financial statements include ten subaccounts which invest solely in the Putnam Capital Manager Trust funds (the Funds). The other twelve subaccounts, which invest in the Hartford and Fidelity Mutual Funds, are presented in separate financial statements. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contractholders of the Company in the various mutual funds as directed by the contractholders.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

A) Security Transactions - Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividend and capital gains income are accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

B) Security Valuation - The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of June 30, 1998.

C) Federal Income Taxes - The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

D) Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

3. ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

In accordance with the terms of the contracts, the Company makes deductions for mortality and expense undertakings, cost of insurance, administrative fees, and state premium taxes. These charges are deducted through termination of units of interest from applicable contract owners' accounts.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE TWO -- HARTFORD LIFE INSURANCE COMPANY
Statement of Assets and Liabilities
-----------------------------------------------------------------------------------------------------------------------------
June 30, 1998                            Diversified     Global Asset      Global            Growth            High Yield
(Unaudited)                              Income          Allocation        Growth            and Income        Fund
                                         Fund            Fund              Fund              Fund              Sub-Account
                                         Sub-Account     Sub-Account       Sub-Account       Sub-Account

-----------------------------------------------------------------------------------------------------------------------------
Assets
Investments:
 .............................................................................................................................
Putnam VT Diversified
Income Fund
 Shares 21,094
 Cost $232,324
 .............................................................................................................................
  Market Value:                          $230,763        $       --        $       --        $       --        $       --
 .............................................................................................................................
Putnam VT Global
Asset Allocation Fund
 Shares 167,099
 Cost $3,050,947
 .............................................................................................................................
  Market Value:                                --         3,081,314                --                --                --
 .............................................................................................................................
Putnam VT Global
Growth Fund
 Shares 314,280
 Cost $5,507,517
 .............................................................................................................................
  Market Value:                                --                --         5,936,756                --                --
 .............................................................................................................................
Putnam VT Growth and
Income Fund
 Shares 338,863
 Cost $8,933,133
 .............................................................................................................................
  Market Value:                                --                --                --         9,284,849                --
 .............................................................................................................................
Putnam VT High Yield Fund
 Shares 145,017
 Cost $1,894,381
 .............................................................................................................................
  Market Value:                                --                --                --                --         1,879,426
 .............................................................................................................................
Due From Hartford Life
 Insurance Company                             --               495             2,754            11,129                11
 .............................................................................................................................
Receivable from fund
 shares sold                                   --                --                --                --                --
 .............................................................................................................................
Total Assets                              230,763         3,081,809         5,939,510         9,295,978         1,879,437
 .............................................................................................................................
Liabilities
Due to Hartford Life
 Insurance Company                             --                --                --                --                --
 .............................................................................................................................
Payable for fund
 shares purchased                              --               294             2,573            12,324                --
 .............................................................................................................................
Total Liabilities                              --               294             2,573            12,324                --
-----------------------------------------------------------------------------------------------------------------------------
Net Assets (variable
 life contract
 liabilities)                            $230,763        $3,081,515        $5,936,937        $9,283,654        $1,879,437
-----------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE TWO -- HARTFORD LIFE INSURANCE COMPANY
Statement of Assets and Liabilities (continued)
-----------------------------------------------------------------------------------------------------------------------------
June 30, 1998                            Money           New               U.S. Government     Utilities         Voyager
(Unaudited)                              Market          Opportunities     and High            Growth            Fund
                                         Fund            Fund              Quality Bond        and Income        Sub-Account
                                         Sub-Account     Sub-Account       Fund                Fund
                                                                           Sub-Account         Sub-Account
-----------------------------------------------------------------------------------------------------------------------------
Assets
Investments:
 .............................................................................................................................
Putnam VT Money
Market Fund
 Shares 304,892
 Cost $304,892
 .............................................................................................................................
  Market Value:                          $304,892        $       --        $       --          $     --          $        --
 .............................................................................................................................
Putnam VT New
Opportunities Fund
 Shares 275,257
 Cost $5,256,508
 .............................................................................................................................
  Market Value:                                --         6,834,640                --                --                   --
 .............................................................................................................................
Putnam VT U.S. Government
and High Quality Fund
 Shares 200,138
 Cost $2,546,672
 .............................................................................................................................
  Market Value:                                --                --         2,645,829                --                   --
 .............................................................................................................................
Putnam VT Utilities
Growth & Income Fund
 Shares 47,485
 Cost $739,546
 .............................................................................................................................
  Market Value:                                --                --                --           781,120                   --
 .............................................................................................................................
Putnam VT Voyager Fund
 Shares 283,126
 Cost $10,145,481
 .............................................................................................................................
  Market Value:                                --                --                --                --           12,219,697
 .............................................................................................................................
Due From Hartford Life
 Insurance Company                             --             3,469               450                66                8,369
 .............................................................................................................................
Receivable from fund
 shares sold                                   --                --                --                --                   --
 .............................................................................................................................
Total Assets                              304,892         6,838,109         2,646,279           781,186           12,228,066
 .............................................................................................................................
Liabilities
Due to Hartford Life
 Insurance Company                              1                --                --                --                   --
 .............................................................................................................................
Payable for fund
 shares purchased                              --             3,121               527                --                8,238
 .............................................................................................................................
Total Liabilities                               1             3,121               527                --                8,238
-----------------------------------------------------------------------------------------------------------------------------
Net Assets (variable
 life contract
 liabilities)                            $304,891        $6,834,988        $2,645,752          $781,186          $12,219,828
-----------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE TWO -- HARTFORD LIFE INSURANCE COMPANY
Statement of Assets and Liabilities (continued)
-----------------------------------------------------------------------------------------------------------------------------
June 30, 1998                                                           Units
(Unaudited)                                                             Owned by       Unit               Contract
                                                                        Participants   Price              Liability
-----------------------------------------------------------------------------------------------------------------------------
Variable life contracts:
 Individual Sub-Accounts:
 .............................................................................................................................
  Diversified Income Fund Sub-Account                                    17,318        $13.325133         $   230,763
 .............................................................................................................................
  Global Asset Allocation Fund Sub-Account                              152,305         20.232484           3,081,515
 .............................................................................................................................
  Global Growth Fund Sub-Account                                        270,351         21.960141           5,936,937
 .............................................................................................................................
  Growth and Income Fund Sub-Account                                    381,998         24.302920           9,283,654
 .............................................................................................................................
  High Yield Fund Sub-Account                                           108,930         17.253674           1,879,437
 .............................................................................................................................
  Money Market Fund Sub-Account                                         241,388          1.263075             304,891
 .............................................................................................................................
  New Opportunities Fund Sub-Account                                    315,429         21.668888           6,834,988
 .............................................................................................................................
  U.S. Government and High Quality Bond Fund Sub-Account                186,854         14.159492           2,645,752
 .............................................................................................................................
  Utilities Growth and Income Fund Sub-Account                           39,924         19.566675             781,186
 .............................................................................................................................
  Voyager Fund Sub-Account                                              450,179         27.144357          12,219,828
-----------------------------------------------------------------------------------------------------------------------------
Grand Total:                                                                                              $43,198,951
-----------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE TWO -- HARTFORD LIFE INSURANCE COMPANY
Statement of Operations
----------------------------------------------------------------------------------------------------------------------------------
For the Six Months Ended                         Diversified     Global Asset      Global            Growth            High Yield
June 30, 1998                                    Income          Allocation        Growth            and Income        Fund
(Unaudited)                                      Fund            Fund              Fund              Fund              Sub-Account
                                                 Sub-Account     Sub-Account       Sub-Account       Sub-Account
----------------------------------------------------------------------------------------------------------------------------------
Investment Income:
 Dividends                                       $8,975          $ 51,115          $127,435          $129,504          $114,613
 ..................................................................................................................................
 Capital gains income                             3,812           219,555           637,175           845,402            17,985
 ..................................................................................................................................
Net realized and
 unrealized gain (loss)
 on investments:
 ..................................................................................................................................
 Net realized gain (loss)
  on security transactions                           57               111              (561)            1,711               119
 ..................................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                              (7,149)          (66,924)          149,879          (325,198)          (78,066)
 ..................................................................................................................................
 Net gain (loss) on investments                  (7,092)          (66,813)          149,318          (323,487)          (77,947)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
  in net assets resulting
  from operations:                               $5,695          $203,857          $913,928          $651,419          $ 54,651
----------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE TWO -- HARTFORD LIFE INSURANCE COMPANY
Statement of Operations (continued)
----------------------------------------------------------------------------------------------------------------------------------
For the Six Months Ended                         Money           New               U.S. Government   Utilities        Voyager
June 30, 1998                                    Market          Opportunities     and High          Growth           Fund
(Unaudited)                                      Fund            Fund              Quality Bond      and Income       Sub-Account
                                                 Sub-Account     Sub-Account       Fund              Fund
                                                                                   Sub-Account       Sub-Account
----------------------------------------------------------------------------------------------------------------------------------
Investment Income:
 Dividends                                       $9,063          $     --         $ 159,132          $19,667          $   23,145
 ..................................................................................................................................
 Capital gains income                                --            79,622             4,142           33,897             564,740
 ..................................................................................................................................
Net realized and
 unrealized gain (loss)
 on investments:
 ..................................................................................................................................
 Net realized gain (loss) on
  security transactions                              --            (2,347)           (4,023)              76                 385
 ..................................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                                  --           885,206           (40,216)         (27,165)            941,250
 ..................................................................................................................................
 Net gain (loss) on investments                      --           882,859           (44,239)         (27,089)            941,635
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
  in net assets resulting
  from operations:                               $9,063          $962,481          $119,035          $26,475          $1,529,520
----------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE TWO -- HARTFORD LIFE INSURANCE COMPANY
Statement of Changes in Net Assets
----------------------------------------------------------------------------------------------------------------------------------
For the Six Months Ended                       Diversified     Global Asset      Global            Growth            High Yield
June 30, 1998                                  Income          Allocation        Growth            and Income        Fund
(Unaudited)                                    Fund            Fund              Fund              Fund              Sub-Account
                                               Sub-Account     Sub-Account       Sub-Account       Sub-Account

----------------------------------------------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)                  $  8,975        $   51,115        $  127,435        $  129,504        $  114,613
 ..................................................................................................................................
 Capital gains income                             3,812           219,555           637,175           845,402            17,985
 ..................................................................................................................................
 Net realized gain (loss)
  on security transactions                           57               111              (561)            1,711               119
 ..................................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                              (7,149)          (66,924)          149,879          (325,198)          (78,066)
 ..................................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                                 5,695           203,857           913,928           651,419            54,651
 ..................................................................................................................................
Unit transactions:
 Purchases                                       17,096           156,590           581,407         1,046,200           235,725
 ..................................................................................................................................
 Net transfers                                   36,034         1,173,788           609,930         1,977,943           659,970
 ..................................................................................................................................
 Surrenders                                      (9,322)          (35,082)         (126,047)         (182,159)          (43,828)
 ..................................................................................................................................
 Loan withdrawals                                    --            21,859              (261)           (3,422)               --
 ..................................................................................................................................
 Cost of insurance                               (7,927)          (34,452)         (100,361)         (181,453)          (29,717)
 ..................................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                         35,881         1,282,703           964,668         2,657,109           822,150
 ..................................................................................................................................
 Total increase (decrease)
  in net assets                                  41,576         1,486,560         1,878,596         3,308,528           876,801
 ..................................................................................................................................
Net Assets
 Beginning of period                            189,187         1,594,955         4,058,341         5,975,126         1,002,636
----------------------------------------------------------------------------------------------------------------------------------
 End of Period                                 $230,763        $3,081,515        $5,936,937        $9,283,654        $1,879,437
----------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE TWO -- HARTFORD LIFE INSURANCE COMPANY
Statement of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------------------------------------------
For the Six Months Ended                       Money           New               U.S. Government     Utilities      Voyager
June 30, 1998                                  Market          Opportunities     and High            Growth         Fund
(Unaudited)                                    Fund            Fund              Quality Bond        and Income     Sub-Account
                                               Sub-Account     Sub-Account       Fund                Fund
                                                                                 Sub-Account         Sub-Account
----------------------------------------------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)                  $  9,063        $       --        $  159,132          $ 19,667       $    23,145
 ..................................................................................................................................
 Capital gains income                                --            79,622             4,142            33,897           564,740
 ..................................................................................................................................
 Net realized gain (loss)
  on security transactions                           --            (2,347)           (4,023)               76               385
 ..................................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                                  --           885,206           (40,216)          (27,165)          941,250
 ..................................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                                 9,063           962,481           119,035            26,475         1,529,520
 ..................................................................................................................................
Unit transactions:
 Purchases                                      228,878           702,891           215,628            64,221         1,168,741
 ..................................................................................................................................
 Net transfers                                 (160,278)          601,152          (538,017)          281,173         2,199,331
 ..................................................................................................................................
 Surrenders                                      (5,930)         (148,310)          (34,599)          (10,888)         (229,405)
 ..................................................................................................................................
 Loan withdrawals                                    --              (321)          (52,033)           21,899            32,145
 ..................................................................................................................................
 Cost of insurance                               (2,353)         (110,739)          (69,750)          (11,237)         (183,895)
 ..................................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                         60,317         1,044,673          (478,771)          345,168         2,986,917
 ..................................................................................................................................
 Total increase (decrease)
  in net assets                                  69,380         2,007,154          (359,736)          371,643         4,516,437
 ..................................................................................................................................
Net Assets
 Beginning of period                            235,511         4,827,834         3,005,488           409,543         7,703,391
----------------------------------------------------------------------------------------------------------------------------------
 End of Period                                 $304,891        $6,834,988        $2,645,752          $781,186       $12,219,828
----------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE TWO -- HARTFORD LIFE INSURANCE COMPANY
Statement of Changes in Net Assets
----------------------------------------------------------------------------------------------------------------------------------
For the year ended                             Diversified     Global Asset      Global            Growth            High Yield
December 31, 1997                              Income          Allocation        Growth            and Income        Fund
                                               Fund            Fund              Fund              Fund              Sub-Account
                                               Sub-Account     Sub-Account       Sub-Account       Sub-Account

----------------------------------------------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)                  $  3,548        $   16,282        $   54,214        $   48,364        $   25,054
 ..................................................................................................................................
 Capital gains income                               559            27,830            58,313           117,720             2,905
 ..................................................................................................................................
 Net realized gain (loss)
  on security transactions                           72             1,904            12,818               454             2,088
 ..................................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                               3,772            73,875           185,156           549,596            44,616
 ..................................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                                 7,951           119,891           310,501           716,134            74,663
 ..................................................................................................................................
Unit transactions:
 Purchases                                       69,865           216,473           933,794         1,047,062           202,481
 ..................................................................................................................................
 Net transfers                                   66,718           951,228         1,576,563         3,026,454           435,717
 ..................................................................................................................................
 Surrenders                                      (7,735)          (32,107)         (119,126)         (169,710)          (28,512)
 ..................................................................................................................................
 Loan withdrawals                                    --              (895)          (26,693)          (83,344)               --
 ..................................................................................................................................
 Cost of insurance                               (7,523)          (44,664)         (123,165)         (176,607)          (30,461)
 ..................................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                        121,325         1,090,035         2,241,373         3,643,855           579,225
 ..................................................................................................................................
 Total increase (decrease)
  in net assets                                 129,276         1,209,926         2,551,874         4,359,989           653,888
 ..................................................................................................................................
 Net assets:
  Beginning of period                            59,911           385,029         1,506,467         1,615,137           348,748
----------------------------------------------------------------------------------------------------------------------------------
  End of period                                $189,187        $1,594,955        $4,058,341        $5,975,126        $1,002,636
----------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE TWO -- HARTFORD LIFE INSURANCE COMPANY
Statement of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------------------------------------------
For the year ended                             Money           New               U.S. Government     Utilities       Voyager
December 31, 1997                              Market          Opportunities     and High            Growth          Fund
                                               Fund            Fund              Quality Bond        and Income      Sub-Account
                                               Sub-Account     Sub-Account       Fund                Fund
                                                                                 Sub-Account         Sub-Account
----------------------------------------------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)                  $  8,816        $       --        $   84,427          $  6,195        $    7,934
 ..................................................................................................................................
 Capital gains income                                --                --                --             8,447           170,979
 ..................................................................................................................................
 Net realized gain (loss)
  on security transactions                           --            (2,744)            3,412                41           (10,475)
 ..................................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                                  --           705,146           105,411            58,141         1,072,966
 ..................................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                                 8,816           702,402           193,250            72,824         1,241,404
 ..................................................................................................................................
Unit transactions:
 Purchases                                       46,630           880,486           905,167            56,076         1,401,137
 ..................................................................................................................................
 Net transfers                                   (7,827)        1,743,133         1,214,258           158,063         2,438,213
 ..................................................................................................................................
 Surrenders                                      (8,065)         (141,142)          (57,683)           (9,042)         (228,692)
 ..................................................................................................................................
 Loan withdrawals                                    --           (12,422)          (69,040)               --           (38,108)
 ..................................................................................................................................
 Cost of insurance                               (4,477)         (114,029)         (111,805)          (10,227)         (203,142)
 ..................................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                         26,261         2,356,026         1,880,897           194,870         3,369,408
 ..................................................................................................................................
 Total increase (decrease)
  in net assets                                  35,077         3,058,428         2,074,147           267,694         4,610,812
 ..................................................................................................................................
 Net assets:
  Beginning of period                           200,434         1,769,406           931,341           141,849         3,092,579
----------------------------------------------------------------------------------------------------------------------------------
  End of period                                $235,511        $4,827,834        $3,005,488          $409,543        $7,703,391
----------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE TWO -- HARTFORD LIFE INSURANCE COMPANY

Notes to Financial Statements
June 30, 1998
(Unaudited)

1. ORGANIZATION:

Separate Account Variable Life Two (the Account) is a separate investment account within Hartford Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. The Account consists of twenty two subaccounts. These financial statements include ten subaccounts which invest solely in the Putnam Capital Manager Trust funds (the Funds). The other twelve subaccounts, which invest in the Hartford and Fidelity Mutual Funds, are presented in separate financial statements. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contractholders of the Company in the various mutual funds as directed by the contractholders.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

A) Security Transactions - Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividend and capital gains income are accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

B) Security Valuation - The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of June 30, 1998.

C) Federal Income Taxes - The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

D) Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

3. ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

In accordance with the terms of the contracts, the Company makes deductions for mortality and expense undertakings, cost of insurance, administrative fees, and state premium taxes. These charges are deducted through termination of units of interest from applicable contract owners' accounts.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- HARTFORD LIFE INSURANCE COMPANY
Statement of Assets & Liabilities
-----------------------------------------------------------------------------------------------------------
June 30, 1998                            Asia Pacific    Diversified       The               Global Asset
(Unaudited)                              Growth          Income            George Putnam     Allocation
                                         Fund            Fund              Fund of Boston    Fund
                                         Sub-Account     Sub-Account       Sub-Account       Sub-Account
-----------------------------------------------------------------------------------------------------------
Assets
Investments:
 ...........................................................................................................
Putnam VT Asia Pacific
Growth Fund
 Shares 82,466
 Cost $850,868
 ...........................................................................................................
  Market Value:                          $639,111        $       --        $ --              $       --
 ...........................................................................................................
Putnam VT Diversified
Income Fund
 Shares 171,866
 Cost $1,869,020
 ...........................................................................................................
  Market Value:                                --         1,880,215          --                      --
 ...........................................................................................................
Putnam VT The George
Putnam Fund of Boston
 Shares 100
 Cost $1,000
 ...........................................................................................................
  Market Value:                                --                --         994                      --
 ...........................................................................................................
Putnam VT Global
Asset Allocation Fund
 Shares 108,319
 Cost $1,782,301
 ...........................................................................................................
  Market Value:                                --                --          --               1,997,405
 ...........................................................................................................
Putnam VT Global
Growth Fund
 Shares 471,297
 Cost $7,368,589
 ...........................................................................................................
  Market Value:                                --                --          --                      --
 ...........................................................................................................
Putnam VT Growth and
Income Fund
 Shares 822,557
 Cost $18,745,232
 ...........................................................................................................
  Market Value:                                --                --          --                      --
 ...........................................................................................................
Putnam VT Health
Sciences Fund
 Shares 5,658
 Cost $56,583
 ...........................................................................................................
  Market Value:                                --                --          --                      --
 ...........................................................................................................
Due From Hartford Life
 Insurance Company                             --                --          --                     127
 ...........................................................................................................
Receivable from fund
 shares sold                                   --                --          --                      --
 ...........................................................................................................
Total Assets                              639,111         1,880,215         994               1,997,532
 ...........................................................................................................
Liabilities
Due to Hartford Life
 Insurance Company                             --                --          --                      --
 ...........................................................................................................
Payable for fund
 shares purchased                              --                --          --                     127
 ...........................................................................................................
Total Liabilities                              --                --          --                     127
-----------------------------------------------------------------------------------------------------------
Net Assets (variable
 life contract
 liabilities)                            $639,111        $1,880,215        $994              $1,997,405
-----------------------------------------------------------------------------------------------------------


Statement of Assets & Liabilities (continued)
-----------------------------------------------------------------------------------------
June 30, 1998                          Global           Growth            Health
(Unaudited)                            Growth           and Income        Sciences Fund
                                       Fund             Fund              Sub-Account
                                       Sub-Account      Sub-Account
-----------------------------------------------------------------------------------------
Assets
Investments:
 .........................................................................................
Putnam VT Asia Pacific
Growth Fund
 Shares 82,466
 Cost $850,868
 .........................................................................................
  Market Value:                        $       --       $        --       $    --
 .........................................................................................
Putnam VT Diversified
Income Fund
 Shares 171,866
 Cost $1,869,020
 .........................................................................................
  Market Value:                                --                --            --
 .........................................................................................
Putnam VT The George
Putnam Fund of Boston
 Shares 100
 Cost $1,000
 .........................................................................................
  Market Value:                                --                --            --
 .........................................................................................
Putnam VT Global
Asset Allocation Fund
 Shares 108,319
 Cost $1,782,301
 .........................................................................................
  Market Value:                                --                --            --
 .........................................................................................
Putnam VT Global
Growth Fund
 Shares 471,297
 Cost $7,368,589
 .........................................................................................
  Market Value:                         8,902,791                --            --
 .........................................................................................
Putnam VT Growth and
Income Fund
 Shares 822,557
 Cost $18,745,232
 .........................................................................................
  Market Value:                                --        22,538,061            --
 .........................................................................................
Putnam VT Health
Sciences Fund
 Shares 5,658
 Cost $56,583
 .........................................................................................
  Market Value:                                --                --        56,979
 .........................................................................................
Due From Hartford Life
 Insurance Company                            320            13,682            --
 .........................................................................................
Receivable from fund
 shares sold                                   --                --            --
 .........................................................................................
Total Assets                            8,903,111        22,551,743        56,979
 .........................................................................................
Liabilities
Due to Hartford Life
 Insurance Company                             --                --            --
 .........................................................................................
Payable for fund
 shares purchased                             320            13,683            --
 .........................................................................................
Total Liabilities                             320            13,683            --
-----------------------------------------------------------------------------------------
Net Assets (variable
 life contract
 liabilities)                          $8,902,791       $22,538,060       $56,979
-----------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- HARTFORD LIFE INSURANCE COMPANY
Statement of Assets & Liabilities (continued)
-----------------------------------------------------------------------------------------------------------
June 30, 1998                          High Yield        International     International     International
(Unaudited)                            Fund              Growth            Growth            New
                                       Sub-Account       Fund              and Income        Opportunities
                                                         Sub-Account       Fund              Fund
                                                                           Sub-Account       Sub-Account
-----------------------------------------------------------------------------------------------------------
Assets
Investments:
 ...........................................................................................................
Putnam VT High
Yield Fund
 Shares 410,227
 Cost $5,093,452
 ...........................................................................................................
  Market Value:                        $5,316,547        $     --          $     --          $     --
 ...........................................................................................................
Putnam VT International
Growth Fund
 Shares 20,123
 Cost $235,597
 ...........................................................................................................
  Market Value:                                --         275,483                --                --
 ...........................................................................................................
Putnam VT International
Growth and Income Fund
 Shares 22,026
 Cost $273,074
 ...........................................................................................................
  Market Value:                                --              --           292,504                --
 ...........................................................................................................
Putnam VT International
New Opportunities Fund
 Shares 24,784
 Cost $267,528
 ...........................................................................................................
  Market Value:                                --              --                --           286,498
 ...........................................................................................................
Putnam VT Investors Fund
 Shares 4,086
 Cost $43,202
 ...........................................................................................................
  Market Value:                                --              --                --                --
 ...........................................................................................................
Putnam VT Money
Market Fund
 Shares 3,683,742
 Cost $3,683,742
 ...........................................................................................................
  Market Value:                                --              --                --                --
 ...........................................................................................................
Putnam VT New
Opportunities Fund
 Shares 511,358
 Cost $8,379,648
 ...........................................................................................................
  Market Value:                                --              --                --                --
 ...........................................................................................................
Due From Hartford Life
 Insurance Company                          1,039              --                --                --
 ...........................................................................................................
Receivable from fund
 shares sold                                   --              --                --                --
 ...........................................................................................................
Total Assets                            5,317,586         275,483           292,504           286,498
 ...........................................................................................................
Liabilities
Due to Hartford Life
 Insurance Company                             --              --                --                --
 ...........................................................................................................
Payable for fund
 shares purchased                              --              --                --                --
 ...........................................................................................................
Total Liabilities                           1,039              --                --                --
-----------------------------------------------------------------------------------------------------------
Net Assets (variable
 life contract
 liabilities)                          $5,316,547        $275,483          $292,504          $286,498
-----------------------------------------------------------------------------------------------------------


Statement of Assets & Liabilities (continued)
-----------------------------------------------------------------------------------------
June 30, 1998                          Investors Fund    Money            New
(Unaudited)                            Sub-Account       Market           Opportunities
                                                         Fund             Fund
                                                         Sub-Account      Sub-Account

-----------------------------------------------------------------------------------------
Assets
Investments:
 .........................................................................................
Putnam VT High
Yield Fund
 Shares 410,227
 Cost $5,093,452
 .........................................................................................
  Market Value:                        $    --           $       --       $        --
 .........................................................................................
Putnam VT International
Growth Fund
 Shares 20,123
 Cost $235,597
 .........................................................................................
  Market Value:                             --                   --                --
 .........................................................................................
Putnam VT International
Growth and Income Fund
 Shares 22,026
 Cost $273,074
 .........................................................................................
  Market Value:                             --                   --                --
 .........................................................................................
Putnam VT International
New Opportunities Fund
 Shares 24,784
 Cost $267,528
 .........................................................................................
  Market Value:                             --                   --                --
 .........................................................................................
Putnam VT Investors Fund
 Shares 4,086
 Cost $43,202
 .........................................................................................
  Market Value:                         43,273                   --                --
 .........................................................................................
Putnam VT Money
Market Fund
 Shares 3,683,742
 Cost $3,683,742
 .........................................................................................
  Market Value:                             --            3,683,742                --
 .........................................................................................
Putnam VT New
Opportunities Fund
 Shares 511,358
 Cost $8,379,648
 .........................................................................................
  Market Value:                             --                   --        12,697,015
 .........................................................................................
Due From Hartford Life
 Insurance Company                          --                   --             5,809
 .........................................................................................
Receivable from fund
 shares sold                             3,052                9,164                --
 .........................................................................................
Total Assets                            46,325            3,692,906        12,702,824
 .........................................................................................
Liabilities
Due to Hartford Life
 Insurance Company                       3,052                9,143                --
 .........................................................................................
Payable for fund
 shares purchased                           --                   --             5,809
 .........................................................................................
Total Liabilities                        3,052                9,143             5,809
-----------------------------------------------------------------------------------------
Net Assets (variable
 life contract
 liabilities)                          $43,273           $3,683,763       $12,697,015
-----------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- HARTFORD LIFE INSURANCE COMPANY
Statement of Assets & Liabilities (continued)
-----------------------------------------------------------------------------------------------------------
June 30, 1998                            New               OTC &             U.S. Government   Utilities
(Unaudited)                              Value             Emerging Growth   and High          Growth
                                         Fund              Fund              Quality Bond      and Income
                                         Sub-Account       Sub-Account       Fund              Fund
                                                                             Sub-Account       Sub-Account
-----------------------------------------------------------------------------------------------------------
Assets
Investments:
 ...........................................................................................................
Putnam VT New Value Fund
 Shares 22,091
 Cost $245,532
 ...........................................................................................................
  Market Value:                          $263,108          $   --            $       --        $       --
 ...........................................................................................................
Putnam VT OTC &
Emerging Growth Fund
 Shares 100
 Cost $1,000
 ...........................................................................................................
  Market Value:                                --           1,021                    --                --
 ...........................................................................................................
Putnam VT U.S.
Government and
High Quality Fund
 Shares 109,756
 Cost $1,437,111
 ...........................................................................................................
  Market Value:                                --              --             1,450,977                --
 ...........................................................................................................
Putnam VT Utilities
Growth & Income Fund
 Shares 125,439
 Cost $1,700,858
 ...........................................................................................................
  Market Value:                                --              --                    --         2,063,464
 ...........................................................................................................
Putnam VT Vista Fund
 Shares 19,284
 Cost $229,088
 ...........................................................................................................
  Market Value:                                --              --                    --                --
 ...........................................................................................................
Putnam VT Voyager Fund
 Shares 358,687
 Cost $11,262,140
 ...........................................................................................................
  Market Value:                                --              --                    --                --
 ...........................................................................................................
Due From Hartford
Life Insurance Company                         --              --                    --                --
 ...........................................................................................................
Receivable from fund
 shares sold                                   --              --                    --                --
 ...........................................................................................................
Total Assets                              263,108           1,021             1,450,977         2,063,464
 ...........................................................................................................
Liabilities
Due to Hartford Life
 Insurance Company                             --              --                    --                --
 ...........................................................................................................
Payable for fund
 shares purchased                              --              --                    --                --
 ...........................................................................................................
Total Liabilities                              --              --                    --                --
-----------------------------------------------------------------------------------------------------------
Net Assets (variable
 life contract
 liabilities)                            $263,108          $1,021            $1,450,977        $2,063,464
-----------------------------------------------------------------------------------------------------------


Statement of Assets & Liabilities (continued)
-----------------------------------------------------------------------
June 30, 1998                            Vista          Voyager
(Unaudited)                              Fund           Fund
                                         Sub-Account    Sub-Account


-----------------------------------------------------------------------
Assets
Investments:
 .......................................................................
Putnam VT New Value Fund
 Shares 22,091
 Cost $245,532
 .......................................................................
  Market Value:                          $     --       $        --
 .......................................................................
Putnam VT OTC &
Emerging Growth Fund
 Shares 100
 Cost $1,000
 .......................................................................
  Market Value:                                --                --
 .......................................................................
Putnam VT U.S.
Government and
High Quality Fund
 Shares 109,756
 Cost $1,437,111
 .......................................................................
  Market Value:                                --                --
 .......................................................................
Putnam VT Utilities
Growth & Income Fund
 Shares 125,439
 Cost $1,700,858
 .......................................................................
  Market Value:                                --                --
 .......................................................................
Putnam VT Vista Fund
 Shares 19,284
 Cost $229,088
 .......................................................................
  Market Value:                           277,686                --
 .......................................................................
Putnam VT Voyager Fund
 Shares 358,687
 Cost $11,262,140
 .......................................................................
  Market Value:                                --        15,480,950
 .......................................................................
Due From Hartford
Life Insurance Company                         --                --
 .......................................................................
Receivable from fund
 shares sold                                   --                --
 .......................................................................
Total Assets                              277,686        15,480,950
 .......................................................................
Liabilities
Due to Hartford Life
 Insurance Company                             --                --
 .......................................................................
Payable for fund
 shares purchased                              --                --
 .......................................................................
Total Liabilities                              --                --
-----------------------------------------------------------------------
Net Assets (variable
 life contract
 liabilities)                            $277,686       $15,480,950
-----------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- HARTFORD LIFE INSURANCE COMPANY
Statement of Assets and Liabilities (continued)
-----------------------------------------------------------------------------------------------------------------------------
June 30, 1998                                                         Units
(Unaudited)                                                           Owned by         Unit               Contract
                                                                      Participants     Price              Liability
-----------------------------------------------------------------------------------------------------------------------------
Variable life contracts:
 Individual Sub-Accounts:
 .............................................................................................................................
  Asia Pacific Growth Fund Sub-Account                                   76,302        $ 8.376118         $   639,111
 .............................................................................................................................
  Diversified Income Fund Sub-Account                                   130,656         14.390582           1,880,215
 .............................................................................................................................
  George Putnam Fund Sub-Account                                            100          9.940200                 994
 .............................................................................................................................
  Global Asset Allocation Sub-Account                                   104,705         19.076533           1,997,405
 .............................................................................................................................
  Global Growth Fund Sub-Account                                        471,168         18.895148           8,902,791
 .............................................................................................................................
  Growth and Income Fund Sub-Account                                    997,506         22.594403          22,538,060
 .............................................................................................................................
  Health Sciences Fund Sub-Account                                        5,658         10.070000              56,979
 .............................................................................................................................
  High Yield Fund Sub-Account                                           334,061         15.914896           5,316,547
 .............................................................................................................................
  International Growth Fund Sub-Account                                  19,805         13.909944             275,483
 .............................................................................................................................
  International Growth and Income Fund Sub-Account                       21,211         13.790147             292,504
 .............................................................................................................................
  International New Opportunities Fund Sub-Account                       24,665         11.615679             286,498
 .............................................................................................................................
  Investors Fund Sub-Account                                              4,131         10.474824              43,273
 .............................................................................................................................
  Money Market Fund Sub-Account                                       3,081,460          1.195460           3,683,763
 .............................................................................................................................
  New Opportunities Fund Sub-Account                                    541,933         23.429143          12,697,015
 .............................................................................................................................
  New Value Fund Sub-Account                                             21,555         12.206466             263,108
 .............................................................................................................................
  OTC & Emerging Fund Sub-Account                                           100         10.209500               1,021
 .............................................................................................................................
  U.S. Government and High Quality Bond Fund Sub-Account                103,796         13.979170           1,450,977
 .............................................................................................................................
  Utilities Growth and Income Fund Sub-Account                          102,924         20.048427           2,063,464
 .............................................................................................................................
  Vista Fund Sub-Account                                                 19,282         14.401505             277,686
 .............................................................................................................................
  Voyager Fund Sub-Account                                              653,572         23.868680          15,480,950
-----------------------------------------------------------------------------------------------------------------------------
Grand Total:                                                                                              $78,147,844
-----------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- HARTFORD LIFE INSURANCE COMPANY
Statement of Operations
----------------------------------------------------------------------------------------------------------------
For the Six Months Ended                      Asia Pacific      Diversified      The               Global Asset
June 30, 1998                                 Growth            Income           George Putnam     Allocation
(Unaudited)                                   Fund              Fund             Fund of Boston    Fund
                                              Sub-Account       Sub-Account      Sub-Account*      Sub-Account

----------------------------------------------------------------------------------------------------------------
Investment Income:
 Dividends                                    $ 32,285          $70,490          $--               $ 41,230
 ................................................................................................................
 Capital gains income                               --           29,940           --                177,098
 ................................................................................................................
Net realized and
 unrealized gain (loss)
 on investments:
 ................................................................................................................
 Net realized gain (loss)
  on security transactions                      (2,998)             408           --                    155
 ................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                           (118,608)         (54,621)          (6)               (30,883)
 ................................................................................................................
 Net gain (loss) on investments               (121,606)         (54,213)          (6)               (30,728)
----------------------------------------------------------------------------------------------------------------
Net increase (decrease)
  in net assets resulting
  from operations:                            $(89,321)         $46,217          $(6)              $187,600
----------------------------------------------------------------------------------------------------------------


Statement of Operations (continued)
----------------------------------------------------------------------------------------------
For the Six Months Ended                     Global            Growth           Health
June 30, 1998                                Growth            and Income       Sciences Fund
(Unaudited)                                  Fund              Fund             Sub-Account*
                                             Sub-Account       Sub-Account

----------------------------------------------------------------------------------------------
Investment Income:
 Dividends                                   $  214,168        $  360,949       $ --
 ..............................................................................................
 Capital gains income                         1,070,840         2,356,273         --
 ..............................................................................................
Net realized and
 unrealized gain (loss)
 on investments:
 ..............................................................................................
 Net realized gain (loss)
  on security transactions                        7,527            (2,236)        (2)
 ..............................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                             274,380          (692,333)       396
 ..............................................................................................
 Net gain (loss) on investments                 281,907          (694,569)       394
----------------------------------------------------------------------------------------------
Net increase (decrease)
  in net assets resulting
  from operations:                           $1,566,915        $2,022,653       $394
----------------------------------------------------------------------------------------------
*From inception, April 29, 1998 to June 30, 1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- HARTFORD LIFE INSURANCE COMPANY
Statement of Operations (continued)
----------------------------------------------------------------------------------------------------------------
For the Six Months Ended                   High Yield        International     International     International
June 30, 1998                              Fund              Growth            Growth            New
(Unaudited)                                Sub-Account       Fund              and Income        Opportunities
                                                             Sub-Account       Fund              Fund
                                                                               Sub-Account       Sub-Account
----------------------------------------------------------------------------------------------------------------
Investment Income:
 Dividends                                 $364,870           $   --           $    --           $   439
 ................................................................................................................
 Capital gains income                        57,254               --               505                --
 ................................................................................................................
Net realized and
 unrealized gain (loss)
 on investments:
 ................................................................................................................
 Net realized gain (loss)
  on security transactions                      156           (1,168)              139              (763)
 ................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                        (229,254)          35,406            21,857            32,383
 ................................................................................................................
 Net gain (loss) on investments            (229,098)          34,238            21,996            31,620
----------------------------------------------------------------------------------------------------------------
Net increase (decrease)
  in net assets resulting
  from operations:                         $193,026          $34,238           $22,501           $32,059
----------------------------------------------------------------------------------------------------------------


Statement of Operations (continued)
----------------------------------------------------------------------------------------------
For the Six Months Ended                Investors Fund    Money             New
June 30, 1998                           Sub-Account*      Market            Opportunities
(Unaudited)                                               Fund              Fund
                                                          Sub-Account       Sub-Account

----------------------------------------------------------------------------------------------
Investment Income:
 Dividends                              $--               $89,851           $       --
 ..............................................................................................
 Capital gains income                    --                    --              159,622
 ..............................................................................................
Net realized and
 unrealized gain (loss)
 on investments:
 ..............................................................................................
 Net realized gain (loss)
  on security transactions               --                    --               (3,886)
 ..............................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                      71                    --            1,798,520
 ..............................................................................................
 Net gain (loss) on investments          71                    --            1,794,634
----------------------------------------------------------------------------------------------
Net increase (decrease)
  in net assets resulting
  from operations:                      $71               $89,851           $1,954,256
----------------------------------------------------------------------------------------------
*From inception, April 29, 1998 to June 30, 1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

</TABLE >



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- HARTFORD LIFE INSURANCE COMPANY
Statement of Operations (continued)
----------------------------------------------------------------------------------------------------------------
For the Six Months Ended                New               OTC &             U.S. Government   Utilities
June 30, 1998                           Value             Emerging Growth   and High          Growth
(Unaudited)                             Fund              Fund              Quality Bond      and Income
                                        Sub-Account       Sub-Account*      Fund              Fund
                                                                            Sub-Account       Sub-Account
----------------------------------------------------------------------------------------------------------------
Investment Income:
 Dividends                              $ 2,234           $--               $80,167           $61,115
 ................................................................................................................
 Capital gains income                     5,100            --                 2,087           105,334
 ................................................................................................................
Net realized and
 unrealized gain (loss)
 on investments:
 ................................................................................................................
 Net realized gain (loss)
  on security transactions                1,542            --                   822            (1,180)
 ................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                       3,029            21               (21,891)          (92,018)
 ................................................................................................................
 Net gain (loss) on investments           4,571            21               (21,069)          (93,198)
----------------------------------------------------------------------------------------------------------------
Net increase (decrease)
  in net assets resulting
  from operations:                      $11,905           $21               $61,185           $73,251
----------------------------------------------------------------------------------------------------------------


Statement of Operations (continued)
----------------------------------------------------------------------------
For the Six Months Ended                Vista             Voyager
June 30, 1998                           Fund              Fund
(Unaudited)                             Sub-Account       Sub-Account


----------------------------------------------------------------------------
Investment Income:
 Dividends                              $    --           $   33,492
 ............................................................................
 Capital gains income                        --              817,198
 ............................................................................
Net realized and
 unrealized gain (loss)
 on investments:
 ............................................................................
 Net realized gain (loss)
  on security transactions                6,565               (5,413)
 ............................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                      28,409            1,383,571
 ............................................................................
 Net gain (loss) on investments          34,974            1,378,158
----------------------------------------------------------------------------
Net increase (decrease)
  in net assets resulting
  from operations:                      $34,974           $2,228,848
----------------------------------------------------------------------------
*From inception, April 29, 1998 to June 30, 1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- HARTFORD LIFE INSURANCE COMPANY
Statement of Changes in Net Assets
----------------------------------------------------------------------------------------------------------------
For the Six Months Ended                    Asia Pacific      Diversified       The               Global Asset
June 30, 1998                               Growth            Income            George Putnam     Allocation
(Unaudited)                                 Fund              Fund              Fund of Boston    Fund
                                            Sub-Account       Sub-Account       Sub-Account*      Sub-Account

----------------------------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)               $ 32,285          $   70,490        $   --            $   41,230
 ................................................................................................................
 Capital gains income                             --              29,940            --               177,098
 ................................................................................................................
 Net realized gain (loss)
  on security transactions                    (2,998)                408            --                   155
 ................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                         (118,608)            (54,621)           (6)              (30,883)
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                            (89,321)             46,217            (6)              187,600
 ................................................................................................................
Unit transactions:
 Purchases                                        --                  --         1,000                    --
 ................................................................................................................
 Net transfers                                12,671             259,589            --                72,178
 ................................................................................................................
 Surrenders                                  (22,235)            (37,996)           --               (16,750)
 ................................................................................................................
 Loan withdrawals                               (307)              1,090            --                  (140)
 ................................................................................................................
 Cost of insurance                            (2,427)             (6,029)           --                (6,491)
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                     (12,298)            216,654         1,000                48,797
 ................................................................................................................
 Total increase (decrease)
  in net assets                             (101,619)            262,871           994               236,397
 ................................................................................................................
Net Assets
 Beginning of period                         740,730           1,617,344            --             1,761,008
----------------------------------------------------------------------------------------------------------------
 End of period                              $639,111          $1,880,215        $  994            $1,997,405
----------------------------------------------------------------------------------------------------------------


Statement of Changes in Net Assets
----------------------------------------------------------------------------------------------
For the Six Months Ended                     Global           Growth            Health
June 30, 1998                                Growth           and Income        Sciences Fund
(Unaudited)                                  Fund             Fund              Sub-Account*
                                             Sub-Account      Sub-Account

----------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)                $  214,168       $   360,949       $    --
 ..............................................................................................
 Capital gains income                         1,070,840         2,356,273            --
 ..............................................................................................
 Net realized gain (loss)
  on security transactions                        7,527            (2,236)           (2)
 ..............................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                             274,380          (692,333)          396
 ..............................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                             1,566,915         2,022,653           394
 ..............................................................................................
Unit transactions:
 Purchases                                           --                --         1,000
 ..............................................................................................
 Net transfers                                  (36,493)          780,086        55,788
 ..............................................................................................
 Surrenders                                    (182,575)         (471,107)         (147)
 ..............................................................................................
 Loan withdrawals                                (4,866)            1,149            --
 ..............................................................................................
 Cost of insurance                              (27,406)          (68,535)          (56)
 ..............................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                       (251,340)          241,593        56,585
 ..............................................................................................
 Total increase (decrease)
  in net assets                               1,315,575         2,264,246        56,979
 ..............................................................................................
Net Assets
 Beginning of period                          7,587,216        20,273,814            --
----------------------------------------------------------------------------------------------
 End of period                               $8,902,791       $22,538,060       $56,979
----------------------------------------------------------------------------------------------
*From inception, April 29, 1998 to June 30, 1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- HARTFORD LIFE INSURANCE COMPANY
Statement of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------------------------
For the Six Months Ended                     High Yield       International     International     International
June 30, 1998                                Fund             Growth            Growth            New
(Unaudited)                                  Sub-Account      Fund              and Income        Opportunities
                                                              Sub-Account       Fund              Fund
                                                                                Sub-Account       Sub-Account
----------------------------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)                $  364,870       $     --          $     --          $    439
 ................................................................................................................
 Capital gains income                            57,254             --               505                --
 ................................................................................................................
 Net realized gain (loss) on
  security transactions                             156         (1,168)              139              (763)
 ................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                            (229,254)        35,406            21,857            32,383
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                               193,026         34,238            22,501            32,059
 ................................................................................................................
Unit transactions:
 Purchases                                           --             --                --                --
 ................................................................................................................
 Net transfers                                  802,275         97,441           105,272            60,818
 ................................................................................................................
 Surrenders                                     (65,358)        (1,932)           (1,874)           (2,108)
 ................................................................................................................
 Loan withdrawals                                 4,115            551                --                --
 ................................................................................................................
 Cost of insurance                              (16,225)          (809)             (639)             (827)
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                        724,807         95,251           102,759            57,883
 ................................................................................................................
 Total increase (decrease)
  in net assets                                 917,833        129,489           125,260            89,942
 ................................................................................................................
Net Assets
 Beginning of period                          4,398,714        145,994           167,244           196,556
----------------------------------------------------------------------------------------------------------------
 End of period                               $5,316,547       $275,483          $292,504          $286,498
----------------------------------------------------------------------------------------------------------------


Statement of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------
For the Six Months Ended                   Investors Fund    Money            New
June 30, 1998                              Sub-Account*      Market           Opportunities
(Unaudited)                                                  Fund             Fund
                                                             Sub-Account      Sub-Account

----------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)              $    --           $   89,851       $        --
 ..............................................................................................
 Capital gains income                           --                   --          (159,622)
 ..............................................................................................
 Net realized gain (loss) on
  security transactions                         --                   --            (3,886)
 ..............................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                             71                   --         1,798,520
 ..............................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                               71               89,851         1,954,256
 ..............................................................................................
Unit transactions:
 Purchases                                   1,000            3,368,017                --
 ..............................................................................................
 Net transfers                              42,202           (3,469,073)          522,918
 ..............................................................................................
 Surrenders                                     --              (41,131)         (197,365)
 ..............................................................................................
 Loan withdrawals                               --             (133,145)          (13,660)
 ..............................................................................................
 Cost of insurance                              --              (13,354)          (37,629)
 ..............................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                    43,202             (288,686)          274,264
 ..............................................................................................
 Total increase (decrease)
  in net assets                             43,273             (198,835)        2,228,520
 ..............................................................................................
Net Assets
 Beginning of period                            --            3,882,598        10,468,495
----------------------------------------------------------------------------------------------
 End of period                             $43,273           $3,683,763       $12,697,015
----------------------------------------------------------------------------------------------
*From inception, April 29, 1998 to June 30, 1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- HARTFORD LIFE INSURANCE COMPANY
Statement of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------------------------
For the Six Months Ended                   New               OTC &             U.S. Government   Utilities
June 30, 1998                              Value             Emerging Growth   and High          Growth
(Unaudited)                                Fund              Fund              Quality Bond      and Income
                                           Sub-Account       Sub-Account*      Fund              Fund
                                                                               Sub-Account       Sub-Account
----------------------------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)              $  2,234          $   --            $   80,167        $   61,115
 ................................................................................................................
 Capital gains income                         5,100              --                 2,087           105,334
 ................................................................................................................
 Net realized gain (loss) on
  security transactions                       1,542              --                   822            (1,180)
 ................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                           3,029              21               (21,891)          (92,018)
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                            11,905              21                61,185            73,251
 ................................................................................................................
Unit transactions:
 Purchases                                       --           1,000                    --                --
 ................................................................................................................
 Net transfers                              (38,172)             --               (71,032)           70,815
 ................................................................................................................
 Surrenders                                  (2,462)             --               (38,294)          (45,710)
 ................................................................................................................
 Loan withdrawals                             1,930              --                 4,526            (5,084)
 ................................................................................................................
 Cost of insurance                             (940)             --                (5,295)           (7,424)
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                    (39,644)          1,000              (110,095)           12,597
 ................................................................................................................
 Total increase (decrease)
  in net assets                             (27,739)          1,021               (48,910)           85,848
 ................................................................................................................
Net Assets
 Beginning of period                        290,847              --             1,499,887         1,977,616
----------------------------------------------------------------------------------------------------------------
 End of period                             $263,108          $1,021            $1,450,977        $2,063,464
----------------------------------------------------------------------------------------------------------------


Statement of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------
For the Six Months Ended                   Vista             Voyager
June 30, 1998                              Fund              Fund
(Unaudited)                                Sub-Account       Sub-Account


----------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)              $     --          $    33,492
 ..............................................................................................
 Capital gains income                            --              817,198
 ..............................................................................................
 Net realized gain (loss) on
  security transactions                       6,565               (5,413)
 ..............................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                          28,409            1,383,571
 ..............................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                            34,974            2,228,848
 ..............................................................................................
Unit transactions:
 Purchases                                       --                   --
 ..............................................................................................
 Net transfers                               62,333              670,383
 ..............................................................................................
 Surrenders                                  (1,792)            (294,180)
 ..............................................................................................
 Loan withdrawals                                --              (14,206)
 ..............................................................................................
 Cost of insurance                             (559)             (46,171)
 ..............................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                     59,982              315,826
 ..............................................................................................
 Total increase (decrease)
  in net assets                              94,956            2,544,674
 ..............................................................................................
 Net Assets
 Beginning of period                        182,730           12,936,276
----------------------------------------------------------------------------------------------
 End of period                             $277,686          $15,480,950
----------------------------------------------------------------------------------------------
*From inception, April 29, 1998 to June 30, 1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- HARTFORD LIFE INSURANCE COMPANY
Statement of Changes in Net Assets
----------------------------------------------------------------------------------------------------------------
For the Year Ended                          Asia Pacific    Diversified       Global Asset      Global
December 31, 1997                           Growth          Income            Allocation        Growth
                                            Fund            Fund              Fund              Fund
                                            Sub-Account     Sub-Account       Sub-Account       Sub-Account

----------------------------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)               $ 18,881        $   62,554        $   45,684        $  155,488
 ................................................................................................................
 Capital gains income                             --             9,861            78,086           167,244
 ................................................................................................................
 Net realized gain(loss)
  on security transactions                    (4,716)              208               985            (6,243)
 ................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                         (145,844)           21,960           137,965           601,162
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                           (131,679)           94,583           262,720           917,651
 ................................................................................................................
Unit transactions:
 Purchases                                        --                --                --                --
 ................................................................................................................
 Net transfers                                (5,780)          499,003           345,410           880,302
 ................................................................................................................
 Surrenders                                  (17,461)          (27,995)          (30,466)         (273,522)
 ................................................................................................................
 Loan withdrawals                             (7,128)           (1,526)          (21,786)          (43,107)
 ................................................................................................................
 Cost of insurance                            (6,464)           (9,419)          (10,616)          (49,753)
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                     (36,833)          460,063           282,542           513,920
 ................................................................................................................
 Total increase (decrease)
  in net assets                             (168,512)          554,646           545,262         1,431,571
 ................................................................................................................
 Net assets:
 Beginning of period                         909,242         1,062,698         1,215,746         6,155,645
----------------------------------------------------------------------------------------------------------------
 End of period                              $740,730        $1,617,344        $1,761,008        $7,587,216
----------------------------------------------------------------------------------------------------------------


Statement of Changes in Net Assets
----------------------------------------------------------------------------------------------------------------
For the Year Ended                        Growth             High Yield        International      International
December 31, 1997                         and Income         Fund              Growth             Growth
                                          Fund               Sub-Account       Fund               and Income
                                          Sub-Account                          Sub-Account*       Fund
                                                                                                  Sub-Account*
----------------------------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)             $   314,190        $  246,290         $  2,245          $  4,968
 ................................................................................................................
 Capital gains income                         764,750            28,559               --                --
 ................................................................................................................
 Net realized gain(loss)
  on security transactions                    (11,346)            2,554             (952)              261
 ................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                         2,573,528           241,895            4,480            (2,427)
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                           3,641,122           519,298            5,773             2,802
 ................................................................................................................
Unit transactions:
 Purchases                                         --                --            1,000             1,000
 ................................................................................................................
 Net transfers                              3,372,228           738,928          141,118           164,247
 ................................................................................................................
 Surrenders                                  (399,306)         (149,096)          (1,312)             (664)
 ................................................................................................................
 Loan withdrawals                             (95,139)           16,923               --                --
 ................................................................................................................
 Cost of insurance                           (114,975)          (26,321)            (585)             (141)
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                    2,762,808           580,434          140,221           164,442
 ................................................................................................................
 Total increase (decrease)
  in net assets                             6,403,930         1,099,732          145,994           167,244
 ................................................................................................................
 Net assets:
 Beginning of period                       13,869,884         3,298,982               --                --
----------------------------------------------------------------------------------------------------------------
 End of period                            $20,273,814        $4,398,714         $145,994          $167,244
----------------------------------------------------------------------------------------------------------------
*From inception, January 2, 1997 to December 31, 1997.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- HARTFORD LIFE INSURANCE COMPANY
Statement of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------------------------
For the Year Ended                          International     Money            New                  New
December 31, 1997                           New               Market           Opportunities        Value
                                            Opportunities     Fund             Fund                 Fund
                                            Fund              Sub-Account      Sub-Account          Sub-Account*
                                            Sub-Account*
----------------------------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)               $    571          $  187,676       $        --          $     --
 ................................................................................................................
 Capital gains income                             --                  --                --                --
 ................................................................................................................
 Net realized gain(loss)
  on security transactions                      (583)                 --            (5,661)           (2,943)
 ................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                          (13,413)                 --         1,909,685            14,548
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                            (13,425)            187,676         1,904,024            11,605
 ................................................................................................................
Unit transactions:
 Purchases                                     1,000           9,479,089                --             1,000
 ................................................................................................................
 Net transfers                               211,827          (9,663,164)        1,158,747           287,299
 ................................................................................................................
 Surrenders                                   (2,118)           (119,388)         (294,057)           (8,127)
 ................................................................................................................
 Loan withdrawals                                 (1)           (193,526)          (72,749)               --
 ................................................................................................................
 Cost of insurance                              (727)            (31,033)          (60,495)             (930)
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                     209,981            (528,022)          731,446           279,242
 ................................................................................................................
 Total increase (decrease)
  in net assets                              196,556            (340,346)        2,635,470           290,847
 ................................................................................................................
 Net assets:
 Beginning of period                              --           4,222,944         7,833,025                --
----------------------------------------------------------------------------------------------------------------
 End of period                              $196,556          $3,882,598       $10,468,495          $290,847
----------------------------------------------------------------------------------------------------------------


Statement of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------------------------
For the Year Ended                           U.S. Government   Utilities           Vista          Voyager
December 31, 1997                            and High          Growth              Fund           Fund
                                             Quality Bond      and Income          Sub-Account*   Sub-Account
                                             Fund              Fund
                                             Sub-Account       Sub-Account
----------------------------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)                $   83,063        $   56,715          $     15       $    20,325
 ................................................................................................................
 Capital gains income                                --            77,339                --           438,026
 ................................................................................................................
 Net realized gain(loss)
  on security transactions                        1,430             4,906            (6,610)            1,878
 ................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                              25,565           280,202            20,188         2,144,618
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                               110,058           419,162            13,593         2,604,847
 ................................................................................................................
Unit transactions:
 Purchases                                           --                --             1,000                --
 ................................................................................................................
 Net transfers                                  135,429           126,503           170,550         1,437,360
 ................................................................................................................
 Surrenders                                     (24,042)          (29,456)           (1,924)         (346,502)
 ................................................................................................................
 Loan withdrawals                                (1,568)          (10,900)               --           (87,887)
 ................................................................................................................
 Cost of insurance                               (9,754)          (12,352)             (489)          (73,765)
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                        100,065            73,795           169,137           929,206
 ................................................................................................................
 Total increase (decrease)
  in net assets                                 210,123           492,957           182,730         3,534,053
 ................................................................................................................
 Net assets:
 Beginning of period                          1,289,764         1,484,659                --         9,402,223
----------------------------------------------------------------------------------------------------------------
 End of period                               $1,499,887        $1,977,616          $182,730       $12,936,276
----------------------------------------------------------------------------------------------------------------
*From inception, January 2, 1997 to December 31, 1997.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE --
HARTFORD LIFE INSURANCE COMPANY

Notes to Financial Statements
June 30, 1998
(Unaudited)

1. ORGANIZATION:

Putnam Capital Manager Trust Separate Account Five (the Account) is a separate investment account within Hartford Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission
(SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contractholders of the Company in various mutual funds (the Funds) as directed by the contractholders.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

A) Security Transactions - Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividend and capital gains income are accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

B) Security Valuation - The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of June 30, 1998.

C) Federal Income Taxes - The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

D) Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

3. ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

In accordance with the terms of the contracts, the Company makes deductions for mortality and expense undertakings, cost of insurance, administrative fees, and state premium taxes. These charges are deducted through termination of units of interest from applicable contract owners' accounts.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statement of Assets & Liabilities
-----------------------------------------------------------------------------------------------------------
June 30, 1998                         Asia Pacific     Diversified         The               Global Asset
(Unaudited)                           Growth           Income              George Putnam     Allocation
                                      Fund             Fund                Fund of Boston    Fund
                                      Sub-Account      Sub-Account         Sub-Account       Sub-Account

-----------------------------------------------------------------------------------------------------------
Assets
Investments:
 ...........................................................................................................
Putnam VT Asia Pacific
Growth Fund
 Shares 7,161,408
 Cost $75,039,458
 ...........................................................................................................
  Market Value:                       $55,500,910      $         --        $       --        $         --
 ...........................................................................................................
Putnam VT Diversified
Income Fund
 Shares 26,895,584
 Cost $283,276,283
 ...........................................................................................................
  Market Value:                                --       294,237,693                --                  --
 ...........................................................................................................
Putnam VT The George
Putnam Fund of Boston
 Shares 807,229
 Cost $8,029,416
 ...........................................................................................................
  Market Value:                                --                --         8,048,070                  --
 ...........................................................................................................
Putnam VT Global Asset
Allocation Fund
 Shares 27,392,218
 Cost $426,322,371
 ...........................................................................................................
  Market Value:                                --                --                --         505,112,497
 ...........................................................................................................
Putnam VT Global
Growth Fund
 Shares 53,651,601
 Cost $811,535,700
 ...........................................................................................................
  Market Value:                                --                --                --                  --
 ...........................................................................................................
Putnam VT Growth and
Income Fund
 Shares 160,273,755
 Cost $3,599,474,506
 ...........................................................................................................
  Market Value:                                --                --                --                  --
 ...........................................................................................................
Putnam VT Health
Sciences Fund
 Shares 1,693,762
 Cost $16,752,892
 ...........................................................................................................
  Market Value:                                --                --                --                  --
 ...........................................................................................................
Due From Hartford Life &
 Annuity Insurance Company                     --           210,231           204,618                  --
 ...........................................................................................................
Receivable from fund
 shares sold                               58,940                --                --              48,206
-----------------------------------------------------------------------------------------------------------
Total Assets                           55,559,850       294,447,924         8,252,688         505,160,703
-----------------------------------------------------------------------------------------------------------
Liabilities
Due to Hartford Life &
 Annuity Insurance Company                 58,856                --                --              48,488
 ...........................................................................................................
Payable for fund
 shares purchased                              --           210,547           204,618                  --
 ...........................................................................................................
Total Liabilities                          58,856           210,547           204,618              48,488
-----------------------------------------------------------------------------------------------------------
Net Assets (variable
 annuity contract
 liabilities)                         $55,500,994      $294,237,377        $8,048,070        $505,112,215
-----------------------------------------------------------------------------------------------------------


Statement of Assets & Liabilities (continued)
-----------------------------------------------------------------------------------------
June 30, 1998                      Global            Growth               Health
(Unaudited)                        Growth            and Income           Sciences
                                   Fund              Fund                 Fund
                                   Sub-Account       Sub-Account          Sub-Account

-----------------------------------------------------------------------------------------
Assets
Investments:
 .........................................................................................
Putnam VT Asia Pacific
Growth Fund
 Shares 7,161,408
 Cost $75,039,458
 .........................................................................................
  Market Value:                    $           --    $           --       $        --
 .........................................................................................
Putnam VT Diversified
Income Fund
 Shares 26,895,584
 Cost $283,276,283
 .........................................................................................
  Market Value:                                --                --                --
 .........................................................................................
Putnam VT The George
Putnam Fund of Boston
 Shares 807,229
 Cost $8,029,416
 .........................................................................................
  Market Value:                                --                --                --
 .........................................................................................
Putnam VT Global Asset
Allocation Fund
 Shares 27,392,218
 Cost $426,322,371
 .........................................................................................
  Market Value:                                --                --                --
 .........................................................................................
Putnam VT Global
Growth Fund
 Shares 53,651,601
 Cost $811,535,700
 .........................................................................................
  Market Value:                     1,013,478,750                --                --
 .........................................................................................
Putnam VT Growth and
Income Fund
 Shares 160,273,755
 Cost $3,599,474,506
 .........................................................................................
  Market Value:                                --     4,391,500,885                --
 .........................................................................................
Putnam VT Health
Sciences Fund
 Shares 1,693,762
 Cost $16,752,892
 .........................................................................................
  Market Value:                                --                --        17,056,180
 .........................................................................................
Due From Hartford Life &
 Annuity Insurance Company                     --         1,013,398           406,262
 .........................................................................................
Receivable from fund
 shares sold                              264,860                --                --
-----------------------------------------------------------------------------------------
Total Assets                        1,013,743,610     4,392,514,283        17,462,442
-----------------------------------------------------------------------------------------
Liabilities
Due to Hartford Life &
 Annuity Insurance Company                265,349                --                --
 .........................................................................................
Payable for fund
 shares purchased                              --         1,021,045           406,254
 .........................................................................................
Total Liabilities                         265,349         1,021,045           406,254
-----------------------------------------------------------------------------------------
Net Assets (variable
 annuity contract
 liabilities)                      $1,013,478,261    $4,391,493,238       $17,056,188
-----------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statement of Assets & Liabilities (continued)
-----------------------------------------------------------------------------------------------------------
June 30, 1998                        High Yield        International     International     International
(Unaudited)                          Fund              Growth            Growth            New
                                     Sub-Account       Fund              and Income        Opportunities
                                                       Sub-Account       Fund              Fund
                                                                         Sub-Account       Sub-Account
-----------------------------------------------------------------------------------------------------------
Assets
Investments:
 ...........................................................................................................
Putnam VT High
Yield Fund
 Shares 47,904,410
 Cost $592,492,852
 ...........................................................................................................
  Market Value:                      $620,841,153      $         --      $         --       $        --
 ...........................................................................................................
Putnam VT International
Growth Fund
 Shares 10,094,218
 Cost $118,989,006
 ...........................................................................................................
  Market Value:                                --       138,189,849                --                --
 ...........................................................................................................
Putnam VT International
Growth and Income Fund
 Shares 12,910,418
 Cost $149,463,943
 ...........................................................................................................
  Market Value:                                --                --       171,450,352                --
 ...........................................................................................................
Putnam VT International
New Opportunities Fund
 Shares 6,752,260
 Cost $71,137,940
 ...........................................................................................................
  Market Value:                                --                --                --        78,056,129
 ...........................................................................................................
Putnam VT Investors Fund
 Shares 1,719,836
 Cost $17,433,097
 ...........................................................................................................
  Market Value:                                --                --                --                --
 ...........................................................................................................
Putnam VT Money
Market Fund
 Shares 209,179,559
 Cost $209,179,559
 ...........................................................................................................
  Market Value:                                --                --                --                --
 ...........................................................................................................
Putnam VT New
Opportunities Fund
 Shares 60,020,725
 Cost $997,859,570
 ...........................................................................................................
  Market Value:                                --                --                --                --
 ...........................................................................................................
Due From Hartford Life &
 Annuity Insurance Company                     --           223,549           399,057            78,034
 ...........................................................................................................
Receivable from fund
 shares sold                              156,372                --                --                --
-----------------------------------------------------------------------------------------------------------
Total Assets                          620,997,525       138,413,398       171,849,409        78,134,163
-----------------------------------------------------------------------------------------------------------
Liabilities
Due to Hartford Life &
 Annuity Insurance Company                149,260                --                --                --
 ...........................................................................................................
Payable for fund
 shares purchased                              --           223,361           398,585            78,198
 ...........................................................................................................
Total Liabilities                         149,260           223,361           398,585            78,198
-----------------------------------------------------------------------------------------------------------
Net Assets (variable
 annuity contract
 liabilities)                        $620,848,265      $138,190,037      $171,450,824       $78,055,965
-----------------------------------------------------------------------------------------------------------


Statement of Assets & Liabilities (continued)
-----------------------------------------------------------------------------------------
June 30, 1998                         Investors Fund   Money           New
(Unaudited)                           Sub-Account      Market          Opportunities
                                                       Fund            Fund
                                                       Sub-Account     Sub-Account

-----------------------------------------------------------------------------------------
Assets
Investments:
 .........................................................................................
Putnam VT High
Yield Fund
 Shares 47,904,410
 Cost $592,492,852
 .........................................................................................
  Market Value:                       $        --      $         --    $           --
 .........................................................................................
Putnam VT International
Growth Fund
 Shares 10,094,218
 Cost $118,989,006
 .........................................................................................
  Market Value:                                --                --                --
 .........................................................................................
Putnam VT International
Growth and Income Fund
 Shares 12,910,418
 Cost $149,463,943
 .........................................................................................
  Market Value:                                --                --                --
 .........................................................................................
Putnam VT International
New Opportunities Fund
 Shares 6,752,260
 Cost $71,137,940
 .........................................................................................
  Market Value:                                --                --                --
 .........................................................................................
Putnam VT Investors Fund
 Shares 1,719,836
 Cost $17,433,097
 .........................................................................................
  Market Value:                        18,213,062                --                --
 .........................................................................................
Putnam VT Money
Market Fund
 Shares 209,179,559
 Cost $209,179,559
 .........................................................................................
  Market Value:                                --       209,179,560                --
 .........................................................................................
Putnam VT New
Opportunities Fund
 Shares 60,020,725
 Cost $997,859,570
 .........................................................................................
  Market Value:                                --                --     1,490,314,595
 .........................................................................................
Due From Hartford Life &
 Annuity Insurance Company                530,639                --           873,032
 .........................................................................................
Receivable from fund
 shares sold                                   --         3,313,321                --
-----------------------------------------------------------------------------------------
Total Assets                           18,743,701       212,492,881     1,491,187,627
-----------------------------------------------------------------------------------------
Liabilities
Due to Hartford Life &
 Annuity Insurance Company                     --         3,313,049                --
 .........................................................................................
Payable for fund
 shares purchased                         530,646                --           873,506
 .........................................................................................
Total Liabilities                         530,646         3,313,049           873,506
-----------------------------------------------------------------------------------------
Net Assets (variable
 annuity contract
 liabilities)                         $18,213,055      $209,179,832    $1,490,314,121
-----------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statement of Assets & Liabilities (continued)
-----------------------------------------------------------------------------------------------------------
June 30, 1998                        New                 OTC &             U.S. Government   Utilities
(Unaudited)                          Value               Emerging Growth   and High          Growth
                                     Fund                Fund              Quality Bond      and Income
                                     Sub-Account         Sub-Account       Fund              Fund
                                                                           Sub-Account       Sub-Account
-----------------------------------------------------------------------------------------------------------
Assets
Investments:
 ...........................................................................................................
Putnam VT New Value Fund
 Shares 12,579,980
 Cost $140,099,810
 ...........................................................................................................
  Market Value:                      $149,827,567        $       --        $         --      $         --
 ...........................................................................................................
Putnam VT OTC
Emerging Growth Fund
 Shares 475,580
 Cost $4,684,346
 ...........................................................................................................
  Market Value:                                --         4,865,181                  --                --
 ...........................................................................................................
Putnam VT U.S. Government
and High Quality Fund
 Shares 19,930,965
 Cost $262,176,167
 ...........................................................................................................
  Market Value:                                --                --         263,487,353                --
 ...........................................................................................................
Putnam VT Utilities
Growth & Income Fund
 Shares 23,402,649
 Cost $300,023,118
 ...........................................................................................................
  Market Value:                                --                --                  --       384,973,570
 ...........................................................................................................
Putnam VT Vista Fund
 Shares 10,330,733
 Cost $119,197,904
 ...........................................................................................................
  Market Value:                                --                --                  --                --
 ...........................................................................................................
Putnam VT Voyager Fund
 Shares 61,821,857
 Cost $1,840,887,203
 ...........................................................................................................
  Market Value:                                --                --                  --                --
 ...........................................................................................................
Due From Hartford Life &
 Annuity Insurance Company                128,724            84,338                  --                --
 ...........................................................................................................
Receivable from fund
 shares sold                                   --                --              48,189            53,562
-----------------------------------------------------------------------------------------------------------
Total Assets                          149,956,291         4,949,519         263,535,542       385,027,132
-----------------------------------------------------------------------------------------------------------
Liabilities
Due to Hartford Life &
 Annuity Insurance Company                     --                --              48,316            59,950
 ...........................................................................................................
Payable for fund
 shares purchased                         128,690            84,332                  --                --
 ...........................................................................................................
Total Liabilities                         128,690            84,332              48,316            59,950
-----------------------------------------------------------------------------------------------------------
Net Assets (variable
 annuity contract
 liabilities)                        $149,827,601        $4,865,187        $263,487,226      $384,967,182
-----------------------------------------------------------------------------------------------------------


Statement of Assets & Liabilities (continued)
-----------------------------------------------------------------------
June 30, 1998                        Vista           Voyager
(Unaudited)                          Fund            Fund
                                     Sub-Account     Sub-Account


-----------------------------------------------------------------------
Assets
Investments:
 .......................................................................
Putnam VT New Value Fund
 Shares 12,579,980
 Cost $140,099,810
 .......................................................................
  Market Value:                      $         --    $           --
 .......................................................................
Putnam VT OTC
Emerging Growth Fund
 Shares 475,580
 Cost $4,684,346
 .......................................................................
  Market Value:                                --                --
 .......................................................................
Putnam VT U.S. Government
and High Quality Fund
 Shares 19,930,965
 Cost $262,176,167
 .......................................................................
  Market Value:                                --                --
 .......................................................................
Putnam VT Utilities
Growth & Income Fund
 Shares 23,402,649
 Cost $300,023,118
 .......................................................................
  Market Value:                                --                --
 .......................................................................
Putnam VT Vista Fund
 Shares 10,330,733
 Cost $119,197,904
 .......................................................................
  Market Value:                       148,762,560                --
 .......................................................................
Putnam VT Voyager Fund
 Shares 61,821,857
 Cost $1,840,887,203
 .......................................................................
  Market Value:                                --     2,668,231,328
 .......................................................................
Due From Hartford Life &
 Annuity Insurance Company                178,049         1,346,071
 .......................................................................
Receivable from fund
 shares sold                                   --                --
-----------------------------------------------------------------------
Total Assets                          148,940,609     2,669,577,399
-----------------------------------------------------------------------
Liabilities
Due to Hartford Life &
 Annuity Insurance Company                     --                --
 .......................................................................
Payable for fund
 shares purchased                         177,992         1,343,237
 .......................................................................
Total Liabilities                         177,992         1,343,237
-----------------------------------------------------------------------
Net Assets (variable
 annuity contract
 liabilities)                        $148,762,617    $2,668,234,162
-----------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statement of Assets and Liabilities (continued)
-----------------------------------------------------------------------------------------------------------------------------
June 30, 1998                                                       Units              Unit           Contract
(Unaudited)                                                         Owned by           Price          Liability
                                                                    Participants
-----------------------------------------------------------------------------------------------------------------------------
Deferred annuity contracts in the accumulation period:
 Individual Sub-Accounts
 .............................................................................................................................
  Asia Pacific Growth Fund Sub-Account                                6,923,858        $ 8.012932     $    55,480,403
 .............................................................................................................................
  Diversified Income Fund Sub-Account                                22,414,790         13.116651         294,006,976
 .............................................................................................................................
  George Putnam Fund Sub-Account                                        811,516          9.917323           8,048,070
 .............................................................................................................................
  Global Asset Allocation Fund Sub-Account                           17,015,717         29.649660         504,510,235
 .............................................................................................................................
  Global Growth Fund Sub-Account                                     43,224,478         23.394519       1,011,215,877
 .............................................................................................................................
  Growth and Income Fund Sub-Account                                100,302,274         43.704290       4,383,639,668
 .............................................................................................................................
  Health Sciences Fund Sub-Account                                    1,697,674         10.046801          17,056,188
 .............................................................................................................................
  High Yield Fund Sub-Account                                        23,417,044         26.485424         620,210,327
 .............................................................................................................................
  International Growth Fund Sub-Account                              10,141,724         13.620094         138,131,236
 .............................................................................................................................
  International Growth and Income Fund Sub-Account                   12,649,035         13.505738         170,834,550
 .............................................................................................................................
  International New Opportunities Fund Sub-Account                    6,862,009         11.374072          78,048,986
 .............................................................................................................................
  Investors Fund Sub-Account                                         17,422,764         10.450673          18,213,055
 .............................................................................................................................
  Money Market Fund Sub-Account                                     138,413,280          1.510322         209,048,623
 .............................................................................................................................
  New Opportunities Fund Sub-Account                                 62,521,543         23.801072       1,488,079,754
 .............................................................................................................................
  New Value Fund Sub-Account                                         12,501,566         11.954075         149,444,660
 .............................................................................................................................
  OTC & Emerging Fund Sub-Account                                       477,630         10.186107           4,865,187
 .............................................................................................................................
  U.S. Government and High Quality Bond Fund Sub-Account             12,740,900         20.659128         263,215,882
 .............................................................................................................................
  Utilities Growth and Income Fund Sub-Account                       18,501,150         20.788536         384,611,820
 .............................................................................................................................
  Vista Fund Sub-Account                                             10,544,450         14.104334         148,722,443
 .............................................................................................................................
  Voyager Fund Sub-Account                                           50,658,726         52.543686       2,661,796,215
 .............................................................................................................................
Sub-total Group Sub-Accounts                                                                           12,609,180,155
 .............................................................................................................................
Annuity contracts in the annuity period:
 .............................................................................................................................
 Individual Sub-Accounts:
 .............................................................................................................................
  Asia Pacific Growth Fund Sub-Account                                    2,570        $ 8.012932             $20,591
 .............................................................................................................................
  Diversified Income Fund Sub-Account                                    17,566         13.116651             230,401
 .............................................................................................................................
  Global Asset Allocation Fund Sub-Account                               20,303         29.649660             601,980
 .............................................................................................................................
  Global Growth Fund Sub-Account                                         96,706         23.394519           2,262,384
 .............................................................................................................................
  Growth and Income Fund Sub-Account                                    179,698         43.704290           7,853,570
 .............................................................................................................................
  High Yield Fund Sub-Account                                            24,086         26.485424             637,938
 .............................................................................................................................
  International Growth Fund Sub-Account                                   4,317         13.620094              58,801
 .............................................................................................................................
  International Growth and Income Fund Sub-Account                       45,631         13.505738             616,274
 .............................................................................................................................
  International New Opportunities Fund Sub-Account                          614         11.374072               6,979
 .............................................................................................................................
  Money Market Fund Sub-Account                                          86,875          1.510322             131,209
 .............................................................................................................................
  New Opportunities Fund Sub-Account                                     93,877         23.801072           2,234,367
 .............................................................................................................................
  New Value Fund Sub-Account                                             32,034         11.954075             382,941
 .............................................................................................................................
  U.S. Government and High Quality Bond Fund Sub-Account                 13,134         20.659128             271,344
 .............................................................................................................................
  Utilities Growth and Income Fund Sub-Account                           17,094         20.788536             355,362
 .............................................................................................................................
  Vista Fund Sub-Account                                                  2,848         14.104334              40,174
 .............................................................................................................................
  Voyager Fund Sub-Account                                              122,526         52.543686           6,437,947
 .............................................................................................................................
Sub-total Group Sub-Accounts                                                                               22,142,262
-----------------------------------------------------------------------------------------------------------------------------
Grand Total                                                                                           $12,631,322,417
-----------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statement of Operations
----------------------------------------------------------------------------------------------------------------
For the Six Months Ended                   Asia Pacific      Diversified       The               Global Asset
June 30, 1998                              Growth            Income            George Putnam     Allocation
(Unaudited)                                Fund              Fund              Fund of Boston    Fund
                                           Sub-Account       Sub-Account       Sub-Account*      Sub-Account

----------------------------------------------------------------------------------------------------------------
Investment Income:
 Dividends                                 $ 2,790,742       $11,792,328       $    --           $10,393,787
 ................................................................................................................
Expense:
 Mortality and expense
  undertakings                                (445,836)       (1,961,540)       (8,410)           (3,362,200)
 ................................................................................................................
 Capital gains income                               --         5,008,700            --            44,644,942
 ................................................................................................................
Net realized and
 unrealized gain (loss)
 on investments:
 ................................................................................................................
 Net realized gain (loss)
  on security transactions                    (242,362)              923            --               (28,445)
 ................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                        (10,143,893)       (9,013,702)       18,655            (7,711,124)
 ................................................................................................................
 Net gain (loss) on investments            (10,386,255)       (9,012,779)       18,655            (7,739,569)
----------------------------------------------------------------------------------------------------------------
Net increase (decrease)
  in net assets resulting
  from operations:                         $(8,041,349)      $ 5,826,709       $10,245           $43,936,960
----------------------------------------------------------------------------------------------------------------


Statement of Operations (continued)
----------------------------------------------------------------------------------------------
For the Six Months Ended                   Global            Growth            Health
June 30, 1998                              Growth            and Income        Sciences Fund
(Unaudited)                                Fund              Fund              Sub-Account*
                                           Sub-Account       Sub-Account

----------------------------------------------------------------------------------------------
Investment Income:
 Dividends                                 $ 23,916,125      $ 68,860,353      $     --
 ..............................................................................................
Expense:
 Mortality and expense
  undertakings                               (6,521,263)      (28,995,364)      (19,664)
 ..............................................................................................
 Capital gains income                       119,580,624       449,520,386            --
 ..............................................................................................
Net realized and
 unrealized gain (loss)
 on investments:
 ..............................................................................................
 Net realized gain (loss)
  on security transactions                     (166,302)          (98,043)           --
 ..............................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                          31,985,776      (136,697,353)      303,289
 ..............................................................................................
 Net gain (loss) on investments              31,819,474      (136,795,396)      303,289
----------------------------------------------------------------------------------------------
Net increase (decrease)
  in net assets resulting
  from operations:                         $168,794,960      $352,589,979      $283,625
----------------------------------------------------------------------------------------------
*From inception, April 29, 1998 to June 30, 1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statement of Operations (continued)
----------------------------------------------------------------------------------------------------------------
For the Six Months Ended                    High Yield        International     International     International
June 30, 1998                               Fund              Growth            Growth            New
(Unaudited)                                 Sub-Account       Fund              and Income        Opportunities
                                                              Sub-Account       Fund              Fund
                                                                                Sub-Account       Sub-Account
----------------------------------------------------------------------------------------------------------------
Investment Income:
 Dividends                                  $45,592,119       $        --       $        --       $   137,187
 ................................................................................................................
Expense:
 Mortality and expense
  undertakings                               (4,147,259)         (745,209)       (1,024,182)         (500,441)
 ................................................................................................................
 Capital gains income                         7,154,195                --           394,220                --
 ................................................................................................................
Net realized and
 unrealized gain (loss)
 on investments:
 ................................................................................................................
 Net realized gain (loss)
  on security transactions                       (4,980)          102,750           518,392           253,317
 ................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                         (28,401,552)       17,550,392        18,819,394        10,315,045
 ................................................................................................................
 Net gain (loss) on investments             (28,406,532)       17,653,142        19,337,786        10,568,362
----------------------------------------------------------------------------------------------------------------
Net increase (decrease)
  in net assets resulting
  from operations:                          $20,192,523       $16,907,933       $18,707,824       $10,205,108
----------------------------------------------------------------------------------------------------------------


Statement of Operations (continued)
----------------------------------------------------------------------------------------------
For the Six Months Ended                   Investors Fund    Money           New
June 30, 1998                              Sub-Account*      Market          Opportunities
(Unaudited)                                                  Fund            Fund
                                                             Sub-Account     Sub-Account

----------------------------------------------------------------------------------------------
Investment Income:
 Dividends                                 $     --          $4,815,461      $         --
 ..............................................................................................
Expense:
 Mortality and expense
  undertakings                              (20,289)         (1,315,063)       (9,393,886)
 ..............................................................................................
 Capital gains income                            --                  --        18,663,729
 ..............................................................................................
Net realized and
 unrealized gain (loss)
 on investments:
 ..............................................................................................
 Net realized gain (loss)
  on security transactions                       --                  --           517,966
 ..............................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                         779,965                  --       209,773,791
 ..............................................................................................
 Net gain (loss) on investments             779,965                  --       210,291,757
----------------------------------------------------------------------------------------------
Net increase (decrease)
  in net assets resulting
  from operations:                         $759,676          $3,500,398      $219,561,600
----------------------------------------------------------------------------------------------
*From inception, April 29, 1998 to June 30, 1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statement of Operations (continued)
----------------------------------------------------------------------------------------------------------------
For the Six Months Ended                     New               OTC &             U.S. Government   Utilities
June 30, 1998                                Value             Emerging Growth   and High          Growth
(Unaudited)                                  Fund              Fund              Quality Bond      and Income
                                             Sub-Account       Sub-Account*      Fund              Fund
                                                                                 Sub-Account       Sub-Account
----------------------------------------------------------------------------------------------------------------
Investment Income:
 Dividends                                   $1,047,691        $     --          $13,027,436       $10,871,792
 ................................................................................................................
Expense:
 Mortality and expense
  undertakings                                 (953,586)         (6,137)          (1,707,877)       (2,580,786)
 ................................................................................................................
 Capital gains income                         2,391,470              --              339,070        18,737,853
 ................................................................................................................
Net realized and
 unrealized gain (loss)
 on investments:
 ................................................................................................................
 Net realized gain (loss)
  on security transactions                        7,777          (1,431)              (1,043)            2,012
 ................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                           1,637,577         180,834           (3,214,850)      (15,239,425)
 ................................................................................................................
 Net gain (loss) on investments               1,645,354         179,403           (3,215,893)      (15,237,413)
----------------------------------------------------------------------------------------------------------------
Net increase (decrease)
  in net assets resulting
  from operations:                           $4,130,929        $173,266          $ 8,442,736       $11,791,446
----------------------------------------------------------------------------------------------------------------


Statement of Operations (continued)
-------------------------------------------------------------------------------
For the Six Months Ended                    Vista            Voyager
June 30, 1998                               Fund             Fund
(Unaudited)                                 Sub-Account      Sub-Account


-------------------------------------------------------------------------------
Investment Income:
 Dividends                                  $        --      $  5,723,028
 ...............................................................................
Expense:
 Mortality and expense
  undertakings                                 (842,409)      (16,915,083)
 ...............................................................................
 Capital gains income                                --       139,641,873
 ...............................................................................
Net realized and
 unrealized gain (loss)
 on investments:
 ...............................................................................
 Net realized gain (loss)
  on security transactions                       (7,598)         (120,472)
 ...............................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                          18,981,910       235,231,455
 ...............................................................................
 Net gain (loss) on investments              18,974,312       235,110,983
-------------------------------------------------------------------------------
Net increase (decrease)
  in net assets resulting
  from operations:                          $18,131,903      $363,560,801
-------------------------------------------------------------------------------
*From inception, April 29, 1998 to June 30, 1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statement of Changes in Net Assets
----------------------------------------------------------------------------------------------------------------
For the Six Months Ended                    Asia Pacific     Diversified       The               Global Asset
June 30, 1998                               Growth           Income            George Putnam     Allocation
(Unaudited)                                 Fund             Fund              Fund of Boston    Fund
                                            Sub-Account      Sub-Account       Sub-Account*      Sub-Account

----------------------------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)               $ 2,344,906      $  9,830,788      $   (8,410)       $  7,031,587
 ................................................................................................................
 Capital gains income                                --         5,008,700              --          44,644,942
 ................................................................................................................
 Net realized gain (loss)
  on security transactions                     (242,362)              923              --             (28,445)
 ................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                         (10,143,893)       (9,013,702)         18,655          (7,711,124)
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                            (8,041,349)        5,826,709          10,245          43,936,960
 ................................................................................................................
Unit transactions:
 Purchases                                    2,555,722        17,683,741       3,649,042          15,427,342
 ................................................................................................................
 Net transfers                               (6,026,567)        8,116,844       4,412,721           4,627,017
 ................................................................................................................
 Surrenders                                  (1,322,586)       (7,484,926)        (23,938)        (10,316,975)
 ................................................................................................................
 Net annuity transactions                         1,799            10,117              --              13,196
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                     (4,791,632)       18,325,776       8,037,825           9,750,580
 ................................................................................................................
 Total increase (decrease)
  in net assets                             (12,832,981)       24,152,485       8,048,070          53,687,540
 ................................................................................................................
 Net assets:
  Beginning of period                        68,333,975       270,084,892              --         451,424,675
----------------------------------------------------------------------------------------------------------------
  End of period                             $55,500,994      $294,237,377      $8,048,070        $505,112,215
----------------------------------------------------------------------------------------------------------------


Statement of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------
For the Six Months Ended                 Global            Growth               Health
June 30, 1998                            Growth            and Income           Sciences Fund
(Unaudited)                              Fund              Fund                 Sub-Account*
                                         Sub-Account       Sub-Account

----------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)            $   17,394,862    $   39,864,989       $   (19,664)
 ..............................................................................................
 Capital gains income                       119,580,624       449,520,386                --
 ..............................................................................................
 Net realized gain (loss)
  on security transactions                     (166,302)          (98,043)               --
 ..............................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                          31,985,776      (136,697,353)          303,289
 ..............................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                           168,794,960       352,589,979           283,625
 ..............................................................................................
Unit transactions:
 Purchases                                   22,007,858       242,489,755         5,795,257
 ..............................................................................................
 Net transfers                               (7,895,834)      102,749,587        10,988,350
 ..............................................................................................
 Surrenders                                 (19,177,474)      (91,245,476)          (11,044)
 ..............................................................................................
 Net annuity transactions                       111,851         1,164,246                --
 ..............................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                     (4,953,599)      255,158,112        16,772,563
 ..............................................................................................
 Total increase (decrease)
  in net assets                             163,841,361       607,748,091        17,056,188
 ..............................................................................................
 Net assets:
  Beginning of period                       849,636,900     3,783,745,147                --
----------------------------------------------------------------------------------------------
  End of period                          $1,013,478,261    $4,391,493,238       $17,056,188
----------------------------------------------------------------------------------------------
*From inception, April 29, 1998 to June 30, 1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statement of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------------------------
For the Six Months Ended                   High Yield        International     International      International
June 30, 1998                              Fund              Growth            Growth             New
(Unaudited)                                Sub-Account       Fund              and Income         Opportunities
                                                             Sub-Account       Fund               Fund
                                                                               Sub-Account        Sub-Account
----------------------------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)              $ 41,444,860      $   (745,209)     $ (1,024,182)      $  (363,254)
 ................................................................................................................
 Capital gains income                         7,154,195                --           394,220                --
 ................................................................................................................
 Net realized gain (loss)
  on security transactions                       (4,980)          102,750           518,392           253,317
 ................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                         (28,401,552)       17,550,392        18,819,394        10,315,045
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                            20,192,523        16,907,933        18,707,824        10,205,108
 ................................................................................................................
Unit transactions:
 Purchases                                   45,545,569        16,067,256        17,675,408         5,469,968
 ................................................................................................................
 Net transfers                               17,679,524        26,845,126        20,593,727          (423,394)
 ................................................................................................................
 Surrenders                                 (15,664,501)       (1,240,158)       (2,401,393)       (1,327,483)
 ................................................................................................................
 Net annuity transactions                        30,887           (16,412)          139,986             6,158
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                     47,591,479        41,655,812        36,007,728         3,725,249
 ................................................................................................................
 Total increase (decrease)
  in net assets                              67,784,002        58,563,745        54,715,552        13,930,357
 ................................................................................................................
 Net assets:
  Beginning of period                       553,064,263        79,626,292       116,735,272        64,125,608
----------------------------------------------------------------------------------------------------------------
  End of period                            $620,848,265      $138,190,037      $171,450,824       $78,055,965
----------------------------------------------------------------------------------------------------------------


Statement of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------
For the Six Months Ended                    Investors Fund   Money           New
June 30, 1998                               Sub-Account*     Market          Opportunities
(Unaudited)                                                  Fund            Fund
                                                             Sub-Account     Sub-Account

----------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)               $   (20,289)     $  3,500,398    $   (9,393,886)
 ..............................................................................................
 Capital gains income                                --                --        18,663,729
 ..............................................................................................
 Net realized gain (loss)
  on security transactions                           --                --           517,966
 ..............................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                             779,965                --       209,773,791
 ..............................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                               759,676         3,500,398       219,561,600
 ..............................................................................................
Unit transactions:
 Purchases                                    5,677,673        32,407,894        60,241,373
 ..............................................................................................
 Net transfers                               11,848,504        16,860,203        20,698,624
 ..............................................................................................
 Surrenders                                     (72,798)      (24,722,353)      (23,059,497)
 ..............................................................................................
 Net annuity transactions                            --            85,303            70,859
 ..............................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                     17,453,379        24,631,047        57,951,359
 ..............................................................................................
 Total increase (decrease)
  in net assets                              18,213,055        28,131,445       277,512,959
 ..............................................................................................
 Net assets:
  Beginning of period                                --       181,048,387     1,212,801,162
----------------------------------------------------------------------------------------------
  End of period                             $18,213,055      $209,179,832    $1,490,314,121
----------------------------------------------------------------------------------------------
*From inception, April 29, 1998 to June 30, 1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statement of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------------------------
For the Six Months Ended                   New               OTC &             U.S. Government   Utilities
June 30, 1998                              Value             Emerging Growth   and High          Growth
(Unaudited)                                Fund              Fund              Quality Bond      and Income
                                           Sub-Account       Sub-Account*      Fund              Fund
                                                                               Sub-Account       Sub-Account
----------------------------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)              $     94,105      $   (6,137)       $ 11,319,559      $  8,291,006
 ................................................................................................................
 Capital gains income                         2,391,470              --             339,070        18,737,853
 ................................................................................................................
 Net realized gain (loss)
  on security transactions                        7,777          (1,431)             (1,043)            2,012
 ................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                           1,637,577         180,834          (3,214,850)      (15,239,425)
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                             4,130,929         173,266           8,442,736        11,791,446
 ................................................................................................................
Unit transactions:
 Purchases                                   17,448,278         964,490          16,071,062        18,843,190
 ................................................................................................................
 Net transfers                               11,861,102       3,758,741          14,105,096         9,163,595
 ................................................................................................................
 Surrenders                                  (2,569,102)        (31,310)         (8,230,936)       (9,077,307)
 ................................................................................................................
 Net annuity transactions                         5,960              --              59,344            74,959
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                     26,746,238       4,691,921          22,004,566        19,004,437
 ................................................................................................................
 Total increase (decrease)
  in net assets                              30,877,167       4,865,187          30,447,302        30,795,883
 ................................................................................................................
 Net assets:
  Beginning of period                       118,950,434              --         233,039,924       354,171,299
----------------------------------------------------------------------------------------------------------------
  End of period                            $149,827,601      $4,865,187        $263,487,226      $384,967,182
----------------------------------------------------------------------------------------------------------------


Statement of Changes in Net Assets (continued)
-------------------------------------------------------------------------------
For the Six Months Ended                   Vista             Voyager
June 30, 1998                              Fund              Fund
(Unaudited)                                Sub-Account       Sub-Account


-------------------------------------------------------------------------------
Operations:
 Net investment income (loss)              $   (842,409)     $  (11,192,055)
 ...............................................................................
 Capital gains income                                --         139,641,873
 ...............................................................................
 Net realized gain (loss)
  on security transactions                       (7,598)           (120,472)
 ...............................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                          18,981,910         235,231,455
 ...............................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                            18,131,903         363,560,801
 ...............................................................................
Unit transactions:
 Purchases                                   21,589,666         119,159,592
 ...............................................................................
 Net transfers                               12,864,417          48,765,877
 ...............................................................................
 Surrenders                                  (1,824,644)        (49,606,519)
 ...............................................................................
 Net annuity transactions                         6,398             900,843
 ...............................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                     32,635,837         119,219,793
 ...............................................................................
 Total increase (decrease)
  in net assets                              50,767,740         482,780,594
 ...............................................................................
 Net assets:
  Beginning of period                        97,994,877       2,185,453,568
-------------------------------------------------------------------------------
  End of period                            $148,762,617      $2,668,234,162
-------------------------------------------------------------------------------
*From inception, April 29, 1998 to June 30, 1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statement of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------------------------
For the Year Ended                          Asia Pacific     Diversified       Global Asset      Global
December 31, 1997                           Growth           Income            Allocation        Growth
                                            Fund             Fund              Fund              Fund
                                            Sub-Account      Sub-Account       Sub-Account       Sub-Account

----------------------------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)               $   459,948      $  9,555,318      $  6,371,232      $  6,003,571
 ................................................................................................................
 Capital gains income                                --         2,048,961        20,499,937        18,664,210
 ................................................................................................................
 Net realized gain (loss)
  on security transactions                      381,797             4,201            42,533           (70,313)
 ................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                         (13,132,923)        2,897,636        36,929,311        66,628,239
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                           (12,291,178)       14,506,116        63,843,013        91,225,707
 ................................................................................................................
Unit transactions:
 Purchases                                   15,296,904        55,905,675        53,215,802        94,655,178
 ................................................................................................................
 Net transfers                               (8,269,677)       (9,769,014)       23,676,122         8,639,167
 ................................................................................................................
 Surrenders                                  (2,530,242)      (12,309,013)      (18,260,579)      (29,632,010)
 ................................................................................................................
 Net annuity transactions                         8,025           146,954           145,121           886,113
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                      4,505,010        33,974,602        58,776,466        74,548,448
 ................................................................................................................
 Total increase (decrease)
  in net assets                              (7,786,168)       48,480,718       122,619,479       165,774,155
 ................................................................................................................
 Net assets:
  Beginning of period                        76,120,143       221,604,174       328,805,196       683,862,745
----------------------------------------------------------------------------------------------------------------
  End of period                             $68,333,975      $270,084,892      $451,424,675      $849,636,900
----------------------------------------------------------------------------------------------------------------


Statement of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------------------------
For the Year Ended                       Growth              High Yield         International    International
December 31, 1997                        and Income          Fund               Growth           Growth
                                         Fund                Sub-Account        Fund             and Income
                                         Sub-Account                            Sub-Account*     Fund
                                                                                                 Sub-Account*
----------------------------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)            $   11,159,629      $ 23,677,407       $   647,298      $  3,014,762
 ................................................................................................................
 Capital gains income                       135,341,577         3,515,165                --                --
 ................................................................................................................
 Net realized gain (loss)
  on security transactions                      (14,039)           (4,814)          112,426           254,024
 ................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                         464,399,235        30,275,390         1,650,451         3,167,015
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                           610,886,402        57,463,148         2,410,175         6,435,801
 ................................................................................................................
Unit transactions:
 Purchases                                  653,735,175       119,907,763        42,465,632        60,593,915
 ................................................................................................................
 Net transfers                              243,532,477        11,079,099        35,605,842        50,937,686
 ................................................................................................................
 Surrenders                                (121,451,891)      (22,220,046)         (916,342)       (1,623,364)
 ................................................................................................................
 Net annuity transactions                     3,412,370           452,320            60,985           391,234
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                    779,228,131       109,219,136        77,216,117       110,299,471
 ................................................................................................................
 Total increase (decrease)
  in net assets                           1,390,114,533       166,682,284        79,626,292       116,735,272
 ................................................................................................................
 Net assets:
  Beginning of period                     2,393,630,614       386,381,979                --                --
----------------------------------------------------------------------------------------------------------------
  End of period                          $3,783,745,147      $553,064,263       $79,626,292      $116,735,272
----------------------------------------------------------------------------------------------------------------
*From inception, January 2, 1997 to December 31, 1997.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statement of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------------------------
For the Year Ended                          International    Money           New                 New
December 31, 1997                           New              Market          Opportunities       Value
                                            Opportunities    Fund            Fund                Fund
                                            Fund             Sub-Account     Sub-Account         Sub-Account*
                                            Sub-Account*
----------------------------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)               $  (428,750)     $  7,935,793    $  (14,288,485)     $   (930,950)
 ................................................................................................................
 Capital gains income                                --                --                --                --
 ................................................................................................................
 Net realized gain (loss)
  on security transactions                       93,448                --          (674,928)          (53,025)
 ................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                          (3,396,856)               --       216,776,192         8,090,180
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                            (3,732,158)        7,935,793       201,812,779         7,106,205
 ................................................................................................................
Unit transactions:
 Purchases                                   35,294,318       159,829,719       173,232,758        55,890,696
 ................................................................................................................
 Net transfers                               33,818,005      (163,808,043)       23,002,452        58,041,788
 ................................................................................................................
 Surrenders                                  (1,254,557)      (33,923,982)      (34,774,552)       (2,436,634)
 ................................................................................................................
 Net annuity transactions                            --           (59,424)          525,040           348,379
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                     67,857,766       (37,961,730)      161,985,698       111,844,229
 ................................................................................................................
 Total increase (decrease)
  in net assets                              64,125,608       (30,025,937)      363,798,477       118,950,434
 ................................................................................................................
 Net assets:
  Beginning of period                                --       211,074,324       849,002,685                --
----------------------------------------------------------------------------------------------------------------
  End of period                             $64,125,608      $181,048,387    $1,212,801,162      $118,950,434
----------------------------------------------------------------------------------------------------------------


Statement of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------------------------
For the Year Ended                         U.S. Government   Utilities          Vista           Voyager
December 31, 1997                          and High          Growth             Fund            Fund
                                           Quality Bond      and Income         Sub-Account*    Sub-Account
                                           Fund              Fund
                                           Sub-Account       Sub-Account
----------------------------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)              $ 10,317,213      $  6,148,884       $  (718,048)    $  (22,244,283)
 ................................................................................................................
 Capital gains income                                --        14,052,925                --         71,707,177
 ................................................................................................................
 Net realized gain (loss)
  on security transactions                       92,811           316,145           (41,487)          (808,610)
 ................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                           4,496,793        50,135,725        10,582,747        357,032,488
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                            14,906,817        70,653,679         9,823,212        405,686,772
 ................................................................................................................
Unit transactions:
 Purchases                                   30,608,860        30,748,249        48,980,888        288,568,056
 ................................................................................................................
 Net transfers                               (7,633,402)       (8,439,229)       40,279,408         63,585,706
 ................................................................................................................
 Surrenders                                 (12,023,717)      (12,334,942)       (1,114,398)       (65,966,528)
 ................................................................................................................
 Net annuity transactions                        87,519           116,058            25,767          1,321,830
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                     11,039,260        10,090,136        88,171,665        287,509,064
 ................................................................................................................
 Total increase (decrease)
  in net assets                              25,946,077        80,743,815        97,994,877        693,195,836
 ................................................................................................................
 Net assets:
  Beginning of period                       207,093,847       273,427,484                --      1,492,257,732
----------------------------------------------------------------------------------------------------------------
  End of period                            $233,039,924      $354,171,299       $97,994,877     $2,185,453,568
----------------------------------------------------------------------------------------------------------------
*From inception, January 2, 1997 to December 31, 1997.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO --
 HARTFORD LIFE & ANNUITY INSURANCE COMPANY

Notes to Financial Statements
June 30, 1998 (Unaudited)

1. ORGANIZATION:

Putnam Capital Manager Trust Separate Account Two (the Account) is a separate investment account within Hartford Life & Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contract-holders of the Company in the various mutual funds as directed by the contractholders.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

A) Security Transactions - Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividend and capital gains income are accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

B) Security Valuation - The investment in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of June 30, 1998.

C) Federal Income Taxes - The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

D) Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

3. ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

A) Mortality and Expense Undertakings - The Company, as issuer of variable annuity contracts, provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of 1.25% of the Account's average daily net assets. The Company also provides administrative services and receives an annual fee of 0.15% of the Account's average daily net assets.

B) Deduction of Annual Maintenance Fees - Annual maintenance fees are deducted through termination of units of interest from applicable contract owners' accounts, in accordance with the terms of the contracts.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statement of Assets & Liabilities
-----------------------------------------------------------------------------------------------------------
June 30, 1998                         Asia Pacific      Diversified       The               Global Asset
(Unaudited)                           Growth            Income            George Putnam     Allocation
                                      Fund              Fund              Fund of Boston    Fund
                                      Sub-Account       Sub-Account       Sub-Account       Sub-Account

-----------------------------------------------------------------------------------------------------------
Assets
Investments:
 ...........................................................................................................
Putnam VT Asia Pacific
Growth Fund
 Shares 41,150
 Cost $427,011
 ...........................................................................................................
  Market Value:                       $318,909          $       --        $ --              $       --
 ...........................................................................................................
Putnam VT Diversified
Income Fund
 Shares 260,007
 Cost $2,849,419
 ...........................................................................................................
  Market Value:                             --           2,844,476          --                      --
 ...........................................................................................................
Putnam VT The George
Putnam Fund of Boston
 Shares 100
 Cost $1,000
 ...........................................................................................................
  Market Value:                             --                  --         994                      --
 ...........................................................................................................
Putnam VT Global
Asset Allocation Fund
 Shares 200,357
 Cost $3,404,506
 ...........................................................................................................
  Market Value:                             --                  --          --               3,694,583
 ...........................................................................................................
Putnam VT Global
Growth Fund
 Shares 438,976
 Cost $7,367,871
 ...........................................................................................................
  Market Value:                             --                  --          --                      --
 ...........................................................................................................
Putnam VT Growth and
Income Fund
 Shares 1,087,681
 Cost $26,511,973
 ...........................................................................................................
  Market Value:                             --                  --          --                      --
 ...........................................................................................................
Putnam VT Health
Sciences Fund
 Shares 13,747
 Cost $137,326
 ...........................................................................................................
  Market Value:                             --                  --          --                      --
 ...........................................................................................................
Due From Hartford Life &
 Annuity Insurance Company                  --                  --          --                      36
 ...........................................................................................................
Receivable from fund shares sold            --                  66          --                      --
-----------------------------------------------------------------------------------------------------------
Total Assets                           318,909           2,844,542         994               3,694,619
-----------------------------------------------------------------------------------------------------------
Liabilities
Due to Hartford Life &
 Annuity Insurance Company                   1                  --          --                      --
 ...........................................................................................................
Payable for fund
 shares purchased                           --                  --          --                      --
 ...........................................................................................................
Total Liabilities                            1                  --          --                      --
-----------------------------------------------------------------------------------------------------------
Net Assets (variable
 life contract
 liabilities)                         $318,908          $2,844,542        $994              $3,694,619
-----------------------------------------------------------------------------------------------------------


Statement of Assets & Liabilities (continued)
-----------------------------------------------------------------------------------------
June 30, 1998                      Global           Growth               Health
(Unaudited)                        Growth           and Income           Sciences Fund
                                   Fund             Fund                 Sub-Account
                                   Sub-Account      Sub-Account

-----------------------------------------------------------------------------------------
Assets
Investments:
 .........................................................................................
Putnam VT Asia Pacific
Growth Fund
 Shares 41,150
 Cost $427,011
 .........................................................................................
  Market Value:                    $       --       $        --          $     --
 .........................................................................................
Putnam VT Diversified
Income Fund
 Shares 260,007
 Cost $2,849,419
 .........................................................................................
  Market Value:                            --                --                --
 .........................................................................................
Putnam VT The George
Putnam Fund of Boston
 Shares 100
 Cost $1,000
 .........................................................................................
  Market Value:                            --                --                --
 .........................................................................................
Putnam VT Global
Asset Allocation Fund
 Shares 200,357
 Cost $3,404,506
 .........................................................................................
  Market Value:                            --                --                --
 .........................................................................................
Putnam VT Global
Growth Fund
 Shares 438,976
 Cost $7,367,871
 .........................................................................................
  Market Value:                     8,292,252                --                --
 .........................................................................................
Putnam VT Growth and
Income Fund
 Shares 1,087,681
 Cost $26,511,973
 .........................................................................................
  Market Value:                            --        29,802,467                --
 .........................................................................................
Putnam VT Health
Sciences Fund
 Shares 13,747
 Cost $137,326
 .........................................................................................
  Market Value:                            --                --           138,436
 .........................................................................................
Due From Hartford Life &
 Annuity Insurance Company                 --            25,478                --
 .........................................................................................
Receivable from fund shares sold           --                --                --
-----------------------------------------------------------------------------------------
Total Assets                        8,292,252        29,827,945           138,436
-----------------------------------------------------------------------------------------
Liabilities
Due to Hartford Life &
 Annuity Insurance Company                 --                --                --
 .........................................................................................
Payable for fund
 shares purchased                          --            25,591                --
 .........................................................................................
Total Liabilities                          --            25,591                --
-----------------------------------------------------------------------------------------
Net Assets (variable
 life contract
 liabilities)                      $8,292,252       $29,802,354          $138,436
-----------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statement of Assets & Liabilities (continued)
-----------------------------------------------------------------------------------------------------------
June 30, 1998                        High Yield          International     International     International
(Unaudited)                          Fund                Growth            Growth            New
                                     Sub-Account         Fund              and Income        Opportunities
                                                         Sub-Account       Fund              Fund
                                                                           Sub-Account       Sub-Account
-----------------------------------------------------------------------------------------------------------
Assets
Investments:
 ...........................................................................................................
Putnam VT High Yield Fund
 Shares 321,759
 Cost $4,120,554
 ...........................................................................................................
  Market Value:                      $4,170,003          $     --          $     --          $     --
 ...........................................................................................................
Putnam VT International
Growth Fund
 Shares 37,484
 Cost $439,627
 ...........................................................................................................
  Market Value:                              --           513,157                --                --
 ...........................................................................................................
Putnam VT International
Growth and Income Fund
 Shares 51,926
 Cost $620,159
 ...........................................................................................................
  Market Value:                              --                --           689,572                --
 ...........................................................................................................
Putnam VT International
New Opportunities Fund
 Shares 63,807
 Cost $679,508
 ...........................................................................................................
  Market Value:                              --                --                --           737,608
 ...........................................................................................................
Putnam VT Investors Fund
 Shares 525
 Cost $5,242
 ...........................................................................................................
  Market Value:                              --                --                --                --
 ...........................................................................................................
Putnam VT Money
Market Fund
 Shares 3,378,987
 Cost $3,378,987
 ...........................................................................................................
  Market Value:                              --                --                --                --
 ...........................................................................................................
Putnam VT New
Opportunities Fund
 Shares 646,191
 Cost $11,439,871
 ...........................................................................................................
  Market Value:                              --                --                --                --
 ...........................................................................................................
Due From Hartford Life &
 Annuity Insurance Company                   19                23                --                --
 ...........................................................................................................
Receivable from fund
 shares sold                                 --                --                --                --
-----------------------------------------------------------------------------------------------------------
Total Assets                          4,170,022           513,180           689,572           737,608
-----------------------------------------------------------------------------------------------------------
Liabilities
Due to Hartford Life &
 Annuity Insurance Company                   --                --                42                10
 ...........................................................................................................
Payable for fund
 shares purchased                            --                --                --                --
 ...........................................................................................................
Total Liabilities                            --                --                42                10
-----------------------------------------------------------------------------------------------------------
Net Assets (variable
 life contract
 liabilities)                        $4,170,022          $513,180          $689,530          $737,598
-----------------------------------------------------------------------------------------------------------


Statement of Assets & Liabilities (continued)
-----------------------------------------------------------------------------------------
June 30, 1998                          Investors Fund    Money            New
(Unaudited)                            Sub-Account       Market           Opportunities
                                                         Fund             Fund
                                                         Sub-Account      Sub-Account

-----------------------------------------------------------------------------------------
Assets
Investments:
 .........................................................................................
Putnam VT High Yield Fund
 Shares 321,759
 Cost $4,120,554
 .........................................................................................
  Market Value:                        $   --            $       --       $        --
 .........................................................................................
Putnam VT International
Growth Fund
 Shares 37,484
 Cost $439,627
 .........................................................................................
  Market Value:                            --                    --                --
 .........................................................................................
Putnam VT International
Growth and Income Fund
 Shares 51,926
 Cost $620,159
 .........................................................................................
  Market Value:                            --                    --                --
 .........................................................................................
Putnam VT International
New Opportunities Fund
 Shares 63,807
 Cost $679,508
 .........................................................................................
  Market Value:                            --                    --                --
 .........................................................................................
Putnam VT Investors Fund
 Shares 525
 Cost $5,242
 .........................................................................................
  Market Value:                         5,556                    --                --
 .........................................................................................
Putnam VT Money
Market Fund
 Shares 3,378,987
 Cost $3,378,987
 .........................................................................................
  Market Value:                            --             3,378,987                --
 .........................................................................................
Putnam VT New
Opportunities Fund
 Shares 646,191
 Cost $11,439,871
 .........................................................................................
  Market Value:                            --                    --        16,044,928
 .........................................................................................
Due From Hartford Life &
 Annuity Insurance Company                 --                     4             1,043
 .........................................................................................
Receivable from fund
 shares sold                               --                   189                --
-----------------------------------------------------------------------------------------
Total Assets                            5,556             3,379,180        16,045,971
-----------------------------------------------------------------------------------------
Liabilities
Due to Hartford Life &
 Annuity Insurance Company                 --                    --                --
 .........................................................................................
Payable for fund
 shares purchased                          --                    --                --
 .........................................................................................
Total Liabilities                          --                    --                --
-----------------------------------------------------------------------------------------
Net Assets (variable
 life contract
 liabilities)                          $5,556            $3,379,180       $16,045,971
-----------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statement of Assets & Liabilities (continued)
-----------------------------------------------------------------------------------------------------------
June 30, 1998                         New               OTC &             U.S. Government   Utilities
(Unaudited)                           Value             Emerging Growth   and High          Growth
                                      Fund              Fund              Quality Bond      and Income
                                      Sub-Account       Sub-Account       Fund              Fund
                                                                          Sub-Account       Sub-Account
-----------------------------------------------------------------------------------------------------------
Assets
Investments:
 ...........................................................................................................
Putnam VT New Value Fund
 Shares 64,772
 Cost $680,227
 ...........................................................................................................
  Market Value:                       $771,438          $    --           $       --        $       --
 ...........................................................................................................
Putnam VT OTC &
Emerging Growth Fund
 Shares 1,180
 Cost $11,859
 ...........................................................................................................
  Market Value:                             --           12,074                   --                --
 ...........................................................................................................
Putnam VT U.S. Government
and High Quality Fund
 Shares 126,085
 Cost $1,655,934
 ...........................................................................................................
  Market Value:                             --               --            1,666,839                --
 ...........................................................................................................
Putnam VT Utilities
Growth & Income Fund
 Shares 166,310
 Cost $2,396,866
 ...........................................................................................................
  Market Value:                             --               --                   --         2,735,807
 ...........................................................................................................
Putnam VT Vista Fund
 Shares 43,898
 Cost $511,451
 ...........................................................................................................
  Market Value:                             --               --                   --                --
 ...........................................................................................................
Putnam VT Voyager Fund
 Shares 408,334
 Cost $13,649,184
 ...........................................................................................................
  Market Value:                             --               --                   --                --
 ...........................................................................................................
Due From Hartford Life &
 Annuity Insurance Company                   3               --                   --               125
 ...........................................................................................................
Receivable from fund
 shares sold                                --               --                   --                --
-----------------------------------------------------------------------------------------------------------
Total Assets                           771,441           12,074            1,666,839         2,735,932
-----------------------------------------------------------------------------------------------------------
Liabilities
Due to Hartford Life &
 Annuity Insurance Company                  --               --                    1                --
 ...........................................................................................................
Payable for fund
 shares purchased                           --               --                   --                --
 ...........................................................................................................
Total Liabilities                           --               --                    1                --
-----------------------------------------------------------------------------------------------------------
Net Assets (variable
 life contract
 liabilities)                         $771,441          $12,074           $1,666,838        $2,735,932
-----------------------------------------------------------------------------------------------------------


Statement of Assets & Liabilities (continued)
-----------------------------------------------------------------------
June 30, 1998                         Vista             Voyager
(Unaudited)                           Fund              Fund
                                      Sub-Account       Sub-Account


-----------------------------------------------------------------------
Assets
Investments:
 .......................................................................
Putnam VT New Value Fund
 Shares 64,772
 Cost $680,227
 .......................................................................
  Market Value:                       $     --          $        --
 .......................................................................
Putnam VT OTC &
Emerging Growth Fund
 Shares 1,180
 Cost $11,859
 .......................................................................
  Market Value:                             --                   --
 .......................................................................
Putnam VT U.S. Government
and High Quality Fund
 Shares 126,085
 Cost $1,655,934
 .......................................................................
  Market Value:                             --                   --
 .......................................................................
Putnam VT Utilities
Growth & Income Fund
 Shares 166,310
 Cost $2,396,866
 .......................................................................
  Market Value:                             --                   --
 .......................................................................
Putnam VT Vista Fund
 Shares 43,898
 Cost $511,451
 .......................................................................
  Market Value:                        632,138                   --
 .......................................................................
Putnam VT Voyager Fund
 Shares 408,334
 Cost $13,649,184
 .......................................................................
  Market Value:                             --           17,623,715
 .......................................................................
Due From ITT Hartford Life &
 Annuity Insurance Company                  --               26,208
 .......................................................................
Receivable from fund
 shares sold                                --                   --
-----------------------------------------------------------------------
Total Assets                           632,138           17,649,923
-----------------------------------------------------------------------
Liabilities
Due to Hartford Life &
 Annuity Insurance Company                   2                   --
 .......................................................................
Payable for fund
 shares purchased                           --               25,591
 .......................................................................
Total Liabilities                            2               25,591
-----------------------------------------------------------------------
Net Assets (variable
 life contract
 liabilities)                         $632,136          $17,624,332
-----------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statement of Assets and Liabilities (continued)
-----------------------------------------------------------------------------------------------------------------------------
June 30, 1998                                                         Units            Unit               Contract
(Unaudited)                                                           Owned by         Price              Liability
                                                                      Participants
-----------------------------------------------------------------------------------------------------------------------------
Deferred life contracts:
 Individual Sub-Accounts:
 .............................................................................................................................
  Asia Pacific Growth Fund Sub-Account                                   38,073        $ 8.376118         $   318,908
 .............................................................................................................................
  Diversified Income Fund Sub-Account                                   197,667         14.390582           2,844,542
 .............................................................................................................................
  George Putnam Fund Sub-Account                                            100          9.940200                 994
 .............................................................................................................................
  Global Asset Allocation Sub-Account                                   193,674         19.076533           3,694,619
 .............................................................................................................................
  Global Growth Fund Sub-Account                                        738,856         18.895148           8,292,252
 .............................................................................................................................
  Growth and Income Fund Sub-Account                                  1,319,015         22.594403          29,802,354
 .............................................................................................................................
  Health Sciences Fund Sub-Account                                       13,747         10.070000             138,436
 .............................................................................................................................
  High Yield Fund Sub-Account                                           262,020         15.914896           4,170,022
 .............................................................................................................................
  International Growth Fund Sub-Account                                  36,893         13.909944             513,180
 .............................................................................................................................
  International Growth  and Income Fund Sub-Account                      50,002         13.790147             689,530
 .............................................................................................................................
  International New Opportunities Fund Sub-Account                       63,500         11.615679             737,598
 .............................................................................................................................
  Investors Fund Sub-Account                                                530         10.474824               5,556
 .............................................................................................................................
  Money Market Fund Sub-Account                                       2,826,678          1.195460           3,379,180
 .............................................................................................................................
  New Opportunities Fund Sub-Account                                    684,872         23.429143          16,045,971
 .............................................................................................................................
  New Value Fund Sub-Account                                             63,199         12.206466             771,441
 .............................................................................................................................
  OTC & Emerging Markets Fund Sub-Account                                 1,183         10.209500              12,074
 .............................................................................................................................
  U.S. Government and High Quality Bond Fund Sub-Account                119,237         13.979170           1,666,838
 .............................................................................................................................
  Utilities Growth and Income Fund Sub-Account                          136,466         20.048427           2,735,932
 .............................................................................................................................
  Vista Fund Sub-Account                                                 43,894         14.401505             632,136
 .............................................................................................................................
  Voyager Fund Sub-Account                                              744,061         23.686680          17,624,332
 .............................................................................................................................
Grand Total:                                                                                              $94,075,895
-----------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statement of Operations
----------------------------------------------------------------------------------------------------------------
For the Six Months Ended                   Asia Pacific      Diversified       The               Global Asset
June 30, 1998                              Growth            Income            George Putnam     Allocation
(Unaudited)                                Fund              Fund              Fund of Boston    Fund
                                           Sub-Account       Sub-Account       Sub-Account*      Sub-Account

----------------------------------------------------------------------------------------------------------------
Investment Income:
 Dividends                                 $  15,691         $115,993          $--               $ 74,618
 ................................................................................................................
 Capital gains income                             --           49,267           --                320,508
 ................................................................................................................
Net realized and
 unrealized gain (loss)
 on investments:
 ................................................................................................................
 Net realized gain (loss)
  on security transactions                    (1,383)           1,285           --                    778
 ................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                          (59,060)         (90,656)          (6)               (63,789)
 ................................................................................................................
 Net gain (loss) on investments              (60,443)         (89,371)          (6)               (63,011)
----------------------------------------------------------------------------------------------------------------
Net increase (decrease)
  in net assets resulting
  from operations:                         $ (44,752)        $ 75,889          $(6)              $332,115
----------------------------------------------------------------------------------------------------------------


Statement of Operations (continued)
----------------------------------------------------------------------------------------------
For the Six Months Ended                     Global            Growth           Health
June 30, 1998                                Growth            and Income       Sciences Fund
(Unaudited)                                  Fund              Fund             Sub-Account*
                                             Sub-Account       Sub-Account

----------------------------------------------------------------------------------------------
Investment Income:
 Dividends                                   $  192,953        $  462,353       $   --
 ..............................................................................................
 Capital gains income                           964,765         3,018,243           --
 ..............................................................................................
Net realized and
 unrealized gain (loss)
 on investments:
 ..............................................................................................
 Net realized gain (loss)
  on security transactions                          571             6,255           (2)
 ..............................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                             231,414          (973,879)       1,110
 ..............................................................................................
 Net gain (loss) on investments                 231,985          (967,624)       1,108
----------------------------------------------------------------------------------------------
Net increase (decrease)
  in net assets resulting
  from operations:                           $1,389,703        $2,512,972       $1,108
----------------------------------------------------------------------------------------------
*From inception, April 29, 1998 to June 30, 1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statement of Operations (continued)
----------------------------------------------------------------------------------------------------------------
For the Six Months Ended                   High Yield        International     International     International
June 30, 1998                              Fund              Growth            Growth            New
(Unaudited)                                Sub-Account       Fund              and Income        Opportunities
                                                             Sub-Account       Fund              Fund
                                                                               Sub-Account       Sub-Account
----------------------------------------------------------------------------------------------------------------
Investment Income:
 Dividends                                 $317,574          $    --           $    --           $ 1,182
 ................................................................................................................
 Capital gains income                        49,833               --             1,270                --
 ................................................................................................................
Net realized and
 unrealized gain (loss)
 on investments:
 ................................................................................................................
 Net realized gain (loss)
  on security transactions                      457             (102)               93               830
 ................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                        (213,020)          59,755            56,047            89,310
 ................................................................................................................
 Net gain (loss) on investments            (212,563)          59,653            56,140            90,140
----------------------------------------------------------------------------------------------------------------
Net increase (decrease)
  in net assets resulting
  from operations:                         $154,844          $59,653           $57,410           $91,322
----------------------------------------------------------------------------------------------------------------


Statement of Operations (continued)
----------------------------------------------------------------------------------------------
For the Six Months Ended                Investors Fund    Money             New
June 30, 1998                           Sub-Account*      Market            Opportunities
(Unaudited)                                               Fund              Fund
                                                          Sub-Account       Sub-Account

----------------------------------------------------------------------------------------------
Investment Income:
 Dividends                              $ --              $104,675          $       --
 ..............................................................................................
 Capital gains income                     --                    --             199,094
 ..............................................................................................
Net realized and
 unrealized gain (loss)
 on investments:
 ..............................................................................................
 Net realized gain (loss)
  on security transactions                --                    --              17,830
 ..............................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                      314                    --           2,250,705
 ..............................................................................................
 Net gain (loss) on investments          314                    --           2,268,535
----------------------------------------------------------------------------------------------
Net increase (decrease)
  in net assets resulting
  from operations:                      $314              $104,675          $2,467,629
----------------------------------------------------------------------------------------------
*From inception, April 29, 1998 to June 30, 1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statement of Operations (continued)
----------------------------------------------------------------------------------------------------------------
For the Six Months Ended                New               OTC &             U.S. Government   Utilities
June 30, 1998                           Value             Emerging Growth   and High          Growth
(Unaudited)                             Fund              Fund              Quality Bond      and Income
                                        Sub-Account       Sub-Account*      Fund              Fund
                                                                            Sub-Account       Sub-Account
----------------------------------------------------------------------------------------------------------------
Investment Income:
 Dividends                              $ 5,703           $ --              $69,049           $ 81,719
 ................................................................................................................
 Capital gains income                    13,017             --                1,797            140,845
 ................................................................................................................
Net realized and
 unrealized gain (loss)
 on investments:
 ................................................................................................................
 Net realized gain (loss)
  on security transactions               (8,228)            --                  104             (6,186)
 ................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                       7,647            215              (17,677)          (123,786)
 ................................................................................................................
 Net gain (loss) on investments            (581)           215              (17,573)          (129,972)
----------------------------------------------------------------------------------------------------------------
Net increase (decrease)
  in net assets resulting
  from operations:                      $18,139           $215              $53,273           $ 92,592
----------------------------------------------------------------------------------------------------------------


Statement of Operations (continued)
----------------------------------------------------------------------------------------------
For the Six Months Ended                Vista             Voyager
June 30, 1998                           Fund              Fund
(Unaudited)                             Sub-Account       Sub-Account


----------------------------------------------------------------------------------------------
Investment Income:
 Dividends                              $    --           $   36,862
 ..............................................................................................
 Capital gains income                        --              899,428
 ..............................................................................................
Net realized and
 unrealized gain (loss)
 on investments:
 ..............................................................................................
 Net realized gain (loss)
  on security transactions                5,489                3,720
 ..............................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                      78,443            1,499,309
 ..............................................................................................
 Net gain (loss) on investments          83,932            1,503,029
----------------------------------------------------------------------------------------------
Net increase (decrease)
  in net assets resulting
  from operations:                      $83,932           $2,439,319
----------------------------------------------------------------------------------------------
*From inception, April 29, 1998 to June 30, 1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statement of Changes in Net Assets
----------------------------------------------------------------------------------------------------------------
For the Six Months Ended                   Asia Pacific      Diversified       The               Global Asset
June 30, 1998                              Growth            Income            George Putnam     Allocation
(Unaudited)                                Fund              Fund              Fund of Boston    Fund
                                           Sub-Account       Sub-Account       Sub-Account*      Sub-Account

----------------------------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)              $ 15,691          $  115,993        $   --            $   74,618
 ................................................................................................................
 Capital gains income                            --              49,267            --               320,508
 ................................................................................................................
 Net realized gain (loss)
  on security transactions                   (1,383)              1,285            --                   778
 ................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                         (59,060)            (90,656)           (6)              (63,789)
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                           (44,752)             75,889            (6)              332,115
 ................................................................................................................
Unit transactions:
 Purchases                                       --                  --         1,000                    --
 ................................................................................................................
 Net transfers                                7,569             364,963            --               310,270
 ................................................................................................................
 Surrenders                                  (3,207)            (42,492)           --               (68,597)
 ................................................................................................................
 Net loan activity                               --             (42,903)           --                (1,009)
 ................................................................................................................
 Cost of insurance                           (1,268)             (9,622)           --               (11,149)
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                      3,094             269,946         1,000               229,515
 ................................................................................................................
 Total increase (decrease)
  in net assets                             (41,658)            345,835           994               561,630
 ................................................................................................................
 Net assets:
  Beginning of period                       360,566           2,498,707            --             3,132,989
----------------------------------------------------------------------------------------------------------------
  End of period                            $318,908          $2,844,542        $  994            $3,694,619
----------------------------------------------------------------------------------------------------------------


Statement of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------
For the Six Months Ended                 Global            Growth            Health
June 30, 1998                            Growth            and Income        Sciences Fund
(Unaudited)                              Fund              Fund              Sub-Account*
                                         Sub-Account       Sub-Account

----------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)            $  192,953        $   462,353       $     --
 ..............................................................................................
 Capital gains income                       964,765          3,018,243             --
 ..............................................................................................
 Net realized gain (loss)
  on security transactions                      571              6,255             (2)
 ..............................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                         231,414           (973,879)        1,110
 ..............................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                         1,389,703          2,512,972         1,108
 ..............................................................................................
Unit transactions:
 Purchases                                       --                220         1,000
 ..............................................................................................
 Net transfers                              709,079          3,551,947       136,700
 ..............................................................................................
 Surrenders                                (149,151)          (634,874)         (270)
 ..............................................................................................
 Net loan activity                          (22,637)           (37,748)           --
 ..............................................................................................
 Cost of insurance                          (25,472)           (91,592)         (102)
 ..............................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                    511,819          2,787,953       137,328
 ..............................................................................................
 Total increase (decrease)
  in net assets                           1,901,522          5,300,925       138,436
 ..............................................................................................
 Net assets:
  Beginning of period                     6,390,730         24,501,429            --
----------------------------------------------------------------------------------------------
  End of period                          $8,292,252        $29,802,354      $138,436
----------------------------------------------------------------------------------------------
*From inception, April 29, 1998 to June 30, 1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statement of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------------------------
For the Six Months Ended                High Yield        International     International     International
June 30, 1998                           Fund              Growth            Growth            New
(Unaudited)                             Sub-Account       Fund              and Income        Opportunities
                                                          Sub-Account       Fund              Fund
                                                                            Sub-Account       Sub-Account
----------------------------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)           $  317,574        $     --          $     --          $  1,182
 ................................................................................................................
 Capital gains income                       49,833              --             1,270                --
 ................................................................................................................
 Net realized gain (loss)
  on security transactions                     457            (102)               93               830
 ................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                       (213,020)         59,755            56,047            89,310
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                          154,844          59,653            57,410            91,322
 ................................................................................................................
Unit transactions:
 Purchases                                      --              --                --                --
 ................................................................................................................
 Net transfers                             740,553         174,447           283,888           102,681
 ................................................................................................................
 Surrenders                                (82,969)        (27,292)           (9,186)           (7,052)
 ................................................................................................................
 Net loan activity                           2,655            (455)           (2,772)               (8)
 ................................................................................................................
 Cost of insurance                         (13,045)         (1,375)           (1,683)           (1,955)
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                   647,194         145,325           270,247            93,666
 ................................................................................................................
 Total increase (decrease)
  in net assets                            802,038         204,978           327,657           184,988
 ................................................................................................................
 Net assets:
  Beginning of period                    3,367,984         308,202           361,873           552,610
----------------------------------------------------------------------------------------------------------------
  End of period                         $4,170,022        $513,180          $689,530          $737,598
----------------------------------------------------------------------------------------------------------------


Statement of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------
For the Six Months Ended                Investors Fund    Money            New
June 30, 1998                           Sub-Account*      Market           Opportunities
(Unaudited)                                               Fund             Fund
                                                          Sub-Account      Sub-Account

----------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)           $   --            $  104,675       $        --
 ..............................................................................................
 Capital gains income                       --                    --           199,094
 ..............................................................................................
 Net realized gain (loss)
  on security transactions                  --                    --            17,830
 ..............................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                        314                    --         2,250,705
 ..............................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                          314               104,675         2,467,629
 ..............................................................................................
Unit transactions:
 Purchases                               1,000             9,885,412                --
 ..............................................................................................
 Net transfers                           4,250           (10,827,779)        1,344,036
 ..............................................................................................
 Surrenders                                 (6)              (47,045)         (254,583)
 ..............................................................................................
 Net loan activity                          --               (85,466)           (7,816)
 ..............................................................................................
 Cost of insurance                          (2)              (20,124)          (45,942)
 ..............................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                 5,242            (1,095,002)        1,035,695
 ..............................................................................................
 Total increase (decrease)
  in net assets                          5,556              (990,327)        3,503,324
 ..............................................................................................
 Net assets:
  Beginning of period                       --             4,369,507        12,542,647
----------------------------------------------------------------------------------------------
  End of period                         $5,556            $3,379,180       $16,045,971
----------------------------------------------------------------------------------------------
*From inception, April 29, 1998 to June 30, 1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statement of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------------------------
For the Six Months Ended                New                OTC &             U.S. Government   Utilities
June 30, 1998                           Value              Emerging Growth   and High          Growth
(Unaudited)                             Fund               Fund              Quality Bond      and Income
                                        Sub-Account        Sub-Account*      Fund              Fund
                                                                             Sub-Account       Sub-Account
----------------------------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)           $  5,703           $    --           $   69,049        $   81,719
 ................................................................................................................
 Capital gains income                     13,017                --                1,797           140,845
 ................................................................................................................
 Net realized gain (loss)
  on security transactions                (8,228)               --                  104            (6,186)
 ................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                        7,647               215              (17,677)         (123,786)
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                         18,139               215               53,273            92,592
 ................................................................................................................
Unit transactions:
 Purchases                                    --             1,000                   --                --
 ................................................................................................................
 Net transfers                          (106,408)           10,859              683,877           437,519
 ................................................................................................................
 Surrenders                               (8,085)               --              (28,434)          (70,678)
 ................................................................................................................
 Net loan activity                       (11,253)               --                 (179)          (12,845)
 ................................................................................................................
 Cost of insurance                        (2,666)               --               (4,557)           (9,583)
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                (128,412)           11,859              650,707           344,413
 ................................................................................................................
 Total increase (decrease)
  in net assets                         (110,273)           12,074              703,980           437,005
 ................................................................................................................
 Net assets:
  Beginning of period                    881,714                --              962,858         2,298,927
----------------------------------------------------------------------------------------------------------------
  End of period                         $771,441           $12,074           $1,666,838        $2,735,932
----------------------------------------------------------------------------------------------------------------


Statement of Changes in Net Assets (continued)
----------------------------------------------------------------------------
For the Six Months Ended                Vista             Voyager
June 30, 1998                           Fund              Fund
(Unaudited)                             Sub-Account       Sub-Account


----------------------------------------------------------------------------
Operations:
 Net investment income (loss)           $     --          $    36,862
 ............................................................................
 Capital gains income                         --              899,428
 ............................................................................
 Net realized gain (loss)
  on security transactions                 5,489                3,720
 ............................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                       78,443            1,499,309
 ............................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                         83,932            2,439,319
 ............................................................................
Unit transactions:
 Purchases                                    --                   --
 ............................................................................
 Net transfers                           109,382            1,962,168
 ............................................................................
 Surrenders                               (4,631)            (280,664)
 ............................................................................
 Net loan activity                        (4,581)             (11,684)
 ............................................................................
 Cost of insurance                        (1,892)             (51,685)
 ............................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                  98,278            1,618,135
 ............................................................................
 Total increase (decrease)
  in net assets                          182,210            4,057,454
 ............................................................................
 Net assets:
  Beginning of period                    449,926           13,566,878
----------------------------------------------------------------------------
  End of period                         $632,136          $17,624,332
----------------------------------------------------------------------------
*From inception, April 29, 1998 to June 30, 1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statement of Changes in Net Assets
----------------------------------------------------------------------------------------------------------------
For the Year Ended                         Asia Pacific      Diversified       Global Asset      Global
December 31, 1997                          Growth            Income            Allocation        Growth
                                           Fund              Fund              Fund              Fund
                                           Sub-Account       Sub-Account       Sub-Account       Sub-Account

----------------------------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)              $  6,828          $  132,930        $   69,277        $  104,380
 ................................................................................................................
 Capital gains income                            --              20,956           118,411           112,272
 ................................................................................................................
 Net realized gain (loss)
  on security transactions                      132              11,405             1,345              (747)
 ................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                         (65,164)             14,728           222,497           425,520
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                           (58,204)            180,019           411,530           641,425
 ................................................................................................................
Unit transactions:
 Purchases                                       --                  --                --                --
 ................................................................................................................
 Net transfers                               79,345             672,116         1,228,080         2,514,584
 ................................................................................................................
 Surrenders                                  (6,561)            (19,125)          (73,245)         (102,670)
 ................................................................................................................
 Net loan activity                               10                  13            (8,703)          (72,872)
 ................................................................................................................
 Cost of insurance                           (2,368)            (18,488)          (16,817)          (37,044)
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                     70,426             634,516         1,129,315         2,301,998
 ................................................................................................................
 Total increase (decrease)
  in net assets                              12,222             814,535         1,540,845         2,943,423
 ................................................................................................................
 Net assets:
  Beginning of period                       348,344           1,684,172         1,592,144         3,447,307
----------------------------------------------------------------------------------------------------------------
  End of period                            $360,566          $2,498,707        $3,132,989        $6,390,730
----------------------------------------------------------------------------------------------------------------


Statement of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------------------------
For the Year Ended                        Growth             High Yield        International     International
December 31, 1997                         and Income         Fund              Growth            Growth
                                          Fund               Sub-Account       Fund              and Income
                                          Sub-Account                          Sub-Account*      Fund
                                                                                                 Sub-Account*
----------------------------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)             $   324,482        $  165,816        $  4,598          $ 10,865
 ................................................................................................................
 Capital gains income                         789,799            19,228              --                --
 ................................................................................................................
 Net realized gain (loss)
  on security transactions                     (3,845)            1,555              (3)              145
 ................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                         2,878,520           177,334          13,775            13,367
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                           3,988,956           363,933          18,370            24,377
 ................................................................................................................
Unit transactions:
 Purchases                                         --                --           1,000             1,000
 ................................................................................................................
 Net transfers                              8,374,826         1,399,456         298,426           346,481
 ................................................................................................................
 Surrenders                                  (532,447)          (72,741)         (2,846)           (3,498)
 ................................................................................................................
 Net loan activity                           (152,771)            3,935          (5,512)           (5,432)
 ................................................................................................................
 Cost of insurance                           (129,399)          (18,397)         (1,236)           (1,055)
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                    7,560,209         1,312,253         289,832           337,496
 ................................................................................................................
 Total increase (decrease)
  in net assets                            11,549,165         1,676,186         308,202           361,873
 ................................................................................................................
 Net assets:
  Beginning of period                      12,952,264         1,691,798              --                --
----------------------------------------------------------------------------------------------------------------
  End of period                           $24,501,429        $3,367,984        $308,202          $361,873
----------------------------------------------------------------------------------------------------------------
*From inception, January 2, 1997 to December 31, 1997.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statement of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------------------------
For the Year Ended                         International     Money             New                  New
December 31, 1997                          New               Market            Opportunities        Value
                                           Opportunities     Fund              Fund                 Fund
                                           Fund              Sub-Account       Sub-Account          Sub-Account*
                                           Sub-Account*
----------------------------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)              $  1,554          $  263,015        $        --          $     --
 ................................................................................................................
 Capital gains income                            --                  --                 --                --
 ................................................................................................................
 Net realized gain (loss)
  on security transactions                     (129)                 --             24,784            (7,183)
 ................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                         (31,210)                 --          2,122,853            83,564
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                           (29,785)            263,015          2,147,637            76,381
 ................................................................................................................
Unit transactions:
 Purchases                                    1,000          24,471,594                 --             1,000
 ................................................................................................................
 Net transfers                              594,284         (25,898,707)         3,948,752           822,347
 ................................................................................................................
 Surrenders                                  (6,019)           (138,936)          (264,042)           (9,033)
 ................................................................................................................
 Net loan activity                           (4,621)         (1,205,487)           (71,438)           (5,472)
 ................................................................................................................
 Cost of insurance                           (2,249)            (47,389)           (64,510)           (3,509)
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                    582,395          (2,818,925)         3,548,762           805,333
 ................................................................................................................
 Total increase (decrease)
  in net assets                             552,610          (2,555,910)         5,696,399           881,714
 ................................................................................................................
 Net assets:
  Beginning of period                            --           6,925,417          6,846,248                --
----------------------------------------------------------------------------------------------------------------
  End of period                            $552,610          $4,369,507        $12,542,647          $881,714
----------------------------------------------------------------------------------------------------------------


Statement of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------------------------
For the Year Ended                         U.S. Government   Utilities           Vista          Voyager
December 31, 1997                          and High          Growth              Fund           Fund
                                           Quality Bond      and Income          Sub-Account*   Sub-Account
                                           Fund              Fund
                                           Sub-Account       Sub-Account
----------------------------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)              $ 41,593          $   50,859          $     33       $    18,916
 ................................................................................................................
 Capital gains income                            --              69,354                --           407,658
 ................................................................................................................
 Net realized gain (loss)
  on security transactions                    1,535               2,809            (8,009)            4,822
 ................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                          23,755             341,948            42,243         2,153,271
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                            66,883             464,970            34,267         2,584,667
 ................................................................................................................
Unit transactions:
 Purchases                                       --                  --             1,000                --
 ................................................................................................................
 Net transfers                              290,877             842,138           425,017         4,061,985
 ................................................................................................................
 Surrenders                                 (30,658)            (45,296)           (3,307)         (284,657)
 ................................................................................................................
 Net loan activity                           43,121             (11,744)           (5,648)          (36,310)
 ................................................................................................................
 Cost of insurance                           (5,318)            (12,723)           (1,403)          (71,377)
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                    298,022             772,375           415,659         3,669,641
 ................................................................................................................
 Total increase (decrease)
  in net assets                             364,905           1,237,345           449,926         6,254,308
 ................................................................................................................
 Net assets:
  Beginning of period                       597,953           1,061,582                --         7,312,570
----------------------------------------------------------------------------------------------------------------
 End of period                             $962,858          $2,298,927          $449,926       $13,566,878
----------------------------------------------------------------------------------------------------------------
*From inception, January 2, 1997 to December 31, 1997.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE --
HARTFORD LIFE & ANNUITY INSURANCE COMPANY

Notes to Financial Statements
June 30, 1998 (Unaudited)

1. ORGANIZATION:

Putnam Capital Manager Trust Separate Account Five (the Account) is a separate investment account within Hartford Life & Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contractholders of the Company in the various mutual funds as directed by the contractholders.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

A) Security Transactions - Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividend and capital gains income are accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

B) Security Valuation - The investment in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of June 30, 1998.

C) Federal Income Taxes - The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

D) Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

3. ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

In accordance with the terms of the contracts, the Company makes deductions for mortality and expense undertakings, cost of insurance, administrative fees, and state premium taxes. These charges are deducted through termination of units of interest from applicable contract owners' accounts.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statement of Assets and Liabilities
-----------------------------------------------------------------------------------------------------------------------------
June 30, 1998                      Diversified      Global Asset      Global            Growth            High Yield
(Unaudited)                        Income           Allocation        Growth            and Income        Fund
                                   Fund             Fund              Fund              Fund              Sub-Account
                                   Sub-Account      Sub-Account       Sub-Account       Sub-Account

-----------------------------------------------------------------------------------------------------------------------------
Assets
Investments:
 .............................................................................................................................
Putnam VT Diversified
Income Fund
 Shares 7,796
 Cost $85,864
 .............................................................................................................................
  Market Value:                    $85,287          $     --          $       --        $       --        $       --
 .............................................................................................................................
Putnam VT Global
Asset Allocation Fund
 Shares 33,089
 Cost $611,283
 .............................................................................................................................
  Market Value:                         --           610,159                  --                --                --
 .............................................................................................................................
Putnam VT Global
Growth Fund
 Shares 214,020
 Cost $3,920,174
 .............................................................................................................................
  Market Value:                         --                --           4,042,833                --                --
 .............................................................................................................................
Putnam VT Growth
and Income Fund
 Shares 141,047
 Cost $3,920,578
 .............................................................................................................................
  Market Value:                         --                --                  --         3,864,682                --
 .............................................................................................................................
Putnam VT High Yield Fund
 Shares 97,238
 Cost $1,263,877
 .............................................................................................................................
  Market Value:                         --                --                  --                --         1,260,199
 .............................................................................................................................
Due From Hartford Life &
 Annuity Insurance Company              --               114               1,590             6,012             1,564
 .............................................................................................................................
Receivable from fund
 shares sold                            --                --                  --                --                --
-----------------------------------------------------------------------------------------------------------------------------
Total Assets                        85,287           610,273           4,044,423         3,870,694         1,261,763
-----------------------------------------------------------------------------------------------------------------------------
Liabilities
Due To Hartford Life &
 Annuity Insurance Company              --                --                  --                --                --
 .............................................................................................................................
Payable for fund
 shares purchased                       --                94               1,663             6,113             1,560
 .............................................................................................................................
Total Liabilities                       --                94               1,663             6,113             1,560
-----------------------------------------------------------------------------------------------------------------------------
Net Assets (variable
 life contract
 liabilities)                      $85,287          $610,179          $4,042,760        $3,864,581        $1,260,203
-----------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statement of Assets and Liabilities (continued)
-----------------------------------------------------------------------------------------------------------------------------
June 30, 1998                      Money             New               U.S. Government   Utilities         Voyager
(Unaudited)                        Market            Opportunities     and High          Growth            Fund
                                   Fund              Fund              Quality Bond      and Income        Sub-Account
                                   Sub-Account       Sub-Account       Fund              Fund
                                                                       Sub-Account       Sub-Account
-----------------------------------------------------------------------------------------------------------------------------
Assets
Investments:
 .............................................................................................................................
Putnam VT Money
Market Fund
 Shares 124,471
 Cost $124,471
 .............................................................................................................................
  Market Value:                    $124,471          $       --        $       --        $     --          $       --
 .............................................................................................................................
Putnam VT New
Opportunities Fund
 Shares 120,120
 Cost $2,567,239
 .............................................................................................................................
  Market Value:                          --           2,982,580                --              --                  --
 .............................................................................................................................
Putnam VT U.S. Government
and High Quality Fund
 Shares 76,196
 Cost $980,928
 .............................................................................................................................
  Market Value:                          --                  --         1,007,309              --                  --
 .............................................................................................................................
Putnam VT Utilities Growth
& Income Fund
 Shares 31,540
 Cost $490,800
 .............................................................................................................................
  Market Value:                          --                  --                --         518,838                  --
 .............................................................................................................................
Putnam VT Voyager Fund
 Shares 92,756
 Cost $3,600,845
 .............................................................................................................................
  Market Value:                          --                  --                --              --           4,003,339
 .............................................................................................................................
Due From Hartford Life &
 Annuity Insurance Company               --               2,084               257               9               4,156
 .............................................................................................................................
Receivable from fund
 shares sold                             --                  --                --              --                  --
-----------------------------------------------------------------------------------------------------------------------------
Total Assets                        124,471           2,984,664         1,007,566         518,847           4,007,495
-----------------------------------------------------------------------------------------------------------------------------
Liabilities
Due To Hartford Life &
 Annuity Insurance Company                1                  --                --              --                  --
 .............................................................................................................................
Payable for fund
 shares purchased                        --               2,149               257              --               3,864
 .............................................................................................................................
Total Liabilities                         1               2,149               257              --               3,864
-----------------------------------------------------------------------------------------------------------------------------
Net Assets (variable
 life contract
 liabilities)                      $124,470          $2,982,515        $1,007,309        $518,847          $4,003,631
-----------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statement of Assets & Liabilities (continued)
-----------------------------------------------------------------------------------------------------------------------------
For the Six Months Ended                                                Units          Unit               Contract
June 30, 1998                                                           Owned by       Price              Liability
  (Unaudited)                                                           Participants
-----------------------------------------------------------------------------------------------------------------------------
Variable life contracts:
 Individual Sub-Accounts:
 .............................................................................................................................
  Diversified Income Fund Sub-Account                                     6,400        $13.325133         $    85,287
 .............................................................................................................................
  Global Asset Allocation Fund Sub-Account                               30,158         20.232484             610,179
 .............................................................................................................................
  Global Growth Fund Sub-Account                                        184,095         21.960141           4,042,760
 .............................................................................................................................
  Growth and Income Fund Sub-Account                                    159,017         24.302920           3,864,581
 .............................................................................................................................
  High Yield Fund Sub-Account                                            73,040         17.253674           1,260,203
 .............................................................................................................................
  Money Market Fund Sub-Account                                          98,545          1.263075             124,470
 .............................................................................................................................
  New Opportunities Fund Sub-Account                                    137,640         21.668888           2,982,515
 .............................................................................................................................
  U.S. Government and High Quality Bond Fund Sub-Account                 71,140         14.159492           1,007,309
 .............................................................................................................................
  Utilities Growth and Income Fund Sub-Account                           26,517         19.566675             518,847
 .............................................................................................................................
  Voyager Fund Sub-Account                                              147,494         27.144357           4,003,631
 .............................................................................................................................
Grand Total:                                                                                              $18,499,782
-----------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statement of Operations
----------------------------------------------------------------------------------------------------------------------------------
For the Six Months Ended                Diversified       Global Asset      Global            Growth            High Yield
June 30, 1998                           Income            Allocation        Growth            and Income        Fund
(Unaudited)                             Fund              Fund              Fund              Fund              Sub-Account
                                        Sub-Account       Sub-Account       Sub-Account       Sub-Account

----------------------------------------------------------------------------------------------------------------------------------
Investment Income:
 Dividends                              $2,718            $ 9,598           $ 66,009          $ 36,061          $34,276
 ..................................................................................................................................
 Capital gains income                    1,154             41,227            330,045           235,404            5,378
 ..................................................................................................................................
Net realized and
 unrealized gain
(loss) on investments:
 ..................................................................................................................................
 Net realized gain (loss)
  on security transactions                  10                 28                775                62             (686)
 ..................................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                     (2,434)           (10,464)            96,768          (115,312)         (24,027)
 ..................................................................................................................................
 Net gain (loss) on investments         (2,424)           (10,436)            97,543          (115,250)         (24,713)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
  in net assets resulting
  from operations:                      $1,448            $40,389           $493,597          $156,215          $14,941
----------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statement of Operations (continued)
----------------------------------------------------------------------------------------------------------------------------------
For the Six Months Ended                Money             New               U.S. Government   Utilities        Voyager
June 30, 1998                           Market            Opportunities     and High          Growth           Fund
(Unaudited)                             Fund              Fund              Quality Bond      and Income       Sub-Account
                                        Sub-Account       Sub-Account       Fund              Fund
                                                                            Sub-Account       Sub-Account
----------------------------------------------------------------------------------------------------------------------------------
Investment Income:
 Dividends                              $3,195            $     --          $61,358           $10,596          $  5,550
 ..................................................................................................................................
 Capital gains income                       --              25,739            1,597            18,263           135,426
 ..................................................................................................................................
Net realized and
 unrealized gain (loss)
 on investments:
 ..................................................................................................................................
 Net realized gain (loss)
  on security transactions                  --              (3,234)          (3,186)             (386)               44
 ..................................................................................................................................
 Net unrealized appreciation
  (depreciation) of investment
  during the period                         --             286,905          (15,148)          (15,902)          250,571
 ..................................................................................................................................
 Net gain (loss) on investments             --             283,671          (18,334)          (16,288)          250,615
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
  in net assets resulting
  from operations:                      $3,195            $309,410          $44,621           $12,571          $391,591
----------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statement of Changes in Net Assets
----------------------------------------------------------------------------------------------------------------------------------
For the Six Months Ended                Diversified      Global Asset      Global            Growth            High Yield
June 30, 1998                           Income           Allocation        Growth            and Income        Fund
(Unaudited)                             Fund             Fund              Fund              Fund              Sub-Account
                                        Sub-Account      Sub-Account       Sub-Account       Sub-Account

----------------------------------------------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)           $ 2,718          $  9,598          $   66,009        $   36,061        $   34,276
 ..................................................................................................................................
 Capital gains income                     1,154            41,227             330,045           235,404             5,378
 ..................................................................................................................................
 Net realized gain (loss)
  on security transactions                   10                28                 775                62              (686)
 ..................................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                      (2,434)          (10,464)             96,768          (115,312)          (24,027)
 ..................................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                         1,448            40,389             493,597           156,215            14,941
 ..................................................................................................................................
Unit transactions:
 Purchases                               23,584            53,822             773,015           471,811           224,995
 ..................................................................................................................................
 Net transfers                           20,452           213,748           1,256,979         1,965,898           754,483
 ..................................................................................................................................
 Surrenders                                (606)           (4,872)            (38,817)          (30,740)           (5,109)
 ..................................................................................................................................
 Net loan activity                           --             7,319              (1,571)          (17,460)             (215)
 ..................................................................................................................................
 Cost of insurance                       (2,201)          (11,137)            (75,663)          (79,610)          (13,561)
 ..................................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                 41,229           258,880           1,913,943         2,309,899           960,593
 ..................................................................................................................................
 Total increase (decrease)
  in net assets                          42,677           299,269           2,407,540         2,466,114           975,534
 ..................................................................................................................................
Net Assets
 Beginning of period                     42,610           310,910           1,635,220         1,398,467           284,669
----------------------------------------------------------------------------------------------------------------------------------
 End of Period                          $85,287          $610,179          $4,042,760        $3,864,581        $1,260,203
----------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statement of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------------------------------------------
For the Six Months Ended                Money             New               U.S. Government   Utilities         Voyager
June 30, 1998                           Market            Opportunities     and High          Growth            Fund
(Unaudited)                             Fund              Fund              Quality Bond      and Income        Sub-Account
                                        Sub-Account       Sub-Account       Fund              Fund
                                                                            Sub-Account       Sub-Account
----------------------------------------------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)           $  3,195          $       --        $   61,358        $ 10,596          $    5,550
 ..................................................................................................................................
 Capital gains income                         --              25,739             1,597          18,263             135,426
 ..................................................................................................................................
 Net realized gain (loss)
  on security transactions                    --              (3,234)           (3,186)           (386)                 44
 ..................................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                           --             286,905           (15,148)        (15,902)            250,571
 ..................................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                          3,195             309,410            44,621          12,571             391,591
 ..................................................................................................................................
Unit transactions:
 Purchases                                    --             764,095           443,324         160,333             610,277
 ..................................................................................................................................
 Net transfers                            (1,969)            835,110          (627,076)        101,705           1,661,697
 ..................................................................................................................................
 Surrenders                               (1,803)            (26,597)          (12,466)         (2,876)            (34,522)
 ..................................................................................................................................
 Net loan activity                            --               6,863              (100)         (1,339)              8,881
 ..................................................................................................................................
 Cost of insurance                        (2,178)            (52,321)          (34,058)        (11,150)            (77,712)
 ..................................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                  (5,950)          1,527,150          (230,376)        246,673           2,168,621
 ..................................................................................................................................
 Total increase (decrease)
  in net assets                           (2,755)          1,836,560          (185,755)        259,244           2,560,212
 ..................................................................................................................................
 Net Assets
  Beginning of period                    127,225           1,145,955         1,193,064         259,603           1,443,419
----------------------------------------------------------------------------------------------------------------------------------
  End of Period                         $124,470          $2,982,515        $1,007,309        $518,847          $4,003,631
----------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statement of Changes in Net Assets
----------------------------------------------------------------------------------------------------------------------------------
For the Year Ended                      Diversified       Global Asset      Global            Growth            High Yield
December 31, 1997                       Income            Allocation        Growth            and Income        Fund
                                        Fund              Fund              Fund              Fund              Sub-Account
                                        Sub-Account       Sub-Account       Sub-Account       Sub-Account

----------------------------------------------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)           $    99           $    780          $    7,355        $    2,061          $  1,448
 ..................................................................................................................................
 Capital gains income                        16              1,333               7,911             5,017               168
 ..................................................................................................................................
 Net realized gain (loss)
  on security transactions                  273                 46                 727                47               208
 ..................................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                       1,827              9,293              25,838            59,382            20,324
 ..................................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                         2,215             11,452              41,831            66,507            22,148
 ..................................................................................................................................
Unit transactions:
 Purchases                                1,122             21,636             197,403            58,290             9,010
 ..................................................................................................................................
 Net transfers                           39,712            284,558           1,455,386         1,311,232           261,651
 ..................................................................................................................................
 Surrenders                                (348)            (2,233)            (24,833)           (8,041)           (2,778)
 ..................................................................................................................................
 Net loan activity                           --               (16)               7,540            (2,944)             (27)
 ..................................................................................................................................
 Cost of insurance                       (1,121)            (5,581)            (43,722)          (31,097)           (6,360)
 ..................................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                 39,365            298,364           1,591,774         1,327,440           261,496
 ..................................................................................................................................
 Total increase (decrease)
  in net assets                          41,580            309,816           1,633,605         1,393,947           283,644
 ..................................................................................................................................
 Net assets:
  Beginning of period                     1,030              1,094               1,615             4,520             1,025
----------------------------------------------------------------------------------------------------------------------------------
  End of period                         $42,610           $310,910          $1,635,220        $1,398,467          $284,669
----------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statement of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------------------------------------------
For the Year Ended                      Money             New               U.S. Government   Utilities         Voyager
December 31, 1997                       Market            Opportunities     and High          Growth            Fund
                                        Fund              Fund              Quality Bond      and Income        Sub-Account
                                        Sub-Account       Sub-Account       Fund              Fund
                                                                            Sub-Account       Sub-Account
----------------------------------------------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)           $  1,772          $       --        $   16,959        $    165          $      405
 ..................................................................................................................................
 Capital gains income                         --                  --                --             225               8,720
 ..................................................................................................................................
 Net realized gain (loss)
  on security transactions                    --             (11,593)              549              65               8,423
 ..................................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                           --             128,498            41,518          43,867             151,950
 ..................................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                          1,772             116,905            59,026          44,322             169,498
 ..................................................................................................................................
Unit transactions:
 Purchases                                    --              90,292           188,414          18,312             111,483
 ..................................................................................................................................
 Net transfers                           127,202             989,240           981,563         206,398           1,206,671
 ..................................................................................................................................
 Surrenders                                 (810)            (15,731)          (15,612)         (1,613)              2,463
 ..................................................................................................................................
 Net loan activity                            --              (4,120)            7,877             (43)             (4,450)
 ..................................................................................................................................
 Cost of insurance                        (1,951)            (31,626)          (32,535)         (8,846)            (44,593)
 ..................................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                 124,441           1,028,055         1,129,707         214,208           1,271,574
 ..................................................................................................................................
 Total increase (decrease)
  in net assets                          126,213           1,144,960         1,188,733         258,530           1,441,072
 ..................................................................................................................................
 Net assets:
  Beginning of period                      1,012                 995             4,331           1,073               2,347
----------------------------------------------------------------------------------------------------------------------------------
  End of period                         $127,225          $1,145,955        $1,193,064        $259,603          $1,443,419
----------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE ONE -- HARTFORD LIFE AND ANNUITY INSURANCE

Notes to Financial Statements
June 30, 1998 (Unaudited)

1. ORGANIZATION:

Separate Account Variable Life One (the Account) is a separate investment account within Hartford Life and Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. The Account consists of twenty two subaccounts. These financial statements include ten subaccounts which invest solely in the Putnam Capital Manager Trust funds (the Funds ). The other twelve subaccounts, which invest in the Hartford and Fidelity Mutual Funds, are presented in separate financial statements. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contractholders of the Company in the various mutual funds as directed by the contractholders.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

A) Security Transactions - Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividend and capital gains income are accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

B) Security Valuation - The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of June 30, 1998.

C) Federal Income Taxes - The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

D) Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

3. ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

In accordance with the terms of the contracts, the Company makes deductions for mortality and expense undertakings, cost of insurance, administrative fees, and state premium taxes. These charges are deducted through termination of units of interest from applicable contract owners' accounts.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE TWO -- HARTFORD LIFE & ANNUITY INSURANCE COMPANY
Statement of Assets and Liabilities
-----------------------------------------------------------------------------------------------------------------------------
June 30, 1998                      Diversified      Global Asset      Global            Growth            High Yield
(Unaudited)                        Income           Allocation        Growth            and Income        Fund
                                   Fund             Fund              Fund              Fund              Sub-Account
                                   Sub-Account      Sub-Account       Sub-Account       Sub-Account
-----------------------------------------------------------------------------------------------------------------------------
Assets
Investments:
 .............................................................................................................................
Putnam VT Diversified
Income Fund
 Shares 7,915
 Cost $89,129
 .............................................................................................................................
  Market Value:                    $86,592          $     --          $     --          $     --          $     --
 .............................................................................................................................
Putnam VT Global
Asset Allocation Fund
 Shares 8,880
 Cost $164,955
 .............................................................................................................................
  Market Value:                         --           163,750                --                --                --
 .............................................................................................................................
Putnam VT Global
Growth Fund
 Shares 33,546
 Cost $616,731
 .............................................................................................................................
  Market Value:                         --                --           633,690                --                --
 .............................................................................................................................
Putnam VT Growth and
Income Fund
 Shares 35,538
 Cost $991,620
 .............................................................................................................................
  Market Value:                         --                --                --           973,750                --
 .............................................................................................................................
Putnam VT High Yield Fund
 Shares 49,806
 Cost $654,937
 .............................................................................................................................
  Market Value:                         --                --                --                --           645,484
 .............................................................................................................................
Due From Hartford Life &
 Annuity Insurance Company              --                11             2,673             1,982                 2
 .............................................................................................................................
Receivable from fund shares sold        --                --                --                --                --
-----------------------------------------------------------------------------------------------------------------------------
Total Assets                        86,592           163,761           636,363           975,732           645,486
-----------------------------------------------------------------------------------------------------------------------------
Liabilities
Due to Hartford Life &
 Annuity Insurance Company              --                --                --                --                --
 .............................................................................................................................
Payable for fund
 shares purchased                       --                --             2,676             2,007                --
 .............................................................................................................................
Total Liabilities                       --                --             2,676             2,007                --
-----------------------------------------------------------------------------------------------------------------------------
Net Assets (variable
 life contract
 liabilities)                      $86,592          $163,761          $633,687          $973,725          $645,486
-----------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE TWO -- HARTFORD LIFE & ANNUITY INSURANCE COMPANY
Statement of Assets and Liabilities (continued)
-----------------------------------------------------------------------------------------------------------------------------
June 30, 1998                      Money Market      New               U.S.Government    Utilities Growth  Voyager
(Unaudited)                        Fund              Opportunities     & High Quality    and Income        Fund
                                   Sub-Account       Fund              Bond Fund         Fund              Sub-Account
                                                     Sub-Account       Sub-Account       Sub-Account
-----------------------------------------------------------------------------------------------------------------------------
Assets
Investments:
 .............................................................................................................................
Putnam VT Money
Market Fund
 Shares 1,092
 Cost $1,092
 .............................................................................................................................
  Market Value:                    $1,092            $     --          $     --          $     --          $     --
 .............................................................................................................................
Putnam VT New
Opportunities Fund
 Shares 22,479
 Cost $505,341
 .............................................................................................................................
  Market Value:                        --             558,148                --                --                --
 .............................................................................................................................
Putnam VT U.S. Government
and High Quality Bond Fund
 Shares 15,379
 Cost $202,264
 .............................................................................................................................
  Market Value:                        --                  --           203,311                --                --
 .............................................................................................................................
Putnam VT Utilities
Growth and Income Fund
 Shares 6,515
 Cost $107,508
 .............................................................................................................................
  Market Value:                        --                  --                --           107,168                --
 .............................................................................................................................
Putnam VT Voyager Fund
 Shares 14,157
 Cost $578,199
 .............................................................................................................................
  Market Value:                        --                  --                --                --           611,017
 .............................................................................................................................
Due From Hartford Life &
 Annuity Insurance Company             --               1,978                --                 1                13
 .............................................................................................................................
Receivable from fund
 shares sold                            1                  --                --                --                --
-----------------------------------------------------------------------------------------------------------------------------
Total Assets                        1,093             560,126           203,311           107,169           611,030
-----------------------------------------------------------------------------------------------------------------------------
Liabilities
Due to Hartford Life &
 Annuity Insurance Company             --                  --                 1                --                --
 .............................................................................................................................
Payable for fund
 shares purchased                      --               2,007                --                --                --
 .............................................................................................................................
Total Liabilities                      --               2,007                 1                --                --
-----------------------------------------------------------------------------------------------------------------------------
Net Assets (variable
 life contract
 liabilities)                      $1,093            $558,119          $203,310          $107,169          $611,030
-----------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE TWO -- HARTFORD LIFE & ANNUITY INSURANCE COMPANY
Statement of Assets and Liabilities (continued)
-----------------------------------------------------------------------------------------------------------------------------
June 30, 1998                                                            Units          Unit                Contract
(Unaudited)                                                              Owned by       Price               Liability
                                                                         Participants
-----------------------------------------------------------------------------------------------------------------------------
Variable life contracts:
 Individual Sub-Accounts:
 .............................................................................................................................
  Diversified Income Fund Sub-Account                                     6,498         $13.325133          $   86,592
 .............................................................................................................................
  Global Asset Allocation Fund Sub-Account                                8,094          20.232484             163,761
 .............................................................................................................................
  Global Growth Fund Sub-Account                                         28,856          21.960141             633,687
 .............................................................................................................................
  Growth and Income Fund Sub-Account                                     40,066          24.302920             973,725
 .............................................................................................................................
  High Yield Fund Sub-Account                                            37,412          17.253674             645,486
 .............................................................................................................................
  Money Market Fund Sub-Account                                             865           1.263075               1,093
 .............................................................................................................................
  New Opportunities Fund Sub-Account                                     25,757          21.668888             558,119
 .............................................................................................................................
  U.S. Government and High Quality Bond Fund Sub-Account                 14,359          14.159492             203,310
 .............................................................................................................................
  Utilities Growth and Income Fund Sub-Account                            5,477          19.566675             107,169
 .............................................................................................................................
  Voyager Fund Sub-Account                                               22,510          27.144357             611,030
 .............................................................................................................................
Grand Total:                                                                                                $3,983,972
-----------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE TWO -- HARTFORD LIFE & ANNUITY INSURANCE COMPANY
Statement of Operations
----------------------------------------------------------------------------------------------------------------------------------
For the Six Months Ended                Diversified       Global Asset      Global            Growth            High Yield
June 30, 1998                           Income            Allocation        Growth            and Income        Fund
(Unaudited)                             Fund              Fund              Fund              Fund              Sub-Account
                                        Sub-Account       Sub-Account       Sub-Account       Sub-Account
----------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends                              $3,629            $ 2,857           $10,284           $ 6,912           $10,447
 ..................................................................................................................................
 Capital gains income                    1,541             12,271            51,418            45,119             1,639
 ..................................................................................................................................
Net realized and
 unrealized gain (loss)
 on investments:
 ..................................................................................................................................
 Net realized gain (loss)
  on security transactions                  21                 56                97              (725)             (803)
 ..................................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                     (2,773)            (2,601)           18,529           (25,834)          (10,234)
 ..................................................................................................................................
 Net gain (loss) on investments         (2,752)            (2,545)           18,626           (26,559)          (11,037)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
  in net assets resulting
  from operations                       $2,418            $12,583           $80,328           $25,472           $ 1,049
----------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE TWO -- HARTFORD LIFE & ANNUITY INSURANCE COMPANY
Statement of Operations (continued)
----------------------------------------------------------------------------------------------------------------------------------
For the Six Months Ended                Money Market      New               U.S.Government     Utilities Growth  Voyager
June 30, 1998                           Fund              Opportunities     & High Quality     and Income        Fund
(Unaudited)                             Sub-Account       Fund              Bond Fund          Fund              Sub-Account
                                                          Sub-Account       Sub-Account        Sub-Account
----------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends                              $340              $    --           $10,911            $1,849            $   896
 ..................................................................................................................................
 Capital gains income                     --                4,296               284             3,187             21,866
 ..................................................................................................................................
Net realized and
 unrealized gain (loss)
 on investments:
 ..................................................................................................................................
 Net realized gain (loss)
  on security transactions                --                1,326              (398)               13                178
 ..................................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                       --               48,782            (2,560)           (4,218)            24,522
 ..................................................................................................................................
 Net gain (loss) on investments           --               50,108            (2,958)           (4,205)            24,700
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
  in net assets resulting
  from operations                       $340              $54,404           $ 8,237            $  831            $47,462
----------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE TWO -- HARTFORD LIFE & ANNUITY INSURANCE COMPANY
Statement of Changes in Net Assets
----------------------------------------------------------------------------------------------------------------------------------
For the Six Months Ended                Diversified       Global Asset      Global            Growth
June 30, 1998                           Income            Allocation        Growth            and Income        High Yield
(Unaudited)                             Fund              Fund              Fund              Fund              Fund
                                        Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account

----------------------------------------------------------------------------------------------------------------------------------
Operations:
 Net investment income                  $ 3,629           $  2,857          $ 10,284          $  6,912          $ 10,447
 ..................................................................................................................................
 Capital gains income                     1,541             12,271            51,418            45,119             1,639
 ..................................................................................................................................
 Net realized gain (loss)
  on security transactions                   21                 56                97              (725)             (803)
 ..................................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                      (2,773)            (2,601)           18,529           (25,834)          (10,234)
 ..................................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                         2,418             12,583            80,328            25,472             1,049
 ..................................................................................................................................
Unit Transactions:
 Purchases                                  673              6,949            36,926            79,218           130,874
 ..................................................................................................................................
 Net transfers                              545            110,010           239,551           732,696           482,121
 ..................................................................................................................................
 Surrenders                              (1,119)            (2,891)          (15,008)          (11,938)          (14,029)
 ..................................................................................................................................
 Cost of insurance                         (920)            (1,698)          (10,454)           (7,110)           (1,531)
 ..................................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                   (821)           112,370           251,015           792,866           597,435
 ..................................................................................................................................
 Total increase (decrease)
  in net assets                           1,597            124,953           331,343           818,338           598,484
 ..................................................................................................................................
Net Assets
 Beginning of period                     84,995             38,808           302,344           155,387            47,002
----------------------------------------------------------------------------------------------------------------------------------
 End of period                          $86,592           $163,761          $633,687          $973,725          $645,486
----------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE TWO -- HARTFORD LIFE & ANNUITY INSURANCE COMPANY
Statement of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------------------------------------------
For the Six Months Ended                Money             New               U.S.Government    Utilities         Voyager
June 30, 1998                           Market            Opportunities     and High          Growth            Fund
(Unaudited)                             Fund              Fund              Quality Bond      and Income        Sub-Account
                                        Sub-Account       Sub-Account       Fund              Fund
                                                                            Sub-Account       Sub-Account
----------------------------------------------------------------------------------------------------------------------------------
Operations:
 Net investment income                  $  340            $     --          $ 10,911          $  1,849          $    896
 ..................................................................................................................................
 Capital gains income                       --               4,296               284             3,187            21,866
 ..................................................................................................................................
 Net realized gain (loss)
  on security transactions                  --               1,326              (398)               13               178
 ..................................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                         --              48,782            (2,560)           (4,218)           24,522
 ..................................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                          340              54,404             8,237               831            47,462
 ..................................................................................................................................
Unit Transactions:
 Purchases                                  --             125,149             8,956             5,427            93,064
 ..................................................................................................................................
 Net transfers                          (4,779)            227,010           (27,894)           76,928           378,322
 ..................................................................................................................................
 Surrenders                             (1,293)            (10,158)           (4,331)           (1,075)           (9,340)
 ..................................................................................................................................
 Cost of insurance                      (1,505)            (10,555)           (4,749)             (773)           (7,352)
 ..................................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                (7,577)            331,446           (28,018)           80,507           454,694
 ..................................................................................................................................
 Total increase (decrease)
  in net assets                         (7,237)            385,850           (19,781)           81,338           502,156
 ..................................................................................................................................
Net Assets
 Beginning of period                     8,330             172,269           223,091            25,831           108,874
----------------------------------------------------------------------------------------------------------------------------------
 End of period                          $1,093            $558,119          $203,310          $107,169          $611,030
----------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE TWO -- HARTFORD LIFE & ANNUITY INSURANCE COMPANY
Statement of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------------------------------------------
For the Year Ended                      Diversified       Global Asset     Global            Growth             High Yield
December 31, 1997                       Income            Allocation       Growth            and Income         Fund
                                        Fund              Fund             Fund              Fund               Sub-Account
                                        Sub-Account       Sub-Account      Sub-Account       Sub-Account

----------------------------------------------------------------------------------------------------------------------------------
Operations:
 Net investment income                  $    57           $    88          $    420          $    622           $   154
 ..................................................................................................................................
 Capital gains income                         9               150               452             1,514                18
 ..................................................................................................................................
 Net realized gain (loss)
  on security transactions                    3               109             1,118               314                 5
 ..................................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                         207             1,348            (1,615)            7,951               757
 ..................................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                           276             1,695               375            10,401               934
 ..................................................................................................................................
Unit Transactions:
 Purchases                                4,114             3,230            13,967             7,475             1,594
 ..................................................................................................................................
 Net transfers                           80,535            35,538           302,978           119,617            44,780
 ..................................................................................................................................
 Surrenders                                (505)           (1,812)          (10,646)           (6,077)           (1,070)
 ..................................................................................................................................
 Cost of insurance                         (455)             (890)           (5,376)           (2,516)             (261)
 ..................................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                 83,689            36,066           300,923           118,499            45,043
 ..................................................................................................................................
 Total increase (decrease)
  in net assets                          83,965            37,761           301.298           128,900            45,977
 ..................................................................................................................................
Net Assets
 Beginning of period                      1,030             1,047             1,046            26,487             1,025
----------------------------------------------------------------------------------------------------------------------------------
 End of period                          $84,995           $38,808          $302,344          $155,387           $47,002
----------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE TWO -- HARTFORD LIFE & ANNUITY INSURANCE COMPANY
Statement of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------------------------------------------
For the Year Ended                      Money             New               U.S.Government     Utilities        Voyager
December 31, 1997                       Market            Opportunities     and High           Growth           Fund
                                        Fund              Fund              Quality Bond       and Income       Sub-Account
                                        Sub-Account       Sub-Account       Fund               Fund
                                                                            Sub-Account        Sub-Account
----------------------------------------------------------------------------------------------------------------------------------
Operations:
 Net investment income                  $  424            $     --          $    756           $    40          $     16
 ..................................................................................................................................
 Capital gains income                       --                  --                --                54               355
 ..................................................................................................................................
 Net realized gain (loss)
  on security transactions                  --              (1,905)              387                25             3,074
 ..................................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                         --               4,088             3,578             3,805             8,319
 ..................................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                          424               2,183             4,721             3,924            11,764
 ..................................................................................................................................
Unit Transactions:
 Purchases                                  --              13,204            10,535             1,604            10,861
 ..................................................................................................................................
 Net transfers                          10,765             164,787           214,693            20,012            92,223
 ..................................................................................................................................
 Surrenders                             (2,441)             (4,674)           (4,108)             (711)           (4,146)
 ..................................................................................................................................
 Cost of insurance                      (1,430)             (4,168)           (3,779)              (71)           (2,805)
 ..................................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                 6,894             169,149           217,341            20,834            96,133
 ..................................................................................................................................
 Total increase (decrease)
  in net assets                          7,318             171,332           222,062            24,758           107,897
 ..................................................................................................................................
Net Assets
 Beginning of period                     1,012                 937             1,029             1,073               977
----------------------------------------------------------------------------------------------------------------------------------
 End of period                          $8,330            $172,269          $223,091           $25,831          $108,874
----------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE TWO -- HARTFORD LIFE & ANNUITY INSURANCE COMPANY

Notes to Financial Statements
June 30, 1998

1. ORGANIZATION:

Separate Account Variable Life Two (the Account) is a separate investment account within Hartford Life and Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. The Account consists of twenty two subaccounts. These financial statements include ten subaccounts which invest solely in the Putnam Capital Manager Trust funds (the Funds ). The other twelve subaccounts, which invest in the Hartford and Fidelity Mutual Funds, are presented in separate financial statements. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contractholders of the Company in the various mutual funds as directed by the contractholders.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

A) Security Transactions - Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividend and capital gains income are accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

B) Security Valuation - The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of June 30, 1998.

C) Federal Income Taxes - The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

D) Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

3. ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

In accordance with the terms of the contracts, the Company makes deductions for mortality and expense undertakings, cost of insurance, administrative fees, and state premium taxes. These charges are deducted through termination of units of interest from applicable contract owners' accounts.




Putnam VT Asia Pacific Fund

Portfolio of investments owned
June 30, 1998 (Unaudited)
COMMON STOCKS (99.7%) *
----------------------------------------------------------------------------------------------------
Number of Shares                                                                               Value
 ....................................................................................................
Australia (16.4%)
 ....................................................................................................
                 106,500   AMP Ltd.144A (NON)                                           $1,243,941
 ....................................................................................................
                 139,000   Australia & New Zealand
                           Banking Group Ltd.                                              956,948
 ....................................................................................................
                 221,021   Commonwealth Bank of Australia                                2,573,374
 ....................................................................................................
                  78,900   Rio Tinto Ltd.                                                  936,196
 ....................................................................................................
                 280,019   CSL Ltd.                                                      1,808,391
 ....................................................................................................
                 187,200   Foster's Brewing Group Ltd.                                     439,620
 ....................................................................................................
                  84,000   Lend Lease Corp. Ltd.                                         1,694,927
 ....................................................................................................
                  46,000   News Corp. Ltd.                                                 377,591
 ....................................................................................................
                  17,700   News Corp. Ltd. ADR                                             568,613
 ....................................................................................................
                 245,700   Pioneer International Ltd.                                      584,594
 ....................................................................................................
                 308,013   QBE Insurance Group Ltd.                                      1,085,007
 ....................................................................................................
                 234,400   Westpac Banking Corp.                                         1,426,863
 ....................................................................................................
                 456,599   Woolworths Ltd.                                               1,481,435
----------------------------------------------------------------------------------------------------
                                                                                        15,177,500
----------------------------------------------------------------------------------------------------
Hong Kong (9.3%)
 ....................................................................................................
                 106,000   Asia Satellite Telecommunications
                           Holdings Ltd.                                                   175,150
 ....................................................................................................
                 564,000   China Telecom Ltd. (NON)                                        979,255
 ....................................................................................................
               1,184,000   Dairy Farm International Holdings Ltd.                        1,266,880
 ....................................................................................................
                 323,000   Hong Kong Electric Holdings Ltd.                              1,000,710
 ....................................................................................................
                 657,600   Hong Kong Telecommunications Ltd.                             1,235,149
 ....................................................................................................
                  16,000   Hutchison Whampoa, Ltd.                                          84,477
 ....................................................................................................
                 348,000   Johnson Electric Holdings Ltd. (NON)                          1,289,305
 ....................................................................................................
                 374,000   Li & Fung Ltd.                                                  603,498
 ....................................................................................................
                 226,000   Smartone Telecommunications (NON)                               551,397
 ....................................................................................................
                  94,000   Smartone Telecommunications 144A (NON)                          229,342
 ....................................................................................................
                 195,000   South China Morning Post Ltd.                                    93,768
 ....................................................................................................
                 542,000   Varitronix International Ltd.                                 1,084,490
----------------------------------------------------------------------------------------------------
                                                                                         8,593,421
----------------------------------------------------------------------------------------------------
Japan (63.0%)
 ....................................................................................................
                  16,300   Aiful Corp.                                                     793,150
 ....................................................................................................
                  38,500   Aoyamma Trading Co. Ltd.                                        946,381
 ....................................................................................................
                 472,000   Asahi Bank Ltd.                                               2,069,431
 ....................................................................................................
                 144,000   Bridgestone Corp.                                             3,394,809
 ....................................................................................................
                 115,000   Canon, Inc.                                                   2,603,679
 ....................................................................................................
                  26,300   Chubu Electric Power, Inc.                                      391,296
 ....................................................................................................
                 138,000   Dai Nippon Printing Co., Ltd.                                 2,197,009
 ....................................................................................................
                 124,000   Diawa House Industry Co., Ltd.                                1,091,784
 ....................................................................................................
                 386,000   Fuji Heavy Industries                                         1,906,001
 ....................................................................................................
                  62,000   Fuji Photo Film Co.                                           2,152,375
 ....................................................................................................
                 186,000   Fujitsu Ltd.                                                  1,951,843
 ....................................................................................................
                  24,000   Futaba Corp.                                                    955,653
 ....................................................................................................
                  86,000   Honda Motor Co., Ltd.                                         3,053,546
 ....................................................................................................
                  21,000   Ito-Yokado Co., Ltd.                                            985,625
 ....................................................................................................
                 169,000   KAO Corp.                                                     2,599,438
 ....................................................................................................
                   6,700   Keyence Corp                                                    727,161
 ....................................................................................................
                  19,600   Kyushu Electric Power Inc.                                      304,995
 ....................................................................................................
                  15,400   Mabuchi Motor                                                   974,053
 ....................................................................................................
                  59,000   Matsushita-Kotobuki Electronics
                           Industries, Ltd.                                              1,467,260
 ....................................................................................................
                  80,000   Mitsubishi Bank Ltd.                                            844,677
 ....................................................................................................
                  59,000   Mitsumi Electric Company, Ltd.                                1,038,956
 ....................................................................................................
                  39,000   Murata Manufacturing Co.                                      1,261,410
 ....................................................................................................
                 625,000   Nikko Securities Co. Ltd.                                     2,583,015
 ....................................................................................................
                     254   Nippon Telegraph and Telephone Corp.                          2,099,475
 ....................................................................................................
                   3,550   Nippon Television Network Corp.                               1,025,731
 ....................................................................................................
                 101,000   Omron Corp.                                                   1,538,992
 ....................................................................................................
                  39,000   Onward Kashiyama Co. Ltd.                                       486,344
 ....................................................................................................
                  27,900   Promise Co., Ltd.                                             1,145,037
 ....................................................................................................
                 206,000   Ricoh Co., Ltd. (NON)                                         2,163,199
 ....................................................................................................
                  14,000   Rohm Co. Ltd.                                                 1,433,910
 ....................................................................................................
                  43,000   Sankyo Co., Ltd.                                                976,640
 ....................................................................................................
                  29,000   Secom Co.                                                     1,669,589
 ....................................................................................................
                  76,000   Shiseido Co., Ltd.                                              860,892
 ....................................................................................................
                  43,000   Sony Corp.                                                    3,693,307
 ....................................................................................................
                 122,000   Sumitomo Realty &
                           Development Co., Ltd.                                           536,648
 ....................................................................................................
                  29,000   Takeda Chemical Industries                                      769,137
 ....................................................................................................
                  71,400   Tokyo Electric Power Co.                                      1,395,874
 ....................................................................................................
                  16,000   Tokyo Electron Ltd.                                             488,751
 ....................................................................................................
                  60,000   Tokio Marine & Fire
                           Insurance Co. Ltd. (The)                                        614,964
 ....................................................................................................
                  47,000   Yamanouchi Pharmaceutical Co., Ltd.                             976,281
----------------------------------------------------------------------------------------------------
                                                                                        58,168,318
----------------------------------------------------------------------------------------------------
Malaysia (0.6%)
 ....................................................................................................
                 135,000   Berjaya Sports Toto Berhad                                      201,493
 ....................................................................................................
                 121,000   Carlsberg Brewery of Malaysia Berhad                            370,004
----------------------------------------------------------------------------------------------------
                                                                                           571,497
----------------------------------------------------------------------------------------------------
New Zealand (1.6%)
 ....................................................................................................
                 350,900   Telecom Corp. of New Zealand Ltd.                             1,441,273
----------------------------------------------------------------------------------------------------
Singapore (4.1%)
 ....................................................................................................
                 309,000   Clipsal Industries (Holdings) Ltd.                              276,555
 ....................................................................................................
                 600,000   Courts Ltd. (NON)                                               128,190
 ....................................................................................................
                 113,000   Development & Commercial Bank                                   627,033
 ....................................................................................................
                 315,000   GP Batteries International Ltd.                                 575,786
 ....................................................................................................
                 333,200   Overseas Union Bank Ltd.                                        731,656
 ....................................................................................................
                 146,000   United Overseas Bank Ltd.                                       454,896
 ....................................................................................................
                 521,500   Venture Manufacturing Ltd.                                      990,386
----------------------------------------------------------------------------------------------------
                                                                                         3,784,502
----------------------------------------------------------------------------------------------------
South Korea (--%)
 ....................................................................................................
                     910   Samsung Electronics                                              28,230
----------------------------------------------------------------------------------------------------
Taiwan (0.7%)
 ....................................................................................................
                  39,100   Taiwan Semiconductor Manufacturing Co. (NON)                    659,813
----------------------------------------------------------------------------------------------------
United Kingdom (2.1%)
 ....................................................................................................
                  79,948   HSBC Holdings PLC                                             1,955,730
----------------------------------------------------------------------------------------------------
United States (1.9%)
 ....................................................................................................
                  58,600   AFLAC, Inc.                                                   1,776,313
----------------------------------------------------------------------------------------------------
                           Total Common Stocks
                           (cost $97,303,013)                                          $92,156,597
----------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (1.7%) * (cost $1,597,257)
----------------------------------------------------------------------------------------------------
Principal Amount                                                                               Value
 ....................................................................................................
              $1,597,000   Interest in $750,000,000 joint repurchase
                           agreement dated June 30, 1998 with
                           Goldman, Sachs & Co. due July 1, 1998
                           with respect to various U.S. Treasury
                           obligations - maturity value of
                           $1,597,257 for an effective yield
                           of 5.8%                                                      $1,597,257
----------------------------------------------------------------------------------------------------
                           Total Investments
                           (cost $98,900,270) ***                                      $93,753,854
----------------------------------------------------------------------------------------------------

The fund had the following industry group concentrations greater than 10% at June 30, 1998 (as a percentage of market value):
Insurance and Finance                    24.1%
Electronics and Electrical Equipment     14.2

Forward Currency Contracts to Sell at June 30, 1998 (Unaudited)
(aggregate face value $47,273,583)
----------------------------------------------------------------------------------------------------
                                                                                   Unrealized
                                Market           Aggregate         Delivery      Appreciation/
                                 Value          Face Value             Date     (Depreciation)
 ....................................................................................................
Australian Dollars         $12,447,194         $12,762,628         11/12/98         $ 315,434
Japanese Yen                35,285,568          34,510,955          9/14/98          (774,613)
----------------------------------------------------------------------------------------------------
                                                                                    $(459,179)
----------------------------------------------------------------------------------------------------

See page 113 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL HIGHLIGHTS



Putnam VT Diversified Income Fund

Portfolio of investments owned
June 30, 1998 (Unaudited)
CORPORATE BONDS AND NOTES (37.1%)*
----------------------------------------------------------------------------------------------------
Principal Amount                                                                               Value
 ....................................................................................................
Advertising (0.4%)
 ....................................................................................................
                $500,000   Adams Outdoor Advertising sr. notes
                           10 3/4s, 2006                                                  $547,500
 ....................................................................................................
                 350,000   Lamar Advertising Co. sr. sub. notes
                           9 5/8s, 2006                                                    374,500
 ....................................................................................................
                 760,000   Lamar Advertising Co. company guaranty
                           8 5/8s, 2007                                                    777,100
 ....................................................................................................
               1,200,000   Outdoor Communications Inc. sr. sub.
                           notes 9 1/4s, 2007                                            1,230,000
----------------------------------------------------------------------------------------------------
                                                                                         2,929,100
----------------------------------------------------------------------------------------------------
Aerospace and Defense (0.7%)
 ....................................................................................................
                 700,000   Alliant Techsystems, Inc. sr. sub. notes
                           11 3/4s, 2003                                                   757,750
 ....................................................................................................
                 220,000   Argo-Tech Corp. company guaranty
                           8 5/8s, 2007                                                    220,000
 ....................................................................................................
                 680,000   Aviation Sales Co. 144A sr. sub. notes
                           8 1/8s, 2008                                                    663,000
 ....................................................................................................
                  75,000   BE Aerospace, Inc. sr. sub. notes Ser. B,
                           9 7/8s, 2006                                                     79,500
 ....................................................................................................
               1,250,000   BE Aerospace, Inc. sr. sub. notes Ser. B,
                           8s, 2008                                                      1,246,875
 ....................................................................................................
                 255,000   K&F Industries, Inc. sr. sub. notes Ser. B,
                           9 1/4s, 2007                                                    257,550
 ....................................................................................................
                 400,000   Sequa Corp. sr. sub. notes 9 3/8s, 2003                         414,000
 ....................................................................................................
                 285,000   Tracor, Inc. sr. sub. notes 8 1/2s, 2007                        308,513
 ....................................................................................................
                 425,000   United Defense Industries Inc. company
                           guaranty 8 3/4s, 2007                                           430,844
----------------------------------------------------------------------------------------------------
                                                                                         4,378,032
----------------------------------------------------------------------------------------------------
Agriculture (0.1%)
 ....................................................................................................
                 336,790   Premium Standard Farms, Inc. sr. secd.
                           notes 11s, 2003 (PIK)                                           362,891
 ....................................................................................................
                 560,000   Purina Mills, Inc. 144A sr. sub. notes
                           9s, 2010                                                        575,400
----------------------------------------------------------------------------------------------------
                                                                                           938,291
----------------------------------------------------------------------------------------------------
Airlines (0.5%)
 ....................................................................................................
                 390,000   Calair LLC 144A company guaranty
                           8 1/8s, 2008                                                    388,050
 ....................................................................................................
                 680,000   Canadian Airlines Corp. sr. sec. notes
                           10s, 2005 (Canada)                                              686,800
 ....................................................................................................
                 860,000   Cathay International Ltd. 144A sr. notes
                           13s, 2008                                                       761,100
 ....................................................................................................
                 315,000   Trans World Airlines, Inc. sr. notes
                           11 1/2s, 2004                                                   332,325
 ....................................................................................................
               1,010,000   Trans World Airlines, Inc. 144A notes
                           11 3/8s, 2006                                                 1,012,525
----------------------------------------------------------------------------------------------------
                                                                                         3,180,800
----------------------------------------------------------------------------------------------------
Apparel (0.3%)
 ....................................................................................................
                 135,000   GFSI, Inc. sr. sub. notes Ser. B, 9 5/8s, 2007                  140,400
 ....................................................................................................
                 880,000   Guess Jeans, Inc. sr. sub. notes 9 1/2s, 2003                   897,600
 ....................................................................................................
                 580,000   Sassco Fashions Ltd. sr. notes 12 3/4s, 2004                    627,850
 ....................................................................................................
                 265,000   William Carter Holdings Co. 144A sr. sub.
                           notes 12s, 2008                                                 283,550
----------------------------------------------------------------------------------------------------
                                                                                         1,949,400
----------------------------------------------------------------------------------------------------
Automotive Parts (0.5%)
 ....................................................................................................
               1,000,000   Accuride Corp. 144A sr. sub. notes
                           9 1/4s, 2008                                                  1,000,000
 ....................................................................................................
                 740,000   Cambridge Industries, Inc. company
                           guaranty Ser. B, 10 1/4s, 2007                                  754,800
 ....................................................................................................
                 590,000   Lear Corp. sub. notes 9 1/2s, 2006                              647,525
 ....................................................................................................
               1,200,000   Navistar International Corp. sr. notes
                           Ser. B, 8s, 2008                                              1,206,000
----------------------------------------------------------------------------------------------------
                                                                                         3,608,325
----------------------------------------------------------------------------------------------------
Banks (1.0%)
 ....................................................................................................
                 695,000   Chevy Chase Savings Bank Inc. sub. deb.
                           9 1/4s, 2005                                                    705,425
 ....................................................................................................
                 290,000   Delta Financial Corp. sr. notes 9 1/2s, 2004                    287,100
 ....................................................................................................
                 460,000   Dime Capital Trust I bank guaranty Ser. A,
                           9.33s, 2027                                                     538,780
 ....................................................................................................
                 250,000   First Nationwide Holdings sr. sub. notes
                           10 5/8s, 2003                                                   282,500
 ....................................................................................................
                 600,000   Greenpoint Capital Trust I company
                           guaranty 9.1s, 2027                                             683,250
 ....................................................................................................
                 500,000   Korea Development Bank bonds
                           7 1/8s, 2001 (Korea)                                            444,385
 ....................................................................................................
                 250,000   North Fork Capital Trust I company
                           guaranty 8.7s, 2026                                             282,320
 ....................................................................................................
                 260,000   Ocwen Federal Bank FSB sub. deb.
                           12s, 2005                                                       286,000
 ....................................................................................................
                 155,000   Ocwen Financial Corp. notes 11 7/8s, 2003                       173,600
 ....................................................................................................
                 140,000   Onbank & Trust Co. company guaranty
                           9 1/4s, 2027                                                    166,390
 ....................................................................................................
                 300,000   Peoples Heritage Capital Trust company
                           guaranty Ser. B, 9.06s, 2027                                    338,274
 ....................................................................................................
                 270,000   Provident Capital Trust company guaranty
                           8.6s, 2026                                                      291,095
 ....................................................................................................
                 160,000   Riggs Capital Trust 144A bonds
                           8 5/8s, 2026                                                    175,755
 ....................................................................................................
                 245,000   Sovereign Capital Trust company guaranty
                           9s, 2027                                                        270,713
 ....................................................................................................
               1,395,000   Sumitomo Bank Treasury Co. 144A bonds
                           Ser. A, FRB, 9.4s, 2049 (Japan)                               1,386,407
 ....................................................................................................
                 220,000   Webster Capital Trust I 144A bonds
                           9.36s, 2027                                                     248,600
----------------------------------------------------------------------------------------------------
                                                                                         6,560,594
----------------------------------------------------------------------------------------------------
Basic Industrial Products (0.1%)
 ....................................................................................................
                 240,000   Koppers Industries, Inc. company guaranty
                           144A 9 7/8s, 2007                                               245,400
 ....................................................................................................
                 115,000   Roller Bearing Co. company guaranty
                           Ser. B, 9 5/8s, 2007                                            116,438
 ....................................................................................................
                 300,000   W. R. Carpenter North America, Inc.
                           company guaranty 10 5/8s, 2007                                  318,000
----------------------------------------------------------------------------------------------------
                                                                                           679,838
----------------------------------------------------------------------------------------------------
Broadcasting (2.5%)
 ....................................................................................................
               1,000,000   Affinity Group Holdings sr. sub. notes
                           11 1/2s, 2003                                                 1,057,500
 ....................................................................................................
               1,440,000   Affinity Group Holdings sr. notes 11s, 2007                   1,540,800
 ....................................................................................................
                 130,000   Antenna TV S.A. sr. notes 9s, 2007 (Greece)                     130,650
 ....................................................................................................
                 750,000   Australis Holdings PTY Ltd. sr. disc. notes
                           stepped-coupon zero % (15s, 11/01/00),
                           2002 (Australia) (In Default) (NON) (STP)                       112,500
 ....................................................................................................
               1,870,000   Benedek Communications Corp. sr. disc.
                           notes stepped-coupon zero %
                           (13 1/4s, 5/15/01), 2006 (STP)                                1,486,650
 ....................................................................................................
                 980,000   Capstar Broadcasting sr. sub. notes
                           9 1/4s, 2007                                                  1,025,325
 ....................................................................................................
                 820,000   Capstar Broadcasting sr. disc. notes
                           stepped-coupon zero %
                           (12 3/4s, 2/1/02), 2009 (STP)                                   623,200
 ....................................................................................................
                 190,000   Central European Media Enterprises Ltd.
                           sr. notes 9 3/8s, 2004 (Bermuda)                                188,100
 ....................................................................................................
               1,000,000   Chancellor Media Corp. sr. sub notes
                           Ser. B, 8 1/8s, 2007                                          1,013,750
 ....................................................................................................
                 348,290   Citadel Broadcasting, Inc. sr. sub. notes
                           10 1/4s, 2007                                                   383,119
 ....................................................................................................
               1,000,000   Fox Family Worldwide, Inc. sr. notes
                           9 1/4s, 2007                                                  1,005,000
 ....................................................................................................
               1,070,000   Fox Family Worldwide, Inc. sr. disc. notes
                           stepped-coupon zero %
                           (10 1/4s, 11/1/02), 2007 (STP)                                  695,500
 ....................................................................................................
                 840,000   Fox/Liberty Networks LLC sr. notes
                           8 7/8s, 2007                                                    856,800
 ....................................................................................................
                 500,000   Granite Broadcasting Corp. sr. sub. notes
                           9 3/8s, 2005                                                    507,500
 ....................................................................................................
               1,250,000   Heritage Media Services Corp. sr. sub.
                           notes 8 3/4s, 2006                                            1,331,250
 ....................................................................................................
               1,000,000   Pegasus Media & Communications notes
                           Ser. B, 12 1/2s, 2005                                         1,130,000
 ....................................................................................................
               1,318,000   PHI Holdings, Inc. 16s, 2001                                    975,715
 ....................................................................................................
                 445,000   Radio One, Inc. company guaranty
                           stepped-coupon Ser. B, 7s,
                           (12s, 5/15/00), 2004 (STP)                                      453,900
 ....................................................................................................
                 650,000   SFX Entertainment, Inc. 144A sr. sub.
                           notes 9 1/8s, 2008                                              637,000
 ....................................................................................................
               1,200,000   Sinclair Broadcast Group, Inc. company
                           guaranty 9s, 2007                                             1,242,000
 ....................................................................................................
                 180,000   Sinclair Broadcast Group, Inc. sr. sub. notes
                           8 3/4s, 2007                                                    184,500
 ....................................................................................................
                 200,000   TV Azteca Holdings S.A. de C.V. sr. notes
                           11s, 2002 (Mexico)                                              200,500
 ....................................................................................................
                 145,000   TV Azteca S.A. de C.V. sr. notes 10 1/2s,
                           2007 (Mexico)                                                   145,000
----------------------------------------------------------------------------------------------------
                                                                                        16,926,259
----------------------------------------------------------------------------------------------------
Building and Construction (0.6%)
 ....................................................................................................
                 240,000   American Architectural Products Corp.
                           company guaranty 11 3/4s, 2007                                  246,000
 ....................................................................................................
                 170,000   Atrium Companies, Inc. sub. notes
                           10 1/2s, 2006                                                   178,925
 ....................................................................................................
                 360,000   Beazer Homes USA company guaranty
                           8 7/8s, 2008                                                    351,000
 ....................................................................................................
                 290,000   Brand Scaffold Services 144A sr. notes
                           10 1/4s, 2008                                                   295,075
 ....................................................................................................
                 135,000   Cia Latino Americana 144A company
                           guaranty 11 1/8s, 2004 (Argentina)                              135,675
 ....................................................................................................
                 910,000   GS Superhighway Holdings sr. notes
                           9 7/8s, 2004                                                    773,500
 ....................................................................................................
                 240,000   Jackson Products, Inc. 144A company
                           guaranty 9 1/2s, 2005                                           238,800
 ....................................................................................................
                 310,000   Presley Cos. sr. notes 12 1/2s, 2001                            291,400
 ....................................................................................................
               1,000,000   Terex Corp. term loan 8.179s, 3/6/05                          1,000,000
 ....................................................................................................
                 400,000   Waxman Industries, Inc. sr. notes
                           stepped-coupon Ser. B, zero %
                           (12 3/4s, 6/1/99), 2004 (STP)                                   380,000
----------------------------------------------------------------------------------------------------
                                                                                         3,890,375
----------------------------------------------------------------------------------------------------
Buses (0.2%)
 ....................................................................................................
               1,500,000   Consorcio/MCII Holdings sec. notes
                           stepped-coupon zero %
                           (12s, 11/15/98), 2002 (STP)                                   1,432,500
----------------------------------------------------------------------------------------------------
Business Services (0.4%)
 ....................................................................................................
                 215,000   ATC Group Services Inc. 144A sr. sub.
                           notes 12s, 2008                                                 197,800
 ....................................................................................................
               1,035,000   Axiohm Transactions Solutions, Inc.
                           company guaranty 9 3/4s, 2007                                 1,035,000
 ....................................................................................................
                 150,000   Iron Mountain, Inc. med. term notes
                           company guaranty 10 1/8s, 2006                                  162,750
 ....................................................................................................
                 700,000   Iron Mountain, Inc. company guaranty
                           8 3/4s, 2009                                                    714,000
 ....................................................................................................
                 470,000   Morris Material Handling, Inc. 144A
                           sr. notes 9 1/2s, 2008                                          437,100
 ....................................................................................................
                 175,000   Outsourcing Solutions, Inc. sr. sub. notes
                           Ser. B, 11s, 2006                                               187,250
----------------------------------------------------------------------------------------------------
                                                                                         2,733,900
----------------------------------------------------------------------------------------------------
Cable Television (1.4%)
 ....................................................................................................
                 600,000   Acme Television sr. disc. notes
                           stepped-coupon zero %
                           (10 7/8s, 9/30/00), 2004 (STP)                                  495,000
 ....................................................................................................
               1,110,000   Adelphia Communications Corp. sr. notes
                           Ser. B, 9 7/8s, 2007                                          1,201,575
 ....................................................................................................
                 300,000   Comcast Corp. sr. sub. notes 9 1/8s, 2006                       319,500
 ....................................................................................................
               1,575,000   Comcast UK Cable, Ltd. deb.
                           stepped-coupon zero %
                           (11.2s, 11/15/00), 2007 (Bermuda) (STP)                       1,315,125
 ....................................................................................................
                 850,000   Diamond Cable Communication Co.
                           sr. disc. notes stepped-coupon zero %
                           (11 3/4s, 12/15/00), 2005
                           (United Kingdom) (STP)                                          705,500
 ....................................................................................................
               2,450,000   Diamond Cable Communication Co.
                           sr. disc. notes stepped-coupon zero %
                           (10 3/4s, 2/15/02), 2007
                           (United Kingdom) (STP)                                        1,813,000
 ....................................................................................................
                 670,000   Jones Intercable, Inc. sr. sub. deb.
                           10 1/2s, 2008                                                   733,650
 ....................................................................................................
                 500,000   Lenfest Communications, Inc. 144A
                           sr. sub. notes 8 1/4s, 2008                                     522,500
 ....................................................................................................
                 500,000   Marcus Cable Co. (L.P.) sr. disc. notes
                           stepped-coupon zero %
                           (14 1/4s, 6/15/00), 2005 (STP)                                  465,000
 ....................................................................................................
                 760,000   Marcus Cable Co. (L.P.) sr. sub. disc. notes
                           stepped-coupon zero %
                           (13 1/2s, 8/1/99), 2004 (STP)                                   737,200
 ....................................................................................................
                 920,000   RCN Corp. sr. discount notes,
                           stepped-coupon Ser. B, zero %
                           (9.8s, 2/15/03), 2008 (STP)                                     552,000
 ....................................................................................................
                 480,000   Supercanal Holdings S.A. 144A sr. notes
                           11 1/2s, 2005 (Argentina)                                       444,000
----------------------------------------------------------------------------------------------------
                                                                                         9,304,050
----------------------------------------------------------------------------------------------------
Cellular Communications (2.4%)
 ....................................................................................................
                 960,000   Allegiance Telecom, Inc. sr. disc. notes
                           stepped-coupon Ser. B, zero %
                           (11 3/4s, 2/15/03), 2008 (STP)                                  511,200
 ....................................................................................................
                 260,000   American Cell Corp. 144A sr. notes
                           10 1/2s, 2008                                                   260,000
 ....................................................................................................
                 100,000   Call-Net Enterprises sr. disc. notes
                           stepped-coupon zero %
                           (13 1/4s, 12/1/99), 2004 (STP)                                   95,500
 ....................................................................................................
               2,205,000   CellNet Data Systems, Inc. sr. disc.
                           notes stepped-coupon zero %
                           (14s, 10/1/02), 2007 (STP)                                    1,267,875
 ....................................................................................................
               1,030,000   Cencall Communications Corp. sr. disc.
                           notes stepped-coupon zero %
                           (10 1/8s, 1/15/99), 2004 (STP)                                1,011,975
 ....................................................................................................
                 300,000   Comcast Cellular Holdings sr. notes
                           Ser. B, 9 1/2s, 2007                                            311,250
 ....................................................................................................
               1,100,000   Comunicacion Cellular bonds
                           stepped-coupon zero % (13 1/8s,
                           11/15/00), 2003 (Colombia) (STP)                                847,000
 ....................................................................................................
                 450,000   Conecel Holdings 144A notes Ser. A,
                           14s, 2000                                                       427,500
 ....................................................................................................
               1,200,000   Dobson Communications Corp. sr. notes
                           11 3/4s, 2007                                                 1,302,000
 ....................................................................................................
                 650,000   Interact Systems, Inc. 144A units
                           stepped-coupon zero %
                           (14s, 8/1/99), 2003 (STP)                                       260,000
 ....................................................................................................
               1,190,000   Intercel, Inc. sr. disc. notes stepped-coupon
                           zero % (12s, 5/1/01), 2006 (STP)                                934,150
 ....................................................................................................
               1,600,000   McCaw International Ltd sr. discount
                           notes stepped coupon zero %
                           (13s, 4/15/02), 2007 (STP)                                    1,060,000
 ....................................................................................................
               1,010,000   MetroNet Communications Corp. 144A
                           sr. disc. notes stepped-coupon zero %
                           (9.95s, 6/15/03), 2008 (STP)                                    624,938
 ....................................................................................................
               2,600,000   Millicom International Cellular S.A. sr. disc.
                           notes stepped-coupon zero % (13 1/2s,
                           6/1/01), 2006 (Luxembourg) (STP)                              2,028,000
 ....................................................................................................
                 400,000   NEXTEL Communicaitons, Inc. 144A
                           sr. disc. notes stepped-coupon zero %
                           (12 1/8s, 4/15/03), 2008 (STP)                                  248,000
 ....................................................................................................
               3,115,000   NEXTEL Communications, Inc. sr. disc.
                           notes stepped-coupon zero %
                           (10.65s, 9/15/02), 2007 (STP)                                 2,102,625
 ....................................................................................................
               2,930,000   NEXTEL Communications, Inc. 144A
                           sr. disc. notes stepped-coupon zero %
                           (9.95s, 2/15/03), 2008 (STP)                                  1,867,875
 ....................................................................................................
                 245,000   Omnipoint Corp. sr. notes 11 5/8s, 2006                         259,700
 ....................................................................................................
                 160,000   Omnipoint Corp. sr. notes Ser. A,
                           11 5/8s, 2006                                                   169,600
 ....................................................................................................
                 690,000   Price Communications Wireless, Inc.
                           144A sr. notes 9 1/8s, 2006                                     690,000
----------------------------------------------------------------------------------------------------
                                                                                        16,279,188
----------------------------------------------------------------------------------------------------
Chemicals (0.4%)
 ....................................................................................................
               1,150,000   Acetex Corp. sr. notes 9 3/4s, 2003
                           (Canada)                                                      1,178,750
 ....................................................................................................
                 550,000   Huntsman Corp. 144A sr. sub. notes
                           FRN 9.094s, 2007                                                550,000
 ....................................................................................................
                 250,000   Pharmaceutical Fine Chemicals 144A
                           sr. sub. notes 9 3/4s, 2007 (Switzerland)                       283,750
 ....................................................................................................
                 400,000   Pioneer Americas Acquisition 144A
                           sr. notes 9 1/4s, 2007                                          394,000
 ....................................................................................................
                 610,000   Polytama International notes 11 1/4s,
                           2007 (Indonesia)                                                213,500
 ....................................................................................................
                 235,000   Sterling Chemicals Holdings sr. disc.
                           notes stepped-coupon zero %
                           (13 1/2s, 8/15/01), 2008 (STP)                                  136,300
 ....................................................................................................
                 345,000   Trikem S.A. 144A bonds 10 5/8s,
                           2007 (Brazil)                                                   279,450
----------------------------------------------------------------------------------------------------
                                                                                         3,035,750
----------------------------------------------------------------------------------------------------
Computer Services (0.5%)
 ....................................................................................................
                 160,000   Concentric Network Corp. sr. notes
                           12 3/4s, 2007                                                   170,400
 ....................................................................................................
               1,090,000   IPC Information Systems sr. disc. notes
                           stepped-coupon zero % (10 7/8s,
                           11/1/01), 2008 (STP)                                            795,700
 ....................................................................................................
                 590,000   PSINet, Inc. sr. notes Ser. B, 10s, 2005                        601,800
 ....................................................................................................
                 660,000   Unisys Corp. sr. notes 11 3/4s, 2004                            762,300
 ....................................................................................................
               1,000,000   Unisys Corp. deb. 9 3/4s, 2016                                1,032,500
 ....................................................................................................
                 180,000   Unisys Corp. sr. notes 7 7/8s, 2008                             183,600
----------------------------------------------------------------------------------------------------
                                                                                         3,546,300
----------------------------------------------------------------------------------------------------
Consumer Durable Goods (0.1%)
 ....................................................................................................
                  80,000   Hedstrom Holdings, Inc. 144A sr. disc.
                           notes stepped-coupon zero %
                           (12s, 6/1/02), 2009 (STP)                                        50,400
 ....................................................................................................
                 485,000   Icon Fitness Corp. 144A sr. disc. notes
                           stepped-coupon Ser. B, zero %
                           (14s, 11/15/01), 2006 (STP)                                     169,750
 ....................................................................................................
                 220,000   Sealy Mattress Co. 144A sr. sub. notes
                           9 7/8s, 2007                                                    233,200
----------------------------------------------------------------------------------------------------
                                                                                           453,350
----------------------------------------------------------------------------------------------------
Consumer Non Durables (0.3%)
 ....................................................................................................
                 125,000   Amscan Holdings, Inc. sr. sub. notes
                           9 7/8s, 2007                                                    126,250
 ....................................................................................................
                 450,000   Packaged Ice, Inc. 144A sr. notes
                           9 3/4s, 2005                                                    454,500
 ....................................................................................................
                 345,000   Viasystems, Inc. sr. sub notes 9 3/4s, 2007                     358,800
 ....................................................................................................
                 800,000   Viasystems, Inc. 144A sr. notes 9 3/4s, 2007                    784,000
----------------------------------------------------------------------------------------------------
                                                                                         1,723,550
----------------------------------------------------------------------------------------------------
Consumer Services (0.1%)
 ....................................................................................................
                 895,000   Coinmach Corp. sr. notes 11 3/4s, 2005                          993,450
----------------------------------------------------------------------------------------------------
Cosmetics (0.5%)
 ....................................................................................................
                 290,000   Chattem, Inc. 144A sr. sub. notes
                           8 7/8s, 2008                                                    286,375
 ....................................................................................................
                  50,000   Coty, Inc. sr. sub. notes 10 1/4s, 2005                          53,375
 ....................................................................................................
                 150,000   French Fragrances, Inc. sr. notes Ser. B,
                           10 3/8s, 2007                                                   159,750
 ....................................................................................................
                 190,000   French Fragrances, Inc. 144A sr. notes
                           10 3/8s, 2007                                                   201,400
 ....................................................................................................
               1,500,000   Revlon Consumer Products sr. sub. notes
                           8 5/8s, 2008                                                  1,503,750
 ....................................................................................................
               1,045,000   Revlon Worldwide Corp. sr. disc. notes
                           Ser. B, zero %, 2001                                            812,488
----------------------------------------------------------------------------------------------------
                                                                                         3,017,138
----------------------------------------------------------------------------------------------------
Electric Utilities (1.2%)
 ....................................................................................................
                 425,000   AES Corp. sr. sub. notes 8 3/8s, 2007                           429,250
 ....................................................................................................
                 850,000   Calpine Corp. sr. notes 10 1/2s, 2006                           939,250
 ....................................................................................................
                 500,000   Calpine Corp. sr. notes 9 1/4s, 2004                            515,000
 ....................................................................................................
                 380,000   CMS Energy Corp. sr. notes 8 1/8s, 2002                         390,910
 ....................................................................................................
                 255,000   First PV Funding deb. 10.15s, 2016                              271,623
 ....................................................................................................
                 850,000   Long Island Lighting Co. deb. 9s, 2022                          969,502
 ....................................................................................................
               2,115,000   Midland Funding Corp. deb. Ser. A,
                           11 3/4s, 2005                                                 2,544,218
 ....................................................................................................
                 500,000   Midland Funding Corp. deb. Ser. B,
                           13 1/4s, 2006                                                   646,715
 ....................................................................................................
                 998,552   Northeast Utilities System notes Ser. A,
                           8.58s, 2006                                                   1,027,920
 ....................................................................................................
                 106,667   Northeast Utilities System notes Ser. B,
                           8.38s, 2005                                                     108,039
----------------------------------------------------------------------------------------------------
                                                                                         7,842,427
----------------------------------------------------------------------------------------------------
Electrical Equipment (0.1%)
 ....................................................................................................
                 260,000   Samsung Electronics 144A company
                           guaranty 9 3/4s, 2003                                           239,200
----------------------------------------------------------------------------------------------------
Electronic Components (0.5%)
 ....................................................................................................
                 280,000   Details, Inc. sr. sub. notes Ser. B, 10s, 2005                  278,600
 ....................................................................................................
                 320,000   DII Group, Inc. (The) sr. sub. notes
                           8 1/2s, 2007                                                    313,600
 ....................................................................................................
                 620,000   Flag Ltd. 144A sr. notes 8 1/4s, 2008
                           (Bermuda)                                                       624,650
 ....................................................................................................
                 970,000   Flextronics International Ltd. sr. sub. notes
                           Ser. B, 8 3/4s, 2007                                            976,063
 ....................................................................................................
                 195,000   HCC Industries, Inc. company guaranty
                           10 3/4s, 2007                                                   206,700
 ....................................................................................................
                 630,000   Motors and Gears, Inc. sr. notes Ser. D,
                           10 3/4s, 2006                                                   674,100
 ....................................................................................................
                 800,000   Zilog, Inc. 144A sr. notes 9 1/2s, 2005                         568,000
----------------------------------------------------------------------------------------------------
                                                                                         3,641,713
----------------------------------------------------------------------------------------------------
Electronics (0.2%)
 ....................................................................................................
                 195,000   Celestica International Ltd. 144A sr. sub.
                           notes 10 1/2s, 2006 (Canada)                                    214,988
 ....................................................................................................
                 201,138   Cirent Semiconductor sr. sub. notes
                           10.22s, 2002                                                    208,681
 ....................................................................................................
                 213,415   Cirent Semiconductor 144A sr. sub. notes
                           10.14s, 2004                                                    221,952
 ....................................................................................................
                 500,000   Moog, Inc. sr. sub. notes Ser. B, 10s, 2006                     535,000
 ....................................................................................................
                 115,000   Wavetek Corp. company guaranty
                           10 1/8s, 2007                                                   116,150
----------------------------------------------------------------------------------------------------
                                                                                         1,296,771
----------------------------------------------------------------------------------------------------
Energy-Related (0.3%)
 ....................................................................................................
                 410,000   Niagara Mohawk Power Corp. sr. notes
                           Ser. G, 7 3/4s, 2008                                            420,049
 ....................................................................................................
                 330,000   Niagara Mohawk Power Corp. sr. notes
                           Ser. F, 7 5/8s, 2005                                            331,399
 ....................................................................................................
               1,075,000   Panda Global Energy Co. company
                           guaranty 12 1/2s, 2004                                          978,250
 ....................................................................................................
                 320,000   RAM Energy Inc. sr. notes 11 1/2s, 2008                         324,800
----------------------------------------------------------------------------------------------------
                                                                                         2,054,498
----------------------------------------------------------------------------------------------------
Entertainment (0.6%)
 ....................................................................................................
                 630,000   Empress Entertainment, Inc. 144A sr. sub
                           notes 8 1/8s, 2006                                              631,575
 ....................................................................................................
               2,027,163   Premier Parks, Inc. term loan 144A
                           8 3/8s, 4/1/06                                                2,034,765
 ....................................................................................................
                 510,000   Silver Cinemas Intl.144A sr. sub. notes
                           10 1/2s, 2005                                                   513,825
 ....................................................................................................
                 780,000   United Artists Theatre 144A sr. sub. notes
                           9 3/4s, 2008                                                    778,050
----------------------------------------------------------------------------------------------------
                                                                                         3,958,215
----------------------------------------------------------------------------------------------------
Environmental Control (0.1%)
 ....................................................................................................
                 350,000   Allied Waste Industries, Inc. company
                           guaranty 10 1/4s, 2006                                          384,125
 ....................................................................................................
                 675,000   Allied Waste Industries, Inc. sr. disc.
                           notes stepped-coupon zero %
                           (11.3s, 6/1/02), 2007 (STP)                                     496,125
----------------------------------------------------------------------------------------------------
                                                                                           880,250
----------------------------------------------------------------------------------------------------
Financial Services (0.8%)
 ....................................................................................................
                 415,000   Aames Financial Corp. sr. notes 9 1/8s, 2003                    415,000
 ....................................................................................................
               1,000,000   Colombia Holdings sr. notes 10s, 1999                         1,020,000
 ....................................................................................................
                 165,000   Colonial Capital II 144A company guaranty
                           8.92s, 2027                                                     182,970
 ....................................................................................................
                 250,000   Dine S.A. de C.V. 144A company guaranty
                           8 3/4s, 2007 (Mexico)                                           230,000
 ....................................................................................................
                 245,000   Dollar Financial Group, Inc. sr. notes Ser. A,
                           10 7/8s, 2006                                                   264,600
 ....................................................................................................
                 350,000   First Federal Financial Corp. notes
                           11 3/4s, 2004                                                   378,000
 ....................................................................................................
                 825,000   Imperial Credit Capital Trust I 144A
                           company guaranty 10 1/4s, 2002                                  833,250
 ....................................................................................................
                 185,000   Imperial Credit Industries, Inc. sr. notes
                           9 7/8s, 2007                                                    184,075
 ....................................................................................................
                 350,000   Investors Capital Trust I company guaranty
                           Ser. B, 9.77s, 2027                                             399,000
 ....................................................................................................
                 400,000   Market Hub Partners 144A sr. notes
                           8 1/4s, 2008                                                    404,000
 ....................................................................................................
                 190,000   Nationwide Credit, Inc. 144A sr. notes
                           10 1/4s, 2008                                                   190,950
 ....................................................................................................
                 160,000   Ocwen Capital Trust I company guaranty
                           10 7/8s, 2027                                                   174,400
 ....................................................................................................
                 655,000   Pindo Deli Finance Mauritius Ltd. company
                           guaranty 10 3/4s, 2007                                          458,500
 ....................................................................................................
                 450,000   Resource America, Inc. 144A sr. notes
                           12s, 2004                                                       481,500
----------------------------------------------------------------------------------------------------
                                                                                         5,616,245
----------------------------------------------------------------------------------------------------
Food and Beverages (0.5%)
 ....................................................................................................
                 100,000   Aurora Foods, Inc. sr. sub. notes Ser. B,
                           9 7/8s, 2007                                                    106,000
 ....................................................................................................
                 580,000   Aurora Foods, Inc. 144A ser. sub. notes
                           Ser. D, 9 7/8s, 2007                                            614,800
 ....................................................................................................
                 425,000   Canandaigua Wine Co. sr. sub. notes
                           Ser. C, 8 3/4s, 2003                                            436,688
 ....................................................................................................
                 470,000   Fleming Companies, Inc. company guaranty
                           Ser. B, 10 1/2s, 2004                                           488,800
 ....................................................................................................
                 790,000   RAB Enterprises, Inc. 144A sr. notes
                           10 1/2s, 2005                                                   793,950
 ....................................................................................................
                 480,000   Smithfield Foods, Inc. 144A sr. sub. notes
                           7 5/8s, 2008                                                    475,200
 ....................................................................................................
                 230,000   Southern Foods Group 144A sr. sub. notes
                           9 7/8s, 2007                                                    239,775
 ....................................................................................................
                  80,000   Windy Hill Pet Food Co. sr. sub. notes
                           9 3/4s, 2007                                                     83,600
----------------------------------------------------------------------------------------------------
                                                                                         3,238,813
----------------------------------------------------------------------------------------------------
Food Chains (0.3%)
 ....................................................................................................
                 470,000   Ameriserve Food Co. company guaranty
                           10 1/8s, 2007                                                   486,450
 ....................................................................................................
                 780,000   Ameriserve Food Co. company guaranty
                           8 7/8s, 2006                                                    783,900
 ....................................................................................................
                 300,000   Nebco Evans Holding Co. sr. disc. notes
                           stepped-coupon zero % (12 3/8s,
                           7/15/02), 2007 (STP)                                            204,000
 ....................................................................................................
                 850,000   Southland Corp. deb. Ser. A, 4 1/2s, 2004                       688,500
----------------------------------------------------------------------------------------------------
                                                                                         2,162,850
----------------------------------------------------------------------------------------------------
Gaming (1.2%)
 ....................................................................................................
                 725,000   Argosy Gaming Co. company guaranty
                           13 1/4s, 2004                                                   813,813
 ....................................................................................................
                 175,000   Casino America, Inc. sr. notes 12 1/2s, 2003                    197,750
 ....................................................................................................
               1,000,000   Coast Hotels & Casinos, Inc. company
                           guaranty Ser. B, 13s, 2002                                    1,157,500
 ....................................................................................................
                 793,500   Colorado Gaming & Entertainment Co.
                           sr. notes 12s, 2003                                             860,948
 ....................................................................................................
                 257,177   Elsinore Corp. 144A exch. 1st mtge.
                           11 1/2s, 2000                                                   257,178
 ....................................................................................................
                 810,000   Fitzgeralds Gaming Corp. 144A company
                           guaranty 12 1/4s, 2004                                          785,700
 ....................................................................................................
                 500,000   Grand Casinos, Inc. 1st mtge. 10 1/8s, 2003                     545,000
 ....................................................................................................
                 250,000   Isle of Capri Black Hawk LLC 144A
                           1st mtge. Ser. B, 13s, 2004                                     263,750
 ....................................................................................................
                 497,000   Louisiana Casino Cruises Corp. 1st mtge.
                           11 1/2s, 1998                                                   501,970
 ....................................................................................................
                 160,000   Penn National Gaming, Inc. 144A sr. notes
                           10 5/8s, 2004                                                   168,000
 ....................................................................................................
                 700,000   PRT Funding Corp. sr. notes 11 5/8s, 2004                       504,000
 ....................................................................................................
                 830,000   Trump A.C. 1st mtge. company guaranty
                           11 1/4s, 2006                                                   807,175
 ....................................................................................................
               1,060,000   Trump Castle Funding 144A sub. notes
                           10 1/4s, 2003                                                 1,070,600
----------------------------------------------------------------------------------------------------
                                                                                         7,933,384
----------------------------------------------------------------------------------------------------
Health Care (1.8%)
 ....................................................................................................
                 350,000   Conmed Corp. company guaranty 9s, 2008                          346,500
 ....................................................................................................
                 600,000   Extendicare Health Services, Inc.
                           company guaranty 9.35s, 2007                                    606,000
 ....................................................................................................
                 720,000   Fresenius Medical Capital Trust II company
                           guaranty 7 7/8s, 2008 (Germany)                                 707,400
 ....................................................................................................
                 460,000   Global Health Sciences 144A sr. notes
                           11s, 2008                                                       454,250
 ....................................................................................................
                 530,000   Hudson Respiratory Care, Inc. 144A
                           sr. sub. notes 9 1/8s, 2008                                     516,750
 ....................................................................................................
                 920,000   Integrated Health Services, Inc. sr. sub.
                           notes Ser. A, 9 1/2s, 2007                                      963,700
 ....................................................................................................
                 530,000   Integrated Health Services, Inc. sr. sub.
                           notes Ser. A, 9 1/4s, 2008                                      550,538
 ....................................................................................................
                 770,000   Magellan Health Services, Inc. 144A
                           sr. sub. notes 9s, 2008                                         764,225
 ....................................................................................................
                 955,000   Multicare Cos., Inc. sr. sub. notes 9s, 2007                    945,450
 ....................................................................................................
               1,120,000   Paracelsus Healthcare sr. sub. notes
                           10s, 2006                                                     1,108,800
 ....................................................................................................
                 285,000   Paragon Corp. Holdings, Inc. 144A
                           sr. notes 9 5/8s, 2008                                          256,500
 ....................................................................................................
               1,515,000   Paragon Corp. Holdings, Inc. 144A
                           sr. sub. notes Ser. B, 9 1/2s, 2007                           1,537,725
 ....................................................................................................
               1,500,000   Patriot Amer Hosp. term loan Ser. B,
                           8 1/8s, 4/1/03                                                1,500,000
 ....................................................................................................
               1,275,000   Sun Healthcare Group, Inc. 144A sr. sub.
                           notes 9 1/2s, 2007                                            1,290,938
 ....................................................................................................
                 300,000   Sun Healthcare Group, Inc. 144A sr. sub.
                           notes 9 3/8s, 2008                                              301,500
 ....................................................................................................
                 290,000   Tenet Healthcare Corp. sr. notes 8s, 2005                       297,975
----------------------------------------------------------------------------------------------------
                                                                                        12,148,251
----------------------------------------------------------------------------------------------------
Hospital Management and Medical Services (0.1%)
 ....................................................................................................
                 380,000   MedPartners, Inc. sr. notes 7 3/8s, 2006                        340,594
----------------------------------------------------------------------------------------------------
Lodging (0.5%)
 ....................................................................................................
                 420,000   Epic Resorts                                                    420,000
 ....................................................................................................
               1,675,000   Host Marriott Travel Plaza sr. notes
                           Ser. B, 9 1/2s, 2005                                          1,785,969
 ....................................................................................................
                 600,000   John Q Hammons Hotels, Inc. 1st mtge.
                           8 7/8s, 2004                                                    604,500
 ....................................................................................................
                 450,000   Prime Hospitality Corp. sub. notes
                           9 3/4s, 2007                                                    478,125
----------------------------------------------------------------------------------------------------
                                                                                         3,288,594
----------------------------------------------------------------------------------------------------
Media (0.2%)
 ....................................................................................................
                  10,795   Australis Media, Ltd. sr. disc. notes
                           stepped-coupon 1 3/4s, (15 3/4s
                           5/15/00), 2003 (Australia)
                           (In default) (NON) (STP) (PIK)                                      526
 ....................................................................................................
               1,500,000   Viacom International, Inc. sub. deb. 8s, 2006                 1,548,750
----------------------------------------------------------------------------------------------------
                                                                                         1,549,276
----------------------------------------------------------------------------------------------------
Medical Supplies and Devices (0.6%)
 ....................................................................................................
                 480,000   ALARIS Medical Systems, Inc. company
                           guaranty 9 3/4s, 2006                                           495,600
 ....................................................................................................
                 500,000   Dade International, Inc. sr. sub. notes
                           Ser. B, 11 1/8s, 2006                                           565,000
 ....................................................................................................
                 500,000   Graphic Controls Corp. sr. sub. notes
                           Ser. A, 12s, 2005                                               555,000
 ....................................................................................................
                 440,000   Imagyn Medical Technologies company
                           guaranty 12 1/2s, 2004                                          154,000
 ....................................................................................................
                 250,000   Kinetic Concepts, Inc. company guaranty
                           Ser. B, 9 5/8s, 2007                                            253,125
 ....................................................................................................
                 450,000   Leiner Health Products sr. sub. notes
                           9 5/8s, 2007                                                    478,125
 ....................................................................................................
                 750,000   Mediq, Inc. 144A sr. sub. notes 11s, 2008                       768,750
 ....................................................................................................
                 545,000   Wright Medical Technology, Inc. 144A
                           notes Ser. C, 11 3/4s, 2000                                     539,550
----------------------------------------------------------------------------------------------------
                                                                                         3,809,150
----------------------------------------------------------------------------------------------------
Metals and Mining (0.3%)
 ....................................................................................................
                 140,000   Acindar Industria Argentina de Aceros
                           S.A. bonds 11 1/4s, 2004 (Argentina)                            140,350
 ....................................................................................................
                 345,000   Anker Coal Group, Inc. sr. notes Ser. B,
                           9 3/4s, 2007                                                    310,500
 ....................................................................................................
                 325,000   Continental Global Group sr. notes
                           Ser. B, 11s, 2007                                               338,000
 ....................................................................................................
                 660,000   Lodestar Holding, Inc. 144A sr. notes
                           11 1/2s, 2005                                                   656,700
 ....................................................................................................
                 300,000   NL Industries, Inc. sr. notes 11 3/4s, 2003                     331,500
 ....................................................................................................
                 390,000   WHX Corp. sr. notes 10 1/2s, 2005                               390,975
----------------------------------------------------------------------------------------------------
                                                                                         2,168,025
----------------------------------------------------------------------------------------------------
Motion Picture Distribution (0.2%)
 ....................................................................................................
                 540,000   AMC Entertainment, Inc. sr. sub. notes
                           9 1/2s, 2009                                                    545,400
 ....................................................................................................
                 795,000   Cinemark USA, Inc. sr. sub. notes
                           9 5/8s, 2008                                                    818,850
 ....................................................................................................
                 180,000   Panavision, Inc. 144A sr. disc. notes
                           stepped-coupon zero % (9 5/8s,
                           2/1/02), 2006 (STP)                                             129,600
----------------------------------------------------------------------------------------------------
                                                                                         1,493,850
----------------------------------------------------------------------------------------------------
Natural Gas (0.1%)
 ....................................................................................................
                 250,000   Tokai Corp. 144A FRB Ser. A, 9.98s, 2049                        231,250
----------------------------------------------------------------------------------------------------
Networking (0.1%)
 ....................................................................................................
                 650,000   IXC Communications, Inc. 144A sr. sub.
                           notes 9s, 2008                                                  653,250
----------------------------------------------------------------------------------------------------
Office Equipment (0.3%)
 ....................................................................................................
               1,580,000   U.S. Office Products Co. 144A sr. sub
                           notes 9 3/4s, 2008                                            1,591,850
 ....................................................................................................
                 266,000   United Stationer Supply, Inc. sr. sub. notes
                           12 3/4s, 2005                                                   303,240
----------------------------------------------------------------------------------------------------
                                                                                         1,895,090
----------------------------------------------------------------------------------------------------
Oil and Gas (2.4%)
 ....................................................................................................
                 250,000   Abraxas Petrolem Corp. 144A
                           11 1/2s, 2004                                                   258,750
 ....................................................................................................
                 930,000   Chesapeake Energy Corp. 144A sr. notes
                           9 5/8s, 2005                                                    932,325
 ....................................................................................................
                 320,000   Coho Energy, Inc. sr. sub. notes 8 7/8s, 2007                   301,600
 ....................................................................................................
                 730,000   Costilla Energy, Inc. sr. notes 10 1/4s, 2006                   740,950
 ....................................................................................................
                 370,000   Dailey Petroleum Services Corp.
                           company guaranty 9 1/2s, 2008                                   361,675
 ....................................................................................................
                 245,000   DI Industries, Inc. sr. notes 8 7/8s, 2007                      235,200
 ....................................................................................................
                 330,000   Gothic Production 144A sr. notes
                           11 1/8s, 2005                                                   316,800
 ....................................................................................................
                 360,000   Michael Petroleum Corp. 144A sr. notes
                           11 1/2s, 2005                                                   360,000
 ....................................................................................................
                 465,000   Northern Offshore 144A company
                           guaranty 10s, 2005                                              455,700
 ....................................................................................................
                 360,000   Ocean Energy, Inc. company guaranty
                           Ser. B, 8 7/8s, 2007                                            376,200
 ....................................................................................................
                 665,000   Panaco, Inc. company guaranty Ser. B,
                           10 5/8s, 2004                                                   661,675
 ....................................................................................................
                 580,000   Pogo Producing Co. sr. sub. notes Ser. B,
                           8 3/4s, 2007                                                    588,700
 ....................................................................................................
                 240,000   Pride Petroleum Services, Inc. sr. notes
                           9 3/8s, 2007                                                    255,600
 ....................................................................................................
                 990,000   Seven Seas Petroleum 144A sub. notes
                           12 1/2s, 2005                                                   990,000
 ....................................................................................................
                 295,000   Southwest Royalties, Inc. company
                           guaranty 10 1/2s, 2004                                          247,800
 ....................................................................................................
               1,735,000   Transamerican Energy sr. notes Ser. B,
                           11 1/2s, 2002                                                 1,596,200
 ....................................................................................................
               6,650,000   Transamerican Energy sr. disc. notes
                           stepped-coupon Ser. B, zero %
                           (13s, 6/15/99), 2002 (STP)                                    5,453,000
 ....................................................................................................
                 745,000   TransTexas Gas Corp. sr. sub. notes
                           Ser. D, 13 3/4s, 2001                                           819,500
 ....................................................................................................
                 500,000   Trico Marine Services, Inc. company
                           guaranty Ser. B, 8 1/2s, 2005                                   490,000
 ....................................................................................................
                 200,000   XCL Ltd. 144A company guaranty
                           131/2s, 2004                                                    210,000
----------------------------------------------------------------------------------------------------
                                                                                        15,651,675
----------------------------------------------------------------------------------------------------
Oil Services (0.1%)
 ....................................................................................................
                 440,000   Benton Oil & Gas Co. sr. notes 9 3/8s, 2007                     429,000
 ....................................................................................................
                 150,000   Newpark Resources, Inc. company guaranty
                           Ser. B, 8 5/8s, 2007                                            150,000
----------------------------------------------------------------------------------------------------
                                                                                           579,000
----------------------------------------------------------------------------------------------------
Packaging and Containers (0.5%)
 ....................................................................................................
                 210,000   AEP Industries, Inc. sr. sub. notes
                           9 7/8s, 2007                                                    215,775
 ....................................................................................................
                 260,000   Innova S De R.L. sr. notes 12 7/8s,
                           2007 (Mexico)                                                   263,900
 ....................................................................................................
                 150,000   Radnor Holdings Inc. sr. notes 10s, 2003                        156,000
 ....................................................................................................
                 280,000   Radnor Holdings Corp. company
                           guaranty Ser. B, 10s, 2003                                      291,200
 ....................................................................................................
               1,690,000   Riverwood International Corp. company
                           guaranty 10 7/8s, 2008                                        1,721,688
 ....................................................................................................
                 450,000   Riverwood International Corp. company
                           guaranty 10 5/8s, 2007                                          468,000
----------------------------------------------------------------------------------------------------
                                                                                         3,116,563
----------------------------------------------------------------------------------------------------
Paging (0.2%)
 ....................................................................................................
                 970,000   Metrocall, Inc. sr. sub. notes 10 3/8s, 2007                    999,100
 ....................................................................................................
                 200,000   Mobile Telecommunications Tech. sr. notes
                           13 1/2s, 2002                                                   229,000
 ....................................................................................................
                 215,000   Paging Network Do Brasil sr. notes
                           13 1/2s, 2005 (Brazil)                                          189,200
----------------------------------------------------------------------------------------------------
                                                                                         1,417,300
----------------------------------------------------------------------------------------------------
Paper and Forest Products (0.9%)
 ....................................................................................................
               1,515,000   APP Finance II Mauritius Ltd. bonds
                           stepped-coupon 12s, (16s, 2/15/04),
                           2049 (Indonesia) (STP)                                        1,060,500
 ....................................................................................................
                  50,000   APP International Finance Co. notes
                           11 3/4s, 2005 (Netherlands)                                      44,500
 ....................................................................................................
                 270,000   Florida Coast Paper LLC 1st mtge. Ser. B,
                           12 3/4s, 2003                                                   302,400
 ....................................................................................................
                 390,000   Huntsman Packaging Corp. company
                           guaranty 9 1/8s, 2007                                           395,850
 ....................................................................................................
                 620,000   Impac Group, Inc. 144A sr. sub. notes
                           10 1/8s, 2008                                                   618,450
 ....................................................................................................
                 690,000   Indah Kiat Financial Mauritius Ltd.
                           company guaranty 10s, 2007 (Indonesia)                          489,900
 ....................................................................................................
                 750,000   PT Pabrik Kertas Tjiwi Kimia company
                           guaranty 10s, 2004 (Indonesia)                                  525,000
 ....................................................................................................
               1,405,000   Repap New Brunswick sr. notes
                           10 5/8s, 2005 (Canada)                                        1,419,050
 ....................................................................................................
                 285,000   Repap New Brunswick 144A sr. notes
                           9s, 2004 (Canada)                                               286,425
 ....................................................................................................
                 810,000   Stone Container Corp. 144A company
                           guaranty 11 1/2s, 2006                                          911,250
----------------------------------------------------------------------------------------------------
                                                                                         6,053,325
----------------------------------------------------------------------------------------------------
Pharmaceuticals and Biotechnology (0.3%)
 ....................................................................................................
               1,500,000   ICN Pharmaceuticals, Inc. 144A sr. notes
                           9 1/4s, 2005                                                  1,597,500
 ....................................................................................................
                 420,000   PharMerica, Inc. 144A sr. sub. notes
                           8 3/8s, 2008                                                    421,050
----------------------------------------------------------------------------------------------------
                                                                                         2,018,550
----------------------------------------------------------------------------------------------------
Publishing (0.3%)
 ....................................................................................................
                 450,000   American Media Operation, Inc. sr. sub.
                           notes 11 5/8s, 2004                                             486,000
 ....................................................................................................
                 880,000   Garden State Newspapers, Inc. sr. sub.
                           notes Ser. B, 8 3/4s, 2009                                      893,200
 ....................................................................................................
                 250,000   Perry-Judd 144A sr. sub. notes 10 5/8s, 2007                    261,250
 ....................................................................................................
                 160,000   Tri State Media, Inc. 144A sr. sub.
                           notes 11s, 2008                                                 162,600
 ....................................................................................................
                 160,000   Von Hoffman Press, Inc. 144A sr. sub.
                           notes 10 3/8s, 2007                                             168,800
----------------------------------------------------------------------------------------------------
                                                                                         1,971,850
----------------------------------------------------------------------------------------------------
Railroads (0.1%)
 ....................................................................................................
                 125,000   TFM S.A. de C.V. company guaranty
                           10 1/4s, 2007 (Mexico)                                          126,563
 ....................................................................................................
                 630,000   TFM S.A. de C.V. company guaranty
                           stepped-coupon zero % (11 3/4s,
                           6/15/02), 2009 (Mexico) (STP)                                   420,525
----------------------------------------------------------------------------------------------------
                                                                                           547,088
----------------------------------------------------------------------------------------------------
Real Estate (--%)
 ....................................................................................................
                 110,000   Bluegreen Corp. 144A sr. notes
                           10 1/2s, 2008                                                   108,350
----------------------------------------------------------------------------------------------------
Recreation (0.1%)
 ....................................................................................................
                 950,000   Six Flags Corp. sr. notes 8 7/8s, 2006                          959,500
----------------------------------------------------------------------------------------------------
Restaurants (0.1%)
 ....................................................................................................
                 500,000   FRD Acquisition Co. sr. notes Ser. B,
                           12 1/2s, 2004                                                   547,500
----------------------------------------------------------------------------------------------------
Retail (1.0%)
 ....................................................................................................
               1,060,000   Amazon.com, Inc. 144A sr. disc. notes
                           stepped-coupon zero %
                           (10s, 5/1/03), 2008 (STP)                                       651,900
 ....................................................................................................
               1,310,000   Cex Holdings, Inc. 144A sr. sub. notes
                           9 5/8s, 2008                                                  1,349,300
 ....................................................................................................
                 220,000   Color Spot Nurseries sr. sub. notes
                           10 1/2s, 2007                                                   206,800
 ....................................................................................................
                 113,000   Guitar Center Management Co. 144A
                           sr. notes 11s, 2006                                             124,300
 ....................................................................................................
                 240,000   Home Interiors & Gifts, Inc. 144A sr. sub.
                           notes 10 1/8s, 2008                                             245,400
 ....................................................................................................
               1,000,000   K mart Corp. notes 8 1/8s, 2006                               1,037,500
 ....................................................................................................
                 400,000   K mart Corp. med. term notes 8s, 2001                           406,616
 ....................................................................................................
                 250,000   K mart Corp. deb. 7 3/4s, 2012                                  251,875
 ....................................................................................................
                 800,000   Mothers Work, Inc. sr. notes 12 5/8s, 2005                      874,000
 ....................................................................................................
                 200,000   NBTY, Inc. 144A sr. sub. notes 8 5/8s, 2007                     203,000
 ....................................................................................................
                 415,000   North Atlantic Trading Co. company
                           guaranty Ser. B, 11s, 2004                                      415,000
 ....................................................................................................
                 530,000   United Stationer 144A sr. sub. notes
                           8 3/8s, 2008                                                    530,000
 ....................................................................................................
                 450,000   Zale Corp. sr. notes Ser. B, 8 1/2s, 2007                       463,500
----------------------------------------------------------------------------------------------------
                                                                                         6,759,191
----------------------------------------------------------------------------------------------------
Satellite Services (0.9%)
 ....................................................................................................
               1,570,000   Echostar Satellite Broadcast Corp. sr. disc.
                           notes stepped-coupon zero %
                           (13 1/8s, 3/15/00), 2004 (STP)                                1,442,438
 ....................................................................................................
                 375,000   Esat Holdings Ltd. 144A sr. notes
                           stepped-coupon zero % (12 1/2s,
                           2/01/02), 2007 (Ireland) (STP)                                  275,625
 ....................................................................................................
                 730,000   ICG Holdings, Inc. sr. disc. notes
                           stepped-coupon zero %
                           (13 1/2s, 9/15/00), 2005 (STP)                                  624,150
 ....................................................................................................
                 330,000   ICG Services, Inc. 144A sr. disc. notes
                           stepped-coupon zero %
                           (10s, 2/15/03), 2008 (STP)                                      196,350
 ....................................................................................................
               2,110,000   ICG Services, Inc. 144A sr. disc. notes
                           stepped-coupon zero %,
                           (9 7/8s, 5/1/03), 2008 (STP)                                  1,305,563
 ....................................................................................................
                 550,000   Iridium LLC/Capital Corp. company
                           guaranty Ser. B, 14s, 2005                                      610,500
 ....................................................................................................
                 660,000   Iridium LLC/Capital Corp. company
                           guaranty Ser. A, 13s, 2005                                      702,900
 ....................................................................................................
                 320,000   Satelites Mexicanos S.A. de C.V. 144A
                           sr. notes 10 1/8s, 2004 (Mexico)                                312,000
 ....................................................................................................
                 410,000   TCI Satellite Entertainment Inc. sr. sub.
                           notes 10 7/8s, 2007                                             410,000
 ....................................................................................................
                 120,000   TCI Satellite Entertainment Inc. sr. disc.
                           notes stepped-coupon zero %
                           (12 1/4s, 2/102), 2007 (STP)                                     81,000
----------------------------------------------------------------------------------------------------
                                                                                         5,960,526
----------------------------------------------------------------------------------------------------
Semiconductors (0.1%)
 ....................................................................................................
                 355,000   Fairchild Semiconductor Corp. 144A
                           sr. sub. notes 11.74s, 2008                                     406,475
 ....................................................................................................
                 340,000   Fairchild Semiconductor Corp. sr. sub.
                           notes 10 1/8s, 2007                                             350,200
----------------------------------------------------------------------------------------------------
                                                                                           756,675
----------------------------------------------------------------------------------------------------
Shipping (0.2%)
 ....................................................................................................
                 180,000   International Shipholding Corp. sr. notes
                           7 3/4s, 2007                                                    175,950
 ....................................................................................................
                 655,000   Johnstown America Industries, Inc.
                           company guaranty Ser. C, 11 3/4s, 2005                          725,413
 ....................................................................................................
                 290,000   MC Shipping, Inc. 144A sr. notes
                           11 1/4s, 2008                                                   290,000
 ....................................................................................................
                 339,000   Viking Star Shipping sr. secd. notes
                           9 5/8s, 2003                                                    340,695
----------------------------------------------------------------------------------------------------
                                                                                         1,532,058
----------------------------------------------------------------------------------------------------
Specialty Consumer Products (0.2%)
 ....................................................................................................
                 540,000   Decora Industries, Inc. 144A sr. sec.
                           notes 11s, 2005                                                 527,850
 ....................................................................................................
                 400,000   Eye Care Centers of America 144A
                           sr. sub. notes 9 1/8s, 2008                                     394,000
 ....................................................................................................
                 420,000   Sovereign Specialty Chemical 144A
                           company guaranty Ser. A, 9 1/2s, 2007                           430,500
----------------------------------------------------------------------------------------------------
                                                                                         1,352,350
----------------------------------------------------------------------------------------------------
Steel (0.3%)
 ....................................................................................................
                 640,000   Ameristeel Corp. 144A sr. notes
                           8 3/4s, 2008                                                    640,000
 ....................................................................................................
                 730,000   Hylsa S.A. de C.V. 144A bonds
                           9 1/4s, 2007 (Mexico)                                           678,900
 ....................................................................................................
                 250,000   Weirton Steel Co. sr. notes 11 3/8s, 2004                       266,250
----------------------------------------------------------------------------------------------------
                                                                                         1,585,150
----------------------------------------------------------------------------------------------------
Telecommunications (3.1%)
 ....................................................................................................
                 540,000   Barak I.T.C. sr. disc. notes stepped-coupon
                           Ser. B, zero % (12 1/2s, 11/15/02), 2007 (STP)                  324,000
 ....................................................................................................
                 250,000   Charter Communications International, Inc.
                           disc. notes stepped-coupon Ser. B, zero %
                           (14s, 3/15/01), 2007 (STP)                                      205,625
 ....................................................................................................
                 165,000   Consorcio Ecuatoriano notes 14s,
                           2002 (Ecuador)                                                  156,750
 ....................................................................................................
               1,170,000   Econophone, Inc. 144A notes
                           stepped-coupon zero %
                           (11s, 2/15/03), 2008 (STP)                                      678,600
 ....................................................................................................
                 280,000   Esprit Teleom Group PLC sr. notes
                           11 1/2s, 2007 (United Kingdom)                                  296,800
 ....................................................................................................
               1,080,000   Focal Communications Corp. 144A
                           sr. disc. notes stepped-coupon zero %
                           (12 1/8s, 2/15/03), 2008 (STP)                                  648,000
 ....................................................................................................
                 250,000   Fonorola, Inc. sr. notes 12 1/2s,
                           2002 (Canada)                                                   276,875
 ....................................................................................................
               1,510,000   GST Telecommunications, Inc. 144A
                           sr. disc. notes stepped-coupon zero %
                           (10 1/2s, 5/1/03), 2008 (STP)                                   906,000
 ....................................................................................................
                 595,000   Hyperion Telecommunications Corp., Inc.
                           sr. notes Ser. B, 12 1/4s, 2004                                 642,600
 ....................................................................................................
                 330,000   Hyperion Telecommunications Corp., Inc.
                           sr. disc. notes stepped-coupon Ser. B,
                           zero % (13s, 4/15/01), 2003 (STP)                               245,850
 ....................................................................................................
                 850,000   Intermedia Communications, Inc.
                           sr. notes Ser. B, 8 7/8s, 2007                                  869,125
 ....................................................................................................
               2,830,000   Intermedia Communications, Inc. 144A
                           sr. notes 8.6s, 2008                                          2,851,225
 ....................................................................................................
               1,100,000   Intermedia Communications, Inc. sr. disc.
                           notes stepped-coupon Ser. B, zero %
                           (11 1/4s, 7/15/02), 2007 (STP)                                  803,000
 ....................................................................................................
               2,000,000   International Cabletel, Inc. sr. notes
                           stepped-coupon Ser. B, zero %
                           (11 1/2s, 2/01/01), 2006 (STP)                                1,650,000
 ....................................................................................................
               1,035,000   Knology Holdings, Inc. sr. disc. notes
                           stepped-coupon zero % (11 7/8s,
                           10/15/02), 2007 (STP)                                           610,650
 ....................................................................................................
                 250,000   L-3 Communications Corp. sr. sub. notes
                           Ser. B, 10 3/8s, 2007                                           276,250
 ....................................................................................................
                 320,000   L-3 Communications Corp. sr. sub. notes
                           8 1/2s, 2008                                                    321,200
 ....................................................................................................
                 250,000   MetroNet Communications Corp.
                           sr. disc. notes stepped-coupon zero %
                           (10 3/4s, 11/1/02), 2007 (Canada) (STP)                         166,250
 ....................................................................................................
                 320,000   Microcell Telecommunications sr. disc.
                           notes stepped-coupon Ser. B, zero %
                           (14s, 12/1/01), 2006 (Canada) (STP)                             239,200
 ....................................................................................................
                 180,000   Netia Holdings B.V. 144A company
                           guaranty 10 1/4s, 2007 (Poland)                                 172,350
 ....................................................................................................
                 100,000   Netia Holdings N.V. 144A Ser. B,
                           company guaranty stepped-coupon
                           zero % (11 1/4s, 11/1/01),
                           2007 (Poland) (STP)                                              67,750
 ....................................................................................................
                 500,000   Orbital Imaging Corp. 144A sr. notes
                           11 5/8s, 2005                                                   515,000
 ....................................................................................................
               1,140,000   Primus Telecom Group 144A sr. notes
                           9 7/8s, 2008                                                  1,117,200
 ....................................................................................................
                 605,000   Qwest Communications International Inc.
                           sr. disc. notes stepped-coupon zero %
                           (9.47s, 10/15/02), 2007 (STP)                                   453,750
 ....................................................................................................
                 590,000   Qwest Communications International, Inc.
                           sr. disc. notes stepped-coupon zero %
                           (8.29s, 2/1/03), 2008 (STP)                                     424,800
 ....................................................................................................
                 330,000   RSL Communications, Ltd. 144A
                           sr. notes 9 1/8s, 2008                                          321,338
 ....................................................................................................
                 490,000   RSL Communications, Ltd. 144A
                           sr. disc. notes stepped-coupon zero%
                           (10 1/4s, 3/1/03) 2008 (STP)                                    289,100
 ....................................................................................................
               1,060,000   Telecom Tech, Inc. 144A sr. sub. notes
                           9 3/4s, 2008                                                  1,078,550
 ....................................................................................................
               1,070,000   Teligent, Inc. sr. notes 11 1/2s, 2007                        1,083,375
 ....................................................................................................
                  60,000   21st Century Telecom Group 144A
                           sr. disc. notes stepped-coupon zero %
                           (12 1/4s, 2/15/03), 2008 (STP)                                   33,900
 ....................................................................................................
                 660,000   WinStar Communications, Inc. sr. sub.
                           notes 15s, 2007                                                 867,900
 ....................................................................................................
               1,160,000   WinStar Communications. Inc. 144A
                           sr. sub. notes 10s, 2008                                      1,154,200
 ....................................................................................................
                 330,000   WinStar Equipment Corp. company
                           guaranty 12 1/2s, 2004                                          376,200
----------------------------------------------------------------------------------------------------
                                                                                        20,123,413
----------------------------------------------------------------------------------------------------
Telephone Services (1.9%)
 ....................................................................................................
                 580,000   BTI Telecom Corp. sr. notes 10 1/2s, 2007                       582,900
 ....................................................................................................
                 370,000   Colt Telecommunications Group PLC
                           sr. disc. notes stepped-coupon zero %
                           (12s, 12/15/01), 2006 (United Kingdom) (STP)                    292,300
 ....................................................................................................
                 320,000   E. Spire Communications, Inc. sr. notes
                           13 3/4s, 2007                                                   364,800
 ....................................................................................................
               1,695,000   E. Spire Communications, Inc. sr. disc.
                           notes stepped-coupon zero %
                           (12 3/4s, 4/1/01), 2006 (STP)                                 1,330,575
 ....................................................................................................
                 315,000   Facilicom International 144A sr. notes
                           10 1/2s, 2008                                                   308,700
 ....................................................................................................
               2,610,000   Global Crossing Holdings 144A sr. notes
                           9 5/8s, 2008                                                  2,720,925
 ....................................................................................................
                 190,000   Globo Communicacoes 144A sr. notes
                           10 5/8s, 2008 (Brazil)                                          169,100
 ....................................................................................................
                 375,000   Globo Communicacoes 144A company
                           guaranty 10 1/2s, 2006 (Brazil)                                 343,125
 ....................................................................................................
                 350,000   GST Equipment Funding sr. notes
                           13 1/4s, 2007                                                   399,875
 ....................................................................................................
               1,160,000   GST Telecommunications, Inc. company
                           guaranty stepped-coupon zero %
                           (13 7/8s, 12/15/00), 2005 (STP)                                 939,600
 ....................................................................................................
                 330,000   IDT Corp. 144A sr. notes 8 3/4s, 2006                           316,800
 ....................................................................................................
                 400,000   Intelcom Group (USA), Inc. company
                           guaranty stepped-coupon zero %
                           (12 1/2s, 5/1/01), 2006 (STP)                                   318,000
 ....................................................................................................
                 276,000   ITC Deltacom, Inc. sr. notes 11s, 2007                          309,120
 ....................................................................................................
                 150,000   Level 3 Communication, Inc. 144A
                           sr. notes 9 1/8s, 2008                                          145,875
 ....................................................................................................
               1,135,000   MGC Communications, Inc. sr. notes
                           Ser. B, 13s, 2004                                             1,146,350
 ....................................................................................................
                 347,000   MJD Communications Inc. 144A FRN
                           10s, 2008                                                       350,470
 ....................................................................................................
                 430,000   MJD Communications Inc. 144A sr. sub.
                           notes 9 1/2s, 2008                                              439,675
 ....................................................................................................
               1,070,000   NEXTLINK Communications, Inc. 144A
                           sr. disc. notes stepped-coupon zero %
                           (9.45s, 4/15/03), 2008 (STP)                                    658,050
 ....................................................................................................
                 500,000   NTL, Inc. sr. notes Ser. B, 10s, 2007
                           (United Kingdom)                                                535,000
 ....................................................................................................
               1,120,000   RCN Corp. sr. disc. notes stepped-coupon
                           zero % (11 1/8s, 10/15/02), 2007 (STP)                          719,600
 ....................................................................................................
                 250,000   Sprint Spectrum L.P. sr. notes 11s, 2006                        289,375
 ....................................................................................................
                 210,000   Transtel S.A. 144A pass through certificates
                           12 1/2s, 2007 (Colombia)                                        191,100
----------------------------------------------------------------------------------------------------
                                                                                        12,871,315
----------------------------------------------------------------------------------------------------
Television (0.3%)
 ....................................................................................................
               1,140,000   Granite Broadcasting Corp. 144A sr. sub.
                           notes 8 7/8s, 2008                                            1,152,825
 ....................................................................................................
                 970,000   United International Holdings sr. disc.
                           notes stepped-coupon Ser. B, zero %
                           (10 3/4s, 2/15/03), 2008 (STP)                                  598,975
----------------------------------------------------------------------------------------------------
                                                                                         1,751,800
----------------------------------------------------------------------------------------------------
Textiles (0.4%)
 ....................................................................................................
                 930,000   Galey & Lord, Inc. company guaranty
                           9 1/8s, 2008                                                    897,450
 ....................................................................................................
                 165,000   Glenoit Corp. company guaranty 11s, 2007                        175,725
 ....................................................................................................
                 400,000   Polymer Group, Inc. company guaranty
                           Ser. B, 9s, 2007                                                404,000
 ....................................................................................................
                 280,000   Polymer Group, Inc. 144A sr. sub.notes
                           8 3/4s, 2008                                                    279,300
 ....................................................................................................
               1,000,000   Polysindo International EKA
                           company guaranty 13s, 2001 (Indonesia)                          380,000
 ....................................................................................................
                 450,000   Polysindo International Finance company
                           guaranty 11 3/8s, 2006 (Indonesia)                              153,000
 ....................................................................................................
                 570,000   Westpoint Stevens, Inc. 144A sr. notes
                           7 7/8s, 2008                                                    572,138
----------------------------------------------------------------------------------------------------
                                                                                         2,861,613
----------------------------------------------------------------------------------------------------
Transportation (0.1%)
 ....................................................................................................
                 220,000   Coach USA, Inc. 144A company guaranty
                           9 3/8s, 2007                                                    228,800
 ....................................................................................................
                 620,000   Kitty Hawk, Inc. company guaranty
                           9.95s, 2004                                                     652,550
----------------------------------------------------------------------------------------------------
                                                                                           881,350
----------------------------------------------------------------------------------------------------
Utilities (0.1%)
 ....................................................................................................
                 620,000   CMS Energy Corp. pass through
                           certificates 7s, 2005                                           605,281
 ....................................................................................................
                 410,000   Espirto Santo Centrais sr. notes 10s,
                           2007 (Luxembourg)                                               344,400
----------------------------------------------------------------------------------------------------
                                                                                           949,681
----------------------------------------------------------------------------------------------------
Wireless Communications (0.5%)
 ....................................................................................................
               1,110,000   Allbritton Communications Co. sr. sub.
                           notes Ser. B, 8 7/8s, 2008                                    1,198,800
 ....................................................................................................
                 340,000   CTI Holdings S.A. 144A sr. notes
                           stepped-coupon zero %
                           (11 1/2s, 4/15/03), 2008 (STP)                                  188,700
 ....................................................................................................
                 940,000   Dobson Wireline Co. 144A sr. notes
                           12 1/4s, 2008                                                   949,400
 ....................................................................................................
                 245,000   Telesystem International Wireless, Inc.
                           sr. disc. notes stepped-coupon Ser. C,
                           zero % (10 1/2s, 11/1/02), 2007 (STP)                           145,163
 ....................................................................................................
               1,610,000   Teligent, Inc. 144A sr. disc. notes
                           stepped-coupon zero %
                           (11 1/2s, 3/1/03), 2008 (STP)                                   889,525
----------------------------------------------------------------------------------------------------
                                                                                         3,371,588
----------------------------------------------------------------------------------------------------
                           Total Corporate Bonds and Notes
                           (cost $236,982,016)                                        $247,729,297
----------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (24.5%) *
----------------------------------------------------------------------------------------------------
Principal Amount                                                                               Value
 ....................................................................................................
U.S. Government Agency Mortgage Obligations (13.3%)
 ....................................................................................................
              $1,553,077   Federal Home Loan Mortgage Corp. 7s,
                           July 1, 2012                                                 $1,584,449
 ....................................................................................................
                           Federal National Mortgage Association
 ....................................................................................................
                 400,000     7s, TBA, July 15, 2028                                        405,624
 ....................................................................................................
                 223,000     6 1/2s, TBA, July 15, 2028                                    222,092
 ....................................................................................................
                 895,020     6 1/2s, with due dates from
                             March 1, 2026 to March 1, 2026                                891,378
 ....................................................................................................
                           Government National Mortgage Association
 ....................................................................................................
               9,688,193     8s, with due dates from
                             November 15, 2024 to
                             February 15, 2028                                          10,061,314
 ....................................................................................................
               6,227,456     7 1/2s, with due dates from
                             January 15, 2023 to February 15, 2027                       6,421,035
 ....................................................................................................
                 325,948     7s, April 15, 2028                                            331,140
 ....................................................................................................
              31,488,733     7s, with due dates from July 20, 2024
                             to May 15, 2028                                            32,008,472
 ....................................................................................................
              33,612,603     6 1/2s, with due dates from
                             February 15, 2027 to May 15, 2028                          33,984,732
 ....................................................................................................
               2,441,099     6s, July 20, 2024                                           2,500,601
 ....................................................................................................
                 221,668     5 1/2s, with due dates from
                             August 20, 2027 to April 15, 2028                             223,421
----------------------------------------------------------------------------------------------------
                                                                                        88,634,258
----------------------------------------------------------------------------------------------------
U.S. Treasury Obligations (11.2%)
 ....................................................................................................
                           U.S. Treasury Bonds
 ....................................................................................................
               6,670,000     6 5/8s, February 15, 2027                                   7,531,897
 ....................................................................................................
              10,005,000     6 1/2s, November 15, 2026 #                                11,110,252
 ....................................................................................................
               9,020,000     6 3/8s, August 15, 2027                                     9,905,042
 ....................................................................................................
              17,355,000     6 1/8s, November 15, 2027                                  18,596,924
 ....................................................................................................
                           U.S. Treasury Notes
 ....................................................................................................
               2,875,000     5 3/4s, November 30                                         2,898,805
 ....................................................................................................
                 960,000     5 5/8s, December 31, 2002                                     964,195
 ....................................................................................................
              11,770,000     5 5/8s, April 30, 2000                                     11,792,010
 ....................................................................................................
               1,820,000     5 1/2s, May 31, 2003                                        1,820,291
 ....................................................................................................
               9,245,000     5 1/2s, March 31, 2003                                      9,239,176
 ....................................................................................................
                 835,000     5 1/2s, February 28, 2003                                     834,349
----------------------------------------------------------------------------------------------------
                                                                                        74,692,941
----------------------------------------------------------------------------------------------------
                           Total U.S. Government and
                           Agency Obligations
                           (cost $158,984,475)                                        $163,327,199
----------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT BONDS AND NOTES (11.9%) *
----------------------------------------------------------------------------------------------------
Principal Amount                                                                               Value
 ....................................................................................................
DEM           28,070,000   Germany (Federal Republic of) bonds
                           Ser. 98, 5 5/8s, 2028                                       $16,127,632
 ....................................................................................................
USD            1,460,000   Korea (Republic of) unsub. 8 7/8s, 2008                       1,339,550
 ....................................................................................................
PAN            5,060,000   Panama (Republic of) bonds 3 3/4s, 2014                       3,763,628
 ....................................................................................................
USD              174,644   Russia (Government of) deb.
                           principal loans FRB 6.625s, 2020 (POR)                           96,709
 ....................................................................................................
USD            3,290,000   Russia (Government of) 144A bonds
                           12 3/4s, 2028                                                 2,928,100
 ....................................................................................................
USD           10,165,000   Russia (Government of) deb.
                           principal loan FRB 6 5/8s, 2020 (POR)                         4,802,963
 ....................................................................................................
ZAR           32,793,000   South Africa (Republic of) bonds
                           Ser. 153, 13s, 2010                                           4,810,003
 ....................................................................................................
GBP            7,475,000   United Kingdom Treasury bonds 8s, 2000                       12,765,349
 ....................................................................................................
GBP           17,665,000   United Kingdom Treasury bonds
                           8s, 2007                                                     32,375,644
----------------------------------------------------------------------------------------------------
                           Total Foreign Government Bonds
                           and Notes (cost $87,290,175)                                $79,009,578
----------------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS (5.8%) *
----------------------------------------------------------------------------------------------------
Principal Amount                                                                               Value
 ....................................................................................................
              $1,355,000   Chase Mortgage Finance Corp. 6 3/4s,
                           2028                                                         $1,363,892
 ....................................................................................................
               1,195,000   Commercial Mortgage Acceptance Corp.
                           Ser. 97-ML1, Class D, 7.11s, 2030                             1,218,527
 ....................................................................................................
               1,980,000   Countrywide Mortgage Backed
                           Securities, Inc. Ser. 93-C, Class A8,
                           6 1/2s, 2024                                                  1,944,578
 ....................................................................................................
                           Federal Mortgage Acceptance Corp.
 ....................................................................................................
                 675,000     Ser. 2040, Class PE, 7 1/2s, 2028                             742,257
 ....................................................................................................
                 530,000     Ser. 1439, Class I, 7 1/2s, 2022                              672,483
 ....................................................................................................
                 745,302     Ser. 1717, Class L, 6 1/2s, 2024                              749,960
 ....................................................................................................
                           First Union-Lehman Brothers
                           Commercial Mortgage
 ....................................................................................................
               1,380,000     Ser. 97-C2, Class A2, 6.6s, 2007                            1,410,834
 ....................................................................................................
               2,840,000     Ser. 97-C2, Class A3, 6.65s, 2007                           2,914,994
 ....................................................................................................
               1,935,000     Ser. 97-C2, Class D, 7.12s, 2012                            1,957,978
 ....................................................................................................
               4,100,000     Ser. 98-C2, Class D, 6.778s, 2013                           4,020,563
 ....................................................................................................
              56,706,410     Ser. 98-C2, Class IO, 0.815s, 2028                          2,578,370
 ....................................................................................................
                 855,000   Government National Mortgage
                           Association
 ....................................................................................................
                             Ser. 97-8 Class PE, 7 1/2s, 2027                              935,156
 ....................................................................................................
                           GS Mortgage Securities Corp. II
 ....................................................................................................
               1,930,000     Ser. 98-GLII, Class A2, 6.562s, 2031                        1,970,409
 ....................................................................................................
               1,055,000     Ser. 98-GLII, Class D, 7.191s, 2031                         1,072,473
 ....................................................................................................
               3,495,000   Mortgage Capital Funding, Inc.
                           Ser. 98-MC1, Class A2, 6.663s, 2008                           3,597,666
 ....................................................................................................
                 499,000   Merrill Lynch Mortgage Investors, Inc.
                           Ser. 98-C2, Class D, 6.96s, 2030                                506,719
 ....................................................................................................
                 595,000   Morgan Stanley Capital I Ser. 98-XL1,
                           Class E, 6.988s, 2030                                           610,247
 ....................................................................................................
               2,145,014   PNC Mortgage Securities Corp. Ser. 97-6,
                           Class A2, 6.6s, 2027                                          2,152,388
 ....................................................................................................
                 745,000   Prudential Home Mortgage Securities
                           Ser. 93-57, Class A4, 5.9s, 2023                                740,254
 ....................................................................................................
               3,106,955   Residential Asset Securitization Trust
                           Ser. 98-A8, Class A8, 6 3/4s, 2028                            3,132,199
 ....................................................................................................
               3,260,000   Residential Funding Mortgage Securities
                           Ser. 98, Class SB, 6 3/4s, 2008                               3,257,979
 ....................................................................................................
                 923,856   Rural Housing Trust Ser. 87-1, Class D,
                           6.33s, 2026                                                     926,739
----------------------------------------------------------------------------------------------------
                           Total Collateralized Mortgage
                           Obligations (cost $33,727,128)                              $38,376,665
----------------------------------------------------------------------------------------------------
BRADY BONDS (7.5%) *
----------------------------------------------------------------------------------------------------
Principal Amount                                                                               Value
 ....................................................................................................
             $11,280,000   Argentina (Republic of) Ser. L-GP,
                           stepped-coupon 5 3/4s, (6s, 3/31/99),
                           2023 (STP)                                                   $8,390,064
 ....................................................................................................
                   1,000   Brazil (Republic of) bonds 10 1/8s, 2027                            932
 ....................................................................................................
              13,939,922   Brazil (Government of) stepped-coupon
                           5s, (8s, 4/30/00), 2014 (STP)                                10,280,693
 ....................................................................................................
              10,795,000   Bulgaria (Government of) Ser. A, FRB
                           2 1/4s, 2012                                                  6,638,925
 ....................................................................................................
               4,050,000   Ivory Coast - FLIRB collateralized FRB
                           2s, 2018                                                        198,005
 ....................................................................................................
               4,050,000   Ivory Coast - PDI bonds FRB 1.9s, 2018                          230,588
 ....................................................................................................
               8,540,000   Peru (Government of) 144A Ser. PDI,
                           4s, 2017                                                      5,263,202
 ....................................................................................................
               4,008,000   Philippines (Government of) Ser. B,
                           6 1/2s, 2017                                                  3,517,020
 ....................................................................................................
              14,035,000   United Mexican States sec. Ser. B,
                           6 1/4s, 2019                                                 11,613,963
 ....................................................................................................
               5,050,000   Venezuela (Government of) Ser. A,
                           6 3/4s, 2020                                                  4,065,250
----------------------------------------------------------------------------------------------------
                           Total Brady Bonds
                           (cost $59,905,472)                                          $50,198,642
----------------------------------------------------------------------------------------------------
PREFERRED STOCKS (3.3%) *
----------------------------------------------------------------------------------------------------
Number of Shares                                                                               Value
 ....................................................................................................
                   9,682   AmeriKing, Inc. $3.25 pfd. (PIK)                               $261,414
 ....................................................................................................
                     123   Anvil Holdings Ser. B, $3.25 pfd. (PIK)                           3,014
 ....................................................................................................
                   2,608   Capstar Broadcasting, Inc. 144A
                           $12.00 pfd. (PIK)                                               296,008
 ....................................................................................................
                  36,699   CGA Group Ltd. 144A Ser. A,
                           $13.75 pfd. (PIK)                                             1,027,572
 ....................................................................................................
                   6,390   Chevy Chase Capital Corp. Ser. A,
                           $5.188 pfd.                                                     354,645
 ....................................................................................................
                   4,475   Citadel Broadcasting, Inc. 144A
                           $13.25 cum. pfd. (PIK)                                          528,050
 ....................................................................................................
                     310   Concentric Network Corp. 144A
                           $13.50 pfd. (PIK)                                               308,450
 ....................................................................................................
                  13,402   CSC Holdings, Inc. Ser. M, $11.125 cum. (PIK)                 1,541,230
 ....................................................................................................
                  17,000   Diva Systems Corp. Ser. C, $6.00 pfd.                           272,000
 ....................................................................................................
                  11,360   Diva Systems Corp. Ser. C, $6.00 pfd.                           181,760
 ....................................................................................................
                     514   Dobson Communications 144A
                           $12.25 pfd. (PIK)                                               565,400
 ....................................................................................................
                     174   Echostar Communications, Inc. $12.125 pfd.                      193,140
 ....................................................................................................
                     243   El Paso Electric Co. $11.40 pfd (PIK)                            26,973
 ....................................................................................................
                  10,600   Fitzgeralds Gaming Co. $3.75 pfd.                               318,000
 ....................................................................................................
                 475,000   Fresenius Medical Care AG Ser. D,
                           $9.00 pfd. (Germany)                                            495,188
 ....................................................................................................
                      50   Grand Union Holdings 144A Ser. C,
                           $12.00 pfd.                                                           1
 ....................................................................................................
                     116   Hyperion Telecommunications Ser. B,
                           $12.875 pfd. (PIK)                                              115,420
 ....................................................................................................
                   1,785   ICG Holdings, Inc. $14.25 pfd. (Canada)                       2,168,775
 ....................................................................................................
                     628   Intermedia Communication Ser. B,
                           $13.50 pfd. (PIK)                                               717,440
 ....................................................................................................
                     765   IXC Communications, Inc. $12.50 pfd. (PIK)                      887,400
 ....................................................................................................
                  40,000   Loewen Group, Inc. Ser. A, $2.36 pfd.                         1,082,500
 ....................................................................................................
                   6,471   Nebco Evans Holding Co. 144A
                           11.25% pfd.                                                     660,042
 ....................................................................................................
                   4,117   NEXTEL Communications, Inc. Ser. D,
                           $13.00 cum. pfd. (PIK)                                        4,683,088
 ....................................................................................................
                  15,044   Nextlink Communications, Inc. 144A
                           $7.00 pfd.                                                      891,357
 ....................................................................................................
                      98   Paxson Communications Corp. 144A
                           13.25% pfd. (PIK)                                               980,000
 ....................................................................................................
                  29,996   Public Service Co. of New Hampshire
                           $2.65 1st mtge. pfd.                                            794,894
 ....................................................................................................
                   5,294   SFX Broadcasting, Inc. Ser. E, $12.625 pfd. (PI                 629,986
 ....................................................................................................
                     930   Spanish Broadcasting Systems
                           $14.25 cum. pfd.                                                985,800
 ....................................................................................................
                   3,950   Von Hoffman Corp. 144A $13.50 pfd.                              130,350
 ....................................................................................................
                     715   WinStar Communications, Inc. 144A
                           $14.25 pfd.                                                     850,850
----------------------------------------------------------------------------------------------------
                           Total Preferred Stocks
                           (cost $20,086,911)                                          $21,950,747
----------------------------------------------------------------------------------------------------
UNITS (2.8%) *
----------------------------------------------------------------------------------------------------
Number of Units                                                                              Value
 ....................................................................................................
                     455   American Mobile Satellite Corp. 144A
                           units 12 1/4s, 2008                                            $423,150
 ....................................................................................................
                     840   Australis Media, Ltd. units stepped-coupon
                           zero % (15 3/4s, 5/15/00), 2003
                           (In Default) (Australia) (NON) (STP)                             40,950
 ....................................................................................................
                     250   Bell Tech Ltd. 144A units 13s, 2005                             252,500
 ....................................................................................................
                     410   Bestel S.A. de C.V. units, stepped-coupon
                           zero % (12 3/4s, 5/15/03), 2005 (STP)                           276,750
 ....................................................................................................
                     410   Birch Telecom, Inc. 144A units 14s, 2008                        410,513
 ....................................................................................................
                      80   Celcaribe S.A. 144A units 13 1/2s,
                           2004 (Columbia)                                               1,692,000
 ....................................................................................................
                     395   Club Regina/CS Resort, Inc. 144A units
                           13s, 2004                                                       420,675
 ....................................................................................................
                   1,435   Diva Systems Corp. 144A units
                           stepped-coupon zero %
                           (12 5/8s, 3/1/03), 2008 (STP)                                   674,450
 ....................................................................................................
                   2,480   DTI Holdings, Inc. units stepped-coupon
                           zero % (12 1/2s, 3/1/03), 2008 (STP)                          1,339,200
 ....................................................................................................
                   1,790   Firstworld Communication units
                           stepped-coupon zero %
                           (13s, 4/15/03), 2008 (STP)                                      796,550
 ....................................................................................................
                   1,750   KMC Telecom Holdings, Inc. units
                           stepped-coupon zero %
                           (12 1/2s, 2/15/03), 2008 (STP)                                1,045,625
 ....................................................................................................
                   1,110   Long Distance International, Inc. 144A
                           units 12 1/4s, 2008                                           1,129,425
 ....................................................................................................
                     655   Mediq 144A units, stepped-coupon
                           zero % (13s, 6/1/09), 2009 (STP)                                360,250
 ....................................................................................................
                     235   Onepoint Communications, Inc. units
                           14 1/2s, 2008                                                   220,900
 ....................................................................................................
                     795   Pathnet, Inc. 144A units 12 1/4s, 2008                          842,700
 ....................................................................................................
                     760   Pegasus Shipping company guaranty
                           14 1/2s, 2008                                                   380,000
 ....................................................................................................
                   1,190   Rhythms Netcon 144A units
                           stepped-coupon zero %
                           (13 1/2s, 5/15/03), 2008 (STP)                                  583,100
 ....................................................................................................
                     750   Signature Brands USA, Inc. units 13s, 2002                      847,500
 ....................................................................................................
                     950   Startec Global Communications Corp.
                           units 12s, 2008                                                 923,875
 ....................................................................................................
                     325   Stone Container Corp. units sr. sub.
                           12 1/4s, 2002                                                   336,375
 ....................................................................................................
                     615   Transam Refinance, Inc. 144A units
                           16s, 2003                                                       633,450
 ....................................................................................................
               1,000,000   United Artist Term Loan B 8.437s, 2006                        1,001,250
 ....................................................................................................
                     440   Versatel Teleco units 13 1/4s, 2008                             462,000
 ....................................................................................................
                   1,470   Viatel, Inc. 144A units 11 1/4s, 2008                         1,543,500
 ....................................................................................................
               1,700,000   WinStar Communications, Inc. 144A
                           sr. disc. units stepped-coupon zero %
                           (14s, 10/15/00), 2005 (STP)                                   1,411,000
 ....................................................................................................
                     520   Wireless One, Inc. units stepped-coupon
                           zero % (13 1/2s, 8/1/01), 2006 (STP)                             52,000
 ....................................................................................................
                     650   XCL Ltd. units sr. sec. notes 13 1/2s, 2004                     734,500
----------------------------------------------------------------------------------------------------
                           Total Units (cost $18,095,717)                              $18,834,188
----------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (0.7%) *
----------------------------------------------------------------------------------------------------
Principal Amount                                                                             Value
 ....................................................................................................
              $1,034,000   Chemical Master Credit Card Trust
                           Ser. 95-2, Class A, 6.23s, 2003                              $1,041,104
 ....................................................................................................
                 525,000   Contimortgage Home Equity Loan Trust
                           Ser. 97-1, Class M2, 7.67s, 2025                                533,531
 ....................................................................................................
               2,385,000   Green Tree Financial Corp. Ser. 98-2,
                           Class A5, 6.24s, 2016                                         2,399,161
 ....................................................................................................
                 787,500   Green Tree Recreational Equipment &
                           Cons Ser. 97-B, Class A1, 6.55s, 2028                           794,145
----------------------------------------------------------------------------------------------------
                           Total Asset-Backed Securities
                           (cost $4,765,487)                                            $4,767,941
----------------------------------------------------------------------------------------------------
CONVERTIBLE BONDS AND NOTES (0.7%) *
----------------------------------------------------------------------------------------------------
Principal Amount                                                                             Value
 ....................................................................................................
                $535,000   APP Global Finance (V) Ltd. 144A
                           cv. sec. 2s, 2000 (United Kingdom)                             $468,125
 ....................................................................................................
               1,540,000   APP Global Finance Ltd. 144A
                           cv. company guaranty 3 1/2s, 2003                             1,220,450
 ....................................................................................................
                 500,000   Corporate Express, Inc. cv. notes
                           4 1/2s, 2000                                                    460,000
 ....................................................................................................
                 500,000   Exide Corp. 144A cv. sr. sub. notes
                           2.9s, 2005                                                      322,500
 ....................................................................................................
                 145,000   GST Telecommunications, Inc. cv. sr. disc.
                           notes stepped-coupon zero %
                           (13 7/8s, 12/15/00), 2005 (STP)                                 230,550
 ....................................................................................................
                 500,000   Integrated Device Technology, Inc.
                           cv. sub. notes 5 1/2s, 2002                                     412,500
 ....................................................................................................
                 300,000   Jacor Communications, Inc. cv. sr. notes
                           zero %, 2011                                                    249,375
 ....................................................................................................
                 170,000   National Semiconductor Corp. 144A
                           cv. deb. 6 1/2s, 2002                                           155,125
 ....................................................................................................
                 125,000   NovaCare, Inc. cv. sub. deb. 5 1/2s, 2000                       119,063
 ....................................................................................................
                 600,000   WinStar Communications. Inc. 144A
                           cv. sr. disc. notes stepped-coupon zero %
                           (14s, 10/15/00), 2005 (STP)                                   1,032,000
----------------------------------------------------------------------------------------------------
                           Total Convertible Bonds and Notes
                           (cost $4,100,792)                                            $4,669,688
----------------------------------------------------------------------------------------------------
COMMON STOCKS (0.3%) *
----------------------------------------------------------------------------------------------------
Number of Shares                                                                             Value
 ....................................................................................................
                  17,080   American Mobile Satellite Corp. (NON)                          $166,530
 ....................................................................................................
                     200   AmeriKing, Inc. (NON)                                            10,400
 ....................................................................................................
                  14,720   CellNet Data Systems, Inc. (NON)                                142,600
 ....................................................................................................
                  14,150   Chattem, Inc. (NON)                                             378,513
 ....................................................................................................
                   9,224   Chesapeake Energy Corp. (NON)                                    36,896
 ....................................................................................................
                   4,500   Exide Corp.                                                      75,656
 ....................................................................................................
                   4,852   Hedstrom Holdings, Inc. 144A                                      6,065
 ....................................................................................................
                   9,604   NEXTEL Communications, Inc. Class A (NON)                       238,900
 ....................................................................................................
                     215   Paging Do Brazil Holdings Co., LLC 144A
                           Class B (Brazil) (NON)                                                2
 ....................................................................................................
                      61   Premium Holdings (L.P.) 144A (NON)                                  244
 ....................................................................................................
                  52,810   PSF Holdings LLC Class A (acquired
                           various dates 3/15/95 to 3/17/95
                           cost $1,832,982) (RES)                                          925,231
----------------------------------------------------------------------------------------------------
                           Total Common Stocks
                           (cost $2,735,693)                                            $1,981,037
----------------------------------------------------------------------------------------------------
WARRANTS (0.2%) * (NON)
----------------------------------------------------------------------------------------------------
Number of Warrants                                                 Expiration Date           Value
 ....................................................................................................
                     960   Allegiance Telecom, Inc.                         2/3/08          $2,400
 ....................................................................................................
                   5,000   Becker Gaming Corp. 144A                       11/15/00              50
 ....................................................................................................
                   2,275   Capital Gaming International, Inc.               2/1/99              91
 ....................................................................................................
                   2,575   Cellnet Data Systems, Inc.                      9/15/07         144,200
 ....................................................................................................
                  36,500   CGA Group Ltd. 144A                              1/1/04             730
 ....................................................................................................
                     370   Colt Telecommunications
                           Group PLC                                      12/31/06          92,500
 ....................................................................................................
                   1,100   Comunicacion Cellular 144A
                           (Colombia)                                     11/15/20          77,000
 ....................................................................................................
                     160   Concentric Network Corp.                       12/15/07          21,600
 ....................................................................................................
                   6,075   Consorcio Ecuatoriano 144A
                           (Equador)                                       10/1/00           3,038
 ....................................................................................................
                     100   County Seat Holdings, Inc.                     10/15/98               2
 ....................................................................................................
                     515   Diva Systems Corp.                              5/15/06         164,800
 ....................................................................................................
                      10   E. Spire Communications, Inc.                   11/1/05           1,510
 ....................................................................................................
                     420   Epic Resorts                                    6/15/05               4
 ....................................................................................................
                     375   Esat Holdings, Inc. (Ireland)                    1/1/04          13,125
 ....................................................................................................
                     450   Fitzgerald Gaming Co. 144A                      3/15/99              45
 ....................................................................................................
                   7,087   Fitzgeralds Gaming Co.                         12/19/98              71
 ....................................................................................................
                     450   Foamex (L.P.) Capital Corp.
                           144A                                             7/1/99           2,700
 ....................................................................................................
                     300   Globalstar Telecom 144A                         2/15/04          33,000
 ....................................................................................................
                     750   Hyperion Telecommunications
                           144A                                            4/15/01          72,750
 ....................................................................................................
                   5,181   Intelcom Group 144A                            10/15/05         165,792
 ....................................................................................................
                     650   Interact Systems, Inc.                           8/1/03             163
 ....................................................................................................
                     400   Intermedia Communications                        6/1/00          62,000
 ....................................................................................................
                     270   International Wireless
                           Communications Holdings
                           144A                                            8/15/01             270
 ....................................................................................................
                     650   Iridium World Com 144A                          7/15/05         139,750
 ....................................................................................................
                   1,035   Knology Holdings, Inc. 144A                    10/15/07           1,553
 ....................................................................................................
                     678   Louisiana Casino Cruises, Inc.
                           144A                                            12/1/98          35,934
 ....................................................................................................
                   1,660   McCaw International Ltd.                        4/15/07           4,150
 ....................................................................................................
                   1,135   MGC Communications, Inc.
                           144A                                            10/1/04          68,100
 ....................................................................................................
                   1,500   NEXTEL Communications, Inc.                      1/1/99           1,740
 ....................................................................................................
                     500   Orbital Imaging Corp. 144A                       3/1/05          22,500
 ....................................................................................................
                     585   Orion Network Systems                           1/15/07           7,020
 ....................................................................................................
                     460   Pagemart, Inc. 144A                            12/31/03           3,680
 ....................................................................................................
                     960   Paxson Communications Corp.
                           144A                                            6/30/03              10
 ....................................................................................................
                   4,194   President Riverboat
                           Casinos, Inc.                                   9/30/99           2,097
 ....................................................................................................
                     410   RSL Communications Ltd.                        11/15/06          41,486
 ....................................................................................................
                     415   Spanish Broadcasting Systems
                           144A                                            6/30/99          85,075
 ....................................................................................................
                     235   Sterling Chemicals Holdings                     8/15/08           5,640
 ....................................................................................................
                   1,390   UIH Australia/Pacific, Inc. 144A                5/15/06          20,850
 ....................................................................................................
                     440   Urohealth Systems, Inc.                         4/10/04               4
----------------------------------------------------------------------------------------------------
                           Total Warrants
                           (cost $651,282)                                              $1,297,430
----------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (0.2%) *
----------------------------------------------------------------------------------------------------
Number of Shares                                                                             Value
 ....................................................................................................
                  $2,910   Chesapeake Energy Corp. 144A $3.50
                           cv. cum. pfd.                                                  $122,948
 ....................................................................................................
                  20,000   Kelly Oil & Gas Corp. $2.625 cv. pfd.                           460,000
 ....................................................................................................
                      30   Paxson Communications Corp. 144A
                           9.75% cv. pfd. (PIK)                                            300,000
 ....................................................................................................
                   2,933   XCL Ltd. 144A $9.50 cum. cv. pfd.                               316,764
----------------------------------------------------------------------------------------------------
                           Total Convertible Preferred Stocks
                           (cost $1,205,790)                                            $1,199,712
----------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (6.0%) *
----------------------------------------------------------------------------------------------------
Principal Amount                                                                             Value
 ....................................................................................................
             $21,625,000   U.S. Dollar GKO Pass Through Structured
                           Note (Issued by Deutsche Bank. The
                           principal at redemption is linked to the
                           bid price for the Russian Treasury Bill at
                           maturity, and the change in the spot rate
                           of the Russian Ruble from issue date
                           to maturity date) zero %,
                           October 28, 1998                                             $2,817,738
 ....................................................................................................
              36,997,000   Interest in $750,000,000 joint
                           repurchase agreement dated
                           June 30, 1998 with Goldman, Sachs
                           & Co. due July 1, 1998 with respect
                           to various U.S. Treasury obligations -
                           maturity value of $37,002,961 for
                           an effective yield of 5.8%                                   37,002,961
----------------------------------------------------------------------------------------------------
                           Total Short-Term Investments
                           (cost $40,241,538)                                          $39,820,699
----------------------------------------------------------------------------------------------------
                           Total Investments
                           (cost $668,772,476) ***                                    $673,162,823
----------------------------------------------------------------------------------------------------
Forward Currency Contracts to Buy at June 30, 1998 (Unaudited)
(aggregate face value $113,450,716)
----------------------------------------------------------------------------------------------------
                                                                                    Unrealized
                              Market           Aggregate           Delivery       Appreciation/
                               Value          Face Value               Date      (Depreciation)
 ....................................................................................................
Australian Dollars          $276,889            $278,820            9/16/98            $(1,931)
 ....................................................................................................
Danish Krone               2,691,867           2,741,932            9/16/98            (50,065)
 ....................................................................................................
Deutschemarks             40,937,330          41,798,841            9/16/98           (861,511)
 ....................................................................................................
Italian Lira              11,172,038          11,314,212            9/16/98           (142,174)
 ....................................................................................................
Japanese Yen              45,088,053          44,831,131            9/16/98            256,922
 ....................................................................................................
Spanish Peseta             4,211,270           4,297,007            9/16/98            (85,737)
 ....................................................................................................
Swedish Krona              8,013,761           8,182,626            9/16/98           (168,865)
 ....................................................................................................
Swiss Franc                    5,938               6,147            9/16/98               (209)
----------------------------------------------------------------------------------------------------
                                                                                   $(1,053,570)
----------------------------------------------------------------------------------------------------
Forward Currency Contracts to Sell at June 30, 1998 (Unaudited)
(aggregate face value $133,962,398)
----------------------------------------------------------------------------------------------------
                                                                                     Unrealized
                              Market           Aggregate           Delivery        Appreciation/
                               Value          Face Value               Date       (Depreciation)
 ....................................................................................................
British Pounds           $44,974,936         $43,949,652            9/16/98        $(1,025,284)
 ....................................................................................................
Deutschemarks             52,917,605          53,897,573            9/16/98            979,968
 ....................................................................................................
French Franc                 452,414             462,851            9/16/98             10,437
 ....................................................................................................
Italian Lira               1,992,095           2,020,760            9/16/98             28,665
 ....................................................................................................
Japanese Yen              27,626,066          27,432,545            9/16/98           (193,521)
 ....................................................................................................
South African Rand         4,942,296           5,623,029            9/16/98            680,733
 ....................................................................................................
Swedish Krona                564,171             575,988            9/16/98             11,817
----------------------------------------------------------------------------------------------------
                                                                                      $492,815
----------------------------------------------------------------------------------------------------
Futures Contracts Outstanding at June 30, 1998 (Unaudited)
----------------------------------------------------------------------------------------------------
                                                                                    Unrealized
                               Total           Aggregate         Expiration       Appreciation/
                               Value          Face Value               Date      (Depreciation)
 ....................................................................................................
US Treasury Bonds
20yr (long)              $24,718,750         $24,289,068             Sep-98           $429,682
 ....................................................................................................
US Treasury Notes
10yr (short)              20,491,875          20,323,125             Sep-98           (168,750)
 ....................................................................................................
Municipal Bond
Index (long)               1,991,500           1,977,770             Sep-98             13,730
 ....................................................................................................
US Treasury Notes
10yr (short)               1,977,500           1,982,250             Sep-98              4,750
 ....................................................................................................
Euro Deutschemark
Liffe (long)              12,080,470          12,067,815             Mar-99             12,655
 ....................................................................................................
Euro Lira
Liffe (short)             12,261,729          12,238,333             Mar-99            (23,396)
----------------------------------------------------------------------------------------------------
                                                                                      $268,671
----------------------------------------------------------------------------------------------------
Diversification by Country (Unaudited)
----------------------------------------------------------------------------------------------------
Distribution of investments by country of issue at
June 30, 1998: (as percentage of Market Value)
----------------------------------------------------------------------------------------------------
Argentina                                                                                  1.4%
 ....................................................................................................
Brazil                                                                                     1.6
 ....................................................................................................
Bulgaria                                                                                   1.0
 ....................................................................................................
Canada                                                                                     1.0
 ....................................................................................................
Germany                                                                                    2.5
 ....................................................................................................
Mexico                                                                                     2.1
 ....................................................................................................
Russia                                                                                     1.2
 ....................................................................................................
United Kingdom                                                                             7.3
 ....................................................................................................
United States                                                                             76.8
 ....................................................................................................
Other                                                                                      5.1
----------------------------------------------------------------------------------------------------
Total                                                                                    100.0%
----------------------------------------------------------------------------------------------------

See page 113 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL HIGHLIGHTS





Putnam VT The George Putnam Fund of Boston

Portfolio of investments owned
June 30, 1998 (Unaudited)
COMMON STOCKS (57.5%) *
----------------------------------------------------------------------------------------------------
Number of Shares                                                                             Value
 ....................................................................................................
Aerospace and Defense (0.4%)
 ....................................................................................................
                     700   Lockheed Martin Corp.                                           $74,113
----------------------------------------------------------------------------------------------------
Automotive (1.8%)
 ....................................................................................................
                   1,550   Dana Corp.                                                       82,925
 ....................................................................................................
                   2,300   Ford Motor Co.                                                  135,700
 ....................................................................................................
                   1,340   Goodyear Tire & Rubber Co. (The)                                 86,346
----------------------------------------------------------------------------------------------------
                                                                                           304,971
----------------------------------------------------------------------------------------------------
Basic Industrial Products (2.1%)
 ....................................................................................................
                   1,000   Caterpillar, Inc.                                                52,875
 ....................................................................................................
                   1,300   Cooper Industries, Inc.                                          71,419
 ....................................................................................................
                   1,800   Deere (John) & Co.                                               95,175
 ....................................................................................................
                   1,100   Minnesota Mining & Manufacturing Co.                             90,406
 ....................................................................................................
                   1,400   Owens-Illinois, Inc. (NON)                                       62,650
----------------------------------------------------------------------------------------------------
                                                                                           372,525
----------------------------------------------------------------------------------------------------
Business Equipment and Services (2.4%)
 ....................................................................................................
                   1,400   Hewlett-Packard Co.                                              83,825
 ....................................................................................................
                   1,200   IBM Corp.                                                       137,775
 ....................................................................................................
                   1,800   Pitney Bowes, Inc.                                               86,625
 ....................................................................................................
                   1,000   Xerox Corp.                                                     101,625
----------------------------------------------------------------------------------------------------
                                                                                           409,850
----------------------------------------------------------------------------------------------------
Cable Television (0.6%)
 ....................................................................................................
                   2,500   Comcast Corp. Special Class A                                   101,484
----------------------------------------------------------------------------------------------------
Chemicals (1.6%)
 ....................................................................................................
                   2,500   du Pont (E.I.) de Nemours & Co., Ltd.                           186,563
 ....................................................................................................
                   1,400   Eastman Chemical Co.                                             87,150
----------------------------------------------------------------------------------------------------
                                                                                           273,713
----------------------------------------------------------------------------------------------------
Computer Services and Software (0.9%)
 ....................................................................................................
                   1,065   Computer Associates International, Inc.                          59,174
 ....................................................................................................
                   2,440   Electronic Data Systems Corp.                                    97,600
----------------------------------------------------------------------------------------------------
                                                                                           156,774
----------------------------------------------------------------------------------------------------
Conglomerates (0.7%)
 ....................................................................................................
                   1,100   Temple Inland, Inc. (NON)                                        59,263
 ....................................................................................................
                   1,000   TRW, Inc.                                                        54,625
----------------------------------------------------------------------------------------------------
                                                                                           113,888
----------------------------------------------------------------------------------------------------
Consumer Durable Goods (0.3%)
 ....................................................................................................
                   1,500   Hasbro, Inc.                                                     58,969
----------------------------------------------------------------------------------------------------
Consumer Non Durables (1.8%)
 ....................................................................................................
                   1,000   Colgate-Palmolive Co.                                            88,000
 ....................................................................................................
                   1,900   Kimberly-Clark Corp.                                             87,163
 ....................................................................................................
                   3,700   Philip Morris Cos., Inc.                                        145,688
----------------------------------------------------------------------------------------------------
                                                                                           320,851
----------------------------------------------------------------------------------------------------
Electronics and Electrical Equipment (1.9%)
 ....................................................................................................
                   1,200   Eaton Corp.                                                      93,300
 ....................................................................................................
                   1,900   Emerson Electric Co.                                            114,713
 ....................................................................................................
                   2,100   Texas Instruments, Inc.                                         122,456
----------------------------------------------------------------------------------------------------
                                                                                           330,469
----------------------------------------------------------------------------------------------------
Entertainment (0.5%)
 ....................................................................................................
                   1,100   Time Warner, Inc.                                                93,981
----------------------------------------------------------------------------------------------------
Food and Beverages (3.3%)
 ....................................................................................................
                   1,800   Anheuser-Busch Cos., Inc.                                        84,938
 ....................................................................................................
                   2,900   ConAgra, Inc.                                                    91,894
 ....................................................................................................
                   1,300   General Mills, Inc.                                              88,888
 ....................................................................................................
                   1,700   Heinz (H.J.) Co.                                                 95,413
 ....................................................................................................
                   1,200   Nabisco Holdings Corp. Class A                                   43,275
 ....................................................................................................
                   1,400   Sara Lee Corp.                                                   78,313
 ....................................................................................................
                   3,900   Whitman Corp.                                                    89,456
----------------------------------------------------------------------------------------------------
                                                                                           572,177
----------------------------------------------------------------------------------------------------
Forest Products (0.7%)
 ....................................................................................................
                   2,600   Weyerhaeuser Co.                                                120,088
----------------------------------------------------------------------------------------------------
Health Care (1.9%)
 ....................................................................................................
                   2,400   Columbia/HCA Healthcare Corp.                                    69,900
 ....................................................................................................
                   1,300   Merck & Co., Inc.                                               173,875
 ....................................................................................................
                   1,300   Wellpoint Health Networks, Inc. (NON)                            96,200
----------------------------------------------------------------------------------------------------
                                                                                           339,975
----------------------------------------------------------------------------------------------------
Insurance and Finance (12.9%)
 ....................................................................................................
                   1,200   Allstate Corp.                                                  109,875
 ....................................................................................................
                   1,900   American General Corp.                                          135,256
 ....................................................................................................
                   1,120   BankAmerica Corp.                                                96,810
 ....................................................................................................
                   1,700   BankBoston Corp.                                                 94,563
 ....................................................................................................
                     400   Bankers Trust New York Corp. (CUS)                               46,425
 ....................................................................................................
                   1,500   Charter One Financial, Inc.                                      50,531
 ....................................................................................................
                   1,250   CIGNA Corp.                                                      86,250
 ....................................................................................................
                   1,260   Citicorp                                                        188,055
 ....................................................................................................
                     500   Crestar Financial Corp.                                          27,281
 ....................................................................................................
                   1,700   Federal National Mortgage Association                           103,275
 ....................................................................................................
                   1,600   First Chicago NBD Corp.                                         141,800
 ....................................................................................................
                   2,100   First Union Corp.                                               122,325
 ....................................................................................................
                     700   Firstar Corp.                                                    26,600
 ....................................................................................................
                   1,130   Fleet Financial Group, Inc.                                      94,355
 ....................................................................................................
                   1,100   Hartford Financial Services Group (ITT)                         125,813
 ....................................................................................................
                   2,300   Keycorp                                                          81,938
 ....................................................................................................
                     820   Morgan (J.P.) & Co., Inc.                                        96,043
 ....................................................................................................
                   1,100   Morgan Stanley, Dean Witter,
                           Discover and Co.                                                100,513
 ....................................................................................................
                   2,200   NationsBank Corp.                                               168,300
 ....................................................................................................
                   3,300   Norwest Corp.                                                   123,338
 ....................................................................................................
                   1,800   PNC Bank Corp.                                                   96,863
 ....................................................................................................
                     200   Reliastar Financial Corp.                                         9,600
 ....................................................................................................
                   1,750   Synovus Financial Corp.                                          41,563
 ....................................................................................................
                   1,900   Washington Mutual, Inc.                                          82,531
----------------------------------------------------------------------------------------------------
                                                                                         2,249,903
----------------------------------------------------------------------------------------------------
Medical Supplies and Devices (0.8%)
 ....................................................................................................
                   2,700   Baxter International, Inc.                                      145,294
----------------------------------------------------------------------------------------------------
Oil and Gas (6.2%)
 ....................................................................................................
                   2,900   Amoco Corp.                                                     120,713
 ....................................................................................................
                   1,600   British Petroleum PLC ADR
                           (United Kingdom)                                                141,200
 ....................................................................................................
                   1,500   Elf Aquitane ADR (France)                                       106,500
 ....................................................................................................
                   1,750   Enron Corp.                                                      94,609
 ....................................................................................................
                   2,700   Exxon Corp.                                                     192,544
 ....................................................................................................
                   1,200   Kerr-McGee Corp.                                                 69,450
 ....................................................................................................
                   2,100   Mobil Corp.                                                     160,913
 ....................................................................................................
                   1,900   Sonat, Inc.                                                      73,388
 ....................................................................................................
                   1,800   Total Corp. ADR (France)                                        117,675
----------------------------------------------------------------------------------------------------
                                                                                         1,076,992
----------------------------------------------------------------------------------------------------
Paper and Forest Products (0.1%)
 ....................................................................................................
                     700   Chesapeake Corp.                                                 27,256
----------------------------------------------------------------------------------------------------
Pharmaceuticals (2.8%)
 ....................................................................................................
                   3,400   American Home Products Corp.                                    175,950
 ....................................................................................................
                   1,400   Bristol-Myers Squibb Co.                                        160,913
 ....................................................................................................
                   3,100   Pharmacia & Upjohn, Inc.                                        142,988
----------------------------------------------------------------------------------------------------
                                                                                           479,851
----------------------------------------------------------------------------------------------------
Publishing (0.6%)
 ....................................................................................................
                   1,200   McGraw-Hill, Inc.                                                97,875
----------------------------------------------------------------------------------------------------
REIT's (Real Estate Investment Trust) (0.9%)
 ....................................................................................................
                   1,200   Duke Realty Investments, Inc.                                    28,350
 ....................................................................................................
                   1,100   Equity Residential Properties Trust                              52,181
 ....................................................................................................
                   1,700   Starwood Lodging Trust                                           82,131
----------------------------------------------------------------------------------------------------
                                                                                           162,662
----------------------------------------------------------------------------------------------------
Retail (1.5%)
 ....................................................................................................
                   1,600   May Department Stores Co.                                       104,800
 ....................................................................................................
                   1,400   Sears, Roebuck & Co.                                             85,488
 ....................................................................................................
                   3,300   Toys "R" Us, Inc. (NON)                                          77,756
----------------------------------------------------------------------------------------------------
                                                                                           268,044
----------------------------------------------------------------------------------------------------
Telecommunications (0.4%)
 ....................................................................................................
                     470   Cincinnati Bell, Inc.                                            13,454
 ....................................................................................................
                   1,100   U S West, Inc.                                                   51,700
----------------------------------------------------------------------------------------------------
                                                                                            65,154
----------------------------------------------------------------------------------------------------
Transportation (3.0%)
 ....................................................................................................
                   1,230   Burlington Northern Santa Fe Corp. (NON)                        120,771
 ....................................................................................................
                     800   Delta Air Lines, Inc.                                           103,400
 ....................................................................................................
                   1,680   FDX Corp.                                                       105,420
 ....................................................................................................
                   2,800   Ryder System, Inc.                                               88,375
 ....................................................................................................
                   1,300   UAL Corp. (NON)                                                 101,400
----------------------------------------------------------------------------------------------------
                                                                                           519,366
----------------------------------------------------------------------------------------------------
Utilities (7.4%)
 ....................................................................................................
                   2,000   American Telephone & Telegraph Co.                              114,250
 ....................................................................................................
                   3,500   Ameritech Corp.                                                 157,063
 ....................................................................................................
                   1,700   BellSouth Corp.                                                 114,113
 ....................................................................................................
                   1,900   Duke Energy Corp.                                               112,575
 ....................................................................................................
                   1,600   Entergy Corp.                                                    46,000
 ....................................................................................................
                   2,200   GTE Corp.                                                       122,375
 ....................................................................................................
                   2,400   OGE Energy Corp.                                                 64,800
 ....................................................................................................
                   1,800   P P & L Resources, Inc.                                          40,838
 ....................................................................................................
                   1,600   Potomac Electric Power Co.                                       40,100
 ....................................................................................................
                   2,600   SBC Communications, Inc.                                        104,000
 ....................................................................................................
                   2,900   Sempra Energy (NON)                                              80,475
 ....................................................................................................
                   3,500   Southern Co.                                                     96,906
 ....................................................................................................
                   1,300   Sprint Corp.                                                     91,650
 ....................................................................................................
                   2,300   Texas Utilities Co.                                              95,738
----------------------------------------------------------------------------------------------------
                                                                                         1,280,883
----------------------------------------------------------------------------------------------------
                           Total Common Stocks
                           (cost $10,047,167)                                          $10,017,108
----------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (18.3%) *
----------------------------------------------------------------------------------------------------
Principal Amount                                                                             Value
 ....................................................................................................
U.S. Treasury Obligations (18.3%)
 ....................................................................................................
                           U.S. Treasury Notes
 ....................................................................................................
                 $90,000     5 3/4s, April 30, 2003                                        $90,886
 ....................................................................................................
                  10,000     5 5/8s, May 15, 2008                                           10,136
 ....................................................................................................
               2,070,000     5 1/2s, May 31, 2003                                        2,070,824
 ....................................................................................................
                 910,000     5 1/2s, March 31, 2003                                        909,427
 ....................................................................................................
                  30,000     5 1/2s, May 31, 2000                                           29,995
 ....................................................................................................
                  70,000     5 1/2s, March 31, 2000                                         69,978
----------------------------------------------------------------------------------------------------
                           Total U.S. Government and
                           Agency Obligations (cost $3,168,680)                         $3,181,246
----------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES (4.5%) *
----------------------------------------------------------------------------------------------------
Principal Amount                                                                             Value
 ....................................................................................................
Aerospace and Defense (0.1%)
 ....................................................................................................
                 $25,000   Raytheon Co notes 6.45s, 2002                                   $25,248
----------------------------------------------------------------------------------------------------
Automotive (0.1%)
 ....................................................................................................
                  25,000   Hertz Corp. sr. notes 7s, 2028                                   25,130
----------------------------------------------------------------------------------------------------
Computer Services and Software (0.2%)
 ....................................................................................................
                  25,000   Dell Computer Corp. deb. 7.1s, 2028                              25,536
----------------------------------------------------------------------------------------------------
Conglomerates (0.4%)
 ....................................................................................................
                  20,000   Canadian Pacific Ltd. deb. 9.45s, 2021
                           (Canada)                                                         26,052
 ....................................................................................................
                  30,000   Tyco International Ltd. company guaranty
                           6 3/8s, 2005                                                     30,076
 ....................................................................................................
                  15,000   Tyco International Ltd. company guaranty
                           6 1/4s, 2003                                                     14,964
----------------------------------------------------------------------------------------------------
                                                                                            71,092
----------------------------------------------------------------------------------------------------
Entertainment (0.2%)
 ....................................................................................................
                  25,000   Time Warner Entertainment sr. notes
                           8 3/8s, 2033                                                     29,665
----------------------------------------------------------------------------------------------------
Insurance and Finance (1.2%)
 ....................................................................................................
                  25,000   Allstate Financing II company guaranty
                           7.83s, 2045                                                      26,498
 ....................................................................................................
                  25,000   Executive Risk Capital Trust company
                           guaranty Ser. B, 8.675s, 2027                                    27,107
 ....................................................................................................
                  25,000   First Financial Caribbean Corp. sr. notes
                           7.84s, 2006                                                      26,386
 ....................................................................................................
                  24,000   Lehman Brothers Holdings, Inc. notes
                           6 1/2s, 2002                                                     24,224
 ....................................................................................................
                  25,000   Markel Capital Trust I company guaranty
                           Ser. B, 8.71s, 2046                                              26,759
 ....................................................................................................
                  25,000   Peoples Bank- Bridgeport sub. notes
                           7.2s, 2006                                                       25,963
 ....................................................................................................
                  25,000   St. Paul Bancorp sr. notes 7 1/8s, 2004                          25,847
 ....................................................................................................
                  25,000   Trenwick Capital Trust I company guaranty
                           8.82s, 2037                                                      27,681
----------------------------------------------------------------------------------------------------
                                                                                           210,465
----------------------------------------------------------------------------------------------------
Oil and Gas (0.5%)
 ....................................................................................................
                  35,000   Coastal Corp. bonds 6.95s, 2028                                  34,606
 ....................................................................................................
                  25,000   Global Marine Inc. notes 7s, 2028                                25,223
 ....................................................................................................
                  25,000   Petro Geo-Services AS ADR notes
                           7 1/2s, 2007 (Norway)                                            26,601
----------------------------------------------------------------------------------------------------
                                                                                            86,430
----------------------------------------------------------------------------------------------------
Publishing (0.2%)
 ....................................................................................................
                  25,000   News America Holdings, Inc. deb. 7.7s, 2025                      26,865
----------------------------------------------------------------------------------------------------
Real Estate (0.3%)
 ....................................................................................................
                  25,000   Equity Residential Properties notes
                           6.63s, 2015 (R)                                                  25,172
 ....................................................................................................
                  30,000   OMEGA Healthcare Investors, Inc. notes
                           6.95s, 2007                                                      29,906
----------------------------------------------------------------------------------------------------
                                                                                            55,078
----------------------------------------------------------------------------------------------------
Specialty Consumer Products (0.2%)
 ....................................................................................................
                  30,000   US West Capital Funding, Inc. company
                           guaranty 6 1/4s, 2005                                            29,981
----------------------------------------------------------------------------------------------------
Transportation (0.8%)
 ....................................................................................................
                  25,000   Continental Airlines pass-through
                           certificates Ser. 97CI, 7.42s, 2007                              25,666
 ....................................................................................................
                 100,000   CSX Corp. deb. 7.95s, 2027                                      113,642
----------------------------------------------------------------------------------------------------
                                                                                           139,308
----------------------------------------------------------------------------------------------------
Utilities (0.3%)
 ....................................................................................................
                  25,000   Edison Mission Energy 144A company
                           guaranty 7.33s, 2008                                             26,504
 ....................................................................................................
                  25,000   Texas Utilities Electric Capital Trust V
                           company guaranty 8.175s, 2037                                    26,223
----------------------------------------------------------------------------------------------------
                                                                                            52,727
----------------------------------------------------------------------------------------------------
                           Total Corporate Bonds and Notes
                           (cost $774,823)                                                $777,525
----------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (0.1%) * (cost $14,085)
----------------------------------------------------------------------------------------------------
Number of Shares                                                                             Value
 ....................................................................................................
                     200   K mart Financing I $3.875 cum. cv. pfd.                         $14,000
----------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (21.7%) * (cost $3,776,608)
----------------------------------------------------------------------------------------------------
Principal Amount                                                                             Value
 ....................................................................................................
              $3,776,000   Interest in $750,000,000 joint repurchase
                           agreement dated June 30, 1998 with
                           Goldman, Sachs & Co. due July 1, 1998
                           with respect to various U.S. Treasury
                           obligations - maturity value of
                           $3,776,608 for an effective yield of 5.8%                    $3,776,608
----------------------------------------------------------------------------------------------------
                           Total Investments
                           (cost $17,781,363) ***                                      $17,766,487
----------------------------------------------------------------------------------------------------

See page 113 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



Putnam VT Global Asset Allocation Fund

Portfolio of investments owned
June 30, 1998 (Unaudited)
COMMON STOCKS (63.8%) *
----------------------------------------------------------------------------------------------------
Number of Shares                                                                             Value
 ....................................................................................................
Advertising (0.1%)
 ....................................................................................................
                  15,150   Lamar Advertising Co. (NON)                                    $543,506
----------------------------------------------------------------------------------------------------
Aerospace and Defense (0.4%)
 ....................................................................................................
                  43,530   Boeing Co.                                                    1,939,806
 ....................................................................................................
                  32,700   Bombardier, Inc. (Canada)                                       891,190
 ....................................................................................................
                  12,500   Hawker Pacific Aerospace (NON)                                  139,063
 ....................................................................................................
                  17,150   REMEC, Inc. (NON)                                               195,081
 ....................................................................................................
                  63,483   Smiths Industries PLC (United Kingdom)                          878,304
----------------------------------------------------------------------------------------------------
                                                                                         4,043,444
----------------------------------------------------------------------------------------------------
Agriculture (--%)
 ....................................................................................................
                 290,000   PPB Oil Palms Berhad (Malaysia) (NON)                           190,025
----------------------------------------------------------------------------------------------------
Automotive (1.4%)
 ....................................................................................................
                   1,074   Bayerische Motoren Werke (BMW)
                           AG (Germany)                                                  1,084,398
 ....................................................................................................
                  24,000   Bridgestone Corp. (Japan)                                       565,802
 ....................................................................................................
                  13,300   CSK Auto Corp. (NON)                                            335,825
 ....................................................................................................
                  44,295   Dana Corp.                                                    2,369,783
 ....................................................................................................
                  40,930   Ford Motor Co.                                                2,414,870
 ....................................................................................................
                  44,290   Goodyear Tire & Rubber Co. (The)                              2,853,937
 ....................................................................................................
                  16,000   Honda Motor Co., Ltd. (Japan)                                   568,102
 ....................................................................................................
                  35,540   Lear Corp. (NON)                                              1,823,646
 ....................................................................................................
                  24,984   Michelin Corp. Class B (France)                               1,438,966
 ....................................................................................................
                 249,000   Qingling Motors Co. (China) (NON)                                69,109
 ....................................................................................................
                   4,760   Renault S.A. (France) (NON)                                     270,148
 ....................................................................................................
                   1,005   Volkswagon AG (Germany)                                         969,137
 ....................................................................................................
                  20,349   Volvo AB Class B (Sweden)                                       604,716
----------------------------------------------------------------------------------------------------
                                                                                        15,368,439
----------------------------------------------------------------------------------------------------
Basic Industrial Products (1.8%)
 ....................................................................................................
                 101,900   Alfa S.A. de C.V. Class A, (Mexico)                             424,346
 ....................................................................................................
                  10,780   Caterpillar, Inc.                                               569,993
 ....................................................................................................
                  41,525   Cooper Industries, Inc.                                       2,281,280
 ....................................................................................................
                  23,500   Daewoo Heavy Industries (South Korea)                            71,701
 ....................................................................................................
                  35,610   Deere (John) & Co.                                            1,882,879
 ....................................................................................................
                 123,275   Ingersoll-Rand Co.                                            5,431,805
 ....................................................................................................
               1,083,500   International Container Terminal
                           Services, Inc. (Philippines) (NON)                              124,015
 ....................................................................................................
                  17,900   Larsen & Toubro Ltd. (India) (NON)                              193,721
 ....................................................................................................
                  25,680   Minnesota Mining & Manufacturing Co.                          2,110,575
 ....................................................................................................
                  99,485   Owens-Illinois, Inc. (NON)                                    4,451,954
 ....................................................................................................
                     253   Rieter Holding AG (Switzerland)                                 174,885
 ....................................................................................................
                   1,467   Sandvik AB (Sweden)                                              40,475
 ....................................................................................................
                  21,155   Sandvik AB Class B, (Sweden)                                    579,698
 ....................................................................................................
                   5,166   Siderurgica Venezolana (Venezuela)                               31,075
----------------------------------------------------------------------------------------------------
                                                                                        18,368,402
----------------------------------------------------------------------------------------------------
Biotechnology (0.2%)
 ....................................................................................................
                   9,200   Digene Corp. (NON)                                               89,700
 ....................................................................................................
                   8,200   Kendle International, Inc. (NON)                                248,050
 ....................................................................................................
                  26,800   Quintiles Transnational Corp. (NON)                           1,318,225
 ....................................................................................................
                   6,700   Serologicals Corp.                                              216,075
 ....................................................................................................
                   5,600   Sonus Pharmaceuticals, Inc. (NON)                                68,950
----------------------------------------------------------------------------------------------------
                                                                                         1,941,000
----------------------------------------------------------------------------------------------------
Broadcasting (0.9%)
 ....................................................................................................
                 543,000   Benpres Holdings Corp. GDR
                           (Philippines) (NON)                                              82,431
 ....................................................................................................
                 108,800   CBS Corp.                                                     3,454,400
 ....................................................................................................
                  17,875   Grupo Televisa S.A. GDR (Mexico) (NON)                          672,547
 ....................................................................................................
                  17,800   Heftel Broadcasting Corp. Class A (NON)                         796,550
 ....................................................................................................
                  23,000   Jones Intercable, Inc. (NON)                                    575,000
 ....................................................................................................
                  15,450   SAGA Communications Inc. Class A (NON)                          216,300
 ....................................................................................................
                   9,000   Scandinavian Broadcasting System S.A.
                           (Luxembourg) (NON)                                              271,688
 ....................................................................................................
                   4,620   Sinclair Broadcast Group, Inc. Class A (NON)                    132,825
 ....................................................................................................
                  81,000   Tele-Communications, Inc. Class A, (NON)                      3,113,438
----------------------------------------------------------------------------------------------------
                                                                                         9,315,179
----------------------------------------------------------------------------------------------------
Building and Construction (0.7%)
 ....................................................................................................
                  10,000   Barnett, Inc. (NON)                                             202,500
 ....................................................................................................
                  75,400   Cemex S.A. de C.V. Class B (Mexico) (NON)                       332,511
 ....................................................................................................
                  28,462   Cemex, S.A. de C.V. (Mexico)                                    107,245
 ....................................................................................................
                  69,000   Cheung Kong Infrastructure Holdings
                           (Hong Kong)                                                     130,491
 ....................................................................................................
                   7,800   Cimpor-Cimentos de Portugal, SGPS,
                           S.A. (Portugal)                                                 273,573
 ....................................................................................................
                 150,000   Corporacion Moctezuma, S.A. de C.V.
                           (Mexico) (NON)                                                  175,840
 ....................................................................................................
                 121,434   CRH PLC (Ireland) (NON)                                       1,719,595
 ....................................................................................................
                  15,700   Dycom Industries, Inc. (NON)                                    529,875
 ....................................................................................................
                  13,000   Grupo Imsa S.A. de C.V. ADR (Mexico) (NON)                      196,625
 ....................................................................................................
                  24,900   Gujarat Ambuja Cements Ltd.
                           GDR (India) (NON)                                               124,500
 ....................................................................................................
                 524,000   IJM Copr. Berhad (Malaysia)                                     139,886
 ....................................................................................................
                   4,153   Lafarge Coppee (France)                                         428,356
 ....................................................................................................
                  41,600   Masco Corp.                                                   2,516,800
 ....................................................................................................
                   5,173   VA Technolgies AG (Austria)                                     642,760
----------------------------------------------------------------------------------------------------
                                                                                         7,520,557
----------------------------------------------------------------------------------------------------
Business Equipment and Services (3.0%)
 ....................................................................................................
                  13,000   ACSYS, Inc. (NON)                                               178,750
 ....................................................................................................
                   8,400   Analytical Surveys, Inc. (NON)                                  307,650
 ....................................................................................................
                   3,700   AnswerThink Consulting Group, Inc. (NON)                         79,550
 ....................................................................................................
                 165,300   Cendant Corp. (NON)                                           3,450,638
 ....................................................................................................
                  15,800   Condor Technology Solutions, Inc. (NON)                         233,050
 ....................................................................................................
                  13,400   CORT Business Services Corp. (NON)                              422,100
 ....................................................................................................
                   9,700   Cunningham Graphics International, Inc. (NON)                   167,325
 ....................................................................................................
                  49,000   Dai Nippon Printing Co., Ltd. (Japan)                           780,097
 ....................................................................................................
                  10,200   Data Dimensions, Inc. (NON)                                     174,038
 ....................................................................................................
                  11,000   Data Processing Resources Corp. (NON)                           341,688
 ....................................................................................................
                   6,100   F.Y.I., Inc. (NON)                                              173,850
 ....................................................................................................
                  10,600   First Virtual Corporation (NON)                                 128,525
 ....................................................................................................
                 110,336   HBO & Co.                                                     3,889,344
 ....................................................................................................
                  34,570   IBM Corp.                                                     3,969,068
 ....................................................................................................
                  14,800   Lason Holdings, Inc. (NON)                                      806,600
 ....................................................................................................
                  19,560   Mannesmann AG (Germany)                                       2,007,403
 ....................................................................................................
                   8,250   Metamor Worldwide, Inc. (NON)                                   290,297
 ....................................................................................................
                  18,800   NCO Group, Inc. (NON)                                           413,600
 ....................................................................................................
                   9,300   Outsource International, Inc. (NON)                              83,700
 ....................................................................................................
                  86,190   Pitney Bowes, Inc.                                            4,147,894
 ....................................................................................................
                  14,100   PMT Services, Inc. (NON)                                        358,669
 ....................................................................................................
                   5,700   ProBusiness Services, Inc. (NON)                                266,475
 ....................................................................................................
                  11,247   Provant, Inc. (NON)                                             206,664
 ....................................................................................................
                   8,800   RCM Technologies, Inc. (NON)                                    178,750
 ....................................................................................................
                  18,120   Renaissance Worldwide, Inc.                                     394,110
 ....................................................................................................
                  13,200   Rental Service Corp. (NON)                                      443,850
 ....................................................................................................
                  42,000   Ricoh Co., Ltd. (Japan) (NON)                                   441,041
 ....................................................................................................
                   9,300   Romac International, Inc. (NON)                                 282,488
 ....................................................................................................
                  98,835   Securicor Group PLC (United Kingdom)                            803,971
 ....................................................................................................
                  16,300   Staff Leasing, Inc. (NON)                                       480,850
 ....................................................................................................
                  56,390   Xerox Corp.                                                   5,730,634
----------------------------------------------------------------------------------------------------
                                                                                        31,632,669
----------------------------------------------------------------------------------------------------
Chemicals (0.9%)
 ....................................................................................................
                  31,348   Akzo-Nobel N.V. (Netherlands) (NON)                           1,738,906
 ....................................................................................................
                  24,164   Bayer AG ADR (Germany)                                        1,248,640
 ....................................................................................................
                  42,588   du Pont (E.I.) de Nemours & Co., Ltd.                         3,178,130
 ....................................................................................................
                  27,940   Eastman Chemical Co.                                          1,739,265
 ....................................................................................................
                  47,335   Witco Chemical Corp.                                          1,384,549
----------------------------------------------------------------------------------------------------
                                                                                         9,289,490
----------------------------------------------------------------------------------------------------
Communications (0.3%)
 ....................................................................................................
                   8,600   Advanced Communication Systems, Inc. (NON)                      106,963
 ....................................................................................................
                  60,710   MediaOne Group Inc. (NON)                                     2,667,446
----------------------------------------------------------------------------------------------------
                                                                                         2,774,409
----------------------------------------------------------------------------------------------------
Computer Equipment (0.2%)
 ....................................................................................................
                  20,700   Artesyn Technologies, Inc. (NON)                                331,200
 ....................................................................................................
                  22,500   Asustek Computer, Inc. GDR (Taiwan) (NON)                       180,000
 ....................................................................................................
                  73,920   Seagate Technology, Inc. (NON)                                1,760,220
----------------------------------------------------------------------------------------------------
                                                                                         2,271,420
----------------------------------------------------------------------------------------------------
Computer Services and Software (4.1%)
 ....................................................................................................
                  12,800   Analysts International Corp.                                    363,200
 ....................................................................................................
                   2,200   Aspect Development, Inc. (NON)                                  166,375
 ....................................................................................................
                  13,800   Best Software, Inc. (NON)                                       291,525
 ....................................................................................................
                  85,400   BMC Software, Inc. (NON)                                      4,435,463
 ....................................................................................................
                  10,400   BrightStar Information
                           Technology Group, Inc. (NON)                                    144,300
 ....................................................................................................
                  37,500   Cisco Systems, Inc. (NON)                                     3,452,344
 ....................................................................................................
                  19,400   Complete Business Solutions, Inc. (NON)                         697,188
 ....................................................................................................
                  95,180   Computer Associates International, Inc.                       5,288,439
 ....................................................................................................
                   9,912   Computer Horizons Corp. (NON)                                   367,364
 ....................................................................................................
                  20,200   Computer Learning Centers, Inc. (NON)                           502,475
 ....................................................................................................
                  11,400   Computer Task Group, Inc.                                       381,900
 ....................................................................................................
                  37,400   Compuware Corp. (NON)                                         1,912,075
 ....................................................................................................
                  17,100   Dell Computer Corp. (NON)                                     1,587,094
 ....................................................................................................
                   3,100   Deltek Systems, Inc. (NON)                                       75,950
 ....................................................................................................
                  71,700   EMC Corp. (NON)                                               3,213,056
 ....................................................................................................
                   8,600   Evolving Systems, Inc. (NON)                                     95,138
 ....................................................................................................
                   3,400   Formula Systems Ltd. (Israel) (NON)                             118,976
 ....................................................................................................
                  95,000   Fujitsu Ltd.                                                    996,909
 ....................................................................................................
                  11,900   Fundtech Ltd. (NON)                                             224,613
 ....................................................................................................
                  12,856   GeoTel Communications Corp. (NON)                               523,882
 ....................................................................................................
                  19,650   Harbinger Corp. (NON)                                           475,284
 ....................................................................................................
                  15,600   IDT Corp. (NON)                                                 468,975
 ....................................................................................................
                  11,248   Information Management Resources, Inc. (NON)                    380,306
 ....................................................................................................
                   6,700   Keane, Inc. (NON)                                               375,200
 ....................................................................................................
                  15,200   Legato Systems, Inc. (NON)                                      592,800
 ....................................................................................................
                   8,400   Medirisk, Inc. (NON)                                            170,100
 ....................................................................................................
                   9,400   Metro Information Services, Inc. (NON)                          367,775
 ....................................................................................................
                  74,800   Microsoft Corp. (NON)                                         8,106,450
 ....................................................................................................
                  44,655   NCR Corp. (NON)                                               1,451,288
 ....................................................................................................
                  65,500   Parametric Technology Corp. (NON)                             1,776,688
 ....................................................................................................
                  16,200   Pegasus Systems, Inc. (NON)                                     415,125
 ....................................................................................................
                  42,200   PeopleSoft, Inc. (NON)                                        1,983,400
 ....................................................................................................
                  17,200   Peregrine Systems, Inc. (NON)                                   490,200
 ....................................................................................................
                   4,800   Pinnacle Systems, Inc. (NON)                                    155,400
 ....................................................................................................
                  20,500   Simione Central Holdings, Inc. (NON)                            139,656
 ....................................................................................................
                  13,500   Software AG Systems, Inc. (NON)                                 394,875
 ....................................................................................................
                   5,500   SPR Inc. (NON)                                                  171,188
 ....................................................................................................
                  16,800   Summit Design, Inc. (NON)                                       246,750
 ....................................................................................................
                  10,100   Visual Networks, Inc. (NON)                                     369,913
 ....................................................................................................
                  14,400   Walker Interactive Systems, Inc. (NON)                          212,400
----------------------------------------------------------------------------------------------------
                                                                                        43,582,039
----------------------------------------------------------------------------------------------------
Computers (--%)
 ....................................................................................................
                  18,600   Acer Inc. (Taiwan) (NON)                                        111,600
----------------------------------------------------------------------------------------------------
Conglomerates (1.1%)
 ....................................................................................................
                 244,386   BTR PLC (United Kingdom)                                        692,524
 ....................................................................................................
                  42,600   Granada Group PLC (United Kingdom)                              782,530
 ....................................................................................................
                  25,125   Lonrho PLC (South Africa)                                       113,522
 ....................................................................................................
                  25,125   Lonrho Africa PLC (United Kingdom)                               29,215
 ....................................................................................................
                 233,755   Tomkins PLC (United Kingdom)                                  1,267,324
 ....................................................................................................
                 141,200   Tyco International Ltd. (NON)                                 8,895,600
----------------------------------------------------------------------------------------------------
                                                                                        11,780,715
----------------------------------------------------------------------------------------------------
Consumer Durable Goods (0.2%)
 ....................................................................................................
                 166,000   Guangdong Kelon Elec Holding
                           (Hong Kong)                                                     130,717
 ....................................................................................................
                  50,855   Hasbro, Inc.                                                  1,999,237
 ....................................................................................................
               1,250,400   Vestel Elektronik Sanayi ve Ticaret A.S.
                           (Turkey)                                                        166,903
----------------------------------------------------------------------------------------------------
                                                                                         2,296,857
----------------------------------------------------------------------------------------------------
Consumer Non Durables (2.2%)
 ....................................................................................................
                 149,403   B A T Industries PLC (United Kingdom)                         1,494,239
 ....................................................................................................
                  56,200   Colgate-Palmolive Co.                                         4,945,600
 ....................................................................................................
                  34,295   Clorox Co.                                                    3,270,886
 ....................................................................................................
                  31,200   Estee Lauder Cos. Class A                                     2,174,250
 ....................................................................................................
                  16,900   French Fragrances Inc. (NON)                                    264,063
 ....................................................................................................
                     910   Hedstrom Holdings, Inc. 144A                                      1,138
 ....................................................................................................
                  72,000   KAO Corp. (Japan)                                             1,107,453
 ....................................................................................................
                  42,940   Kimberly-Clark Corp.                                          1,969,873
 ....................................................................................................
                  92,900   Kimberly-Clark de Mexico, S.A. de C.V.
                           Class A, (Mexico)                                               330,860
 ....................................................................................................
                  21,000   Onward Kashiyama Co. Ltd. (Japan)                               261,877
 ....................................................................................................
                  71,915   Philip Morris Cos., Inc.                                      2,831,653
 ....................................................................................................
                  42,100   Procter & Gamble Co.                                          3,833,731
 ....................................................................................................
                   5,300   U.S.A. Floral Products, Inc. (NON)                               83,475
 ....................................................................................................
                   8,900   Wesley Jessen VisionCare, Inc. (NON)                            205,813
----------------------------------------------------------------------------------------------------
                                                                                        22,774,911
----------------------------------------------------------------------------------------------------
Consumer Products (0.1%)
 ....................................................................................................
                   5,700   Home Products International, Inc. (NON)                          66,263
 ....................................................................................................
                  13,400   Media Arts Group, Inc. (NON)                                    257,950
 ....................................................................................................
                  29,000   Shiseido Co., Ltd. (Japan)                                      328,498
 ....................................................................................................
                  13,100   Weider Nutrition International, Inc.                            222,700
----------------------------------------------------------------------------------------------------
                                                                                           875,411
----------------------------------------------------------------------------------------------------
Consumer Services (1.3%)
 ....................................................................................................
                  14,300   Ambassadors International, Inc. (NON)                           433,469
 ....................................................................................................
                  15,800   America Online, Inc. (NON)                                    1,674,800
 ....................................................................................................
                     130   AmeriKing, Inc. (NON)                                             6,760
 ....................................................................................................
                   7,100   Bright Horizons, Inc. (NON)                                     198,800
 ....................................................................................................
                  11,200   Carey International, Inc. (NON)                                 313,600
 ....................................................................................................
                  11,400   Indian Hotels, Co. Ltd. GDR (India)                              86,925
 ....................................................................................................
                  39,200   Interpublic Group Cos. Inc.                                   2,378,950
 ....................................................................................................
                  14,500   Market Facts, Inc. (NON)                                        315,375
 ....................................................................................................
                  43,300   Marriott International, Inc. Class A                          1,401,838
 ....................................................................................................
                  39,075   McDonald's Corp.                                              2,696,175
 ....................................................................................................
                   7,300   MemberWorks Inc. (NON)                                          235,425
 ....................................................................................................
                   7,000   Morton's Restaurant Group, Inc. (NON)                           168,438
 ....................................................................................................
                  18,550   On Assignment, Inc. (NON)                                       648,091
 ....................................................................................................
                   5,700   PJ America Inc. (NON)                                           104,025
 ....................................................................................................
                  24,000   Rent-Way, Inc.                                                  732,000
 ....................................................................................................
                   9,450   Steiner Leisure Ltd. (NON)                                      285,863
 ....................................................................................................
                  15,303   Strayer Education, Inc. (NON)                                   554,734
 ....................................................................................................
                   6,203   TNT Post Group NV (Netherlands) (NON)                           158,271
 ....................................................................................................
                  10,200   Travel Services International Inc. (NON)                        335,325
 ....................................................................................................
                  15,939   Vedior (NON)                                                    449,696
----------------------------------------------------------------------------------------------------
                                                                                        13,178,560
----------------------------------------------------------------------------------------------------
Education (0.1%)
 ....................................................................................................
                  11,800   Career Education Corp. (NON)                                    289,100
 ....................................................................................................
                  12,900   Education Management Corp. (NON)                                424,088
----------------------------------------------------------------------------------------------------
                                                                                           713,188
----------------------------------------------------------------------------------------------------
Electronics and Electrical Equipment (2.8%)
 ....................................................................................................
                  10,200   Advanced Lighting Technologies, Inc. (NON)                      237,150
 ....................................................................................................
                   6,100   Applied Micro Circuits Corp. (NON)                              157,838
 ....................................................................................................
                   5,600   Ase Test Limited (Taiwan) (NON)                                 173,600
 ....................................................................................................
                   9,900   ATMI, Inc.                                                      148,500
 ....................................................................................................
                  31,000   Canon, Inc. (Japan)                                             701,861
 ....................................................................................................
                  80,819   Cookson Group PLC (United Kingdom)                              277,517
 ....................................................................................................
                  16,786   Delaware Global Technologies Corp. (NON)                        167,860
 ....................................................................................................
                  21,540   Eaton Corp.                                                   1,674,735
 ....................................................................................................
                  31,395   Emerson Electric Co.                                          1,895,473
 ....................................................................................................
                   1,032   Flextronics International Ltd. (NON)                             44,892
 ....................................................................................................
                  84,000   General Electric Co.                                          7,644,000
 ....................................................................................................
                  17,400   Harmonic Lightwaves, Inc. (NON)                                 267,525
 ....................................................................................................
                  40,100   Hewlett-Packard Co.                                           2,400,988
 ....................................................................................................
                  14,000   Hon Hai Precision Industry (Taiwan) (NON)                        70,915
 ....................................................................................................
                  29,000   Iberdola S.A. (Spain)                                           470,608
 ....................................................................................................
                     600   Integrated Process Equipment Corp. (NON)                          6,750
 ....................................................................................................
                   3,200   Micrel, Inc. (NON)                                              104,000
 ....................................................................................................
                  15,481   Molins PLC (United Kingdom)                                      56,256
 ....................................................................................................
                  43,000   Omron Corp. (Japan)                                             655,214
 ....................................................................................................
                  92,000   Pacific Electrical Wire and Cable (Taiwan) (NON                  80,347
 ....................................................................................................
                  19,787   Philips Electronics N.V. (Netherlands)                        1,660,244
 ....................................................................................................
                  16,900   Premier Farnell PLC (United Kingdom)                             85,639
 ....................................................................................................
                   8,300   QLogic Corp.                                                    296,206
 ....................................................................................................
                   7,000   Rohm Co. Ltd. (Japan)                                           716,955
 ....................................................................................................
                   4,725   Samsung Electronics Co. (South Korea)                           146,579
 ....................................................................................................
                  32,000   Siebe PLC (United Kingdom)                                      638,489
 ....................................................................................................
                  13,992   Siliconware Precision Industries Co.
                           GDR (Taiwan) (NON)                                              112,985
 ....................................................................................................
                  14,000   Sony Corp. (Japan)                                            1,202,472
 ....................................................................................................
                  17,026   STMicroelectronics N.V. ADR (France) (NON)                    1,189,692
 ....................................................................................................
                   5,100   Tadiran Ltd. (Israel)                                           168,318
 ....................................................................................................
                  15,800   Taiwan Semiconductor Manufacturing Co.
                           (Taiwan) (NON)                                                  266,625
 ....................................................................................................
                  93,715   Texas Instruments, Inc.                                       5,464,756
 ....................................................................................................
                  16,000   Tokyo Electron Ltd. (Japan)                                     488,751
----------------------------------------------------------------------------------------------------
                                                                                        29,673,740
----------------------------------------------------------------------------------------------------
Energy-Related (0.1%)
 ....................................................................................................
                 155,000   Beijing Datang Power Generation Co., Ltd.
                           (China) (NON)                                                    43,520
 ....................................................................................................
                  12,100   BSES Ltd. GDR (India) (NON)                                     124,933
 ....................................................................................................
                  12,500   KTI, Inc. (NON)                                                 270,313
 ....................................................................................................
                  79,000   Malakoff Berhard (Malaysia)                                     146,669
----------------------------------------------------------------------------------------------------
                                                                                           585,435
----------------------------------------------------------------------------------------------------
Entertainment (0.8%)
 ....................................................................................................
                 122,000   Berjaya Sports Toto Berhad (Malaysia)                           182,090
 ....................................................................................................
                  84,400   Carnival Corp. Class A                                        3,344,350
 ....................................................................................................
                   6,500   Penske Motorsports, Inc. (NON)                                  189,719
 ....................................................................................................
                  30,700   Time Warner, Inc.                                             2,622,931
 ....................................................................................................
                  32,295   Viacom, Inc. Class B (NON)                                    1,881,184
 ....................................................................................................
                  16,400   Vistana, Inc.                                                   301,350
----------------------------------------------------------------------------------------------------
                                                                                         8,521,624
----------------------------------------------------------------------------------------------------
Environmental Control (0.5%)
 ....................................................................................................
                  10,287   Vivendi (France)                                              2,191,685
 ....................................................................................................
                     800   Companhia de Saneamento Basico do
                           Estado de Sao Paulo (Brazil)                                     96,152
 ....................................................................................................
                  15,500   Superior Services, Inc. (NON)                                   465,969
 ....................................................................................................
                  46,100   USA Waste Services, Inc. (NON)                                2,276,188
----------------------------------------------------------------------------------------------------
                                                                                         5,029,994
----------------------------------------------------------------------------------------------------
Food and Beverages (2.6%)
 ....................................................................................................
                  13,200   AquaPenn Spring Water Company, Inc. (NON)                       113,850
 ....................................................................................................
                  84,606   Bass PLC (United Kingdom)                                     1,583,764
 ....................................................................................................
                   7,500   Celestial Seasonings, Inc. (NON)                                371,250
 ....................................................................................................
                  79,000   Coca-Cola Enterprises, Inc.                                   3,100,750
 ....................................................................................................
                  20,200   Coca-Cola Femsa S.A. ADR (Mexico)                               350,975
 ....................................................................................................
                  30,000   Companhia Brasileira de Distribuicao
                           Grupo Pao de Acucar ADR (Brazil) (NON)                          678,750
 ....................................................................................................
                 476,300   Cosmos Bottling Corp. (Philippines)                              53,942
 ....................................................................................................
                 813,000   Cosmos Bottling Corp. 144A (NON)                                 92,075
 ....................................................................................................
                   9,800   Fomento Economico Mexicano, S.A. de
                           C.V. Class B, (Mexico)                                          310,729
 ....................................................................................................
                  26,375   General Mills, Inc.                                           1,803,391
 ....................................................................................................
                 101,089   Greencore Group PLC (Ireland)                                   548,950
 ....................................................................................................
                  14,000   Hain Food Group, Inc. (The) (NON)                               362,250
 ....................................................................................................
                  50,875   Heinz (H.J.) Co.                                              2,855,359
 ....................................................................................................
                   1,480   Nestle S.A. (Switzerland)                                     3,162,660
 ....................................................................................................
                  17,700   Panamerican Beverages, Inc. Class A,
                           (Mexico)                                                        556,444
 ....................................................................................................
                  56,080   PepsiCo, Inc.                                                 2,309,795
 ....................................................................................................
                  20,800   Pick Szeged Rt. GDR 144A (Hungary)                              241,696
 ....................................................................................................
                  44,325   Quaker Oats Co. (The)                                         2,435,105
 ....................................................................................................
                  67,570   Sara Lee Corp.                                                3,779,697
 ....................................................................................................
                 114,175   Whitman Corp.                                                 2,618,889
----------------------------------------------------------------------------------------------------
                                                                                        27,330,321
----------------------------------------------------------------------------------------------------
Funeral/Cemetery Services (0.1%)
 ....................................................................................................
                  23,550   Equity Corporation International (NON)                          565,200
----------------------------------------------------------------------------------------------------
Health Care (0.7%)
 ....................................................................................................
                  21,300   American Oncology Resources, Inc. (NON)                         260,259
 ....................................................................................................
                  24,550   Cardinal Health, Inc.                                         2,301,563
 ....................................................................................................
                   9,600   Carematrix Corp. (NON)                                          258,600
 ....................................................................................................
                   8,885   Concentra Managed Care, Inc. (NON)                              231,010
 ....................................................................................................
                   5,900   DAOU Systems, Inc. (NON)                                        134,963
 ....................................................................................................
                  95,100   HEALTHSOUTH Corp. (NON)                                       2,537,981
 ....................................................................................................
                   7,581   IMPATH, Inc. (NON)                                              184,313
 ....................................................................................................
                   5,900   NCS HealthCare, Inc. Class A (NON)                              168,150
 ....................................................................................................
                   1,700   Pediatrix Medical Group, Inc. (NON)                              63,219
 ....................................................................................................
                   3,700   Province Healthcare Co. (NON)                                   102,444
 ....................................................................................................
                   7,450   Renal Care Group, Inc. (NON)                                    328,266
 ....................................................................................................
                  11,000   SteriGenics International, Inc. (NON)                           286,000
----------------------------------------------------------------------------------------------------
                                                                                         6,856,768
----------------------------------------------------------------------------------------------------
Hospital Management and Medical Services (0.1%)
 ....................................................................................................
                  12,200   Amsurg Corp. (NON)                                               93,025
 ....................................................................................................
                  10,800   Centennial HealthCare Corp. (NON)                               195,750
 ....................................................................................................
                   8,400   First Consulting Group, Inc. (NON)                              220,500
 ....................................................................................................
                  20,800   Medquist, Inc. (NON)                                            600,600
 ....................................................................................................
                   2,604   National Surgery Centers, Inc. (NON)                             75,679
 ....................................................................................................
                  22,100   ProMedCo Management Co. (NON)                                   226,525
----------------------------------------------------------------------------------------------------
                                                                                         1,412,079
----------------------------------------------------------------------------------------------------
Insurance and Finance (13.7%)
 ....................................................................................................
                  59,430   ABN AMRO Holding N.V. (Netherlands)                           1,388,061
 ....................................................................................................
                  38,500   ABSA Group Ltd. (South Africa)                                  236,628
 ....................................................................................................
                   5,000   Acom Co. Ltd. (Japan)                                           236,829
 ....................................................................................................
                   9,223   AGF (Assurances Generales de France)
                           (France)                                                        520,701
 ....................................................................................................
                   2,395   Ahmanson (H.F.) & Co.                                           170,045
 ....................................................................................................
                   1,661   Allianz Versicherungs AG (Germany) (NON)                        552,748
 ....................................................................................................
                 122,828   Allied Irish Banks PLC (Ireland)                              1,770,116
 ....................................................................................................
                  24,045   Allstate Corp.                                                2,201,620
 ....................................................................................................
                   2,600   Alpha Credit Bank (Greece)                                      210,549
 ....................................................................................................
                  64,700   American Express Co.                                          7,375,800
 ....................................................................................................
                  37,735   American General Corp.                                        2,686,260
 ....................................................................................................
                  30,800   American International Group, Inc.                            4,496,800
 ....................................................................................................
                  38,115   AON Corp.                                                     2,677,579
 ....................................................................................................
                  17,000   Associates First Capital Corp.                                1,306,875
 ....................................................................................................
                  56,100   Banco Bradesco S.A. BRC (Brazil)                                468,108
 ....................................................................................................
                   2,441   Banco Commercial Portugues, S.A.
                           (Portugal)                                                       69,191
 ....................................................................................................
                   9,200   Banco Frances del Rio de la Plata ADR
                           (Argentina)                                                     211,025
 ....................................................................................................
                  21,348   Banco Frances del Rio de la Plata S.A.
                           ADR (Argentina)                                                 161,407
 ....................................................................................................
                  61,400   Bangkok Bank Public Co. (Thailand)                               75,749
 ....................................................................................................
                 200,000   Bank Leumi Le-Israel (Israel)                                   398,986
 ....................................................................................................
                   2,400   Bank of Greece, S.A. (Greece)                                   307,230
 ....................................................................................................
                  88,555   Bank of Ireland (Ireland)                                     1,806,408
 ....................................................................................................
                  60,755   Bank of Nova Scotia (Canada)                                  1,506,767
 ....................................................................................................
                 290,000   Bank Sinopac (Taiwan) (NON)                                     139,297
 ....................................................................................................
                  70,200   BankAmerica Corp.                                             6,067,913
 ....................................................................................................
                  43,900   BankBoston Corp.                                              2,441,938
 ....................................................................................................
                  16,140   Bankers Trust New York Corp. (CUS)                            1,873,249
 ....................................................................................................
                  23,963   Banque Nationale de Paris (France)                            1,953,581
 ....................................................................................................
                   6,480   Bayerische Vereinsbank AG (Germany)                             548,515
 ....................................................................................................
                     416   Bayerische Vereinsbank AG (Germany)
                           (NEW)                                                           414,274
 ....................................................................................................
                  32,100   Chase Manhattan Corp.                                         2,423,550
 ....................................................................................................
                  36,345   CIGNA Corp.                                                   2,507,805
 ....................................................................................................
                  26,890   Citicorp                                                      4,013,333
 ....................................................................................................
                  38,550   Comerica, Inc.                                                2,553,938
 ....................................................................................................
                   2,900   Commercial Bank Of Greece, S.A.
                           (Greece)                                                        214,896
 ....................................................................................................
                  41,846   Commonwealth Bank of Australia
                           (Australia)                                                     487,218
 ....................................................................................................
                  55,600   Conseco Inc.                                                  2,599,300
 ....................................................................................................
                   3,990   Credit Commercial de France (France)                            335,161
 ....................................................................................................
                  22,595   Crestar Financial Corp.                                       1,232,840
 ....................................................................................................
                  49,000   Dao Heng Bank Group Ltd. (Hong Kong)                             69,580
 ....................................................................................................
                  21,006   Deutsche Bank AG (Germany)                                    1,773,453
 ....................................................................................................
                  95,300   Development Bank of Singapore Ltd.
                           (Singapore)                                                     528,816
 ....................................................................................................
                  67,700   Federal Home Loan Mortgage Corp.                              3,186,131
 ....................................................................................................
                  33,050   Federal National Mortgage Association                         2,007,788
 ....................................................................................................
                  31,600   Fifth Third Bancorp                                           1,990,800
 ....................................................................................................
                  30,100   First Chicago NBD Corp.                                       2,667,613
 ....................................................................................................
                  19,975   Firstar Corp.                                                   759,050
 ....................................................................................................
                  84,375   FirstRand Ltd. (South Africa) (NON)                             127,544
 ....................................................................................................
                  16,695   Fleet Financial Group, Inc.                                   1,394,033
 ....................................................................................................
                   9,900   ForeningsSparbanken AB (Sweden)                                 297,297
 ....................................................................................................
                  12,500   Gilman & Ciocia, Inc. (NON)                                     226,563
 ....................................................................................................
                 170,000   Grupo Financiero Banamex Accival,
                           S.A. de C.V. Class B, (Mexico) (NON)                            332,142
 ....................................................................................................
                  36,800   Guoco Group Ltd. (Hong Kong)                                     38,717
 ....................................................................................................
                  28,500   Haci Omer Sabanci Holdings ADR
                           (Turkey)                                                        441,750
 ....................................................................................................
                   5,200   HealthCare Financial Partners, Inc. (NON)                       318,825
 ....................................................................................................
                  24,900   Hibernia Corp. Class A                                          502,669
 ....................................................................................................
                  59,247   HSBC Holdings PLC (United Kingdom)                            1,449,339
 ....................................................................................................
                  15,100   Inspire Insurance Solutions, Inc. (NON)                         502,075
 ....................................................................................................
                  30,754   Internationale Nederlanden Groep
                           (Netherlands)                                                 2,010,026
 ....................................................................................................
                     336   Julius Baer Holdings AG (Switzerland)                         1,049,585
 ....................................................................................................
                  47,775   Keycorp                                                       1,701,984
 ....................................................................................................
                  12,500   Kredyt Bank S.A. GDR (Poland) (NON)                             235,625
 ....................................................................................................
                  15,603   Liberty Life Association of Africa Ltd.
                           (South Africa)                                                  299,615
 ....................................................................................................
                  92,100   MBNA Corp.                                                    3,039,300
 ....................................................................................................
                  20,090   Mercantile Bancorpation, Inc.                                 1,012,034
 ....................................................................................................
                  19,445   Merrill Lynch & Co., Inc.                                     1,793,801
 ....................................................................................................
                  26,299   Morgan (J.P.) & Co., Inc.                                     3,080,270
 ....................................................................................................
                  41,400   Morgan Stanley, Dean Witter,
                           Discover and Co.                                              3,782,925
 ....................................................................................................
                   1,158   Munich Re (Germany) (NON)                                       574,035
 ....................................................................................................
                  27,000   National City Corp.                                           1,917,000
 ....................................................................................................
                  46,000   National Westminster Bancorp Inc.
                           (United Kingdom)                                                821,215
 ....................................................................................................
                 239,000   Nikko Securities Co. Ltd. (Japan)                               987,745
 ....................................................................................................
                  49,855   Nordbanken Holding AG (Sweden)                                  364,930
 ....................................................................................................
                  33,000   Norwest Corp.                                                 1,233,375
 ....................................................................................................
                  42,675   PNC Bank Corp.                                                2,296,448
 ....................................................................................................
                  13,000   Promise Co., Ltd. (Japan)                                       533,530
 ....................................................................................................
                 186,000   Public Bank Berhad (Malaysia)                                    55,522
 ....................................................................................................
                  15,318   QBE Insurance Group Ltd. (Australia)                             53,959
 ....................................................................................................
                  10,150   Reinsurance Group America, Inc.                                 600,119
 ....................................................................................................
                  11,700   Resource America, Inc.                                          346,613
 ....................................................................................................
                  87,500   Royal & Sun Alliance Insurance Group
                           PLC (United Kingdom)                                            903,564
 ....................................................................................................
                  12,315   Royal Bank of Canada (Canada)                                   742,575
 ....................................................................................................
                  22,900   Skandinaviska Enskilda Bank Class A,
                           (Sweden)                                                        391,122
 ....................................................................................................
                   7,644   Societe Generale (France)                                     1,585,693
 ....................................................................................................
                  20,100   Southtrust Corp.                                                874,350
 ....................................................................................................
                  11,800   State Bank of India GDR (India)                                 133,340
 ....................................................................................................
                  17,340   Summit Bancorp                                                  823,650
 ....................................................................................................
                  40,400   SunAmerica, Inc.                                              2,320,475
 ....................................................................................................
                  15,270   Svenska Handelsbanken (Sweden)                                  706,944
 ....................................................................................................
                 121,400   Tele-Communications TCI ventures
                           Group Class A (NON)                                           2,435,588
 ....................................................................................................
                 231,300   Telecom Italia SPA (Italy)                                    1,699,747
 ....................................................................................................
                  64,000   Thai Farmers Bank Public Co. Ltd.
                           (Thailand)                                                       56,560
 ....................................................................................................
                  64,700   The Equitable Companies, Inc.                                 4,848,456
 ....................................................................................................
                 154,460   Travelers Group Inc.                                          9,364,138
 ....................................................................................................
               1,506,500   Turkiye Is Bankasi (Isbank) (Turkey)                             60,893
 ....................................................................................................
                   6,535   UBS AG (Switzerland) (NON)                                    2,426,425
 ....................................................................................................
                   4,313   Unidanmark AS (Denmark)                                         387,333
 ....................................................................................................
                  19,635   Union Planters Corp.                                          1,154,783
 ....................................................................................................
                  25,000   United Overseas Bank Ltd. (Singapore)                            77,893
 ....................................................................................................
                  35,348   Washington Mutual, Inc.                                       1,535,407
 ....................................................................................................
                   7,100   Wells Fargo & Co.                                             2,619,900
 ....................................................................................................
                  24,165   Yapi ve Kredi Bankasi A.S. GDR (Turkey)                         579,960
 ....................................................................................................
                   1,286   Zurich Versicherungs-Gesellschaft
                           (Switzerland)                                                   819,518
----------------------------------------------------------------------------------------------------
                                                                                       143,594,445
----------------------------------------------------------------------------------------------------
Medical Supplies and Devices (0.5%)
 ....................................................................................................
                  57,125   Baxter International, Inc.                                    3,074,039
 ....................................................................................................
                   5,900   CN Biosciences, Inc. (NON)                                      147,500
 ....................................................................................................
                   8,000   Cyberonics, Inc. (NON)                                           85,000
 ....................................................................................................
                   8,900   Horizon Medical Products, Inc. (NON)                             83,994
 ....................................................................................................
                   5,900   Igen, Inc. (NON)                                                241,163
 ....................................................................................................
                   9,200   McKesson Corp.                                                  747,500
 ....................................................................................................
                   7,300   Minimed, Inc. (NON)                                             382,338
 ....................................................................................................
                  13,000   Sabratek Corp. (NON)                                            295,750
 ....................................................................................................
                  12,300   Xomed Surgical Products Inc. (NON)                              382,838
----------------------------------------------------------------------------------------------------
                                                                                         5,440,122
----------------------------------------------------------------------------------------------------
Metals and Mining (0.3%)
 ....................................................................................................
                  66,500   Billiton PLC (United Kingdom) (NON)                             129,244
 ....................................................................................................
                  33,300   Companhia Vale do Rio Doce ADR (Brazil)                         682,650
 ....................................................................................................
                  10,200   Compania Siderurgica Nacional (Brazil)                          255,595
 ....................................................................................................
                   7,200   Hindalco Industries Ltd. (India)                                100,440
 ....................................................................................................
                  16,300   Madeco S. A. ADR (Chile)                                        143,644
 ....................................................................................................
                  87,000   MNI Holdings BHO (Malaysia)                                      84,878
 ....................................................................................................
                   3,030   Pohang Iron & Steel Company, Ltd.
                           (South Korea)                                                   101,260
 ....................................................................................................
                  80,309   Rio Tinto Ltd. (Australia)                                      903,603
 ....................................................................................................
                  48,200   Sasol Ltd. (South Africa)                                       275,028
----------------------------------------------------------------------------------------------------
                                                                                         2,676,342
----------------------------------------------------------------------------------------------------
Oil and Gas (3.7%)
 ....................................................................................................
                  57,000   Amoco Corp.                                                   2,372,625
 ....................................................................................................
                  27,285   Atlantic Richfield Co.                                        2,131,641
 ....................................................................................................
                  84,312   British Petroleum Co. PLC
                           (United Kingdom)                                              1,228,317
 ....................................................................................................
                  34,302   British Petroleum PLC ADR
                           (United Kingdom)                                              3,027,152
 ....................................................................................................
                  71,726   Burmah Castrol PLC (United Kingdom)                           1,279,293
 ....................................................................................................
                  39,300   Perez Companc S.A. Class B (Argentina)                          197,306
 ....................................................................................................
                  27,352   Coastal Corp.                                                 1,909,512
 ....................................................................................................
                  43,830   Cooper Cameron Corp. (NON)                                    2,235,330
 ....................................................................................................
                  10,952   Elf Aquitaine S.A. (France)                                   1,536,298
 ....................................................................................................
                  33,665   Elf Aquitane ADR (France)                                     2,390,215
 ....................................................................................................
                  75,000   Engen Ltd. (South Africa)                                       204,319
 ....................................................................................................
                 159,726   Ente Nazionale Idrocarburi (ENI) SPA
                           (Italy) (NON)                                                 1,045,048
 ....................................................................................................
                  85,996   Exxon Corp.                                                   6,132,590
 ....................................................................................................
                  42,560   Kerr-McGee Corp.                                              2,463,160
 ....................................................................................................
                   8,900   Lukoil Holding ADR (Russia)                                     289,250
 ....................................................................................................
                  28,540   Mobil Corp.                                                   2,186,878
 ....................................................................................................
                   9,300   MOL Magyar Olaj-es Gazipari Rt.
                           (Hungary)                                                       248,775
 ....................................................................................................
                  30,700   Petroleo Brasileiro S/A-Petrobras ADR
                           (Brazil)                                                        567,950
 ....................................................................................................
                   9,000   PTT Exploration & Production PLC
                           (Thailand)                                                       68,327
 ....................................................................................................
                  23,600   Ramco Energy PLC ADR
                           (United Kingdom)                                                253,700
 ....................................................................................................
                  39,980   Sonat, Inc.                                                   1,544,228
 ....................................................................................................
                  28,200   Tatneft ADR (Russia)                                            218,550
 ....................................................................................................
                  57,535   Tosco Corp.                                                   1,690,091
 ....................................................................................................
                  12,926   Total S.A. Class B, (France)                                  1,676,679
 ....................................................................................................
                  14,700   Western Atlas, Inc. (NON)                                     1,247,663
 ....................................................................................................
                  15,700   YPF S.A. ADR (Argentina)                                        471,981
----------------------------------------------------------------------------------------------------
                                                                                        38,616,878
----------------------------------------------------------------------------------------------------
Paper and Forest Products (0.4%)
 ....................................................................................................
                  53,695   Boise Cascade Corp.                                           1,758,511
 ....................................................................................................
                  28,675   International Paper Co.                                       1,233,025
 ....................................................................................................
                  37,187   Svenska Cellulosa AB Class B (Sweden)                           960,850
----------------------------------------------------------------------------------------------------
                                                                                         3,952,386
----------------------------------------------------------------------------------------------------
Pharmaceuticals (5.2%)
 ....................................................................................................
                  77,480   American Home Products Corp.                                  4,009,590
 ....................................................................................................
                  88,305   Bristol-Myers Squibb Co.                                     10,149,556
 ....................................................................................................
                  13,200   Coulter Pharmaceutical, Inc. (NON)                              400,950
 ....................................................................................................
                  33,187   Glaxo Wellcome PLC (United Kingdom)                             995,196
 ....................................................................................................
                  29,975   Johnson & Johnson                                             2,210,656
 ....................................................................................................
                  49,400   Lilly (Eli) & Co.                                             3,263,488
 ....................................................................................................
                  11,400   Medicis Pharmaceutical Corp. Class A (NON)                      416,100
 ....................................................................................................
                  54,290   Merck & Co., Inc.                                             7,261,288
 ....................................................................................................
                   7,700   Natural Alternatives International, Inc. (NON)                  154,000
 ....................................................................................................
                   5,700   NBTY, Inc. (NON)                                                104,738
 ....................................................................................................
                     825   Novartis AG ADR (Switzerland)                                 1,370,836
 ....................................................................................................
                  46,400   Pfizer, Inc.                                                  5,043,100
 ....................................................................................................
                 111,257   Pharmacia & Upjohn, Inc.                                      5,131,729
 ....................................................................................................
                  24,414   Pharmacia & Upjohn, Inc. ADS (Sweden)                         1,121,113
 ....................................................................................................
                   9,600   Ranbaxy Laboratories Ltd. (India)                               148,800
 ....................................................................................................
                  29,000   Sankyo Co., Ltd. (Japan)                                        658,664
 ....................................................................................................
                  11,130   Schein Pharmaceutical, Inc. (NON)                               296,336
 ....................................................................................................
                  49,700   Schering-Plough Corp.                                         4,553,763
 ....................................................................................................
                   8,600   Trimeris, Inc. (NON)                                             63,425
 ....................................................................................................
                 105,900   Warner-Lambert Co.                                            7,346,813
----------------------------------------------------------------------------------------------------
                                                                                        54,700,141
----------------------------------------------------------------------------------------------------
Photography (0.3%)
 ....................................................................................................
                  33,040   Eastman Kodak Co.                                             2,413,985
 ....................................................................................................
                  22,000   Fuji Photo Film Co. (Japan)                                     763,746
----------------------------------------------------------------------------------------------------
                                                                                         3,177,731
----------------------------------------------------------------------------------------------------
Publishing (1.0%)
 ....................................................................................................
                   6,400   Consolidated Graphics, Inc. (NON)                               377,600
 ....................................................................................................
                  85,200   Gannett Co., Inc.                                             6,054,525
 ....................................................................................................
                  22,845   McGraw-Hill, Inc.                                             1,863,295
 ....................................................................................................
                  36,000   Times Mirror Co. Class A                                      2,263,500
----------------------------------------------------------------------------------------------------
                                                                                        10,558,920
----------------------------------------------------------------------------------------------------
Real Estate (0.2%)
 ....................................................................................................
                 611,360   Ayala Land, Inc. (Philippines)                                  176,779
 ....................................................................................................
                     709   Fastightetspartner NF AB (Sweden) (NON)                           7,051
 ....................................................................................................
                  14,700   Grupo Accion, S.A. de C.V. 144A ADR
                           (Mexico) (NON)                                                   99,225
 ....................................................................................................
                   5,166   IRSA Inversiones y Representaciones S.A.
                           GDR (Argentina)                                                 150,460
 ....................................................................................................
                 754,500   SM Prime Holdings Inc. (Philippines)                            119,993
 ....................................................................................................
                  35,376   Starwood Lodging Trust (R)                                    1,709,103
----------------------------------------------------------------------------------------------------
                                                                                         2,262,611
----------------------------------------------------------------------------------------------------
Retail (4.7%)
 ....................................................................................................
                   7,850   99 Cents Only Stores (NON)                                      325,775
 ....................................................................................................
                   1,800   Bebe Stores, Inc. (NON)                                          23,625
 ....................................................................................................
                 185,331   Cifra S.A. de CV (Mexico)                                       279,331
 ....................................................................................................
                   6,600   Coldwater Creek Inc. (NON)                                      181,500
 ....................................................................................................
                   7,600   Cost Plus, Inc. (NON)                                           226,100
 ....................................................................................................
                  79,200   Costco Companies, Inc. (NON)                                  4,994,550
 ....................................................................................................
                 141,254   CVS Corp.                                                     5,500,078
 ....................................................................................................
                  80,400   Dayton Hudson Corp.                                           3,899,400
 ....................................................................................................
                  10,500   Distribucion y Servicio D&S S.A. ADR
                           (Chile) (NON)                                                   157,500
 ....................................................................................................
                  66,500   Dixons Group PLC (United Kingdom)                               529,858
 ....................................................................................................
                  23,300   Fred Meyer, Inc. (NON)                                          990,250
 ....................................................................................................
                   8,800   Hibbett Sporting Goods, Inc. (NON)                              352,000
 ....................................................................................................
                  16,600   Home Choice Holdings Inc. (NON)                                 200,238
 ....................................................................................................
                  36,500   Home Depot, Inc. (The)                                        3,031,781
 ....................................................................................................
                   7,500   Hot Topic, Inc. (NON)                                           178,125
 ....................................................................................................
                  44,400   Jones Apparel Group, Inc. (NON)                               1,623,375
 ....................................................................................................
                 114,810   K mart Corp. (NON)                                            2,210,093
 ....................................................................................................
                  22,400   Linens 'N Things, Inc. (NON)                                    684,600
 ....................................................................................................
                  36,700   Office Depot, Inc. (NON)                                      1,158,344
 ....................................................................................................
                  30,505   Penney (J.C.) Co., Inc.                                       2,205,893
 ....................................................................................................
                   6,900   Piercing Pagoda, Inc. (NON)                                     250,125
 ....................................................................................................
                  18,000   Rexall Sundown, Inc. (NON)                                      634,500
 ....................................................................................................
                  49,800   Safeway, Inc. (NON)                                           2,026,238
 ....................................................................................................
                  27,575   Sears, Roebuck & Co.                                          1,683,798
 ....................................................................................................
                  22,300   Supersol Ltd. ADR (Israel)                                      367,950
 ....................................................................................................
                  13,200   The Men's Wearhouse, Inc. (NON)                                 435,600
 ....................................................................................................
                  15,300   The North Face, Inc. (NON)                                      367,200
 ....................................................................................................
                 131,800   TJX Cos., Inc. (The)                                          3,179,675
 ....................................................................................................
                  64,120   Toys "R" Us, Inc. (NON)                                       1,510,828
 ....................................................................................................
                  16,152   Vendex International N.V. (Netherlands)                         606,294
 ....................................................................................................
                 107,200   Wal-Mart Stores, Inc.                                         6,512,400
 ....................................................................................................
                  73,800   Walgreen Co.                                                  3,048,863
 ....................................................................................................
                   7,179   Wolverine World Wide, Inc.                                      155,695
----------------------------------------------------------------------------------------------------
                                                                                        49,531,582
----------------------------------------------------------------------------------------------------
Specialty Consumer Products (0.1%)
 ....................................................................................................
                  11,100   Action Performance Cos., Inc. (NON)                             357,281
 ....................................................................................................
                     400   Gucci Group N.V. (Netherlands)                                   21,200
 ....................................................................................................
                  12,000   Guitar Center, Inc. (NON)                                       361,500
 ....................................................................................................
                  21,800   Lumen Technologies, Inc. (NON)                                  193,475
----------------------------------------------------------------------------------------------------
                                                                                           933,456
----------------------------------------------------------------------------------------------------
Telecommunications (3.1%)
 ....................................................................................................
                  26,600   Advanced Info Service Public Co., Ltd.
                           (Thailand)                                                      113,594
 ....................................................................................................
                  39,400   Airtouch Communications, Inc. (NON)                           2,302,438
 ....................................................................................................
                   2,600   Alcatel Alsthom CGE S.A. (France)                               528,195
 ....................................................................................................
                  78,000   Asia Satellite Telecommunications
                           Holdings Ltd. (Hong Kong)                                       128,884
 ....................................................................................................
                  10,300   Black Box Corp. (NON)                                           341,831
 ....................................................................................................
                  80,000   China Telecom Ltd. (Hong Kong) (NON)                            138,901
 ....................................................................................................
                   6,000   Compania Anonima Nacional Telefonos de
                           Venezuela (CANTV) ADR (Venezuela) (NON)                         150,000
 ....................................................................................................
                  28,292   Deutsche Telekom AG (Germany) (NON)                             773,236
 ....................................................................................................
                  17,800   E. Spire Communications, Inc. (NON)                             401,613
 ....................................................................................................
                   6,950   Excel Switching Corp. (NON)                                     172,881
 ....................................................................................................
                   7,400   Exodus Communications, Inc. (NON)                               331,150
 ....................................................................................................
                  39,773   Hellenic Telecommunication Organization
                           S.A. (Greece)                                                 1,018,548
 ....................................................................................................
                  23,666   Hellenic Telecommunicaiton Organization
                           S.A. GDR (Greece)                                               303,329
 ....................................................................................................
                  11,800   Intermedia Communications, Inc. (NON)                           494,863
 ....................................................................................................
                   5,400   ITC Deltacom, Inc.                                              230,766
 ....................................................................................................
                   1,500   Koor Industries Ltd. (Israel)                                   173,330
 ....................................................................................................
                   7,500   Koor Industries Ltd. ADR (Israel)                               175,313
 ....................................................................................................
                  70,000   Lucent Technologies, Inc.                                     5,823,125
 ....................................................................................................
                  25,100   Mahanagar Telephone Nigam Ltd. (India)                          263,048
 ....................................................................................................
                   1,269   NEXTEL Communications, Inc. Class A (NON)                        31,566
 ....................................................................................................
                  50,235   Northern Telecom Ltd. (Canada)                                2,852,374
 ....................................................................................................
                  19,994   Oy Nokia AB Class A, (Finland)                                1,468,729
 ....................................................................................................
                   7,200   Philippine Long Distance Telephone Co.
                           ADR (Philippines)                                               164,819
 ....................................................................................................
                   9,100   Portugal Telecom S.A. (Portugal)                                481,731
 ....................................................................................................
                   8,200   Premisys Communications, Inc. (NON)                             203,975
 ....................................................................................................
                   6,203   Royal PTT (United Kingdom)                                      238,319
 ....................................................................................................
                     210   SK Telecom Co., Ltd. (South Korea)                               96,441
 ....................................................................................................
                  35,000   Smartone Telecommunications
                           (Hong Kong) (NON)                                                85,393
 ....................................................................................................
                   5,600   STET Hellas Telecommunications S.A.
                           ADR (Greece) (NON)                                              232,400
 ....................................................................................................
                 116,800   Telecom Corp. of New Zealand Ltd.
                           (New Zealand)                                                   337,882
 ....................................................................................................
                   4,000   Telecomunicacoes Brasileiras S.A. (Brazil)                      435,106
 ....................................................................................................
                   4,710   Telecomunicacoes de Sao Paulo S.A. (Brazil)                   1,061,725
 ....................................................................................................
                  40,038   Telefonaktiebolaget LM Ericsson Class B,
                           (Sweden)                                                      1,167,274
 ....................................................................................................
                  10,700   Telefonica del Peru S.A. ADR (Peru)                             218,681
 ....................................................................................................
                   5,100   Telesp Celular S.A. (Brazil) (NON)                              427,756
 ....................................................................................................
                  41,201   Telfonica de Espana (Spain)                                   1,903,775
 ....................................................................................................
                  40,300   Tellabs, Inc. (NON)                                           2,886,488
 ....................................................................................................
                  19,200   Videsh Sanchar Nigam Ltd. GDR (India) (NON)                     196,800
 ....................................................................................................
                  92,414   Vodafone Group PLC (United Kingdom)                           1,171,508
 ....................................................................................................
                  12,300   WinStar Communications. Inc.                                    528,131
 ....................................................................................................
                  53,700   WorldCom, Inc. (NON)                                          2,601,094
----------------------------------------------------------------------------------------------------
                                                                                        32,657,012
----------------------------------------------------------------------------------------------------
Transportation (0.6%)
 ....................................................................................................
                  26,600   AMR Corp. (NON)                                               2,214,450
 ....................................................................................................
                 108,294   British Airways PLC (United Kingdom)                          1,170,642
 ....................................................................................................
                  31,890   Deutsche Lufthansa AG (Germany)                                 801,881
 ....................................................................................................
                   9,350   Expeditors International of Washington, Inc.                    411,400
 ....................................................................................................
                   5,350   Jevic Transportation, Inc. (NON)                                 60,856
 ....................................................................................................
                  46,354   Peninsular and Oriental Steam
                           Navigation Co. (United Kingdom)                                 666,819
 ....................................................................................................
                  21,000   Tata Engineering & Locomotive Co., Ltd.
                           GDR (India) (NON)                                                63,000
 ....................................................................................................
                  17,500   UAL Corp. (NON)                                               1,365,000
----------------------------------------------------------------------------------------------------
                                                                                         6,754,048
----------------------------------------------------------------------------------------------------
Utilities (3.3%)
 ....................................................................................................
                 114,180   American Telephone & Telegraph Co.                            6,522,533
 ....................................................................................................
                  50,125   Ameritech Corp.                                               2,249,359
 ....................................................................................................
                   2,800   Centrais Eletricas de Santa Catarina S.A.
                           144A GDR (Brazil) (NON)                                         210,000
 ....................................................................................................
                  18,356   Companhia Energetica de Minas Gerais
                           ADR (Brazil)                                                    559,858
 ....................................................................................................
                  31,715   Duke Energy Corp.                                             1,879,114
 ....................................................................................................
                  40,373   Electricidade de Portugal S.A. (Portugal) (NON)                 936,888
 ....................................................................................................
                  56,400   Electricity Generating Public Co. Ltd.
                           (Thailand) (NON)                                                 87,644
 ....................................................................................................
                  38,840   GTE Corp.                                                     2,160,475
 ....................................................................................................
                  27,800   Korea Electric Power Corp. (South Korea)                        297,279
 ....................................................................................................
                  22,500   Mosenergo ADR (Russia) (NON)                                    106,875
 ....................................................................................................
                  70,056   SBC Communications, Inc. (United States)                      2,802,240
 ....................................................................................................
                 221,108   Scottish Power PLC (United Kingdom)                           1,934,966
 ....................................................................................................
                  84,620   Sprint Corp.                                                  5,965,710
 ....................................................................................................
                   8,200   Telebras Co. ADR (Brazil)                                       895,338
 ....................................................................................................
                   9,900   Telefonica de Argentina S.A. ADR
                           (Argentina)                                                     321,131
 ....................................................................................................
                  18,517   Telefonos de Mexico S.A. ADR Class L
                           (Mexico)                                                        889,973
 ....................................................................................................
                  72,080   Texas Utilities Co.                                           3,000,330
 ....................................................................................................
                  16,300   Unified Energy Systems GDR (Russia)                             224,125
 ....................................................................................................
                  50,156   U S West, Inc.                                                2,357,332
 ....................................................................................................
                  19,219   Veba (Vereinigte Elektrizitaets Bergwerks)
                           AG (Germany)                                                  1,290,305
----------------------------------------------------------------------------------------------------
                                                                                        34,691,475
----------------------------------------------------------------------------------------------------
                           Total Common Stocks
                           (cost $503,753,146)                                        $668,094,131
----------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (9.3%) *
----------------------------------------------------------------------------------------------------
Principal Amount                                                                             Value
 ....................................................................................................
U.S. Government Agency Mortgage Obligations (7.9%)
 ....................................................................................................
                           Federal National Mortgage Association
 ....................................................................................................
              $1,695,000     8 1/2s, October 25, 2019                                   $1,846,755
 ....................................................................................................
                 413,416     7.5s, July 1, 2007                                            426,853
 ....................................................................................................
               3,500,000     7s, Dwarf, TBA, July 15, 2013                               3,563,420
 ....................................................................................................
               4,135,000     7s, TBA, July 15, 2028                                      4,193,138
 ....................................................................................................
               1,060,340     7s, with due dates from March 18, 2002
                             to August 18, 2027                                          1,086,353
 ....................................................................................................
               4,675,000     6 1/2s, TBA, July 15, 2028                                  4,655,973
 ....................................................................................................
               1,087,114     6 1/4s, December 25, 2013                                   1,080,999
 ....................................................................................................
               4,829,859     5 1/2s, Dwarf, with due dates from
                             February 1, 2011 to June 1, 2011                            4,707,572
 ....................................................................................................
                 180,702   Federal National Mortgage Association
                           Adjustable Rate Mortgage, 7.346s,
                           July 1, 2025                                                    183,300
 ....................................................................................................
                           Federal National Mortgage Association
 ....................................................................................................
                           Pass-through Certificates
 ....................................................................................................
               1,368,912     7.4s, May 1, 2026                                           1,455,753
 ....................................................................................................
                 975,000     7s, June 1, 2028                                              988,709
 ....................................................................................................
                           Government National Mortgage Association
 ....................................................................................................
                           Adjustable Rate Mortgages
 ....................................................................................................
               1,491,375     7 3/8s, with due dates from
                             April 20, 2023 to June 20, 2023                             1,527,809
 ....................................................................................................
                 102,699     7 1/8s, September 20, 2023                                    105,058
 ....................................................................................................
               1,069,237     7s, October 20, 2024                                        1,096,802
 ....................................................................................................
                 121,364     6 7/8s, November 20, 2021                                     124,550
 ....................................................................................................
               1,194,833     6s, with due dates from May 20, 2024
                             to July 20, 2024                                            1,223,541
 ....................................................................................................
               1,269,837     5 1/2s, with due dates from
                             August 20, 2027 to April 15, 2028                           1,284,008
 ....................................................................................................
                           Government National Mortgage Association
 ....................................................................................................
                           Pass-through Certificates
 ....................................................................................................
                  62,784     11s, December 15, 2015                                         70,566
 ....................................................................................................
                 980,369     10s, June 15, 2013                                          1,086,985
 ....................................................................................................
              11,501,510     8s, with due dates from
                             September 15, 2020 to
                             October 15, 2027                                           11,933,785
 ....................................................................................................
               6,513,749     7 1/2s, with due dates from
                             January 15, 2023 to May 16, 2027                            6,931,442
 ....................................................................................................
              25,001,473     7s, with due dates from
                             January 15, 2024 to May 15, 2028                           25,404,995
 ....................................................................................................
               7,298,331     6 1/2s, with due dates from
                             August 20, 2025 to April 15, 2028                           8,069,465
----------------------------------------------------------------------------------------------------
                                                                                        83,047,831
----------------------------------------------------------------------------------------------------
U.S. Treasury Obligations (1.4%)
 ....................................................................................................
               3,620,000   U.S. Treasury Bonds 6 1/8s,
                           November 15, 2027 #                                           3,879,047
 ....................................................................................................
                           U.S. Treasury Notes
 ....................................................................................................
               2,620,000     5 5/8s, May 15, 2008 #                                      2,655,606
 ....................................................................................................
               3,970,000     5 5/8s, April 30, 2000 #                                    3,977,424
 ....................................................................................................
               1,245,000     5 5/8s, November 30, 1999 #                                 1,246,556
 ....................................................................................................
               2,305,000     5 1/2s, with due dates from
                             March 31, 2000 to May 31, 2003 #                            2,305,487
----------------------------------------------------------------------------------------------------
                                                                                        14,064,120
----------------------------------------------------------------------------------------------------
                           Total U.S. Government and
                           Agency Obligations
                           (cost $95,626,008)                                          $97,111,951
----------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES (10.3%) *
----------------------------------------------------------------------------------------------------
Principal Amount                                                                             Value
 ....................................................................................................
Advertising (0.1%)
 ....................................................................................................
                $200,000   Adams Outdoor Advertising sr. notes
                           10 3/4s, 2006                                                  $219,000
 ....................................................................................................
                  20,000   Lamar Advertising Co. company guaranty
                           8 5/8s, 2007                                                     20,450
 ....................................................................................................
                 255,000   Lamar Advertising Co. sr. sub. notes
                           9 5/8s, 2006                                                    272,850
 ....................................................................................................
                 225,000   Outdoor Communications Inc. sr. sub.
                           notes 9 1/4s, 2007                                              230,625
 ....................................................................................................
                 100,000   Outdoor Systems, Inc. company guaranty
                           8 7/8s, 2007                                                    104,125
 ....................................................................................................
                  15,000   Outdoor Systems, Inc. sr. sub. notes
                           9 3/8s, 2006                                                     15,938
----------------------------------------------------------------------------------------------------
                                                                                           862,988
----------------------------------------------------------------------------------------------------
Aerospace and Defense (0.2%)
 ....................................................................................................
                  20,000   Argo-Tech Corp. company guaranty
                           8 5/8s, 2007                                                     20,000
 ....................................................................................................
                 110,000   Aviation Sales Co. 144A sr. sub. notes
                           8 1/8s, 2008                                                    107,250
 ....................................................................................................
                  60,000   BE Aerospace sr. sub. notes Ser. B, 8s, 2008                     59,850
 ....................................................................................................
                 325,000   BE Aerospace, Inc. sr. sub. notes Ser. B,
                           9 7/8s, 2006                                                    344,500
 ....................................................................................................
                 125,000   Derlan Industries Ltd. sr. notes 10s, 2007
                           (Canada)                                                        130,625
 ....................................................................................................
                  25,000   K&F Industries, Inc. sr. sub. notes Ser. B,
                           9 1/4s, 2007                                                     25,250
 ....................................................................................................
                 275,000   Lockheed Martin Corp. company guaranty
                           7 1/4s, 2006                                                    291,767
 ....................................................................................................
               1,125,000   Raytheon Co notes 6.45s, 2002                                 1,136,160
 ....................................................................................................
                   5,000   Sequa Corp. sr. sub. notes 9 3/8s, 2003                           5,175
 ....................................................................................................
                  10,000   Tracor, Inc. sr. sub. notes 8 1/2s, 2007                         10,825
----------------------------------------------------------------------------------------------------
                                                                                         2,131,402
----------------------------------------------------------------------------------------------------
Agriculture (0.1%)
 ....................................................................................................
                 585,000   Potash Corp. of Saskatchewan notes
                           7 1/8s, 2007 (Canada)                                           608,494
 ....................................................................................................
                 579,913   Premium Standard Farms, Inc. sr. secd.
                           notes 11s, 2003 (PIK)                                           624,856
 ....................................................................................................
                 100,000   Purina Mills, Inc. 144A sr. sub. notes
                           9s, 2010                                                        102,750
----------------------------------------------------------------------------------------------------
                                                                                         1,336,100
----------------------------------------------------------------------------------------------------
Apparel (--%)
 ....................................................................................................
                  60,000   GFSI, Inc. sr. sub. notes Ser. B, 9 5/8s, 2007                   62,400
 ....................................................................................................
                  50,000   Sassco Fashions Ltd. sr. notes 12 3/4s, 2004                     54,125
----------------------------------------------------------------------------------------------------
                                                                                           116,525
----------------------------------------------------------------------------------------------------
Automotive (0.3%)
 ....................................................................................................
               1,810,000   Hertz Corp. sr. notes 7s, 2028                                1,819,430
 ....................................................................................................
                  75,000   Lear Corp. sub. notes 9 1/2s, 2006                               82,313
 ....................................................................................................
                 180,000   Navistar International Corp. sr. notes
                           Ser. B 8s, 2008                                                 180,900
 ....................................................................................................
                 420,000   Navistar International Corp. sr. notes
                           Ser. B 7s, 2008                                                 425,250
 ....................................................................................................
                  45,000   Safety Components International, Inc.
                           sr. sub. notes Ser. B, 10 1/8s, 2007                             46,800
 ....................................................................................................
                 160,000   Talon Automotive Group 144A sr. sub.
                           notes 9 5/8s, 2008                                              158,400
----------------------------------------------------------------------------------------------------
                                                                                         2,713,093
----------------------------------------------------------------------------------------------------
Banks (0.3%)
 ....................................................................................................
                 105,000   Banco Nacional Comercio Exterior
                           sovereign eurobond 11 1/4s, 2006
                           (Mexico)                                                        114,975
 ....................................................................................................
                  60,000   Espirto Santo Centrais sr. notes 10s, 2007
                           (Luxembourg)                                                     50,400
 ....................................................................................................
               1,125,000   Fuji JGB Inv. LLC 144A FLIRB 9.87s, 2049                        994,219
 ....................................................................................................
                  75,000   Korea Development Bank bonds 7 1/8s,
                           2001 (Korea)                                                     66,658
 ....................................................................................................
DEM            3,445,000   Kreditanstalt Fuer Wiederauf bonds 5s,
                           2009 (Germany)                                                1,914,048
----------------------------------------------------------------------------------------------------
                                                                                         3,140,300
----------------------------------------------------------------------------------------------------
Basic Industrial Products (--%)
 ....................................................................................................
                 105,000   Clark-Schwebel sr. notes 10 1/2s, 2006                          116,025
 ....................................................................................................
                  55,000   Owens-Illinois, Inc. sr. notes 8.1s, 2007                        58,510
 ....................................................................................................
                 125,000   W. R. Carpenter North America, Inc.
                           company guaranty 10 5/8s, 2007                                  132,500
----------------------------------------------------------------------------------------------------
                                                                                           307,035
----------------------------------------------------------------------------------------------------
Biotechnology (0.1%)
 ....................................................................................................
                 660,000   Millipore Corp. notes 7.2s, 2002                                669,445
----------------------------------------------------------------------------------------------------
Broadcasting (0.3%)
 ....................................................................................................
                 115,000   Affinity Group Holdings sr. notes 11s, 2007                     123,050
 ....................................................................................................
                 150,000   Allbritton Communications sr. sub. deb.
                           Ser. B, 9 3/4s, 2007                                            165,000
 ....................................................................................................
                 175,000   Capstar Broadcasting sr. disc. notes
                           stepped-coupon zero %
                           (12 3/4s, 2/1/02), 2009 (STP)                                   133,000
 ....................................................................................................
                 110,000   Capstar Broadcasting sr. sub. notes
                           9 1/4s, 2007                                                    115,088
 ....................................................................................................
                  10,000   Central European Media Enterprises Ltd.
                           sr. notes 9 3/8s, 2004 (Bermuda)                                  9,900
 ....................................................................................................
                 150,000   Chancellor Media Corp. sr. sub notes
                           Ser. B, 8 1/8s, 2007                                            152,063
 ....................................................................................................
                  40,000   Citadel Broadcasting Inc. sr. sub. notes
                           10 1/4s, 2007                                                    44,000
 ....................................................................................................
                 100,000   Comcast Corp. sr. sub. notes 9 1/2s, 2008                       106,784
 ....................................................................................................
                 100,000   Comcast UK Cable, Ltd. deb.
                           stepped-coupon zero % (11.2s,
                           11/15/00), 2007 (Bermuda) (STP)                                  83,500
 ....................................................................................................
                 115,000   Fox Family Worldwide, Inc. sr. disc. notes
                           stepped-coupon zero %
                           (10 1/4s, 11/1/02), 2007 (STP)                                   74,750
 ....................................................................................................
                 250,000   Fox Family Worldwide, Inc. sr. notes
                           9 1/4s, 2007                                                    251,250
 ....................................................................................................
                 130,000   Fox/Liberty Networks LLC sr. disc. notes
                           stepped-coupon zero %
                           (9 3/4s, 8/15/02), 2007 (STP)                                    90,350
 ....................................................................................................
                  60,000   Fox/Liberty Networks LLC sr. notes
                           8 7/8s, 2007                                                     61,200
 ....................................................................................................
                 225,000   Granite Broadcasting Corp. sr. sub. notes
                           9 3/8s, 2005                                                    228,375
 ....................................................................................................
                  15,000   Gray Communications Systems, Inc.
                           sr. sub. notes 10 5/8s, 2006                                     16,275
 ....................................................................................................
                 200,000   Grupo Televisa S.A. sr. disc. notes
                           stepped-coupon zero % (13 1/4s,
                           5/15/01), 2008 (Mexico) (STP)                                   157,000
 ....................................................................................................
                   5,000   Jacor Communications, Inc. company
                           guaranty 9 3/4s, 2006                                             5,350
 ....................................................................................................
                  75,000   Jacor Communications, Inc. company
                           guaranty Ser. B, 8 3/4s, 2007                                    78,000
 ....................................................................................................
                  75,000   Marcus Cable Co. (L.P.) sr. sub. disc. notes
                           stepped-coupon zero %
                           (13 1/2s, 8/1/99), 2004 (STP)                                    72,750
 ....................................................................................................
                  10,000   Radio One Inc. company guaranty
                           stepped-coupon Ser. B, 7s,
                           (12s, 5/15/00), 2004 (STP)                                       10,200
 ....................................................................................................
                 275,000   SFX Broadcasting, Inc. sr. sub. notes Ser. B,
                           10 3/4s, 2006                                                   303,188
 ....................................................................................................
                  70,000   SFX Entertainment Inc. 144A sr. sub. notes
                           9 1/8s, 2008                                                     68,600
 ....................................................................................................
                 300,000   Sinclair Broadcast Group, Inc. sr. sub. notes
                           8 3/4s, 2007                                                    307,500
 ....................................................................................................
                  80,000   Spanish Broadcasting Systems sr. notes
                           Ser. B, 11s, 2004                                                86,400
 ....................................................................................................
                 100,000   Sullivan Broadcasting sr. sub. notes
                           10 1/4s, 2005                                                   113,875
----------------------------------------------------------------------------------------------------
                                                                                         2,857,448
----------------------------------------------------------------------------------------------------
Building and Construction (0.1%)
 ....................................................................................................
                  25,000   American Architectural Products Corp.
                           company guaranty 11 3/4s, 2007                                   25,625
 ....................................................................................................
                  55,000   Atrium Companies, Inc. sr. sub. notes
                           10 1/2s, 2006                                                    57,888
 ....................................................................................................
                  60,000   Beazer Homes USA company guaranty
                           8 7/8s, 2008                                                     58,500
 ....................................................................................................
                  50,000   Brand Scaffold Services 144A sr. notes
                           10 1/4s, 2008                                                    50,875
 ....................................................................................................
                  10,000   Building Materials Corp. sr. notes Ser. B,
                           8 5/8s, 2006                                                     10,300
 ....................................................................................................
                  25,000   Cia Latino Americana 144A company
                           guaranty 11 1/8s, 2004 (Argentina)                               25,125
 ....................................................................................................
                   5,000   Consumers International 144A sr. notes
                           10 1/4s, 2005                                                     5,375
 ....................................................................................................
                  80,000   D.R. Horton Inc. company guaranty
                           10s, 2006                                                        85,800
 ....................................................................................................
                 155,000   GS Superhighway Holdings sr. notes
                           9 7/8s, 2004                                                    131,750
 ....................................................................................................
                  40,000   Jackson Products, Inc. 144A company
                           guaranty 9 1/2s, 2005                                            39,800
 ....................................................................................................
                  75,000   M.D.C. Holdings, Inc. notes Ser. B,
                           11 1/8s, 2003                                                    81,375
 ....................................................................................................
                  35,000   Presley Cos. sr. notes 12 1/2s, 2001                             32,900
 ....................................................................................................
                  10,000   Waxman Industries Inc. sr. notes
                           stepped-coupon Ser. B, zero %
                           (12 3/4s, 6/1/99), 2004 (STP)                                     9,500
----------------------------------------------------------------------------------------------------
                                                                                           614,813
----------------------------------------------------------------------------------------------------
Building Products (--%)
 ....................................................................................................
                  75,000   Southdown, Inc. sr. sub. notes Ser. B,
                           10s, 2006                                                        83,531
----------------------------------------------------------------------------------------------------
Business Equipment and Services (0.1%)
 ....................................................................................................
                  30,000   ATC Group Services Inc. 144A sr. sub.
                           notes 12s, 2008                                                  27,600
 ....................................................................................................
                  80,000   Corporate Express Holdings, Inc. 144A
                           sr. sub. notes 9 5/8s, 2008                                      82,400
 ....................................................................................................
                  50,000   Iron Mountain, Inc. company guaranty
                           8 3/4s, 2009                                                     51,000
 ....................................................................................................
                 175,000   Iron Mountain, Inc. med. term notes
                           company guaranty 10 1/8s, 2006                                  189,875
 ....................................................................................................
                  90,000   Morris Material Handling Inc. 144A
                           sr. notes 9 1/2s, 2008                                           83,700
 ....................................................................................................
                  50,000   Outsourcing Solutions, Inc. sr. sub. notes
                           Ser. B, 11s, 2006                                                53,500
 ....................................................................................................
                 110,000   U.S. Office Products Co. 144A sr. sub
                           notes 9 3/4s, 2008                                              110,825
 ....................................................................................................
                 153,000   United Stationer Supply, Inc. sr. sub. notes
                           12 3/4s, 2005                                                   174,420
 ....................................................................................................
                  90,000   United Stationer 144A sr. sub. notes
                           8 3/8s, 2008                                                     90,000
 ....................................................................................................
                  40,000   Williams Scotsman, Inc. 144A sr. notes
                           9 7/8s, 2007                                                     41,600
----------------------------------------------------------------------------------------------------
                                                                                           904,920
----------------------------------------------------------------------------------------------------
Cable Television (0.1%)
 ....................................................................................................
                  40,000   Acme Television sr. disc. notes
                           stepped-coupon zero %
                           (10 7/8s, 9/30/00), 2004 (STP)                                   33,000
 ....................................................................................................
                  10,000   Adelphia Communications Corp. sr. notes
                           Ser. B, 10 1/4s, 2000                                            10,325
 ....................................................................................................
                 200,000   Adelphia Communications Corp. sr. notes
                           Ser. B, 9 7/8s, 2007                                            216,500
 ....................................................................................................
                 100,000   Century Communications Corp. sr. notes
                           9 1/2s, 2005                                                    108,250
 ....................................................................................................
                 300,000   CSC Holdings, Inc. sr. sub. deb. 9 7/8s, 2013                   331,500
 ....................................................................................................
                  10,000   CSC Holdings, Inc. sr. sub. notes
                           9 1/4s, 2005                                                     10,700
 ....................................................................................................
                 225,000   Diamond Cable Communication Co.
                           sr. disc. notes stepped-coupon zero %
                           (11 3/4s, 12/15/00), 2005
                           (United Kingdom) (STP)                                          186,750
 ....................................................................................................
                 200,000   Diamond Cable Communication Co.
                           sr. disc. notes stepped-coupon zero %
                           (13 1/2s, 9/30/99), 2004
                           (United Kingdom) (STP)                                          188,000
 ....................................................................................................
                  70,000   Globo Communicacoes 144A sr. notes
                           10 5/8s, 2008                                                    62,300
 ....................................................................................................
                 200,000   Grupo Televisa S.A. 144A sr. notes
                           11 7/8s, 2006 (Mexico)                                          220,000
----------------------------------------------------------------------------------------------------
                                                                                         1,367,325
----------------------------------------------------------------------------------------------------
Chemicals (0.2%)
 ....................................................................................................
                 110,000   Huntsman Corp. 144A sr. sub. notes
                           FRN 9.094s, 2007                                                110,000
 ....................................................................................................
                 105,000   ISP Holdings, Inc. sr. notes Ser. B,
                           9 3/4s, 2002                                                    111,300
 ....................................................................................................
                  95,000   NL Industries, Inc. sr. notes
                           stepped-coupon zero %
                           (13s, 10/15/98), 2005 (STP)                                      98,325
 ....................................................................................................
                  25,000   Pharmaceutical Fine Chemicals 144A
                           sr. sub. notes 9 3/4s, 2007 (Switzerland)                        28,375
 ....................................................................................................
               1,710,000   Solutia Inc. bonds 6.72s, 2037                                1,735,376
 ....................................................................................................
                  50,000   Sovereign Specialty Chemical 144A
                           company guaranty Ser. A, 9 1/2s, 2007                            51,250
 ....................................................................................................
                 100,000   Sterling Chemicals Holdings sr. disc. notes
                           stepped-coupon zero %
                           (13 1/2s, 8/15/01), 2008 (STP)                                   58,000
 ....................................................................................................
                  50,000   Trikem S.A. 144A bonds 10 5/8s, 2007
                           (Brazil)                                                         40,500
 ....................................................................................................
                  80,000   Union Carbide Global Enterprises sr. sub.
                           notes Ser. B, 12s, 2005                                          87,000
----------------------------------------------------------------------------------------------------
                                                                                         2,320,126
----------------------------------------------------------------------------------------------------
Communications (--%)
 ....................................................................................................
                  50,000   American Cell Corp 144A sr. notes
                           10 1/2s, 2008                                                    50,000
 ....................................................................................................
                  45,000   Conecel Holdings 144A notes Ser. A,
                           14s, 2000                                                        42,750
----------------------------------------------------------------------------------------------------
                                                                                            92,750
----------------------------------------------------------------------------------------------------
Computer Services and Software (0.1%)
 ....................................................................................................
                  20,000   Concentric Network Corp. sr. notes
                           12 3/4s, 2007                                                    21,300
 ....................................................................................................
               1,120,000   Dell Computer Corp. deb. 7.1s, 2028                           1,143,990
 ....................................................................................................
                  90,000   Orbital Imaging Corp. 144A sr. notes
                           11 5/8s, 2005                                                    92,700
 ....................................................................................................
                 110,000   PSINet, Inc. sr. notes Ser. B, 10s, 2005                        112,200
----------------------------------------------------------------------------------------------------
                                                                                         1,370,190
----------------------------------------------------------------------------------------------------
Computers (--%)
 ....................................................................................................
                 195,000   IPC Information Systems sr. disc. notes
                           stepped-coupon zero %
                           (10 7/8s, 11/1/01), 2008 (STP)                                  142,350
----------------------------------------------------------------------------------------------------
Conglomerates (0.1%)
 ....................................................................................................
                 730,000   Tyco International Ltd. company guaranty
                           6 3/8s, 2005                                                    731,854
 ....................................................................................................
                 750,000   Tyco International Ltd. company guaranty
                           6 1/4s, 2003                                                    748,178
----------------------------------------------------------------------------------------------------
                                                                                         1,480,032
----------------------------------------------------------------------------------------------------
Consumer Durable Goods (--%)
 ....................................................................................................
                  30,000   French Fragrances, Inc. 144A sr. notes
                           10 3/8s, 2007                                                    31,800
 ....................................................................................................
                  30,000   French Fragrances, Inc. sr. notes Ser. B,
                           10 3/8s, 2007                                                    31,950
 ....................................................................................................
                  15,000   Hedstrom Holdings, Inc. 144A sr. disc.
                           notes stepped-coupon zero %
                           (12s, 6/1/02), 2009 (STP)                                         9,450
 ....................................................................................................
                 140,000   Icon Fitness Corp. 144A sr. disc. notes
                           stepped-coupon Ser. B, zero %
                           (14s, 11/15/01), 2006 (STP)                                      49,000
 ....................................................................................................
                 160,000   Iron Age Corp. 144A sr. sub. notes
                           9 7/8s, 2008                                                    159,200
 ....................................................................................................
                  30,000   Sealy Mattress Co. 144A sr. disc. notes
                           stepped-coupon zero %
                           (10 7/8s, 12/15/02), 2007 (STP)                                  19,800
----------------------------------------------------------------------------------------------------
                                                                                           301,200
----------------------------------------------------------------------------------------------------
Consumer Non Durables (0.3%)
 ....................................................................................................
                  20,000   Amscan Holdings, Inc. sr. sub. notes
                           9 7/8s, 2007                                                     20,200
 ....................................................................................................
                  50,000   Chattem, Inc. 144A sr. sub. notes
                           8 7/8s, 2008                                                     49,375
 ....................................................................................................
                 360,000   Guess Jeans, Inc. sr. sub. notes 9 1/2s, 2003                   367,200
 ....................................................................................................
                  80,000   Packaged Ice, Inc. 144A sr. notes
                           9 3/4s, 2005                                                     80,800
 ....................................................................................................
               1,340,000   Philip Morris Cos., Inc. notes 7 1/2s, 2002                   1,385,962
 ....................................................................................................
                 450,000   Revlon Consumer Products sr. sub. notes
                           8 5/8s, 2008                                                    451,125
 ....................................................................................................
               1,065,000   Sampoerna International Finance Co.
                           144A company guaranty 8 3/8s, 2006
                           (Indonesia)                                                     585,750
----------------------------------------------------------------------------------------------------
                                                                                         2,940,412
----------------------------------------------------------------------------------------------------
Consumer Products (--%)
 ....................................................................................................
                  50,000   Revlon Worldwide Corp. sr. disc. notes
                           Ser. B, zero %, 2001                                             38,875
----------------------------------------------------------------------------------------------------
Consumer Services (0.3%)
 ....................................................................................................
                 190,000   Amazon.com Inc. 144A sr. disc. notes
                           stepped-coupon zero % (10s, 5/1/03),
                           2008 (STP)                                                      116,850
 ....................................................................................................
                 160,000   Coinmach Corp. sr. notes 11 3/4s, 2005                          177,600
 ....................................................................................................
                  55,000   FRD Acquisition Co. sr. notes Ser. B,
                           12 1/2s, 2004                                                    60,225
 ....................................................................................................
                 280,000   Host Marriott Travel Plaza sr. notes
                           Ser. B, 9 1/2s, 2005                                            298,550
 ....................................................................................................
                 350,000   John Q Hammons Hotels, Inc. 1st mtge.
                           8 7/8s, 2004                                                    352,625
 ....................................................................................................
                 125,000   Jones Intercable, Inc. sr. sub. deb.
                           10 1/2s, 2008                                                   136,875
 ....................................................................................................
                  70,000   Epic Resorts LLP 144A sr. notes 13s, 2005                        70,000
 ....................................................................................................
                 145,000   Prime Hospitality Corp. sub. notes
                           9 3/4s, 2007                                                    154,063
 ....................................................................................................
                 150,000   Sun International Hotels Ltd. sr. sub. notes
                           8 5/8s, 2007                                                    154,500
 ....................................................................................................
               1,050,000   TCI Communications, Inc. sr. notes
                           8.65s, 2004                                                   1,174,373
 ....................................................................................................
                 180,000   Viasystems, Inc. 144A sr. notes 9 3/4s, 2007                    176,400
----------------------------------------------------------------------------------------------------
                                                                                         2,872,061
----------------------------------------------------------------------------------------------------
Electronics and Electrical Equipment (0.1%)
 ....................................................................................................
                  55,000   Celestica International Ltd. 144A sr. sub.
                           notes 10 1/2s, 2006 (Canada)                                     60,638
 ....................................................................................................
                  58,849   Cirent Semiconductor sr. sub. notes
                           10.22s, 2002                                                     61,056
 ....................................................................................................
                  62,441   Cirent Semiconductor 144A sr. sub.
                           notes 10.14s, 2004                                               64,938
 ....................................................................................................
                  30,000   Details, Inc. sr. sub. notes Ser. B, 10s, 2005                   29,850
 ....................................................................................................
                  40,000   DII Group, Inc. (The) sr. sub. notes
                           8 1/2s, 2007                                                     39,200
 ....................................................................................................
                 210,000   Dobson Communications Corp. sr. notes
                           11 3/4s, 2007                                                   227,850
 ....................................................................................................
                 200,000   Fairchild Semiconductor Corp. sr. sub.
                           notes 10 1/8s, 2007                                             206,000
 ....................................................................................................
                 145,000   Fairchild Semiconductor Corp. 144A
                           sr. sub. notes 11.74s, 2008                                     166,025
 ....................................................................................................
                  90,000   Flag Ltd. 144A sr. notes 8 1/4s, 2008
                           (Bermuda)                                                        90,675
 ....................................................................................................
                  35,000   Flextronics International Ltd. sr. sub. notes
                           Ser. B, 8 3/4s, 2007                                             35,219
 ....................................................................................................
                  40,000   HCC Industries, Inc. company guaranty
                           10 3/4s, 2007                                                    42,400
 ....................................................................................................
                  95,000   Motors and Gears Inc. sr. notes Ser. B,
                           10 3/4s, 2006                                                   101,650
 ....................................................................................................
                  50,000   Samsung Electronics 144A company
                           guaranty 9 3/4s, 2003                                            46,000
 ....................................................................................................
                  20,000   Wavetek Corp. company guaranty
                           10 1/8s, 2007                                                    20,200
 ....................................................................................................
                 140,000   Zilog Inc. 144A sr. notes 9 1/2s, 2005                           99,400
----------------------------------------------------------------------------------------------------
                                                                                         1,291,101
----------------------------------------------------------------------------------------------------
Energy-Related (--%)
 ....................................................................................................
                  60,000   AES Corp. sr. sub. notes 8 3/8s, 2007                            60,600
 ....................................................................................................
                  60,000   Gothic Production 144A sr. notes
                           11 1/8s, 2005                                                    57,600
 ....................................................................................................
                  20,000   Newpark Resources, Inc. company
                           guaranty Ser. B, 8 5/8s, 2007                                    20,000
 ....................................................................................................
                  50,000   Niagara Mohawk Power Corp. sr. notes
                           Ser. F, 7 5/8s, 2005                                             50,212
 ....................................................................................................
                  70,000   Niagara Mohawk Power Corp. sr. notes
                           Ser. G, 7 3/4s, 2008                                             71,716
 ....................................................................................................
                   5,000   Panda Global Energy Co. company
                           guaranty 12 1/2s, 2004                                            4,550
 ....................................................................................................
                  60,000   RAM Energy Inc. sr. notes 11 1/2s, 2008                          60,900
----------------------------------------------------------------------------------------------------
                                                                                           325,578
----------------------------------------------------------------------------------------------------
Entertainment (0.4%)
 ....................................................................................................
                  95,000   AMC Entertainment, Inc. sr. sub. notes
                           9 1/2s, 2009                                                     95,950
 ....................................................................................................
                 150,000   Argosy Gaming Co. company guaranty
                           13 1/4s, 2004                                                   168,375
 ....................................................................................................
                 135,000   Cinemark USA, Inc. sr. sub. notes
                           9 5/8s, 2008                                                    139,050
 ....................................................................................................
                  50,000   Coast Hotels & Casinos, Inc. company
                           guaranty Ser. B, 13s, 2002                                       57,875
 ....................................................................................................
                 185,150   Colorado Gaming & Entertainment Co.
                           sr. notes 12s, 2003                                             200,888
 ....................................................................................................
                  90,000   Empress River Casino sr. notes
                           10 3/4s, 2002                                                    97,650
 ....................................................................................................
                 140,000   Fitzgeralds Gaming Corp. 144A
                           company guaranty 12 1/4s, 2004                                  135,800
 ....................................................................................................
                  75,000   Hollywood Casino Corp. sr. notes
                           12 3/4s, 2003                                                    82,125
 ....................................................................................................
                  10,000   Isle of Capri Black Hawk LLC 144A
                           1st mtge. Ser. B, 13s, 2004                                      10,550
 ....................................................................................................
                 150,000   Mohegan Tribal Gaming sr. secd. notes
                           Ser. B, 13 1/2s, 2002                                           190,875
 ....................................................................................................
                  20,000   Penn National Gaming, Inc. 144A
                           sr. notes 10 5/8s, 2004                                          21,000
 ....................................................................................................
                 100,000   Premier Parks, Inc. sr. notes Ser. A, 12s, 2003                 110,750
 ....................................................................................................
                 165,000   Premier Parks, Inc. sr. notes 9 1/4s, 2006                      170,775
 ....................................................................................................
                  90,000   PRT Funding Corp. sr. notes 11 5/8s, 2004                        64,800
 ....................................................................................................
                  90,000   Silver Cinemas Intl.144A sr. sub. notes
                           10 1/2s, 2005                                                    90,675
 ....................................................................................................
                 225,000   Six Flags Corp. sr. sub. notes
                           stepped-coupon Ser. A, zero %
                           (12 1/4s, 6/15/00), 2005 (STP)                                  255,938
 ....................................................................................................
               1,080,000   Time Warner Entertainment Co. sr. notes
                           8 3/8s, 2033                                                  1,281,506
 ....................................................................................................
                 365,000   Time Warner Entertainment Co. notes
                           8 7/8s, 2012                                                    434,219
 ....................................................................................................
                  80,000   Trump A.C. 1st mtge. company guaranty
                           11 1/4s, 2006                                                    77,800
 ....................................................................................................
                 190,000   Trump Castle Funding 144A sub. notes
                           10 1/4s, 2003                                                   191,900
 ....................................................................................................
                  80,000   United Artists Theatre 144A sr. sub. notes
                           9 3/4s, 2008                                                     79,800
 ....................................................................................................
                 365,000   Viacom International, Inc. sub. deb. 8s, 2006                   376,863
----------------------------------------------------------------------------------------------------
                                                                                         4,335,164
----------------------------------------------------------------------------------------------------
Environmental Control (0.2%)
 ....................................................................................................
                  25,000   Allied Waste Industries, Inc. company
                           guaranty 10 1/4s, 2006                                           27,438
 ....................................................................................................
                 140,000   Allied Waste Industries, Inc. sr. disc. notes
                           stepped-coupon zero %
                           (11.3s, 6/1/02), 2007 (STP)                                     102,900
 ....................................................................................................
               1,705,000   WMX Technologies Inc. notes 7.1s, 2026                        1,774,223
----------------------------------------------------------------------------------------------------
                                                                                         1,904,561
----------------------------------------------------------------------------------------------------
Food and Beverages (0.4%)
 ....................................................................................................
                  30,000   Ameriserve Food Co. company guaranty
                           10 1/8s, 2007                                                    31,050
 ....................................................................................................
                  50,000   Ameriserve Food Co. company guaranty
                           8 7/8s, 2006                                                     50,250
 ....................................................................................................
                  45,000   Aurora Foods, Inc. sr. sub. notes Ser. B,
                           9 7/8s, 2007                                                     47,700
 ....................................................................................................
                  80,000   Aurora Foods, Inc. 144A ser. sub. notes
                           Ser. D, 9 7/8s, 2007                                             84,800
 ....................................................................................................
                 250,000   Canandaigua Wine Co. sr. sub. notes
                           8 3/4s, 2003                                                    255,000
 ....................................................................................................
                   5,000   Canandaigua Wine Co. sr. sub. notes
                           Ser. C, 8 3/4s, 2003                                              5,138
 ....................................................................................................
                  65,000   Fleming Companies, Inc. company
                           guaranty Ser. B, 10 1/2s, 2004                                   67,600
 ....................................................................................................
               2,425,000   Philip Morris Companies., Inc. notes
                           7 1/2s, 2004                                                  2,546,929
 ....................................................................................................
                 140,000   RAB Enterprises, Inc. 144A sr. notes
                           10 1/2s, 2005                                                   140,700
 ....................................................................................................
                 200,000   Signature Brands USA, Inc. company
                           guaranty 13s, 2002 (Canada)                                     224,000
 ....................................................................................................
                 310,000   Smithfield Foods, Inc. 144A sr. sub. notes
                           7 5/8s, 2008                                                    306,900
 ....................................................................................................
                  20,000   Southern Foods Group 144A sr. sub. notes
                           9 7/8s, 2007                                                     20,850
 ....................................................................................................
                 100,000   Stater Brothers Holdings 144A sr. sub.
                           notes 9s, 2004                                                  102,000
 ....................................................................................................
                  15,000   Windy Hill Pet Food Co. sr. sub. notes
                           9 3/4s, 2007                                                     15,675
----------------------------------------------------------------------------------------------------
                                                                                         3,898,592
----------------------------------------------------------------------------------------------------
Health Care (0.2%)
 ....................................................................................................
                  60,000   Conmed Corp. company guaranty 9s, 2008                           59,400
 ....................................................................................................
                 250,000   Extendicare Health Services Inc. company
                           guaranty 9.35s, 2007                                            252,500
 ....................................................................................................
                 130,000   Fresenius Medical Capital Trust II company
                           guaranty 7 7/8s, 2008                                           127,725
 ....................................................................................................
                  50,000   Genesis Health Ventures, Inc. sr. sub. notes
                           9 1/4s, 2006                                                     50,500
 ....................................................................................................
                  90,000   Global Health Sciences 144A sr. notes
                           11s, 2008                                                        88,875
 ....................................................................................................
                  90,000   Hudson Respiratory Care, Inc. 144A
                           sr. sub. notes 9 1/8s, 2008                                      87,750
 ....................................................................................................
                  40,000   Integrated Health Services, Inc. sr. sub.
                           notes Ser. A, 9 1/2s, 2007                                       41,900
 ....................................................................................................
                 100,000   Integrated Health Services, Inc. sr. sub.
                           notes Ser. A, 9 1/4s, 2008                                      103,875
 ....................................................................................................
                 150,000   Magellan Health Services, Inc. 144A
                           sr. sub. notes 9s, 2008                                         148,875
 ....................................................................................................
                 630,000   Manor Care, Inc. sr. notes 7 1/2s, 2006                         639,557
 ....................................................................................................
                  60,000   Multicare Cos., Inc. sr. sub. notes 9s, 2007                     59,400
 ....................................................................................................
                  60,000   Paracelsus Healthcare sr. sub. notes
                           10s, 2006                                                        59,400
 ....................................................................................................
                  50,000   Paragon Corp. Holdings, Inc. 144A
                           sr. notes 9 5/8s, 2008                                           45,000
 ....................................................................................................
                 130,000   Paragon Corp. Holdings, Inc. 144A sr. sub.
                           notes Ser. B, 9 1/2s, 2007                                      131,950
 ....................................................................................................
                  60,000   Paragon Health Networks, Inc. sr. sub
                           notes stepped-coupon Ser. B, zero % (10.5s,
                           11/1/02), 2007 (STP)                                             39,600
 ....................................................................................................
                 275,000   Tenet Healthcare Corp. sr. sub. notes
                           8 5/8s, 2007                                                    281,875
----------------------------------------------------------------------------------------------------
                                                                                         2,218,182
----------------------------------------------------------------------------------------------------
Hospital Management and Medical Services (--%)
 ....................................................................................................
                  75,000   MedPartners, Inc. sr. notes 7 3/8s, 2006                         67,223
----------------------------------------------------------------------------------------------------
Insurance and Finance (2.2%)
 ....................................................................................................
                 100,000   Aames Financial Corp. sr. notes 9 1/8s, 2003                    100,000
 ....................................................................................................
                 385,000   Abbey National First Capital PLC
                           sub. notes 7.35s, 2049 (United Kingdom)                         408,816
 ....................................................................................................
                 970,000   AFC Capital Trust I company guaranty
                           Ser. B, 8.207s, 2027                                          1,113,085
 ....................................................................................................
                 215,000   Allstate Financing II company guaranty
                           7.83s, 2045                                                     227,879
 ....................................................................................................
               1,515,000   American General Institute 144A
                           company guaranty 8 1/8s, 2046                                 1,730,978
 ....................................................................................................
                 100,000   APP Finance II Mauritius Ltd. bonds
                           stepped-coupon 12s, (16s, 2/15/04),
                           2049 (Indonesia) (STP)                                           70,000
 ....................................................................................................
                 805,000   Banponce Financial Corp. med. term
                           note 7 1/8s, 2002                                               827,854
 ....................................................................................................
                 115,000   Chevy Chase Savings Bank Inc. sub. deb.
                           9 1/4s, 2005                                                    116,725
 ....................................................................................................
                 945,000   Cincinnati Financial Corp. deb. 6.9s, 2028                      971,337
 ....................................................................................................
                  80,000   Colonial Capital II 144A company
                           guaranty 8.92s, 2027                                             88,713
 ....................................................................................................
                  40,000   Delta Financial Corp. sr. notes 9 1/2s, 2004                     39,600
 ....................................................................................................
                  35,000   Dime Capital Trust I bank guaranty Ser. A,
                           9.33s, 2027                                                      40,994
 ....................................................................................................
                  30,000   Dine S.A. de C.V. 144A company guaranty
                           8 3/4s, 2007 (Mexico)                                            27,600
 ....................................................................................................
                  45,000   Dollar Financial Group Inc. sr. notes Ser. A,
                           10 7/8s, 2006                                                    48,600
 ....................................................................................................
                 325,000   First Financial Caribbean Corp. sr. notes
                           7.84s, 2006                                                     343,015
 ....................................................................................................
                 120,000   First Nationwide Holdings sr. notes
                           12 1/2s, 2003                                                   136,200
 ....................................................................................................
                 100,000   First Nationwide Holdings sr. sub. notes
                           10 5/8s, 2003                                                   113,000
 ....................................................................................................
                 765,000   Firstar Bank Milwaukee sr. bank notes
                           6 1/4s, 2002                                                    766,125
 ....................................................................................................
               1,075,000   Greenpoint Bank sr. notes 6.7s, 2002                          1,093,372
 ....................................................................................................
                  30,000   Greenpoint Capital Trust I company
                           guaranty 9.1s, 2027                                              34,163
 ....................................................................................................
                 175,000   Imperial Credit Capital Trust I 144A
                           company guaranty 10 1/4s, 2002                                  176,750
 ....................................................................................................
                  85,000   Imperial Credit Industries, Inc. sr. notes
                           9 7/8s, 2007                                                     84,575
 ....................................................................................................
                  10,000   Investors Capital Trust I company guaranty
                           Ser. B, 9.77s, 2027                                              11,400
 ....................................................................................................
               1,290,000   Merita Bank Ltd. sub. notes 6 1/2s,
                           2006 (Finland)                                                1,294,205
 ....................................................................................................
                 500,000   Money Store, Inc. notes 8.05s, 2002                             529,675
 ....................................................................................................
               1,950,000   NationsBank Corp. sub. notes 6 7/8s, 2005                     2,011,211
 ....................................................................................................
                  30,000   Nationwide Credit Inc. 144A sr. notes
                           10 1/4s, 2008                                                    30,150
 ....................................................................................................
                  20,000   Netia Holdings B.V. 144A company
                           guaranty 10 1/4s, 2007 (Poland)                                  19,150
 ....................................................................................................
                  10,000   Netia Holdings B.V. 144A company
                           guaranty stepped-coupon zero %
                           (11 1/4s, 11/1/02), 2007 (Poland) (STP)                           6,775
 ....................................................................................................
                   5,000   North Fork Capital Trust I company
                           guaranty 8.7s, 2026                                               5,646
 ....................................................................................................
                  15,000   Ocwen Capital Trust I company guaranty
                           10 7/8s, 2027                                                    16,350
 ....................................................................................................
                   5,000   Ocwen Federal Bank FSB sub. deb.
                           12s, 2005                                                         5,500
 ....................................................................................................
                  10,000   Ocwen Financial Corp. notes 11 7/8s, 2003                        11,200
 ....................................................................................................
                 275,000   Orange Cogen Funding 144A company
                           guaranty 8.175s, 2022                                           303,380
 ....................................................................................................
               1,500,000   Paine Webber Group, Inc. sr. notes
                           6.55s, 2008                                                   1,490,025
 ....................................................................................................
                 705,000   Peoples Bank- Bridgeport sub. notes
                           7.2s, 2006                                                      732,150
 ....................................................................................................
                  30,000   Peoples Heritage Capital Trust company
                           guaranty Ser. B, 9.06s, 2027                                     33,827
 ....................................................................................................
                 765,000   Phoenix Home Life Mutual Insurance Co.
                           144A notes 6.95s, 2006                                          787,139
 ....................................................................................................
                  65,000   Pindo Deli Finance Mauritius Ltd. company
                           guaranty 10 3/4s, 2007 (Indonesia)                               45,500
 ....................................................................................................
                  30,000   Pioneer Americas Acquisition 144A
                           sr. notes 9 1/4s, 2007                                           29,550
 ....................................................................................................
                  55,000   Polytama International notes
                           11 1/4s, 2007 (Indonesia)                                        19,250
 ....................................................................................................
               1,040,000   Popular, Inc. med. term notes 6.4s, 2000                      1,045,918
 ....................................................................................................
                  70,000   Provident Capital Trust company guaranty
                           8.6s, 2026                                                       75,469
 ....................................................................................................
               1,270,000   Provident Companies, Inc. bonds
                           7.405s, 2038                                                  1,294,765
 ....................................................................................................
                  80,000   Riggs Capital Trust 144A bonds
                           8 5/8s, 2026                                                     87,878
 ....................................................................................................
               1,465,000   Southern Investments Service Co.
                           sr. notes 6.8s, 2006 (United Kingdom)                         1,496,380
 ....................................................................................................
                  50,000   Sovereign Capital Trust company
                           guaranty 9s, 2027                                                55,248
 ....................................................................................................
                 710,000   Sparbanken Sverige AB (Swedbank)
                           144A sub. notes 7 1/2s, 2006 (Sweden)                           740,530
 ....................................................................................................
                 650,000   St. Paul Bancorp sr. notes 7 1/8s, 2004                         672,016
 ....................................................................................................
                 865,000   TIG Holdings, Inc. notes 8 1/8s, 2005                           936,276
 ....................................................................................................
                  55,000   Vicap SA. 144A company guaranty
                           10 1/4s, 2002 (Mexico)                                           55,550
 ....................................................................................................
                   5,000   Webster Capital Trust I 144A bonds
                           9.36s, 2027                                                       5,650
----------------------------------------------------------------------------------------------------
                                                                                        22,407,144
----------------------------------------------------------------------------------------------------
Medical Supplies and Devices (0.1%)
 ....................................................................................................
                 120,000   ALARIS Medical Systems, Inc. company
                           guaranty 9 3/4s, 2006                                           123,900
 ....................................................................................................
                 105,000   Graphic Controls Corp. sr. sub. notes
                           Ser. A, 12s, 2005                                               116,550
 ....................................................................................................
                  45,000   Imagyn Medical Technologies company
                           guaranty 12 1/2s, 2004                                           15,750
 ....................................................................................................
                 100,000   Kinetic Concepts, Inc. company guaranty
                           Ser. B, 9 5/8s, 2007                                            101,250
 ....................................................................................................
                 120,000   Mediq, Inc. 144A sr. sub. notes 11s, 2008                       123,000
 ....................................................................................................
                 110,000   Wright Medical Technology, Inc. 144A
                           notes Ser. C, 11 3/4s, 2000                                     108,900
----------------------------------------------------------------------------------------------------
                                                                                           589,350
----------------------------------------------------------------------------------------------------
Metals and Mining (0.1%)
 ....................................................................................................
                  65,000   Acindar Industria Argentina de Aceros
                           S.A. bonds 11 1/4s, 2004 (Argentina)                             65,163
 ....................................................................................................
                 155,000   AK Steel Corp. sr. notes 9 1/8s, 2006                           161,975
 ....................................................................................................
                 110,000   Ameristeel Corp. 144A sr. notes
                           8 3/4s, 2008                                                    110,000
 ....................................................................................................
                  40,000   Anker Coal Group, Inc. sr. notes Ser. B,
                           9 3/4s, 2007                                                     36,000
 ....................................................................................................
                  65,000   Continental Global Group sr. notes
                           Ser. B, 11s, 2007                                                67,600
 ....................................................................................................
                 295,000   Freeport-McMoRan Copper &
                           Gold Co., Inc. sr. notes 7 1/2s, 2006                           233,375
 ....................................................................................................
                  80,000   Hylsa S.A. de C.V. 144A bonds 9 1/4s,
                           2007 (Mexico)                                                    74,400
 ....................................................................................................
                  70,000   Lodestar Holding, Inc. 144A sr. notes
                           11 1/2s, 2005                                                    69,650
 ....................................................................................................
                  10,000   Maxxam Group Holdings, Inc. sr. notes
                           Ser. B, 12s, 2003                                                11,150
 ....................................................................................................
                  70,000   WHX Corp. sr. notes 10 1/2s, 2005                                70,175
----------------------------------------------------------------------------------------------------
                                                                                           899,488
----------------------------------------------------------------------------------------------------
Oil and Gas (0.8%)
 ....................................................................................................
                  75,000   Abraxas Petroleum Corp. 144A
                           11 1/2s, 2004                                                    77,625
 ....................................................................................................
                  30,000   Benton Oil & Gas Co. sr. notes 9 3/8s, 2007                      29,250
 ....................................................................................................
                 175,000   Chesapeake Energy Corp. sr. notes
                           9 1/8s, 2006                                                    172,375
 ....................................................................................................
                  80,000   Perez Companc S.A. 144A bonds 9s,
                           2004 (Argentina)                                                 80,800
 ....................................................................................................
                 150,000   Cliffs Drilling Co. company guaranty
                           Ser. D, 10 1/4s, 2003                                           158,063
 ....................................................................................................
                 995,000   Coastal Corp. bonds 6.95s, 2028                                 983,806
 ....................................................................................................
                  30,000   Coho Energy, Inc. sr. sub. notes 8 7/8s, 2007                    28,275
 ....................................................................................................
               1,000,000   Columbia Gas System, Inc. notes Ser. E,
                           7.32s, 2010                                                   1,047,570
 ....................................................................................................
                  20,000   Costilla Energy, Inc. sr. notes 10 1/4s, 2006                    20,300
 ....................................................................................................
                  70,000   Dailey Petroleum Services Corp. company
                           guaranty 9 1/2s, 2008                                            68,425
 ....................................................................................................
                 110,000   Flores & Rucks, Inc. sr. sub. notes
                           9 3/4s, 2006                                                    119,625
 ....................................................................................................
               1,495,000   Global Marine Inc. notes 7s, 2028                             1,508,335
 ....................................................................................................
                 980,000   K N Energy, Inc. sr. notes 6.45s, 2003                          981,039
 ....................................................................................................
                  60,000   Michael Petroleum Corp. 144A sr. notes
                           11 1/2s, 2005                                                    60,000
 ....................................................................................................
                  80,000   Northern Offshore 144A company
                           guaranty 10s, 2005                                               78,400
 ....................................................................................................
                  75,000   Pacalta Resources Ltd. sr. notes Ser. B,
                           10 3/4s, 2004 (Canada)                                           75,375
 ....................................................................................................
                 150,000   Panaco, Inc. company guaranty Ser. B,
                           10 5/8s, 2004                                                   149,250
 ....................................................................................................
                 400,000   Petro Geo-Services AS ADR notes
                           7 1/2s, 2007 (Norway)                                           425,616
 ....................................................................................................
                 290,000   Pogo Producing Co. sr. sub. notes Ser. B,
                           8 3/4s, 2007                                                    294,350
 ....................................................................................................
                  50,000   Pride Petroleum Services, Inc. sr. notes
                           9 3/8s, 2007                                                     53,250
 ....................................................................................................
                 655,000   Saga Petroleum ASA deb. 7 1/4s, 2027
                           (Norway)                                                        662,578
 ....................................................................................................
                  40,000   Seven Seas Petroleum 144A sub. notes
                           12 1/2s, 2005                                                    40,000
 ....................................................................................................
                  30,000   Snyder Oil Corp. sr. sub. notes 8 3/4s, 2007                     30,150
 ....................................................................................................
                  40,000   Tokai Corp. 144A FRB Ser. A, 9.98s, 2049                         37,000
 ....................................................................................................
                 800,000   Transamerican Energy sr. disc. notes
                           stepped-coupon Ser. B, zero %
                           (13s, 6/15/99), 2002 (STP)                                      656,000
 ....................................................................................................
                 250,000   Transamerican Energy sr. notes Ser. B,
                           11 1/2s, 2002                                                   230,000
 ....................................................................................................
                 360,000   TransTexas Gas Corp. sr. sub. notes Ser. D,
                           13 3/4s, 2001                                                   396,000
----------------------------------------------------------------------------------------------------
                                                                                         8,463,457
----------------------------------------------------------------------------------------------------
Packaging and Containers (--%)
 ....................................................................................................
                  20,000   AEP Industries, Inc. sr. sub. notes
                           9 7/8s, 2007                                                     20,550
 ....................................................................................................
                  50,000   Innova S De R.L. sr. notes 12 7/8s, 2007
                           (Mexico)                                                         50,750
 ....................................................................................................
                  30,000   Radnor Holdings Corp. company
                           guaranty Ser. B, 10s, 2003                                       31,200
 ....................................................................................................
                 190,000   Riverwood International Corp. company
                           guaranty 10 7/8s, 2008                                          193,563
 ....................................................................................................
                 110,000   Riverwood International Corp. company
                           guaranty 10 1/4s, 2006                                          112,200
----------------------------------------------------------------------------------------------------
                                                                                           408,263
----------------------------------------------------------------------------------------------------
Paper and Forest Products (0.1%)
 ....................................................................................................
                  10,000   APP International Finance Co. notes
                           11 3/4s, 2005 (Netherlands)                                       8,900
 ....................................................................................................
                  35,000   Huntsman Packaging Corp. company
                           guaranty 9 1/8s, 2007                                            35,525
 ....................................................................................................
                 190,000   Indah Kiat Financial Mauritius Ltd.
                           company guaranty 10s, 2007 (Indonesia)                          134,900
 ....................................................................................................
                 150,000   PT Pabrik Kertas Tjiwi Kimia company
                           guaranty 10s, 2004 (Indonesia)                                  105,000
 ....................................................................................................
                 235,000   Repap New Brunswick sr. notes 10 5/8s,
                           2005 (Canada)                                                   237,350
 ....................................................................................................
                  45,000   Repap New Brunswick 144A sr. notes 9s,
                           2004 (Canada)                                                    45,225
 ....................................................................................................
                  10,000   Stone Container Corp. 1st mtge.
                           10 3/4s, 2002                                                    10,625
----------------------------------------------------------------------------------------------------
                                                                                           577,525
----------------------------------------------------------------------------------------------------
Pharmaceuticals (--%)
 ....................................................................................................
                 150,000   ICN Pharmaceuticals, Inc. 144A sr. notes
                           9 1/4s, 2005                                                    159,750
 ....................................................................................................
                  70,000   PharMerica, Inc. 144A sr. sub. notes
                           8 3/8s, 2008                                                     70,175
----------------------------------------------------------------------------------------------------
                                                                                           229,925
----------------------------------------------------------------------------------------------------
Photography (--%)
 ....................................................................................................
                  30,000   Panavision Inc. 144A sr. disc. notes
                           stepped-coupon zero % (9 5/8s,
                           2/1/02), 2006 (STP)                                              21,600
----------------------------------------------------------------------------------------------------
Publishing (0.2%)
 ....................................................................................................
                 100,000   American Media Operation, Inc. sr. sub.
                           notes 11 5/8s, 2004                                             108,000
 ....................................................................................................
                 190,000   E. Spire Communications, Inc. sr. disc.
                           notes stepped-coupon zero %
                           (13s, 11/1/00), 2005 (STP)                                      158,175
 ....................................................................................................
                 150,000   Garden State Newspapers, Inc. sr. sub.
                           notes Ser. B, 8 3/4s, 2009                                      152,250
 ....................................................................................................
               1,270,000   News America Holdings, Inc. deb.
                           7 3/4s, 2045                                                  1,363,853
 ....................................................................................................
                  80,000   News America Holdings, Inc. deb. 7.7s, 2025                      85,967
 ....................................................................................................
                 100,000   Perry-Judd 144A sr. sub. notes 10 5/8s, 2007                    104,500
 ....................................................................................................
                  30,000   Tri State Media, Inc. 144A sr. sub. notes
                           11s, 2008                                                        30,488
 ....................................................................................................
                  35,000   Von Hoffman Press Inc. 144A sr. sub.
                           notes 10 3/8s, 2007                                              36,925
----------------------------------------------------------------------------------------------------
                                                                                         2,040,158
----------------------------------------------------------------------------------------------------
Real Estate (0.1%)
 ....................................................................................................
                  20,000   Bluegreen Corp. 144A sr. notes
                           10 1/2s, 2008                                                    19,700
 ....................................................................................................
                  60,000   Brylane (L.P.) sr. sub. notes 10s, 2003 (R)                      63,150
 ....................................................................................................
                 680,000   Equity Residential Properties notes
                           6.63s, 2015 (R)                                                 684,678
----------------------------------------------------------------------------------------------------
                                                                                           767,528
----------------------------------------------------------------------------------------------------
Retail (0.3%)
 ....................................................................................................
                  30,000   Color Spot Nurseries sr. sub. notes
                           10 1/2s, 2007                                                    28,200
 ....................................................................................................
                  70,000   Eye Care Centers of America 144A
                           sr. sub. notes 9 1/8s, 2008                                      68,950
 ....................................................................................................
               1,405,000   Federated Department Stores sr. notes
                           8 1/2s, 2003                                                  1,537,140
 ....................................................................................................
                  40,000   Home Interiors & Gifts, Inc. 144A sr. sub.
                           notes 10 1/8s, 2008                                              40,900
 ....................................................................................................
                 100,000   Jitney-Jungle Stores company guaranty
                           12s, 2006                                                       112,500
 ....................................................................................................
                  10,000   K mart Corp. med. term notes 8.19s, 2003                         10,247
 ....................................................................................................
                  10,000   K mart Corp. med. term notes 8s, 2001                            10,165
 ....................................................................................................
                  10,000   K mart Corp. med. term notes 6.88s, 1999                          9,965
 ....................................................................................................
               1,295,000   National Health Investors, Inc. bonds
                           7.3s, 2007 (R)                                                1,325,303
 ....................................................................................................
                   5,000   Specialty Retailers, Inc. company guaranty
                           Ser. B, 8 1/2s, 2005                                              5,125
 ....................................................................................................
                 125,000   William Carter Co. sr. sub. notes Ser. A,
                           10 3/8s, 2006                                                   132,500
 ....................................................................................................
                  50,000   William Carter Holdings Co. 144A
                           sr. sub. notes 12s, 2008                                         53,500
 ....................................................................................................
                  50,000   Zale Corp. sr. notes Ser. B, 8 1/2s, 2007                        51,500
----------------------------------------------------------------------------------------------------
                                                                                         3,385,995
----------------------------------------------------------------------------------------------------
Satellite Services (0.1%)
 ....................................................................................................
                 175,000   Esat Holdings Ltd. 144A sr. notes
                           stepped-coupon zero % (12 1/2s,
                           2/01/02), 2007 (Ireland) (STP)                                  128,625
 ....................................................................................................
                 130,000   ICG Holdings, Inc. sr. disc. notes
                           stepped-coupon zero % (13 1/2s,
                           9/15/00), 2005 (Canada) (STP)                                   111,150
 ....................................................................................................
                 250,000   ICG Services, Inc. 144A sr. disc. notes
                           stepped-coupon zero % (10s, 2/15/03),
                           2008 (STP)                                                      148,750
 ....................................................................................................
                 280,000   ICG Services, Inc. 144A sr. disc. notes
                           stepped-coupon zero %, (9 7/8s, 5/1/03),
                           2008 (STP)                                                      173,250
 ....................................................................................................
                  60,000   Satelites Mexicanos S.A. de C.V. 144A
                           sr. notes 10 1/8s, 2004 (Mexico)                                 58,500
 ....................................................................................................
                  50,000   TCI Satellite Entertainment, Inc. sr. sub.
                           notes 10 7/8s, 2007                                              50,000
 ....................................................................................................
                  55,000   TCI Satellite Entertainment, Inc. sr. disc.
                           notes stepped-coupon zero % (12 1/4s,
                           2/102), 2007 (STP)                                               37,125
----------------------------------------------------------------------------------------------------
                                                                                           707,400
----------------------------------------------------------------------------------------------------
Shipping (--%)
 ....................................................................................................
                  30,000   International Shipholding Corp. sr. notes
                           7 3/4s, 2007                                                     29,325
----------------------------------------------------------------------------------------------------
Specialty Consumer Products (0.1%)
 ....................................................................................................
                 100,000   Decora Industries, Inc. 144A sr. sec. notes
                           11s, 2005                                                        97,750
 ....................................................................................................
               1,020,000   EOP Operating LP 144A notes
                           6.763s, 2007                                                  1,023,111
----------------------------------------------------------------------------------------------------
                                                                                         1,120,861
----------------------------------------------------------------------------------------------------
Telecommunications (1.2%)
 ....................................................................................................
                 140,000   Allegiance Telecom, Inc. sr. disc. notes
                           stepped-coupon Ser. B, zero %
                           (11 3/4s, 2/15/03), 2008 (STP)                                   74,550
 ....................................................................................................
               1,020,000   AT&T Capital Corp. med. term notes
                           6 1/4s, 2001                                                  1,021,163
 ....................................................................................................
                  55,000   Barak I.T.C. sr. disc. notes stepped-coupon
                           Ser. B, zero % (12 1/2s, 11/15/02), 2007 (STP)                   33,000
 ....................................................................................................
                  60,000   BTI Telecom Corp. sr. notes 10 1/2s, 2007                        60,300
 ....................................................................................................
                 175,000   Celcaribe S.A. sr. notes 13 1/2s, 2004                          185,500
 ....................................................................................................
                 360,000   CellNet Data Systems, Inc. sr. disc. notes
                           stepped-coupon zero % (14s, 10/1/02),
                           2007 (STP)                                                      207,000
 ....................................................................................................
                  50,000   Centennial Cellular Corp. sr. notes
                           8 7/8s, 2001                                                     52,000
 ....................................................................................................
                 225,000   Colt Telecommunications Group PLC
                           sr. disc. notes stepped-coupon zero %
                           (12s, 12/15/01), 2006 (United Kingdom) (STP)                    177,750
 ....................................................................................................
                 135,000   Comcast Cellular Holdings sr. notes
                           Ser. B, 9 1/2s, 2007                                            140,063
 ....................................................................................................
                  35,000   Consorcio Ecuatoriano notes 14s,
                           2002 (Ecuador)                                                   33,250
 ....................................................................................................
                  60,000   CTI Holdings S.A. 144A sr. notes
                           stepped-coupon zero %
                           (11 1/2s, 4/15/03), 2008 (STP)                                   33,300
 ....................................................................................................
                 150,000   Dobson Wireline Co. 144A sr. notes
                           12 1/4s, 2008                                                   151,500
 ....................................................................................................
                  40,000   E. Spire Communications, Inc. sr. disc.
                           notes stepped-coupon zero %
                           (12 3/4s, 4/1/01), 2006 (STP)                                    31,400
 ....................................................................................................
                  45,000   E. Spire Communications, Inc. sr. notes
                           13 3/4s, 2007                                                    51,300
 ....................................................................................................
                 200,000   Econophone, Inc. 144A notes
                           stepped-coupon zero % (11s, 2/15/03),
                           2008 (STP)                                                      116,000
 ....................................................................................................
                  30,000   Esprit Telecom Group PLC sr. notes
                           11 1/2s, 2007 (United Kingdom)                                   31,800
 ....................................................................................................
                 180,000   Focal Communications Corp. 144A
                           sr. disc. notes stepped-coupon zero %
                           (12 1/8s, 2/15/03), 2008 (STP)                                  108,000
 ....................................................................................................
                 430,000   Global Crossing Holdings 144A sr. notes
                           9 5/8s, 2008                                                    448,275
 ....................................................................................................
                 240,000   GST Telecommunications, Inc. company
                           guaranty stepped-coupon zero %
                           (13 7/8s, 15/15/00), 2005 (STP)                                 194,400
 ....................................................................................................
                 340,000   GST Telecommunications, Inc. 144A
                           sr. disc. notes stepped-coupon zero %
                           (10 1/2s, 5/1/03), 2008 (STP)                                   204,000
 ....................................................................................................
                  90,000   Hyperion Telecommunications Corp., Inc.
                           sr. notes Ser. B, 12 1/4s, 2004                                  97,200
 ....................................................................................................
                  60,000   Hyperion Telecommunications Corp., Inc.
                           sr. disc. notes stepped-coupon Ser. B,
                           zero % (13s, 4/15/01), 2003 (STP)                                44,700
 ....................................................................................................
                  60,000   IDT Corp. 144A sr. notes 8 3/4s, 2006                            57,600
 ....................................................................................................
                 130,000   Intelcom Group (USA), Inc. company
                           guaranty stepped-coupon zero %
                           (12 1/2s, 5/1/01), 2006 (STP)                                   103,350
 ....................................................................................................
                 100,000   Intercel, Inc. sr. disc. notes stepped-coupon
                           zero % (12s, 2/1/01), 2006 (STP)                                 80,375
 ....................................................................................................
                 335,000   Intermedia Communications, Inc. sr. notes
                           Ser. B, 8 1/2s, 2008                                            335,838
 ....................................................................................................
                 190,000   Intermedia Communications, Inc. 144A
                           sr. notes 8.6s, 2008                                            191,425
 ....................................................................................................
                 305,000   International Cabletel, Inc. sr. notes
                           stepped-coupon Ser. B, zero %
                           (11 1/2s, 2/01/01), 2006 (STP)                                  251,625
 ....................................................................................................
                 200,000   Ionica Group PLC sr. disc. notes
                           stepped-coupon zero % (15s, 5/1/02),
                           2007 (United Kingdom) (STP)                                      42,000
 ....................................................................................................
                 100,000   Iridium LLC/Capital Corp. company
                           guaranty Ser. B, 14s, 2005                                      111,000
 ....................................................................................................
                  10,000   Iridium LLC/Capital Corp. company
                           guaranty Ser. C, 11 1/4s, 2005                                   10,025
 ....................................................................................................
                  55,000   ITC Deltacom, Inc. sr. notes 11s, 2007                           61,600
 ....................................................................................................
                 110,000   IXC Communications, Inc. 144A sr. sub.
                           notes 9s, 2008                                                  110,550
 ....................................................................................................
                 210,000   Knology Holdings Inc. sr. disc. notes
                           stepped-coupon zero % (11 7/8s,
                           10/15/02), 2007 (STP)                                           123,900
 ....................................................................................................
                  50,000   L-3 Communications Corp. sr. sub. notes
                           8 1/2s, 2008                                                     50,188
 ....................................................................................................
                  50,000   L-3 Communications Corp. sr. sub. notes
                           Ser. B, 10 3/8s, 2007                                            55,250
 ....................................................................................................
                  20,000   Level 3 Communication, Inc. 144A
                           sr. notes 9 1/8s, 2008                                           19,450
 ....................................................................................................
                  10,000   McCaw International Ltd sr. discount
                           notes stepped coupon zero %
                           (13s, 4/15/02), 2007 (STP)                                        6,625
 ....................................................................................................
                 300,000   MCI Communications Corp. notes
                           6 1/8s, 2002                                                    298,884
 ....................................................................................................
                  70,000   Metrocall, Inc. sr. sub. notes 10 3/8s, 2007                     72,100
 ....................................................................................................
                  30,000   Metrocall, Inc. sr. sub. notes 9 3/4s, 2007                      30,600
 ....................................................................................................
                  25,000   MetroNet Communications Corp. sr. disc.
                           notes stepped-coupon zero %
                           (10 3/4s, 11/1/02), 2007 (Canada) (STP)                          16,625
 ....................................................................................................
                 170,000   MetroNet Communications Corp. 144A
                           sr. disc. notes stepped-coupon zero %
                           (9.95s, 6/15/03), 2008 (STP)                                    105,188
 ....................................................................................................
                  20,000   MGC communications, Inc. sr. notes
                           Ser. B, 13s, 2004                                                20,200
 ....................................................................................................
                  50,000   Microcell Telecommunications sr. disc.
                           notes stepped-coupon Ser. B, zero %
                           (14s, 12/1/01), 2006 (Canada) (STP)                              37,375
 ....................................................................................................
                 315,000   Millicom International Cellular S.A.
                           sr. disc. notes stepped-coupon zero %
                           (13 1/2s, 6/1/01), 2006 (Luxembourg) (STP)                      245,700
 ....................................................................................................
                  40,000   MJD Communications Inc. 144A FRN
                           10s, 2008                                                        40,400
 ....................................................................................................
                  30,000   MJD Communications Inc. 144A sr. sub.
                           notes 9 1/2s, 2008                                               30,675
 ....................................................................................................
                  60,000   Mobile Telecommunications Tech. sr. notes
                           13 1/2s, 2002                                                    68,700
 ....................................................................................................
                 600,000   NEXTEL Communicaitons, Inc. 144A
                           sr. disc. notes stepped-coupon zero %
                           (12 1/8s, 4/15/03), 2008 (STP)                                  372,000
 ....................................................................................................
                 650,000   NEXTEL Communications, Inc. sr. disc.
                           notes stepped-coupon zero %
                           (10.65s, 9/15/02), 2007 (STP)                                   438,750
 ....................................................................................................
                 560,000   NEXTEL Communications, Inc. sr. disc.
                           notes stepped-coupon zero %
                           (9 3/4s, 2/15/99), 2004 (STP)                                   544,600
 ....................................................................................................
                 290,000   NEXTEL Communications, Inc. 144A
                           sr. disc. notes stepped-coupon zero %
                           (9.95s, 2/15/03), 2008 (STP)                                    184,875
 ....................................................................................................
                 110,000   NTL Inc. sr. notes Ser. B, 10s, 2007
                           (United Kingdom)                                                117,700
 ....................................................................................................
                  40,000   Pagemart Nationwide, Inc. sr. disc. notes
                           stepped-coupon zero % (15s, 2/1/00),
                           2005 (STP)                                                       36,400
 ....................................................................................................
                   5,000   Paging Network Do Brasil sr. notes
                           13 1/2s, 2005 (Brazil)                                            4,400
 ....................................................................................................
                 110,000   Price Communications Wireless Inc.
                           144A sr. notes 9 1/8s, 2006                                     110,000
 ....................................................................................................
                  70,000   Primus Telecom Group 144A sr. notes
                           9 7/8s, 2008                                                     68,600
 ....................................................................................................
                  65,000   Qwest Communications International, Inc.
                           sr. disc. notes stepped-coupon zero %
                           (9.47s, 10/15/02), 2007 (STP)                                    48,750
 ....................................................................................................
                  30,000   Qwest Communications International, Inc.
                           sr. disc. notes stepped-coupon zero %
                           (8.29s, 2/1/03), 2008 (STP)                                      21,600
 ....................................................................................................
                 120,000   RCN Corp. sr. disc. notes stepped-coupon
                           zero % (11 1/8s, 10/15/02), 2007 (STP)                           77,100
 ....................................................................................................
                 290,000   RCN Corp. sr. discount notes,
                           stepped-coupon Ser. B, zero %
                           (9.8s, 2/15/03), 2008 (STP)                                     174,000
 ....................................................................................................
                 123,000   RSL Communications, Ltd. company
                           guaranty 12 1/4s, 2006                                          138,990
 ....................................................................................................
                  90,000   RSL Communications, Ltd. 144A
                           sr. disc. notes stepped-coupon zero %
                           (10 1/8s, 3/1/03), 2008 (STP)                                    53,100
 ....................................................................................................
                  60,000   RSL Communications, Ltd. 144A sr. notes
                           9 1/8s, 2008                                                     58,425
 ....................................................................................................
                  45,000   Sprint Spectrum L.P. sr. notes 11s, 2006                         52,088
 ....................................................................................................
                 115,000   Sygnet Wireless, Inc. sr. notes 11 1/2s, 2006                   127,075
 ....................................................................................................
                  50,000   Telecom Tech, Inc. 144A sr. sub. notes
                           9 3/4s, 2008                                                     50,875
 ....................................................................................................
               2,000,000   Telefonica de Argentina S.A. 144A
                           9 1/8s, 2008                                                  1,915,000
 ....................................................................................................
                  25,000   Telesystem International Wireless Inc.
                           sr. disc. notes stepped-coupon Ser. C,
                           zero % (10 1/2s, 11/1/02), 2007 (STP)                            14,813
 ....................................................................................................
                  70,000   Teligent, Inc. sr. notes 11 1/2s, 2007                           70,875
 ....................................................................................................
                 480,000   Teligent, Inc. 144A sr. disc. notes
                           stepped-coupon zero % (11 1/2s, 3/1/03),
                           2008 (STP)                                                      265,200
 ....................................................................................................
                  20,000   Transtel S.A. 144A pass through
                           certificates 12 1/2s, 2007 (Colombia)                            18,200
 ....................................................................................................
                 180,000   United International Holdings sr. disc.
                           notes stepped-coupon Ser. B, zero %
                           (10 3/4s, 2/15/03), 2008 (STP)                                  111,150
 ....................................................................................................
                  65,000   Winstar Communications, Inc. sr. sub.
                           notes 15s, 2007                                                  85,475
 ....................................................................................................
                  70,000   Winstar Communications. Inc. 144A
                           sr. sub. notes 10s, 2008                                         69,650
 ....................................................................................................
                  65,000   Winstar Equipment Corp. company
                           guaranty 12 1/2s, 2004                                           74,100
 ....................................................................................................
               1,360,000   WorldCom, Inc. notes 7 3/4s, 2007                             1,475,138
----------------------------------------------------------------------------------------------------
                                                                                        12,852,628
----------------------------------------------------------------------------------------------------
Textiles (--%)
 ....................................................................................................
                 130,000   Day International Group, Inc. 144A
                           sr. sub. notes 9 1/2s, 2008                                     130,650
 ....................................................................................................
                  30,000   Glenoit Corp. company guaranty 11s, 2007                         31,950
 ....................................................................................................
                  60,000   Polymer Group, Inc. company guaranty
                           Ser. B, 9s, 2007                                                 60,600
 ....................................................................................................
                  60,000   Polymer Group, Inc. 144A sr. sub.notes
                           8 3/4s, 2008                                                     59,850
 ....................................................................................................
                  80,000   Polysindo International Finance company
                           guaranty 11 3/8s, 2006 (Indonesia)                               27,200
 ....................................................................................................
                  90,000   Westpoint Stevens, Inc. 144A sr. notes
                           7 7/8s, 2008                                                     90,338
----------------------------------------------------------------------------------------------------
                                                                                           400,588
----------------------------------------------------------------------------------------------------
Transportation (0.6%)
 ....................................................................................................
                  70,000   Calair LLC 144A company guaranty
                           8 1/8s, 2008                                                     69,650
 ....................................................................................................
                 120,000   Canadian Airlines Corp. sr. sec. notes
                           10s, 2005 (Canada)                                              121,200
 ....................................................................................................
                 150,000   Cathay International Ltd. 144A sr. notes
                           13s, 2008                                                       132,750
 ....................................................................................................
                  60,000   Consorcio/MCII Holdings sec. notes
                           stepped-coupon zero % (12s, 11/15/98),
                           2002 (STP)                                                       57,300
 ....................................................................................................
                 310,000   Continental Airlines pass-through
                           certificates Ser. 97CI, 7.42s, 2007                             318,262
 ....................................................................................................
               1,480,000   Continental Airlines, Inc. pass-through
                           certificates Ser. 981C, 6.541s, 2009                          1,480,488
 ....................................................................................................
                 150,000   Continental Airlines, Inc. sr. notes
                           9 1/2s, 2001                                                    159,375
 ....................................................................................................
                 725,000   CSX Corp. deb. 7.95s, 2027                                      823,905
 ....................................................................................................
                  50,000   Facilicom International 144A sr. notes
                           10 1/2s, 2008                                                    49,000
 ....................................................................................................
                  20,000   Hermes Europe Railtel sr. notes
                           11 1/2s, 2007 (Netherlands)                                      22,600
 ....................................................................................................
                 125,000   Johnstown America Industries, Inc.
                           company guaranty Ser. C, 11 3/4s, 2005                          138,438
 ....................................................................................................
                  70,000   Kitty Hawk, Inc. company guaranty
                           9.95s, 2004                                                      73,675
 ....................................................................................................
                  50,000   MC Shipping, Inc. 144A sr. notes
                           11 1/4s, 2008                                                    50,000
 ....................................................................................................
                 115,000   Newport News Shipbuilding sr. notes
                           8 5/8s, 2006                                                    121,038
 ....................................................................................................
               1,230,000   Norfolk Southern Corp. bonds 7.05s, 2037                      1,306,125
 ....................................................................................................
               1,200,000   Norfolk Southern Corp. notes 6.95s, 2002                      1,233,072
 ....................................................................................................
                  25,000   TFM S.A. de C.V. company guaranty
                           10 1/4s, 2007 (Mexico)                                           25,313
 ....................................................................................................
                 130,000   TFM S.A. de C.V. company guaranty
                           stepped-coupon zero % (11 3/4s, 6/15/02),
                           2009 (Mexico) (STP)                                              86,775
 ....................................................................................................
                 130,000   Trans World Airlines, Inc. sr. notes
                           11 1/2s, 2004                                                   137,150
 ....................................................................................................
                  70,000   Trans World Airlines, Inc. 144A notes
                           11 3/8s, 2006                                                    70,175
 ....................................................................................................
                   8,000   Viking Star Shipping sr. secd. notes
                           9 5/8s, 2003                                                      8,040
----------------------------------------------------------------------------------------------------
                                                                                         6,484,331
----------------------------------------------------------------------------------------------------
Utilities (0.4%)
 ....................................................................................................
                   5,000   AES China Generating Co. sr. notes
                           10 1/8s, 2006 (China)                                             4,675
 ....................................................................................................
                 715,000   Arizona Public Service Co. sr. notes
                           6 3/4s, 2006                                                    728,878
 ....................................................................................................
                 300,000   Calpine Corp. sr. notes 10 1/2s, 2006                           331,500
 ....................................................................................................
                  60,000   Cleveland Electric Illuminating Co.
                           1st mtge. Ser. B, 9 1/2s, 2005                                   66,273
 ....................................................................................................
                 485,000   Connecticut Light & Power Co. 1st mtge.
                           Ser. A, 7 7/8s, 2001                                            496,446
 ....................................................................................................
                  10,000   El Paso Electric Co. 1st mtge. Ser. E,
                           9.4s, 2011                                                       11,386
 ....................................................................................................
                  20,000   Enersis S.A. notes 7.4s, 2016 (Chile)                            18,275
 ....................................................................................................
                 275,000   Jersey Central Power & Light Co.
                           1st mtge. med. term note 6.85s, 2006                            283,558
 ....................................................................................................
                 500,000   Long Island Lighting Co. deb. 9s, 2022                          570,295
 ....................................................................................................
                 100,000   Long Island Lighting Co. deb. 8.9s, 2019                        105,976
 ....................................................................................................
                 153,239   Midland Cogeneration Ventures LP deb.
                           10.33s, 2002                                                    165,696
 ....................................................................................................
                 295,000   Midland Funding Corp. deb. Ser. A,
                           11 3/4s, 2005                                                   354,867
 ....................................................................................................
                 100,000   Niagara Mohawk Power Corp.
                           med. term notes 9.95s, 2000                                     101,523
 ....................................................................................................
                  31,205   Northeast Utilities System notes Ser. A,
                           8.58s, 2006                                                      32,123
 ....................................................................................................
                 133,333   Northeast Utilities System notes Ser. B,
                           8.38s, 2005                                                     352,265
----------------------------------------------------------------------------------------------------
                                                                                         3,623,736
----------------------------------------------------------------------------------------------------
                           Total Corporate Bonds and Notes
                           (cost $104,957,735)                                        $107,712,624
----------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT BONDS AND NOTES (6.0%) *
----------------------------------------------------------------------------------------------------
Principal Amount                                                                             Value
 ....................................................................................................
AUD            7,920,000   Australia (Government of) bonds
                           Ser. 1007, 10s, 2007                                         $6,436,346
 ....................................................................................................
DKK           15,460,000   Denmark (Government of) bonds 7s, 2007                        2,583,818
 ....................................................................................................
FRF           16,596,000   France (Government of) bonds
                           5 1/2s, 2007                                                  2,879,890
 ....................................................................................................
FRF           18,822,000   France (Government of) deb. 6 3/4s, 2003                      3,387,308
 ....................................................................................................
DEM            6,615,000   Germany (Federal Republic of) bonds
                           Ser. 97, 6s, 2007                                             3,969,000
 ....................................................................................................
DEM           12,645,000   Germany (Federal Republic of) bonds
                           Ser. 98, 5 5/8s, 2028                                         7,265,191
 ....................................................................................................
ITL            6,450,000   Italy (Government of) bonds 5 3/4s, 2002                      3,771,989
 ....................................................................................................
USD              500,000   Korea (Republic of) unsub. 8 7/8s, 2008                         458,750
 ....................................................................................................
NZD            3,845,000   New Zealand (Government of) bonds
                           8s, 2004                                                      2,111,343
 ....................................................................................................
USD              530,000   Panama (Republic of) bonds 8 7/8s, 2027                         499,525
 ....................................................................................................
USD              645,000   Russia (Government of) 144A bonds
                           12 3/4s, 2028                                                   574,050
 ....................................................................................................
ZAR            3,345,000   South Africa (Republic of) bonds
                           Ser. 153, 13s, 2010                                             490,637
 ....................................................................................................
ESP          254,670,000   Spain (Government of) bonds 5 1/4s, 2003                      1,704,550
 ....................................................................................................
GBP            5,070,000   United Kingdom Treasury bonds 8s, 2000                        8,658,237
 ....................................................................................................
GBP            2,545,000   United Kingdom Treasury bonds
                           8s, 2007                                                      4,664,365
 ....................................................................................................
GBP            7,935,000   United Kingdom Treasury bonds 7s, 2002                       13,464,935
----------------------------------------------------------------------------------------------------
                           Total Foreign Government Bonds
                           and Notes (cost $71,559,027)                                $62,919,934
----------------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS (2.2%) *
----------------------------------------------------------------------------------------------------
Principal Amount                                                                             Value
 ....................................................................................................
                $997,563   Chase Mortgage Finance Corp. Ser. 94-1,
                           Class B2, 6.601s, 2025                                       $1,003,875
 ....................................................................................................
               3,370,658   Collateralized Mortgage Obligation Trust
                           Ser. 64, Class Z, 9s, 2020                                    3,568,685
 ....................................................................................................
                           Commercial Mortgage Acceptance Corp.
 ....................................................................................................
               6,635,395     Ser. 97-ML1, Interest Only (IO),
                             0.961s, 2017                                                  385,682
 ....................................................................................................
                 125,000     Ser. 97-ML1, Class A2, 6.53s, 2007                            127,871
 ....................................................................................................
                 350,000     Ser. 97-ML1, Class A3, 6.57s, 2007                            359,078
 ....................................................................................................
               1,000,000   Commercial Mortgage Trust Ser. 98-C1,
                           Class A2, 7s, 2011                                              987,500
 ....................................................................................................
               7,874,932   Deutsche Mortgage & Asset Receiving
                           Corp. Ser. 98-C1, Class X,
                           1.254s, 2031 (Germany)                                          554,937
 ....................................................................................................
               2,435,861   First Union-Lehman Brothers Commercial
                           Mortgage Ser. 97-C2, IO,1.092s, 2027                            220,464
 ....................................................................................................
                 920,000   First Union-Lehman Brothers Commercial
                           Mortgage Ser. 97-C2, Class A3, 6.65s, 2007                      944,294
 ....................................................................................................
               2,045,000   Freddie Mac Ser. 1439, Class I, 7 1/2s, 2022                  2,208,920
 ....................................................................................................
                 405,281   GE Capital Mortgage Services Inc.
                           Ser. 94-8A2, 6s, 2024                                           407,307
 ....................................................................................................
               2,805,000   GMAC Commercial Mortgage
                           Securities Inc. 6.7s, 2008                                    2,894,409
 ....................................................................................................
                 800,000   GS Mortgae Securities Corp. II
                           Ser. 98-GLII, Class A2, 6.562s, 2031                            816,750
 ....................................................................................................
                 573,272   Independent National Mortgage
                           Corporation Ser. 94-V, Class A1,
                           8.169s, 2024                                                    591,904
 ....................................................................................................
               1,495,000   Mortgage Capital Funding, Inc.
                           Ser. 98-MC1, Class A2, 6.663s, 2008                           1,538,916
 ....................................................................................................
                           Merrill Lynch Mortgage Investors, Inc.
 ....................................................................................................
               2,260,000     Ser. 97-C2, Class A2, 6.54s, 2029                           2,320,384
 ....................................................................................................
               2,262,831     Ser. 98-C2, Class A1, 6.22s, 2030                           2,281,217
 ....................................................................................................
               1,280,000   Morgan Stanley Capital I Ser. 96-WF1,
                           Class A2, 7.218s, 2006                                        1,332,000
 ....................................................................................................
                 917,673   PNC Mortgage Securities Corp.
                           Ser. 97-6, Class A2, 6.6s, 2027                                 920,828
----------------------------------------------------------------------------------------------------
                           Total Collateralized Mortgage Obligations
                           (cost $23,077,320)                                          $23,465,021
----------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (1.5%) *
----------------------------------------------------------------------------------------------------
Principal Amount                                                                             Value
 ....................................................................................................
              $1,560,000   Advanta Mortgage Loan Trust Ser. 97-2,
                           Class A2, 7.05s, 2021                                        $1,578,830
 ....................................................................................................
               1,340,000   Advanta Mortgage Loan Trust Ser. 97-3,
                           Class A3, 6.69s, 2017                                         1,350,678
 ....................................................................................................
               1,355,000   Advanta Mortgage Loan Trust Ser. 97-4,
                           Class A7, 6.63s, 2029                                         1,375,960
 ....................................................................................................
                 885,000   Amresco Residential Securities Mortgage
                           Loan Ser. 97-3, Class A3, 6.6s, 2018                            887,074
 ....................................................................................................
                 420,000   Capita Equipment Receivables Trust
                           Ser. 96-1, Class A4, 6.28s, 2000                                421,180
 ....................................................................................................
                 508,547   First Plus Ser. 1998-A, Class A, 8 1/2s, 2023                   506,402
 ....................................................................................................
               1,195,000   Green Tree Financial Corp. Ser. 97-2,
                           Class A6, 7.24s, 2028                                         1,250,269
 ....................................................................................................
               2,125,000   Green Tree Financial Corp. Ser. 97-3,
                           Class A-4, 6.93s, 2028                                        2,170,156
 ....................................................................................................
               1,990,000   Green Tree Financial Corp. Ser. 98-2,
                           Class A5, 6.24s, 2016                                         2,001,816
 ....................................................................................................
               1,589,652   Green Tree Recreational Equipment &
                           Consumer Trust Ser. 97-B, Class A1,
                           6.55s, 2028                                                   1,603,065
 ....................................................................................................
               1,870,992   Green Tree Recreational, Equipment &
                           Consumer Trust Ser. 98-A, Class A1C,
                           6.18s, 2019                                                   1,872,747
 ....................................................................................................
                 425,000   Provident Bank Home Equity Loan Trust
                           Ser. 97-4, Class A3, 6.91s, 2029                                433,102
----------------------------------------------------------------------------------------------------
                           Total Asset-Backed Securities
                           (cost $15,264,474)                                          $15,451,279
----------------------------------------------------------------------------------------------------
PREFERRED STOCKS (0.4%) *
----------------------------------------------------------------------------------------------------
Number of Shares                                                                             Value
 ....................................................................................................
                      13   American Radio Systems Inc. $11.375 pfd.                         $1,505
 ....................................................................................................
                   6,295   AmeriKing, Inc. $3.25 pfd. (PIK)                                169,965
 ....................................................................................................
                      54   Anvil Holdings Ser. B, $3.25 pfd. (PIK)                           1,323
 ....................................................................................................
                     900   Banco Itau S.A. BRC 6.86 No par value
                           (NPV) pfd. (Brazil)                                             513,619
 ....................................................................................................
                  10,000   California Federal Bancorp Inc. Ser. A,
                           $2.281 pfd.                                                     271,250
 ....................................................................................................
                     532   Capstar Broadcasting Inc. 144A
                           $12.00 pfd. (PIK)                                                60,382
 ....................................................................................................
                     639   Citadel Broadcasting Inc. 144A
                           $13.25 cum. pfd. (PIK)                                           75,402
 ....................................................................................................
                      50   Concentric Network Corp. 144A
                           $13.50 pfd. (PIK)                                                49,750
 ....................................................................................................
                     744   CSC Holdings, Inc. Ser. M, $11.125 cum. (PIK)                    85,560
 ....................................................................................................
                      20   Dobson Communications 144A
                           $12.25 pfd. (PIK)                                                22,000
 ....................................................................................................
                      30   Echostar Communications, Inc. 12.125% pfd.                       33,300
 ....................................................................................................
                      27   El Paso Electric Co. $11.40 pfd (PIK)                             2,997
 ....................................................................................................
                 110,000   Fresenius Medical Care AG Ser. D,
                           $9.00 pfd. (Germany)                                            114,675
 ....................................................................................................
                     699   ICG Holdings, Inc. $14.00 pfd. (Canada) (PIK)                   845,790
 ....................................................................................................
                     193   Intermedia Communication Ser. B,
                           13.50% pfd. (PIK)                                               227,740
 ....................................................................................................
                      44   IXC Communications, Inc. $12.50 pfd. (PIK)                       51,040
 ....................................................................................................
                     718   Nebco Evans Holding Co. 144A
                           11.25% pfd.                                                      73,236
 ....................................................................................................
                      64   NEXTEL Communications, Inc. Ser. D,
                           $13.00 cum. pfd. (PIK)                                           72,800
 ....................................................................................................
                     493   NEXTEL Communications, Inc. 144A
                           Ser. E, $11.125 pfd. (PIK)                                      510,255
 ....................................................................................................
                   4,955   Nextlink Communications, Inc. 144A
                           $7.00 pfd.                                                      293,584
 ....................................................................................................
                      16   Paxson Communications Corp. 144A
                           13.25% pfd. (PIK)                                               160,000
 ....................................................................................................
                   1,467   SFX Broadcasting, Inc. Ser. E, $12.625 pfd. (PIK)               174,573
 ....................................................................................................
                     144   Spanish Broadcasting Systems 14.25%
                           cum. pfd.                                                       152,640
 ....................................................................................................
                     810   Von Hoffman Corp. 144A $13.50 pfd.                               26,730
 ....................................................................................................
                     110   WinStar Communications, Inc. 144A
                           $14.25 cum. pfd.                                                130,900
----------------------------------------------------------------------------------------------------
                           Total Preferred Stocks
                           (cost $4,052,560)                                            $4,121,016
----------------------------------------------------------------------------------------------------
UNITS (0.2%) *
----------------------------------------------------------------------------------------------------
Number of Units                                                                              Value
 ....................................................................................................
                      70   Bestel S.A. de C.V. units, stepped-coupon
                           zero % (12 3/4s, 5/15/03), 2005 (STP)                           $47,250
 ....................................................................................................
                      70   Birch Telecom Inc., 144A units 14s, 2008                         70,088
 ....................................................................................................
                      40   Club Regina/CS Resort, Inc. 144A units
                           13s, 2004                                                        42,600
 ....................................................................................................
                     270   Diva Systems Corp. 144A units
                           stepped-coupon zero % (12 5/8s, 3/1/03),
                           2008 (STP)                                                      126,900
 ....................................................................................................
                     430   DTI Holdings Inc. units stepped-coupon
                           zero % (12 1/2s, 3/1/03), 2008 (STP)                            232,200
 ....................................................................................................
                     300   Firstworld Communication units
                           stepped-coupon zero % (13.0s, 4/15/03),
                           2008 (STP)                                                      133,500
 ....................................................................................................
                     150   KMC Telecom Holdings, Inc. units
                           stepped-coupon zero % (12 1/2s, 2/15/03),
                           2008 (STP)                                                       89,625
 ....................................................................................................
                     190   Long Distance International Inc. 144A
                           units 12 1/4s, 2008                                             193,325
 ....................................................................................................
                     110   Mediq 144A units, stepped-coupon
                           zero % (13s, 6/1/03), 2009 (STP)                                 60,500
 ....................................................................................................
                      40   Onepoint Communications, Inc. units
                           14 1/2s, 2008                                                    37,600
 ....................................................................................................
                     140   Pathnet, Inc. 144A units 12 1/4s, 2008                          148,400
 ....................................................................................................
                     200   Rhythms Netconn 144A units
                           stepped-coupon zero % (13 1/2s, 5/15/03),
                           2008 (STP)                                                       98,000
 ....................................................................................................
                      80   Startec Global Communications Corp.
                           units 12s, 2008                                                  77,800
 ....................................................................................................
                      90   Transam Refinance, Inc. 144A units
                           16s, 2003                                                        92,700
 ....................................................................................................
                      80   Versatel Teleco units 13 1/4s, 2008                              84,000
 ....................................................................................................
                     170   Viatel, Inc., 144A units 11 1/4s, 2008                          178,500
 ....................................................................................................
                 300,000   WinStar Communications, Inc. 144A
                           sr. disc. units notes stepped-coupon
                           zero % (14s, 10/15/00), 2005 (STP)                              249,000
----------------------------------------------------------------------------------------------------
                           Total Units
                           (cost $1,992,630)                                            $1,961,988
----------------------------------------------------------------------------------------------------
CONVERTIBLE BONDS AND NOTES (0.1%) *
----------------------------------------------------------------------------------------------------
Principal Amount                                                                             Value
 ....................................................................................................
                 $70,000   APP Global Finance (V) Ltd. 144A
                           cv. sec. 2s, 2000 (United Kingdom)                              $61,250
 ....................................................................................................
                 300,000   APP Global Finance Ltd. 144A cv.
                           company guaranty 3 1/2s, 2003                                   237,750
 ....................................................................................................
                  90,000   Delta Electronics, Inc. cv. bonds 1/2s,
                           2004 (Taiwan)                                                    97,200
 ....................................................................................................
                  45,000   Exide Corp. 144A cv. sr. sub. notes
                           2.9s, 2005                                                       29,025
 ....................................................................................................
                  50,000   Integrated Device Technology, Inc.
                           cv. sub. notes 5 1/2s, 2002                                      41,250
 ....................................................................................................
                  80,000   Mahindra & Mahindra Ltd. cv. bonds
                           5s, 2001 (India)                                                 67,200
 ....................................................................................................
                  30,000   National Semiconductor Corp. 144A
                           cv. deb. 6 1/2s, 2002                                            27,375
 ....................................................................................................
                  85,000   WinStar Communications. Inc. 144A
                           cv. sr. disc. notes stepped-coupon zero %
                           (14s, 10/15/00), 2005 (STP)                                     146,200
----------------------------------------------------------------------------------------------------
                           Total Convertible Bonds and Notes
                           (cost $752,038)                                                $707,250
----------------------------------------------------------------------------------------------------
BRADY BONDS (0.3%) *
----------------------------------------------------------------------------------------------------
Principal Amount                                                                             Value
 ....................................................................................................
                $223,000   Argentina (Republic of) Ser. L-GP,
                           stepped-coupon, 5 3/4s, (6s, 3/31/99),
                           2023 (STP)                                                     $165,867
 ....................................................................................................
                 275,000   Bulgaria (Government of) Ser. A, FRB
                           2 1/4s, 2012                                                    169,125
 ....................................................................................................
                 405,000   Bulgaria (Government of) Ser. A, FRB
                           6.563s, 2024                                                    309,339
 ....................................................................................................
                 528,516   Ecuador (Republic of) deb. Ser. Past Due
                           Interest (PDI), FRB 6.625s, 2015                                303,897
 ....................................................................................................
                 505,000   Peru (Government of) 144A Ser. PDI,
                           4s, 2017                                                        311,232
 ....................................................................................................
                 211,000   Philippines (Government of) Ser. B,
                           6 1/2s, 2017                                                    185,153
 ....................................................................................................
                 375,000   Poland (Government of) bonds Ser. PDI,
                           stepped-coupon, 4s, (5s, 10/1/98), 2014 (STP)                   337,500
 ....................................................................................................
               1,095,000   United Mexican States sec. Ser. B,
                           6 1/4s, 2019                                                    906,113
----------------------------------------------------------------------------------------------------
                           Total Brady Bonds
                           (cost $2,857,060)                                            $2,688,226
----------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (--%) (a) (cost $420,731)
----------------------------------------------------------------------------------------------------
Number of Shares                                                                             Value
 ....................................................................................................
                  18,100   Taiwan Fund, Inc. (Taiwan)                                     $243,219
----------------------------------------------------------------------------------------------------
WARRANTS (--%) * (NON)
----------------------------------------------------------------------------------------------------
Number of Warrants                                                 Expiration Date           Value
 ....................................................................................................
                     140   Allegiance Telecom, Inc.                         2/3/08            $350
 ....................................................................................................
                     275   Cellnet Data Systems, Inc.                      10/1/07          15,400
 ....................................................................................................
                     225   Colt Telecommunications
                           Group PLC                                      12/31/06          56,250
 ....................................................................................................
                      20   Concentric Network Corp.                       12/15/07           2,700
 ....................................................................................................
                     607   Consorcio Ecuatoriano 144A
                           (Equador)                                       10/1/00             304
 ....................................................................................................
                   1,020   Equity Office 144A                             12/15/98           8,925
 ....................................................................................................
                     175   Esat Holdings, Inc. (Ireland)                    2/1/07           6,125
 ....................................................................................................
                      80   Globalstar Telecom 144A                         2/15/04           8,800
 ....................................................................................................
                     425   Hyperion Telecommunications
                           144A                                            4/15/01          41,225
 ....................................................................................................
                     210   Knology Holdings, Inc. 144A                    10/15/07             315
 ....................................................................................................
                      10   McCaw International Ltd.                        4/15/07              25
 ....................................................................................................
                      20   MGC Communications, Inc.
                           144A                                            10/1/04           1,200
 ....................................................................................................
                      90   Orbital Imaging Corp. 144A                       3/1/05           4,050
 ....................................................................................................
                     120   Orion Network Systems                           1/15/07           1,440
 ....................................................................................................
                   1,920   Powertel, Inc.                                   2/1/06          18,240
 ....................................................................................................
                   6,000   PTT Exploration & Production
                           PLC (Thailand)                                  9/19/07          45,552
 ....................................................................................................
                      80   Spanish Broadcasting Systems
                           144A                                            6/30/99          16,400
 ....................................................................................................
                     150   UIH Australia/Pacific, Inc. 144A                5/15/06           2,250
----------------------------------------------------------------------------------------------------
                           Total Warrants
                           (cost $60,663)                                                 $229,551
----------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (--%) * (cost $25,750)
----------------------------------------------------------------------------------------------------
Number of Shares                                                                             Value
 ....................................................................................................
                     515   Chesapeake Energy Corp. 144A
                           $3.50 cv. cum. pfd.                                             $21,759
----------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (5.2%) *
----------------------------------------------------------------------------------------------------
Principal Amount                                                                             Value
 ....................................................................................................
              $4,830,000   U.S. Dollar GKO Pass Through Structured
                           Note (Issued by Deutsche Bank. The
                           principal at redemption is linked to the
                           bid price for the Russian Treasury Bill
                           at maturity, and the change in the spot
                           rate of the Russian Ruble from issue
                           date to maturity date) zero %,
                           October 28, 1998                                               $629,349
 ....................................................................................................
TRL       90,120,000,000   Turkey Treasury bills, zero %,
                           July 29, 1998                                                   313,166
 ....................................................................................................
             $12,990,000   U.S. Treasury Bills zero %,
                           August 20, 1998 #                                            12,804,805
 ....................................................................................................
              40,498,000   Interest in $334,864,000 joint repurchase
                           agreement dated June 30, 1998 with
                           Morgan (J.P.) & Co., Inc. due July 1, 1998
                           with respect to various U.S. Treasury
                           obligations - maturity value of
                           $40,504,468 for an effective yield
                           of 5.75%                                                     40,504,468
----------------------------------------------------------------------------------------------------
                           Total Short-Term Investments
                           (cost $54,094,465)                                          $54,251,788
----------------------------------------------------------------------------------------------------
                           Total Investments
                           (cost $878,493,607) ***                                  $1,038,979,737
----------------------------------------------------------------------------------------------------
Forward Currency Contracts to Buy at June 30, 1998 (Unaudited)
(aggregate face value $104,983,432)
----------------------------------------------------------------------------------------------------
                                                                                    Unrealized
                                               Aggregate           Delivery       Appreciation/
                        Market Value          Face Value               Date      (Depreciation)
 ....................................................................................................
Brazilian dollar            $581,197            $557,315             Oct-98            $23,882
 ....................................................................................................
Canadian Dollar            3,779,308           3,811,893             Sep-98            (32,585)
 ....................................................................................................
Deutschemarks             19,658,672          20,020,414             Sep-98           (361,742)
 ....................................................................................................
Finnish Marka                564,684             574,712             Sep-98            (10,028)
 ....................................................................................................
French Franc               1,166,236           1,175,164             Sep-98             (8,928)
 ....................................................................................................
Italian Lira              10,941,382          11,113,357             Sep-98           (171,975)
 ....................................................................................................
Japanese Yen              60,243,694          59,888,923             Sep-98            354,771
 ....................................................................................................
Polish Zolty                 632,915             625,570             Apr-99              7,345
 ....................................................................................................
Spanish Peseta             1,390,226           1,418,530             Sep-98            (28,304)
 ....................................................................................................
Swedish Krona              5,165,060           5,273,241             Sep-98           (108,181)
 ....................................................................................................
Swiss Franc                  506,447             524,313             Sep-98            (17,866)
----------------------------------------------------------------------------------------------------
                                                                                     $(353,611)
----------------------------------------------------------------------------------------------------
Forward Currency Contracts to Sell at June 30, 1998 (Unaudited)
(aggregate face value $105,044,768)
----------------------------------------------------------------------------------------------------
                                                                                    Unrealized
                              Market           Aggregate           Delivery       Appreciation/
                               Value          Face Value               Date      (Depreciation)
 ....................................................................................................
Australian Dollars        $6,612,893          $6,614,850             Sep-98             $1,957
 ....................................................................................................
British Pounds            20,509,224          20,039,590             Sep-98           (469,634)
 ....................................................................................................
Danish Krone                 845,637             861,365             Sep-98             15,728
 ....................................................................................................
Deutschemarks             16,514,918          16,875,483             Sep-98            360,565
 ....................................................................................................
Italian Lira               7,888,271           7,994,456             Sep-98            106,185
 ....................................................................................................
Japanese Yen              49,031,353          48,567,035             Sep-98           (464,318)
 ....................................................................................................
South African Rand           506,182             528,483             Sep-98             22,301
 ....................................................................................................
Swedish Krona              3,489,966           3,563,506             Sep-98             73,540
----------------------------------------------------------------------------------------------------
                                                                                     $(353,676)
----------------------------------------------------------------------------------------------------
Futures Contracts Outstanding at June 30, 1998 (Unaudited)
----------------------------------------------------------------------------------------------------
                                                                                    Unrealized
                                               Aggregate         Expiration       Appreciation/
                         Total Value          Face Value               Date      (Depreciation)
 ....................................................................................................
ASX Index
(Long)                   $33,630,818         $32,327,279             Sep-98         $1,303,539
 ....................................................................................................
CAC40 Index
(Short)                    7,143,114           6,966,716             Sep-98           (176,398)
 ....................................................................................................
DAX Index (Short)          8,775,934           8,569,823             Sep-98           (206,111)
 ....................................................................................................
Euro DM (Long)            18,983,596          18,971,296             Mar-99             12,300
 ....................................................................................................
Euro Lira (Short)         19,268,432          19,237,859             Mar-99            (30,573)
 ....................................................................................................
FT-SE 100 Index
(Long)                       589,182             588,542             Sep-98                640
 ....................................................................................................
German 10 Yr
(Short)                   10,491,286          10,427,173             Sep-98            (64,113)
 ....................................................................................................
Gilt (Short)              24,094,106          24,197,187             Sep-98            103,081
 ....................................................................................................
Municipal Bond
Index (Long)              49,666,767          50,887,189             Sep-98         (1,220,422)
 ....................................................................................................
NASDAQ 100
(Short)                   13,675,400          12,234,140             Sep-98         (1,441,260)
 ....................................................................................................
Nikkei 225 (Short)        10,514,551          10,224,156             Sep-98           (290,395)
 ....................................................................................................
Russel 2000IDX
(Short)                   11,327,575          10,938,116             Sep-98           (389,459)
 ....................................................................................................
S&P Index (Short)          9,144,000           8,789,880             Sep-98           (354,120)
 ....................................................................................................
U.S. Treasury Bond
(Long)                    42,269,063          41,388,948             Sep-98            880,115
----------------------------------------------------------------------------------------------------
                                                                                   $(1,873,176)
----------------------------------------------------------------------------------------------------
Diversification by Country (Unaudited)
----------------------------------------------------------------------------------------------------
Distribution of investments by country of issue at
June 30, 1998: (as percentage of Market Value)
----------------------------------------------------------------------------------------------------
Australia                                                                                      0.7%
 ....................................................................................................
Brazil                                                                                         0.6
 ....................................................................................................
Canada                                                                                         0.8
 ....................................................................................................
France                                                                                         2.2
 ....................................................................................................
Germany                                                                                        2.5
 ....................................................................................................
Ireland                                                                                        0.6
 ....................................................................................................
Italy                                                                                          0.6
 ....................................................................................................
Japan                                                                                          1.1
 ....................................................................................................
Mexico                                                                                         0.6
 ....................................................................................................
Netherlands                                                                                    1.2
 ....................................................................................................
Sweden                                                                                         0.7
 ....................................................................................................
Switzerland                                                                                    0.6
 ....................................................................................................
United Kingdom                                                                                 5.3
 ....................................................................................................
United States                                                                                 78.9
 ....................................................................................................
Other                                                                                          3.6
----------------------------------------------------------------------------------------------------
Total                                                                                        100.0%
----------------------------------------------------------------------------------------------------

See page 113 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



Putnam VT Global Growth Fund

Portfolio of investments owned
June 30, 1998 (Unaudited)
COMMON STOCKS (98.2%) *
----------------------------------------------------------------------------------------------------
Number of Shares                                                                             Value
 ....................................................................................................
Aerospace and Defense (1.1%)
 ....................................................................................................
                 457,800   Bombardier, Inc. (Canada)                                   $12,475,654
 ....................................................................................................
                  21,500   Empresa Bras Aeronautica (Brazil)                               381,107
 ....................................................................................................
                 552,700   Smiths Industries PLC (United Kingdom)                        7,646,754
----------------------------------------------------------------------------------------------------
                                                                                        20,503,515
----------------------------------------------------------------------------------------------------
Apparel (0.5%)
 ....................................................................................................
                 282,800   Jones Apparel Group, Inc. (NON)                              10,339,875
----------------------------------------------------------------------------------------------------
Automotive (1.8%)
 ....................................................................................................
                  11,330   Bayerische Motoren Werke (BMW) AG
                           (Germany)                                                    11,439,696
 ....................................................................................................
                   2,920   Bayerische Motoren Werke (BMW) AG,
                           Class E (Germany)                                             2,907,386
 ....................................................................................................
                  47,200   Telco (Tata Engineering and
                           Locomotive Co., Ltd.) (India)                                   185,787
 ....................................................................................................
                 187,525   Valeo S.A. (France)                                          19,125,415
----------------------------------------------------------------------------------------------------
                                                                                        33,658,284
----------------------------------------------------------------------------------------------------
Basic Industrial Products (0.3%)
 ....................................................................................................
                  50,000   Larsen & Toubro Ltd. (India) (NON)                              271,040
 ....................................................................................................
                 127,500   Owens-Illinois, Inc. (NON)                                    5,705,625
 ....................................................................................................
                  16,500   Siderurgica Venezolana (Venezuela)                               99,254
----------------------------------------------------------------------------------------------------
                                                                                         6,075,919
----------------------------------------------------------------------------------------------------
Biotechnology (0.5%)
 ....................................................................................................
                 197,000   Quintiles Transnational Corp. (NON)                           9,689,938
----------------------------------------------------------------------------------------------------
Broadcasting (1.3%)
 ....................................................................................................
                  50,000   Benpres Holdings Corp. GDR
                           (Phillippines) (NON)                                            115,000
 ....................................................................................................
                  20,000   Benpres Holdings Corp. 144A GDR
                           (Philippines) (NON)                                              60,430
 ....................................................................................................
                 384,000   CBS Corp.                                                    12,192,000
 ....................................................................................................
                  29,900   Grupo Televisa S.A.GDR (Mexico) (NON)                         1,124,988
 ....................................................................................................
                  10,780   Investec Consultadoria International
                           (Portugal) (NON)                                                495,132
 ....................................................................................................
                 259,700   Tele-Communications, Inc. Class A, (NON)                      9,982,219
----------------------------------------------------------------------------------------------------
                                                                                        23,969,769
----------------------------------------------------------------------------------------------------
Building and Construction (0.5%)
 ....................................................................................................
                  80,000   Cemex, S.A. de C.V. Class B, (Mexico) (NON)                     352,797
 ....................................................................................................
                 110,110   Cemex, S.A. de C.V. (Mexico)                                    414,895
 ....................................................................................................
                 100,000   Cheung Kong Infrastructure Holdings
                           (Hong Kong)                                                     189,118
 ....................................................................................................
                 399,600   Corporacion Moctezuma, S.A. de C.V.
                           (Mexico) (NON)                                                  468,438
 ....................................................................................................
                 548,800   CRH PLC (Ireland) (NON)                                       7,771,397
 ....................................................................................................
                  44,600   Grupo Imsa S.A. de C.V. ADR (Mexico) (NON)                      674,575
 ....................................................................................................
                 327,000   IJM Copr. Berhad (Malaysia)                                      87,295
----------------------------------------------------------------------------------------------------
                                                                                         9,958,515
----------------------------------------------------------------------------------------------------
Business Equipment and Services (6.4%)
 ....................................................................................................
                 385,600   Cendant Corp. (NON)                                           8,049,400
 ....................................................................................................
               1,703,400   Compass Group PLC (United Kingdom)                           19,563,448
 ....................................................................................................
                 252,900   FORE Systems, Inc. (NON)                                      6,701,850
 ....................................................................................................
                 314,600   HBO & Co.                                                    11,089,650
 ....................................................................................................
               2,987,900   International Container Terminal
                           Services, Inc. (Philippines) (NON)                              341,989
 ....................................................................................................
                 290,110   Mannesmann AG (Germany)                                      29,773,392
 ....................................................................................................
                 605,000   Ricoh Co., Ltd. (Japan) (NON)                                 6,353,085
 ....................................................................................................
                  74,027   Sodexho Alliance S.A. (France)                               13,963,671
 ....................................................................................................
                 195,900   Wolters Kluwer N.V. (Netherlands)                            26,837,723
----------------------------------------------------------------------------------------------------
                                                                                       122,674,208
----------------------------------------------------------------------------------------------------
Computer Equipment (--%)
 ....................................................................................................
                  42,000   Asustek Computer, Inc. GDR (Taiwan) (NON)                       343,571
----------------------------------------------------------------------------------------------------
Computer Services and Software (10.4%)
 ....................................................................................................
                 113,400   America Online, Inc. (NON)                                   12,020,400
 ....................................................................................................
                 227,800   BMC Software, Inc. (NON)                                     11,831,363
 ....................................................................................................
                 123,200   Cadence Design Systems, Inc. (NON)                            3,850,000
 ....................................................................................................
                  77,514   Cap Gemini S.A. (France)                                     12,152,537
 ....................................................................................................
                 188,550   Computer Associates International, Inc.                      10,476,309
 ....................................................................................................
                 182,700   Compuware Corp. (NON)                                         9,340,538
 ....................................................................................................
                  63,300   Dell Computer Corp. (NON)                                     5,875,031
 ....................................................................................................
                 232,200   EMC Corp. (NON)                                              10,405,463
 ....................................................................................................
                   3,150   Formula Systems Ltd. (Israel) (NON)                             110,228
 ....................................................................................................
                   1,400   Formula Systems Ltd. ADR (Israel) (NON)                          48,825
 ....................................................................................................
                     700   Fujitsu Ltd.                                                      7,346
 ....................................................................................................
                 263,000   Microsoft Corp. (NON)                                        28,502,625
 ....................................................................................................
                 406,300   Misys PLC (United Kingdom)                                   23,060,753
 ....................................................................................................
                 208,600   Parametric Technology Corp. (NON)                             5,658,275
 ....................................................................................................
                 187,100   PeopleSoft, Inc. (NON)                                        8,793,700
 ....................................................................................................
                  44,007   SAP AG (Germany)                                             26,659,843
 ....................................................................................................
               1,707,500   SEMA Group PLC (United Kingdom)                              20,065,934
 ....................................................................................................
                 217,050   VERITAS Software Corp. (NON)                                  8,980,444
----------------------------------------------------------------------------------------------------
                                                                                       197,839,614
----------------------------------------------------------------------------------------------------
Computers (0.2%)
 ....................................................................................................
                 112,000   Acer, Inc. (Taiwan) (NON)                                       134,331
 ....................................................................................................
                  85,700   Gateway 2000, Inc. (NON)                                      4,338,563
----------------------------------------------------------------------------------------------------
                                                                                         4,472,894
----------------------------------------------------------------------------------------------------
Conglomerates (0.5%)
 ....................................................................................................
                  63,250   Lonrho PLC 144A (South Africa)                                   73,547
 ....................................................................................................
                  29,450   Lonrho PLC (South Africa)                                       133,063
 ....................................................................................................
                 147,400   Tyco International Ltd. (NON)                                 9,286,200
----------------------------------------------------------------------------------------------------
                                                                                         9,492,810
----------------------------------------------------------------------------------------------------
Consumer Durable Goods (0.3%)
 ....................................................................................................
                 270,000   Guangdong Kelon Elec Holding
                           (Hong Kong)                                                     212,612
 ....................................................................................................
                 211,300   Herman Miller, Inc.                                           5,137,231
 ....................................................................................................
               2,822,300   Vestel Elektronik Sanayi ve Ticaret A.S.
                           (Turkey)                                                        376,721
----------------------------------------------------------------------------------------------------
                                                                                         5,726,564
----------------------------------------------------------------------------------------------------
Consumer Non Durables (2.6%)
 ....................................................................................................
                  89,100   Colgate-Palmolive Co.                                         7,840,800
 ....................................................................................................
               1,598,680   KAO Corp. (Japan)                                            24,589,765
 ....................................................................................................
                 222,000   Kimberly-Clark de Mexico, S.A. de C.V.
                           Class A, (Mexico)                                               790,644
 ....................................................................................................
                  29,992   L'OREAL (France)                                             16,645,449
----------------------------------------------------------------------------------------------------
                                                                                        49,866,658
----------------------------------------------------------------------------------------------------
Consumer Products (1.1%)
 ....................................................................................................
                 102,300   Clorox Co.                                                    9,756,863
 ....................................................................................................
                 117,700   Procter & Gamble Co.                                         10,718,056
----------------------------------------------------------------------------------------------------
                                                                                        20,474,919
----------------------------------------------------------------------------------------------------
Consumer Services (0.8%)
 ....................................................................................................
                 122,100   Interpublic Group Cos., Inc.                                  7,409,944
 ....................................................................................................
                 220,500   The ServiceMaster Co.                                         8,392,781
----------------------------------------------------------------------------------------------------
                                                                                        15,802,725
----------------------------------------------------------------------------------------------------
Electronics and Electrical Equipment (3.8%)
 ....................................................................................................
                   9,300   Ase Test Limited (Taiwan) (NON)                                 288,300
 ....................................................................................................
                  22,800   Bharat Heavy Electricals Ltd. (BHEL)
                           (India)                                                         135,291
 ....................................................................................................
                     400   Compal Electronics                                                1,078
 ....................................................................................................
                  43,000   Delta Electronics, Inc. (Taiwan)                                143,955
 ....................................................................................................
                 457,700   General Electric Co.                                         41,650,700
 ....................................................................................................
                  37,000   Hon Hai Precision Industry (Taiwan) (NON)                       187,418
 ....................................................................................................
                     751   Samsung Electronics GDR
                           (South Korea) (NON)                                              23,298
 ....................................................................................................
                 470,200   Siebe PLC (United Kingdom)                                    9,381,803
 ....................................................................................................
                  22,588   Siliconware Precision Industries Co.
                           GDR (Taiwan) (NON)                                              182,398
 ....................................................................................................
                 228,900   Sony Corp. (Japan)                                           19,660,419
 ....................................................................................................
                   9,138   Tadiran Ltd. (Israel)                                           301,587
 ....................................................................................................
                 160,750   Taiwan Semiconductor Manufacturing Co.
                           (Taiwan) (NON)                                                  332,254
 ....................................................................................................
                     600   Tokyo Electron Ltd. (Japan)                                      18,328
----------------------------------------------------------------------------------------------------
                                                                                        72,306,829
----------------------------------------------------------------------------------------------------
Energy-Related (0.3%)
 ....................................................................................................
                 114,400   AES Corp. (NON)                                               6,013,150
 ....................................................................................................
                  14,800   BSES Ltd. GDR (India) (NON)                                     152,810
----------------------------------------------------------------------------------------------------
                                                                                         6,165,960
----------------------------------------------------------------------------------------------------
Entertainment (--%)
 ....................................................................................................
                 276,000   Berjaya Sports Toto Berhad (Malaysia)                           411,940
----------------------------------------------------------------------------------------------------
Environmental Control (1.1%)
 ....................................................................................................
                  99,935   Vivendi (France)                                             21,291,540
----------------------------------------------------------------------------------------------------
Food and Beverages (4.3%)
 ....................................................................................................
                 281,700   Coca-Cola Enterprises, Inc.                                  11,056,725
 ....................................................................................................
                  38,500   Fomento Economico Mexicano, S.A.
                           de C.V. Class B (Mexico) (NON)                                  180,529
 ....................................................................................................
                  15,445   Nestle S.A. (Switzerland)                                    33,004,918
 ....................................................................................................
                 222,300   PepsiCo, Inc.                                                 9,155,981
 ....................................................................................................
                  36,800   Pick Szeged Rt. GDR 144A (Hungary)                              427,616
 ....................................................................................................
                  45,483   Promodes (France) (NON)                                      25,145,318
 ....................................................................................................
                  46,200   Sara Lee Corp.                                                2,584,313
----------------------------------------------------------------------------------------------------
                                                                                        81,555,400
----------------------------------------------------------------------------------------------------
Health Care (1.0%)
 ....................................................................................................
                 114,200   Cardinal Health, Inc.                                        10,706,250
 ....................................................................................................
                 325,100   HEALTHSOUTH Corp. (NON)                                       8,676,106
----------------------------------------------------------------------------------------------------
                                                                                        19,382,356
----------------------------------------------------------------------------------------------------
Hotels (0.4%)
 ....................................................................................................
                 224,400   Marriot International, Class A                                7,264,950
----------------------------------------------------------------------------------------------------
Insurance and Finance (20.6%)
 ....................................................................................................
                  81,600   ABSA Group Ltd. (South Africa)                                  501,528
 ....................................................................................................
                 289,220   Aegon N.V. (Netherlands)                                     25,118,714
 ....................................................................................................
                 208,300   Aiful Corp. (Japan)                                          10,135,776
 ....................................................................................................
                 563,000   Alleanza Assicurazioni (Italy)                                7,635,902
 ....................................................................................................
                   3,950   Alpha Credit Bank (Greece)                                      319,872
 ....................................................................................................
                   5,300   Alpha Credit Bank Rights (Greece)                                 9,019
 ....................................................................................................
                 118,800   American Express Co.                                         13,543,200
 ....................................................................................................
                  90,000   American International Group, Inc.                           13,140,000
 ....................................................................................................
                 375,300   AMP Ltd. (NON) (Australia)                                    4,383,579
 ....................................................................................................
                 432,200   AMP Ltd.144A (NON) (Australia)                                5,048,182
 ....................................................................................................
                 231,000   Assicurazioni Generali (Italy)                                7,498,504
 ....................................................................................................
                 262,767   Axa S.A. (France) (NON)                                      29,487,839
 ....................................................................................................
               8,828,200   Banca di Roma (Italy) (NON)                                  18,344,620
 ....................................................................................................
                 127,728   Banco Bradesco S.A. BRC (Brazil)                              1,065,783
 ....................................................................................................
                 669,450   Banco Comercial Portugues, S.A.
                           (Portugal)                                                   18,975,720
 ....................................................................................................
                  73,594   Banco Frances del Rio de la Plata S.A.
                           ADR (Argentina)                                                 556,426
 ....................................................................................................
                 433,000   Banco Santander Colombia S.A. (Spain)                        11,076,168
 ....................................................................................................
                 248,500   Bank Leumi Le-Israel (Israel)                                   495,740
 ....................................................................................................
                   3,186   Bank Of Greece, S.A. (Greece)                                   407,796
 ....................................................................................................
                 399,520   Bank Sinopac (Taiwan) (NON)                                     191,904
 ....................................................................................................
                  84,700   BankAmerica Corp.                                             7,321,256
 ....................................................................................................
                 280,500   Bayerische Vereinsbank AG (Germany)                          23,743,569
 ....................................................................................................
                  88,600   Capital One Financial Corp.                                  11,003,013
 ....................................................................................................
                  28,200   Commerce Bank of Lebanon 144A GDR
                           (Lebanon) (NON)                                                 389,160
 ....................................................................................................
                   3,850   Commercial Bank Of Greece, S.A.
                           (Greece)                                                        285,293
 ....................................................................................................
               2,823,100   Credito Italiano SPA (Italy)                                 14,752,902
 ....................................................................................................
                 118,677   Deutsche Bank AG (Germany)                                   10,019,425
 ....................................................................................................
                 145,200   Federal Home Loan Mortgage Corp.                              6,833,475
 ....................................................................................................
                 167,800   Federal National Mortgage Association                        10,193,850
 ....................................................................................................
                 115,800   FirstRand Ltd. (South Africa) (NON)                             175,047
 ....................................................................................................
                  31,000   Fleming Russia Securities Fund Ltd.
                           (Russia) (NON)                                                  255,750
 ....................................................................................................
                 350,500   Grupo Financiero Banamex Accival,
                           S.A. de C.V. Class B, (Mexico) (NON)                            684,800
 ....................................................................................................
                  32,300   Haci Omer Sabanci Holdings ADR
                           (Turkey)                                                        500,650
 ....................................................................................................
                   5,800   Housing Development Finance
                           Corporation Ltd. (India) (NON)                                  410,388
 ....................................................................................................
                 224,088   Internationale Nederlanden Groep
                           (Netherlands)                                                14,645,987
 ....................................................................................................
                 107,700   Lehman Brothers Holding, Inc.                                 8,353,481
 ....................................................................................................
                  33,755   Liberty Life Association of Africa Ltd.
                           (South Africa)                                                  648,186
 ....................................................................................................
                 151,200   MBNA Corp.                                                    4,989,600
 ....................................................................................................
                  86,000   Merrill Lynch & Co., Inc.                                     7,933,500
 ....................................................................................................
                 154,000   Public Bank Berhad (Malaysia)                                    45,970
 ....................................................................................................
                 195,000   Royal Bank of Canada (Canada)                                 7,883,183
 ....................................................................................................
                  42,800   Shohkoh Fund & Co., Ltd. (Japan)                             10,490,042
 ....................................................................................................
                 194,800   Southtrust Corp.                                              8,473,800
 ....................................................................................................
                  17,000   State Bank of India GDR (India)                                  84,397
 ....................................................................................................
                 158,800   Takefuji Corp. (Japan)                                        7,304,820
 ....................................................................................................
                 105,000   Takefuji Corp. 144A (Japan)                                   4,830,013
 ....................................................................................................
               2,007,700   Telecom Italia SPA (Italy)                                   14,753,919
 ....................................................................................................
                 125,000   Thai Farmers Bank Public Co.Ltd.
                           (Thailand)                                                      110,469
 ....................................................................................................
                 185,600   Toronto-Dominion Bank (Canada)                                8,409,348
 ....................................................................................................
                 165,900   Travelers Group Inc.                                         10,057,688
 ....................................................................................................
               3,767,249   Turkiye Is Bankasi (Isbank) (Turkey)                            152,272
 ....................................................................................................
                  76,831   UBS AG (NON)                                                 28,527,113
 ....................................................................................................
                  25,919   Yapi ve Kredi Bankasi A.S. GDR (Turkey)                         622,056
----------------------------------------------------------------------------------------------------
                                                                                       392,820,694
----------------------------------------------------------------------------------------------------
Medical Supplies and Devices (1.7%)
 ....................................................................................................
                 207,500   Centocor, Inc. (NON)                                          7,521,875
 ....................................................................................................
                 201,400   Omnicare, Inc.                                                7,678,375
 ....................................................................................................
                 619,000   Takeda Chemical Industries (Japan)                           16,417,086
----------------------------------------------------------------------------------------------------
                                                                                        31,617,336
----------------------------------------------------------------------------------------------------
Metals and Mining (0.1%)
 ....................................................................................................
                  38,500   Companhia Vale do Rio Doce ADR
                           (Brazil)                                                        789,250
 ....................................................................................................
                  23,500   Compania Siderurgica Nacional (Brazil)                          588,872
 ....................................................................................................
                  37,200   Gerdau S.A. (Brazil)                                            514,656
 ....................................................................................................
                  14,300   Hindalco Industries Ltd. (India)                                225,656
 ....................................................................................................
                   7,600   Madeco S. A. ADR (Chile)                                         66,975
 ....................................................................................................
                 104,000   MNI Holdings BHO (Malaysia)                                     101,463
 ....................................................................................................
                   3,040   Pohang Iron & Steel Company, Ltd.
                           (South Korea)                                                   101,594
----------------------------------------------------------------------------------------------------
                                                                                         2,388,466
----------------------------------------------------------------------------------------------------
Oil and Gas (2.3%)
 ....................................................................................................
               1,251,800   British Petroleum Co. PLC
                           (United Kingdom)                                             18,237,106
 ....................................................................................................
                  24,800   Energy Africa Ltd. 144A (South Africa) (NON)                    396,800
 ....................................................................................................
                 165,000   Halliburton Co.                                               7,352,813
 ....................................................................................................
                  38,000   Hindustan Petroleum Corp. Ltd. (India)                          350,804
 ....................................................................................................
                   8,500   Lukoil Holding ADR (Russia)                                     276,250
 ....................................................................................................
                  12,300   MOL Magyar Olaj-es Gazipari Rt. 144A
                           (Hungary)                                                       329,025
 ....................................................................................................
                 110,000   Perez Companc S.A. Class B (Argentina)                          552,255
 ....................................................................................................
                  20,100   PTT Exploration & Production PLC
                           (Thailand)                                                      152,598
 ....................................................................................................
                  13,500   PTT Exploration & Production PLC 144A
                           (Thailand)                                                      102,491
 ....................................................................................................
                  32,600   Ramco Energy PLC ADR
                           (United Kingdom)                                                350,450
 ....................................................................................................
                  80,800   Sasol Ltd. (South Africa)                                       461,043
 ....................................................................................................
                  31,500   Tatneft ADR (Russia)                                            244,125
 ....................................................................................................
                  80,629   Total S.A. Class B, (France)                                 10,458,684
 ....................................................................................................
                  47,900   Western Atlas, Inc. (NON)                                     4,065,513
----------------------------------------------------------------------------------------------------
                                                                                        43,329,957
----------------------------------------------------------------------------------------------------
Paper and Forest Products (--%)
 ....................................................................................................
                   8,100   Fort James Corp.                                                360,450
----------------------------------------------------------------------------------------------------
Pharmaceuticals (9.7%)
 ....................................................................................................
                 140,800   Bristol-Myers Squibb Co.                                     16,183,200
 ....................................................................................................
                 402,100   Elan Corp. PLC ADR (Ireland) (NON)                           25,860,056
 ....................................................................................................
                 155,400   Lilly (Eli) & Co.                                            10,266,113
 ....................................................................................................
                 207,400   Merck & Co., Inc.                                            27,739,750
 ....................................................................................................
                 105,200   Novo Nordisk A.S. Class B (Denmark)                          14,492,421
 ....................................................................................................
                 235,300   Pfizer, Inc.                                                 25,574,169
 ....................................................................................................
                  21,300   Ranbaxy Laboratories Ltd. (India)                               275,691
 ....................................................................................................
                 176,600   Schering-Plough Corp.                                        16,180,975
 ....................................................................................................
                 962,911   Smithkline Beecham PLC ADR
                           (United Kingdom)                                             11,741,133
 ....................................................................................................
                 333,450   Warner-Lambert Co.                                           23,133,094
 ....................................................................................................
                 323,800   Zeneca Group PLC (United Kingdom)                            13,882,170
----------------------------------------------------------------------------------------------------
                                                                                       185,328,772
----------------------------------------------------------------------------------------------------
Real Estate (0.1%)
 ....................................................................................................
                 847,400   Ayala Land, Inc. (Philippines)                                  245,031
 ....................................................................................................
                  39,900   Brazil Realty S.A. 144A GDR (Brazil)                            827,925
 ....................................................................................................
                  10,533   IRSA Inversiones y Representaciones S.A.
                           GDR (Argentina)                                                 306,774
 ....................................................................................................
               1,024,800   SM Prime Holdings Inc. (Philippines)                            162,980
 ....................................................................................................
                  22,507   Sun Hung Kai Properties Ltd.
                           (Hong Kong)                                                      95,589
----------------------------------------------------------------------------------------------------
                                                                                         1,638,299
----------------------------------------------------------------------------------------------------
Retail (8.5%)
 ....................................................................................................
                  41,100   Companhia Brasileira de Distribuicao
                           Grupo Pao de Acucar ADR (Brazil) (NON)                          929,888
 ....................................................................................................
                 210,200   Costco Companies, Inc. (NON)                                 13,255,738
 ....................................................................................................
                 376,800   CVS Corp.                                                    14,671,650
 ....................................................................................................
                 254,200   Dayton Hudson Corp.                                          12,328,700
 ....................................................................................................
                  19,400   Distribucion y Servicio D&S S.A. ADR
                           (Chile) (NON)                                                   291,000
 ....................................................................................................
                 142,600   Fred Meyer, Inc. (NON)                                        6,060,500
 ....................................................................................................
                 145,200   Home Depot, Inc. (The)                                       12,060,675
 ....................................................................................................
                 963,248   Koninklijke Ahold N.V. (Netherlands)                         30,863,638
 ....................................................................................................
               1,579,600   La Rinascente SPA (Italy)                                    15,702,009
 ....................................................................................................
                  87,400   Lojas Americanas S.A. (Brazil) (NON)                            485,933
 ....................................................................................................
                  99,000   Payless Shoesource, Inc. (NON)                                7,295,063
 ....................................................................................................
                 113,300   Rite Aid Corp.                                                4,255,831
 ....................................................................................................
                  34,000   Supersol Ltd. (Israel)                                          112,027
 ....................................................................................................
                  21,350   Supersol Ltd. ADR (Israel)                                      352,275
 ....................................................................................................
                 145,200   Tiffany & Co.                                                 6,969,600
 ....................................................................................................
                 496,200   TJX Cos., Inc. (The)                                         11,970,825
 ....................................................................................................
                 259,700   Wal-Mart Stores, Inc.                                        15,776,775
 ....................................................................................................
                 220,100   Walgreen Co.                                                  9,092,881
----------------------------------------------------------------------------------------------------
                                                                                       162,475,008
----------------------------------------------------------------------------------------------------
Telecommunications (15.1%)
 ....................................................................................................
                  22,700   @Entertainment, Inc. (Taiwan) (NON)                             249,700
 ....................................................................................................
                 178,100   Advanced Fibre Communications (NON)                           7,135,131
 ....................................................................................................
                  40,000   Advanced Info Service Public Co., Ltd.
                           (Thailand)                                                      170,818
 ....................................................................................................
                  91,740   Alcatel Alsthom CGE S.A. (France)                            18,637,172
 ....................................................................................................
                  78,400   Ascend Communications, Inc. (NON)                             3,885,700
 ....................................................................................................
                 160,000   Asia Satellite Telecommunications
                           Holdings Ltd. (Hong Kong)                                       264,377
 ....................................................................................................
               1,354,900   Cable & Wireless PLC ADR
                           (United Kingdom)                                             13,708,991
 ....................................................................................................
                  89,200   Cablevision System Corp. Class A                              7,448,200
 ....................................................................................................
               5,501,000   China Telecom Ltd. (Hong Kong) (NON)                          9,551,210
 ....................................................................................................
                 197,200   Cisco Systems, Inc. (NON)                                    18,154,725
 ....................................................................................................
                 142,960   Hellenic Telecommunication
                           Organization S.A. (Greece)                                    3,661,068
 ....................................................................................................
                  73,777   Hellenic Telecommunicaiton Organization
                           S.A. GDR (Greece)                                               945,607
 ....................................................................................................
                  23,500   Koor Industries Ltd. ADR (Israel)                               549,313
 ....................................................................................................
                 249,200   Lucent Technologies, Inc.                                    20,730,325
 ....................................................................................................
                 111,400   Mahanagar Telephone Nigam Ltd. (India)                          469,829
 ....................................................................................................
                 200,800   MediaOne Group, Inc. (NON)                                    8,822,650
 ....................................................................................................
                   2,808   Nippon Telegraph and Telephone Corp.
                           (Japan)                                                      23,209,940
 ....................................................................................................
                 301,167   Northern Telecom Ltd. (Canada)                               17,113,374
 ....................................................................................................
                 237,200   Orange PLC ADR (United Kingdom) (NON)                         2,510,718
 ....................................................................................................
                 356,800   Oy Nokia AB Class A, (Finland)                               26,209,981
 ....................................................................................................
                  11,300   Philippine Long Distance
                           Telephone Co. ADR (Philippines)                                 255,663
 ....................................................................................................
                   6,892   Portugal Telecom S.A. (Portugal)                                364,639
 ....................................................................................................
                      39   SK Telecom Co., Ltd. (South Korea)                               17,910
 ....................................................................................................
                  12,000   STET Hellas Telecommunications S.A.
                           ADR (Greece) (NON)                                              498,000
 ....................................................................................................
                 117,500   Telecel-Comunicacaoes Pessoais, S.A.
                           (Portugal) (NON)                                             20,827,941
 ....................................................................................................
               2,907,737   Telecom Italia Mobile SPA (Italy)                            17,750,864
 ....................................................................................................
                   4,300   Telecomunicacoes de Sao Paulo S.A.
                           (Brazil)                                                      1,011,327
 ....................................................................................................
                     286   Telecomunicacoes de Sao Paulo S.A.
                           Rights (Brazil)                                                   4,575
 ....................................................................................................
                  10,200   Telefonica de Argentina S.A. ADR
                           (Argentina)                                                     330,863
 ....................................................................................................
                  15,900   Telefonos de Mexico S.A. ADR Class L
                           (Mexico)                                                        764,194
 ....................................................................................................
                 442,081   Telfonica de Espana (Spain)                                  20,427,245
 ....................................................................................................
                 107,300   Tellabs, Inc. (NON)                                           7,685,363
 ....................................................................................................
                       1   US West, Inc.                                                        40
 ....................................................................................................
               2,338,500   Vodafone Group PLC (United Kingdom)                          29,644,638
 ....................................................................................................
                  83,900   WorldCom, Inc. (NON)                                          4,063,906
----------------------------------------------------------------------------------------------------
                                                                                       287,075,997
----------------------------------------------------------------------------------------------------
Transportation (0.8%)
 ....................................................................................................
                  83,000   AMR Corp. (NON)                                               6,909,750
 ....................................................................................................
                 282,200   Southwest Airlines Co.                                        8,360,175
----------------------------------------------------------------------------------------------------
                                                                                        15,269,925
----------------------------------------------------------------------------------------------------
Utilities (0.1%)
 ....................................................................................................
                  39,500   Comp Energetica De Minas Gerais
                           (Cemig) 144A ADS (Brazil)                                     1,244,250
 ....................................................................................................
                  53,900   Electricity Generating Public Co. Ltd.
                           (Thailand) (NON)                                                 83,759
 ....................................................................................................
               1,582,000   Unified Energy Systems GDR (Russia)                             209,615
----------------------------------------------------------------------------------------------------
                                                                                         1,537,624
----------------------------------------------------------------------------------------------------
                           Total Common Stocks
                           (cost $1,511,477,768)                                    $1,873,111,281
----------------------------------------------------------------------------------------------------
PREFERRED STOCKS (--%)* (cost $502,995)
----------------------------------------------------------------------------------------------------
Number of Shares                                                                             Value
 ....................................................................................................
                   4,200   Petroleo Brasileiro S.A. BRC
                           $6.258 pfd. (Brazil)                                           $780,804
----------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (--%)* (cost $384,300)
----------------------------------------------------------------------------------------------------
Number of Shares                                                                             Value
 ....................................................................................................
                   7,300   India Magnum Fund Class A,
                           (acquired 11/1/96, cost $384,300)
                           (India) (RES)(NON)                                             $226,300
----------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (--%)* (cost $20,157)
----------------------------------------------------------------------------------------------------
Number of Shares                                                                             Value
 ....................................................................................................
                   5,720   Internationale Nederlanden Groep NLG
                           $0.53 N.V. cv. pfd. (Netherlands)                               $26,523
----------------------------------------------------------------------------------------------------

WARRANTS (--%) * (NON) (cost $--)
----------------------------------------------------------------------------------------------------
Number of Warrants                                                 Expiration Date           Value
 ....................................................................................................
                 934,180   Belle Corp. (Phillipines)                       9/11/00          $1,294
----------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (2.0%) *
----------------------------------------------------------------------------------------------------
Principal Amount                                                                             Value
 ....................................................................................................
                $506,000   Corporate Receivables, effective yield
                           of 5.50%, July 10, 1998                                        $505,304
 ....................................................................................................
                 268,000   Delware Funding Corp., effective yield
                           of 5.54%, July 17, 1998                                         267,340
 ....................................................................................................
                 443,000   MetLife, effective yield of 5.55%,
                           July 27, 1998                                                   441,224
 ....................................................................................................
              37,366,000   Interest in $334,864,000 joint repurchase
                           agreement dated June 30, 1998 with
                           Morgan (J.P.) & Co., Inc., due July 1, 1998,
                           with respect to various U.S. Treasury
                           obligations - maturity value of
                           $37,371,968 for an effective yield of 5.75%                  37,371,968
----------------------------------------------------------------------------------------------------
                           Total Short-Term Investments
                           (cost $38,585,836)                                          $38,585,836
----------------------------------------------------------------------------------------------------
                           Total Investments
                           (cost $1,550,971,056) ***                                $1,912,732,038
----------------------------------------------------------------------------------------------------
Forward Currency Contracts to Sell at June 30, 1998 (Unaudited)
----------------------------------------------------------------------------------------------------
                              Market           Aggregate           Delivery          Unrealized
                               Value          Face Value               Date        Appreciation
 ....................................................................................................
Japanese Yen             $38,476,737         $38,482,030            8/28/98              $5,293
----------------------------------------------------------------------------------------------------
Swap Contracts outstanding at June 30, 1998 (Unaudited)
----------------------------------------------------------------------------------------------------
                                   Notional                  Termination             Unrealized
                                   Amount                           Date           Depreciation
 ....................................................................................................
Agreement with Lehman Brothers
Finance S.A.  Dated May 19, 1998
to receive (pay) the notional
amount multiplied by the return
of the KOSPI Index (Korea) less
the notional amount multiplied by
three months LIBOR plus 9%.        $375,033                       May-99               $(56,967)
Agreement with Lehman Brothers
Finance S.A.  Dated June 11, 1998
to receive (pay) the notional
amount multiplied by the return
of the KOSPI Index (Korea) less
the notional amount multiplied by
three months LIBOR plus 11%.        239,928                       Dec-98                (27,072)
Agreement with Salomon Brothers,
Inc. Dated April 13, 1998 to
receive (pay) the notional amount
multiplied by the return of
Salomon SK Telecom less the
notional amount multiplied by
three months LIBOR plus 1%.         372,158                       Apr-00               (126,487)
----------------------------------------------------------------------------------------------------
                                                                                      $(210,526)
----------------------------------------------------------------------------------------------------
Diversification by Country (Unaudited)
----------------------------------------------------------------------------------------------------
Distribution of investments by country of issue at
June 30, 1998: (as percentage of Market Value)
----------------------------------------------------------------------------------------------------
Australia                                                                                   1.0%
 ....................................................................................................
Canada                                                                                      2.4
 ....................................................................................................
Denmark                                                                                     1.0
 ....................................................................................................
Finland                                                                                     1.4
 ....................................................................................................
France                                                                                      8.7
 ....................................................................................................
Germany                                                                                     5.5
 ....................................................................................................
Hong Kong                                                                                   1.0
 ....................................................................................................
Ireland                                                                                     1.8
 ....................................................................................................
Italy                                                                                       5.0
 ....................................................................................................
Japan                                                                                       6.4
 ....................................................................................................
Netherlands                                                                                 5.1
 ....................................................................................................
Portugal                                                                                    2.1
 ....................................................................................................
South Africa                                                                                1.0
 ....................................................................................................
Spain                                                                                       1.6
 ....................................................................................................
Switzerland                                                                                 3.2
 ....................................................................................................
United Kingdom                                                                              8.9
 ....................................................................................................
United States                                                                              43.7
 ....................................................................................................
Other                                                                                       0.2
----------------------------------------------------------------------------------------------------
Total                                                                                     100.0%
----------------------------------------------------------------------------------------------------

See page 113 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



Putnam VT Growth and Income Fund

Portfolio of investments owned
June 30, 1998 (Unaudited)
COMMON STOCKS (98.2%) *
----------------------------------------------------------------------------------------------------
Number of Shares                                                                             Value
 ....................................................................................................
Aerospace and Defense (1.4%)
 ....................................................................................................
               1,324,400   Boeing Co.                                                  $59,018,575
 ....................................................................................................
                 723,488   Lockheed Martin Corp.                                        76,599,292
----------------------------------------------------------------------------------------------------
                                                                                       135,617,867
----------------------------------------------------------------------------------------------------
Automotive (2.8%)
 ....................................................................................................
                 610,100   Chrysler Corp.                                               34,394,388
 ....................................................................................................
               2,530,000   Ford Motor Co.                                              149,270,000
 ....................................................................................................
               1,258,956   Goodyear Tire & Rubber Co. (The)                             81,123,977
----------------------------------------------------------------------------------------------------
                                                                                       264,788,365
----------------------------------------------------------------------------------------------------
Basic Industrial Products (1.6%)
 ....................................................................................................
                 328,500   Caterpillar, Inc.                                            17,369,438
 ....................................................................................................
                 970,670   Cooper Industries, Inc.                                      53,326,183
 ....................................................................................................
               1,037,662   Deere (John) & Co.                                           54,866,378
 ....................................................................................................
                 575,000   Owens-Illinois, Inc. (NON)                                   25,731,250
----------------------------------------------------------------------------------------------------
                                                                                       151,293,249
----------------------------------------------------------------------------------------------------
Business Equipment and Services (4.1%)
 ....................................................................................................
                 500,000   Avery Dennison Corp.                                         26,875,000
 ....................................................................................................
               1,568,558   IBM Corp.                                                   180,090,065
 ....................................................................................................
                 950,000   NCR Corp. (NON)                                              30,875,000
 ....................................................................................................
               1,501,549   Xerox Corp.                                                 152,594,917
----------------------------------------------------------------------------------------------------
                                                                                       390,434,982
----------------------------------------------------------------------------------------------------
Chemicals (2.9%)
 ....................................................................................................
               2,032,780   du Pont (E.I.) de Nemours & Co., Ltd.                       151,696,208
 ....................................................................................................
                 801,763   Eastman Chemical Co.                                         49,909,747
 ....................................................................................................
                 636,015   Minnesota Mining & Manufacturing Co.                         52,272,483
 ....................................................................................................
                 702,688   Witco Chemical Corp.                                         20,553,624
----------------------------------------------------------------------------------------------------
                                                                                       274,432,062
----------------------------------------------------------------------------------------------------
Computer Equipment (1.9%)
 ....................................................................................................
               2,313,700   3Com Corp. (NON)                                             71,001,669
 ....................................................................................................
               1,685,000   Compaq Computer Corp.                                        47,811,875
 ....................................................................................................
               2,400,000   Seagate Technology, Inc. (NON)                               57,150,000
----------------------------------------------------------------------------------------------------
                                                                                       175,963,544
----------------------------------------------------------------------------------------------------
Computer Services and Software (1.3%)
 ....................................................................................................
               1,687,432   Computer Associates International, Inc.                      93,757,941
 ....................................................................................................
                 709,322   Electronic Data Systems Corp.                                28,372,880
----------------------------------------------------------------------------------------------------
                                                                                       122,130,821
----------------------------------------------------------------------------------------------------
Conglomerates (0.6%)
 ....................................................................................................
                 375,000   Ogden Corp.                                                  10,382,813
 ....................................................................................................
                 370,000   Temple Inland, Inc. (NON)                                    19,933,750
 ....................................................................................................
                 430,000   TRW, Inc.                                                    23,488,750
----------------------------------------------------------------------------------------------------
                                                                                        53,805,313
----------------------------------------------------------------------------------------------------
Consumer Non Durables (4.1%)
 ....................................................................................................
                 461,400   Clorox Co.                                                   44,006,025
 ....................................................................................................
               1,055,988   Colgate-Palmolive Co.                                        92,926,944
 ....................................................................................................
               1,131,201   Kimberly-Clark Corp.                                         51,893,846
 ....................................................................................................
               3,467,737   Philip Morris Cos., Inc.                                    136,542,144
 ....................................................................................................
               2,605,173   RJR Nabisco Holdings Corp.                                   61,872,859
----------------------------------------------------------------------------------------------------
                                                                                       387,241,818
----------------------------------------------------------------------------------------------------
Consumer Related (0.3%)
 ....................................................................................................
               2,317,800   Unilever Group (United Kingdom)                              24,649,390
----------------------------------------------------------------------------------------------------
Electronics and Electrical Equipment (5.7%)
 ....................................................................................................
               1,439,778   Emerson Electric Co.                                         86,926,597
 ....................................................................................................
               2,851,209   General Electric Co.                                        259,460,019
 ....................................................................................................
                 915,278   Hewlett-Packard Co.                                          54,802,270
 ....................................................................................................
                 560,000   Motorola, Inc.                                               29,435,000
 ....................................................................................................
                 400,000   Philips Electronics N.V. (Netherlands)                       33,562,316
 ....................................................................................................
               1,430,500   Texas Instruments, Inc.                                      83,416,031
----------------------------------------------------------------------------------------------------
                                                                                       547,602,233
----------------------------------------------------------------------------------------------------
Entertainment (1.4%)
 ....................................................................................................
                 795,500   Time Warner, Inc.                                            67,965,531
 ....................................................................................................
               1,176,686   Viacom, Inc. Class B (NON)                                   68,541,960
----------------------------------------------------------------------------------------------------
                                                                                       136,507,491
----------------------------------------------------------------------------------------------------
Environmental Control (0.3%)
 ....................................................................................................
                 490,000   USA Waste Services, Inc. (NON)                               24,193,750
----------------------------------------------------------------------------------------------------
Food and Beverages (5.5%)
 ....................................................................................................
               1,313,188   Anheuser-Busch Cos., Inc.                                    61,966,059
 ....................................................................................................
               1,000,000   ConAgra, Inc.                                                31,687,500
 ....................................................................................................
               1,315,997   General Mills, Inc.                                          89,981,295
 ....................................................................................................
               1,630,800   Heinz (H.J.) Co.                                             91,528,650
 ....................................................................................................
                 825,000   McDonald's Corp.                                             56,925,000
 ....................................................................................................
                 501,100   Nabisco Holdings Corp. Class A                               18,070,919
 ....................................................................................................
                 760,600   PepsiCo, Inc.                                                31,327,213
 ....................................................................................................
               1,150,000   Quaker Oats Co. (The)                                        63,178,125
 ....................................................................................................
               1,512,535   Sara Lee Corp.                                               84,607,427
----------------------------------------------------------------------------------------------------
                                                                                       529,272,188
----------------------------------------------------------------------------------------------------
Health Care (3.4%)
 ....................................................................................................
                 750,000   Columbia/HCA Healthcare Corp.                                21,843,750
 ....................................................................................................
               1,350,733   Merck & Co., Inc.                                           180,660,539
 ....................................................................................................
               2,152,100   Tenet Healthcare Corp. (NON)                                 67,253,125
 ....................................................................................................
                 400,000   United Healthcare Corp.                                      25,400,000
 ....................................................................................................
                 378,500   Wellpoint Health Networks, Inc. (NON)                        28,009,000
----------------------------------------------------------------------------------------------------
                                                                                       323,166,414
----------------------------------------------------------------------------------------------------
Insurance and Finance (21.4%)
 ....................................................................................................
                 310,000   Aetna Inc.                                                   23,598,750
 ....................................................................................................
                 154,000   Ahmanson (H.F.) & Co.                                        10,934,000
 ....................................................................................................
                 725,000   Allstate Corp.                                               66,382,813
 ....................................................................................................
                 517,300   American Express Co.                                         58,972,200
 ....................................................................................................
               1,496,387   American General Corp.                                      106,524,050
 ....................................................................................................
               1,410,042   AON Corp.                                                    99,055,451
 ....................................................................................................
                 391,215   Banc One Corp.                                               21,834,687
 ....................................................................................................
               1,318,700   BankAmerica Corp.                                           113,985,131
 ....................................................................................................
               1,696,222   BankBoston Corp.                                             94,352,349
 ....................................................................................................
                 749,287   Bankers Trust New York Corp. (CUS)                           86,964,122
 ....................................................................................................
               1,053,300   Chase Manhattan Corp.                                        79,524,150
 ....................................................................................................
               1,371,855   CIGNA Corp.                                                  94,657,995
 ....................................................................................................
                 712,100   Citicorp                                                    106,280,925
 ....................................................................................................
                 202,400   Crestar Financial Corp.                                      11,043,450
 ....................................................................................................
               1,666,969   Federal National Mortgage Association                       101,268,367
 ....................................................................................................
               1,315,602   First Chicago NBD Corp.                                     116,595,227
 ....................................................................................................
                 281,000   First Tennessee National Corp.                                8,869,063
 ....................................................................................................
                 825,500   First Union Corp.                                            48,085,375
 ....................................................................................................
                 150,000   Firstar Corp.                                                 5,700,000
 ....................................................................................................
                 611,000   Fleet Financial Group, Inc.                                  51,018,500
 ....................................................................................................
                 300,500   Hartford Financial Services Group (ITT)                      34,369,688
 ....................................................................................................
                 156,200   Huntington Bancshares, Inc.                                   5,232,700
 ....................................................................................................
               2,260,736   Keycorp                                                      80,538,720
 ....................................................................................................
                 450,000   Lehman Brothers Holding, Inc.                                34,903,125
 ....................................................................................................
                 280,000   Mercantile Bancorpation, Inc.                                14,105,000
 ....................................................................................................
                 386,900   Merrill Lynch & Co., Inc.                                    35,691,525
 ....................................................................................................
                 754,712   Morgan (J.P.) & Co., Inc.                                    88,395,643
 ....................................................................................................
                 341,200   National City Corp.                                          24,225,200
 ....................................................................................................
                 812,740   NationsBank Corp.                                            62,174,610
 ....................................................................................................
                 653,500   Norwest Corp.                                                24,424,563
 ....................................................................................................
               1,670,079   PNC Bank Corp.                                               89,871,126
 ....................................................................................................
                 330,026   Summit Bancorp                                               15,676,235
 ....................................................................................................
                 355,400   The Equitable Companies, Inc.                                26,632,788
 ....................................................................................................
                 750,000   Travelers Group Inc.                                         45,468,750
 ....................................................................................................
                 208,400   Union Planters Corp.                                         12,256,525
 ....................................................................................................
               1,202,500   Washington Mutual, Inc.                                      52,233,594
 ....................................................................................................
                 213,500   Wells Fargo & Co.                                            78,781,500
----------------------------------------------------------------------------------------------------
                                                                                     2,030,627,897
----------------------------------------------------------------------------------------------------
Medical Supplies and Devices (1.6%)
 ....................................................................................................
               2,846,238   Baxter International, Inc.                                  153,163,182
----------------------------------------------------------------------------------------------------
Metals and Mining (0.5%)
 ....................................................................................................
                 381,800   Aluminum Co. of America                                      25,174,938
 ....................................................................................................
                 900,000   Freeport-McMoRan Copper &
                           Gold Co., Inc. Class A                                       12,825,000
 ....................................................................................................
                 610,000   Freeport-McMoRan Copper &
                           Gold Co., Inc. Class B                                        9,264,375
----------------------------------------------------------------------------------------------------
                                                                                        47,264,313
----------------------------------------------------------------------------------------------------
Oil and Gas (10.0%)
 ....................................................................................................
               2,339,188   Amoco Corp.                                                  97,368,701
 ....................................................................................................
                 769,278   Atlantic Richfield Co.                                       60,099,844
 ....................................................................................................
               1,070,383   British Petroleum PLC ADR
                           (United Kingdom)                                             94,461,300
 ....................................................................................................
               1,556,700   Elf Aquitane ADR (France)                                   110,525,700
 ....................................................................................................
                 691,400   Enron Corp.                                                  37,378,813
 ....................................................................................................
               2,910,753   Exxon Corp.                                                 207,573,073
 ....................................................................................................
                 650,000   Halliburton Co.                                              28,965,625
 ....................................................................................................
               1,196,738   Mobil Corp.                                                  91,700,049
 ....................................................................................................
               1,146,639   Occidental Petroleum Corp.                                   30,959,253
 ....................................................................................................
               1,411,800   Royal Dutch Petroleum Co. PLC ADR
                           (Netherlands)                                                77,384,288
 ....................................................................................................
               1,285,000   Sonat, Inc.                                                  49,633,125
 ....................................................................................................
                 630,000   Tosco Corp.                                                  18,506,250
 ....................................................................................................
               1,437,010   YPF S.A. ADR (Argentina)                                     43,200,113
----------------------------------------------------------------------------------------------------
                                                                                       947,756,134
----------------------------------------------------------------------------------------------------
Paper and Forest Products (1.3%)
 ....................................................................................................
                 963,100   Fort James Corp.                                             42,857,950
 ....................................................................................................
                 300,040   International Paper Co.                                      12,901,720
 ....................................................................................................
               1,494,676   Weyerhaeuser Co.                                             69,035,348
----------------------------------------------------------------------------------------------------
                                                                                       124,795,018
----------------------------------------------------------------------------------------------------
Pharmaceuticals (5.9%)
 ....................................................................................................
               2,934,638   American Home Products Corp.                                151,867,517
 ....................................................................................................
               1,314,847   Bristol-Myers Squibb Co.                                    151,125,227
 ....................................................................................................
                 470,000   Glaxo Wellcome PLC ADR
                           (United Kingdom)                                             28,111,875
 ....................................................................................................
               4,986,187   Pharmacia & Upjohn, Inc.                                    229,987,875
----------------------------------------------------------------------------------------------------
                                                                                       561,092,494
----------------------------------------------------------------------------------------------------
Photography (0.9%)
 ....................................................................................................
               1,188,583   Eastman Kodak Co.                                            86,840,845
----------------------------------------------------------------------------------------------------
Publishing (1.3%)
 ....................................................................................................
                 760,000   McGraw-Hill, Inc.                                            61,987,500
 ....................................................................................................
                 920,000   Times Mirror Co. Class A                                     57,845,000
----------------------------------------------------------------------------------------------------
                                                                                       119,832,500
----------------------------------------------------------------------------------------------------
REIT's (Real Estate Investment Trust) (1.1%)
 ....................................................................................................
               1,060,000   Equity Residential Properties Trust                          50,283,750
 ....................................................................................................
               1,166,970   Starwood Lodging Trust                                       56,379,238
----------------------------------------------------------------------------------------------------
                                                                                       106,662,988
----------------------------------------------------------------------------------------------------
Retail (4.1%)
 ....................................................................................................
               1,444,780   Dayton Hudson Corp.                                          70,071,830
 ....................................................................................................
                 655,700   Federated Department Stores, Inc. (NON)                      35,284,856
 ....................................................................................................
               4,376,547   K mart Corp. (NON)                                           84,248,530
 ....................................................................................................
                 270,000   Lowe's Cos., Inc.                                            10,951,875
 ....................................................................................................
                 912,390   May Department Stores Co.                                    59,761,545
 ....................................................................................................
                 443,575   Penney (J.C.) Co., Inc.                                      32,076,017
 ....................................................................................................
                 525,000   Sears, Roebuck & Co.                                         32,057,813
 ....................................................................................................
               2,642,421   Toys "R" Us, Inc. (NON)                                      62,262,045
----------------------------------------------------------------------------------------------------
                                                                                       386,714,511
----------------------------------------------------------------------------------------------------
Telecommunications (0.8%)
 ....................................................................................................
                 710,000   Comcast Corp. Special Class A                                28,821,563
 ....................................................................................................
               1,000,000   MediaOne Group Inc. (NON)                                    43,937,500
----------------------------------------------------------------------------------------------------
                                                                                        72,759,063
----------------------------------------------------------------------------------------------------
Transportation (2.2%)
 ....................................................................................................
                 413,400   AMR Corp. (NON)                                              34,415,550
 ....................................................................................................
                 860,859   Burlington Northern Santa Fe Corp. (NON)                     84,525,593
 ....................................................................................................
                 235,000   Delta Air Lines, Inc.                                        30,373,750
 ....................................................................................................
                 250,000   FDX Corp.                                                    15,687,500
 ....................................................................................................
                 800,000   Norfolk Southern Corp.                                       23,850,000
 ....................................................................................................
                 600,000   Ryder System, Inc.                                           18,937,500
----------------------------------------------------------------------------------------------------
                                                                                       207,789,893
----------------------------------------------------------------------------------------------------
Utilities (9.9%)
 ....................................................................................................
               2,250,311   American Telephone & Telegraph Co.                          128,549,016
 ....................................................................................................
               1,424,700   Ameritech Corp.                                              63,933,413
 ....................................................................................................
               1,360,000   Bell Atlantic Corp.                                          62,050,000
 ....................................................................................................
                 460,000   BellSouth Corp.                                              30,877,500
 ....................................................................................................
                 282,288   Carolina Power & Light Co.                                   12,244,242
 ....................................................................................................
                 240,500   Consolidated Edison, Inc.                                    11,078,031
 ....................................................................................................
               1,637,414   Duke Energy Corp.                                            97,016,780
 ....................................................................................................
                 775,200   Entergy Corp.                                                22,287,000
 ....................................................................................................
               1,214,300   GTE Corp.                                                    67,545,438
 ....................................................................................................
               2,989,038   SBC Communications, Inc.                                    119,561,520
 ....................................................................................................
                 977,470   Sempra Energy (NON)                                          27,124,793
 ....................................................................................................
               2,429,100   Southern Co.                                                 67,255,706
 ....................................................................................................
               1,235,309   Sprint Corp.                                                 87,089,285
 ....................................................................................................
               1,560,700   Texas Utilities Co.                                          64,964,138
 ....................................................................................................
               1,695,996   U S West, Inc.                                               79,711,801
----------------------------------------------------------------------------------------------------
                                                                                       941,288,663
----------------------------------------------------------------------------------------------------
                           Total Common Stocks
                           (cost $7,694,898,211)                                    $9,327,686,988
----------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (0.3%) *
----------------------------------------------------------------------------------------------------
Number of Shares                                                                             Value
 ....................................................................................................
                 350,000   K mart Financing I $3.875 cum. cv. pfd.                     $24,500,000
 ....................................................................................................
                  51,900   Tosco Financing Trust $2.875 cv. pfd.                         2,854,500
 ....................................................................................................
                  50,000   Tosco Financing Trust 144A
                           $2.875 cv. pfd.                                               2,675,000
----------------------------------------------------------------------------------------------------
                           Total Convertible Preferred Stocks
                           (cost $26,396,308)                                          $30,029,500
----------------------------------------------------------------------------------------------------
CONVERTIBLE BONDS AND NOTES (0.2%) * (cost $15,960,828)
----------------------------------------------------------------------------------------------------
Principal Amount                                                                             Value
 ....................................................................................................
             $15,000,000   Apple Computer, Inc. cv. sub. notes
                           6s, 2001                                                    $17,268,750
----------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (1.2%) *
----------------------------------------------------------------------------------------------------
Principal Amount                                                                             Value
 ....................................................................................................
             $25,000,000   Delaware Funding Corp., effective
                           yield of 5.52%, July 6, 1998                                $24,980,833
 ....................................................................................................
              43,801,000   Windmill Funding, effective yield of
                           6.24%, July 1, 1998                                          43,801,000
 ....................................................................................................
              42,131,000   Interest in $511,687,000 joint repurchase
                           agreement dated June 30, 1998 with
                           S.B.C. Warburg Inc. due July 1, 1998 with
                           respect to various U.S. Treasury
                           obligations - maturity value of
                           $42,137,788 for an effective yield
                           of 5.8%                                                      42,137,788
----------------------------------------------------------------------------------------------------
                           Total Short-Term Investments
                           (cost $110,919,621)                                        $110,919,621
----------------------------------------------------------------------------------------------------
                           Total Investments
                           (cost $7,848,174,968) ***                                $9,485,904,859
----------------------------------------------------------------------------------------------------
Forward Currency Contracts to Sell at June 30, 1998 (Unaudited)
----------------------------------------------------------------------------------------------------
                              Market           Aggregate           Delivery          Unrealized
                               Value          Face Value               Date        Appreciation
 ....................................................................................................
French Franc             $21,433,674         $21,485,411             8/8/98             $51,737
----------------------------------------------------------------------------------------------------

See page 113 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




Putnam VT Health Sciences Fund

Portfolio of investments owned
June 30, 1998 (Unaudited)
COMMON STOCKS (88.7%) *
----------------------------------------------------------------------------------------------------
Number of Shares                                                                             Value
 ....................................................................................................
Biotechnology (2.1%)
 ....................................................................................................
                     478   Digene Corp. (NON)                                               $4,660
 ....................................................................................................
                   4,748   Guilford Pharmaceuticals, Inc. (NON)                             83,684
 ....................................................................................................
                   8,361   IDEXX Laboratories, Inc. (NON)                                  207,980
 ....................................................................................................
                   4,407   Millennium Pharmaceuticals, Inc. (NON)                           62,249
 ....................................................................................................
                   4,750   NPS Pharmaceuticals, Inc. (NON)                                  33,844
 ....................................................................................................
                   3,188   Pharmacylics, Inc. (NON)                                         75,715
 ....................................................................................................
                   5,867   Scios, Inc. (NON)                                                52,070
 ....................................................................................................
                   1,566   Vertex Pharmaceuticals, Inc. (NON)                               35,235
 ....................................................................................................
                   3,760   ViroPharma Inc. (NON)                                            87,420
----------------------------------------------------------------------------------------------------
                                                                                           642,857
----------------------------------------------------------------------------------------------------
Business Services (2.3%)
 ....................................................................................................
                   2,286   ABR Information Services, Inc. (NON)                             54,293
 ....................................................................................................
                     767   Applied Analytical Industries, Inc. (NON)                        11,026
 ....................................................................................................
                   2,605   ChiRex Inc. (NON)                                                45,750
 ....................................................................................................
                   4,171   On Assignment, Inc. (NON)                                       145,724
 ....................................................................................................
                   4,741   Pharmaceutical Product
                           Development, Inc. (NON)                                         104,302
 ....................................................................................................
                   6,800   Quintiles Transnational Corp. (NON)                             334,475
----------------------------------------------------------------------------------------------------
                                                                                           695,570
----------------------------------------------------------------------------------------------------
Conglomerates (1.0%)
 ....................................................................................................
                   5,100   Tyco International Ltd. (NON)                                   321,300
----------------------------------------------------------------------------------------------------
Consumer Non Durables (0.4%)
 ....................................................................................................
                   4,993   Wesley Jessen VisionCare, Inc. (NON)                            115,463
----------------------------------------------------------------------------------------------------
Health Insurance (0.3%)
 ....................................................................................................
                     789   Compdent Corp. (NON)                                             12,328
 ....................................................................................................
                   3,211   United Wisconsin Services                                        91,112
----------------------------------------------------------------------------------------------------
                                                                                           103,440
----------------------------------------------------------------------------------------------------
Health Care Information Systems (2.8%)
 ....................................................................................................
                   3,288   Cerner Corp. (NON)                                               93,092
 ....................................................................................................
                  11,600   HBO & Co.                                                       408,900
 ....................................................................................................
                   3,219   Incyte Pharmaceuticals, Inc. (NON)                              109,848
 ....................................................................................................
                   4,167   Imnet Systems, Inc. (NON)                                        55,734
 ....................................................................................................
                   6,178   Medquist, Inc. (NON)                                            178,390
----------------------------------------------------------------------------------------------------
                                                                                           845,964
----------------------------------------------------------------------------------------------------
Hospital Management (3.6%)
 ....................................................................................................
                  12,800   Columbia/HCA Healthcare Corp.                                   372,800
 ....................................................................................................
                  20,000   HEALTHSOUTH Corp. (NON)                                         533,750
 ....................................................................................................
                   3,500   Universal Health Services, Inc. (NON)                           204,313
----------------------------------------------------------------------------------------------------
                                                                                         1,110,863
----------------------------------------------------------------------------------------------------
Managed Health Care (2.1%)
 ....................................................................................................
                   3,794   Conventry Healthcare, Inc. (NON)                                 56,436
 ....................................................................................................
                  12,200   MedPartners, Inc. (NON)                                          97,600
 ....................................................................................................
                   3,192   Trigon Healthcare, Inc. (NON)                                   115,511
 ....................................................................................................
                   2,300   United Healthcare Corp.                                         146,050
 ....................................................................................................
                   3,000   Wellpoint Health Networks, Inc. (NON)                           222,000
----------------------------------------------------------------------------------------------------
                                                                                           637,597
----------------------------------------------------------------------------------------------------
Medical Management Services (1.4%)
 ....................................................................................................
                   4,439   Advanced Health Corp. (NON)                                      24,415
 ....................................................................................................
                   5,391   American Oncology Resources, Inc. (NON)                          65,871
 ....................................................................................................
                   1,473   Concentra Managed Care, Inc. (NON)                               38,298
 ....................................................................................................
                   7,416   Phycor, Inc. (NON)                                              122,828
 ....................................................................................................
                   7,142   Physician Reliance Network, Inc. (NON)                           81,687
 ....................................................................................................
                   5,608   ProMedCo Management Co. (NON)                                    57,482
 ....................................................................................................
                   4,715   Specialty Care Network, Inc. (NON)                               31,826
----------------------------------------------------------------------------------------------------
                                                                                           422,407
----------------------------------------------------------------------------------------------------
Medical Services (3.6%)
 ....................................................................................................
                   4,700   Cardinal Health, Inc.                                           440,625
 ....................................................................................................
                     117   Express Scripts, Inc. Class A (NON)                               9,433
 ....................................................................................................
                     894   IMPATH, Inc. (NON)                                               21,735
 ....................................................................................................
                   3,324   Lincare Holdings, Inc. (NON)                                    139,816
 ....................................................................................................
                   5,357   National Surgery Centers, Inc. (NON)                            155,688
 ....................................................................................................
                   5,200   Omnicare, Inc.                                                  198,250
 ....................................................................................................
                   3,914   Total Renal Care Holdings, Inc. (NON)                           135,033
----------------------------------------------------------------------------------------------------
                                                                                         1,100,580
----------------------------------------------------------------------------------------------------
Medical Supplies and Devices (18.1%)
 ....................................................................................................
                   1,523   Arrow International, Inc.                                        41,787
 ....................................................................................................
                   6,513   Ballard Medical Products                                        117,234
 ....................................................................................................
                   6,100   Baxter International, Inc.                                      328,256
 ....................................................................................................
                   5,600   Bergen Brunswig Corp. Class A                                   259,700
 ....................................................................................................
                   4,700   Biomet, Inc. (NON)                                              155,394
 ....................................................................................................
                   4,421   Biosite Diagnostics Inc. (NON)                                   48,631
 ....................................................................................................
                   7,100   Boston Scientific Corp. (NON)                                   508,538
 ....................................................................................................
                  11,800   Centocor, Inc. (NON)                                            427,750
 ....................................................................................................
                     459   CN Biosciences, Inc. (NON)                                       11,475
 ....................................................................................................
                   2,722   Cyberonics, Inc. (NON)                                           28,921
 ....................................................................................................
                   2,282   Cytyc Corp. (NON)                                                37,225
 ....................................................................................................
                     267   Delaware Global Technologies Corp. (NON)                          2,670
 ....................................................................................................
                   4,088   Henry Schein, Inc. (NON)                                        188,559
 ....................................................................................................
                   5,894   InControl, Inc. (NON)                                            15,472
 ....................................................................................................
                   7,600   Johnson & Johnson                                               560,500
 ....................................................................................................
                   3,252   Lifecore Biomedical, Inc. (NON)                                  53,658
 ....................................................................................................
                   2,700   McKesson Corp.                                                  219,375
 ....................................................................................................
                   7,100   Medtronic, Inc.                                                 452,625
 ....................................................................................................
                   4,722   Mentor Corp.                                                    114,509
 ....................................................................................................
                   3,230   Minimed, Inc. (NON)                                             169,171
 ....................................................................................................
                   3,278   Molecular Devices Corp. (NON)                                    52,858
 ....................................................................................................
                     269   Novoste Corp. (NON)                                               5,935
 ....................................................................................................
                   5,944   Perclose, Inc. (NON)                                            167,918
 ....................................................................................................
                   9,960   PSS World Medical, Inc. (NON)                                   145,665
 ....................................................................................................
                     700   ResMed Inc. (NON)                                                31,894
 ....................................................................................................
                     239   Respironics, Inc. (NON)                                           3,719
 ....................................................................................................
                   4,415   Sabratek Corp. (NON)                                            100,441
 ....................................................................................................
                   2,196   Safeskin, Corp. (NON)                                            90,311
 ....................................................................................................
                   2,200   Steris Corp. (NON)                                              139,906
 ....................................................................................................
                   7,700   Sybron International Corp. (NON)                                194,425
 ....................................................................................................
                   2,049   Theragenics Corp. (NON)                                          53,402
 ....................................................................................................
                   5,608   Trex Medical Corp. (NON)                                         92,532
 ....................................................................................................
                   7,600   U.S. Surgical Corp.                                             346,750
 ....................................................................................................
                   3,774   Ventana Medical Systems, Inc. (NON)                             105,672
 ....................................................................................................
                   3,273   Waters Corp. (NON)                                              192,902
 ....................................................................................................
                   2,024   Xomed Surgical Products Inc. (NON)                               62,997
----------------------------------------------------------------------------------------------------
                                                                                         5,528,777
----------------------------------------------------------------------------------------------------
Nursing Homes (0.9%)
 ....................................................................................................
                   8,700   Beverly Enterprises, Inc. (NON)                                 120,169
 ....................................................................................................
                   4,590   Centennial HealthCare Corp. (NON)                                83,194
 ....................................................................................................
                   3,237   Genesis Health Ventures, Inc. (NON)(AFF)                         80,925
----------------------------------------------------------------------------------------------------
                                                                                           284,288
----------------------------------------------------------------------------------------------------
Pharmaceuticals (23.1%)
 ....................................................................................................
                     234   Agouron Pharmaceuticals, Inc. (NON)                               7,093
 ....................................................................................................
                   4,439   Alpharma, Inc. Class A                                           97,658
 ....................................................................................................
                   4,200   Alza Corp. (NON)                                                181,650
 ....................................................................................................
                  23,500   American Home Products Corp.                                  1,216,125
 ....................................................................................................
                   3,190   AXYS Pharmaceuticals, Inc. (NON)                                 22,729
 ....................................................................................................
                   8,600   Bristol-Myers Squibb Co.                                        988,462
 ....................................................................................................
                     255   CliniChem Development Inc. (Canada) (NON)                         1,466
 ....................................................................................................
                   4,155   Coulter Pharmaceutical, Inc. (NON)                              126,208
 ....................................................................................................
                   4,180   Dura Pharmaceuticals, Inc. (NON)                                 93,528
 ....................................................................................................
                   3,216   GelTex Pharmaceuticals, Inc. (NON)                               59,898
 ....................................................................................................
                  15,900   Glaxo Wellcome PLC ADR
                           (United Kingdom)                                                951,019
 ....................................................................................................
                   1,508   IDEC Pharmaceuticals Corp. (NON)                                 35,532
 ....................................................................................................
                   4,150   Inhale Therapeutic Systems (NON)                                102,713
 ....................................................................................................
                   9,500   Merck & Co., Inc.                                             1,270,625
 ....................................................................................................
                   3,260   PathoGenesis Corp. (NON)                                         94,540
 ....................................................................................................
                   2,500   Scherer R.P. Corp. (NON)                                        221,563
 ....................................................................................................
                  14,800   Schering-Plough Corp.                                         1,356,050
 ....................................................................................................
                   4,584   Sepracor, Inc. (NON)                                            190,236
 ....................................................................................................
                   1,449   Schein Pharmceuticals, Inc. (NON)                                38,580
 ....................................................................................................
                   3,190   VIVUS, Inc. (NON)                                                19,240
----------------------------------------------------------------------------------------------------
                                                                                         7,074,915
----------------------------------------------------------------------------------------------------
Pharmaceuticals and Biotechnology (23.4%)
 ....................................................................................................
                  10,600   Biochem Pharmaceutical, Inc. (NON)                              280,900
 ....................................................................................................
                   4,200   Elan Corp. PLC ADR (Ireland) (NON)                              270,112
 ....................................................................................................
                   2,800   Genentech, Inc (NON)                                            190,050
 ....................................................................................................
                   7,400   ICN Pharmaceuticals, Inc.                                       338,088
 ....................................................................................................
                     562   La Jolla Pharmaceutical Co. (NON)                                 1,967
 ....................................................................................................
                   3,190   Ligand Pharmaceuticals, Inc. Class B (NON)                       41,070
 ....................................................................................................
                  14,300   Lilly (Eli) & Co.                                               944,694
 ....................................................................................................
                     970   Medicis Pharmaceutical Corp. Class A (NON)                       35,405
 ....................................................................................................
                   3,742   Medimmune, Inc. (NON)                                           233,406
 ....................................................................................................
                     300   Novartis AG ADR (Switzerland)                                   498,485
 ....................................................................................................
                   9,900   Pfizer, Inc.                                                  1,076,005
 ....................................................................................................
                   9,200   Pharmacia & Upjohn, Inc.                                        424,350
 ....................................................................................................
                   3,184   Protein Design Labs, Inc. (NON)                                  76,715
 ....................................................................................................
                     700   Schering AG (Germany) (NON)                                      82,296
 ....................................................................................................
                   6,081   SEQUUS Pharmaceuticals, Inc. (NON)                               69,170
 ....................................................................................................
                  15,200   Smithkline Beecham PLC ADR
                           (United Kingdom)                                                919,600
 ....................................................................................................
                   3,208   Sonus Pharmaceuticals, Inc. (NON)                                39,499
 ....................................................................................................
                   2,275   Transkaryotic Therapies, Inc. (Malaysia) (NON)                   58,581
 ....................................................................................................
                     474   Trimeris, Inc. (NON)                                              3,495
 ....................................................................................................
                   3,767   Warner Chilcott Laboratories (Ireland) (NON)                     37,199
 ....................................................................................................
                  22,400   Warner-Lambert Co.                                            1,554,000
----------------------------------------------------------------------------------------------------
                                                                                         7,175,087
----------------------------------------------------------------------------------------------------
Retail (3.6%)
 ....................................................................................................
                   9,100   CVS Corp.                                                       354,332
 ....................................................................................................
                   6,000   General Nutrition Companies, Inc. (NON)                         186,750
 ....................................................................................................
                  15,200   Rite Aid Corp.                                                  570,950
----------------------------------------------------------------------------------------------------
                                                                                         1,112,032
----------------------------------------------------------------------------------------------------
                           Total Common Stocks
                           (cost $26,649,752)                                          $27,171,140
----------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (18.2%) * (cost $5,562,896)
----------------------------------------------------------------------------------------------------
Principal Amount                                                                             Value
 ....................................................................................................
              $5,562,000   Interest in $750,000,000 joint repurchase
                           agreement dated June 30, 1998 with
                           Goldman, Sachs & Co. due July 1,1998
                           with respect to various U.S. Treasury
                           obligations - maturity value of
                           $5,562,896 for an effective yield
                           of 5.8%                                                      $5,562,896
----------------------------------------------------------------------------------------------------
                           Total Investments
                           (cost $32,212,648) ***                                      $32,734,036
----------------------------------------------------------------------------------------------------

See page 113 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



Putnam VT High Yield Fund

Portfolio of investments owned
June 30, 1998 (Unaudited)
CORPORATE BONDS AND NOTES (78.4%) *
----------------------------------------------------------------------------------------------------
Principal Amount                                                                             Value
 ....................................................................................................
Advertising (0.4%)
 ....................................................................................................
              $1,895,000   Adams Outdoor Advertising sr. notes
                           10 3/4s, 2006                                                $2,075,025
 ....................................................................................................
               2,590,000   Interact Systems, Inc. 144A
                           stepped-coupon zero %
                           (14s, 8/1/99), 2003 (STP)                                     1,036,000
 ....................................................................................................
               1,660,000   Outdoor Communications Inc. sr. sub.
                           notes 9 1/4s, 2007                                            1,701,500
----------------------------------------------------------------------------------------------------
                                                                                         4,812,525
----------------------------------------------------------------------------------------------------
Aerospace and Defense (1.2%)
 ....................................................................................................
                 920,000   Argo-Tech Corp. company guaranty
                           8 5/8s, 2007                                                    920,000
 ....................................................................................................
               2,020,000   Aviation Sales Co. 144A sr. sub. notes
                           8 1/8s, 2008                                                  1,969,500
 ....................................................................................................
               1,320,000   BE Aerospace sr. sub. notes Ser. B, 8s, 2008                  1,316,700
 ....................................................................................................
               3,175,000   BE Aerospace, Inc. sr. sub. notes Ser. B,
                           9 7/8s, 2006                                                  3,365,500
 ....................................................................................................
               2,520,000   L-3 Communications Corp. sr. sub. notes
                           Ser. B, 10 3/8s, 2007                                         2,784,600
 ....................................................................................................
               1,750,000   Sequa Corp. sr. sub. notes 9 3/8s, 2003                       1,811,250
 ....................................................................................................
               1,095,000   United Defense Industries Inc. 144A
                           company guaranty 8 3/4s, 2007                                 1,110,055
----------------------------------------------------------------------------------------------------
                                                                                        13,277,605
----------------------------------------------------------------------------------------------------
Agriculture (0.5%)
 ....................................................................................................
               2,907,861   Premium Standard Farms, Inc. sr. secd.
                           notes 11s, 2003 (PIK)                                         3,133,220
 ....................................................................................................
               2,200,000   Purina Mills, Inc. 144A sr. sub. notes
                           9s, 2010                                                      2,260,500
----------------------------------------------------------------------------------------------------
                                                                                         5,393,720
----------------------------------------------------------------------------------------------------
Airlines (0.8%)
 ....................................................................................................
               1,580,000   Calair LLC 144A company guaranty
                           8 1/8s, 2008                                                  1,572,100
 ....................................................................................................
               2,710,000   Canadian Airlines Corp. sr. sec. notes
                           10s, 2005 (Canada)                                            2,737,100
 ....................................................................................................
               2,600,000   Trans World Airlines, Inc. sr. notes
                           11 1/2s, 2004                                                 2,743,000
 ....................................................................................................
               1,750,000   Trans World Airlines, Inc. 144A notes
                           11 3/8s, 2006                                                 1,754,375
----------------------------------------------------------------------------------------------------
                                                                                         8,806,575
----------------------------------------------------------------------------------------------------
Apparel (0.8%)
 ....................................................................................................
               1,190,000   GFSI, Inc. sr. disc. notes
                           stepped-coupon Ser. B, zero %
                           (11 3/8s, 9/15/04), 2009 (STP)                                1,332,800
 ....................................................................................................
               3,307,000   Guess Jeans, Inc. sr. sub. notes 9 1/2s, 2003                 3,373,140
 ....................................................................................................
               2,085,000   Sassco Fashions Ltd. sr. notes 12 3/4s, 2004                  2,257,012
 ....................................................................................................
               1,000,000   Sun Apparel, Inc. Tranche sr. notes Ser. B,
                           9 1/8s, 2004                                                    995,000
 ....................................................................................................
               1,040,000   William Carter Co. 144A sr. sub. notes
                           12s, 2008                                                     1,112,800
----------------------------------------------------------------------------------------------------
                                                                                         9,070,752
----------------------------------------------------------------------------------------------------
Automotive (1.1%)
 ....................................................................................................
               1,000,000   Amer Axel & Manuftrng bank loan Ser. B,
                           8.063s, 2005                                                  1,000,000
 ....................................................................................................
               2,380,000   Lear Corp. sub. notes 9 1/2s, 2006                            2,612,050
 ....................................................................................................
               5,000,000   Navistar International Corp. sr. notes
                           Ser. B, 8s, 2008                                              5,025,000
 ....................................................................................................
               4,370,000   Oxford Automotive, Inc. company
                           guaranty 10 1/8s, 2007                                        4,501,100
----------------------------------------------------------------------------------------------------
                                                                                        13,138,150
----------------------------------------------------------------------------------------------------
Automotive Parts (0.9%)
 ....................................................................................................
                 431,000   Aftermarket Technology Corp. sr. sub.
                           notes 12s, 2004                                                 475,178
 ....................................................................................................
               2,100,000   Aftermarket Technology Corp. sr. sub.
                           notes Ser. D, 12s, 2004                                       2,315,250
 ....................................................................................................
                 575,000   Cambridge Industries Inc. 144A company
                           guaranty 10 1/4s, 2007                                          586,500
 ....................................................................................................
               3,500,000   Hayes Wheels International, Inc. company
                           guaranty Ser. B, 9 1/8s, 2007                                 3,657,500
 ....................................................................................................
                 910,000   Hayes Wheels International, Inc. company
                           guaranty Ser. B, 9 1/8s, 2007                                   950,950
 ....................................................................................................
               2,925,000   Walbro Corp. sr. notes Ser. B, 9 7/8s, 2005                   2,866,500
----------------------------------------------------------------------------------------------------
                                                                                        10,851,878
----------------------------------------------------------------------------------------------------
Banks (2.1%)
 ....................................................................................................
                 995,000   Albank Capital Trust 144A company
                           guaranty Ser. B, 9.27s, 2027                                  1,161,255
 ....................................................................................................
               3,532,000   Chevy Chase Savings Bank Inc. sub. deb.
                           9 1/4s, 2005                                                  3,584,980
 ....................................................................................................
               1,950,000   Dime Capital Trust I bank guaranty
                           Ser. A, 9.33s, 2027                                           2,283,956
 ....................................................................................................
               1,685,000   Espirto Santo Centrais sr. notes 10s, 2007
                           (Luxembourg)                                                  1,415,400
 ....................................................................................................
               2,000,000   First Nationwide Holdings sr. sub. notes
                           9 1/8s, 2003                                                  2,125,000
 ....................................................................................................
                 860,000   Fuji JGB Inv. LLC 144A FLIRB bonds
                           9.87s, 2049                                                     760,025
 ....................................................................................................
               1,770,000   Greenpoint Capital Trust I company
                           guaranty 9.1s, 2027                                           2,015,588
 ....................................................................................................
                 895,000   North Fork Capital Trust I company
                           guaranty 8.7s, 2026                                           1,010,706
 ....................................................................................................
                 650,000   Ocwen Capital Trust I company guaranty
                           10 7/8s, 2027                                                   708,500
 ....................................................................................................
               1,080,000   Ocwen Federal Bank FSB sub. deb.
                           12s, 2005                                                     1,188,000
 ....................................................................................................
                 510,000   Onbank & Trust Co. company guaranty
                           9 1/4s, 2027                                                    606,135
 ....................................................................................................
               1,085,000   Peoples Heritage Capital Trust company
                           guaranty Ser. B, 9.06s, 2027                                  1,223,424
 ....................................................................................................
               1,330,000   Provident Capital Trust company guaranty
                           8.6s, 2026                                                    1,433,912
 ....................................................................................................
                 610,000   Riggs Capital Trust 144A bonds
                           8 5/8s, 2026                                                    670,066
 ....................................................................................................
               1,965,000   Sovereign Capital Trust company guaranty
                           9s, 2027                                                      2,171,226
 ....................................................................................................
               1,020,000   Tokai Corp. 144A FRB Ser. A, 9.98s, 2049                        943,500
 ....................................................................................................
                 795,000   Webster Capital Trust I 144A bonds
                           9.36s, 2027                                                     898,350
----------------------------------------------------------------------------------------------------
                                                                                        24,200,023
----------------------------------------------------------------------------------------------------
Basic Equipment Services (0.2%)
 ....................................................................................................
               1,820,000   Cex Holdings, Inc. 144A sr. sub. notes
                           9 5/8s, 2008                                                  1,874,600
----------------------------------------------------------------------------------------------------
Basic Industrial Products (0.5%)
 ....................................................................................................
               3,000,000   Clark-Schwebel sr. notes 10 1/2s, 2006                        3,315,000
 ....................................................................................................
               2,720,000   Roller Bearing Co. 144A company
                           guaranty 9 5/8s, 2007                                         2,754,000
----------------------------------------------------------------------------------------------------
                                                                                         6,069,000
----------------------------------------------------------------------------------------------------
Broadcasting (5.3%)
 ....................................................................................................
               4,225,000   Acme Television sr. disc. notes
                           stepped-coupon zero %
                           (10 7/8s, 9/30/00), 2004 (STP)                                3,485,625
 ....................................................................................................
               4,500,000   Allbritton Communications sr. sub. deb.
                           Ser. B, 9 3/4s, 2007                                          4,950,000
 ....................................................................................................
               5,437,000   Australis Holdngs PTY Ltd. sr. disc. notes
                           stepped-coupon zero % (15s, 11/01/00),
                           2002 (In Default) (Australia) (NON) (STP)                       815,550
 ....................................................................................................
               1,400,216   Australis Media, Ltd. sr. sec. disc. notes
                           zero %, 2000 (In Default) (Australia) (NON)                     966,148
 ....................................................................................................
               3,770,000   Benedek Communications Corp. sr. disc.
                           notes stepped-coupon zero %
                           (13 1/4s, 5/15/01), 2006 (STP)                                2,997,150
 ....................................................................................................
               5,690,000   Capstar Broadcasting sr. disc. notes
                           stepped-coupon zero %
                           (12 3/4s, 2/1/02), 2009 (STP)                                 4,324,400
 ....................................................................................................
               1,460,000   Capstar Broadcasting sr. sub. notes
                           9 1/4s, 2007                                                  1,527,525
 ....................................................................................................
                 780,000   Central European Media Enterprises Ltd.
                           sr. notes 9 3/8s, 2004 (Bermuda)                                772,200
 ....................................................................................................
               1,401,820   Citadel Broadcasting Inc. sr. sub. notes
                           10 1/4s, 2007                                                 1,542,002
 ....................................................................................................
               4,395,000   Fox Family Worldwide, Inc. sr. disc. notes
                           stepped-coupon zero %
                           (10 1/4s,11/1/02), 2007 (STP)                                 2,856,750
 ....................................................................................................
               5,660,000   Fox Family Worldwide, Inc. sr. notes
                           9 1/4s, 2007                                                  5,688,300
 ....................................................................................................
               7,500,000   Fox/Liberty Networks LLC 144A sr. disc.
                           notes stepped-coupon zero %
                           (9 3/4s, 8/15/02), 2007 (STP)                                 5,212,500
 ....................................................................................................
               2,070,000   Fox/Liberty Networks LLC sr. notes
                           8 7/8s, 2007                                                  2,111,400
 ....................................................................................................
               1,400,000   Globo Communicacoes 144A company
                           guaranty 10 1/2s, 2006 (Brazil)                               1,281,000
 ....................................................................................................
               1,590,000   Granite Broadcasting Corp. 144A sr. sub.
                           notes 8 7/8s, 2008                                            1,607,888
 ....................................................................................................
               3,425,000   Grupo Televisa S.A. 144A sr. notes
                           11 7/8s, 2006 (Mexico)                                        3,767,500
 ....................................................................................................
               1,325,000   Heritage Media Services Corp. sr. sub.
                           notes 8 3/4s, 2006                                            1,411,125
 ....................................................................................................
               1,040,000   Innova S De R.L. sr. notes 12 7/8s,
                           2007 (Mexico)                                                 1,055,600
 ....................................................................................................
                 930,000   Jacor Communications, Co. 144A
                           company guaranty 8 3/4s, 2007                                   967,200
 ....................................................................................................
                 675,000   Jacor Communications, Inc. company
                           guaranty 9 3/4s, 2006                                           722,250
 ....................................................................................................
               4,932,000   PHI Holdings, Inc. 16s, 2001                                  3,651,160
 ....................................................................................................
               1,815,000   Radio One Inc. company guaranty
                           stepped-coupon Ser. B, 7s,
                           (12s, 5/15/00), 2004 (STP)                                    1,851,300
 ....................................................................................................
               1,630,000   SFX Entertainment Inc. 144A sr. sub.
                           notes 9 1/8s, 2008                                            1,597,400
 ....................................................................................................
               3,000,000   Sinclair Broadcast Group, Inc. company
                           guaranty 9s, 2007                                             3,105,000
 ....................................................................................................
               2,375,000   Spanish Broadcasting Systems sr. notes
                           Ser. B, 11s, 2004                                             2,565,000
----------------------------------------------------------------------------------------------------
                                                                                        60,831,973
----------------------------------------------------------------------------------------------------
Building and Construction (0.4%)
 ....................................................................................................
               1,880,000   Atrium Companies, Inc. sr. sub. notes
                           10 1/2s, 2006                                                 1,978,700
 ....................................................................................................
               1,035,000   Cia Latino Americana 144A company
                           guaranty 11 1/8s, 2004 (Argentina)                            1,040,175
 ....................................................................................................
                 940,000   Jackson Products, Inc. 144A company
                           guaranty 9 1/2s, 2005                                           935,300
----------------------------------------------------------------------------------------------------
                                                                                         3,954,175
----------------------------------------------------------------------------------------------------
Building Materials (0.1%)
 ....................................................................................................
               1,070,000   Waxman Industries Inc. sr. notes
                           stepped-coupon Ser. B, zero %
                           (12 3/4s, 6/1/99), 2004 (STP)                                 1,016,500
----------------------------------------------------------------------------------------------------
Building Products (0.2%)
 ....................................................................................................
               2,170,000   Decora Industries, Inc. 144A sr. sec. notes
                           11s, 2005                                                     2,121,175
----------------------------------------------------------------------------------------------------
Buses (0.4%)
 ....................................................................................................
               4,985,000   MCII Holdings sec. notes stepped-coupon
                           zero % (12s, 11/15/98), 2002 (STP)                            4,760,675
----------------------------------------------------------------------------------------------------
Business Services (0.6%)
 ....................................................................................................
                 970,000   Axiohm Transactions Solutions Inc.
                           company guaranty 9 3/4s, 2007                                   970,000
 ....................................................................................................
                 940,000   ATC Group Services Inc. 144A sr. sub.
                           notes 12s, 2008                                                 864,800
 ....................................................................................................
               1,498,333   Outsourcing Solutions Inc. 144A
                           8.621s, 2004                                                  1,498,332
 ....................................................................................................
               3,750,000   Outsourcing Solutions, Inc. sr. sub. notes
                           Ser. B, 11s, 2006                                             4,012,500
----------------------------------------------------------------------------------------------------
                                                                                         7,345,632
----------------------------------------------------------------------------------------------------
Cable Television (5.3%)
 ....................................................................................................
               5,200,000   21st Century Telecom Group 144A
                           sr. disc. notes stepped-coupon zero %
                           (12 1/4s, 2/15/03), 2008 (STP)                                2,938,000
 ....................................................................................................
               2,765,000   Adelphia Communications Corp. sr. notes
                           Ser. B, 9 7/8s, 2007                                          2,993,112
 ....................................................................................................
               2,200,000   Charter Communications International, Inc.
                           disc. notes stepped-coupon Ser. B, zero %
                           (14s, 3/15/01), 2007 (STP)                                    1,809,500
 ....................................................................................................
               1,750,000   Charter Communications International, Inc.
                           sr. notes Ser. B, 11 1/4s, 2006                               1,929,375
 ....................................................................................................
               6,834,000   Comcast UK Cable, Ltd. deb.
                           stepped-coupon zero %
                           (11.2s, 11/15/00), 2007 (Bermuda) (STP)                       5,706,390
 ....................................................................................................
               3,520,000   Diamond Cable Communication Co.
                           sr. disc. notes stepped-coupon zero %
                           (10 3/4s, 2/15/02), 2007
                           (United Kingdom) (STP)                                        2,604,800
 ....................................................................................................
               5,220,000   Diamond Cable Communication Co.
                           sr. disc. notes stepped-coupon zero %
                           (11 3/4s, 12/15/00), 2005
                           (United Kingdom) (STP)                                        4,332,600
 ....................................................................................................
               1,800,000   Diamond Cable Communication Co.
                           sr. disc. notes stepped-coupon zero %
                           (13 1/2s, 9/30/99), 2004
                           (United Kingdom) (STP)                                        1,692,000
 ....................................................................................................
               4,000,000   Frontiervision Operating Partners L.P.
                           8.156s, 2006                                                  4,005,000
 ....................................................................................................
               1,180,000   Globo Communicacoes 144A sr. notes
                           10 5/8s, 2008                                                 1,050,200
 ....................................................................................................
               6,100,000   Knology Holdings Inc. sr. disc. notes
                           stepped-coupon 11 7/8s,
                           (11 7/8s, 10/15/02), 2007 (STP)                               3,599,000
 ....................................................................................................
               3,000,000   Lenfest Communications, Inc. sr. sub.
                           notes 10 1/2s, 2006                                           3,495,000
 ....................................................................................................
               2,675,000   Marcus Cable Co. (L.P.) sr. disc. notes
                           stepped-coupon zero %
                           (14 1/4s, 6/15/00), 2005 (STP)                                2,487,750
 ....................................................................................................
               3,350,000   NTL Inc. sr. notes Ser. B, 10s, 2007
                           (United Kingdom)                                              3,584,500
 ....................................................................................................
              10,300,000   NTL Inc. 144A sr. notes stepped-coupon
                           zero % (9 3/4s, 4/01/03), 2008 (STP)                          6,695,000
 ....................................................................................................
               4,615,000   RCN Corp. sr. disc. notes stepped-coupon
                           zero % (11 1/8s, 10/15/02), 2007 (STP)                        2,965,138
 ....................................................................................................
               4,260,000   RCN Corp. sr. discount notes,
                           stepped-coupon Ser. B, zero %
                           (9.8s, 2/15/03), 2008 (STP)                                   2,556,000
 ....................................................................................................
               1,930,000   Supercanal Holdings S.A. 144A sr. notes
                           11 1/2s, 2005 (Argentina)                                     1,785,250
 ....................................................................................................
               2,025,000   TV Azteca S.A. de C.V. sr. notes 10 1/2s,
                           2007 (Mexico)                                                 2,025,000
 ....................................................................................................
                 500,000   TV Azteca S.A. De C.V. sr. notes Ser. A,
                           10 1/8s, 2004 (Mexico)                                          498,750
 ....................................................................................................
               3,900,000   United International Holdings sr. disc.
                           notes stepped-coupon Ser. B, zero %
                           (10 3/4s, 2/15/03), 2008 (STP)                                2,408,250
----------------------------------------------------------------------------------------------------
                                                                                        61,160,615
----------------------------------------------------------------------------------------------------
Cellular Communications (5.1%)
 ....................................................................................................
               1,060,000   American Cell Corp 144A sr. notes
                           10 1/2s, 2008                                                 1,060,000
 ....................................................................................................
               1,000,000   Celcaribe S.A. sr. notes 13 1/2s, 2004                        1,060,000
 ....................................................................................................
               8,177,000   CellNet Data Systems, Inc. sr. disc. notes
                           stepped-coupon zero % (14s, 10/1/02),
                           2007 (STP)                                                    4,701,775
 ....................................................................................................
               6,730,000   Cencall Communications Corp. sr. disc.
                           notes stepped-coupon zero %
                           (10 1/8s, 1/15/99), 2004 (STP)                                6,612,225
 ....................................................................................................
               1,360,000   CTI Holdings S.A. 144A sr. notes
                           stepped-coupon zero %,
                           (11 1/2s, 4/15/03), 2008 (STP)                                  754,800
 ....................................................................................................
               5,500,000   Dial Call Communications, Inc. sr. disc.
                           notes stepped-coupon Ser. B, zero %
                           (10 1/4s, 12/15/98), 2005 (STP)                               5,458,750
 ....................................................................................................
               5,160,000   Dobson Communications Corp. sr. notes
                           11 3/4s, 2007                                                 5,598,600
 ....................................................................................................
               1,000,000   Intercel, Inc. sr. disc. notes stepped-coupon
                           zero % (12s, 5/1/01), 2006 (STP)                                785,000
 ....................................................................................................
               1,880,000   Intercel, Inc. sr. disc. notes stepped-coupon
                           zero % (12s, 2/1/01), 2006 (STP)                              1,511,050
 ....................................................................................................
               6,920,000   McCaw International Ltd sr. discount
                           notes stepped coupon zero %
                           (13s, 4/15/02), 2007 (STP)                                    4,584,500
 ....................................................................................................
              10,450,000   Millicom International Cellular S.A.
                           sr. disc. notes stepped-coupon zero %
                           (13 1/2s, 6/1/01), 2006 (Luxembourg) (STP)                    8,151,000
 ....................................................................................................
               1,290,000   NEXTEL Communications, Inc. 144A
                           sr. disc. notes stepped-coupon zero %
                           (12 1/8s, 4/15/03), 2008 (STP)                                  799,800
 ....................................................................................................
               8,950,000   NEXTEL Communications, Inc. 144A
                           sr. disc. notes stepped-coupon zero %
                           (10.65s, 9/15/02), 2007 (STP)                                 6,041,250
 ....................................................................................................
               6,670,000   NEXTEL Communications, Inc. 144A
                           sr. disc. notes stepped-coupon zero %
                           (9.95s, 2/15/03), 2008 (STP)                                  4,252,125
 ....................................................................................................
               2,805,000   Omnipoint Corp. sr. notes 11 5/8s, 2006                       2,973,300
 ....................................................................................................
               1,000,000   Powertel, Inc. 8 7/8s, 2001                                     997,500
 ....................................................................................................
               2,590,000   Price Communications Wireless Inc.
                           144A sr. notes 9 1/8s, 2006                                   2,590,000
----------------------------------------------------------------------------------------------------
                                                                                        57,931,675
----------------------------------------------------------------------------------------------------
Chemicals (1.6%)
 ....................................................................................................
               2,300,000   Acetex Corp. sr. notes 9 3/4s, 2003
                           (Canada)                                                      2,357,500
 ....................................................................................................
               1,450,000   Huntsman Corp. 144A sr. sub. notes
                           FRN 9.094s, 2007                                              1,450,000
 ....................................................................................................
               1,600,000   Huntsman Packaging Corp. company
                           guaranty 9 1/8s, 2007                                         1,624,000
 ....................................................................................................
               1,500,000   PCI Chemicals & Pharmaceuticals
                           sr. notes 9 1/4s, 2007 (Canada)                               1,485,000
 ....................................................................................................
               2,415,000   Pharmaceutical Fine Chemicals 144A
                           sr. sub. notes 9 3/4s, 2007 (Switzerland)                     2,741,025
 ....................................................................................................
                 660,000   Pioneer Americas Acquisition 144A
                           sr. notes 9 1/4s, 2007                                          650,100
 ....................................................................................................
                 992,500   Pioneer Americas Acquisition Bank Loan
                           FRN 8.47s, 2006                                                 992,500
 ....................................................................................................
               3,035,000   Polytama International notes 11 1/4s,
                           2007 (Indonesia)                                              1,062,250
 ....................................................................................................
               1,730,000   Sovereign Specialty Chemical 144A
                           company guaranty Ser. A, 9 1/2s, 2007                         1,773,250
 ....................................................................................................
               1,900,000   Sterling Chemicals Holdings sr. disc. notes
                           stepped-coupon zero %
                           (13 1/2s, 8/15/01), 2008 (STP)                                1,102,000
 ....................................................................................................
               1,400,000   Trikem S.A. 144A bonds 10 5/8s, 2007
                           (Brazil)                                                      1,134,000
 ....................................................................................................
               1,670,000   UCAR Global Enterprises sr. sub. notes
                           Ser. B, 12s, 2005                                             1,816,125
----------------------------------------------------------------------------------------------------
                                                                                        18,187,750
----------------------------------------------------------------------------------------------------
Coal (0.2%)
 ....................................................................................................
               1,850,000   Lodestar Holding, Inc. 144A sr. notes
                           11 1/2s, 2005                                                 1,840,750
----------------------------------------------------------------------------------------------------
Computer Services and Software (0.1%)
 ....................................................................................................
                 660,000   Concentric Network Corp. sr. notes
                           12 3/4s, 2007                                                   702,900
----------------------------------------------------------------------------------------------------
Conglomerates (0.2%)
 ....................................................................................................
                 365,000   Axia, Inc. sr. sub. notes Ser. B, 11s, 2001                     368,650
 ....................................................................................................
               1,915,000   Maxxam Group Holdings, Inc. sr. notes
                           Ser. B, 12s, 2003                                             2,135,225
----------------------------------------------------------------------------------------------------
                                                                                         2,503,875
----------------------------------------------------------------------------------------------------
Consumer Durable Goods (0.1%)
 ....................................................................................................
               1,400,000   Sealy Mattress Co. 144A sr. disc. notes
                           stepped-coupon zero %
                           (10 7/8s, 12/15/02), 2007 (STP)                                 924,000
----------------------------------------------------------------------------------------------------
Consumer Non Durables (--%)
 ....................................................................................................
                 330,000   Hedstrom Holdings, Inc. 144A sr. disc.
                           notes stepped-coupon zero %
                           (12s, 6/1/02), 2009 (STP)                                       207,900
----------------------------------------------------------------------------------------------------
Containers (0.1%)
 ....................................................................................................
               1,125,000   AEP Industries, Inc. sr. sub. notes
                           9 7/8s, 2007                                                  1,155,938
----------------------------------------------------------------------------------------------------
Cosmetics (0.7%)
 ....................................................................................................
                 840,000   Carson, Inc. 144A sr. sub. notes
                           10 3/8s, 2007                                                   837,900
 ....................................................................................................
               1,140,000   Chattem, Inc. 144A sr. sub. notes
                           8 7/8s, 2008                                                  1,125,750
 ....................................................................................................
               1,470,000   French Fragrances, Inc. sr. notes, Ser. B,
                           10 3/8s, 2007                                                 1,558,200
 ....................................................................................................
               4,175,000   Revlon Consumer Products sr. sub. notes
                           8 5/8s, 2008                                                  4,185,438
----------------------------------------------------------------------------------------------------
                                                                                         7,707,288
----------------------------------------------------------------------------------------------------
Electric Utilities (3.6%)
 ....................................................................................................
               9,700,000   AES China Generating Co. sr. notes
                           10 1/8s, 2006 (China)                                         9,069,500
 ....................................................................................................
               1,350,000   Calpine Corp. sr. notes 10 1/2s, 2006                         1,491,750
 ....................................................................................................
               1,520,000   Calpine Corp. sr. notes 9 1/4s, 2004                          1,565,600
 ....................................................................................................
                 967,000   First PV Funding deb. 10.15s, 2016                            1,030,039
 ....................................................................................................
                  18,000   First PV Funding Corp. deb. Ser. 86A,
                           10.3s, 2014                                                      19,180
 ....................................................................................................
               4,535,879   Midland Cogeneration Ventures LP deb.
                           10.33s, 2002                                                  4,904,601
 ....................................................................................................
               7,775,000   Midland Funding Corp. deb. Ser. A,
                           11 3/4s, 2005                                                 9,352,859
 ....................................................................................................
               2,480,000   Midland Funding II Corp. deb. Ser. B,
                           13 1/4s, 2006                                                 3,207,706
 ....................................................................................................
               3,660,000   Niagara Mohawk Power Corp. sr. disc.
                           notes stepped-coupon Ser. H, zero %
                           (8.5s, 7/1/03), 2010 (STP)                                    2,507,100
 ....................................................................................................
               1,135,000   Niagara Mohawk Power Corp. sr. notes
                           Ser. G, 7 3/4s, 2008                                          1,162,819
 ....................................................................................................
                 436,000   North Atlantic Energy Corp. 1st mtge.
                           Ser. A, 9.05s, 2002                                             448,160
 ....................................................................................................
               1,743,012   Northeast Utilities System notes Ser. A,
                           8.58s, 2006                                                   1,794,274
 ....................................................................................................
               5,700,000   Panda Global Energy Co. company
                           guaranty 12 1/2s, 2004                                        5,187,000
----------------------------------------------------------------------------------------------------
                                                                                        41,740,588
----------------------------------------------------------------------------------------------------
Electronics and Electrical Equipment (1.8%)
 ....................................................................................................
               1,000,000   Celestica International Ltd. 144A sr. sub.
                           notes 10 1/2s, 2006 (Canada)                                  1,102,500
 ....................................................................................................
                 752,625   Cirent Semiconductor sr. sub. notes
                           10.22s, 2002                                                    780,849
 ....................................................................................................
                 870,857   Cirent Semiconductor 144A sr. sub. notes
                           10.14s, 2004                                                    905,691
 ....................................................................................................
                 915,000   Details Inc. sr. discount notes
                           stepped-coupon Ser. B, zero %
                           (12 1/2s, 11/15/02), 2007 (STP)                                 562,725
 ....................................................................................................
               1,340,000   DII Group, Inc. (The) sr. sub. notes
                           8 1/2s, 2007                                                  1,313,200
 ....................................................................................................
                 785,000   HCC Industries, Inc. company guaranty
                           10 3/4s, 2007                                                   832,100
 ....................................................................................................
                 770,000   Moog, Inc. sr. sub. notes Ser. B, 10s, 2006                     823,900
 ....................................................................................................
               3,225,000   Motors and Gears Inc. sr. notes Ser. D,
                           10 3/4s, 2006                                                 3,450,750
 ....................................................................................................
               1,060,000   Samsung Electronics 144A company
                           guaranty 9 3/4s, 2003                                           975,200
 ....................................................................................................
               1,260,000   Telecom Tech, Inc. 144A sr. sub. notes
                           9 3/4s, 2008                                                  1,282,050
 ....................................................................................................
               2,690,000   Viasystems, Inc. 144A sr. notes 9 3/4s, 2007                  2,636,200
 ....................................................................................................
               1,650,000   Viasystems, Inc. sr. sub notes 9 3/4s, 2007                   1,716,000
 ....................................................................................................
               2,315,000   Wavetek Corp. company guaranty
                           10 1/8s, 2007                                                 2,338,150
 ....................................................................................................
               3,200,000   Zilog Inc. 144A sr. notes 9 1/2s, 2005                        2,272,000
----------------------------------------------------------------------------------------------------
                                                                                        20,991,315
----------------------------------------------------------------------------------------------------
Energy-Related (0.1%)
 ....................................................................................................
               1,270,000   RAM Energy Inc. sr. notes 11 1/2s, 2008                       1,289,050
----------------------------------------------------------------------------------------------------
Entertainment (0.6%)
 ....................................................................................................
               2,150,000   Premier Parks, Inc.144A sr. disc. notes
                           stepped-coupon zero %,
                           (10s, 4/1/03), 2008 (STP)                                     1,424,375
 ....................................................................................................
               2,450,000   Six Flags Corp. sr. notes 8 7/8s, 2006                        2,474,500
 ....................................................................................................
               1,500,000   Six Flags Corp. sr. sub. notes
                           stepped-coupon Ser. A, zero %
                           (12 1/4s, 6/15/00), 2005 (STP)                                1,706,250
 ....................................................................................................
               1,750,000   United Artists Theatre 144A sr. sub. notes
                           9 3/4s, 2008                                                  1,745,625
----------------------------------------------------------------------------------------------------
                                                                                         7,350,750
----------------------------------------------------------------------------------------------------
Environmental Control (0.5%)
 ....................................................................................................
               2,295,000   Allied Waste Industries, Inc. company
                           guaranty 10 1/4s, 2006                                        2,518,763
 ....................................................................................................
               4,385,000   Allied Waste Industries, Inc. sr. disc.
                           notes stepped-coupon zero %
                           (11.3s, 6/1/02), 2007 (STP)                                   3,222,975
----------------------------------------------------------------------------------------------------
                                                                                         5,741,738
----------------------------------------------------------------------------------------------------
Financial Services (2.5%)
 ....................................................................................................
               4,000,000   Aames Financial Corp. sr. notes 9 1/8s, 2003                  4,000,000
 ....................................................................................................
               1,550,000   Advanta Corp. company guaranty Ser. B,
                           8.99s, 2026                                                   1,244,170
 ....................................................................................................
               1,250,000   Advanta Corp. med. term notes Ser. B,
                           7s, 2001                                                      1,172,000
 ....................................................................................................
               1,500,000   Advanta Corp. med. term notes Ser. C,
                           7.02s, 1999                                                   1,477,245
 ....................................................................................................
               1,165,000   Colonial Capital II 144A company guaranty
                           8.92s, 2027                                                   1,291,876
 ....................................................................................................
               3,730,000   Delta Financial Corp. sr. notes 9 1/2s, 2004                  3,692,700
 ....................................................................................................
               1,010,000   Dine S.A. de C.V. 144A company guaranty
                           8 3/4s, 2007 (Mexico)                                           929,200
 ....................................................................................................
               2,230,000   Imperial Credit Capital Trust I 144A
                           company guaranty 10 1/4s, 2002                                2,252,300
 ....................................................................................................
               1,655,000   Imperial Credit Industries, Inc. sr. notes
                           9 7/8s, 2007                                                  1,646,725
 ....................................................................................................
               1,275,000   Investors Capital Trust I company guaranty
                           Ser. B, 9.77s, 2027                                           1,453,500
 ....................................................................................................
                 830,000   Nationwide Credit Inc. 144A sr. notes
                           10 1/4s, 2008                                                   834,150
 ....................................................................................................
               2,090,000   Resource America Inc. 144A sr. notes
                           12s, 2004                                                     2,236,300
 ....................................................................................................
               2,000,000   Reliance Group Holdings, Inc. sr. notes
                           9s, 2000                                                      2,088,500
 ....................................................................................................
               2,250,000   SRI Receivables Purchase 144A notes
                           12 1/2s, 2000                                                 2,373,750
 ....................................................................................................
               1,350,000   Superior FInancial 144A sr. notes
                           8.65s, 2003                                                   1,380,375
----------------------------------------------------------------------------------------------------
                                                                                        28,072,791
----------------------------------------------------------------------------------------------------
Food and Beverages (2.1%)
 ....................................................................................................
               2,165,000   Ameriserve Food Co. company guaranty
                           10 1/8s, 2007                                                 2,240,775
 ....................................................................................................
               1,950,000   Ameriserve Food Co. company guaranty
                           8 7/8s, 2006                                                  1,959,750
 ....................................................................................................
               3,725,000   Aurora Foods, Inc. 144A ser. sub. notes
                           Ser. D, 9 7/8s, 2007                                          3,948,500
 ....................................................................................................
               1,250,000   Aurora Foods, Inc. 144A sr. sub. notes
                           8 3/8s, 2006                                                  1,250,000
 ....................................................................................................
               1,320,000   Canandaigua Wine Co. sr. sub. notes
                           Ser. C, 8 3/4s, 2003                                          1,356,300
 ....................................................................................................
               2,350,000   Eagle Family Foods 144A sr. sub. notes
                           8 3/4s, 2008                                                  2,303,000
 ....................................................................................................
               2,560,000   Fleming Companies, Inc. company guaranty
                           Ser. B, 10 5/8s, 2007                                         2,700,800
 ....................................................................................................
               1,258,547   Imperial Holly Term Loan A 7.656s, 2003                       1,252,254
 ....................................................................................................
               1,217,659   Imperial Holly Term Loan B 7.906s, 2005                       1,214,615
 ....................................................................................................
               1,200,000   Nebco Evans Holding Co. sr. disc.
                           notes stepped-coupon zero %
                           (12 3/8s, 7/15/02), 2007 (STP)                                  816,000
 ....................................................................................................
               1,600,000   RAB Enterprises, Inc. 144A sr. notes
                           10 1/2s, 2005                                                 1,608,000
 ....................................................................................................
               1,940,000   RAB Food Holdings, Inc. 144A sr. notes
                           13s, 2008                                                     1,949,700
 ....................................................................................................
               1,230,000   Windy Hill Pet Food Co. sr. sub. notes
                           9 3/4s, 2007                                                  1,285,350
----------------------------------------------------------------------------------------------------
                                                                                        23,885,044
----------------------------------------------------------------------------------------------------
Gaming (3.8%)
 ....................................................................................................
               1,220,000   Argosy Gaming Co. company guaranty
                           13 1/4s, 2004                                                 1,369,450
 ....................................................................................................
               2,650,000   Autotote Corp. company guaranty Ser. B,
                           10 7/8s, 2004                                                 2,862,000
 ....................................................................................................
               4,095,000   Coast Hotels & Casinos, Inc. company
                           guaranty Ser. B, 13s, 2002                                    4,739,962
 ....................................................................................................
               5,061,328   Colorado Gaming & Entertainment Co.
                           sr. notes 12s, 2003                                           5,491,541
 ....................................................................................................
               3,700,000   Fitzgeralds Gaming Corp. 144A company
                           guaranty 12 1/4s, 2004                                        3,589,000
 ....................................................................................................
               4,570,000   Hollywood Casino Corp. sr. notes
                           12 3/4s, 2003                                                 5,004,150
 ....................................................................................................
               2,500,000   Isle of Capri Black Hawk LLC 144A
                           1st mortgage Ser. B, 13s, 2004                                2,637,500
 ....................................................................................................
               5,060,000   Lady Luck Gaming Corp. 1st mtge.
                           11 7/8s, 2001                                                 5,249,750
 ....................................................................................................
               3,451,000   Louisiana Casino Cruises Corp. 1st mtge.
                           11 1/2s, 1998                                                 3,485,510
 ....................................................................................................
               1,410,000   Penn National Gaming, Inc. 144A sr. notes
                           10 5/8s, 2004                                                 1,480,500
 ....................................................................................................
               4,230,000   Trump Castle Funding 144A sub. notes
                           10 1/4s, 2003                                                 4,272,300
 ....................................................................................................
               1,815,000   Trump Holdings & Funding Corp. sr. notes
                           15 1/2s, 2005                                                 2,041,875
 ....................................................................................................
               2,275,000   PRT Funding Corp. sr. notes 11 5/8s, 2004 (NON)               1,638,000
----------------------------------------------------------------------------------------------------
                                                                                        43,861,538
----------------------------------------------------------------------------------------------------
Health Care (3.3%)
 ....................................................................................................
               5,070,000   Extendicare Health Services Inc. company
                           guaranty 9.35s, 2007                                          5,120,700
 ....................................................................................................
               2,830,000   Fresenius Medical Capital Trust II company
                           guaranty 7 7/8s, 2008                                         2,780,475
 ....................................................................................................
               1,870,000   Global Health Sciences 144A sr. notes
                           11s, 2008                                                     1,846,625
 ....................................................................................................
               2,160,000   Integrated Health Services, Inc. sr. sub.
                           notes Ser. A, 9 1/4s, 2008                                    2,243,700
 ....................................................................................................
               2,370,000   Magellan Health Services, Inc. 144A
                           sr. sub. notes 9s, 2008                                       2,352,225
 ....................................................................................................
               2,530,000   MedPartners, Inc. sr. notes 7 3/8s, 2006                      2,267,639
 ....................................................................................................
               3,780,000   Multicare Cos., Inc. sr. sub. notes 9s, 2007                  3,742,200
 ....................................................................................................
               2,815,000   NBTY Inc. 144A sr. sub. notes 8 5/8s, 2007                    2,857,225
 ....................................................................................................
               4,580,000   Paracelsus Healthcare sr. sub. notes
                           10s, 2006                                                     4,534,200
 ....................................................................................................
               1,130,000   Paragon Corp. Holdings Inc. 144A sr. notes
                           9 5/8s, 2008                                                  1,017,000
 ....................................................................................................
               5,720,000   Paragon Health Networks, Inc. sr. sub
                           notes stepped-coupon Ser. B, zero %
                           (10.5s, 11/1/02), 2007 (STP)                                  3,775,200
 ....................................................................................................
               4,950,000   Sun Healthcare Group Inc. 144A sr. sub.
                           notes 9 1/2s, 2007                                            5,011,875
----------------------------------------------------------------------------------------------------
                                                                                        37,549,064
----------------------------------------------------------------------------------------------------
Lodging (0.1%)
 ....................................................................................................
               1,560,000   Epic Resorts LLP 144A sr. notes 13s, 2005                     1,560,000
----------------------------------------------------------------------------------------------------
Medical Supplies and Devices (1.5%)
 ....................................................................................................
               2,885,000   ALARIS Medical Systems, Inc. company
                           guaranty 9 3/4s, 2006                                         2,978,763
 ....................................................................................................
               2,650,000   Dade International, Inc. sr. sub. notes
                           Ser. B, 11 1/8s, 2006                                         2,994,500
 ....................................................................................................
               2,748,000   Graphic Controls Corp. sr. sub. notes
                           Ser. A, 12s, 2005                                             3,050,280
 ....................................................................................................
                 425,000   Imagyn Medical Technologies company
                           guaranty 12 1/2s, 2004                                          148,750
 ....................................................................................................
               1,275,000   Kinetic Concepts, Inc. company guaranty
                           Ser. B, 9 5/8s, 2007                                          1,290,938
 ....................................................................................................
               2,790,000   Mediq, Inc. 144A sr. sub. notes 11s, 2008                     2,859,750
 ....................................................................................................
               3,636,000   Wright Medical Technology, Inc. 144A
                           notes Ser. C, 11 3/4s, 2000                                   3,599,640
----------------------------------------------------------------------------------------------------
                                                                                        16,922,621
----------------------------------------------------------------------------------------------------
Metals and Mining (0.5%)
 ....................................................................................................
               3,020,000   Anker Coal Group, Inc. sr. notes Ser. B,
                           9 3/4s, 2007                                                  2,718,000
 ....................................................................................................
               1,270,000   Continental Global Group sr. notes Ser. B,
                           11s, 2007                                                     1,320,800
 ....................................................................................................
               1,560,000   WHX Corp. sr. notes 10 1/2s, 2005                             1,563,900
----------------------------------------------------------------------------------------------------
                                                                                         5,602,700
----------------------------------------------------------------------------------------------------
Motion Picture Exibition (0.4%)
 ....................................................................................................
               2,125,000   AMC Entertainment, Inc. sr. sub. notes
                           9 1/2s, 2009                                                  2,146,250
 ....................................................................................................
               1,305,000   Cinemark USA, Inc. sr. sub. notes
                           9 5/8s, 2008                                                  1,344,150
 ....................................................................................................
                 630,000   Tri State Media, Inc. 144A sr. sub. notes
                           11s, 2008                                                       640,238
----------------------------------------------------------------------------------------------------
                                                                                         4,130,638
----------------------------------------------------------------------------------------------------
Office Equipment (0.3%)
 ....................................................................................................
               1,098,000   United Stationer Supply, Inc. sr. sub. notes
                           12 3/4s, 2005                                                 1,251,720
 ....................................................................................................
               2,640,000   U.S. Office Products Co. 144A sr. sub
                           notes 9 3/4s, 2008                                            2,659,800
----------------------------------------------------------------------------------------------------
                                                                                         3,911,520
----------------------------------------------------------------------------------------------------
Oil and Gas (4.4%)
 ....................................................................................................
               5,670,000   Abraxas Petrolem Corp. 144A
                           11 1/2s, 2004                                                 5,868,450
 ....................................................................................................
               3,210,000   Chesapeake Energy Corp. 144A sr. notes
                           9 5/8s, 2005                                                  3,218,025
 ....................................................................................................
               1,310,000   Coho Energy, Inc. sr. sub. notes 8 7/8s, 2007                 1,234,675
 ....................................................................................................
               2,595,000   Costilla Energy, Inc. sr. notes 10 1/4s, 2006                 2,633,925
 ....................................................................................................
               1,620,000   Dailey Petroleum Services Corp. company
                           guaranty 9 1/2s, 2008                                         1,583,550
 ....................................................................................................
               1,250,000   Gothic Production 144A sr. notes
                           11 1/8s, 2005                                                 1,200,000
 ....................................................................................................
               1,430,000   Michael Ptroleum Corp. 144A sr. notes
                           11 1/2s, 2005                                                 1,430,000
 ....................................................................................................
               1,770,000   Northern Offshore 144A company
                           guaranty 10s, 2007                                            1,734,600
 ....................................................................................................
               1,880,000   Panaco, Inc. company guaranty Ser. B,
                           10 5/8s, 2004                                                 1,870,600
 ....................................................................................................
                 810,000   Seven Seas Petroleum 144A sub. notes
                           12 1/2s, 2005                                                   810,000
 ....................................................................................................
                 850,000   Southwest Royalties, Inc. company
                           guaranty 10 1/2s, 2004                                          714,000
 ....................................................................................................
              27,430,000   Transamerican Energy sr. disc. notes
                           stepped-coupon Ser. B, zero %
                           (13s, 6/15/99), 2002 (STP)                                   22,492,600
 ....................................................................................................
               2,310,000   Transamerican Energy sr. notes Ser. B,
                           11 1/2s, 2002                                                 2,125,200
 ....................................................................................................
               3,494,000   TransTexas Gas Corp. sr. sub. notes
                           Ser. D, 13 3/4s, 2001                                         3,843,400
----------------------------------------------------------------------------------------------------
                                                                                        50,759,025
----------------------------------------------------------------------------------------------------
Packaging and Containers (1.0%)
 ....................................................................................................
               1,165,000   Radnor Holdings Corp. company guaranty
                           10s, 2003                                                     1,211,600
 ....................................................................................................
                 590,000   Radnor Holdings Inc. sr. notes 10s, 2003                        613,600
 ....................................................................................................
               3,300,000   Riverwood International company guaranty
                           10 7/8s, 2008                                                 3,361,875
 ....................................................................................................
               3,360,000   Riverwood International company guaranty
                           10 1/4s, 2006                                                 3,427,200
 ....................................................................................................
               3,230,000   Vicap SA. 144A company guaranty
                           11 3/8s, 2007 (Mexico)                                        3,310,750
----------------------------------------------------------------------------------------------------
                                                                                        11,925,025
----------------------------------------------------------------------------------------------------
Paging (0.5%)
 ....................................................................................................
               2,000,000   Metrocall, Inc. sr. sub. notes 9 3/4s, 2007                   2,040,000
 ....................................................................................................
               2,050,000   Mobile Telecommunications Tech. sr. notes
                           13 1/2s, 2002                                                 2,347,250
 ....................................................................................................
               1,300,000   Paging Network Do Brasil sr. notes
                           13 1/2s, 2005 (Brazil)                                        1,144,000
----------------------------------------------------------------------------------------------------
                                                                                         5,531,250
----------------------------------------------------------------------------------------------------
Paper and Forest Products (2.2%)
 ....................................................................................................
               2,290,000   Alabama River Newsprint Bank Loan
                           7 1/2s, 2002                                                  2,106,800
 ....................................................................................................
               2,350,000   APP Finance II Mauritius Ltd. bonds
                           stepped-coupon 12s, (16s, 2/15/04),
                           2049 (Indonesia) (STP)                                        1,645,000
 ....................................................................................................
                 190,000   APP International Finance Co. notes
                           11 3/4s, 2005 (Netherlands)                                     169,100
 ....................................................................................................
               1,075,000   Florida Coast Paper LLC 1st mtge.
                           Ser. B, 12 3/4s, 2003                                         1,204,000
 ....................................................................................................
               6,980,000   Indah Kiat Financial Mauritius Ltd.
                           company guaranty 10s, 2007 (Indonesia)                        4,955,800
 ....................................................................................................
               5,250,000   Pindo Deli Finance Mauritius Ltd. company
                           guaranty 10 3/4s, 2007 (Indonesia)                            3,675,000
 ....................................................................................................
               5,180,000   PT Pabrik Kertas Tjiwi Kimia company
                           guaranty 10s, 2004 (Indonesia)                                3,626,000
 ....................................................................................................
               5,315,000   Repap New Brunswick sr. notes 10 5/8s,
                           2005 (Canada)                                                 5,368,150
 ....................................................................................................
                 995,000   Repap New Brunswick 144A sr. notes
                           9s, 2004 (Canada)                                               999,975
 ....................................................................................................
               1,275,000   Stone Container Corp. sr. notes
                           12.58s, 2016                                                  1,437,562
----------------------------------------------------------------------------------------------------
                                                                                        25,187,387
----------------------------------------------------------------------------------------------------
Pharmaceuticals (0.5%)
 ....................................................................................................
               3,940,000   ICN Pharmaceuticals, Inc. 144A sr. notes
                           9 1/4s, 2005                                                  4,196,100
 ....................................................................................................
               1,680,000   PharMerica, Inc. 144A sr. sub. notes
                           8 3/8s, 2008                                                  1,684,200
----------------------------------------------------------------------------------------------------
                                                                                         5,880,300
----------------------------------------------------------------------------------------------------
Photography (--%)
 ....................................................................................................
                 650,000   Panavision Inc. 144A sr. disc. notes
                           stepped-coupon zero % (9 5/8s, 2/1/02),
                           2006 (STP)                                                      468,000
----------------------------------------------------------------------------------------------------
Publishing (1.1%)
 ....................................................................................................
               2,295,000   Affinity Group Holdings sr. notes 11s, 2007                   2,455,650
 ....................................................................................................
               4,750,000   American Media Operation, Inc. sr. sub.
                           notes 11 5/8s, 2004                                           5,130,000
 ....................................................................................................
               2,775,000   Perry-Judd 144A sr. sub. notes 10 5/8s, 2007                  2,899,875
 ....................................................................................................
               1,505,000   Von Hoffman Press Inc. 144A sr. sub. notes
                           10 3/8s, 2007                                                 1,587,775
----------------------------------------------------------------------------------------------------
                                                                                        12,073,300
----------------------------------------------------------------------------------------------------
Railroads (0.3%)
 ....................................................................................................
               2,105,000   TFM S.A. de C.V. company guaranty
                           10 1/4s, 2007 (Mexico)                                        2,131,312
 ....................................................................................................
               2,545,000   TFM S.A. de C.V. company guaranty
                           stepped-coupon zero %, (11 3/4s,
                           6/15/02), 2009 (Mexico) (STP)                                 1,698,788
----------------------------------------------------------------------------------------------------
                                                                                         3,830,100
----------------------------------------------------------------------------------------------------
Real Estate (0.2%)
 ....................................................................................................
                 380,000   Bluegreen Corp. 144A sr. notes
                           10 1/2s, 2008                                                   374,300
 ....................................................................................................
               2,000,000   Patriot American Hospital Term Loan
                           8 18s, 2003                                                   2,000,000
----------------------------------------------------------------------------------------------------
                                                                                         2,374,300
----------------------------------------------------------------------------------------------------
Restaurants (0.1%)
 ....................................................................................................
               1,000,000   FRD Acquisition Co. sr. notes Ser. B,
                           12 1/2s, 2004                                                 1,095,000
----------------------------------------------------------------------------------------------------
Retail (1.1%)
 ....................................................................................................
               4,260,000   Amazon.com Inc. 144A sr. disc. notes
                           stepped-coupon zero % (10s, 5/1/03),
                           2008 (STP)                                                    2,619,900
 ....................................................................................................
                 930,000   Color Spot Nurseries sr. sub. notes
                           10 1/2s, 2007                                                   874,200
 ....................................................................................................
                 880,000   Home Interiors & Gifts, Inc. 144A sr. sub.
                           notes 10 1/8s, 2008                                             899,800
 ....................................................................................................
               4,000,000   K mart Corp. pass-thru certificates
                           Ser. 95K4, 9.35s, 2020                                        4,355,600
 ....................................................................................................
               2,035,000   Mothers Work, Inc. sr. notes 12 5/8s, 2005                    2,223,238
 ....................................................................................................
               1,750,000   William Carter Co. sr. sub. notes Ser. A,
                           10 3/8s, 2006                                                 1,855,000
----------------------------------------------------------------------------------------------------
                                                                                        12,827,738
----------------------------------------------------------------------------------------------------
Satellite Services (1.2%)
 ....................................................................................................
               4,350,000   Echostar Satellite Broadcast Corp. sr. disc.
                           notes stepped-coupon zero %
                           (13 1/8s, 3/15/00), 2004 (STP)                                3,996,562
 ....................................................................................................
               3,975,000   Iridium LLC/Capital Corp. company
                           guaranty Ser. B, 14s, 2005                                    4,412,250
 ....................................................................................................
               2,300,000   Primestar Bank Loan 10.4023s, 2008                            2,277,000
 ....................................................................................................
               1,240,000   TCI Satellite Entertainment, Inc. sr. sub.
                           notes 10 7/8s, 2007                                           1,240,000
 ....................................................................................................
               2,190,000   TCI Satellite Entertainment, Inc. sr. disc.
                           notes stepped-coupon zero %
                           (12 1/4s, 2/102), 2007 (STP)                                  1,478,250
----------------------------------------------------------------------------------------------------
                                                                                        13,404,062
----------------------------------------------------------------------------------------------------
Semiconductors (0.6%)
 ....................................................................................................
               3,040,000   Fairchild Semiconductor Corp. sr. sub.
                           notes 10 1/8s, 2007                                           3,131,200
 ....................................................................................................
               3,305,000   Fairchild Semiconductor Corp. 144A
                           sr. sub. notes 11.74s, 2008                                   3,784,225
----------------------------------------------------------------------------------------------------
                                                                                         6,915,425
----------------------------------------------------------------------------------------------------
Steel (0.3%)
 ....................................................................................................
                 510,000   Acindar Industria Argentina de Aceros
                           S.A. bonds 11 1/4s, 2004 (Argentina)                            511,275
 ....................................................................................................
               2,750,000   Hylsa S.A. de C.V. 144A bonds 9 1/4s,
                           2007 (Mexico)                                                 2,557,500
----------------------------------------------------------------------------------------------------
                                                                                         3,068,775
----------------------------------------------------------------------------------------------------
Telecommunications (8.2%)
 ....................................................................................................
               3,200,000   Barak I.T.C. sr. disc. notes stepped-coupon
                           Ser. B, zero % (12 1/2s, 11/15/02), 2007 (STP)                1,920,000
 ....................................................................................................
                 675,000   Consorcio Ecuatoiano notes 14s,
                           2002 (Ecuador)                                                  641,250
 ....................................................................................................
               4,700,000   Econophone Inc. company guaranty
                           13 1/2s, 2007                                                 5,405,000
 ....................................................................................................
                 490,000   Econophone, Inc. 144A notes
                           stepped-coupon zero % (11s, 2/15/03),
                           2008 (STP)                                                      284,200
 ....................................................................................................
               1,345,000   Esat Holdings Ltd. 144A sr. notes
                           stepped-coupon zero % (12 1/2s,
                           2/01/02), 2007 (Ireland) (STP)                                  988,575
 ....................................................................................................
               1,190,000   Esprit Teleom Group PLC sr. notes
                           11 1/2s, 2007 (United Kingdom)                                1,261,400
 ....................................................................................................
               1,370,000   Facilicom International 144A sr. notes
                           10 1/2s, 2008                                                 1,342,600
 ....................................................................................................
               4,875,000   Flag Ltd. 144A sr. notes 8 1/4s,
                           2008 (Bermuda)                                                4,911,563
 ....................................................................................................
               4,040,000   Focal Communications Corp. 144A
                           sr. disc. notes stepped-coupon zero %
                           (12 1/8s, 2/15/03), 2008 (STP)                                2,424,000
 ....................................................................................................
               9,720,000   Global Crossing Holdings 144A sr. notes
                           9 5/8s, 2008                                                 10,133,100
 ....................................................................................................
               2,355,000   GST Equipment Funding sr. notes
                           13 1/4s, 2007                                                 2,690,588
 ....................................................................................................
               5,996,000   GST Telecommunications, Inc. company
                           guaranty stepped-coupon zero %
                           (13 7/8s, 15/15/00), 2005 (STP)                               4,856,760
 ....................................................................................................
               2,600,000   GST Telecommunications, Inc. 144A
                           sr. disc. notes stepped-coupon zero %
                           (10 1/2s, 5/1/03), 2008 (STP)                                 1,560,000
 ....................................................................................................
               1,340,000   Hermes Europe Railtel sr. notes
                           11 1/2s, 2007                                                 1,514,200
 ....................................................................................................
               2,895,000   Hyperion Telecommunications , Inc.
                           sr. notes Ser. B, 12 1/4s, 2004                               3,126,600
 ....................................................................................................
               2,925,000   ICG Holdings, Inc. sr. disc. notes
                           stepped-coupon zero %
                           (13 1/2s, 9/15/00), 2005 (STP)                                2,500,875
 ....................................................................................................
               5,000,000   Intermedia Communications, Inc. sr. disc.
                           notes stepped-coupon Ser. B, zero %
                           (11 1/4s, 7/15/02), 2007 (STP)                                3,650,000
 ....................................................................................................
               3,960,000   Intermedia Communications, Inc. 144A
                           sr. notes 8.6s, 2008                                          3,989,700
 ....................................................................................................
               1,630,000   Ionica Group PLC sr. notes 13 1/2s, 2006
                           (United Kingdom)                                              1,043,200
 ....................................................................................................
               4,460,000   IPC Information Systems sr. disc. notes
                           stepped-coupon zero %
                           (10 7/8s, 11/1/01), 2008 (STP)                                3,255,800
 ....................................................................................................
               2,590,000   IXC Communications, Inc. 144A sr. sub.
                           notes 9s, 2008                                                2,602,950
 ....................................................................................................
                 765,000   MetroNet Communications 12s, 2007                               879,750
 ....................................................................................................
               1,030,000   MetroNet Communications Corp. sr. disc.
                           notes stepped-coupon zero %
                           (10 3/4s, 11/1/02), 2007 (Canada) (STP)                         684,950
 ....................................................................................................
               1,350,000   Microcell Telecommunications sr. disc.
                           notes stepped-coupon Ser. B, zero %
                           (14s, 12/1/01), 2006 (Canada) (STP)                           1,009,125
 ....................................................................................................
                 430,000   Netia Holdings B.V. 144A company
                           guaranty stepped-coupon zero %
                           (11 1/4s, 11/1/02), 2007 (Poland) (STP)                         291,325
 ....................................................................................................
                 755,000   Netia Holdings B.V. 144A company
                           guaranty 10 1/4s, 2007 (Poland)                                 722,912
 ....................................................................................................
               1,610,000   Primus Telecom Group 144A sr. notes
                           9 7/8s, 2008                                                  1,577,800
 ....................................................................................................
               2,440,000   Qwest Communications International Inc.
                           sr. disc. notes stepped-coupon zero %
                           (9.47s, 10/15/02), 2007 (STP)                                 1,830,000
 ....................................................................................................
               1,000,000   Telesystem International Wireless Inc.
                           sr. disc. notes stepped-coupon Ser. C,
                           zero %, (10 1/2s, 11/1/02), 2007 (STP)                          592,500
 ....................................................................................................
               8,870,000   Teligent, Inc. 144A sr. disc. notes
                           stepped-coupon zero %
                           (11 1/2s, 3/1/03), 2008 (STP)                                 4,900,675
 ....................................................................................................
               2,750,000   Teligent, Inc. sr. notes 11 1/2s, 2007                        2,784,375
 ....................................................................................................
               1,972,000   USN Communications, Inc. sr. disc. notes
                           stepped-coupon Ser. B, zero %
                           (14 5/8s, 8/15/00), 2004 (STP)                                1,459,280
 ....................................................................................................
                 990,000   Vialog Corp. company guaranty
                           12 3/4s, 2001                                                 1,019,700
 ....................................................................................................
               5,370,000   Winstar Communications, Inc. sr. sub.
                           notes 15s, 2007                                               7,061,550
 ....................................................................................................
               7,800,000   Winstar Communications. Inc. 144A
                           sr. sub. notes 11s, 2008                                      7,741,500
 ....................................................................................................
               1,295,000   Winstar Equipment Corp. company
                           guaranty 12 1/2s, 2004                                        1,476,300
----------------------------------------------------------------------------------------------------
                                                                                        94,134,103
----------------------------------------------------------------------------------------------------
Telephone Services (4.8%)
 ....................................................................................................
               4,160,000   Allegiance Telecom, Inc. sr. disc. notes
                           stepped-coupon Ser. B, zero %
                           (11 3/4s, 2/15/03), 2008 (STP)                                2,215,200
 ....................................................................................................
               3,360,000   BTI Telecom Corp. sr. notes 10 1/2s, 2007                     3,376,800
 ....................................................................................................
               8,805,000   Colt Telecommunications Group PLC
                           sr. disc. notes stepped-coupon zero %,
                           (12s, 12/15/01), 2006 (United Kingdom) (STP)                  6,955,950
 ....................................................................................................
               3,360,000   Dobson Wireline Co. 144A sr. notes
                           12 1/4s, 2008                                                 3,393,600
 ....................................................................................................
               3,165,000   E. Spire Communications, Inc. sr. disc.
                           notes stepped-coupon zero %
                           (12 3/4s, 4/1/01), 2006 (STP)                                 2,484,525
 ....................................................................................................
               1,305,000   E. Spire Communications, Inc. sr. notes
                           13 3/4s, 2007                                                 1,487,700
 ....................................................................................................
               3,750,000   Intermedia Communications, Inc. sr. notes
                           Ser. B, 8 1/2s, 2008                                          3,759,375
 ....................................................................................................
               4,000,000   Ionica Group PLC sr. disc. notes
                           stepped-coupon zero % (15s, 5/1/02),
                           2007 (United Kingdom) (STP)                                     840,000
 ....................................................................................................
               9,050,000   ICG Services Inc. 144A sr. disc. notes
                           stepped-coupon zero % (10s, 2/15/03),
                           2008 (STP)                                                    5,384,750
 ....................................................................................................
               5,690,000   ICG Services, Inc. 144A sr. discount notes
                           stepped-coupon zero % (9 7/8s, 5/1/03),
                           2008 (STP)                                                    3,520,688
 ....................................................................................................
               3,609,000   ITC Deltacom, Inc. sr. notes 11s, 2007                        4,042,080
 ....................................................................................................
                 550,000   Level 3 Communication, Inc. 144A
                           sr. notes 9 1/8s, 2008                                          534,875
 ....................................................................................................
               3,770,000   MetroNet Communications Corp. 144A
                           sr. disc. notes stepped-coupon zero %
                           (9.95s, 6/15/03), 2008 (STP)                                  2,332,688
 ....................................................................................................
                 500,000   MGC communications, Inc. sr. notes
                           Ser. B, 13s, 2004                                               505,000
 ....................................................................................................
                 830,000   MJD Communications Inc. 144A FRN
                           10s, 2008                                                       838,300
 ....................................................................................................
                 770,000   MJD Communications Inc. 144A sr. sub.
                           notes 9 1/2s, 2008                                              787,325
 ....................................................................................................
                 640,000   NEXTLINK Communications, Inc. 144A
                           sr. disc. notes stepped-coupon zero %,
                           (9.45s, 4/15/03), 2008 (STP)                                    393,600
 ....................................................................................................
               1,310,000   RSL Communications, Ltd. company
                           guaranty 12 1/4s, 2006                                        1,275,612
 ....................................................................................................
               5,075,000   RSL Communications, Ltd. company
                           guaranty 12 1/4s, 2006                                        5,734,750
 ....................................................................................................
               1,970,000   RSL Communications, Ltd. 144A sr. disc.
                           notes stepped-coupon zero %
                           (10 1/8s, 3/1/03) 2008                                        1,162,300
 ....................................................................................................
               1,865,000   Transtel S.A. 144A pass through certificates
                           12 1/2s, 2007 (Colombia)                                      1,697,150
 ....................................................................................................
               1,550,000   WorldCom, Inc. bonds 7 3/4s, 2027                             1,730,389
----------------------------------------------------------------------------------------------------
                                                                                        54,452,657
----------------------------------------------------------------------------------------------------
Textiles (0.5%)
 ....................................................................................................
               1,630,000   Polymer Group, Inc. company guaranty
                           Ser. B, 9s, 2007                                              1,646,300
 ....................................................................................................
               1,190,000   Polymer Group, Inc. 144A sr. sub.notes
                           8 3/4s, 2008                                                  1,187,025
 ....................................................................................................
               1,510,000   Polysindo Inernational Eka company
                           guaranty 13s, 2001 (Indonesia)                                  573,800
 ....................................................................................................
               3,000,000   Polysindo International Finance company
                           guaranty 11 3/8s, 2006 (Indonesia)                            1,020,000
 ....................................................................................................
               2,000,000   PT Polysindo Eka Perkasa notes
                           12.031s, 1998 (Indonesia)                                     1,000,000
----------------------------------------------------------------------------------------------------
                                                                                         5,427,125
----------------------------------------------------------------------------------------------------
Transportation (0.8%)
 ....................................................................................................
               4,100,000   GS Superhighway Holdings sr. notes
                           9 7/8s, 2004                                                  3,485,000
 ....................................................................................................
               5,380,000   Kitty Hawk, Inc. company guaranty
                           9.95s, 2004                                                   5,662,450
----------------------------------------------------------------------------------------------------
                                                                                         9,147,450
----------------------------------------------------------------------------------------------------
Trucking (0.2%)
 ....................................................................................................
               1,590,000   Johnstown America Industries, Inc.
                           company guaranty Ser. C, 11 3/4s, 2005                        1,760,925
 ....................................................................................................
                 750,000   Johnstown America Industries, Inc. sr. sub.
                           notes 11 3/4s, 2005                                             830,625
----------------------------------------------------------------------------------------------------
                                                                                         2,591,550
----------------------------------------------------------------------------------------------------
Utilities (0.4%)
 ....................................................................................................
               1,800,000   CMS Energy Corp. pass through
                           certificates 7s, 2005                                         1,757,268
 ....................................................................................................
               3,450,000   Cathay International Ltd. 144A sr. notes
                           13s, 2008                                                     3,053,250
 ....................................................................................................
                 270,000   Telefonica de Argentina S.A. ADR
                           9 1/8s, 2008                                                    258,525
----------------------------------------------------------------------------------------------------
                                                                                         5,069,043
----------------------------------------------------------------------------------------------------
                           Total Corporate Bonds and Notes
                           (cost $875,803,014)                                        $898,618,621
----------------------------------------------------------------------------------------------------
PREFERRED STOCKS (8.8%) *
----------------------------------------------------------------------------------------------------
Number of Shares                                                                             Value
 ....................................................................................................
Apparel (--%)
 ....................................................................................................
                     468   Anvil Holdings Ser. B, $3.25 pfd. (PIK)                         $11,466
----------------------------------------------------------------------------------------------------
Banks (0.9%)
 ....................................................................................................
                 230,000   California Federal Bancorp Inc. Ser. A,
                           $2.281 pfd.                                                   6,238,750
 ....................................................................................................
                  56,820   Chevy Chase Capital Corp. Ser. A,
                           $5.188 pfd.                                                   3,153,510
 ....................................................................................................
                  20,000   Chevy Chase Savings Bank $3.25 pfd.                             620,000
----------------------------------------------------------------------------------------------------
                                                                                        10,012,260
----------------------------------------------------------------------------------------------------
Broadcasting (2.0%)
 ....................................................................................................
                  25,871   Capstar Broadcasting Inc. 144A
                           $12.00 pfd. (PIK)                                             2,936,359
 ....................................................................................................
                  20,298   Citadel Broadcasting Inc. 144A
                           $13.25 cum. pfd. (PIK)                                        2,395,164
 ....................................................................................................
                   3,285   Granite Broadcasting 144A $12.75 pfd. (PIK)                   3,843,450
 ....................................................................................................
                     369   Paxson Communications Corp. 144A
                           13.25% pfd. (PIK)                                             3,690,000
 ....................................................................................................
                  25,940   SFX Broadcasting, Inc. Ser. E, $12.625 pfd. (PI               3,086,860
 ....................................................................................................
                  12,500   Sinclair Capital $11.625 cum. pfd.                            1,365,625
 ....................................................................................................
                   5,178   Spanish Broadcasting Systems
                           $14.25 cum. pfd.                                              5,488,680
----------------------------------------------------------------------------------------------------
                                                                                        22,806,138
----------------------------------------------------------------------------------------------------
Building and Construction (0.1%)
 ....................................................................................................
                  21,620   Brand Scaffold Services, Inc. 144A
                           $3.625 cum. pfd.                                                789,130
----------------------------------------------------------------------------------------------------
Cable Television (0.6%)
 ....................................................................................................
                  57,994   CSC Holdings, Inc. Ser. M, $11.125 cum. (PIK)                 6,669,310
----------------------------------------------------------------------------------------------------
Cellular Communications (0.2%)
 ....................................................................................................
                   2,377   NEXTEL Communications, Inc. 144A
                           Ser. E, $11.125 pfd. (PIK)                                    2,460,195
----------------------------------------------------------------------------------------------------
Computer Services and Software (0.1%)
 ....................................................................................................
                   1,170   Concentric Network Corp. 144A
                           $13.50 pfd. (PIK)                                             1,164,150
----------------------------------------------------------------------------------------------------
Electric Utilities (0.1%)
 ....................................................................................................
                  23,997   Public Service Co. of New Hampshire
                           $2.65 1st mtge. pfd.                                            635,921
----------------------------------------------------------------------------------------------------
Financial Services (0.1%)
 ....................................................................................................
                 790,000   CSBI Capital Trust I 144A $11.75 pfd.                           845,300
----------------------------------------------------------------------------------------------------
Food and Beverages (0.1%)
 ....................................................................................................
                  16,732   Nebco Evans Holding Co. 144A
                           11.25% pfd.                                                   1,706,664
----------------------------------------------------------------------------------------------------
Health Care (0.2%)
 ....................................................................................................
               2,405,000   Fresenius Medical Care AG Ser. D,
                           $9.00 pfd. (Germany)                                          2,507,213
----------------------------------------------------------------------------------------------------
Insurance and Finance (0.3%)
 ....................................................................................................
                 122,819   CGA Group Ltd. 144A Ser. A, $13.75 pfd. (PIK)                 3,438,932
----------------------------------------------------------------------------------------------------
Motion Picture Distribution (0.1%)
 ....................................................................................................
                  45,835   Diva Systems Corp. Ser. C, $6.00 pfd.                           733,360
----------------------------------------------------------------------------------------------------
Publishing (--%)
 ....................................................................................................
                  16,175   Von Hoffman Corp. 144A $13.50 pfd.                              533,775
----------------------------------------------------------------------------------------------------
Restaurants (0.1%)
 ....................................................................................................
                  36,318   AmeriKing, Inc. $3.25 pfd. (PIK)                                980,586
----------------------------------------------------------------------------------------------------
Satellite Services (0.1%)
 ....................................................................................................
                     761   Echostar Communications, Inc. $12.125 pfd.                      844,710
----------------------------------------------------------------------------------------------------
Supermarkets (0.1%)
 ....................................................................................................
                   8,410   Jitney-Jungle Stores 144A Ser. A, $4.95
                           sr. exchange pfd.                                             1,370,830
----------------------------------------------------------------------------------------------------
Telecommunications (3.7%)
 ....................................................................................................
                     200   21st Century Telecom Group
                           144A 12.25% (PIK)                                               202,000
 ....................................................................................................
                     755   E. Spire Communications, Inc.
                           12.25% pfd. (PIK)                                               821,063
 ....................................................................................................
                   7,636   ICG Holdings, Inc. $14.00 pfd. (Canada) (PIK)                 9,239,560
 ....................................................................................................
                   3,189   ICG Holdings, Inc. $14.25 pfd. (Canada)                       3,874,635
 ....................................................................................................
                   4,584   Intermedia Communications Ser. B,
                           13.50% pfd.                                                   5,409,120
 ....................................................................................................
                   3,760   IXC Communications, Inc. $12.50 pfd. (PIK)                    4,361,600
 ....................................................................................................
                   9,061   NEXTEL Communications, Inc. Ser. D,
                           $13.00 cum. pfd. (PIK)                                       10,306,888
 ....................................................................................................
                  94,554   Nextlink Communications, Inc. 144A
                           $7.00 pfd.                                                    5,602,325
 ....................................................................................................
                   2,990   WinStar Communications, Inc. 144A
                           $14.25 pfd.                                                   3,558,100
----------------------------------------------------------------------------------------------------
                                                                                        43,375,291
----------------------------------------------------------------------------------------------------
                           Total Preferred Stocks
                           (cost $91,691,436)                                         $100,885,231
----------------------------------------------------------------------------------------------------
UNITS (5.8%) *
----------------------------------------------------------------------------------------------------
Number of Units                                                                              Value
 ....................................................................................................
               1,770,000   American Mobile Satellite Corp. 144A
                           units 12 1/4s, 2008                                          $1,646,100
 ....................................................................................................
                 990,000   Bell Tech Ltd. 144A units 13s, 2005                             999,900
 ....................................................................................................
               1,680,000   Bestel S.A. de C.V. units, stepped-coupon
                           zero % (12 3/4s,5/15/03), 2005 (STP)                          1,134,000
 ....................................................................................................
               1,550,000   Birch Telecom Inc., 144A units 14s, 2008                      1,551,938
 ....................................................................................................
                 273,000   Celcaribe S.A. 144A units 13 1/2s, 2004
                           (Columbia)                                                    5,773,950
 ....................................................................................................
               1,840,000   Conecel Holdings 144A notes Ser. A,
                           14s, 2000                                                     1,748,000
 ....................................................................................................
               2,175,000   Club Regina/CS Resort, Inc. 144A units
                           13s, 2004                                                     2,316,375
 ....................................................................................................
               6,910,000   Covad Communications Group 144A
                           units, stepped-coupon zero %
                           (13 1/2s, 3/15/03), 2008 (STP)                                3,524,100
 ....................................................................................................
               6,117,000   Diva Systems Corp. 144A units
                           stepped-coupon zero % (12 5/8s, 3/1/03),
                           2008 (STP)                                                    2,874,990
 ....................................................................................................
               7,680,000   DTI Holdings Inc. units stepped-coupon
                           zero % (12 1/2s, 3/1/03), 2008 (STP)                          4,147,200
 ....................................................................................................
               6,930,000   Firstworld Communication units
                           stepped-coupon zero % (13s,4/15/03),
                           2008 (STP)                                                    3,083,850
 ....................................................................................................
               6,794,000   KMC Telecom Holdings, Inc. units
                           stepped-coupon zero % (12 1/2s,
                           2/15/03), 2008 (STP)                                          4,059,415
 ....................................................................................................
               4,440,000   Long Distance International Inc. 144A
                           units 12 1/4s, 2008                                           4,517,700
 ....................................................................................................
               2,430,000   Mediq 144A units, stepped-coupon
                           zero % (13s, 6/1/09), 2009 (STP)                              1,336,500
 ....................................................................................................
                 970,000   Onepoint Communications, Inc. units
                           14 1/2s, 2008                                                   911,800
 ....................................................................................................
                   1,990   Orbital Imaging Corp. 144A sr. notes
                           11 5/8s, 2005                                                 2,049,700
 ....................................................................................................
               3,170,000   Pathnet, Inc. 144A units 12 1/4s, 2008                        3,360,200
 ....................................................................................................
               4,620,000   Rhythms Netcon 144A units
                           stepped-coupon zero % (13 1/2s,
                           5/15/03), 2008 (STP)                                          2,263,800
 ....................................................................................................
               1,790,000   Startec Global Communications Corp.
                           units 12s, 2008                                               1,740,775
 ....................................................................................................
               1,305,000   Stone Container Corp. units sr. sub.
                           12 1/4s, 2002                                                 1,350,675
 ....................................................................................................
               2,580,000   Transam Refinance, Inc. 144A units
                           16s, 2003                                                     2,657,400
 ....................................................................................................
               1,770,000   Versatel Teleco units 13 1/4s, 2008                           1,858,500
 ....................................................................................................
               3,610,000   Viatel, Inc., 144A units 11 1/4s, 2008                        3,790,500
 ....................................................................................................
               3,500,000   Viatel, Inc. units, stepped-coupon zero %
                           (12 1/2s, 4/15/03), 2008 (STP)                                2,117,500
 ....................................................................................................
               1,520,000   WAM!NET, Inc. 144A units
                           stepped-coupon zero % (13 1/4s,
                           3/1/02), 2005 (STP)                                             957,600
 ....................................................................................................
               1,970,000   Wireless One, Inc. units stepped-coupon
                           zero %, (13 1/2s, 8/1/01), 2006 (STP)                           197,000
 ....................................................................................................
               2,695,000   XCL Ltd 144A units 13 1/2s, 2004                              3,045,350
 ....................................................................................................
                  13,850   XCL Ltd. 144A units cum. cv. pfd.
                           9 1/2s, 2006 (PIK)                                            1,495,800
----------------------------------------------------------------------------------------------------
                           Total Units (cost $80,128,240)                              $66,510,618
----------------------------------------------------------------------------------------------------
CONVERTIBLE BONDS AND NOTES (1.8%) *
----------------------------------------------------------------------------------------------------
Principal Amount                                                                             Value
 ....................................................................................................
              $6,965,000   APP Global Finance (V) Ltd. 144A
                           cv. sec. 2s, 2000 (United Kingdom)                           $6,094,375
 ....................................................................................................
                 930,000   APP Global Finance Ltd. 144A cv.
                           company guaranty 3 1/2s, 2003                                   737,025
 ....................................................................................................
                 665,000   Argosy Gaming cv. sub. notes 12s, 2001                          660,012
 ....................................................................................................
               3,500,000   Corporate Express, Inc. cv. notes
                           4 1/2s, 2000                                                  3,220,000
 ....................................................................................................
                 652,000   GST Telecommunications, Inc. cv. sr. disc.
                           notes stepped-coupon zero %
                           (13 7/8s, 12/15/00), 2005 (STP)                               1,036,680
 ....................................................................................................
               1,030,000   Integrated Device Technology, Inc. cv.
                           sub. notes 5 1/2s, 2002                                         849,750
 ....................................................................................................
               1,140,000   Jacor Communications, Inc. cv. sr. notes
                           zero %, 2011                                                    947,625
 ....................................................................................................
               1,000,000   Lam Research Corp. 5s, 2002                                     805,000
 ....................................................................................................
                 900,000   LAM Research Corp. 144A cv. sub. notes
                           5s, 2002                                                        724,500
 ....................................................................................................
                 700,000   National Semiconductor Corp. 144A
                           cv. deb. 6 1/2s, 2002                                           638,750
 ....................................................................................................
               4,000,000   NovaCare, Inc. cv. sub. deb. 5 1/2s, 2000                     3,810,000
 ....................................................................................................
               2,000,000   Plolymax 144A cv. notes 2s, 2006                              1,070,000
----------------------------------------------------------------------------------------------------
                           Total Convertible Bonds and Notes
                           (cost $21,823,037)                                          $20,593,717
----------------------------------------------------------------------------------------------------
COMMON STOCKS (1.0%) *
----------------------------------------------------------------------------------------------------
Number of Shares                                                                             Value
 ....................................................................................................
                  68,030   American Mobile Satellite Corp. (NON)                          $663,292
 ....................................................................................................
                     750   AmeriKing, Inc. (NON)                                            39,000
 ....................................................................................................
                   4,275   Axia Holding Inc. 144A (NON)                                    342,000
 ....................................................................................................
                  50,680   CellNet Data Systems, Inc. (NON)                                490,962
 ....................................................................................................
                 162,600   Celcaribe S.A. 144A                                           1,105,680
 ....................................................................................................
                  16,000   French Fragrances Inc. (NON)                                    250,000
 ....................................................................................................
                  20,016   Hedstrom Holdings, Inc. 144A                                     25,020
 ....................................................................................................
                  99,875   NBTY, Inc.                                                    1,835,202
 ....................................................................................................
                 146,466   NEXTEL Communications, Inc. Class A (NON)                     3,643,342
 ....................................................................................................
                   1,500   Paging Do Brazil Holdings Co., LLC 144A
                           Class B                                                              15
 ....................................................................................................
                     665   Premium Holdings (L.P.) 144A (NON)                                2,659
 ....................................................................................................
                 157,853   PSF Holdings LLC (acquired various
                           dates from 2/8/93 to 4/3/95
                           cost $5,779,844) (RES)                                        2,765,584
 ....................................................................................................
                  50,000   PsiNet, Inc. (NON)                                              650,000
 ....................................................................................................
                  15,000   Specialty Foods Acquisition Corp. (NON)                           1,500
----------------------------------------------------------------------------------------------------
                           Total Common Stocks
                           (cost $13,128,603)                                          $11,814,256
----------------------------------------------------------------------------------------------------
WARRANTS (0.7%) *(NON)
----------------------------------------------------------------------------------------------------
Number of Warrants                                                 Expiration Date           Value
 ....................................................................................................
                     200   21st Century Telecom
                           Group 144A                                      2/14/06         $18,000
 ....................................................................................................
                   4,160   Allegiance Telecom, Inc.                         2/2/04          10,400
 ....................................................................................................
                  40,000   Becker Gaming Corp. 144A                       11/14/16             400
 ....................................................................................................
                   8,867   Cellnet Data Systems, Inc.                      9/14/03         496,552
 ....................................................................................................
                 122,500   CGA Group Ltd. 144A                             6/15/03           2,450
 ....................................................................................................
                   8,805   Colt Telecommunications
                           Group PLC                                      12/30/02       2,201,250
 ....................................................................................................
                     660   Concentric Network Corp.
                           144A                                           12/14/03          89,100
 ....................................................................................................
                  24,840   Consorcio Ecuatoriano 144A
                           (Equador)                                       9/30/96          12,420
 ....................................................................................................
                   2,725   County Seat Holdings, Inc.                     10/14/94              55
 ....................................................................................................
                   2,145   Diva Systems Corp.                              5/14/02         686,400
 ....................................................................................................
                      30   E. Spire Communications, Inc.
                           144A                                           10/31/01           4,530
 ....................................................................................................
                   4,700   Econophone Inc.                                  1/3/96         282,000
 ....................................................................................................
                   1,560   Epic Resorts                                    6/14/01              16
 ....................................................................................................
                   1,345   Esat Holdings, Inc. (Ireland)                    9/8/95          47,075
 ....................................................................................................
                   1,890   Globalstar Telecom 144A                         2/14/00         207,900
 ....................................................................................................
                   2,799   Grand Union Co.                                 6/16/00              28
 ....................................................................................................
                   1,399   Grand Union Co.                                 6/15/96              14
 ....................................................................................................
                   4,735   Hyperion Telecommunications                     4/14/97         459,295
 ....................................................................................................
                  24,750   Intelcom Group 144A                            10/15/05         792,000
 ....................................................................................................
                   2,590   Interact Systems, Inc.                           8/1/03             648
 ....................................................................................................
                   3,240   Intermedia Communications                       5/31/96         502,200
 ....................................................................................................
                   1,360   International Wireless
                           Communications Holdings 144A                    8/15/01           1,360
 ....................................................................................................
                   1,500   Iridium World Com 144A                          7/15/05         322,500
 ....................................................................................................
                   6,100   Knology Holdings, Inc. 144A                    10/14/03           9,150
 ....................................................................................................
                   6,789   Louisiana Casino Cruises, Inc.
                           144A                                           11/30/94         359,816
 ....................................................................................................
                   6,920   McCaw International Ltd.                        4/15/07          17,300
 ....................................................................................................
                     765   Metronet Communications 144A                    8/15/07          30,600
 ....................................................................................................
                     500   MGC Communications, Inc. 144A                   9/30/00          30,000
 ....................................................................................................
                   3,086   NEXTEL Communications Inc.                     12/14/94              31
 ....................................................................................................
                   1,990   Orbital Imaging Corp. 144A                      2/28/01          89,550
 ....................................................................................................
                   3,895   Orion Network Systems                           1/14/03          46,740
 ....................................................................................................
                   7,130   Pagemart, Inc. 144A                            12/30/99          57,040
 ....................................................................................................
                   3,200   Paxson Communications Corp.
                           144A                                            6/29/99              32
 ....................................................................................................
                  14,880   Powertel, Inc.                                  1/31/02         141,360
 ....................................................................................................
                   3,500   RSL Communications Ltd. 144A                   11/14/02         354,150
 ....................................................................................................
                   1,625   Spanish Broadcasting Systems
                           144A                                            6/29/95         333,125
 ....................................................................................................
                     960   Sterling Chemicals Holdings                     8/14/04          23,040
 ....................................................................................................
                   6,950   UIH Australia/Pacific, Inc. 144A                5/14/02         104,250
 ....................................................................................................
                  19,720   USN Communications Inc.                         8/14/00         236,640
 ....................................................................................................
                     990   Vialog Corp.                                   11/14/97          39,600
 ....................................................................................................
                   1,650   Wireless One, Inc.                             10/18/96              17
 ....................................................................................................
                     305   Wright Medical Technology, Inc.
                           144A                                            6/29/99          30,470
----------------------------------------------------------------------------------------------------
                           Total Warrants (cost $2,844,022)                             $8,039,504
----------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT BONDS AND NOTES (0.3%) *
(cost $4,015,633)
----------------------------------------------------------------------------------------------------
Principal Amount                                                                             Value
 ....................................................................................................
USD            4,070,000   Korea (Republic of) unsub.
                           8 7/8s, 2008                                                 $3,734,225
----------------------------------------------------------------------------------------------------
BRADY BONDS (0.1%) *
----------------------------------------------------------------------------------------------------
Principal Amount                                                                             Value
 ....................................................................................................
              $6,680,000   Ivory Coast - 144A FLIRB collateralized
                           FRB 2s, 2018                                                   $326,586
 ....................................................................................................
               6,680,000   Ivory Coast - 144A PDI Bonds
                           FRB 1.9s, 2018                                                  380,328
----------------------------------------------------------------------------------------------------
                           Total Brady Bonds (cost $897,577)                              $706,914
----------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (0.1%) *
----------------------------------------------------------------------------------------------------
Number of Shares                                                                             Value
 ....................................................................................................
                  11,670   Chesapeake Energy Corp. 144A
                           $3.50 cv. cum. pfd.                                            $493,058
 ....................................................................................................
                     100   Paxson Communications Corp. 144A
                           13.25% cv. pfd. (PIK)                                         1,000,000
 ....................................................................................................
                     684   XCL Ltd $8.075 cv. pfd.                                          73,872
----------------------------------------------------------------------------------------------------
                           Total Convertible Preferred Stocks
                           (cost $1,669,067)                                            $1,566,930
----------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (1.4%) * (cost $15,948,569)
----------------------------------------------------------------------------------------------------
Principal Amount                                                                             Value
 ....................................................................................................
             $15,946,000   Interest in $750,000,000 joint repurchase
                           agreement dated June 30, 1998 with
                           Goldman, Sachs & Co. due July 1,1998 with
                           respect to various U.S. Treasury
                           obligations - maturity value of
                           $15,948,569 for an effective yield
                           of 5.8%                                                     $15,948,569
----------------------------------------------------------------------------------------------------
                           Total Investments
                           (cost $1,107,949,198) ***                                $1,128,418,585
----------------------------------------------------------------------------------------------------
Forward Currency Contracts to Sell at June 30, 1998
----------------------------------------------------------------------------------------------------
                              Market           Aggregate           Delivery          Unrealized
                               Value          Face Value               Date        Appreciation
 ....................................................................................................
French Francs               $910,887            $931,901            9/16/98             $21,014
----------------------------------------------------------------------------------------------------

See page 113 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





Putnam VT International Growth Fund

Portfolio of investments owned
June 30, 1998 (Unaudited)
COMMON STOCKS (93.6%) *
----------------------------------------------------------------------------------------------------
Number of Shares                                                                             Value
 ....................................................................................................
Australia (0.4%)
 ....................................................................................................
                 265,114   QBE Insurance Group Ltd.                                       $933,891
----------------------------------------------------------------------------------------------------
Brazil (0.7%)
 ....................................................................................................
                   4,900   Telecomunicacoes de Sao Paulo S.A.                            1,152,443
 ....................................................................................................
                   8,300   Telesp Celular S.A. (NON)                                       696,152
 ....................................................................................................
                     230   Telesp Rights (expiration date 07/02/98 ) (NON)                   3,679
----------------------------------------------------------------------------------------------------
                                                                                         1,852,274
----------------------------------------------------------------------------------------------------
Canada (6.3%)
 ....................................................................................................
                 157,171   Bank of Nova Scotia                                           3,897,952
 ....................................................................................................
                 109,703   BCE, Inc. (NON)                                               4,660,341
 ....................................................................................................
                  42,600   BCE Mobile Communications, Inc. (NON)                         1,110,206
 ....................................................................................................
                  93,344   Bombardier, Inc.                                              2,543,953
 ....................................................................................................
                 107,876   National Bank                                                 2,113,126
 ....................................................................................................
                  39,087   Northern Telecom Ltd.                                         2,221,042
----------------------------------------------------------------------------------------------------
                                                                                        16,546,620
----------------------------------------------------------------------------------------------------
Denmark (0.4%)
 ....................................................................................................
                  11,159   Unidanmark AS                                                 1,002,145
----------------------------------------------------------------------------------------------------
Finland (2.3%)
 ....................................................................................................
                   9,600   Huhtamaki I Free                                                548,781
 ....................................................................................................
                  68,269   Oy Nokia AB Class A                                           5,014,936
 ....................................................................................................
                   8,000   Sampo Insurance Co., Ltd. Class A                               378,671
----------------------------------------------------------------------------------------------------
                                                                                         5,942,388
----------------------------------------------------------------------------------------------------
France (14.7%)
 ....................................................................................................
                  26,339   AGF (Assurances Generales de France)                          1,487,016
 ....................................................................................................
                  12,264   Alcatel Alsthom CGE S.A.                                      2,491,457
 ....................................................................................................
                  62,404   Banque Nationale de Paris                                     5,087,479
 ....................................................................................................
                  12,784   Bouygues S.A.                                                 2,316,500
 ....................................................................................................
                  19,683   Credit Commercial de France                                   1,653,379
 ....................................................................................................
                  16,784   Elf Aquitaine S.A.                                            2,354,386
 ....................................................................................................
                  53,683   Michelin Corp. Class B                                        3,091,900
 ....................................................................................................
                  61,171   SCOR                                                          3,871,455
 ....................................................................................................
                  22,078   Societe Generale                                              4,579,923
 ....................................................................................................
                  15,244   Societe Television Francaise 1                                2,357,229
 ....................................................................................................
                  41,055   STMicroelectronics N.V. ADR (NON)                             2,868,718
 ....................................................................................................
                   5,613   Total S.A. Class B                                              728,083
 ....................................................................................................
                  27,071   Vivendi                                                       5,767,582
----------------------------------------------------------------------------------------------------
                                                                                        38,655,107
----------------------------------------------------------------------------------------------------
Germany (8.2%)
 ....................................................................................................
                  33,688   Bayer AG ADR                                                  1,740,780
 ....................................................................................................
                     850   Bayerishe Motoren Werke (BMW)                                   846,473
 ....................................................................................................
                   2,484   Bayerische Motoren Werke (BMW) AG                             2,508,050
 ....................................................................................................
                  23,970   Bayerische Vereinsbank AG                                     2,028,996
 ....................................................................................................
                  40,969   Deutsche Bank AG                                              3,458,849
 ....................................................................................................
                  99,856   Deutsche Lufthansa AG                                         2,510,902
 ....................................................................................................
                  65,670   Deutsche Telekom AG (NON)                                     1,794,798
 ....................................................................................................
                  41,789   Mannesmann AG                                                 4,288,719
 ....................................................................................................
                  36,547   Veba (Vereinigte Elektrizitaets
                           Bergwerks) AG                                                 2,453,653
----------------------------------------------------------------------------------------------------
                                                                                        21,631,220
----------------------------------------------------------------------------------------------------
Greece (0.2%)
 ....................................................................................................
                  22,220   Hellenic Telecommunication
                           Organization S.A.                                               569,033
----------------------------------------------------------------------------------------------------
Hong Kong (1.2%)
 ....................................................................................................
                 961,000   China Telecom Ltd.                                            1,668,554
 ....................................................................................................
                  94,000   Dao Heng Bank Group Ltd.                                        133,480
 ....................................................................................................
                 205,000   Guoco Group Ltd.                                                215,678
 ....................................................................................................
                 492,000   HSBC Holdings (NON)                                           1,200,387
----------------------------------------------------------------------------------------------------
                                                                                         3,218,099
----------------------------------------------------------------------------------------------------
Ireland (4.2%)
 ....................................................................................................
                 254,889   Allied Irish Banks PLC                                        3,673,292
 ....................................................................................................
                 188,066   Bank of Ireland                                               3,836,294
 ....................................................................................................
                 244,314   CRH PLC                                                       3,459,659
----------------------------------------------------------------------------------------------------
                                                                                        10,969,245
----------------------------------------------------------------------------------------------------
Italy (1.8%)
 ....................................................................................................
                 654,900   Telecom Italia SPA                                            4,812,642
----------------------------------------------------------------------------------------------------
Japan (8.3%)
 ....................................................................................................
                  15,500   AFLAC, Inc.                                                     469,844
 ....................................................................................................
                  94,000   Canon, Inc.                                                   2,128,225
 ....................................................................................................
                   1,100   Circle K Japan Co. Ltd.                                          38,187
 ....................................................................................................
                  36,000   Fuji Photo Film Co.                                           1,249,766
 ....................................................................................................
                  86,000   Fujitsu Ltd.                                                    902,465
 ....................................................................................................
                  24,000   Honda Motor Co., Ltd.                                           852,152
 ....................................................................................................
                  19,700   Mabuchi Motor                                                 1,246,028
 ....................................................................................................
                  31,000   Matsushita-Kotobuki Electronics
                           Industries, Ltd.                                                770,933
 ....................................................................................................
                  48,000   Mitsumi Electric Company, Ltd.                                  845,252
 ....................................................................................................
                 986,000   Nikko Securities Co. Ltd.                                     4,074,964
 ....................................................................................................
                   3,830   Nippon Television Network Corp.                               1,106,634
 ....................................................................................................
                  29,800   Promise Co., Ltd.                                             1,223,014
 ....................................................................................................
                 104,000   Ricoh Co., Ltd. (NON)                                         1,092,101
 ....................................................................................................
                  54,000   Shiseido Co., Ltd.                                              611,687
 ....................................................................................................
                  60,700   Sony Corp.                                                    5,213,575
----------------------------------------------------------------------------------------------------
                                                                                        21,824,827
----------------------------------------------------------------------------------------------------
Mexico (0.6%)
 ....................................................................................................
                  80,100   Coca-Cola Femsa S.A. ADR                                      1,391,738
----------------------------------------------------------------------------------------------------
Netherlands (8.0%)
 ....................................................................................................
                 114,912   ABN AMRO Holding N.V. (NON)                                   2,683,911
 ....................................................................................................
                  17,994   Akzo-Nobel N.V.                                               3,992,584
 ....................................................................................................
                     800   Gucci Group N.V.                                                 42,400
 ....................................................................................................
                 106,164   Internationale Nederlanden Groep                              6,938,687
 ....................................................................................................
                  57,894   Philips Electronics N.V.                                      4,857,642
 ....................................................................................................
                  12,859   Koninklijke KPN N.V.                                            494,043
 ....................................................................................................
                  12,859   TNT Post Group NV (NON)                                         328,100
 ....................................................................................................
                  26,720   Vedior NV (NON)                                                 753,876
 ....................................................................................................
                  27,078   Vendex International N.V.                                     1,016,421
----------------------------------------------------------------------------------------------------
                                                                                        21,107,664
----------------------------------------------------------------------------------------------------
Poland (0.1%)
 ....................................................................................................
                  17,289   Bank Handlowy 144A (NON)                                        329,952
----------------------------------------------------------------------------------------------------
Portugal (1%)
 ....................................................................................................
                  21,530   Cimpor-Cimentos de Portugal,
                           SGPS, S.A.                                                      755,133
 ....................................................................................................
                  76,964   Electricidade de Portugal S.A.                                1,786,012
----------------------------------------------------------------------------------------------------
                                                                                         2,541,145
----------------------------------------------------------------------------------------------------
Singapore (1.6%)
 ....................................................................................................
                 154,000   Development Bank of Singapore Ltd.                              854,540
 ....................................................................................................
                 444,000   Overseas Chinese Banking Corp.                                1,515,134
 ....................................................................................................
                 406,000   Overseas Union Bank Ltd.                                        891,513
 ....................................................................................................
                 293,000   United Overseas Bank Ltd.                                       912,908
----------------------------------------------------------------------------------------------------
                                                                                         4,174,095
----------------------------------------------------------------------------------------------------
South Korea (1.1%)
 ....................................................................................................
                 263,600   Korea Electric Power Corp.                                    2,818,800
----------------------------------------------------------------------------------------------------
Spain (1.2%)
 ....................................................................................................
                  68,654   Telfonica de Espana                                           3,172,297
----------------------------------------------------------------------------------------------------
Sweden (5.4%)
 ....................................................................................................
                   3,578   Fastightetspartner NF AB (NON)                                   35,592
 ....................................................................................................
                  52,418   ForeningsSparbanken AB                                        1,574,114
 ....................................................................................................
                 236,479   Nordbanken Holding AG                                         1,730,984
 ....................................................................................................
                 102,400   Pharmacia & Upjohn, Inc. ADS                                  4,702,302
 ....................................................................................................
                  40,134   Svenska Handelsbanken                                         1,858,056
 ....................................................................................................
                  97,459   Telefonaktiebolaget LM Ericsson Class B                       2,841,335
 ....................................................................................................
                  45,372   Volvo AB Class B                                              1,348,330
----------------------------------------------------------------------------------------------------
                                                                                        14,090,713
----------------------------------------------------------------------------------------------------
Switzerland (10.2%)
 ....................................................................................................
                   1,933   Edipresse S.A.                                                  530,652
 ....................................................................................................
                   4,145   Georg Fischer AG                                              1,609,974
 ....................................................................................................
                   1,232   Julius Baer Holdings AG                                       3,848,479
 ....................................................................................................
                     982   Liechtenstein Global Trust AG                                 1,073,153
 ....................................................................................................
                   2,910   Nestle S.A.                                                   6,218,473
 ....................................................................................................
                   2,214   Novartis AG ADR                                               3,678,826
 ....................................................................................................
                     304   Publicitas Holding S.A.                                          94,062
 ....................................................................................................
                   1,730   Sairgroup (NON)                                                 568,315
 ....................................................................................................
                  18,855   UBS AG (NON)                                                  7,000,800
 ....................................................................................................
                   3,289   Zurich Versicherungs-Gesellschaft                             2,095,953
----------------------------------------------------------------------------------------------------
                                                                                        26,718,687
----------------------------------------------------------------------------------------------------
United Kingdom (15.4%)
 ....................................................................................................
                 289,366   Avis Europe PLC 144A ADR (NON)                                1,308,758
 ....................................................................................................
                 464,912   B A T Industries PLC                                          4,649,771
 ....................................................................................................
                 158,600   Bass PLC                                                      2,968,879
 ....................................................................................................
                 243,103   British Airways PLC                                           2,627,906
 ....................................................................................................
                  55,573   British Petroleum Co. PLC                                       809,627
 ....................................................................................................
                 128,491   Dixons Group PLC                                              1,023,788
 ....................................................................................................
                  68,379   Glaxo Wellcome PLC                                            2,050,517
 ....................................................................................................
                 135,300   Granada Group PLC                                             2,485,358
 ....................................................................................................
                  58,700   Molins PLC                                                      213,307
 ....................................................................................................
                 171,261   National Westminster Bancorp Inc.                             3,057,437
 ....................................................................................................
                 178,500   Orange PLC ADR (NON)                                          1,889,389
 ....................................................................................................
                  52,202   Premier Farnell PLC                                             264,527
 ....................................................................................................
                 127,486   Rio Tinto Ltd.                                                1,434,418
 ....................................................................................................
                 414,054   Securicor Group PLC Class A                                   3,368,111
 ....................................................................................................
                 128,803   Siebe PLC                                                     2,569,980
 ....................................................................................................
                 301,276   Smithkline Beecham PLC ADR                                    3,673,571
 ....................................................................................................
                 185,094   Smiths Industries PLC                                         2,560,825
 ....................................................................................................
                  96,367   Tomkins PLC                                                     522,463
 ....................................................................................................
                 241,318   Vodafone Group PLC                                            3,059,134
----------------------------------------------------------------------------------------------------
                                                                                        40,537,766
----------------------------------------------------------------------------------------------------
United States (0.3%)
 ....................................................................................................
                  26,200   DSC Communications Corp. (NON)                                  786,000
----------------------------------------------------------------------------------------------------
                           Total Common Stocks
                           (cost $211,990,876)                                        $245,626,348
----------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (9.9%) *
----------------------------------------------------------------------------------------------------
Principal Amount                                                                             Value
 ....................................................................................................
              $2,000,000   Morgan (J.P.) & Co. Inc. effective yield of
                           5.51%, August 6,1998                                         $1,988,980
 ....................................................................................................
              23,999,000   Interest in $11,687,000 joint repurchase
                           agreement dated June 30, 1998 with
                           S.B.C. Warburg Inc. due July 1, 1998
                           with respect to various U.S. Treasury
                           obligations - maturity value of
                           $24,002,867 for an effective yield
                           of 5.8%                                                      24,002,867
----------------------------------------------------------------------------------------------------
                           Total Short-Term Investments
                           (cost $25,991,847)                                          $25,991,847
----------------------------------------------------------------------------------------------------
                           Total Investments
                           (cost $237,982,723) ***                                    $271,618,195
----------------------------------------------------------------------------------------------------
The fund had the following industry group concentrations greater than 10% at June 30, 1998
(as a percentage of market value):
Insurance and Finance                29.8%
Telecommunications                   13.4
----------------------------------------------------------------------------------------------------
Forward Currency Contracts to Sell at June 30,1998 (Unaudited)
----------------------------------------------------------------------------------------------------
                              Market           Aggregate           Delivery          Unrealized
                               Value          Face Value               Date        Depreciation
 ....................................................................................................
Japanese Yen             $17,747,095         $17,328,058            9/14/98           ($419,037)
----------------------------------------------------------------------------------------------------

See page 113 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



Putnam VT International Growth and Income Fund

Portfolio of investments owned
June 30, 1998 (Unaudited)
COMMON STOCKS (97.1%) *
----------------------------------------------------------------------------------------------------
Number of Shares                                                                             Value
 ....................................................................................................

Aerospace and Defense (0.8%)
 ....................................................................................................
                 608,808   Rolls-Royce PLC (United Kingdom)                             $2,511,685
----------------------------------------------------------------------------------------------------
Airlines (1.9%)
 ....................................................................................................
                 304,632   British Airways PLC (United Kingdom)                          3,293,025
 ....................................................................................................
                  91,446   Deutsche Lufthansa AG 144A (Germany)                          2,299,431
----------------------------------------------------------------------------------------------------
                                                                                         5,592,456
----------------------------------------------------------------------------------------------------
Automobiles (1.9%)
 ....................................................................................................
                  91,000   Honda Motor Co., Ltd. (Japan)                                 3,231,078
 ....................................................................................................
                  79,236   Volvo AB (Germany)                                            2,354,674
----------------------------------------------------------------------------------------------------
                                                                                         5,585,752
----------------------------------------------------------------------------------------------------
Banks (17.9%)
 ....................................................................................................
                 124,629   ABN AMRO Holding N.V. (Netherlands)                           2,910,864
 ....................................................................................................
                 171,126   Allied Irish Banks PLC (Ireland)                              2,466,155
 ....................................................................................................
                 191,508   Bank of Nova Scotia (Canada)                                  4,749,534
 ....................................................................................................
               1,148,000   Dao Heng Bank Group Ltd. (Hong Kong)                          1,630,156
 ....................................................................................................
                 894,351   Den Norske Bank ASA (Norway)                                  4,692,979
 ....................................................................................................
                  39,283   Deutsche Bank AG (Germany)                                    3,316,507
 ....................................................................................................
                 563,600   Development Bank of Singapore Ltd.
                           (Singapore)                                                   3,127,395
 ....................................................................................................
                  49,567   ForeningsSparbanken AB (Sweden)                               1,488,499
 ....................................................................................................
                 159,887   HSBC Holdings PLC (United Kingdom)                            3,911,261
 ....................................................................................................
                     643   Julius Baer Holdings AG (Switzerland)                         2,008,581
 ....................................................................................................
                 163,087   National Bank (Canada)                                        3,194,625
 ....................................................................................................
                 255,262   National Westminster Bancorp Inc.
                           (United Kingdom)                                              4,557,065
 ....................................................................................................
                  23,523   Societe Generale (France)                                     4,879,678
 ....................................................................................................
                 546,990   Westpac Banking Corp. (Australia)                             3,329,692
 ....................................................................................................
                  18,384   UBS AG                                                        6,826,008
----------------------------------------------------------------------------------------------------
                                                                                        53,088,999
----------------------------------------------------------------------------------------------------
Brewing (2.2%)
 ....................................................................................................
                 214,768   Bass PLC (United Kingdom)                                     4,020,304
 ....................................................................................................
                  76,182   Fomento Economico Mexicano, S.A.
                           de C.V. (Mexico) (NON)                                        2,415,506
 ....................................................................................................
                  22,300   Fomento Economico Mexicano, S.A.
                           de C.V. Class B (Mexico)                                        104,566
----------------------------------------------------------------------------------------------------
                                                                                         6,540,376
----------------------------------------------------------------------------------------------------
Broadcasting (0.7%)
 ....................................................................................................
                  13,210   Societe Television Francaise 1 (France)                       2,042,705
----------------------------------------------------------------------------------------------------
Building Products (3.3%)
 ....................................................................................................
                 632,969   Cemex, S.A. de C.V. (Mexico)                                  2,385,029
 ....................................................................................................
                 312,211   CRH PLC (Ireland) (NON)                                       4,421,129
 ....................................................................................................
               1,305,300   Pioneer International Ltd. (Australia)                        3,105,700
----------------------------------------------------------------------------------------------------
                                                                                         9,911,858
----------------------------------------------------------------------------------------------------
Business Equipment (1.0%)
 ....................................................................................................
                 288,000   Ricoh Co., Ltd. (Japan) (NON)                                 3,024,278
----------------------------------------------------------------------------------------------------
Chemicals (4.0%)
 ....................................................................................................
                 115,188   Akzo-Nobel N.V. (Netherlands) (NON)                           6,389,599
 ....................................................................................................
                 104,685   Bayer AG (Germany)                                            5,409,449
----------------------------------------------------------------------------------------------------
                                                                                        11,799,048
----------------------------------------------------------------------------------------------------
Conglomerates (7.2%)
 ....................................................................................................
               2,212,527   BTR PLC (United Kingdom)                                      6,269,704
 ....................................................................................................
                  13,184   Thyssen AG (Germany)                                          3,347,970
 ....................................................................................................
                 820,227   Tomkins PLC (United Kingdom)                                  4,446,936
 ....................................................................................................
                  33,829   Vivendi (France)                                              7,207,400
----------------------------------------------------------------------------------------------------
                                                                                        21,272,010
----------------------------------------------------------------------------------------------------
Consumer Products (2.5%)
 ....................................................................................................
                 328,000   KAO Corp. (Japan)                                             5,045,064
 ....................................................................................................
                 219,088   Unilever Group (United Kingdom)                               2,329,962
----------------------------------------------------------------------------------------------------
                                                                                         7,375,026
----------------------------------------------------------------------------------------------------
Electric Utilities (5.3%)
 ....................................................................................................
                   9,391   Electrabel S.A. (Belgium)                                     2,657,592
 ....................................................................................................
               1,060,000   Hong Kong Electric Holdings Ltd.
                           (Hong Kong)                                                   3,284,064
 ....................................................................................................
                 102,827   Iberdola S.A. (Spain)                                         1,668,661
 ....................................................................................................
                 101,900   Iberdrola II (Spain) (NON)                                    1,653,618
 ....................................................................................................
                 333,496   Scottish Power PLC (United Kingdom)                           2,918,499
 ....................................................................................................
                  55,382   Veba (Vereinigte Elektrizitaets Bergwerks)
                           AG (Germany) (NON)                                            3,718,177
----------------------------------------------------------------------------------------------------
                                                                                        15,900,611
----------------------------------------------------------------------------------------------------
Electronics and Electrical Equipment (6.2%)
 ....................................................................................................
                 108,000   Canon, Inc. (Japan)                                           2,445,194
 ....................................................................................................
               1,083,449   Cookson Group PLC (United Kingdom)                            3,720,362
 ....................................................................................................
                  76,459   Philips Electronics N.V. (Netherlands)                        6,415,353
 ....................................................................................................
                  67,800   Sony Corp. (Japan)                                            5,823,401
----------------------------------------------------------------------------------------------------
                                                                                        18,404,310
----------------------------------------------------------------------------------------------------
Financial Services (3.2%)
 ....................................................................................................
               1,195,000   Nikko Securities Co. Ltd. (Japan)                             4,938,725
 ....................................................................................................
                 114,600   Promise Co., Ltd. (Japan)                                     4,703,269
----------------------------------------------------------------------------------------------------
                                                                                         9,641,994
----------------------------------------------------------------------------------------------------
Food and Beverages (2.3%)
 ....................................................................................................
                   3,143   Nestle S.A. (Switzerland)                                     6,716,378
----------------------------------------------------------------------------------------------------
Insurance (2.9%)
 ....................................................................................................
                  24,315   AGF (Assurances Generales de France)
                           (France)                                                      1,372,747
 ....................................................................................................
                  77,867   Internationale Nederlanden Groep
                           (Netherlands)                                                 5,089,246
 ....................................................................................................
                  34,666   SCOR (France)                                                 2,193,978
----------------------------------------------------------------------------------------------------
                                                                                         8,655,971
----------------------------------------------------------------------------------------------------
Machinery (1.6%)
 ....................................................................................................
                 108,100   Siebe PLC (United Kingdom)                                    2,156,897
 ....................................................................................................
                 148,996   SKF AB Class B (Sweden)                                       2,703,256
----------------------------------------------------------------------------------------------------
                                                                                         4,860,153
----------------------------------------------------------------------------------------------------
Metals and Mining (1.5%)
 ....................................................................................................
                 401,121   Rio Tinto Ltd. (Australia)                                    4,513,243
----------------------------------------------------------------------------------------------------
Oil and Gas (9.2%)
 ....................................................................................................
                 313,307   British Petroleum Co. PLC
                           (United Kingdom)                                              4,564,478
 ....................................................................................................
                  44,591   Elf Aquitaine S.A. (France)                                   6,255,029
 ....................................................................................................
                 923,303   Ente Nazionale Idrocarburi (ENI) SPA
                           (Italy) (NON)                                                 6,040,947
 ....................................................................................................
                 332,107   Shell Transportation & Trading
                           (United Kingdom)                                              2,336,146
 ....................................................................................................
                  38,288   Total S.A. Class B (France)                                   4,966,477
 ....................................................................................................
                 104,719   YPF S.A. ADR (Argentina)                                      3,148,115
----------------------------------------------------------------------------------------------------
                                                                                        27,311,192
----------------------------------------------------------------------------------------------------
Paper (2.0%)
 ....................................................................................................
                 236,109   Abitibi-Consolidated Inc. (Canada) (NON)                      3,048,488
 ....................................................................................................
                 117,643   Svenska Cellulosa AB Class B (Sweden)                         3,039,700
----------------------------------------------------------------------------------------------------
                                                                                         6,088,188
----------------------------------------------------------------------------------------------------
Pharmaceuticals and Biotechnology (4.1%)
 ....................................................................................................
                  91,962   Glaxo Wellcome PLC (United Kingdom)                           2,757,713
 ....................................................................................................
                 142,802   Pharmacia & Upjohn, Inc. ADS (Sweden)                         6,557,600
 ....................................................................................................
                 127,000   Sankyo Co., Ltd. (Japan)                                      2,884,496
----------------------------------------------------------------------------------------------------
                                                                                        12,199,809
----------------------------------------------------------------------------------------------------
Photography (1.1%)
 ....................................................................................................
                  92,000   Fuji Photo Film Co. (Japan)                                   3,193,846
----------------------------------------------------------------------------------------------------
REIT's (Real Estate Investment Trust) (1.3%)
 ....................................................................................................
               1,143,000   Henderson Land Development Co. Ltd.
                           (Hong Kong)                                                   3,769,914
----------------------------------------------------------------------------------------------------
Semiconductors (2.6%)
 ....................................................................................................
                  68,395   STMicroelectronics N.V. ADR (France) (NON)                    4,836,580
 ....................................................................................................
                  99,000   Tokyo Electron Ltd. (Japan)                                   3,024,149
----------------------------------------------------------------------------------------------------
                                                                                         7,860,729
----------------------------------------------------------------------------------------------------
Telephone Utilities (5.9%)
 ....................................................................................................
                 140,513   Deutsche Telekom AG (Germany) (NON)                           3,840,300
 ....................................................................................................
                 123,952   Hellenic Telecommunication
                           Organization S.A. (Greece)                                    3,174,291
 ....................................................................................................
                 309,200   Mahanager Telephone Nigam Ltd. (India)                        3,240,416
 ....................................................................................................
                  26,614   Portugal Telecom S.A. (Portugal)                              1,408,080
 ....................................................................................................
                 352,100   Telecom Corp. of New Zealand Ltd.
                           (New Zealand)                                                 1,446,202
 ....................................................................................................
                 618,800   Telecom Corp. of New Zealand Ltd.
                           ADR (New Zealand)                                             1,315,633
 ....................................................................................................
                 427,030   Telecom Italia (SPA) (Italy)                                  3,138,101
----------------------------------------------------------------------------------------------------
                                                                                        17,563,023
----------------------------------------------------------------------------------------------------
Tire and Rubber (1.3%)
 ....................................................................................................
                  65,179   Michelin Corp. Class B (France)                               3,754,018
----------------------------------------------------------------------------------------------------
Tobacco (2.1%)
 ....................................................................................................
                 621,399   B A T Industries PLC (United Kingdom)                         6,214,860
----------------------------------------------------------------------------------------------------
Transportation (1.1%)
 ....................................................................................................
                 222,408   Peninsular and Oriental Steam
                           Navigation Co. (United Kingdom)                               3,199,417
----------------------------------------------------------------------------------------------------
                           Total Common Stocks
                           (cost $259,709,837)                                        $288,591,849
----------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (0.6%) * (cost $1,715,050)
----------------------------------------------------------------------------------------------------
Number of Shares                                                                             Value
 ....................................................................................................
                  34,700   St George Bank Ltd. 144A $4.50 cv. pfd.                      $1,665,600
----------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (2.3%) * (cost $6,970,123)
----------------------------------------------------------------------------------------------------
Principal Amount                                                                             Value
 ....................................................................................................
              $6,969,000   Interest in $750,000,000 joint repurchase
                           agreement dated June 30, 1998 with
                           Goldman, Sachs & Co. due July 1,1998
                           with respect to various U.S. Treasury
                           obligations - maturity value of
                           $6,970,123 for an effective yield
                           of 5.8%                                                      $6,970,123
----------------------------------------------------------------------------------------------------
                           Total Investments
                           (cost $268,395,010) ***                                    $297,227,572
----------------------------------------------------------------------------------------------------
Forward Currency Contracts to Sell at June 30, 1998 (unaudited)
----------------------------------------------------------------------------------------------------
                              Market           Aggregate           Delivery          Unrealized
                               Value          Face Value               Date        Depreciation
 ....................................................................................................
Japanese Yen             $27,293,162         $26,634,311            9/14/98           $(658,851)
----------------------------------------------------------------------------------------------------
Diversification by Country (unaudited)
----------------------------------------------------------------------------------------------------
Distribution of investments by country of issue at
June 30, 1998: (as percentage of Market Value)
----------------------------------------------------------------------------------------------------
Argentina                                                                                   1.1%
 ....................................................................................................
Australia                                                                                   4.2%
 ....................................................................................................
Canada                                                                                      3.7%
 ....................................................................................................
France                                                                                     12.6%
 ....................................................................................................
Germany                                                                                     8.2%
 ....................................................................................................
Greece                                                                                      1.1%
 ....................................................................................................
Hong Kong                                                                                   2.9%
 ....................................................................................................
India                                                                                       1.1%
 ....................................................................................................
Ireland                                                                                     2.3%
 ....................................................................................................
Italy                                                                                       3.1%
 ....................................................................................................
Japan                                                                                      12.9%
 ....................................................................................................
Mexico                                                                                      1.7%
 ....................................................................................................
Netherlands                                                                                 7.0%
 ....................................................................................................
Norway                                                                                      1.6%
 ....................................................................................................
Singapore                                                                                   1.1%
 ....................................................................................................
Spain                                                                                       1.1%
 ....................................................................................................
Sweden                                                                                      4.6%
 ....................................................................................................
Switzerland                                                                                 5.2%
 ....................................................................................................
United Kingdom                                                                             19.9%
 ....................................................................................................
United States                                                                               2.4%
 ....................................................................................................
Other                                                                                       2.2%
----------------------------------------------------------------------------------------------------
Total                                                                                     100.0%
----------------------------------------------------------------------------------------------------

See page 113 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




Putnam VT International New Opportunities Fund

Portfolio of investments owned
June 30, 1998 (Unaudited)
COMMON STOCKS (99.3%) *
----------------------------------------------------------------------------------------------------
Number of Shares                                                                             Value
 ....................................................................................................

Aerospace and Defense (1.3%)
 ....................................................................................................
                  62,600   Bombardier, Inc. (Canada)                                    $1,706,071
----------------------------------------------------------------------------------------------------
Airlines (0.3%)
 ....................................................................................................
                   9,800   Ryanair Holdings, PLC ADR (Ireland) (NON)                       349,125
----------------------------------------------------------------------------------------------------
Automobiles (1.1%)
 ....................................................................................................
                   1,116   Bayerische Motoren Werke (BMW) AG
                           (Germany)                                                     1,126,805
 ....................................................................................................
                     305   Bayerische Motoren Werke (BMW) AG
                           (New) (Germany) (NON)                                           303,299
----------------------------------------------------------------------------------------------------
                                                                                         1,430,104
----------------------------------------------------------------------------------------------------
Automotive Parts (0.7%)
 ....................................................................................................
                 114,900   Kwik-Fit Holdings PLC (Untied Kingdom)                          930,820
----------------------------------------------------------------------------------------------------
Banks (8.3%)
 ....................................................................................................
                 156,300   ABSA Group Ltd. (South Africa)                                  960,648
 ....................................................................................................
                 829,100   Banca di Roma (Italy) (NON)                                   1,722,834
 ....................................................................................................
                  94,100   Banca San Paolo di Brescia SPA (Italy)                          507,336
 ....................................................................................................
                  26,370   Banco de Bilbao Vizcaya (BBV) (Spain)                         1,352,529
 ....................................................................................................
                  45,700   Banco Frances del Rio de la Plata ADR
                           (Argentina)                                                   1,048,244
 ....................................................................................................
                   7,200   Bank Of Greece, S.A. (Greece)                                   921,689
 ....................................................................................................
                 276,200   Credito Italiano SPA (Italy)                                  1,443,361
 ....................................................................................................
                  21,500   Dao Heng Bank Group Ltd. (Hong Kong)                             30,530
 ....................................................................................................
                  52,724   HSBC Holdings PLC (United Kingdom)                            1,336,753
 ....................................................................................................
                  46,890   Skandinaviska Enskilda Bank Class A,
                           (Sweden)                                                        800,862
 ....................................................................................................
                 240,000   Thai Farmers Bank Public Co. Ltd.
                           (Thailand)                                                      212,100
 ....................................................................................................
                  50,000   Turkiye Is Bankasi (Isbank)
                           (Turkey)                                                        202,500
 ....................................................................................................
                     111   Verwaltungs-und Privat-Bank AG
                           (Switzerland)                                                   330,296
----------------------------------------------------------------------------------------------------
                                                                                        10,869,682
----------------------------------------------------------------------------------------------------
Broadcasting (0.8%)
 ....................................................................................................
                   2,081   EM.TV & Merchandising AG (Germany)                            1,024,669
----------------------------------------------------------------------------------------------------
Building and Construction (0.5%)
 ....................................................................................................
                  23,300   NBM-Amsetlland N.V. (Netherlands) (NON)                         720,265
----------------------------------------------------------------------------------------------------
Business Equipment (0.3%)
 ....................................................................................................
                   2,500   Prolion Holding NV (Netherlands) (NON)                          380,275
----------------------------------------------------------------------------------------------------
Business Services (11.7%)
 ....................................................................................................
                   9,800   Bellsystem 24, Inc. (Japan)                                   1,465,104
 ....................................................................................................
                  18,826   Brunel International NV (Netherlands)                           780,568
 ....................................................................................................
                  32,700   Celestica, Inc. (Canada)                                        618,263
 ....................................................................................................
                  80,100   CGI Group, Inc. (Canada) (NON)                                1,713,661
 ....................................................................................................
                 324,200   Compass Group PLC (United Kingdom)                            3,723,418
 ....................................................................................................
                  85,200   Hays PLC (United Kingdom)                                     1,427,300
 ....................................................................................................
                  34,500   Securitas AB Class B, (Sweden)                                1,685,717
 ....................................................................................................
                  30,300   Select Appointments Holdings PLC ADR
                           (United Kingdom)                                                893,850
 ....................................................................................................
                  69,600   Serco Group PLC (United Kingdom) (NON)                        1,603,344
 ....................................................................................................
                   8,067   Sodexho Alliance S.A. (France)                                1,521,674
----------------------------------------------------------------------------------------------------
                                                                                        15,432,899
----------------------------------------------------------------------------------------------------
Cable Television (0.5%)
 ....................................................................................................
                  75,300   Flextech PLC (United Kingdom) (NON)                             695,367
----------------------------------------------------------------------------------------------------
Cellular Communications (4.7%)
 ....................................................................................................
                  11,776   Telecel-Comunicacaoes Pessoais, S.A.
                           (Portugal) (NON)                                              2,087,403
 ....................................................................................................
                  94,900   Telecom Italia Mobile SPA (Italy)                               579,336
 ....................................................................................................
                 280,145   Vodafone Group PLC (United Kingdom)                           3,551,335
----------------------------------------------------------------------------------------------------
                                                                                         6,218,074
----------------------------------------------------------------------------------------------------
Computer Services (9.0%)
 ....................................................................................................
                   6,000   Atos S.A. (France) (NON)                                      1,435,762
 ....................................................................................................
                  97,900   Capita Group PLC (United Kingdom)                               844,098
 ....................................................................................................
                  50,300   CMG PLC (United Kingdom)                                      1,547,502
 ....................................................................................................
                  19,100   Enator AB (Sweden)                                              566,404
 ....................................................................................................
                   9,200   Enator AB 144A (Sweden)                                         272,823
 ....................................................................................................
                  29,189   Getronics Electric N.V. (Netherlands)                         1,511,011
 ....................................................................................................
                  46,430   Merkantildata ASA (Norway)                                      587,875
 ....................................................................................................
                  30,142   Misys PLC (United Kingdom)                                    1,710,798
 ....................................................................................................
                 285,600   SEMA Group PLC (United Kingdom)                               3,356,270
----------------------------------------------------------------------------------------------------
                                                                                        11,832,543
----------------------------------------------------------------------------------------------------
Computer Software (4.4%)
 ....................................................................................................
                  48,300   Fuji Soft ABC, Inc. (Japan)                                   1,638,582
 ....................................................................................................
                  20,500   Meitec (Japan)                                                  707,252
 ....................................................................................................
                   5,660   SAP AG (Germany)                                              3,428,880
----------------------------------------------------------------------------------------------------
                                                                                         5,774,714
----------------------------------------------------------------------------------------------------
Conglomerates (1.2%)
 ....................................................................................................
                   4,000   Preussag AG (Germany)                                         1,429,599
 ....................................................................................................
                 256,000   YTL Corp. Berhad (Malaysia)                                     193,841
----------------------------------------------------------------------------------------------------
                                                                                         1,623,440
----------------------------------------------------------------------------------------------------
Consumer Durable Goods (0.5%)
 ....................................................................................................
                  16,800   Hindustan Lever Ltd. (India)                                    599,518
----------------------------------------------------------------------------------------------------
Consumer Non Durables (1.8%)
 ....................................................................................................
                  61,230   Centros Comerciales Continente, S.A.
                           (Spain)                                                       1,396,671
 ....................................................................................................
                 277,900   Kimberly-Clark de Mexico, S.A. de C.V.
                           Class A, (Mexico)                                               989,730
----------------------------------------------------------------------------------------------------
                                                                                         2,386,401
----------------------------------------------------------------------------------------------------
Electric Utilities (1.1%)
 ....................................................................................................
                  48,950   Companhia Energetica de Minas Gerais
                           ADR (Brazil)                                                  1,492,975
----------------------------------------------------------------------------------------------------
Electronic Components (0.6%)
 ....................................................................................................
                  23,700   Aiwa Co., Ltd. (Japan)                                          740,997
----------------------------------------------------------------------------------------------------
Electronics and Electrical Equipment (3.0%)
 ....................................................................................................
                  22,000   Assa Abloy AB Class B, (Sweden)                                 862,988
 ....................................................................................................
                 173,000   Delta Electronics, Inc. (Taiwan)                                579,168
 ....................................................................................................
                 122,000   NEC Corp. (Japan)                                             1,133,803
 ....................................................................................................
                   9,959   Samsung Electronics Co. (South Korea)                           308,948
 ....................................................................................................
                  12,300   Sony Corp. (Japan)                                            1,056,458
----------------------------------------------------------------------------------------------------
                                                                                         3,941,365
----------------------------------------------------------------------------------------------------
Entertainment (0.1%)
 ....................................................................................................
                 109,200   Hoyts Cinemas Group (Australia)                                 141,720
----------------------------------------------------------------------------------------------------
Financial Services (4.7%)
 ....................................................................................................
                   7,800   Aiful Corp. (Japan)                                             379,544
 ....................................................................................................
                 988,400   Grupo Financiero Bancomer, S.A. de C.V.
                           Class B, (Mexico) (NON)                                         369,671
 ....................................................................................................
                  27,200   Newcourt Credit Group Inc. (Canada)                           1,338,966
 ....................................................................................................
                  36,600   Power Corporation of Canada (Canada)                          1,720,651
 ....................................................................................................
                   4,200   Shohkoh Fund & Co., Ltd. (Japan)                              1,029,397
 ....................................................................................................
                 178,100   Telecom Italia SPA (Italy)                                    1,308,798
----------------------------------------------------------------------------------------------------
                                                                                         6,147,027
----------------------------------------------------------------------------------------------------
Food and Beverages (3.7%)
 ....................................................................................................
                  12,100   Itoen, Ltd. (Japan)                                             373,967
 ....................................................................................................
                   1,618   Nestle S.A. (Switzerland)                                     3,457,556
 ....................................................................................................
                  17,800   Panamerican Beverages, Inc. Class A,
                           (Mexico)                                                        559,588
 ....................................................................................................
                  42,000   TelePizza, S.A. (Spain) (NON)                                   444,800
----------------------------------------------------------------------------------------------------
                                                                                         4,835,911
----------------------------------------------------------------------------------------------------
Gaming (0.1%)
 ....................................................................................................
                  52,000   Berjaya Sports Toto Berhad (Malaysia)                            77,612
----------------------------------------------------------------------------------------------------
Insurance (3.6%)
 ....................................................................................................
                  21,041   Aegon N.V. (Netherlands)                                      1,827,408
 ....................................................................................................
                   7,800   Housing Development Finance
                           Corporation Ltd. (India)                                        551,901
 ....................................................................................................
                  16,140   Mapfre Vida Seguros (Spain)                                     769,974
 ....................................................................................................
                  15,300   Sampo Insurance Co., Ltd. Class A,
                           (Finland)                                                       724,208
 ....................................................................................................
                  59,000   Skandia Forsakrings AB (Sweden)                                 841,592
----------------------------------------------------------------------------------------------------
                                                                                         4,715,083
----------------------------------------------------------------------------------------------------
Media (0.3%)
 ....................................................................................................
                 257,000   Aegis Group 144A (United Kingdom)                               415,542
 ....................................................................................................
                   7,700   Aegis Group PLC (United Kingdom)                                 12,450
----------------------------------------------------------------------------------------------------
                                                                                           427,992
----------------------------------------------------------------------------------------------------
Medical Supplies and Devices (0.2%)
 ....................................................................................................
                     141   Disetronic Holding AG (Switzerland)                             319,315
----------------------------------------------------------------------------------------------------
Metals and Mining (0.5%)
 ....................................................................................................
                 107,460   Sasol Ltd. (South Africa)                                       613,165
----------------------------------------------------------------------------------------------------
Oil and Gas (1.9%)
 ....................................................................................................
                  13,570   Coflexip S.A. (France)                                        1,657,199
 ....................................................................................................
                   7,600   MOL Magyar Olaj-es Gazipari Rt. (Hungary)                       203,300
 ....................................................................................................
                   5,295   Total Corp. S.A. Class B, ADR (France)                          686,834
----------------------------------------------------------------------------------------------------
                                                                                         2,547,333
----------------------------------------------------------------------------------------------------
Pharmaceuticals and Biotechnology (5.7%)
 ....................................................................................................
                  22,200   Elan Corp. PLC ADR (Ireland) (NON)                            1,427,738
 ....................................................................................................
                  26,300   Gehe AG (Germany)                                             1,407,759
 ....................................................................................................
                   9,100   Novo Nordisk A.S. Class B (Denmark)                           1,253,622
 ....................................................................................................
                 127,115   Smithkline Beecham PLC ADR
                           (United Kingdom)                                              1,549,961
 ....................................................................................................
                  44,700   Zeneca Group PLC (United Kingdom)                             1,916,408
----------------------------------------------------------------------------------------------------
                                                                                         7,555,488
----------------------------------------------------------------------------------------------------
Publishing (0.1%)
 ....................................................................................................
                  22,900   Gruppo Editoriale (Italy)                                       189,698
----------------------------------------------------------------------------------------------------
Restaurants (2.7%)
 ....................................................................................................
                 285,200   Autogrill SPA (Italy)                                         2,011,750
 ....................................................................................................
                 190,000   KFC Holdings Berhad (Malaysia)                                  101,444
 ....................................................................................................
                  95,630   PizzaExpress PLC (United Kingdom)                             1,374,077
----------------------------------------------------------------------------------------------------
                                                                                         3,487,271
----------------------------------------------------------------------------------------------------
Retail (2.0%)
 ....................................................................................................
                 516,297   Cifra S.A. de CV (Mexico)                                       778,163
 ....................................................................................................
                 185,840   La Rinascente SPA (Italy)                                     1,847,342
----------------------------------------------------------------------------------------------------
                                                                                         2,625,505
----------------------------------------------------------------------------------------------------
Satellite Services (2.5%)
 ....................................................................................................
                 129,765   Hellenic Telecommunication Organization
                           S.A. (Greece)                                                 3,323,152
----------------------------------------------------------------------------------------------------
Semiconductors (0.9%)
 ....................................................................................................
                  14,200   ASM Lithography Holding N.V.
                           (Netherlands) (NON)                                             419,450
 ....................................................................................................
                     900   Rohm Co. Ltd. (Japan)                                            92,180
 ....................................................................................................
                  36,300   Taiwan Semiconductor
                           Manufacturing Co. (Taiwan) (NON)                                612,563
----------------------------------------------------------------------------------------------------
                                                                                         1,124,193
----------------------------------------------------------------------------------------------------
Specialty Consumer Products (0.6%)
 ....................................................................................................
                  41,900   Bodycote International PLC
                           (United Kingdom)                                                740,337
----------------------------------------------------------------------------------------------------
Steel (0.4%)
 ....................................................................................................
                  25,400   Ispat International NV (Netherlands) (NON)                      489,804
----------------------------------------------------------------------------------------------------
Supermarkets (3.9%)
 ....................................................................................................
                  13,400   Companhia Brasileira de Distribuicao
                           Grupo Pao de Acucar ADR (Brazil)                                303,175
 ....................................................................................................
                  36,400   Distribucion y Servicio D&S S.A. ADR
                           (Chile) (NON)                                                   546,000
 ....................................................................................................
                  68,368   Koninklijke Ahold N.V. (Netherlands)                          2,190,594
 ....................................................................................................
                   3,859   Promodes (France)                                             2,133,452
----------------------------------------------------------------------------------------------------
                                                                                         5,173,221
----------------------------------------------------------------------------------------------------
Telecommunications (6.6%)
 ....................................................................................................
                   6,320   Alcatel Alsthom CGE S.A. (France)                             1,283,921
 ....................................................................................................
                  71,100   Cable & Wireless PLC ADR
                           (United Kingdom)                                                719,396
 ....................................................................................................
                  17,400   Global Telesystems Group Inc. (NON)                             848,250
 ....................................................................................................
                  11,000   Helsinki Telephone Corp. (Finland)                              510,659
 ....................................................................................................
                  12,900   Helsinki Telephone Corp. 144A (Finland)                         598,864
 ....................................................................................................
                 146,000   Mahanagar Telephone Nigam Ltd.
                           (India) (NON)                                                   615,754
 ....................................................................................................
                  27,000   NetCom Systems AB Class B,
                           (Sweden) (NON)                                                1,032,095
 ....................................................................................................
                 123,000   Orange PLC ADR (United Kingdom) (NON)                         1,301,932
 ....................................................................................................
                  10,600   STET Hellas Telecommunications S.A.
                           ADR (Greece) (NON)                                              439,900
 ....................................................................................................
                  29,500   Telfonica de Espana (Spain)                                   1,363,107
----------------------------------------------------------------------------------------------------
                                                                                         8,713,878
----------------------------------------------------------------------------------------------------
Telecommunications Equipment (3.2%)
 ....................................................................................................
                  34,571   Northern Telecom Ltd. (Canada) (NON)                          1,964,462
 ....................................................................................................
                  20,480   Oy Nokia AB Class A, (Finland)                                1,504,429
 ....................................................................................................
                  23,578   Telefonaktiebolaget LM Ericsson
                           Class B, (Sweden)                                               687,397
----------------------------------------------------------------------------------------------------
                                                                                         4,156,288
----------------------------------------------------------------------------------------------------
Telephone Services (1.4%)
 ....................................................................................................
                  38,900   Compania Anonima Nacional Telefonos
                           de Venezuela (CANTV) ADR (Venezuela)                            972,500
 ....................................................................................................
                  21,000   Royal PTT (United Kingdom)                                      806,820
----------------------------------------------------------------------------------------------------
                                                                                         1,779,320
----------------------------------------------------------------------------------------------------
Telephone Utilities (0.5%)
 ....................................................................................................
                 373,600   Hong Kong Telecommunications Ltd.
                           (Hong Kong)                                                     701,721
----------------------------------------------------------------------------------------------------
Transportation (1.9%)
 ....................................................................................................
                   8,700   Finnliness OY (Finland)                                         538,513
 ....................................................................................................
                  74,300   TNT Post Group NV (Netherlands) (NON)                         1,895,780
----------------------------------------------------------------------------------------------------
                                                                                         2,434,293
----------------------------------------------------------------------------------------------------
                           Total Common Stocks
                           (cost $111,553,677)                                        $130,468,631
----------------------------------------------------------------------------------------------------
PREFERRED STOCKS (0.5%) * (cost $777,295)
----------------------------------------------------------------------------------------------------
Number of Shares                                                                             Value
 ....................................................................................................
                   1,230   Banco Itau S.A. BRC 6.86 No par value
                           (NPV) pfd. (Brazil)                                            $701,946
----------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (2.7%) * (cost $3,586,578)
----------------------------------------------------------------------------------------------------
Principal Amount                                                                             Value
 ....................................................................................................
              $3,586,000   Interest in $750,000,000 joint repurchase
                           agreement dated June 30, 1998 with
                           Goldman, Sachs & Co. due July 1, 1998
                           with respect to various U.S. Treasury
                           obligations - maturity value of
                           $3,586,578 for an effective yield
                           of 5.8%                                                      $3,586,578
----------------------------------------------------------------------------------------------------
                           Total Investments
                           (cost $115,917,550) ***                                    $134,757,155
----------------------------------------------------------------------------------------------------
Diversification by Country (unaudited)
----------------------------------------------------------------------------------------------------
Distribution of investments by country of issue at
June 30, 1998: (as percentage of Market Value)
----------------------------------------------------------------------------------------------------
Brazil                                                                                         1.9%
 ....................................................................................................
Canada                                                                                         6.7
 ....................................................................................................
Finland                                                                                        2.9
 ....................................................................................................
France                                                                                         6.5
 ....................................................................................................
Germany                                                                                        6.5
 ....................................................................................................
Greece                                                                                         3.5
 ....................................................................................................
India                                                                                          1.3
 ....................................................................................................
Ireland                                                                                        1.3
 ....................................................................................................
Italy                                                                                          7.1
 ....................................................................................................
Japan                                                                                          6.4
 ....................................................................................................
Mexico                                                                                         2.0
 ....................................................................................................
Netherlands                                                                                    7.6
 ....................................................................................................
Portugal                                                                                       1.5
 ....................................................................................................
South Africa                                                                                   1.2
 ....................................................................................................
Spain                                                                                          4.0
 ....................................................................................................
Sweden                                                                                         5.0
 ....................................................................................................
Switzerland                                                                                    3.0
 ....................................................................................................
United Kingdom                                                                                22.6
 ....................................................................................................
United States                                                                                  3.3
 ....................................................................................................
Venezuela                                                                                      5.7
----------------------------------------------------------------------------------------------------
Total                                                                                        100.0%
----------------------------------------------------------------------------------------------------

See page 113 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




Putnam VT Investors Fund

Portfolio of investments owned
June 30, 1998 (Unaudited)
COMMON STOCKS (90.9%) *
----------------------------------------------------------------------------------------------------
Number of Shares                                                                             Value
 ....................................................................................................

Apparel (0.6%)
 ....................................................................................................
                   5,400   Jones Apparel Group, Inc. (NON)                                $197,438
----------------------------------------------------------------------------------------------------
Banks (6.8%)
 ....................................................................................................
                   8,800   BankAmerica Corp.                                               760,650
 ....................................................................................................
                   3,600   Chase Manhattan Corp.                                           271,800
 ....................................................................................................
                   4,900   Comerica, Inc.                                                  324,625
 ....................................................................................................
                   3,800   Fifth Third Bancorp                                             239,400
 ....................................................................................................
                   8,200   Freddie Mac                                                     385,913
 ....................................................................................................
                   1,300   Morgan (J.P.) & Co., Inc.                                       152,263
 ....................................................................................................
                   4,100   Norwest Corp.                                                   153,238
 ....................................................................................................
                   2,300   Southtrust Corp.                                                100,050
----------------------------------------------------------------------------------------------------
                                                                                         2,387,939
----------------------------------------------------------------------------------------------------
Basic Industrial Products (1.6%)
 ....................................................................................................
                   8,800   Ingersoll-Rand Co.                                              387,750
 ....................................................................................................
                   3,700   Owens-Illinois, Inc. (NON)                                      165,575
----------------------------------------------------------------------------------------------------
                                                                                           553,325
----------------------------------------------------------------------------------------------------
Business Equipment and Services (1.4%)
 ....................................................................................................
                  10,600   Cendant Corp. (NON)                                             221,275
 ....................................................................................................
                   5,700   Pitney Bowes, Inc.                                              274,313
----------------------------------------------------------------------------------------------------
                                                                                           495,588
----------------------------------------------------------------------------------------------------
Cellular Communications (1.9%)
 ....................................................................................................
                   5,000   Airtouch Communications, Inc. (NON)                             292,188
 ....................................................................................................
                   9,800   Tele-Communications, Inc. Class A, (NON)                        376,688
----------------------------------------------------------------------------------------------------
                                                                                           668,876
----------------------------------------------------------------------------------------------------
Computer Services and Software (11.1%)
 ....................................................................................................
                   2,000   America Online, Inc. (NON)                                      212,000
 ....................................................................................................
                  10,300   BMC Software, Inc. (NON)                                        534,956
 ....................................................................................................
                   7,800   Computer Associates International, Inc.                         433,388
 ....................................................................................................
                   4,600   Compuware Corp. (NON)                                           235,175
 ....................................................................................................
                   2,200   Dell Computer Corp. (NON)                                       204,188
 ....................................................................................................
                   8,900   EMC Corp. (NON)                                                 398,831
 ....................................................................................................
                  13,100   HBO & Co.                                                       461,775
 ....................................................................................................
                   9,200   Microsoft Corp. (NON)                                           997,050
 ....................................................................................................
                   6,300   Parametric Technology Corp. (NON)                               170,888
 ....................................................................................................
                   5,200   PeopleSoft, Inc. (NON)                                          244,400
----------------------------------------------------------------------------------------------------
                                                                                         3,892,651
----------------------------------------------------------------------------------------------------
Conglomerates (3.2%)
 ....................................................................................................
                  17,700   Tyco International Ltd. (NON)                                 1,115,100
----------------------------------------------------------------------------------------------------
Consumer Non Durables (3.5%)
 ....................................................................................................
                   2,100   Clorox Co.                                                      200,288
 ....................................................................................................
                   3,700   Colgate-Palmolive Co.                                           325,600
 ....................................................................................................
                   3,800   Estee Lauder Cos. Class A                                       264,813
 ....................................................................................................
                   4,800   Procter & Gamble Co.                                            437,100
----------------------------------------------------------------------------------------------------
                                                                                         1,227,801
----------------------------------------------------------------------------------------------------
Consumer Services (0.8%)
 ....................................................................................................
                   4,800   Interpublic Group Cos. Inc.                                     291,300
----------------------------------------------------------------------------------------------------
Electronics and Electrical Equipment (4.2%)
 ....................................................................................................
                  15,500   CBS Corp.                                                       492,125
 ....................................................................................................
                  10,700   General Electric Co.                                            973,700
----------------------------------------------------------------------------------------------------
                                                                                         1,465,825
----------------------------------------------------------------------------------------------------
Entertainment (0.9%)
 ....................................................................................................
                   3,800   Time Warner, Inc.                                               324,663
----------------------------------------------------------------------------------------------------
Environmental Control (0.8%)
 ....................................................................................................
                   5,400   USA Waste Services, Inc. (NON)                                  266,625
----------------------------------------------------------------------------------------------------
Food and Beverages (2.6%)
 ....................................................................................................
                   9,500   Coca-Cola Enterprises, Inc.                                     372,875
 ....................................................................................................
                   5,100   Masco Corp.                                                     308,550
 ....................................................................................................
                   4,100   Sara Lee Corp.                                                  229,344
----------------------------------------------------------------------------------------------------
                                                                                           910,769
----------------------------------------------------------------------------------------------------
Health Care Services (1.6%)
 ....................................................................................................
                   3,100   Cardinal Health, Inc.                                           290,625
 ....................................................................................................
                  10,400   HEALTHSOUTH Corp. (NON)                                         277,550
----------------------------------------------------------------------------------------------------
                                                                                           568,175
----------------------------------------------------------------------------------------------------
Insurance and Finance (12.8%)
 ....................................................................................................
                   6,400   American Express Co.                                            729,600
 ....................................................................................................
                   4,000   American International Group, Inc.                              584,000
 ....................................................................................................
                   2,200   Associates First Capital Corp.                                  169,125
 ....................................................................................................
                   5,700   Conseco Inc.                                                    266,475
 ....................................................................................................
                   4,800   Equitable Companies, Inc. (The)                                 359,700
 ....................................................................................................
                  10,700   MBNA Corp.                                                      353,100
 ....................................................................................................
                   5,100   Morgan Stanley, Dean Witter,
                           Discover and Co.                                                466,013
 ....................................................................................................
                   5,000   SunAmerica, Inc.                                                287,188
 ....................................................................................................
                  15,500   Tele-Communications TCI ventures
                           Group Class A (NON)                                             310,969
 ....................................................................................................
                  15,500   Travelers Group Inc.                                            939,678
----------------------------------------------------------------------------------------------------
                                                                                         4,465,848
----------------------------------------------------------------------------------------------------
Lodging (1.7%)
 ....................................................................................................
                  10,400   Carnival Corp. Class A                                          412,100
 ....................................................................................................
                   5,300   Marriott International, Inc. Class A                            171,588
----------------------------------------------------------------------------------------------------
                                                                                           583,688
----------------------------------------------------------------------------------------------------
Medical Supplies and Devices (0.3%)
 ....................................................................................................
                   1,300   McKesson Corp.                                                  105,625
----------------------------------------------------------------------------------------------------
Oil and Gas (1.6%)
 ....................................................................................................
                   2,500   Cooper Cameron Corp. (NON)                                      127,500
 ....................................................................................................
                   4,100   Exxon Corp.                                                     292,381
 ....................................................................................................
                   1,800   Western Atlas, Inc. (NON)                                       152,775
----------------------------------------------------------------------------------------------------
                                                                                           572,656
----------------------------------------------------------------------------------------------------
Pharmaceuticals (10.5%)
 ....................................................................................................
                   5,700   Bristol-Myers Squibb Co.                                        655,144
 ....................................................................................................
                   5,400   Lilly (Eli) & Co.                                               356,738
 ....................................................................................................
                   2,700   Merck & Co., Inc.                                               361,125
 ....................................................................................................
                   6,000   Pfizer, Inc.                                                    652,125
 ....................................................................................................
                   3,400   Quintiles Transnational Corp. (NON)                             167,238
 ....................................................................................................
                   6,800   Schering-Plough Corp.                                           623,050
 ....................................................................................................
                  12,500   Warner-Lambert Co.                                              867,188
----------------------------------------------------------------------------------------------------
                                                                                         3,682,608
----------------------------------------------------------------------------------------------------
Publishing (1.7%)
 ....................................................................................................
                   8,600   Gannett Co., Inc.                                               611,138
----------------------------------------------------------------------------------------------------
Retail (12.2%)
 ....................................................................................................
                   9,600   Costco Companies, Inc. (NON)                                    605,400
 ....................................................................................................
                  17,700   CVS Corp.                                                       689,194
 ....................................................................................................
                   9,700   Dayton Hudson Corp.                                             470,450
 ....................................................................................................
                   2,500   Fred Meyer, Inc. (NON)                                          106,250
 ....................................................................................................
                   4,500   Home Depot, Inc. (The)                                          373,781
 ....................................................................................................
                   4,700   Office Depot, Inc. (NON)                                        148,344
 ....................................................................................................
                   8,300   Safeway, Inc. (NON)                                             337,706
 ....................................................................................................
                  14,800   TJX Cos., Inc. (The)                                            357,050
 ....................................................................................................
                  13,500   Wal-Mart Stores, Inc.                                           820,125
 ....................................................................................................
                   9,000   Walgreen Co.                                                    371,813
----------------------------------------------------------------------------------------------------
                                                                                         4,280,113
----------------------------------------------------------------------------------------------------
Telecommunications (4.9%)
 ....................................................................................................
                   4,800   Cisco Systems, Inc. (NON)                                       441,900
 ....................................................................................................
                   8,800   Lucent Technologies, Inc.                                       732,050
 ....................................................................................................
                   3,200   Northern Telecom Ltd. (Canada)                                  181,600
 ....................................................................................................
                   4,800   Tellabs, Inc. (NON)                                             343,800
----------------------------------------------------------------------------------------------------
                                                                                         1,699,350
----------------------------------------------------------------------------------------------------
Transportation (0.8%)
 ....................................................................................................
                   3,400   AMR Corp. (NON)                                                 283,050
----------------------------------------------------------------------------------------------------
Utilities (3.4%)
 ....................................................................................................
                   7,400   American Telephone & Telegraph Co.                              422,725
 ....................................................................................................
                   6,300   Sprint Corp.                                                    444,150
 ....................................................................................................
                   6,600   WorldCom, Inc. (NON)                                            319,688
----------------------------------------------------------------------------------------------------
                                                                                         1,186,563
----------------------------------------------------------------------------------------------------
                           Total Common Stocks
                           (cost $30,327,086)                                          $31,836,714
----------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (14.8%) * (cost $5,164,832)
----------------------------------------------------------------------------------------------------
Principal Amount                                                                             Value
 ....................................................................................................
              $5,164,000   Interest in $750,000,000 joint repurchase
                           agreement dated June 30, 1998 with
                           Goldman, Sachs & Co. due July 1, 1998
                           with respect to various U.S. Treasury
                           obligations - maturity value of
                           $5,164,832 for an effective yield
                           of 5.8%                                                      $5,164,832
----------------------------------------------------------------------------------------------------
                           Total Investments
                           (cost $35,491,918) ***                                      $37,001,546
----------------------------------------------------------------------------------------------------

See page 113 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




Putnam VT Money Market Fund

Portfolio of investments owned
June 30, 1998 (Unaudited)
COMMERCIAL PAPER (90.3%) *
----------------------------------------------------------------------------------------------------
Principal Amount                                                     Maturity Date           Value
 ....................................................................................................

Domestic (63.7%)
 ....................................................................................................
              $5,000,000   Asset Securitization
                           Cooperative Corp. 5.51s                         8/12/98      $4,967,093
 ....................................................................................................
               5,000,000   Bank of New York Co. 5.50s                      2/17/99       4,990,153
 ....................................................................................................
               4,000,000   Bellsouth Capital Funding
                           Corp. 5.52s                                     7/28/98       3,982,827
 ....................................................................................................
               5,000,000   Chevron Transport Corp. 5.54s                   7/13/98       4,989,997
 ....................................................................................................
               5,000,000   Chevron Transport Corp. 5.51s                    8/3/98       4,973,981
 ....................................................................................................
               4,000,000   Ciesco L.P. 5.50s                               7/29/98       3,982,278
 ....................................................................................................
              10,000,000   Corporate Asset Funding
                           Corp. 5.52s                                     8/10/98       9,937,133
 ....................................................................................................
               4,500,000   Corporate Asset Funding
                           Corp. 5.52s                                     7/24/98       4,483,440
 ....................................................................................................
               7,755,000   Corporate Receivables
                           Corp. 5.54s                                     8/11/98       7,704,877
 ....................................................................................................
              10,000,000   Corporate Receivables
                           Corp. 5.54s                                     7/23/98       9,964,606
 ....................................................................................................
               5,000,000   CXC Inc. 5.55s                                  8/18/98       4,962,229
 ....................................................................................................
              10,000,000   CXC Inc. 5.54s                                  8/31/98       9,904,589
 ....................................................................................................
               5,000,000   Delaware Funding Corp.5.53s                     9/21/98       4,936,251
 ....................................................................................................
               5,000,000   Delaware Funding Corp.5.52s                     7/16/98       4,987,733
 ....................................................................................................
               7,190,000   Eureka Securitization Corp. 5.55s               8/27/98       7,125,709
 ....................................................................................................
               6,000,000   Eureka Securitization Corp. 5.54s               8/13/98       5,959,373
 ....................................................................................................
               7,382,000   Falcon Asset Securitization
                           Corp. 6.50s                                      7/1/98       7,380,667
 ....................................................................................................
               2,784,000   Falcon Asset Securitization
                           Corp. 5.55s                                     7/20/98       2,775,416
 ....................................................................................................
               6,000,000   First National Bank
                           of Boston 5.65s                                11/10/98       6,000,000
 ....................................................................................................
               5,000,000   First National Bank
                           of Boston 5.57s                                  7/1/98       5,000,000
 ....................................................................................................
              10,000,000   Florens Container, Inc. (Bank
                           of America Line of Credit
                           (LOC)) 5.50s                                   12/15/98       9,743,333
 ....................................................................................................
               6,000,000   Ford Motor Credit Co. 5.52s                     7/15/98       5,986,200
 ....................................................................................................
               5,000,000   Ford Motor Credit Co.
                           of Puerto Rico 5.53s                             7/2/98       4,998,464
 ....................................................................................................
               5,000,000   Ford Motor Credit Co.
                           of Puerto Rico 5.51s                            8/17/98       4,963,267
 ....................................................................................................
               7,000,000   General Electric Capital
                           Corp. 5.52s                                     7/14/98       6,984,973
 ....................................................................................................
               5,000,000   General Electric Capital
                           Corp. 5.50s                                    10/23/98       4,912,153
 ....................................................................................................
               5,000,000   General Electric Capital
                           Corp. 5.46s                                      9/9/98       4,946,158
 ....................................................................................................
               6,000,000   General Motors Acceptance
                           Corp. 5.53s                                     7/31/98       5,971,428
 ....................................................................................................
              17,500,000   Goldman Sachs Group 6.25s                        7/1/98      17,496,962
 ....................................................................................................
               5,000,000   Household Finance Corp. 5.52s                    8/5/98       4,972,400
 ....................................................................................................
               7,000,000   International Business
                           Machines Co. 5.51s                               7/9/98       6,990,358
 ....................................................................................................
               4,000,000   Morgan (J.P.) & Co., Inc. 5.51s                 11/5/98       3,921,636
 ....................................................................................................
               6,000,000   Morgan (J.P.) & Co., Inc. 5.50s                11/17/98       5,871,667
 ....................................................................................................
               5,000,000   National Rural Utilities
                           Cooperative Finance Corp. 5.47s                  7/9/98       4,993,163
 ....................................................................................................
               5,000,000   Nationsbank Corp. 5.42s                         10/8/98       4,924,722
 ....................................................................................................
               5,000,000   Nationsbank Corp. 5.38s                         8/27/98       4,957,353
 ....................................................................................................
               4,000,000   Orix America, Inc. (Bank
                           of America (LOC)) 5.33s                         10/9/98       3,940,186
 ....................................................................................................
               5,000,000   Pemex Capital, Inc. 5.53s                       8/12/98       4,966,974
 ....................................................................................................
               5,000,000   Pemex Capital, Inc. 5.47s                        7/8/98       4,993,922
 ....................................................................................................
               5,000,000   Preferred Receivable
                           Fundings Corp. 5.52s                            8/11/98       4,967,800
 ....................................................................................................
              10,000,000   Preferred Receivable
                           Fundings Corp. 5.51s                            7/10/98       9,984,694
 ....................................................................................................
               7,000,000   Sheffield Receivables
                           Corp. 5.52s                                     8/20/98       6,945,260
 ....................................................................................................
               8,000,000   Sheffield Receivables
                           Corp. 5.52s                                      7/7/98       7,991,413
 ....................................................................................................
               3,310,000   Walt Disney Co. 5.5s                             8/3/98       3,292,806
 ....................................................................................................
              10,000,000   Windmill Funding Corp. 6.50s                     7/1/98       9,998,194
 ....................................................................................................
               5,000,000   Windmill Funding Corp. 5.6s                     7/29/98       4,977,444
----------------------------------------------------------------------------------------------------
                                                                                       283,701,282
----------------------------------------------------------------------------------------------------
Foreign (26.6%)
 ....................................................................................................
               5,000,000   Abbey National North
                           America Corp. 5.42s
                           (United Kingdom)                                8/24/98       4,958,829
 ....................................................................................................
               5,000,000   ABN AMRO North American
                           Finance 5.435s (Netherlands)                    9/25/98       4,934,682
 ....................................................................................................
               4,500,000   Banco Nacional de Mexico
                           (Barclays Bank (LOC)) 5.50s
                           (United Kingdom)                                 8/4/98       4,475,938
 ....................................................................................................
               3,000,000   Banco Nacional de Mexico
                           (Barclays Bank (LOC)) 5.46s
                           (United Kingdom)                               10/13/98       2,952,225
 ....................................................................................................
               5,000,000   Banco Nacional de Mexico
                           (Barclays Bank (LOC)) 5.47s
                           (United KIngdom)                               10/13/98       4,920,229
 ....................................................................................................
               3,000,000   Banco Nacional de Mexico
                           (Barclays Bank (LOC)) 5.52s
                           (United Kingdom)                               10/28/98       2,944,800
 ....................................................................................................
               6,000,000   Commerzbank AG 5.68s
                           (Germany)                                        3/4/99       5,996,202
 ....................................................................................................
               5,000,000   Commonwealth Bank
                           of Australia 5.51s (Australia)                  8/28/98       4,954,849
 ....................................................................................................
               4,000,000   Commonwealth Bank
                           of Australia 5.45s (Australia)                 10/19/98       3,932,783
 ....................................................................................................
               5,000,000   Contifinancial Corp.
                           (Dresdner Bank AG (LOC))
                           5.49s (Germany)                                 7/21/98       4,983,988
 ....................................................................................................
               5,000,000   Contifinancial Corp.
                           (Dresdner Bank AG (LOC))
                           5.48s, (Germany)                                7/15/98       4,988,583
 ....................................................................................................
               5,000,000   Credit Suisse First Boston
                           5.54s (Switzerland)                             7/16/98       4,987,689
 ....................................................................................................
               5,000,000   Credit Suisse First Boston
                           5.52s (Switzerland)                             7/17/98       4,986,967
 ....................................................................................................
               8,000,000   Demir Funding Corp.
                           (Bayerische Vereinsbank
                           (LOC)) 5.52s (Germany)                          7/13/98       7,984,053
 ....................................................................................................
               6,000,000   Den Danske Corp. Inc. 5.50s
                           (Denmark)                                       7/22/98       5,980,281
 ....................................................................................................
               5,000,000   Den Danske Corp. Inc. 5 .47s
                           (Denmark)                                       9/28/98       4,931,625
 ....................................................................................................
               5,000,000   Diageo Capital PLC 5.52
                           (United Kingdom)                                 8/6/98       4,971,633
 ....................................................................................................
               7,000,000   Garanti Funding Corp.
                           (Bayerische Vereinsbank BVB
                           (LOC)) 5.46s (Germany)                          7/30/98       6,967,858
 ....................................................................................................
               7,000,000   Glencore Finance Services
                           (Union Bank (LOC)) 5.57s
                           (Switzerland)                                   7/10/98       6,989,169
 ....................................................................................................
               6,000,000   Svenska Handelsbanken
                           5.51s (Sweden)                                 11/16/98       5,872,352
 ....................................................................................................
               5,000,000   Svenska Handelsbanken
                           5.44s (Sweden)                                  8/24/98       4,958,444
 ....................................................................................................
               5,000,000   Toronto Dominion Holdings
                           5.71s (Canada)                                  5/24/99       4,996,099
 ....................................................................................................
               5,000,000   Transportation De Gas del
                           Sur S.A. (Dresdner Bank AG
                           (LOC)) 5.55s (Germany)                          7/22/98       4,983,042
----------------------------------------------------------------------------------------------------
                                                                                      $118,652,320
----------------------------------------------------------------------------------------------------
                           Total Commercial Paper
                           (cost $402,353,602)                                        $402,353,602
----------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT (10.3%) *
----------------------------------------------------------------------------------------------------
Principal Amount                                                     Maturity Date           Value
 ....................................................................................................
Domestic (1.1%)
 ....................................................................................................
              $5,000,000   Morgan (J.P.) & Co., Inc. 5.55s                  8/7/98      $4,997,075
----------------------------------------------------------------------------------------------------
Foreign (9.2%)
 ....................................................................................................
               5,000,000   ABN AMRO Bank NV 5.60s
                           (Netherlands)                                    9/3/98       4,999,992
 ....................................................................................................
               5,000,000   Banque Nationale De Paris
                           5.61s (France)                                   9/3/98       4,999,992
 ....................................................................................................
               5,000,000   Canadian Imperial Bank
                           of Commerce 5.66s (Canada)                      2/26/99       4,998,413
 ....................................................................................................
               5,000,000   Deutsche Bank 5.65s (Germany)                    7/6/98       5,000,076
 ....................................................................................................
               4,000,000   Deutsche Bank 5.50s (Germany)                    7/8/98       3,995,111
 ....................................................................................................
               4,000,000   Societe Generale 5.785s
                           (France)                                        5/12/99       3,998,787
 ....................................................................................................
               3,000,000   Societe Generale 5.70s (France)                  3/3/99       2,998,563
 ....................................................................................................
              10,000,000   Westpac Banking Corp 5.97s
                           (Australia)                                     8/13/98       9,999,657
----------------------------------------------------------------------------------------------------
                                                                                       $40,990,591
----------------------------------------------------------------------------------------------------
                           Total Certificates of Deposit
                           (cost $45,987,666)                                          $45,987,666
----------------------------------------------------------------------------------------------------
BANK NOTES (1.1%) * (cost $5,000,000)
----------------------------------------------------------------------------------------------------
Principal Amount                                                     Maturity Date           Value
 ....................................................................................................
              $5,000,000   Westpac Banking Corp
                           6.00s (Australia)                              12/11/98      $5,000,000
----------------------------------------------------------------------------------------------------
                           Total Investments
                           (cost $453,341,268) ***                                    $453,341,268
----------------------------------------------------------------------------------------------------
Diversification by Country
----------------------------------------------------------------------------------------------------
Distribution of investments by country of issue at
June 30, 1998: (as a percentage of Market Value)
----------------------------------------------------------------------------------------------------
Australia                                                                                      5.3%
 ....................................................................................................
Canada                                                                                         2.2
 ....................................................................................................
Denmark                                                                                        2.4
 ....................................................................................................
France                                                                                         2.6
 ....................................................................................................
Germany                                                                                        9.9
 ....................................................................................................
Netherlands                                                                                    2.2
 ....................................................................................................
Sweden                                                                                         2.4
 ....................................................................................................
Switzerland                                                                                    3.7
 ....................................................................................................
United Kingdom                                                                                 5.6
 ....................................................................................................
United States                                                                                 63.7
----------------------------------------------------------------------------------------------------
Total                                                                                        100.0%
----------------------------------------------------------------------------------------------------

See page 113 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





Putnam VT New Opportunities Fund

Portfolio of investments owned
June 30, 1998 (Unaudited)
COMMON STOCKS (96.2%) *
----------------------------------------------------------------------------------------------------
Number of Shares                                                                             Value
 ....................................................................................................

Advertising (1.6%)
 ....................................................................................................
                 406,650   Lamar Advertising Co. (NON)                                 $14,588,569
 ....................................................................................................
               1,326,513   Outdoor Systems, Inc. (NON)                                  37,142,350
----------------------------------------------------------------------------------------------------
                                                                                        51,730,919
----------------------------------------------------------------------------------------------------
Apparel (0.2%)
 ....................................................................................................
                 345,800   Wolverine World Wide, Inc.                                    7,499,538
----------------------------------------------------------------------------------------------------
Banks (0.8%)
 ....................................................................................................
                 145,900   BankAmerica Corp.                                            12,611,231
 ....................................................................................................
                 510,400   TCF Financial Corp.                                          15,056,800
----------------------------------------------------------------------------------------------------
                                                                                        27,668,031
----------------------------------------------------------------------------------------------------
Broadcasting (6.8%)
 ....................................................................................................
               2,025,700   CBS Corp.                                                    64,315,975
 ....................................................................................................
                 766,400   Chancellor Media Corp. (NON)                                 38,056,550
 ....................................................................................................
                 669,215   Clear Channel Communications, Inc. (NON)                     73,028,087
 ....................................................................................................
                 151,400   Heftel Broadcasting Corp. Class A (NON)                       6,775,150
 ....................................................................................................
                 795,800   Sinclair Broadcast Group, Inc. Class A (NON)                 22,879,250
 ....................................................................................................
                 330,600   Univision Communications Inc. Class A (NON)                  12,314,850
 ....................................................................................................
                 253,000   Westwood One, Inc. (NON)                                      6,380,344
----------------------------------------------------------------------------------------------------
                                                                                       223,750,206
----------------------------------------------------------------------------------------------------
Building Products (0.1%)
 ....................................................................................................
                 169,500   Barnett, Inc. (NON)                                           3,432,375
----------------------------------------------------------------------------------------------------
Business Services (6.2%)
 ....................................................................................................
                 669,200   Accustaff, Inc. (NON)                                        20,912,500
 ....................................................................................................
                 291,800   Affiliated Computer Services, Inc.
                           Class A (NON)                                                11,234,300
 ....................................................................................................
                 116,400   Airgas, Inc. (NON)                                            1,673,250
 ....................................................................................................
                 179,100   Applied Graphics Technologies, Inc. (NON)                     8,193,825
 ....................................................................................................
                 342,400   Interim Services Inc. (NON)                                  10,999,600
 ....................................................................................................
                 318,700   Metamor Worldwide, Inc. (NON)                                11,214,256
 ....................................................................................................
                 131,100   NOVA Corp./Georgia (NON)                                      4,686,825
 ....................................................................................................
                 707,925   Paychex, Inc.                                                28,803,698
 ....................................................................................................
                 267,200   Pitney Bowes, Inc.                                           12,859,000
 ....................................................................................................
                 396,800   PMT Services, Inc. (NON)                                     10,093,600
 ....................................................................................................
                 329,400   Renaissance Worldwide, Inc.                                   7,164,450
 ....................................................................................................
               2,923,700   Rentokil Group PLC (United Kingdom)                          21,004,852
 ....................................................................................................
                 547,700   Robert Half International, Inc. (NON)                        30,602,738
 ....................................................................................................
                 210,711   Select Appointments Holdings PLC ADR
                           (United Kingdom)                                              6,215,975
 ....................................................................................................
                 378,900   Snyder Communications, Inc. (NON)                            16,671,600
----------------------------------------------------------------------------------------------------
                                                                                       202,330,469
----------------------------------------------------------------------------------------------------
Cable Television (2.0%)
 ....................................................................................................
                 239,900   Tele-Comm Liberty Media Group, Inc.
                           Class A (NON)                                                 9,311,119
 ....................................................................................................
               1,459,300   Tele-Communications, Inc. Class A, (NON)                     56,091,844
----------------------------------------------------------------------------------------------------
                                                                                        65,402,963
----------------------------------------------------------------------------------------------------
Communications (0.9%)
 ....................................................................................................
                 685,000   MediaOne Group Inc. (NON)                                    30,097,188
----------------------------------------------------------------------------------------------------
Computer Services (5.2%)
 ....................................................................................................
                 949,600   America Online, Inc. (NON)                                  100,657,600
 ....................................................................................................
                 296,200   Cambridge Technology Partners, Inc. (NON)                    16,179,925
 ....................................................................................................
                 148,700   CheckFree Holdings Corp. (NON)                                4,377,356
 ....................................................................................................
                 301,600   Ciber, Inc. (NON)                                            11,460,800
 ....................................................................................................
                 159,100   Computer Horizons Corp. (NON)                                 5,896,644
 ....................................................................................................
                 134,900   Sapient Corp. (NON)                                           7,115,975
 ....................................................................................................
                 476,200   Sterling Commerce, Inc. (NON)                                23,095,700
 ....................................................................................................
                  85,500   Whittman-Hart, Inc. (NON)                                     4,136,063
----------------------------------------------------------------------------------------------------
                                                                                       172,920,063
----------------------------------------------------------------------------------------------------
Computer Software (11.1%)
 ....................................................................................................
                  63,800   Aspect Development, Inc. (NON)                                4,824,875
 ....................................................................................................
                 263,300   BMC Software, Inc. (NON)                                     13,675,144
 ....................................................................................................
               1,074,000   Cadence Design Systems, Inc. (NON)                           33,562,500
 ....................................................................................................
                 387,000   CBT Group Public Ldt. Co. ADR
                           (Ireland) (NON)                                              20,704,500
 ....................................................................................................
               1,182,200   Computer Associates International, Inc.                      65,685,988
 ....................................................................................................
                 596,400   Compuware Corp. (NON)                                        30,490,950
 ....................................................................................................
                 352,000   Electronic Arts, Inc. (NON)                                  19,008,000
 ....................................................................................................
               1,202,200   EMC Corp. (NON)                                              53,873,588
 ....................................................................................................
                 304,400   Harbinger Corp. (NON)                                         7,362,675
 ....................................................................................................
                 117,700   Intuit, Inc. (NON)                                            7,209,125
 ....................................................................................................
                 395,000   Microsoft Corp. (NON)                                        42,808,125
 ....................................................................................................
                 952,600   Parametric Technology Corp. (NON)                            25,839,275
 ....................................................................................................
                 183,800   Remedy Corp. (NON)                                            3,124,600
 ....................................................................................................
                 331,600   Saville Systems Ireland PLC ADR
                           (Ireland) (NON)                                              16,621,450
 ....................................................................................................
                 117,000   Software AG Systems, Inc. (NON)                               3,422,250
 ....................................................................................................
                 337,600   Synopsys, Inc. (NON)                                         15,445,200
 ....................................................................................................
                  77,500   Viasoft, Inc. (NON)                                           1,254,531
----------------------------------------------------------------------------------------------------
                                                                                       364,912,776
----------------------------------------------------------------------------------------------------
Conglomerates (1.3%)
 ....................................................................................................
                 658,600   Tyco International Ltd. (NON)                                41,491,800
----------------------------------------------------------------------------------------------------
Consumer Products (1.5%)
 ....................................................................................................
                 264,300   American Brands, Inc.                                        23,258,400
 ....................................................................................................
                 163,500   Central Garden and Pet Co. (NON)                              5,088,938
 ....................................................................................................
                 224,100   Procter & Gamble Co.                                         20,407,106
----------------------------------------------------------------------------------------------------
                                                                                        48,754,444
----------------------------------------------------------------------------------------------------
Consumer Services (1.6%)
 ....................................................................................................
               2,488,085   Cendant Corp. (NON)                                          51,938,769
----------------------------------------------------------------------------------------------------
Cosmetics (0.6%)
 ....................................................................................................
                 294,600   Estee Lauder Cos. Class A                                    20,529,938
----------------------------------------------------------------------------------------------------
Education Services (0.2%)
 ....................................................................................................
                 221,350   Apollo Group, Inc. Class A (NON)                              7,318,384
----------------------------------------------------------------------------------------------------
Electric Utilities (0.1%)
 ....................................................................................................
                 124,873   CalEnergy, Inc. (NON)                                         3,753,995
----------------------------------------------------------------------------------------------------
Electronics and Electrical Equipment (2.4%)
 ....................................................................................................
                 443,400   General Electric Co.                                         40,349,400
 ....................................................................................................
                 315,800   Illinois Tool Works, Inc.                                    21,059,913
 ....................................................................................................
                 162,300   Sanmina Corp. (NON)                                           7,039,763
 ....................................................................................................
                  98,300   Uniphase Corp. (NON)                                          6,171,397
 ....................................................................................................
                  63,100   Waters Corp. (NON)                                            3,718,956
----------------------------------------------------------------------------------------------------
                                                                                        78,339,429
----------------------------------------------------------------------------------------------------
Energy-Related (0.6%)
 ....................................................................................................
                 100,600   AES Corp. (NON)                                               5,287,788
 ....................................................................................................
                 421,200   Thermo Electron Corp. (NON)                                  14,399,775
----------------------------------------------------------------------------------------------------
                                                                                        19,687,563
----------------------------------------------------------------------------------------------------
Entertainment (1.2%)
 ....................................................................................................
                 324,200   Time Warner, Inc.                                            27,698,838
 ....................................................................................................
                 198,500   Viacom, Inc. Class B (NON)                                   11,562,625
----------------------------------------------------------------------------------------------------
                                                                                        39,261,463
----------------------------------------------------------------------------------------------------
Environmental Control (0.2%)
 ....................................................................................................
                  70,200   American Disposal Services, Inc. (NON)                        3,290,625
 ....................................................................................................
                 133,400   Eastern Environmental Services, Inc. (NON)                    4,535,600
----------------------------------------------------------------------------------------------------
                                                                                         7,826,225
----------------------------------------------------------------------------------------------------
Environmental Services (1.1%)
 ....................................................................................................
                 307,100   Allied Waste Industries, Inc. (NON)                           7,370,400
 ....................................................................................................
                 558,900   USA Waste Services, Inc. (NON)                               27,595,688
----------------------------------------------------------------------------------------------------
                                                                                        34,966,088
----------------------------------------------------------------------------------------------------
Financial Services (4.5%)
 ....................................................................................................
                 196,120   American Express Co.                                         22,357,680
 ....................................................................................................
                 237,900   AMRESCO, Inc. (NON)                                           6,928,838
 ....................................................................................................
                 337,800   Finova Group, Inc.                                           19,127,925
 ....................................................................................................
                 281,500   FIRSTPLUS Financial Group, Inc. (NON)                        10,134,000
 ....................................................................................................
                 610,700   MBNA Corp.                                                   20,153,100
 ....................................................................................................
                 222,200   Merrill Lynch & Co., Inc.                                    20,497,950
 ....................................................................................................
                 283,200   Morgan Stanley, Dean Witter,
                           Discover and Co.                                             25,877,400
 ....................................................................................................
                 299,900   Sirrom Capital Corp.                                          7,797,400
 ....................................................................................................
                 795,900   Tele-Communications TCI ventures
                           Group Class A (NON)                                          15,967,744
----------------------------------------------------------------------------------------------------
                                                                                       148,842,037
----------------------------------------------------------------------------------------------------
Food and Beverages (1.0%)
 ....................................................................................................
                 537,000   Coca-Cola Enterprises, Inc.                                  21,077,250
 ....................................................................................................
                 246,800   Twinlab Corp. (NON)                                          10,782,075
----------------------------------------------------------------------------------------------------
                                                                                        31,859,325
----------------------------------------------------------------------------------------------------
Funeral/Cemetery Services (1.7%)
 ....................................................................................................
                 510,100   Service Corp. International                                  21,870,538
 ....................................................................................................
               1,271,000   Stewart Enterprises, Inc. Class A                            33,840,375
----------------------------------------------------------------------------------------------------
                                                                                        55,710,913
----------------------------------------------------------------------------------------------------
Health Care Information Systems (2.2%)
 ....................................................................................................
               2,078,800   HBO & Co.                                                    73,277,700
----------------------------------------------------------------------------------------------------
Health Care Services (5.0%)
 ....................................................................................................
                 157,200   ABR Information Services, Inc. (NON)                          3,733,500
 ....................................................................................................
                 290,150   Cardinal Health, Inc.                                        27,201,563
 ....................................................................................................
                 155,796   CareMatrix Corp. (NON)                                        4,196,755
 ....................................................................................................
                 467,900   Concentra Managed Care, Inc. (NON)                           12,165,400
 ....................................................................................................
               1,265,100   HEALTHSOUTH Corp. (NON)                                      33,762,356
 ....................................................................................................
                 193,600   Henry Schein, Inc. (NON)                                      8,929,800
 ....................................................................................................
                 476,900   Lincare Holdings, Inc. (NON)                                 20,059,606
 ....................................................................................................
                 470,200   Omnicare, Inc.                                               17,926,375
 ....................................................................................................
                 120,400   Parexel International Corp. (NON)                             4,379,550
 ....................................................................................................
                 138,600   Quintiles Transnational Corp. (NON)                           6,817,388
 ....................................................................................................
                 727,539   Total Renal Care Holdings, Inc. (NON)                        25,100,096
----------------------------------------------------------------------------------------------------
                                                                                       164,272,389
----------------------------------------------------------------------------------------------------
Hospital Management (1.4%)
 ....................................................................................................
               1,402,100   Health Management Assoc., Inc. (NON)                         46,882,719
----------------------------------------------------------------------------------------------------
Information Systems (0.2%)
 ....................................................................................................
                 220,300   Mastech Corp. (NON)                                           6,195,938
----------------------------------------------------------------------------------------------------
Insurance (1.5%)
 ....................................................................................................
                 131,300   American International Group, Inc.                           19,169,800
 ....................................................................................................
                 471,800   Travelers Group Inc.                                         28,602,875
----------------------------------------------------------------------------------------------------
                                                                                        47,772,675
----------------------------------------------------------------------------------------------------
Leisure (0.1%)
 ....................................................................................................
                 163,400   Signature Resorts, Inc. (NON)                                 2,696,100
----------------------------------------------------------------------------------------------------
Lodging (1.4%)
 ....................................................................................................
                 892,068   Extended Stay America, Inc. (NON)                            10,035,765
 ....................................................................................................
                 183,400   Marriott International, Inc. Class A                          5,937,575
 ....................................................................................................
                 361,000   Prime Hospitality Corp. (NON)                                 6,294,938
 ....................................................................................................
                 658,105   Promus Hotel Corp. (NON)                                     25,337,043
----------------------------------------------------------------------------------------------------
                                                                                        47,605,321
----------------------------------------------------------------------------------------------------
Medical Management Services (0.3%)
 ....................................................................................................
                  73,300   NCS HealthCare, Inc. Class A (NON)                            2,089,050
 ....................................................................................................
                 165,600   Pediatrix Medical Group, Inc. (NON)                           6,158,250
----------------------------------------------------------------------------------------------------
                                                                                         8,247,300
----------------------------------------------------------------------------------------------------
Medical Supplies and Devices (1.2%)
 ....................................................................................................
                 207,300   Boston Scientific Corp. (NON)                                14,847,863
 ....................................................................................................
                 197,800   Centocor, Inc. (NON)                                          7,170,250
 ....................................................................................................
                 658,700   Sybron International Corp. (NON)                             16,632,175
----------------------------------------------------------------------------------------------------
                                                                                        38,650,288
----------------------------------------------------------------------------------------------------
Networking (0.5%)
 ....................................................................................................
                 176,300   CIENA Corp. (NON)                                            12,274,888
 ....................................................................................................
                 166,200   Teleglobe Inc.                                                4,404,300
----------------------------------------------------------------------------------------------------
                                                                                        16,679,188
----------------------------------------------------------------------------------------------------
Networking and Communications Equipment (1.6%)
 ....................................................................................................
                 513,500   Ascend Communications, Inc. (NON)                            25,450,344
 ....................................................................................................
                 238,600   Cisco Systems, Inc. (NON)                                    21,966,113
 ....................................................................................................
                 227,700   FORE Systems, Inc. (NON)                                      6,034,050
----------------------------------------------------------------------------------------------------
                                                                                        53,450,507
----------------------------------------------------------------------------------------------------
Nursing Homes (0.4%)
 ....................................................................................................
                 360,400   Health Care & Retirement Corp. (NON)                         14,213,275
----------------------------------------------------------------------------------------------------
Office Equipment (0.5%)
 ....................................................................................................
                 492,100   Viking Office Products, Inc. (NON)                           15,439,638
----------------------------------------------------------------------------------------------------
Oil and Gas (0.2%)
 ....................................................................................................
                 112,500   National-Oilwell, Inc. (NON)                                  3,016,406
 ....................................................................................................
                  66,600   Smith International, Inc. (NON)                               2,318,513
----------------------------------------------------------------------------------------------------
                                                                                         5,334,919
----------------------------------------------------------------------------------------------------
Pharmaceuticals and Biotechnology (7.5%)
 ....................................................................................................
                 279,300   Bristol-Myers Squibb Co.                                     32,102,044
 ....................................................................................................
                 284,400   Dura Pharmaceuticals, Inc. (NON)                              6,363,450
 ....................................................................................................
                 652,500   Elan Corp. PLC ADR (Ireland) (NON)                           41,963,906
 ....................................................................................................
                 284,500   Gilead Sciences, Inc. (NON)                                   9,121,781
 ....................................................................................................
                 153,100   Jones Medical Industries, Inc.                                5,071,438
 ....................................................................................................
                 163,200   Medicis Pharmaceutical Corp. Class A (NON)                    5,956,800
 ....................................................................................................
                 363,100   Pfizer, Inc.                                                 39,464,431
 ....................................................................................................
                 504,100   Schering-Plough Corp.                                        46,188,144
 ....................................................................................................
                 102,900   Sepracor, Inc. (NON)                                          4,270,350
 ....................................................................................................
                 125,400   Transkaryotic Therapies, Inc. (Malaysia) (NON)                3,229,050
 ....................................................................................................
                  91,600   Vertex Pharmaceuticals, Inc. (NON)                            2,061,000
 ....................................................................................................
                 750,600   Warner-Lambert Co.                                           52,072,875
----------------------------------------------------------------------------------------------------
                                                                                       247,865,269
----------------------------------------------------------------------------------------------------
Restaurants (1.0%)
 ....................................................................................................
               1,796,398   J.D. Wetherspoon PLC (United Kingdom)                         8,623,918
 ....................................................................................................
                 303,400   Landry's Seafood Restaurants, Inc. (NON)                      5,489,644
 ....................................................................................................
                 305,300   Papa Johns International, Inc. (NON)                         12,040,269
 ....................................................................................................
                 122,400   Starbucks Corp. (NON)                                         6,540,750
----------------------------------------------------------------------------------------------------
                                                                                        32,694,581
----------------------------------------------------------------------------------------------------
Retail (8.9%)
 ....................................................................................................
                 591,500   Bed Bath & Beyond, Inc. (NON)                                30,647,094
 ....................................................................................................
                 425,800   Borders Group, Inc. (NON)                                    15,754,600
 ....................................................................................................
                 751,300   Costco Companies, Inc. (NON)                                 47,378,856
 ....................................................................................................
                 659,600   CVS Corp.                                                    25,683,175
 ....................................................................................................
                 255,525   Dollar Tree Stores, Inc. (NON)                               10,380,703
 ....................................................................................................
                 105,600   Fred Meyer, Inc. (NON)                                        4,488,000
 ....................................................................................................
                 374,000   Home Depot, Inc. (The)                                       31,065,375
 ....................................................................................................
                  85,700   Kohls Corp. (NON)                                             4,445,688
 ....................................................................................................
                 447,100   Office Depot, Inc. (NON)                                     14,111,594
 ....................................................................................................
                 518,300   Officemax, Inc. (NON)                                         8,551,950
 ....................................................................................................
                 554,900   Rexall Sundown, Inc. (NON)                                   19,560,225
 ....................................................................................................
                 536,000   Rite Aid Corp.                                               20,133,500
 ....................................................................................................
                 197,000   Stage Stores, Inc. (NON)                                      8,914,250
 ....................................................................................................
                 753,000   TJX Cos., Inc. (The)                                         18,166,125
 ....................................................................................................
                 561,900   Wal-Mart Stores, Inc.                                        34,135,425
----------------------------------------------------------------------------------------------------
                                                                                       293,416,560
----------------------------------------------------------------------------------------------------
Semiconductors (1.5%)
 ....................................................................................................
                 545,000   Analog Devices, Inc. (NON)                                   13,386,563
 ....................................................................................................
                 147,200   Galileo Technology Ltd. (Israel) (NON)                        1,987,200
 ....................................................................................................
                 268,000   Linear Technology Corp.                                      16,163,750
 ....................................................................................................
                 533,900   Maxim Integrated Products Inc. (NON)                         16,917,956
----------------------------------------------------------------------------------------------------
                                                                                        48,455,469
----------------------------------------------------------------------------------------------------
Telecommunications (2.7%)
 ....................................................................................................
                 222,000   Advanced Fibre Communications (NON)                           8,893,875
 ....................................................................................................
                 354,600   Aspect Telecommunications Corp. (NON)                         9,707,175
 ....................................................................................................
                 266,800   E. Spire Communications, Inc. (NON)                           6,019,675
 ....................................................................................................
                 119,600   Global Telesystems Group Inc. (NON)                           5,830,500
 ....................................................................................................
                 379,100   Northern Telecom Ltd. (Canada)                               21,513,925
 ....................................................................................................
                 201,400   P-Com, Inc. (NON)                                             1,844,069
 ....................................................................................................
                 355,450   PanAmSat Corp. (NON)                                         20,216,219
 ....................................................................................................
                 200,000   Tellabs, Inc. (NON)                                          14,325,000
 ....................................................................................................
                       1   U S West, Inc.                                                       59
----------------------------------------------------------------------------------------------------
                                                                                        88,350,497
----------------------------------------------------------------------------------------------------
Telephone Services (3.8%)
 ....................................................................................................
                 347,800   Intermedia Communications, Inc. (NON)                        14,585,863
 ....................................................................................................
                 451,400   Lucent Technologies, Inc.                                    37,550,840
 ....................................................................................................
                 139,700   McLeod, Inc. Class A (NON)                                    5,430,838
 ....................................................................................................
                  95,300   Metromedia Fiber Network, Inc. Class A (NON)                  4,443,363
 ....................................................................................................
                 247,000   NEXTLINK Communications, Inc. Class A (NON)                   9,355,125
 ....................................................................................................
                 364,200   Qwest Communications International, Inc. (NON)               12,701,475
 ....................................................................................................
                 117,000   RSL Communications, Ltd. Class A (NON)                        3,510,000
 ....................................................................................................
                 305,300   Sprint Corp.                                                 21,523,650
 ....................................................................................................
                 109,700   Tel-Save Holdings, Inc. (NON)                                 1,618,075
 ....................................................................................................
                 310,000   WorldCom, Inc. (NON)                                         15,015,625
----------------------------------------------------------------------------------------------------
                                                                                       125,734,854
----------------------------------------------------------------------------------------------------
Telephone Utilities (0.5%)
 ....................................................................................................
                 264,400   American Telephone & Telegraph Co.                           15,103,850
----------------------------------------------------------------------------------------------------
Wireless Communications (0.9%)
 ....................................................................................................
                 407,000   AirTouch Communications, Inc. (NON)                          23,784,063
 ....................................................................................................
                 153,000   Clearnet Communications, Inc. Class A,
                           (Canada) (NON)                                                1,683,000
 ....................................................................................................
                 208,000   NEXTEL Communications, Inc. Class A (NON)                     5,174,000
----------------------------------------------------------------------------------------------------
                                                                                        30,641,063
----------------------------------------------------------------------------------------------------
                           Total Common Stocks
                           (cost $2,186,855,752)                                    $3,163,005,001
----------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (3.1%) *
----------------------------------------------------------------------------------------------------
Principal Amount                                                                             Value
 ....................................................................................................
             $25,000,000   Ciesco L.P. effective yield of 5.52%,
                           July 16, 1998                                               $24,942,500
 ....................................................................................................
              78,116,000   Interest in $511,687,000 joint repurchase
                           agreement dated June 30, 1998 with
                           S.B.C. Warburg Inc. due July 1, 1998 wiith
                           respect to various U.S. Treasury
                           obligations - maturity value of
                           $78,128,585 for an effective yield
                           of 5.8%                                                      78,128,585
----------------------------------------------------------------------------------------------------
                           Total Short-Term Investments
                           (cost $103,071,085)                                        $103,071,085
----------------------------------------------------------------------------------------------------
                           Total Investments
                           (cost $2,289,926,837) ***                                $3,266,076,086
----------------------------------------------------------------------------------------------------

See page 113 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



Putnam VT New Value Fund

Portfolio of investments owned
June 30, 1998 (Unaudited)
COMMON STOCKS (92.9%) *
----------------------------------------------------------------------------------------------------
Number of Shares                                                                             Value
 ....................................................................................................

Aerospace and Defense (1.0%)
 ....................................................................................................
                  58,100   Boeing Co.                                                   $2,589,081
----------------------------------------------------------------------------------------------------
Automotive (4.3%)
 ....................................................................................................
                 107,900   Ford Motor Co.                                                6,366,100
 ....................................................................................................
                  85,000   Lear Corp. (NON)                                              4,361,563
----------------------------------------------------------------------------------------------------
                                                                                        10,727,663
----------------------------------------------------------------------------------------------------
Basic Industrial Products (2.6%)
 ....................................................................................................
                 196,200   New Holland N.V. (Netherlands)                                3,850,425
 ....................................................................................................
                  57,300   Owens-Illinois, Inc. (NON)                                    2,564,175
----------------------------------------------------------------------------------------------------
                                                                                         6,414,600
----------------------------------------------------------------------------------------------------
Business Equipment and Services (4.5%)
 ....................................................................................................
                  33,000   IBM Corp.                                                     3,788,813
 ....................................................................................................
                  71,400   NCR Corp. (NON)                                               2,320,500
 ....................................................................................................
                  50,000   Xerox Corp.                                                   5,081,250
----------------------------------------------------------------------------------------------------
                                                                                        11,190,563
----------------------------------------------------------------------------------------------------
Chemicals (1.7%)
 ....................................................................................................
                  55,000   du Pont (E.I.) de Nemours & Co., Ltd.                         4,104,375
----------------------------------------------------------------------------------------------------
Communications (1.2%)
 ....................................................................................................
                  65,000   MediaOne Group, Inc. (NON)                                    2,855,938
----------------------------------------------------------------------------------------------------
Computer Equipment (1.0%)
 ....................................................................................................
                 101,100   Seagate Technology, Inc. (NON)                                2,407,444
----------------------------------------------------------------------------------------------------
Computer Services and Software (1.1%)
 ....................................................................................................
                  49,000   Computer Associates International, Inc.                       2,722,563
----------------------------------------------------------------------------------------------------
Conglomerates (2.2%)
 ....................................................................................................
                 195,500   Ogden Corp.                                                   5,412,906
----------------------------------------------------------------------------------------------------
Consumer Non Durables (2.4%)
 ....................................................................................................
                  90,000   Philip Morris Cos., Inc.                                      3,543,750
 ....................................................................................................
                 101,100   RJR Nabisco Holdings Corp.                                    2,401,125
----------------------------------------------------------------------------------------------------
                                                                                         5,944,875
----------------------------------------------------------------------------------------------------
Electronics and Electrical Equipment (1.1%)
 ....................................................................................................
                  45,200   Texas Instruments, Inc.                                       2,635,725
----------------------------------------------------------------------------------------------------
Entertainment (3.6%)
 ....................................................................................................
                  32,000   Time Warner, Inc.                                             2,734,000
 ....................................................................................................
                 107,000   Viacom, Inc. Class B (NON)                                    6,232,750
----------------------------------------------------------------------------------------------------
                                                                                         8,966,750
----------------------------------------------------------------------------------------------------
Food and Beverages (5.7%)
 ....................................................................................................
                  48,000   Heinz (H.J.) Co.                                              2,694,000
 ....................................................................................................
                  65,900   Nabisco Holdings Corp. Class A                                2,376,510
 ....................................................................................................
                  53,500   The Quaker Oats Co.                                           2,939,156
 ....................................................................................................
                 267,200   Whitman Corp.                                                 6,128,900
----------------------------------------------------------------------------------------------------
                                                                                        14,138,566
----------------------------------------------------------------------------------------------------
Health Care (2.2%)
 ....................................................................................................
                  73,000   Wellpoint Health Networks, Inc. (NON)                         5,402,000
----------------------------------------------------------------------------------------------------
Hospital Management and Medical Services (1.1%)
 ....................................................................................................
                  90,000   Tenet Healthcare Corp. (NON)                                  2,812,500
----------------------------------------------------------------------------------------------------
Insurance and Finance (20.5%)
 ....................................................................................................
                  28,500   Allstate Corp.                                                2,609,531
 ....................................................................................................
                  39,000   American General Corp.                                        2,776,313
 ....................................................................................................
                  67,800   BankAmerica Corp.                                             5,860,463
 ....................................................................................................
                  82,000   Charter One Financial, Inc.                                   2,762,375
 ....................................................................................................
                  15,900   Chase Manhattan Corp.                                         1,200,450
 ....................................................................................................
                  37,500   CIGNA Corp.                                                   2,587,500
 ....................................................................................................
                  16,100   Citicorp                                                      2,402,925
 ....................................................................................................
                  55,000   First Chicago NBD Corp.                                       4,874,375
 ....................................................................................................
                  65,400   KeyCorp                                                       2,329,875
 ....................................................................................................
                  58,600   Lehman Brothers Holding, Inc.                                 4,545,163
 ....................................................................................................
                  21,000   Morgan (J.P.) & Co., Inc.                                     2,459,625
 ....................................................................................................
                  10,000   Reliastar Financial Corp.                                       480,000
 ....................................................................................................
                  67,000   The Equitable Companies, Inc.                                 5,020,813
 ....................................................................................................
                  23,800   Transamerica Corp.                                            2,739,975
 ....................................................................................................
                  39,300   Travelers Group, Inc.                                         2,382,563
 ....................................................................................................
                  63,000   Washington Mutual, Inc.                                       2,736,563
 ....................................................................................................
                   7,700   Wells Fargo & Co.                                             2,841,300
----------------------------------------------------------------------------------------------------
                                                                                        50,609,809
----------------------------------------------------------------------------------------------------
Medical Supplies and Devices (3.4%)
 ....................................................................................................
                  60,000   U.S. Surgical Corp.                                           2,737,500
 ....................................................................................................
                 105,000   Baxter International, Inc.                                    5,650,313
----------------------------------------------------------------------------------------------------
                                                                                         8,387,813
----------------------------------------------------------------------------------------------------
Oil and Gas (11.3%)
 ....................................................................................................
                 138,000   Amoco Corp.                                                   5,744,250
 ....................................................................................................
                  35,700   Atlantic Richfield Co.                                        2,789,063
 ....................................................................................................
                  53,500   British Petroleum PLC ADR
                           (United Kingdom)                                              4,721,375
 ....................................................................................................
                  55,900   Burlington Resources, Inc.                                    2,407,194
 ....................................................................................................
                  70,000   Elf Aquitane ADR (France)                                     4,970,000
 ....................................................................................................
                  63,000   Halliburton Co.                                               2,807,438
 ....................................................................................................
                 145,000   YPF S.A. ADR (Argentina)                                      4,359,063
----------------------------------------------------------------------------------------------------
                                                                                        27,798,383
----------------------------------------------------------------------------------------------------
Paper and Forest Products (1.4%)
 ....................................................................................................
                  80,000   Boise Cascade Corp.                                           2,620,000
 ....................................................................................................
                  84,600   Unisource Worldwide, Inc.                                       914,738
----------------------------------------------------------------------------------------------------
                                                                                         3,534,738
----------------------------------------------------------------------------------------------------
Pharmaceuticals (2.9%)
 ....................................................................................................
                 152,800   Pharmacia & Upjohn, Inc.                                      7,047,900
----------------------------------------------------------------------------------------------------
Publishing (1.1%)
 ....................................................................................................
                  44,000   Times Mirror Co. Class A                                      2,766,500
----------------------------------------------------------------------------------------------------
REIT's (2.9%)
 ....................................................................................................
                  55,900   Equity Residential Properties Trust                           2,651,756
 ....................................................................................................
                  95,000   Starwood Lodging Trust                                        4,589,688
----------------------------------------------------------------------------------------------------
                                                                                         7,241,444
----------------------------------------------------------------------------------------------------
Retail (3.6%)
 ....................................................................................................
                 260,000   K mart Corp. (NON)                                            5,005,000
 ....................................................................................................
                 241,800   Officemax, Inc. (NON)                                         3,989,700
----------------------------------------------------------------------------------------------------
                                                                                         8,994,700
----------------------------------------------------------------------------------------------------
Transportation (1.1%)
 ....................................................................................................
                  27,400   Burlington Northern Santa Fe Corp. (NON)                      2,690,338
----------------------------------------------------------------------------------------------------
Utilities (8.9%)
 ....................................................................................................
                  65,100   American Telephone & Telegraph Co.                            3,718,838
 ....................................................................................................
                 150,000   DPL, Inc.                                                     2,718,750
 ....................................................................................................
                  50,000   Entergy Corp.                                                 1,437,500
 ....................................................................................................
                  50,000   GTE Corp.                                                     2,781,250
 ....................................................................................................
                 120,000   Potomac Electric Power Co.                                    3,007,500
 ....................................................................................................
                  35,700   Sprint Corp.                                                  2,516,850
 ....................................................................................................
                  70,000   Texas Utilities Co.                                           2,913,750
 ....................................................................................................
                  63,512   U S West, Inc.                                                2,985,064
----------------------------------------------------------------------------------------------------
                                                                                        22,079,502
----------------------------------------------------------------------------------------------------
                           Total Common Stocks
                           (cost $219,906,363)                                        $229,476,676
----------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (6.0%) * (cost $14,938,406)
----------------------------------------------------------------------------------------------------
Principal Amount                                                                             Value
 ....................................................................................................
             $14,936,000   Interest in $750,000,000 joint repurchase
                           agreement dated June 30, 1998 with
                           Goldman, Sachs & Co. due July 1, 1998
                           with respect to various U.S. Treasury
                           obligations - maturity value of
                           $14,938,406 for an effective yield
                           of 5.8%                                                     $14,938,406
----------------------------------------------------------------------------------------------------
                           Total Investments
                           (cost $234,844,769) ***                                    $244,415,082
----------------------------------------------------------------------------------------------------
Forward Currency Contracts to Sell at June 30, 1998 (Unaudited)
----------------------------------------------------------------------------------------------------
                              Market           Aggregate           Delivery          Unrealized
                               Value          Face Value               Date        Appreciation
 ....................................................................................................
French Franc              $2,083,829          $2,088,859             8/8/98              $5,030
----------------------------------------------------------------------------------------------------

See page 113 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



Putnam VT OTC & Emerging Growth Fund

Portfolio of investments owned
June 30, 1998 (Unaudited)
COMMON STOCKS (68.6%) *
----------------------------------------------------------------------------------------------------
Number of Shares                                                                             Value
 ....................................................................................................

Advertising (3.0%)
 ....................................................................................................
                   3,207   Lamar Advertising Co. (NON)                                    $115,052
 ....................................................................................................
                   5,567   Outdoor Systems, Inc. (NON)                                     155,876
----------------------------------------------------------------------------------------------------
                                                                                           270,928
----------------------------------------------------------------------------------------------------
Apparel (1.5%)
 ....................................................................................................
                     285   Bebe Stores, Inc. (NON)                                           3,741
 ....................................................................................................
                     412   Stage Stores, Inc. (NON)                                         18,643
 ....................................................................................................
                   1,613   Timberland Co. (The) (NON)                                      116,035
----------------------------------------------------------------------------------------------------
                                                                                           138,419
----------------------------------------------------------------------------------------------------
Beverages (0.1%)
 ....................................................................................................
                     268   Celestial Seasonings, Inc. (NON)                                 13,266
----------------------------------------------------------------------------------------------------
Biotechnology (0.2%)
 ....................................................................................................
                     671   Serologicals Corp.                                               21,640
----------------------------------------------------------------------------------------------------
Broadcasting (3.6%)
 ....................................................................................................
                   3,774   Chancellor Media Corp. (NON)                                    187,403
 ....................................................................................................
                     400   Citadel Communications Corp. (NON)                                6,400
 ....................................................................................................
                     309   Clear Channel Communications, Inc. (NON)                         33,720
 ....................................................................................................
                     506   Heftel Broadcasting Corp. Class A (NON)                          22,644
 ....................................................................................................
                     790   Sinclair Broadcast Group, Inc. Class A (NON)                     22,713
 ....................................................................................................
                   1,518   Univision Communications Inc. Class A (NON)                      56,546
----------------------------------------------------------------------------------------------------
                                                                                           329,426
----------------------------------------------------------------------------------------------------
Business Services (1.6%)
 ....................................................................................................
                     141   Abacus Direct Corp. (NON)                                         7,323
 ....................................................................................................
                     560   AnswerThink Consulting Group, Inc. (NON)                         12,041
 ....................................................................................................
                     300   Charles River Associates Inc. (NON)                               7,500
 ....................................................................................................
                   1,316   Data Dimensions, Inc. (NON)                                      22,454
 ....................................................................................................
                   1,873   Renaissance Worldwide, Inc. (NON)                                40,738
 ....................................................................................................
                      57   Robert Half International, Inc. (NON)                             3,185
 ....................................................................................................
                   1,664   Romac International, Inc. (NON)                                  50,554
----------------------------------------------------------------------------------------------------
                                                                                           143,795
----------------------------------------------------------------------------------------------------
Computer Services (8.2%)
 ....................................................................................................
                   2,658   Ciber, Inc. (NON)                                               101,004
 ....................................................................................................
                   4,207   Complete Business Solutions, Inc. (NON)                         151,189
 ....................................................................................................
                   2,050   Computer Management Sciences (NON)                               48,688
 ....................................................................................................
                   1,350   ECsoft Group PLC ADR
                           (United Kingdom) (NON)                                           43,706
 ....................................................................................................
                   4,233   Keane, Inc. (NON)                                               237,048
 ....................................................................................................
                     619   Pegasus Systems, Inc. (NON)                                      15,862
 ....................................................................................................
                     781   Rent-Way, Inc.                                                   23,821
 ....................................................................................................
                   1,458   SPR Inc. (NON)                                                   45,380
 ....................................................................................................
                     639   VeriSign, Inc.                                                   23,883
 ....................................................................................................
                     817   Whittman-Hart, Inc. (NON)                                        39,522
----------------------------------------------------------------------------------------------------
                                                                                           730,103
----------------------------------------------------------------------------------------------------
Computer Software (10.9%)
 ....................................................................................................
                     435   Advent Software, Inc. (NON)                                      18,292
 ....................................................................................................
                     427   Aspect Development, Inc. (NON)                                   32,292
 ....................................................................................................
                     988   Evolving Systems, Inc. (NON)                                     10,930
 ....................................................................................................
                   1,892   CBT Group Public Ltd. Co. ADR
                           (Ireland) (NON)                                                 101,222
 ....................................................................................................
                     756   Citrix Systems, Inc. (NON)                                       51,692
 ....................................................................................................
                   1,659   Computer Learning Centers, Inc. (NON)                            41,268
 ....................................................................................................
                   5,264   Compuware Corp. (NON)                                           269,122
 ....................................................................................................
                   3,463   Information Management Resources, Inc.                          117,093
 ....................................................................................................
                     200   ISS Group, Inc. (NON)                                             7,525
 ....................................................................................................
                   1,487   Legato Systems, Inc. (NON)                                       57,993
 ....................................................................................................
                   1,422   Midway Games Inc. (NON)                                          22,219
 ....................................................................................................
                     824   New Era of Networks, Inc. (NON)                                  25,132
 ....................................................................................................
                   1,511   Peregrine Systems, Inc. (NON)                                    43,064
 ....................................................................................................
                     348   Pinnacle Systems, Inc. (NON)                                     11,267
 ....................................................................................................
                     894   Remedy Corp. (NON)                                               15,198
 ....................................................................................................
                   1,200   TSI International Software, Ltd. (NON)                           27,450
 ....................................................................................................
                   1,459   Viasoft, Inc. (NON)                                              23,618
 ....................................................................................................
                   2,091   Visual Networks, Inc. (NON)                                      76,583
 ....................................................................................................
                   1,635   Walker Interactive Systems, Inc. (NON)                           24,116
----------------------------------------------------------------------------------------------------
                                                                                           976,076
----------------------------------------------------------------------------------------------------
Consumer Non Durables (0.1%)
 ....................................................................................................
                     340   Wesley Jessen VisionCare, Inc. (NON)                              7,863
----------------------------------------------------------------------------------------------------
Consumer Services (0.4%)
 ....................................................................................................
                     376   Central Parking Corp.                                            17,484
 ....................................................................................................
                     631   MemberWorks Inc. (NON)                                           20,350
----------------------------------------------------------------------------------------------------
                                                                                            37,834
----------------------------------------------------------------------------------------------------
Education Services (0.7%)
 ....................................................................................................
                     749   Education Management Corp.                                       24,623
 ....................................................................................................
                   1,021   Strayer Education, Inc. (NON)                                    37,011
----------------------------------------------------------------------------------------------------
                                                                                            61,634
----------------------------------------------------------------------------------------------------
Electronic Components (0.9%)
 ....................................................................................................
                   1,836   Metromedia Fiber Network, Inc. Class A (NON)                     85,604
----------------------------------------------------------------------------------------------------
Electronics (1.7%)
 ....................................................................................................
                      25   Flextronics International Ltd. (NON)                              1,088
 ....................................................................................................
                   2,385   Uniphase Corp. (NON)                                            149,733
----------------------------------------------------------------------------------------------------
                                                                                           150,821
----------------------------------------------------------------------------------------------------
Energy-Related (0.5%)
 ....................................................................................................
                     348   AES Corp. (NON)                                                  18,292
 ....................................................................................................
                     449   CalEnergy, Inc. (NON)                                            13,498
 ....................................................................................................
                     680   KTI, Inc. (NON)                                                  14,705
----------------------------------------------------------------------------------------------------
                                                                                            46,495
----------------------------------------------------------------------------------------------------
Entertainment (0.2%)
 ....................................................................................................
                     345   Coach USA, Inc. (NON)                                            15,741
----------------------------------------------------------------------------------------------------
Environmental Control (0.6%)
 ....................................................................................................
                     717   American Disposal Services, Inc. (NON)                           33,609
 ....................................................................................................
                     705   Eastern Environmental Services, Inc. (NON)                       23,970
----------------------------------------------------------------------------------------------------
                                                                                            57,579
----------------------------------------------------------------------------------------------------
Financial Services (3.3%)
 ....................................................................................................
                     370   Finova Group, Inc.                                               20,951
 ....................................................................................................
                   1,856   FIRSTPLUS Financial Group, Inc. (NON)                            66,816
 ....................................................................................................
                   1,933   Franchise Mortgage Acceptance Co.
                           L.L.C. (NON)                                                     50,379
 ....................................................................................................
                     484   HealthCare Financial Partners, Inc. (NON)                        29,675
 ....................................................................................................
                   1,734   Resource America, Inc.                                           51,370
 ....................................................................................................
                   3,170   Sirrom Capital Corp.                                             82,420
----------------------------------------------------------------------------------------------------
                                                                                           301,611
----------------------------------------------------------------------------------------------------
Food and Beverages (1.5%)
 ....................................................................................................
                   1,372   Hain Food Group, Inc.(The) (NON)                                 35,501
 ....................................................................................................
                   1,562   Twinlab Corp. (NON)                                              68,240
 ....................................................................................................
                     548   Whole Foods Market, Inc. (NON)                                   33,154
----------------------------------------------------------------------------------------------------
                                                                                           136,895
----------------------------------------------------------------------------------------------------
Health Care (0.8%)
 ....................................................................................................
                   2,399   Concentra Managed Care, Inc. (NON)                               62,374
 ....................................................................................................
                     400   SteriGenics International, Inc. (NON)                            10,400
----------------------------------------------------------------------------------------------------
                                                                                            72,774
----------------------------------------------------------------------------------------------------
Health Care Information Services (0.4%)
 ....................................................................................................
                     468   DAOU Systems, Inc. (NON)                                         10,706
 ....................................................................................................
                     860   First Consulting Group, Inc. (NON)                               22,575
----------------------------------------------------------------------------------------------------
                                                                                            33,281
----------------------------------------------------------------------------------------------------
Information Systems (0.6%)
 ....................................................................................................
                   1,856   Mastech Corp. (NON)                                              52,200
----------------------------------------------------------------------------------------------------
Insurance (0.2%)
 ....................................................................................................
                     637   Inspire Insurance Solutions, Inc. (NON)                          21,180
----------------------------------------------------------------------------------------------------
Lodging (1.1%)
 ....................................................................................................
                   2,494   Extended Stay America, Inc. (NON)                                28,058
 ....................................................................................................
                     841   Four Seasons Hotels, Inc. (Canada)                               29,645
 ....................................................................................................
                   1,265   Prime Hospitality Corp. (NON)                                    22,058
 ....................................................................................................
                     450   Promus Hotel Corp. (NON)                                         17,325
----------------------------------------------------------------------------------------------------
                                                                                            97,086
----------------------------------------------------------------------------------------------------
Medical Management Services (2.6%)
 ....................................................................................................
                     119   IMPATH, Inc. (NON)                                                2,893
 ....................................................................................................
                   1,326   NCS HealthCare, Inc. Class A (NON)                               37,791
 ....................................................................................................
                   1,483   Renal Care Group, Inc. (NON)                                     65,345
 ....................................................................................................
                   3,614   Total Renal Care Holdings, Inc. (NON)                           124,683
----------------------------------------------------------------------------------------------------
                                                                                           230,712
----------------------------------------------------------------------------------------------------
Medical Supplies and Devices (4.0%)
 ....................................................................................................
                     645   Cooper Companies, Inc. (NON)                                     23,502
 ....................................................................................................
                   1,074   Cyberonics, Inc. (NON)                                           11,411
 ....................................................................................................
                     295   Henry Schein, Inc. (NON)                                         13,607
 ....................................................................................................
                   1,048   Perclose, Inc. (NON)                                             29,606
 ....................................................................................................
                     831   Sabratek Corp. (NON)                                             18,905
 ....................................................................................................
                   4,268   Safeskin, Corp. (NON)                                           175,522
 ....................................................................................................
                     348   Sofamor Danek Group, Inc. (NON)                                  30,124
 ....................................................................................................
                     692   Steris Corp. (NON)                                               44,007
 ....................................................................................................
                     665   Ventana Medical Systems, Inc. (NON)                              18,620
----------------------------------------------------------------------------------------------------
                                                                                           365,304
----------------------------------------------------------------------------------------------------
Networking (0.5%)
 ....................................................................................................
                     957   Exodus Communications, Inc. (NON)                                42,826
----------------------------------------------------------------------------------------------------
Oil and Gas (0.9%)
 ....................................................................................................
                     518   Cal Dive International, Inc. (NON)                               14,277
 ....................................................................................................
                   1,242   Global Industries, Ltd. (NON)                                    20,959
 ....................................................................................................
                   2,486   Newpark Resources, Inc. (NON)                                    27,657
 ....................................................................................................
                     844   Varco International, Inc. (NON)                                  16,722
----------------------------------------------------------------------------------------------------
                                                                                            79,615
----------------------------------------------------------------------------------------------------
Pharmaceuticals and Biotechnology (1.6%)
 ....................................................................................................
                   1,268   Coulter Pharmaceutical, Inc. (NON)                               38,516
 ....................................................................................................
                     856   Medicis Pharmaceutical Corp. Class A (NON)                       31,244
 ....................................................................................................
                     489   Medimmune, Inc. (NON)                                            30,501
 ....................................................................................................
                   2,319   NBTY, Inc. (NON)                                                 42,612
----------------------------------------------------------------------------------------------------
                                                                                           142,873
----------------------------------------------------------------------------------------------------
Restaurants (0.4%)
 ....................................................................................................
                   1,231   Dave & Buster's, Inc. (NON)                                      30,621
 ....................................................................................................
                     216   Papa Johns International, Inc. (NON)                              8,519
----------------------------------------------------------------------------------------------------
                                                                                            39,140
----------------------------------------------------------------------------------------------------
Retail (6.4%)
 ....................................................................................................
                   2,219   Bed Bath & Beyond, Inc. (NON)                                   114,972
 ....................................................................................................
                   3,705   Linens 'N Things, Inc. (NON)                                    113,234
 ....................................................................................................
                   2,407   Michaels Stores, Inc.                                            84,922
 ....................................................................................................
                   1,295   Rexall Sundown, Inc. (NON)                                       45,649
 ....................................................................................................
                   1,213   The North Face, Inc. (NON)                                       29,112
 ....................................................................................................
                   5,749   Williams-Sonoma, Inc. (NON)                                     182,866
 ....................................................................................................
                     255   Wolverine World Wide, Inc.                                        5,530
----------------------------------------------------------------------------------------------------
                                                                                           576,285
----------------------------------------------------------------------------------------------------
Semiconductors (0.4%)
 ....................................................................................................
                     458   Galileo Technology Ltd. (Israel) (NON)                            6,183
 ....................................................................................................
                     492   Integrated Process Equipment Corp. (NON)                          5,535
 ....................................................................................................
                     710   QLogic Corp. (NON)                                               25,338
----------------------------------------------------------------------------------------------------
                                                                                            37,056
----------------------------------------------------------------------------------------------------
Specialty Consumer Products (1.6%)
 ....................................................................................................
                   1,962   Central Garden and Pet Co. (NON)                                 61,068
 ....................................................................................................
                   2,773   Guitar Center, Inc. (NON)                                        83,537
----------------------------------------------------------------------------------------------------
                                                                                           144,605
----------------------------------------------------------------------------------------------------
Telecommunication Equipment (2.9%)
 ....................................................................................................
                   2,729   Advanced Fibre Communications (NON)                             109,331
 ....................................................................................................
                     721   GeoTel Communications, Corp. (NON)                               29,381
 ....................................................................................................
                   2,158   Premisys Communications, Inc. (NON)                              53,680
 ....................................................................................................
                   1,582   Tekelec (NON)                                                    70,795
----------------------------------------------------------------------------------------------------
                                                                                           263,187
----------------------------------------------------------------------------------------------------
Telecommunications (0.9%)
 ....................................................................................................
                   3,673   E. Spire Communications, Inc. (NON)                              82,872
----------------------------------------------------------------------------------------------------
Telephone Services (4.0%)
 ....................................................................................................
                   2,918   Intermedia Communications, Inc. (NON)                           122,374
 ....................................................................................................
                   2,268   McLeod, Inc. Class A (NON)                                       88,169
 ....................................................................................................
                   2,929   NEXTLINK Communications, Inc.
                           Class A (NON)                                                   110,936
 ....................................................................................................
                   1,436   RSL Communications, Ltd. Class A (NON)                           43,080
----------------------------------------------------------------------------------------------------
                                                                                           364,559
----------------------------------------------------------------------------------------------------
Wireless Communications (0.3%)
 ....................................................................................................
                     848   ICG Communications, Inc. (NON)                                   31,005
----------------------------------------------------------------------------------------------------
                           Total Common Stocks
                           (cost $5,770,897)                                            $6,202,290
----------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (29.8%) * (cost $2,695,563)
----------------------------------------------------------------------------------------------------
Principal Amount                                                                             Value
 ....................................................................................................
              $2,696,000   Federal Home Loan Mortgage Corp.,
                           effective yield of 5.85%, July 1, 1998                       $2,695,563
----------------------------------------------------------------------------------------------------
                           Total Investments
                           (cost $8,466,459) ***                                        $8,897,853
----------------------------------------------------------------------------------------------------

See page 113 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



Putnam VT U.S. Government and High Quality Bond Fund

Portfolio of investments owned
June 30, 1998 (Unaudited)
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (40.7%) *
----------------------------------------------------------------------------------------------------
Principal Amount                                                                             Value
 ....................................................................................................

U.S. Government Agency Mortgage Obligations (22.9%)
 ....................................................................................................
                           Federal National Mortgage Association
 ....................................................................................................
              $4,160,000     7s, TBA, July 15, 2028                                     $4,218,490
 ....................................................................................................
               2,311,000     6 1/2s, TBA, July 15, 2028                                  2,301,594
 ....................................................................................................
               9,220,000     5.94s, December 12, 2005                                    9,289,150
 ....................................................................................................
               9,486,615   Federal Home Loan Mortgage Corp.
                           Pass-through Certificates 5 1/2s, with
                           due dates from March 1, 2011 to
                           April 1, 2011                                                 9,204,957
 ....................................................................................................
                           Government National Mortgage Association
 ....................................................................................................
               1,394,000     7 1/2s, TBA, July 15, 2028                                  1,432,767
 ....................................................................................................
              30,820,000     6 1/2s, TBA, July 15, 2028                                 30,752,504
 ....................................................................................................
                           Government National Mortgage Association
                           Adjustable Rate Mortgages
 ....................................................................................................
               7,925,292     7 3/8s, with due dates from
                             June 20, 2022 to May 20, 2024                               8,117,790
 ....................................................................................................
              15,063,448     7s, with due dates from July 15, 2023
                             to October 20, 2024                                        15,443,846
 ....................................................................................................
               3,190,939     6s, July 20, 2024                                           3,268,718
 ....................................................................................................
               1,190,460     5 1/2s, with due dates from
                             August 20, 2027 to April 20, 2028                           1,204,475
 ....................................................................................................
                           Government National Mortgage Association
                           Pass-through Certificates
 ....................................................................................................
              21,504,887     8s, with due dates from July 15, 2024
                             to February 15, 2028                                       22,338,376
 ....................................................................................................
              28,359,932     7 1/2s, with due dates from
                             January 15, 2023 to October 15, 2027                       29,284,237
 ....................................................................................................
              52,160,781     7s, with due dates from
                             August 15, 2025 to May 15, 2028                            52,993,572
----------------------------------------------------------------------------------------------------
                                                                                       189,850,476
----------------------------------------------------------------------------------------------------
U.S. Treasury Obligations (17.8%)
 ....................................................................................................
                           U.S. Treasury Bonds
 ....................................................................................................
               6,290,000     7 1/2s, November 15, 2024                                   7,804,506
 ....................................................................................................
              28,915,000     6 1/8s, November 15, 2027                                  30,984,157
 ....................................................................................................
              10,345,000     5 7/8s, July 31, 1999                                      10,382,139
 ....................................................................................................
                           U.S. Treasury Notes
 ....................................................................................................
               4,860,000     7s, July 15, 2006                                           5,307,266
 ....................................................................................................
               5,560,000     5 7/8s, September 30, 2002                                  5,629,500
 ....................................................................................................
              51,760,000     5 3/4s, November 15, 2000                                  52,018,800
 ....................................................................................................
               4,455,000     5 5/8s, May 15, 2008                                        4,515,543
 ....................................................................................................
               4,350,000     5 1/2s, May 31, 2003                                        4,350,696
 ....................................................................................................
               9,335,000     5 1/2s, March 31, 2003                                      9,329,119
 ....................................................................................................
              17,425,000     5 1/2s, January 31, 2003 #                                 17,411,409
----------------------------------------------------------------------------------------------------
                                                                                       147,733,135
----------------------------------------------------------------------------------------------------
                           Total U.S. Government and
                           Agency Obligations
                           (cost $334,666,422)                                        $337,583,611
----------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES (36.5%) *
----------------------------------------------------------------------------------------------------
Principal Amount                                                                             Value
 ....................................................................................................
Advertising (0.1%)
 ....................................................................................................
              $1,000,000   Lamar Advertising Co. company guaranty
                           8 5/8s, 2007                                                 $1,022,500
----------------------------------------------------------------------------------------------------
Aerospace and Defense (0.3%)
 ....................................................................................................
               1,000,000   BE Aerospace sr. sub. notes Ser. B,
                           8s, 2008                                                        997,500
 ....................................................................................................
               1,000,000   United Defense Industries Inc. company
                           guaranty 8 3/4s, 2007                                         1,013,750
----------------------------------------------------------------------------------------------------
                                                                                         2,011,250
----------------------------------------------------------------------------------------------------
Agriculture (0.1%)
 ....................................................................................................
               1,000,000   Purina Mills, Inc. 144A sr. sub. notes
                           9s, 2010                                                      1,027,500
----------------------------------------------------------------------------------------------------
Airlines (0.1%)
 ....................................................................................................
               1,000,000   Continental Airlines, Inc. sr. notes
                           9 1/2s, 2001                                                  1,062,500
----------------------------------------------------------------------------------------------------
Automotive (0.8%)
 ....................................................................................................
               1,000,000   Accuride Corp. 144A sr. sub. notes
                           9 1/4s, 2008                                                  1,000,000
 ....................................................................................................
                 800,000   Chrysler Corp. deb. 7.45s, 2027                                 887,584
 ....................................................................................................
               2,150,000   Chrysler Corp. deb. Ser. B, 7.45s, 2097                       2,380,609
 ....................................................................................................
               1,000,000   Lear Corp. sub. notes 9 1/2s, 2006                            1,097,500
 ....................................................................................................
                 750,000   Navistar International Corp. sr. notes
                           Ser. B, 8s, 2008                                                753,750
----------------------------------------------------------------------------------------------------
                                                                                         6,119,443
----------------------------------------------------------------------------------------------------
Banks (4.8%)
 ....................................................................................................
               8,500,000   Abbey National First Capital PLC sub.
                           notes 8.2s, 2004 (United Kingdom)                             9,359,180
 ....................................................................................................
               2,585,000   Abbey National First Capital PLC sub.
                           notes 7.35s, 2006 (United Kingdom)                            2,744,908
 ....................................................................................................
               1,000,000   Chevy Chase Savings Bank Inc. sub. deb.
                           9 1/4s, 2008                                                  1,015,000
 ....................................................................................................
               1,000,000   First Nationwide Holdings sr. sub. notes
                           10 5/8s, 2003                                                 1,130,000
 ....................................................................................................
               3,055,000   Firstar Bank Milwaukee sr. bank notes
                           6 1/4s, 2002                                                  3,059,491
 ....................................................................................................
               3,790,000   Firstar Capital Trust I company guaranty
                           Ser. B, 8.32s, 2026                                           4,223,311
 ....................................................................................................
               4,200,000   Merita Bank Ltd. sub. notes 6 1/2s, 2006
                           (Finland)                                                     4,213,692
 ....................................................................................................
               7,000,000   Scotland International Finance 144A
                           sub. notes 8.85s, 2006 (Netherlands)                          8,128,120
 ....................................................................................................
               3,410,000   Sparbanken Sverige AB (Swedbank)
                           144A sub. 7 1/2s, 2049 (Sweden)                               3,556,630
 ....................................................................................................
               2,100,000   Sumitomo Bank Treasury Co. 144A bonds
                           Ser. A, FRB, 9.4s, 2049 (Japan)                               2,087,064
----------------------------------------------------------------------------------------------------
                                                                                        39,517,396
----------------------------------------------------------------------------------------------------
Basic Industrial Products (0.1%)
 ....................................................................................................
                 755,000   American Standard Companies, Inc.
                           sr. notes 7 3/8s, 2008                                          743,675
----------------------------------------------------------------------------------------------------
Broadcasting (1.1%)
 ....................................................................................................
               1,000,000   Capstar Broadcasting sr. sub. notes
                           9 1/4s, 2007                                                  1,046,250
 ....................................................................................................
               1,000,000   Fox/Liberty Networks LLC sr. notes
                           8 7/8s, 2007                                                  1,020,000
 ....................................................................................................
               1,000,000   Jacor Communications, Inc. company
                           guaranty Ser. B, 8 3/4s, 2007                                 1,040,000
 ....................................................................................................
               1,000,000   Paramount Communications Inc.
                           deb. 7 1/2s, 2023                                             1,002,910
 ....................................................................................................
               5,000,000   Paramount Communications Inc. sr. notes
                           7 1/2s, 2002                                                  5,135,050
----------------------------------------------------------------------------------------------------
                                                                                         9,244,210
----------------------------------------------------------------------------------------------------
Building Products (0.1%)
 ....................................................................................................
               1,000,000   Southdown, Inc. sr. sub. notes Ser. B,
                           10s, 2006                                                     1,113,750
----------------------------------------------------------------------------------------------------
Cable Television (0.4%)
 ....................................................................................................
               1,000,000   Adelphia Communications Corp. sr. notes
                           Ser. B, 9 7/8s, 2007                                          1,082,500
 ....................................................................................................
               1,000,000   CSC Holdings, Inc. sr. notes 7 7/8s, 2007                     1,052,500
 ....................................................................................................
               1,000,000   Diamond Cable Communication Co.
                           sr. disc. notes stepped-coupon zero %
                           (10 3/4s, 2/15/02), 2007
                           (United Kingdom) (STP)                                          740,000
----------------------------------------------------------------------------------------------------
                                                                                         2,875,000
----------------------------------------------------------------------------------------------------
Cellular Communications (0.4%)
 ....................................................................................................
               3,750,000   NEXTEL Communications, Inc. 144A
                           sr. disc. notes stepped-coupon zero %
                           (9.95s, 2/15/03), 2008 (STP)                                  2,390,625
 ....................................................................................................
               1,000,000   Price Communications Wireless Inc.
                           144A sr. notes 9 1/8s, 2006                                   1,000,000
----------------------------------------------------------------------------------------------------
                                                                                         3,390,625
----------------------------------------------------------------------------------------------------
Coal (0.1%)
 ....................................................................................................
                 500,000   P & I Coal Holdings Corp. 144A sr notes
                           8 7/8s, 2008                                                    514,375
----------------------------------------------------------------------------------------------------
Computer Services (0.1%)
 ....................................................................................................
               1,000,000   Unisys Corp. sr. notes 7 7/8s, 2008                           1,020,000
----------------------------------------------------------------------------------------------------
Computers (0.5%)
 ....................................................................................................
               4,120,000   IBM Corp. deb. 6 1/2s, 2028                                   4,120,989
----------------------------------------------------------------------------------------------------
Conglomerates (1.5%)
 ....................................................................................................
               3,411,180   Allied Corp. notes 6 1/8s, 2005                               3,824,956
 ....................................................................................................
               4,410,000   Tyco International Ltd. company guaranty
                           6 3/8s, 2005                                                  4,421,201
 ....................................................................................................
               3,715,000   Tyco International Ltd. company guaranty
                           6 1/4s, 2003                                                  3,705,973
----------------------------------------------------------------------------------------------------
                                                                                        11,952,130
----------------------------------------------------------------------------------------------------
Cosmetics (0.1%)
 ....................................................................................................
               1,000,000   Revlon Consumer Products sr. sub. notes
                           8 5/8s, 2008                                                  1,002,500
----------------------------------------------------------------------------------------------------
Electric Utilities (0.4%)
 ....................................................................................................
                 500,000   Long Island Lighting Co. deb. 9s, 2022                          570,295
 ....................................................................................................
               2,000,000   Midland Cogeneration Ventures LP deb.
                           10.33s, 2002                                                  2,162,580
 ....................................................................................................
                 894,769   Northeast Utilities System notes Ser. A,
                           8.58s, 2006                                                     921,084
----------------------------------------------------------------------------------------------------
                                                                                         3,653,959
----------------------------------------------------------------------------------------------------
Electronic Components (0.2%)
 ....................................................................................................
               1,000,000   Flag Ltd. 144A sr. notes 8 1/4s, 2008
                           (Bermuda)                                                     1,007,500
 ....................................................................................................
                 500,000   Flextronics International Ltd. sr. sub. notes
                           Ser. B, 8 3/4s, 2007                                            503,125
----------------------------------------------------------------------------------------------------
                                                                                         1,510,625
----------------------------------------------------------------------------------------------------
Energy-Related (0.7%)
 ....................................................................................................
               4,985,000   CalEnergy, Inc. sr. notes 7.63s, 2007                         5,011,620
 ....................................................................................................
                 370,000   Niagara Mohawk Power Corp. sr. notes
                           Ser. F, 7 5/8s, 2005                                            371,569
 ....................................................................................................
                 460,000   Niagara Mohawk Power Corp. sr. notes
                           Ser. G, 7 3/4s, 2008                                            471,275
----------------------------------------------------------------------------------------------------
                                                                                         5,854,464
----------------------------------------------------------------------------------------------------
Entertainment (0.8%)
 ....................................................................................................
               1,040,000   Empress Entertainment, Inc. 144A sr. sub
                           notes 8 1/8s, 2006                                            1,042,600
 ....................................................................................................
               2,000,000   Viacom International, Inc. sub. deb. 8s, 2006                 2,065,000
 ....................................................................................................
                 600,000   Viacom International, Inc. sub. deb. Ser. A,
                           7s, 2003                                                        591,168
 ....................................................................................................
               2,830,000   Walt Disney Co. sr. notes Ser. B,
                           6 3/4s, 2006                                                  2,957,237
----------------------------------------------------------------------------------------------------
                                                                                         6,656,005
----------------------------------------------------------------------------------------------------
Finance (1.2%)
 ....................................................................................................
               5,145,000   American General Institute 144A
                           company guaranty 8 1/8s, 2046                                 5,878,471
 ....................................................................................................
               4,000,000   International Lease Finance Corp. notes
                           6 1/2s, 1999                                                  4,023,560
----------------------------------------------------------------------------------------------------
                                                                                         9,902,031
----------------------------------------------------------------------------------------------------
Financial Services (4%)
 ....................................................................................................
               1,595,000   Allstate Financing II company guaranty
                           7.83s, 2045                                                   1,690,541
 ....................................................................................................
               6,730,000   Ford Motor Credit Corp. notes 8.2s, 2002                      7,157,355
 ....................................................................................................
               5,350,000   Ford Motor Credit Corp. sr. notes 6s, 2003                    5,319,719
 ....................................................................................................
               2,520,000   Merrill Lynch & Co., Inc. med. term notes
                           6.13s, 2003                                                   2,532,348
 ....................................................................................................
               1,470,000   Orange Cogen Funding 144A company
                           guaranty 8.175s, 2022                                         1,621,704
 ....................................................................................................
               2,660,000   Salomon, Inc. sr. notes 6 3/4s, 2003                          2,713,386
 ....................................................................................................
               3,090,000   Southern Investments Service Co.
                           sr. notes 6.8s, 2006 (United Kingdom)                         3,156,188
 ....................................................................................................
               2,070,000   State Street Institution 144A company
                           guaranty 7.94s, 2026                                          2,287,578
 ....................................................................................................
               6,005,000   Tig Capital Trust I 144A bonds 8.597s, 2027                   6,566,167
----------------------------------------------------------------------------------------------------
                                                                                        33,044,986
----------------------------------------------------------------------------------------------------
Food (0.1%)
 ....................................................................................................
               1,000,000   Ameriserve Food Co. company guaranty
                           8 7/8s, 2006                                                  1,005,000
----------------------------------------------------------------------------------------------------
Food and Beverages (0.5%)
 ....................................................................................................
               4,100,000   McDonald's Corp. notes 6s, 2002                               4,102,337
----------------------------------------------------------------------------------------------------
Health Care (0.8%)
 ....................................................................................................
               1,000,000   Fresenius Medical Capital Trust II company
                           guaranty 7 7/8s, 2008 (Germany)                                 982,500
 ....................................................................................................
               1,000,000   Integrated Health Services, Inc. sr. sub.
                           notes Ser. A, 9 1/4s, 2008                                    1,038,750
 ....................................................................................................
               1,000,000   Quorum Health Group, Inc. sr. sub. notes
                           8 3/4s, 2005                                                  1,035,000
 ....................................................................................................
               3,430,000   Tenet Healthcare Corp. sr. notes 8s, 2005                     3,524,325
----------------------------------------------------------------------------------------------------
                                                                                         6,580,575
----------------------------------------------------------------------------------------------------
Health Care Services (0.1%)
 ....................................................................................................
               1,000,000   Multicare Cos., Inc. sr. sub. notes 9s, 2007                    990,000
----------------------------------------------------------------------------------------------------
Insurance (4.7%)
 ....................................................................................................
               2,420,000   AFC Capital Trust I company guaranty
                           Ser. B, 8.207s, 2027                                          2,776,974
 ....................................................................................................
               8,000,000   AMBAC Indemnity Corp. deb. 9 3/8s, 2011                      10,088,720
 ....................................................................................................
               2,000,000   Fletcher Challenge Finance USA Ltd.
                           gtd. notes 9s, 1999 (New Zealand)                             2,061,840
 ....................................................................................................
              10,765,000   Hartford Life, Inc. 7.1s, 2007                               11,326,610
 ....................................................................................................
               1,495,000   Hartford Life, Inc. deb. 7.65s, 2027                          1,660,153
 ....................................................................................................
               4,655,000   Phoenix Home Life Mutual Insurance Co.
                           144A notes 6.95s, 2006                                        4,789,716
 ....................................................................................................
               1,000,000   Reliance Group Holdings, Inc. sr. notes
                           9s, 2000                                                      1,044,250
 ....................................................................................................
               4,555,000   Travelers Property Casualty Corp.
                           sr. notes 7 3/4s, 2026                                        5,139,361
----------------------------------------------------------------------------------------------------
                                                                                        38,887,624
----------------------------------------------------------------------------------------------------
Insurance and Finance (0.8%)
 ....................................................................................................
               6,580,000   Cincinnati Financial Corp. deb. 6.9s, 2028                    6,763,385
----------------------------------------------------------------------------------------------------
Lodging (0.1%)
 ....................................................................................................
                 140,000   Epic Resorts LLP 144A sr. notes 13s, 2005                       140,000
 ....................................................................................................
                 500,000   Host Marriott Travel Plaza sr. notes Ser. B,
                           9 1/2s, 2005                                                    533,125
----------------------------------------------------------------------------------------------------
                                                                                           673,125
----------------------------------------------------------------------------------------------------
Medical Supplies and Devices (0.1%)
 ....................................................................................................
                 500,000   Leiner Health Products sr. sub. notes
                           9 5/8s, 2007                                                    531,250
----------------------------------------------------------------------------------------------------
Motion Picture Distribution (0.1%)
 ....................................................................................................
               1,000,000   Cinemark USA, Inc. sr. sub. notes
                           9 5/8s, 2008                                                  1,030,000
----------------------------------------------------------------------------------------------------
Nursing Homes (0.1%)
 ....................................................................................................
               1,000,000   Sun Healthcare Group Inc. 144A sr. sub.
                           notes 9 1/2s, 2007                                            1,012,500
----------------------------------------------------------------------------------------------------
Office Equipment (0.1%)
 ....................................................................................................
               1,000,000   U.S. Office Products Co. 144A sr.sub
                           notes 9 3/4s, 2008                                            1,007,500
----------------------------------------------------------------------------------------------------
Oil and Gas (2.5%)
 ....................................................................................................
               1,000,000   Chesapeake Energy Corp. 144A sr. notes
                           9 5/8s, 2005                                                  1,002,500
 ....................................................................................................
               1,000,000   Gulf Canada Resources Ltd. sr. sub. notes
                           9 5/8s, 2005 (Canada)                                         1,090,000
 ....................................................................................................
               2,000,000   Imperial Oil Ltd. deb. 8 3/4s, 2019 (Canada)                  2,119,940
 ....................................................................................................
              10,000,000   Norsk Hydro AS deb. 7.15s, 2025
                           (Norway)                                                     10,687,500
 ....................................................................................................
               5,000,000   Trans-Canada PipeLines Ltd. deb. 8 5/8s,
                           2012 (Canada)                                                 5,987,750
----------------------------------------------------------------------------------------------------
                                                                                        20,887,690
----------------------------------------------------------------------------------------------------
Oil Services (0.1%)
 ....................................................................................................
               1,000,000   Snyder Oil Corp. sr. sub. notes 8 3/4s, 2007                  1,005,000
----------------------------------------------------------------------------------------------------
Paper and Forest Products (0.2%)
 ....................................................................................................
                 660,000   Repap New Brunswick 144A sr. notes
                           9s, 2004 (Canada)                                               663,300
 ....................................................................................................
               1,000,000   Riverwood International Corp. company
                           guaranty 10 1/4s, 2006                                        1,020,000
----------------------------------------------------------------------------------------------------
                                                                                         1,683,300
----------------------------------------------------------------------------------------------------
Recreation (0.1%)
 ....................................................................................................
               1,000,000   Premier Parks, Inc. sr. notes 9 1/4s, 2006                    1,035,000
----------------------------------------------------------------------------------------------------
Satellite Services (0.2%)
 ....................................................................................................
               2,000,000   ICG Services, Inc. 144A sr. disc. notes
                           stepped-coupon zero %, (9 7/8s, 5/1/03),
                           2008 (STP)                                                    1,237,500
 ....................................................................................................
                 110,000   TCI Satellite Entertainment Inc. sr. sub.
                           notes 10 7/8s, 2007                                             110,000
 ....................................................................................................
                  30,000   TCI Satellite Entertainment, Inc. sr. disc.
                           notes stepped-coupon zero %
                           (12 1/4s, 2/102), 2007 (STP)                                     20,250
----------------------------------------------------------------------------------------------------
                                                                                         1,367,750
----------------------------------------------------------------------------------------------------
Shipping (--%)
 ....................................................................................................
                 100,000   Stena Line AB sr. notes 10 5/8s, 2008
                           (Sweden)                                                        101,500
----------------------------------------------------------------------------------------------------
Specialty Consumer Products (0.6%)
 ....................................................................................................
               4,980,000   US West Capital Funding, Inc. company
                           guaranty 6 1/4s, 2005                                         4,976,863
----------------------------------------------------------------------------------------------------
Telecommunications (0.8%)
 ....................................................................................................
               1,500,000   Intermedia Communications, Inc. 144A
                           sr. notes 8.6s, 2008                                          1,511,250
 ....................................................................................................
               4,140,000   Lucent Technologies, Inc. deb. 6 1/2s, 2028                   4,179,123
 ....................................................................................................
               1,000,000   Qwest Communications International, Inc.
                           sr. disc. notes stepped-coupon zero %
                           (8.29s, 2/1/03), 2008 (STP)                                     720,000
 ....................................................................................................
                 500,000   Telecom Tech, Inc. 144A sr. sub. notes
                           9 3/4s, 2008                                                    508,750
----------------------------------------------------------------------------------------------------
                                                                                         6,919,123
----------------------------------------------------------------------------------------------------
Telephone Services (0.7%)
 ....................................................................................................
               4,025,000   Bell South Telecommunications notes
                           6s, 2002                                                      4,027,214
 ....................................................................................................
               1,000,000   Level 3 Communication, Inc. 144A
                           sr. notes 9 1/8s, 2008                                          972,500
 ....................................................................................................
               1,000,000   NTL Inc. sr. notes Ser. B, 10s, 2007
                           (United Kingdom)                                              1,070,000
----------------------------------------------------------------------------------------------------
                                                                                         6,069,714
----------------------------------------------------------------------------------------------------
Television (0.1%)
 ....................................................................................................
               1,000,000   Granite Broadcasting Corp. 144A sr. sub.
                           notes 8 7/8s, 2008                                            1,011,250
----------------------------------------------------------------------------------------------------
Tobacco (1.0%)
 ....................................................................................................
                 840,000   Philip Morris Cos., Inc. notes
                           7 1/2s, 2004                                                    882,235
 ....................................................................................................
               2,705,000   Philip Morris Cos., Inc. notes 7 1/4s, 2003                   2,788,774
 ....................................................................................................
               1,750,000   Philip Morris Cos., Inc. notes 7 1/8s, 2004                   1,802,728
 ....................................................................................................
               4,395,000   Sampoerna International Finance Co.
                           144A company guaranty 8 3/8s, 2006
                           (Indonesia)                                                   2,417,250
----------------------------------------------------------------------------------------------------
                                                                                         7,890,987
----------------------------------------------------------------------------------------------------
Utilities (4.7%)
 ....................................................................................................
               3,610,000   Arizona Public Service Co. sr. notes
                           6 3/4s, 2006                                                  3,680,070
 ....................................................................................................
               1,415,000   CMS Energy Corp. sr. notes 8 1/8s, 2002                       1,455,625
 ....................................................................................................
               3,550,000   Connecticut Light & Power Co. 1st mtge.
                           Ser. A, 7 7/8s, 2001                                          3,633,780
 ....................................................................................................
               2,035,000   Enersis S.A. ADR notes 6.6s, 2026 (Chile)                     1,951,646
 ....................................................................................................
               3,550,000   Israel Electric Corp., Ltd. 144A sr. notes
                           7 1/4s, 2006 (Israel)                                         3,686,569
 ....................................................................................................
               3,000,000   Monongahela Power Co. 1st mtge.
                           8 5/8s, 2021                                                  3,177,630
 ....................................................................................................
               7,750,000   Ohio Edison Co. med. term notes
                           7 3/8s, 2023                                                  8,128,433
 ....................................................................................................
               3,000,000   Pacificorp secd. med. term notes
                           8.95s, 2011                                                   3,700,110
 ....................................................................................................
               4,000,000   Southwestern Public Service Co.
                           1st mtge. 8.2s, 2022                                          4,286,080
 ....................................................................................................
               5,000,000   West Penn. Power Co. 1st mtge.
                           7 7/8s, 2022                                                  5,302,200
----------------------------------------------------------------------------------------------------
                                                                                        39,002,143
----------------------------------------------------------------------------------------------------
Wireless Communications (0.1%)
 ....................................................................................................
               1,000,000   Allbritton Communications Co. sr. sub.
                           notes Ser. B, 8 7/8s, 2008                                    1,080,000
----------------------------------------------------------------------------------------------------
                           Total Corporate Bonds and Notes
                           (cost $293,349,138)                                        $302,973,529
----------------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS (13.4%) *
----------------------------------------------------------------------------------------------------
Principal Amount                                                                             Value
 ....................................................................................................
                           Chase Mortgage Finance Corp.
 ....................................................................................................
              $1,680,000     Ser. 98-52, Class A14, 6 3/4s, 2028                        $1,691,025
 ....................................................................................................
               3,204,384     Ser. 94-1, Class B2, 6.601s, 2025                           3,224,661
 ....................................................................................................
                           Chase Mortgage Finance Corp. 144A
 ....................................................................................................
               4,113,247     Ser. 94-1, Class B3, 6.601s, 2025                           4,139,276
 ....................................................................................................
               5,026,358     Ser. 94-1, Class B4, 6.601s, 2025                           5,058,165
 ....................................................................................................
                           Commercial Mortgage Acceptance Corp.
 ....................................................................................................
               2,000,000     Ser. 97-ML1, Class A2, 6.53s, 2030                          2,045,938
 ....................................................................................................
               7,710,000     Ser. 97-ML1, Class A3, 6.57s, 2030                          7,909,978
 ....................................................................................................
                           Fannie Mae
 ....................................................................................................
               4,720,726   Interest Only Strip Ser. 240, Class 2,
                           7s, 2023                                                      1,063,639
 ....................................................................................................
               7,662,861   Principal Only Strip Ser. 294, Class 1,
                           zero %, 2028                                                  5,996,189
 ....................................................................................................
                           First Union-Lehman Brothers
                           Commercial Mortgage Co.
 ....................................................................................................
               5,090,000     Ser. 98-C2, Class D, 6.778s, 2013                           4,991,381
 ....................................................................................................
               3,750,000     Ser. 97-C2, Class A3, 6.65s, 2008                           3,849,023
 ....................................................................................................
              70,505,000     Ser. 98-C2, Interest Only, 0.816s, 2028                     3,205,774
 ....................................................................................................
              10,736,967   Freddie Mac Interest Only Strip Ser. 194,
                           61/2s, 2028                                                   3,051,647
 ....................................................................................................
                           GMAC Commercial Mortgage Securities Inc.
 ....................................................................................................
               2,932,000     Ser. 98-C1, Class E, 7.153s, 2030                           3,007,133
 ....................................................................................................
               1,867,000     Ser. 98-C1, Class A2, 6.7s, 2030                            1,926,511
 ....................................................................................................
               4,185,000     Ser. 98-C1, Class A1, 6.44s, 2030                           4,245,159
 ....................................................................................................
                           GS Mortgage Securities Corp. II
 ....................................................................................................
               2,395,000     Ser. 98-GLII, Class A2, 6.562s, 2031                        2,445,145
 ....................................................................................................
               1,310,000     Ser. 98-GLII, Class D, 7.191s, 2031                         1,331,697
 ....................................................................................................
               4,622,000   Merrill Lynch Mortgage Investors, Inc.
                           Ser. 98-C2, Class D, 14.045s, 2030                            4,693,497
 ....................................................................................................
               1,450,000   Morgan Stanley Capital I Ser. 96-WF1,
                           Class A2, 7.218s, 2006                                        1,508,906
 ....................................................................................................
                 300,105   Morgan Stanley Mortgage Trust Ser. W,
                           Class 5, 9.05s, 2018                                            318,627
 ....................................................................................................
               2,705,058   Paine Webber Mortgage Acceptance Corp.
                           Ser. 94-3, Class M1, 6 1/2s, 2024                             2,667,864
 ....................................................................................................
                           Prudential Home Mortgage
                           Securities Co. 144A
 ....................................................................................................
               4,899,601     Ser. 95-C, Class 2B, 7.84s, 2001                            4,869,744
 ....................................................................................................
               3,200,000     Ser. 94-A, Class 3B3, 6.803s, 2024                          3,169,095
 ....................................................................................................
               4,774,982     Ser. 94-28, Class B1, 6.803s, 2001                          4,810,794
 ....................................................................................................
               9,000,000     Ser. 94-A, Class 1B3, 6.802s, 2024                          9,046,406
 ....................................................................................................
               4,911,143     Ser. 93-31, Class B1, 6s, 2000                              4,824,431
 ....................................................................................................
               1,620,000   Residential Funding Mortgage Exchange
                           Corp. Ser. 98, Class B, 6 3/4s, 2008                          1,618,995
 ....................................................................................................
              14,024,605   Securitized Asset Sales, Inc. Ser. 93-J,
                           Class 1B1, 6.808s, November 28, 2023                         13,919,421
 ....................................................................................................
                 372,001   Travelers Mortgage Securities Corp. coll.
                           oblig. Ser. 1, Class Z2, 12s, March 1, 2014                     424,081
----------------------------------------------------------------------------------------------------
                           Total Collateralized Mortgage Obligations
                           (cost $102,842,512)                                        $111,054,202
----------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT BONDS AND NOTES (5.6%) *
----------------------------------------------------------------------------------------------------
Principal Amount                                                                             Value
 ....................................................................................................
DEM            5,520,000   Germany (Federal Republic of)
                           Unity Fund bonds 8s, 2002                                    $3,418,888
 ....................................................................................................
DEM           18,045,000   Germany (Federal Republic of) bonds
                           Ser. 98, 5 5/8s, 2028                                        10,367,763
 ....................................................................................................
USD            5,715,000   Quebec (Province of) deb. Ser. NM,
                           7 1/8s, 2024                                                  6,116,993
 ....................................................................................................
GBP           14,350,000   United Kingdom Treasury bonds 8s, 2007                       26,300,056
----------------------------------------------------------------------------------------------------
                           Total Foreign Government Bonds
                           and Notes (cost $44,379,994)                                $46,203,700
----------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (4.7%) *
----------------------------------------------------------------------------------------------------
Principal Amount                                                                             Value
 ....................................................................................................
             $25,000,000   American Express Credit Account Master
                           Trust Ser. 96-1, Class A, 6.8s, 2003                        $25,601,500
 ....................................................................................................
              10,000,000   Green Tree Financial Corp. Ser. 93-3,
                           Class A5, 5 3/4s, 2018                                        9,953,100
 ....................................................................................................
               3,180,688   Green Tree Recreational, Equipment &
                           Consumer Trust Ser. 98-A, Class A1C,
                           6.18s, 2019                                                   3,183,670
----------------------------------------------------------------------------------------------------
                           Total Asset-Backed Securities
                           (cost $37,171,314)                                          $38,738,270
----------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES (0.5%) * (cost $3,520,000)
----------------------------------------------------------------------------------------------------
Principal Amount                                                      Ratings                Value
 ....................................................................................................
              $3,520,000   NJ Econ. Dev. Auth. Municipal
                           Bond Investors Assurance
                           Corporation Rev. Bonds, Ser. A,
                           7.425s, 2/15/29                                Aaa           $4,002,240
----------------------------------------------------------------------------------------------------
UNITS (--%) * (cost $140,000)
----------------------------------------------------------------------------------------------------
Number of Units                                                                              Value
 ....................................................................................................
                 140,000   Birch Telecom Inc., 144A units 14s, 2008                       $140,175
----------------------------------------------------------------------------------------------------
WARRANTS (--%) * (NON) (cost $--)
----------------------------------------------------------------------------------------------------
Number of Warrants                                                 Expiration Date           Value
 ....................................................................................................
                     140   Epic Resorts                                    6/15/05              $1
----------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (2.5%) * (cost $20,798,350)
----------------------------------------------------------------------------------------------------
Principal Amount                                                                             Value
 ....................................................................................................
             $20,795,000   Interest in $750,000,000 joint repurchase
                           agreement dated June 30, 1998 with
                           Goldman, Sachs & Co. due July 1, 1998
                           with respect to various U.S. Treasury
                           obligations - maturity value of
                           $20,798,350 for an effective yield
                           of 5.8%                                                     $20,798,350
----------------------------------------------------------------------------------------------------
                           Total Investments
                           (cost $836,867,730) ***                                    $861,494,078
----------------------------------------------------------------------------------------------------
Forward Currency Contracts to Buy at June 30, 1998 (Unaudited)
(aggregate face value $60,860,925)
----------------------------------------------------------------------------------------------------
                                               Aggregate           Delivery            Unrealized
                        Market Value          Face Value               Date         (Depreciation)
 ....................................................................................................
Australian Dollars          $186,424            $187,724            9/16/98               $(1,300)
 ....................................................................................................
Deutschemarks             59,475,316          60,673,201            9/16/98            (1,197,885)
----------------------------------------------------------------------------------------------------
                                                                                      $(1,199,185)
----------------------------------------------------------------------------------------------------
Forward Currency Contracts to Sell at June 30, 1998 (Unaudited)
(aggregate face value $100,120,305)
----------------------------------------------------------------------------------------------------
                                                                                       Unrealized
                              Market           Aggregate           Delivery          Appreciation/
                               Value          Face Value               Date         (Depreciation)
 ....................................................................................................
British Pounds           $26,221,347         $25,620,914            9/16/98             $(600,433)
 ....................................................................................................
Deutschemarks             73,107,710          74,499,391            9/16/98             1,391,681
----------------------------------------------------------------------------------------------------
                                                                                         $791,248
----------------------------------------------------------------------------------------------------
Futures Contracts Outstanding at June 30, 1998 (Unaudited)
----------------------------------------------------------------------------------------------------
                                                                                       Unrealized
                                               Aggregate         Expiration          Appreciation/
                         Total Value          Face Value               Date         (Depreciation)
 ....................................................................................................
U.S. Treasury Note
10 Yr (Long)             $37,226,906         $36,869,250             Sep-98              $357,656
 ....................................................................................................
U.S. Treasury Bond
20 Yr (Long)              39,673,594          39,107,484             Sep-98               566,110
 ....................................................................................................
U.S. Treasury Note
5 Yr (Short)             103,654,688         103,082,840             Sep-98              (571,918)
----------------------------------------------------------------------------------------------------
                                                                                         $351,918
----------------------------------------------------------------------------------------------------
TBA Sales Commitments Outstanding at June 30, 1998 (Unaudited)
(proceeds receivable $30,659,537)
----------------------------------------------------------------------------------------------------
                                               Principal         Settlement                Market
Description                                       Amount               Date                 Value
 ....................................................................................................
GNMA 7 1/2s, July 15, 2028                   $29,753,000            7/21/98           $30,580,431
----------------------------------------------------------------------------------------------------

See page 113 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



Putnam VT Utilities Growth and Income Fund

Portfolio of investments owned
June 30, 1998 (Unaudited)
COMMON STOCKS (84.4%) *
----------------------------------------------------------------------------------------------------
Number of Shares                                                                             Value
 ....................................................................................................

Banks (0.4%)
 ....................................................................................................
                  27,500   Bankers Trust New York Corp. (CUS)                           $3,191,719
----------------------------------------------------------------------------------------------------
Building and Construction (0.6%)
 ....................................................................................................
                  53,000   Centrais Electricas Bras S. A. (Brazil)                       1,558,150
 ....................................................................................................
                 245,800   Willbros Group, Inc. (NON)                                    3,840,625
----------------------------------------------------------------------------------------------------
                                                                                         5,398,775
----------------------------------------------------------------------------------------------------
Cellular Communications (0.2%)
 ....................................................................................................
                 180,000   PT Indosat ADR (Indonesia)                                    2,002,500
----------------------------------------------------------------------------------------------------
Conglomerates (0.5%)
 ....................................................................................................
                  82,500   Ogden Corp.                                                   2,284,219
 ....................................................................................................
                 298,333   Telecom Italia SPA (Italy)                                    2,192,350
----------------------------------------------------------------------------------------------------
                                                                                         4,476,569
----------------------------------------------------------------------------------------------------
Electric Utilities (33.2%)
 ....................................................................................................
                  79,400   Ameren Corp.                                                  3,156,150
 ....................................................................................................
                 158,200   Carolina Power & Light Co.                                    6,861,925
 ....................................................................................................
                  13,050   Chilectra S.A. 144A ADR (Chile)                                 280,575
 ....................................................................................................
                  45,400   CILCORP, Inc.                                                 2,179,200
 ....................................................................................................
                 225,300   CiNergy Corp.                                                 7,885,500
 ....................................................................................................
                 125,900   CMS Energy Corp. Class G                                      3,100,288
 ....................................................................................................
                  64,789   Companhia Energetica de Minas
                           Gerais ADR (Brazil)                                           1,976,049
 ....................................................................................................
                 171,000   Companhia Paranaense de
                           Energia-Copel ADR (Brazil)                                    1,581,750
 ....................................................................................................
                 156,500   Conectiv, Inc.                                                3,208,250
 ....................................................................................................
                 159,500   Consolidated Edison, Inc.                                     7,346,969
 ....................................................................................................
                  95,200   Dominion Resources, Inc.                                      3,879,400
 ....................................................................................................
                 436,000   DPL, Inc.                                                     7,902,500
 ....................................................................................................
                 635,902   Duke Energy Corp.                                            37,677,194
 ....................................................................................................
                  53,000   Edison International                                          1,566,813
 ....................................................................................................
                  31,700   EDP-Electricidade de Portugal, S.A.
                           ADR (Portugal) (NON)                                          1,460,181
 ....................................................................................................
                   9,010   Empresa Bandeirante de Energia S.A.
                           (Brazil) (NON)                                                  142,571
 ....................................................................................................
                   9,010   Empresa Paulista de Transmissao de
                           Energia Electrica S.A. (Brazil)                                  31,864
 ....................................................................................................
                 171,000   Energy East Corp.                                             7,117,875
 ....................................................................................................
                 454,100   Entergy Corp.                                                13,055,375
 ....................................................................................................
                 144,100   Florida Progress Corp.                                        5,926,113
 ....................................................................................................
                 134,100   GPU, Inc.                                                     5,070,656
 ....................................................................................................
                  53,000   Hawaiian Electric Industries, Inc.                            2,103,438
 ....................................................................................................
                 250,000   Houston Industries, Inc.                                      7,718,750
 ....................................................................................................
                 328,200   Iberdola S.A. (Spain)                                         5,325,981
 ....................................................................................................
                 328,200   Korea Electric Power Corp.
                           (South Korea)                                                 3,509,598
 ....................................................................................................
                   5,300   Light Participacoes, S.A. (Brazil) (NON)                          1,879
 ....................................................................................................
                  54,700   MidAmerican Energy Holdings Co.                               1,182,888
 ....................................................................................................
                 262,400   New Century Energies, Inc.                                   11,922,800
 ....................................................................................................
                 139,600   New England Electric Systems Inc.                             6,037,700
 ....................................................................................................
                 390,400   NIPSCO Industries, Inc.                                      10,931,200
 ....................................................................................................
                 607,000   Northeast Utilities Co. (NON)                                10,281,063
 ....................................................................................................
                 218,400   OGE Energy Corp.                                              5,896,800
 ....................................................................................................
                 326,200   P P & L Resources, Inc.                                       7,400,663
 ....................................................................................................
                  53,000   PacifiCorp                                                    1,199,125
 ....................................................................................................
                 243,400   Peco Energy Co.                                               7,104,238
 ....................................................................................................
                  83,000   Pinnacle West Capital Corp.                                   3,735,000
 ....................................................................................................
                 230,800   Potomac Electric Power Co.                                    5,784,425
 ....................................................................................................
                 148,280   Puget Sound Energy, Inc.                                      3,975,758
 ....................................................................................................
                 206,900   Scana Corp.                                                   6,168,206
 ....................................................................................................
                 306,598   Scottish Power PLC (United Kingdom)                           2,683,108
 ....................................................................................................
                 304,700   Sierra Pacific Resources                                     11,064,419
 ....................................................................................................
                  74,400   Southern Co.                                                  2,059,950
 ....................................................................................................
                 137,600   Teco Energy, Inc.                                             3,689,400
 ....................................................................................................
                 227,600   Texas Utilities Co.                                           9,473,850
 ....................................................................................................
                 286,500   TNP Enterprises, Inc.                                         8,845,688
 ....................................................................................................
                 185,300   Union Electrica Fenosa S.A. (Spain)                           2,385,087
 ....................................................................................................
                  53,000   UniSource Energy Corp. (NON)                                    834,750
 ....................................................................................................
                 106,100   United Illuminating Co.                                       5,371,313
 ....................................................................................................
                  86,300   Utilicorp United, Inc.                                        3,252,431
 ....................................................................................................
                  14,800   Viag AG (Germany)                                            10,169,627
 ....................................................................................................
                 391,700   Wisconsin Energy Corp.                                       11,897,888
----------------------------------------------------------------------------------------------------
                                                                                       293,414,221
----------------------------------------------------------------------------------------------------
Gas Pipelines (5.9%)
 ....................................................................................................
                 172,700   Coastal Corp.                                                12,056,619
 ....................................................................................................
                 299,600   El Paso Natural Gas Co.                                      11,459,700
 ....................................................................................................
                 328,200   Enron Corp.                                                  17,743,313
 ....................................................................................................
                 127,000   Sonat, Inc.                                                   4,905,375
 ....................................................................................................
                 164,200   Transportadora de Gas del S.A. ADR
                           (Argentina)                                                   1,888,300
 ....................................................................................................
                 125,000   Williams Cos., Inc.                                           4,218,750
----------------------------------------------------------------------------------------------------
                                                                                        52,272,057
----------------------------------------------------------------------------------------------------
Gas Utilities (18.7%)
 ....................................................................................................
                 224,000   AGL Resources, Inc.                                           4,452,000
 ....................................................................................................
                 263,600   Atmos Energy Corp.                                            8,039,800
 ....................................................................................................
                 131,500   Bay State Gas Co.                                             5,038,094
 ....................................................................................................
                 122,900   Cascade Natural Gas Corp.                                     1,927,994
 ....................................................................................................
                 131,200   Central Hudson Gas & Electric                                 6,002,400
 ....................................................................................................
                 202,800   Columbia Gas System, Inc.                                    11,280,750
 ....................................................................................................
                  87,500   Connecticut Energy Corp.                                      2,439,063
 ....................................................................................................
                 232,800   Eastern Enterprises                                           9,981,300
 ....................................................................................................
                 344,000   Energen Corp.                                                 6,923,000
 ....................................................................................................
                  63,700   Equitable Resources, Inc.                                     1,942,850
 ....................................................................................................
                  40,100   Indiana Energy, Inc.                                          1,197,988
 ....................................................................................................
                 195,400   K N Energy, Inc.                                             10,588,238
 ....................................................................................................
                  77,300   Laclede Gas Co.                                               1,893,850
 ....................................................................................................
                 224,400   Marketspan Corp.                                              6,717,975
 ....................................................................................................
                 190,600   MCN Corp.                                                     4,741,175
 ....................................................................................................
                 195,600   National Fuel Gas Co.                                         8,520,825
 ....................................................................................................
                  40,000   New Jersey Resources Corp.                                    1,427,500
 ....................................................................................................
                 178,200   NICOR Inc.                                                    7,150,275
 ....................................................................................................
                  80,450   North Carolina Natural Gas Corp.                              2,041,419
 ....................................................................................................
                 263,800   Northwest Natural Gas Co.                                     7,378,156
 ....................................................................................................
                 134,400   NUI Corp.                                                     3,418,800
 ....................................................................................................
                 183,100   ONEOK, Inc.                                                   7,301,113
 ....................................................................................................
                 127,000   Peoples Energy Corp.                                          4,905,375
 ....................................................................................................
                 108,800   Piedmont Natural Gas Co., Inc.                                3,658,400
 ....................................................................................................
                  37,100   Providence Energy Corp.                                         781,419
 ....................................................................................................
                 115,000   Public Service Co. of North Carolina, Inc.                    2,501,250
 ....................................................................................................
                 137,600   Questar Corp.                                                 2,700,400
 ....................................................................................................
                 474,955   Sempra Energy (NON)                                          13,180,001
 ....................................................................................................
                  43,600   South Jersey Industries, Inc.                                 1,204,450
 ....................................................................................................
                 115,000   Southwest Gas Corp.                                           2,810,313
 ....................................................................................................
                 109,500   Washington Gas Light Co.                                      2,929,125
 ....................................................................................................
                 148,200   Westcoast Energy, Inc.                                        3,306,713
 ....................................................................................................
                 168,200   WICOR, Inc.                                                   3,889,625
 ....................................................................................................
                 111,700   Yankee Energy System, Inc.                                    2,750,613
----------------------------------------------------------------------------------------------------
                                                                                       165,022,249
----------------------------------------------------------------------------------------------------
Oil and Gas (0.5%)
 ....................................................................................................
                  15,900   Mitchell Energy & Development Corp.
                           Class B                                                         306,075
 ....................................................................................................
                 354,600   NGC Corp.                                                     4,432,500
----------------------------------------------------------------------------------------------------
                                                                                         4,738,575
----------------------------------------------------------------------------------------------------
Pharmaceuticals (1.2%)
 ....................................................................................................
                 228,100   Pharmacia & Upjohn, Inc.                                     10,521,113
----------------------------------------------------------------------------------------------------
REIT's (1.1%)
 ....................................................................................................
                 188,433   Equity Office Properties Trust                                5,346,786
 ....................................................................................................
                  94,700   Equity Residential Properties Trust                           4,492,331
----------------------------------------------------------------------------------------------------
                                                                                         9,839,117
----------------------------------------------------------------------------------------------------
Retail (0.2%)
 ....................................................................................................
                  70,600   Toys "R" Us, Inc. (NON)                                       1,663,513
----------------------------------------------------------------------------------------------------
Telephone Services (1.1%)
 ....................................................................................................
                 280,700   Cincinnati Bell, Inc.                                         8,035,038
 ....................................................................................................
                  53,000   Philippine Long Distance
                           Telephone Co. ADR (Philippines)                               1,199,125
 ....................................................................................................
                 116,500   PT Telekomunikasi Indonesia ADR
                           (Indonesia) (NON)                                               677,156
----------------------------------------------------------------------------------------------------
                                                                                         9,911,319
----------------------------------------------------------------------------------------------------
Telephone Utilities (20.3%)
 ....................................................................................................
                 630,300   American Telephone & Telegraph Co.                           36,005,888
 ....................................................................................................
                 371,900   Ameritech Corp.                                              16,689,013
 ....................................................................................................
                 363,956   Bell Atlantic Corp.                                          16,605,493
 ....................................................................................................
                 321,900   BellSouth Corp.                                              21,607,538
 ....................................................................................................
                  54,700   Cable & Wireless PLC ADR
                           (United Kingdom)                                              2,017,063
 ....................................................................................................
                 222,200   GTE Corp.                                                    12,359,875
 ....................................................................................................
                  47,700   Portugal Telecom S.A. (Portugal)                              2,525,119
 ....................................................................................................
                 868,000   SBC Communications, Inc.                                     34,720,000
 ....................................................................................................
                 206,000   Sprint Corp.                                                 14,523,000
 ....................................................................................................
                  65,000   Telebras Co. ADR (Brazil)                                     7,097,188
 ....................................................................................................
                  53,000   Telecom Argentina S.A. ADR
                           (Argentina)                                                   1,580,063
 ....................................................................................................
                  25,630   Telecom Corp. of New Zealand Ltd.
                           (New Zealand)                                                   430,904
 ....................................................................................................
                  47,700   Telecom Corp. of New Zealand Ltd. ADR
                           (New Zealand)                                                 1,562,175
 ....................................................................................................
                  10,900   Telefonica de Argentina S.A. ADR
                           (Argentina)                                                     353,569
 ....................................................................................................
                 169,800   Telefonica del Peru S.A. ADR (Peru)                           3,470,288
 ....................................................................................................
                 164,200   U S West, Inc.                                                7,717,400
----------------------------------------------------------------------------------------------------
                                                                                       179,264,576
----------------------------------------------------------------------------------------------------
Tobacco (--%)
 ....................................................................................................
                  33,900   Dimon Inc.                                                      381,375
----------------------------------------------------------------------------------------------------
Water Utilities (0.3%)
 ....................................................................................................
                  55,900   American Water Works, Inc.                                    1,732,900
 ....................................................................................................
                  51,900   Centrais Geradoras do Sul do Brasil
                           S.A. (Brazil) (NON)                                              70,905
 ....................................................................................................
                   9,010   Empresa Metropolitana de Aguas Energia
                           S.A. (Brazil) (NON)                                             677,795
 ....................................................................................................
                   9,010   Empresa Metropolitana de Aguas Energia
                           S.A. (Brazil) (NON)                                               7,012
----------------------------------------------------------------------------------------------------
                                                                                         2,488,612
----------------------------------------------------------------------------------------------------
Wireless Communications (0.2%)
 ....................................................................................................
                  63,500   360 Communications Co. (NON)                                  2,032,000
----------------------------------------------------------------------------------------------------
                           Total Common Stocks
                           (cost $563,168,175)                                        $746,618,290
----------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES (11.4%) *
----------------------------------------------------------------------------------------------------
Principal Amount                                                                             Value
 ....................................................................................................
Cellular Communications (0.2%)
 ....................................................................................................
              $2,000,000   AirTouch Communications, Inc. notes
                           6.65s, 2008                                                  $2,007,500
----------------------------------------------------------------------------------------------------
Electric Utilities (7.3%)
 ....................................................................................................
               1,000,000   Allegheny Generating Co. deb.
                           6 7/8s, 2023                                                    995,910
 ....................................................................................................
               2,000,000   Arizona Public Service Co. notes
                           6 1/4s, 2005                                                  1,984,620
 ....................................................................................................
                 709,000   Arkansas Electric Corp. bonds
                           7.33s, 2008                                                     739,934
 ....................................................................................................
               1,000,000   Australian Gas Light Co. Ltd. 144A
                           sr. notes 6 3/8s, 2003 (Australia)                            1,010,150
 ....................................................................................................
               1,000,000   Chugach Electric Co. 1st mtge. Ser. A,
                           9.14s, 2022                                                   1,205,240
 ....................................................................................................
               1,000,000   Cleveland Electric Co. med. term notes
                           8.33s, 1998                                                   1,006,310
 ....................................................................................................
               1,200,000   CMS Energy Corp. pass through
                           certificates 7s, 2005                                         1,171,511
 ....................................................................................................
               1,000,000   Commonwealth Edison Co. 1st mtge.
                           Ser. 83, 8s, 2008                                             1,123,770
 ....................................................................................................
               1,000,000   Connecticut Light & Power Co. 1st mtge.
                           Ser. D, 7 7/8s, 2024                                          1,020,300
 ....................................................................................................
               1,005,000   Connecticut Light & Power Co. 1st mtge.
                           Ser. A, 5 1/2s, 1999                                            998,176
 ....................................................................................................
               2,000,000   Consolidated Edison, Inc. deb. 6.45s, 2007                    2,028,500
 ....................................................................................................
               1,500,000   Duquesne Light Co. deb. 8.7s, 2016                            1,656,885
 ....................................................................................................
               2,000,000   Edison Mission Energy 144A company
                           guaranty 7.33s, 2008                                          2,120,320
 ....................................................................................................
               3,000,000   Hydro Quebec (Government of) guaranty
                           8.4s, 2022 (Canada)                                           3,662,910
 ....................................................................................................
               1,000,000   Iberdrola S.A. notes 7 1/2s, 2002
                           (Spain) (NON)                                                 1,046,330
 ....................................................................................................
               1,468,788   Indiana-Michigan Power Co. deb.
                           9.82s, 2022                                                   1,907,134
 ....................................................................................................
               2,898,109   Indiana-Michigan Power Co. deb. Ser. E,
                           9.81s, 2022                                                   3,791,480
 ....................................................................................................
               2,000,000   Israel Electric Corp., Ltd. 144A sr. notes
                           7 1/4s, 2006 (Israel)                                         2,076,940
 ....................................................................................................
               1,000,000   Kansas Gas & Electric deb. 8.29s, 2016                        1,084,620
 ....................................................................................................
               1,000,000   Kentucky Utilities Co. 1st mtge. Ser. R,
                           7.55s, 2025                                                   1,074,600
 ....................................................................................................
               1,500,000   Midwest Power Systems mtge.
                           6 3/4s, 2000                                                  1,519,290
 ....................................................................................................
               1,500,000   Ohio Edison Co. 1st mtge. 8 1/4s, 2002                        1,596,045
 ....................................................................................................
               1,146,000   Otter Tail Power Co. 1st mtge.
                           7 1/4s, 2002                                                  1,202,601
 ....................................................................................................
               2,000,000   Pacific Gas & Electric Co. sr. notes
                           7.1s, 2005                                                    2,108,360
 ....................................................................................................
               1,000,000   Philadelphia Electric Co. 1st ref. mtge.
                           8 5/8s, 2022                                                  1,053,440
 ....................................................................................................
               2,000,000   Potomac Electric Power Co. 1st mtge.
                           8 1/2s, 2027                                                  2,144,260
 ....................................................................................................
               2,000,000   Public Service Co. of Colorado coll. trust
                           6 3/8s, 2005                                                  2,037,020
 ....................................................................................................
               1,500,000   Sierra Pacific Power Co. med. term notes
                           Ser. C, 6.82s, 2006                                           1,562,055
 ....................................................................................................
               3,000,000   South Carolina Electric & Gas Co. 1st mtge.
                           7 5/8s, 2025                                                  3,285,030
 ....................................................................................................
               3,830,000   Southern Investments Service Co. sr. notes
                           6.8s, 2006 (United Kingdom)                                   3,912,039
 ....................................................................................................
               1,000,000   Southwestern Public Service Co. 1st mtge.
                           8.2s, 2022                                                    1,071,520
 ....................................................................................................
               3,000,000   System Energy Resources, Inc. deb.
                           7.38s, 2000                                                   3,029,760
 ....................................................................................................
               1,000,000   Texas Utilities Co. secd. lease fac. bonds
                           7.46s, 2015                                                   1,051,240
 ....................................................................................................
               1,600,000   Texas Utilities Electric Capital Trust V
                           company guaranty 8.175s, 2037                                 1,678,272
 ....................................................................................................
               2,000,000   Utilicorp United, Inc. sr. notes 8.2s, 2007                   2,199,720
 ....................................................................................................
               1,000,000   West Penn. Power Co. 1st mtge.
                           7 7/8s, 2022                                                  1,060,440
 ....................................................................................................
               2,000,000   Western Resources, Inc. sr. notes
                           6 7/8s, 2004                                                  2,044,380
----------------------------------------------------------------------------------------------------
                                                                                        64,261,112
----------------------------------------------------------------------------------------------------
Energy-Related (0.5%)
 ....................................................................................................
               1,000,000   CalEnergy, Inc. sr. notes 7.63s, 2007                         1,005,340
 ....................................................................................................
               1,400,000   Niagara Mohawk Power Corp. sr. notes
                           Ser. F, 7 5/8s, 2005                                          1,405,936
 ....................................................................................................
               1,575,000   Puget Sound Energy, Inc. med. term
                           sr. notes Ser. A, 7.02s, 2027                                 1,629,290
----------------------------------------------------------------------------------------------------
                                                                                         4,040,566
----------------------------------------------------------------------------------------------------
Gas Utilities (0.9%)
 ....................................................................................................
               1,500,000   Columbia Gas System, Inc. notes Ser. E,
                           7.32s, 2010                                                   1,571,355
 ....................................................................................................
               1,850,000   K N Energy, Inc. sr. notes 6.45s, 2003                        1,851,961
 ....................................................................................................
               2,000,000   ONEOK Inc. deb. 9.7s, 2019                                    2,170,360
 ....................................................................................................
                 825,000   Salton Sea Funding Corp. company
                           guaranty Ser. E, 8.3s, 2011                                     915,478
 ....................................................................................................
               1,500,000   Southwest Gas Corp. deb. 7 1/2s, 2006                         1,626,780
----------------------------------------------------------------------------------------------------
                                                                                         8,135,934
----------------------------------------------------------------------------------------------------
Oil and Gas (0.6%)
 ....................................................................................................
               1,250,000   Louis Dreyfus Natural Gas notes
                           6 7/8s, 2007                                                  1,260,963
 ....................................................................................................
               2,100,000   Oklahoma Gas & Electric Co. sr. notes
                           6.65s, 2027                                                   2,217,033
 ....................................................................................................
               2,000,000   Transcontinental Gas Pipeline Corp.
                           deb. 7 1/4s, 2026                                             2,080,660
----------------------------------------------------------------------------------------------------
                                                                                         5,558,656
----------------------------------------------------------------------------------------------------
Telephone Services (1.0%)
 ....................................................................................................
               2,000,000   Century Telephone Enterprises, Inc. deb.
                           Ser. G, 6 7/8s, 2028                                          1,999,200
 ....................................................................................................
               2,650,000   LCI International, Inc. sr. notes
                           7 1/4s, 2007                                                  2,694,335
 ....................................................................................................
               3,650,000   WorldCom, Inc. notes 7 3/4s, 2007                             3,959,009
----------------------------------------------------------------------------------------------------
                                                                                         8,652,544
----------------------------------------------------------------------------------------------------
Telephone Utilities (0.7%)
 ....................................................................................................
               2,000,000   Bell Atlantic Corp. deb. 7 7/8s, 2029                         2,364,100
 ....................................................................................................
               3,000,000   Bell South Telecommunication deb.
                           6 3/4s, 2033                                                  2,934,960
 ....................................................................................................
               1,000,000   Pacific Bell Co. deb. 7 3/4s, 2032                            1,078,070
----------------------------------------------------------------------------------------------------
                                                                                         6,377,130
----------------------------------------------------------------------------------------------------
Water Utilities (0.2%)
 ....................................................................................................
               1,500,000   Pennsylvania American Water Co.
                           144A mtge. 7.8s, 2026                                         1,682,130
----------------------------------------------------------------------------------------------------
                           Total Corporate Bonds and Notes
                           (cost $97,083,235)                                         $100,715,572
----------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (1.7%) *
----------------------------------------------------------------------------------------------------
Principal Amount                                                                             Value
 ....................................................................................................
U.S. Treasury Obligations (1.7%)
 ....................................................................................................
              $2,290,000   U.S. Treasury Bonds 6 1/8s,
                           November 15, 2027                                            $2,453,872
 ....................................................................................................
                           U.S. Treasury Notes
 ....................................................................................................
               8,260,000     6 1/4s, June 30, 2002                                       8,467,822
 ....................................................................................................
               2,390,000     6s, July 31, 2002                                           2,430,301
 ....................................................................................................
               2,050,000     5 1/2s, February 15, 2008                                   2,048,709
----------------------------------------------------------------------------------------------------
                           Total U.S. Government and
                           Agency Obligations
                           (cost $15,175,236)                                          $15,400,704
----------------------------------------------------------------------------------------------------
PREFERRED STOCKS (0.3%) * (cost $2,750,000)
----------------------------------------------------------------------------------------------------
Number of Shares                                                                             Value
 ....................................................................................................
                 110,000   Bankers Trust New York Corp. Ser. Q,
                           $1.395 ARP (CUS)                                             $2,763,750
----------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (1.5%) * (cost $13,038,100)
----------------------------------------------------------------------------------------------------
Principal Amount                                                                             Value
 ....................................................................................................
             $13,036,000   Interest in $750,000,000 joint repurchase
                           agreement dated June 30, 1998 with
                           Goldman, Sachs & Co. due July 1, 1998
                           with respect to various U.S. Treasury
                           obligations - maturity value of
                           $13,038,100 for an effective yield
                           of 5.8%                                                     $13,038,100
----------------------------------------------------------------------------------------------------
                           Total Investments
                           (cost $691,214,746) ***                                    $878,536,416
----------------------------------------------------------------------------------------------------

See page 113 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



Putnam VT Vista Fund

Portfolio of investments owned
June 30, 1998 (Unaudited)
COMMON STOCKS (96.3%) *
----------------------------------------------------------------------------------------------------
Number of Shares                                                                             Value
 ....................................................................................................

Advertising (1.4%)
 ....................................................................................................
                  72,200   Omnicom Group, Inc.                                          $3,600,975
----------------------------------------------------------------------------------------------------
Apparel (2.4%)
 ....................................................................................................
                  87,800   Jones Apparel Group, Inc. (NON)                               3,210,188
 ....................................................................................................
                  47,100   Tommy Hilfiger Corp. (NON)                                    2,943,750
----------------------------------------------------------------------------------------------------
                                                                                         6,153,938
----------------------------------------------------------------------------------------------------
Banks (4.6%)
 ....................................................................................................
                  46,100   Northern Trust Corp.                                          3,515,125
 ....................................................................................................
                  62,550   Southtrust Corp.                                              2,720,925
 ....................................................................................................
                  49,000   State Street Corp.                                            3,405,500
 ....................................................................................................
                  47,600   Summit Bancorp                                                2,261,000
----------------------------------------------------------------------------------------------------
                                                                                        11,902,550
----------------------------------------------------------------------------------------------------
Basic Industrial Products (1.0%)
 ....................................................................................................
                  69,900   Danaher Corp.                                                 2,564,456
----------------------------------------------------------------------------------------------------
Broadcasting (3.6%)
 ....................................................................................................
                  86,200   Chancellor Media Corp. (NON)                                  4,280,369
 ....................................................................................................
                  23,500   Clear Channel Communications, Inc. (NON)                      2,564,438
 ....................................................................................................
                  86,400   Sinclair Broadcast Group, Inc. Class A (NON)                  2,484,000
----------------------------------------------------------------------------------------------------
                                                                                         9,328,807
----------------------------------------------------------------------------------------------------
Business Services (3.9%)
 ....................................................................................................
                  78,600   Accustaff, Inc. (NON)                                         2,456,250
 ....................................................................................................
                  39,900   Cintas Corp.                                                  2,034,900
 ....................................................................................................
                  64,750   Fiserv, Inc.(NON)                                             2,749,852
 ....................................................................................................
                  49,300   Robert Half International, Inc. (NON)                         2,754,638
----------------------------------------------------------------------------------------------------
                                                                                         9,995,640
----------------------------------------------------------------------------------------------------
Cable Television (3.8%)
 ....................................................................................................
                 101,800   Comcast Corp. Special Class A                                 4,132,444
 ....................................................................................................
                  55,800   Tele-Comm Liberty Media Group, Inc.
                           Class A (NON)                                                 2,165,738
 ....................................................................................................
                 173,400   Tele-Communications TCI Ventures
                           Group Class A (NON)                                           3,478,838
----------------------------------------------------------------------------------------------------
                                                                                         9,777,020
----------------------------------------------------------------------------------------------------
Cellular Communications (0.7%)
 ....................................................................................................
                  37,350   Cellular Communications International, Inc. (NO               1,862,831
----------------------------------------------------------------------------------------------------
Computer Distribution (0.5%)
 ....................................................................................................
                  30,900   Ingram Micro, Inc. Class A (NON)                              1,367,325
----------------------------------------------------------------------------------------------------
Computer Services (2.4%)
 ....................................................................................................
                  45,300   America Online, Inc. (NON)                                    4,801,800
 ....................................................................................................
                  14,600   Lycos, Inc. (NON)                                             1,100,475
----------------------------------------------------------------------------------------------------
                                                                                         5,902,275
----------------------------------------------------------------------------------------------------
Computer Software (11.3%)
 ....................................................................................................
                  19,100   Aspect Development, Inc. (NON)                                1,444,438
 ....................................................................................................
                  82,400   BMC Software, Inc. (NON)                                      4,279,650
 ....................................................................................................
                  94,000   Cadence Design Systems, Inc. (NON)                            2,937,500
 ....................................................................................................
                  61,900   Compuware Corp. (NON)                                         3,164,638
 ....................................................................................................
                  77,500   EMC Corp. (NON)                                               3,472,969
 ....................................................................................................
                  52,800   Intuit, Inc. (NON)                                            3,234,000
 ....................................................................................................
                  65,100   PeopleSoft, Inc. (NON)                                        3,059,700
 ....................................................................................................
                  53,400   Sterling Commerce, Inc. (NON)                                 2,589,900
 ....................................................................................................
                  98,200   VERITAS Software Corp. (NON)                                  4,063,025
 ....................................................................................................
                   5,900   Yahoo, Inc. (NON)                                               929,250
----------------------------------------------------------------------------------------------------
                                                                                        29,175,070
----------------------------------------------------------------------------------------------------
Cosmetics (0.9%)
 ....................................................................................................
                  33,500   Estee Lauder Cos. Class A                                     2,334,531
----------------------------------------------------------------------------------------------------
Education Services (0.9%)
 ....................................................................................................
                  70,300   Apollo Group, Inc. Class A (NON)                              2,324,294
----------------------------------------------------------------------------------------------------
Financial Services (9.1%)
 ....................................................................................................
                  22,400   Capital One Financial Corp.                                   2,781,800
 ....................................................................................................
                  54,100   Finova Group, Inc.                                            3,063,413
 ....................................................................................................
                  55,000   Greenpoint Finanacial Corp.                                   2,069,375
 ....................................................................................................
                  41,700   Lehman Brothers Holding, Inc.                                 3,234,356
 ....................................................................................................
                  59,700   Paine Webber Group, Inc.                                      2,567,100
 ....................................................................................................
                  48,700   Providian Financial Corp.                                     3,825,994
 ....................................................................................................
                  71,300   Schwab (Charles) Corp.                                        2,317,250
 ....................................................................................................
                  63,300   SunAmerica, Inc.                                              3,635,794
----------------------------------------------------------------------------------------------------
                                                                                        23,495,082
----------------------------------------------------------------------------------------------------
Food and Beverages (4.9%)
 ....................................................................................................
                  82,900   Coca Cola Enterprises, Inc.                                   3,253,825
 ....................................................................................................
                 105,000   International Home Foods Inc.                                 2,388,750
 ....................................................................................................
                  80,500   Rexall Sundown, Inc. (NON)                                    2,837,625
 ....................................................................................................
                  44,749   Suiza Foods Corp.                                             2,670,956
 ....................................................................................................
                  32,000   Twinlab Corp. (NON)                                           1,398,000
----------------------------------------------------------------------------------------------------
                                                                                        12,549,156
----------------------------------------------------------------------------------------------------
Gas Pipelines (0.9%)
 ....................................................................................................
                  69,900   Williams Cos., Inc.                                           2,359,125
----------------------------------------------------------------------------------------------------
Health Care Information Systems (0.7%)
 ....................................................................................................
                  54,600   Incyte Pharmaceuticals, Inc. (NON)                            1,863,225
----------------------------------------------------------------------------------------------------
Health Care Services (0.8%)
 ....................................................................................................
                  76,500   HEALTHSOUTH Corp. (NON)                                       2,041,594
----------------------------------------------------------------------------------------------------
Hospital Management (1.3%)
 ....................................................................................................
                  98,850   Health Management Assoc., Inc. (NON)                          3,305,297
----------------------------------------------------------------------------------------------------
Hotels (0.7%)
 ....................................................................................................
                  53,200   Marriott International, Inc. Class A                          1,722,350
----------------------------------------------------------------------------------------------------
Insurance (3.7%)
 ....................................................................................................
                  39,150   AON Corp.                                                     2,750,288
 ....................................................................................................
                  23,500   Hartford Financial Services Group (ITT)                       2,687,813
 ....................................................................................................
                  39,700   Reliastar Financial Corp.                                     1,905,600
 ....................................................................................................
                  30,700   The PMI Group, Inc.                                           2,252,613
----------------------------------------------------------------------------------------------------
                                                                                         9,596,314
----------------------------------------------------------------------------------------------------
Medical Supplies and Devices (5.5%)
 ....................................................................................................
                  60,000   Henry Schein, Inc. (NON)                                      2,767,500
 ....................................................................................................
                  35,700   McKesson Corp.                                                2,900,625
 ....................................................................................................
                  78,100   Omnicare, Inc.                                                2,977,563
 ....................................................................................................
                  34,100   Sofamor Danek Group, Inc. (NON)                               2,951,781
 ....................................................................................................
                  41,300   Steris Corp. (NON)                                            2,626,422
----------------------------------------------------------------------------------------------------
                                                                                        14,223,891
----------------------------------------------------------------------------------------------------
Networking Equipment (1.9%)
 ....................................................................................................
                  48,300   Ascend Communications, Inc. (NON)                             2,393,869
 ....................................................................................................
                  97,200   FORE Systems, Inc. (NON)                                      2,575,800
----------------------------------------------------------------------------------------------------
                                                                                         4,969,669
----------------------------------------------------------------------------------------------------
Nursing Homes (0.6%)
 ....................................................................................................
                  27,400   Health Care & Retirement Corp. (NON)                          1,080,588
 ....................................................................................................
                  10,100   Manor Care, Inc.                                                388,219
----------------------------------------------------------------------------------------------------
                                                                                         1,468,807
----------------------------------------------------------------------------------------------------
Office Equipment (1.6%)
 ....................................................................................................
                 100,200   Herman Miller, Inc.                                           2,436,113
 ....................................................................................................
                  46,300   HON INDUSTRIES, Inc.                                          1,574,200
----------------------------------------------------------------------------------------------------
                                                                                         4,010,313
----------------------------------------------------------------------------------------------------
Oil Services (1.2%)
 ....................................................................................................
                  29,300   Cooper Cameron Corp. (NON)                                    1,494,300
 ....................................................................................................
                  88,900   Global Industries, Ltd. (NON)                                 1,500,188
----------------------------------------------------------------------------------------------------
                                                                                         2,994,488
----------------------------------------------------------------------------------------------------
Pharmaceuticals and Biotechnology (4.7%)
 ....................................................................................................
                  70,200   Centocor, Inc. (NON)                                          2,544,750
 ....................................................................................................
                  45,200   Elan Corp. PLC ADR (Ireland) (NON)                            2,906,925
 ....................................................................................................
                  54,500   ICN Pharmaceuticals, Inc.                                     2,489,969
 ....................................................................................................
                  53,800   Quintiles Transnational Corp. (NON)                           2,646,288
 ....................................................................................................
                  31,400   Watson Pharmaceuticals, Inc. (NON)                            1,465,988
----------------------------------------------------------------------------------------------------
                                                                                        12,053,920
----------------------------------------------------------------------------------------------------
Publishing (0.8%)
 ....................................................................................................
                  85,500   Belo (A.H.) Corp.                                             2,084,063
----------------------------------------------------------------------------------------------------
Recreation (1.0%)
 ....................................................................................................
                  33,400   Royal Caribbean Cruises Ltd.                                  2,655,300
----------------------------------------------------------------------------------------------------
Retail (13.3%)
 ....................................................................................................
                  49,500   Abercrombie & Fitch Co. Class A (NON)                         2,178,000
 ....................................................................................................
                  45,400   Bed Bath & Beyond, Inc. (NON)                                 2,352,288
 ....................................................................................................
                  81,500   Borders Group, Inc. (NON)                                     3,015,500
 ....................................................................................................
                  75,400   Costco Companies, Inc. (NON)                                  4,754,913
 ....................................................................................................
                  67,500   Family Dollar Stores, Inc.                                    1,248,750
 ....................................................................................................
                  69,700   Fred Meyer, Inc. (NON)                                        2,962,250
 ....................................................................................................
                  68,300   Kohls Corp. (NON)                                             3,543,063
 ....................................................................................................
                  67,500   Linens 'N Things, Inc. (NON)                                  2,062,969
 ....................................................................................................
                  92,000   Office Depot, Inc. (NON)                                      2,903,750
 ....................................................................................................
                  33,200   Payless Shoesource, Inc. (NON)                                2,446,425
 ....................................................................................................
                 129,300   Pier 1 Imports, Inc.                                          3,087,038
 ....................................................................................................
                 148,400   TJX Cos., Inc. (The)                                          3,580,150
----------------------------------------------------------------------------------------------------
                                                                                        34,135,096
----------------------------------------------------------------------------------------------------
Supermarkets (0.7%)
 ....................................................................................................
                  39,900   Dominick's Supermarkets, Inc. (NON)                           1,778,044
----------------------------------------------------------------------------------------------------
Telecommunication Equipment (3.1%)
 ....................................................................................................
                  57,000   Advanced Fibre Communications (NON)                           2,283,563
 ....................................................................................................
                  44,300   Comverse Technology, Inc. (NON)                               2,298,063
 ....................................................................................................
                  47,500   Tellabs, Inc. (NON)                                           3,402,188
----------------------------------------------------------------------------------------------------
                                                                                         7,983,814
----------------------------------------------------------------------------------------------------
Textiles (2.0%)
 ....................................................................................................
                  76,600   Mohawk Industries, Inc. (NON)                                 2,427,248
 ....................................................................................................
                  84,200   Westpoint Stevens, Inc. (NON)                                 2,778,600
----------------------------------------------------------------------------------------------------
                                                                                         5,205,848
----------------------------------------------------------------------------------------------------
Transportation (0.4%)
 ....................................................................................................
                  25,400   Expeditors International of Washington, Inc.                  1,117,600
----------------------------------------------------------------------------------------------------
                           Total Common Stocks
                           (cost $197,713,004)                                        $247,902,708
----------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (4.3%) * (cost $11,033,777)
----------------------------------------------------------------------------------------------------
Principal Amount                                                                             Value
 ....................................................................................................
             $11,032,000   Interest in $750,000,000 joint repurchase
                           agreement dated June 30, 1998 with
                           Goldman, Sachs & Co. due July 1, 1998
                           with respect to various U.S. Treasury
                           obligations - maturity value of
                           $11,033,777 for an effective yield
                           of 5.8%                                                     $11,033,777
----------------------------------------------------------------------------------------------------
                           Total Investments
                           (cost $208,746,781) ***                                    $258,936,485
----------------------------------------------------------------------------------------------------

See page 113 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



Putnam VT Voyager Fund

Portfolio of investments owned
June 30, 1998 (Unaudited)
COMMON STOCKS (95.9%) *
----------------------------------------------------------------------------------------------------
Number of Shares                                                                             Value
 ....................................................................................................
Advertising (1.4%)
 ....................................................................................................
                 383,303   Lamar Advertising Co. (NON)                                 $13,750,995
 ....................................................................................................
                 423,968   Omnicom Group, Inc.                                          21,145,404
 ....................................................................................................
               1,481,469   Outdoor Systems, Inc. (NON)                                  41,481,132
 ....................................................................................................
                  95,059   TMP Worldwide Inc. (NON)                                      3,315,183
----------------------------------------------------------------------------------------------------
                                                                                        79,692,714
----------------------------------------------------------------------------------------------------
Aerospace and Defense (0.1%)
 ....................................................................................................
                 135,712   Orbital Sciences Corp. (NON)                                  5,072,236
----------------------------------------------------------------------------------------------------
Apparel (0.6%)
 ....................................................................................................
                 101,200   Gucci Group N.V. (Netherlands)                                5,363,600
 ....................................................................................................
                 308,200   Jones Apparel Group, Inc. (NON)                              11,268,563
 ....................................................................................................
                  82,300   Nike, Inc.                                                    4,006,981
 ....................................................................................................
                 285,161   Stage Stores, Inc. (NON)                                     12,903,535
 ....................................................................................................
                 110,076   Wolverine World Wide, Inc.                                    2,387,273
----------------------------------------------------------------------------------------------------
                                                                                        35,929,952
----------------------------------------------------------------------------------------------------
Automotive (0.2%)
 ....................................................................................................
                 354,700   Snap-On Inc.                                                 12,857,875
----------------------------------------------------------------------------------------------------
Banks (4.0%)
 ....................................................................................................
                 718,700   Banc One Corp.                                               40,112,444
 ....................................................................................................
                 524,220   BankAmerica Corp.                                            45,312,266
 ....................................................................................................
                 546,925   Fifth Third Bancorp                                          34,456,275
 ....................................................................................................
                 270,000   First Chicago NBD Corp.                                      23,928,750
 ....................................................................................................
                 302,400   First Union Corp.                                            17,614,800
 ....................................................................................................
                 121,600   NationsBank Corp.                                             9,302,400
 ....................................................................................................
                 226,800   PNC Bank Corp.                                               12,204,675
 ....................................................................................................
                 828,375   Washington Mutual, Inc.                                      35,982,539
----------------------------------------------------------------------------------------------------
                                                                                       218,914,149
----------------------------------------------------------------------------------------------------
Basic Industrial Products (--%)
 ....................................................................................................
                  66,273   General Signal Corp.                                          2,385,828
----------------------------------------------------------------------------------------------------
Broadcasting (5.8%)
 ....................................................................................................
               3,306,975   CBS Corp.                                                   104,996,456
 ....................................................................................................
               1,185,328   Chancellor Media Corp. (NON)                                 58,858,944
 ....................................................................................................
                 898,379   Clear Channel Communications, Inc. (NON)                     98,035,608
 ....................................................................................................
                 258,505   Heftel Broadcasting Corp. Class A (NON)                      11,568,099
 ....................................................................................................
                 731,770   Sinclair Broadcast Group, Inc. Class A (NON)                 21,038,388
 ....................................................................................................
                 262,900   Univision Communications Inc. Class A (NON)                   9,793,025
 ....................................................................................................
                 417,183   Westwood One, Inc. (NON)                                     10,520,834
----------------------------------------------------------------------------------------------------
                                                                                       314,811,354
----------------------------------------------------------------------------------------------------
Building Products (0.3%)
 ....................................................................................................
                 315,200   Masco Corp.                                                  19,069,600
----------------------------------------------------------------------------------------------------
Business Equipment and Services (0.6%)
 ....................................................................................................
                 499,000   Cintas Corp.                                                 25,449,000
 ....................................................................................................
                 244,358   Renaissance Worldwide, Inc. (NON)                             5,314,787
----------------------------------------------------------------------------------------------------
                                                                                        30,763,787
----------------------------------------------------------------------------------------------------
Business Services (5.1%)
 ....................................................................................................
                  75,855   Abacus Direct Corp. (NON)                                     3,939,719
 ....................................................................................................
                 369,504   Accustaff, Inc. (NON)                                        11,547,000
 ....................................................................................................
                 157,201   Affiliated Computer Services, Inc.
                           Class A (NON)                                                 6,052,239
 ....................................................................................................
                  83,881   Airgas, Inc. (NON)                                            1,205,789
 ....................................................................................................
                 105,382   Applied Graphics Technologies, Inc. (NON)                     4,821,227
 ....................................................................................................
               2,802,159   Cendant Corp. (NON)                                          58,495,069
 ....................................................................................................
                 337,543   Interim Services Inc. (NON)                                  10,843,569
 ....................................................................................................
                 361,401   Interpublic Group Cos. Inc.                                  21,932,523
 ....................................................................................................
                 192,400   Metamor Worldwide, Inc. (NON)                                 6,770,075
 ....................................................................................................
                  74,500   NOVA Corp./Georgia (NON)                                      2,663,375
 ....................................................................................................
                 351,840   Paychex, Inc.                                                14,315,490
 ....................................................................................................
                 234,174   Payment Services., Inc. (NON)                                 5,956,801
 ....................................................................................................
               7,553,800   Rentokil Group PLC (United Kingdom)                          54,269,060
 ....................................................................................................
                 882,796   Robert Half International, Inc. (NON)                        49,326,227
 ....................................................................................................
                  90,600   Select Appointments Holdings PLC
                           ADR (United Kingdom)                                          2,672,700
 ....................................................................................................
                 562,938   Serco Group PLC (United Kingdom) (NON)                       12,968,154
 ....................................................................................................
                 205,274   Snyder Communications, Inc. (NON)                             9,032,056
----------------------------------------------------------------------------------------------------
                                                                                       276,811,073
----------------------------------------------------------------------------------------------------
Cable Television (6.3%)
 ....................................................................................................
               1,693,200   MediaOne Group Inc. (NON)                                    74,394,975
 ....................................................................................................
                 777,100   Tele-Comm Liberty Media Group, Inc.
                           Class A (NON)                                                30,161,194
 ....................................................................................................
               5,833,778   Tele-Communications TCI ventures
                           Group Class A (NON)                                         117,040,171
 ....................................................................................................
               2,776,037   Tele-Communications, Inc. Class A (NON)                     106,703,922
 ....................................................................................................
                 558,200   USA Networks, Inc. (NON)                                     14,024,775
----------------------------------------------------------------------------------------------------
                                                                                       342,325,037
----------------------------------------------------------------------------------------------------
Computer Services (4.3%)
 ....................................................................................................
                 716,960   America Online, Inc. (NON)                                   75,997,760
 ....................................................................................................
                 627,891   Capita Group PLC (United Kingdom)                             5,413,701
 ....................................................................................................
                  97,931   CheckFree Holdings Corp. (NON)                                2,882,844
 ....................................................................................................
                 809,500   Electronic Data Systems Corp.                                32,380,000
 ....................................................................................................
                 380,050   Getronics Electric N.V. (Netherlands)                        19,673,834
 ....................................................................................................
                 204,573   IDT Corp. (NON)                                               6,149,976
 ....................................................................................................
                 800,850   Keane, Inc. (NON)                                            44,847,600
 ....................................................................................................
                 104,845   Misys PLC (United Kingdom)                                    5,950,787
 ....................................................................................................
                 809,991   Sterling Commerce, Inc. (NON)                                39,284,564
 ....................................................................................................
                  25,107   Whittman-Hart, Inc. (NON)                                     1,214,551
----------------------------------------------------------------------------------------------------
                                                                                       233,795,617
----------------------------------------------------------------------------------------------------
Computer Software (9.8%)
 ....................................................................................................
                 853,889   BMC Software, Inc. (NON)                                     44,348,860
 ....................................................................................................
                 860,218   Cadence Design Systems, Inc. (NON)                           26,881,813
 ....................................................................................................
                 180,400   CBT Group Public Ltd. Co. ADR
                           (Ireland) (NON)                                               9,651,400
 ....................................................................................................
                 116,503   Cerner Corp. (NON)                                            3,298,491
 ....................................................................................................
               1,780,596   Computer Associates International, Inc.                      98,934,365
 ....................................................................................................
               1,451,091   Compuware Corp. (NON)                                        74,187,027
 ....................................................................................................
                 739,277   Electronic Arts, Inc. (NON)                                  39,920,958
 ....................................................................................................
                 832,275   EMC Corp. (NON)                                              37,296,323
 ....................................................................................................
                 445,818   Intuit, Inc. (NON)                                           27,306,353
 ....................................................................................................
                  36,300   Legato Systems, Inc. (NON)                                    1,415,700
 ....................................................................................................
                 349,562   Lernout & Hauspie Speech Products
                           N.V. (Belgium) (NON)                                         20,864,482
 ....................................................................................................
                 421,096   Microsoft Corp. (NON)                                        45,636,279
 ....................................................................................................
               2,014,223   Parametric Technology Corp. (NON)                            54,635,799
 ....................................................................................................
                 170,300   Saville Systems Ireland PLC ADR
                           (Ireland) (NON)                                               8,536,288
 ....................................................................................................
               2,228,000   SEMA Group PLC (United Kingdom)                              26,182,665
 ....................................................................................................
                 335,662   Synopsys, Inc. (NON)                                         15,356,537
 ....................................................................................................
                  51,119   Viasoft, Inc. (NON)                                             827,489
----------------------------------------------------------------------------------------------------
                                                                                       535,280,829
----------------------------------------------------------------------------------------------------
Conglomerates (1.4%)
 ....................................................................................................
               1,243,800   Tyco International Ltd. (NON)                                78,359,400
----------------------------------------------------------------------------------------------------
Consumer Non Durables (0.3%)
 ....................................................................................................
                 991,125   Luxottica Group S.P.A. ADR (Italy)                           15,362,438
----------------------------------------------------------------------------------------------------
Consumer Services (0.3%)
 ....................................................................................................
                 423,150   The ServiceMaster Co.                                        16,106,147
----------------------------------------------------------------------------------------------------
Cosmetics (--%)
 ....................................................................................................
                  70,547   Thermolase Corp. (NON)                                          511,466
----------------------------------------------------------------------------------------------------
Educational Services (0.1%)
 ....................................................................................................
                 148,615   Apollo Group, Inc. Class A (NON)                              4,913,583
----------------------------------------------------------------------------------------------------
Electric Utilities (0.3%)
 ....................................................................................................
                 237,804   CalEnergy, Inc. (NON)                                         7,148,983
 ....................................................................................................
                 178,000   Duke Energy Corp.                                            10,546,500
----------------------------------------------------------------------------------------------------
                                                                                        17,695,483
----------------------------------------------------------------------------------------------------
Electronics and Electrical Equipment (2.0%)
 ....................................................................................................
                 625,800   General Electric Co.                                         56,947,800
 ....................................................................................................
                 303,000   Hewlett-Packard Co.                                          18,142,125
 ....................................................................................................
                 172,566   Sanmina Corp. (NON)                                           7,485,050
 ....................................................................................................
                 171,349   Solectron Corp. (NON)                                         7,207,367
 ....................................................................................................
                 443,000   Thermo Instrument Systems, Inc. (NON)                        11,628,750
 ....................................................................................................
                 109,425   Uniphase Corp. (NON)                                          6,869,838
 ....................................................................................................
                  50,007   Waters Corp. (NON)                                            2,947,288
----------------------------------------------------------------------------------------------------
                                                                                       111,228,218
----------------------------------------------------------------------------------------------------
Energy-Related (1.0%)
 ....................................................................................................
                 156,839   AES Corp. (NON)                                               8,243,850
 ....................................................................................................
               1,319,932   Thermo Electron Corp. (NON)                                  45,125,175
----------------------------------------------------------------------------------------------------
                                                                                        53,369,025
----------------------------------------------------------------------------------------------------
Entertainment (0.1%)
 ....................................................................................................
                 152,039   Coach USA, Inc. (NON)                                         6,936,779
----------------------------------------------------------------------------------------------------
Environmental Control (1.2%)
 ....................................................................................................
                  64,190   Allied Waste Industries, Inc. (NON)                           1,540,560
 ....................................................................................................
               1,118,932   Republic Industries, Inc. (NON)                              27,477,200
 ....................................................................................................
                 720,556   USA Waste Services, Inc. (NON)                               35,577,453
----------------------------------------------------------------------------------------------------
                                                                                        64,595,213
----------------------------------------------------------------------------------------------------
Financial Services (6.5%)
 ....................................................................................................
                 679,856   American Express Co.                                         77,503,584
 ....................................................................................................
                 129,863   AMRESCO, Inc. (NON)                                           3,782,260
 ....................................................................................................
                 233,000   Associates First Capital Corp.                               17,911,875
 ....................................................................................................
                 184,100   Concord EFS, Inc. (NON)                                       4,809,599
 ....................................................................................................
                 971,187   Fannie Mae                                                   58,999,610
 ....................................................................................................
                 208,200   Finova Group, Inc.                                           11,789,325
 ....................................................................................................
                 220,637   FIRSTPLUS Financial Group, Inc. (NON)                         7,942,932
 ....................................................................................................
                 995,786   Freddie Mac                                                  46,864,179
 ....................................................................................................
                 741,981   MBNA Corp.                                                   24,485,373
 ....................................................................................................
                  86,700   Merrill Lynch & Co., Inc.                                     7,998,075
 ....................................................................................................
                 311,300   Morgan Stanley, Dean Witter,
                           Discover and Co.                                             28,445,038
 ....................................................................................................
                 226,200   Providian Financial Corp.                                    17,770,838
 ....................................................................................................
                 184,700   Sirrom Capital Corp.                                          4,802,200
 ....................................................................................................
                 155,800   Star Banc Corp.                                               9,951,725
 ....................................................................................................
                 678,086   TCF Financial Corp.                                          20,003,537
 ....................................................................................................
                 135,100   The Equitable Companies, Inc.                                10,124,056
----------------------------------------------------------------------------------------------------
                                                                                       353,184,206
----------------------------------------------------------------------------------------------------
Food and Beverages (1.8%)
 ....................................................................................................
                 477,300   Coca-Cola Enterprises, Inc.                                  18,734,025
 ....................................................................................................
                 277,100   PepsiCo, Inc.                                                11,413,056
 ....................................................................................................
                 142,000   The Quaker Oats Co.                                           7,801,125
 ....................................................................................................
                 767,247   Sara Lee Corp.                                               42,917,879
 ....................................................................................................
                 887,300   Whitman Corp.                                                20,352,444
----------------------------------------------------------------------------------------------------
                                                                                       101,218,529
----------------------------------------------------------------------------------------------------
Funeral/Cemetery Services (0.2%)
 ....................................................................................................
                 492,516   Stewart Enterprises, Inc. Class A                            13,113,239
----------------------------------------------------------------------------------------------------
Gas Pipelines (0.4%)
 ....................................................................................................
                  89,250   Columbia Gas System, Inc.                                     4,964,531
 ....................................................................................................
                 178,800   El Paso Natural Gas Co.                                       6,839,100
 ....................................................................................................
                 244,900   Williams Cos., Inc.                                           8,265,375
----------------------------------------------------------------------------------------------------
                                                                                        20,069,006
----------------------------------------------------------------------------------------------------
Health Care Information Systems (0.7%)
 ....................................................................................................
               1,136,168   HBO & Co.                                                    40,049,922
----------------------------------------------------------------------------------------------------
Health Care Services (1.6%)
 ....................................................................................................
                  77,407   ABR Information Services, Inc. (NON)                          1,838,416
 ....................................................................................................
                 114,871   CareMatrix Corp. (NON)                                        3,094,338
 ....................................................................................................
                  99,400   Concentra Managed Care, Inc. (NON)                            2,584,400
 ....................................................................................................
                 724,309   HEALTHSOUTH Corp. (NON)                                      19,329,996
 ....................................................................................................
                 267,200   Hillebrand Industries, Inc.                                  16,032,000
 ....................................................................................................
                  99,626   IMS Health, Inc. (NON)                                        5,927,747
 ....................................................................................................
                 339,494   Lincare Holdings, Inc. (NON)                                 14,279,966
 ....................................................................................................
                 117,109   Parexel International Corp. (NON)                             4,259,840
 ....................................................................................................
                 586,745   Total Renal Care Holdings, Inc. (NON)                        20,242,703
----------------------------------------------------------------------------------------------------
                                                                                        87,589,406
----------------------------------------------------------------------------------------------------
Hospital Management (0.6%)
 ....................................................................................................
                 925,146   Health Management Assoc., Inc. (NON)                         30,934,569
----------------------------------------------------------------------------------------------------
Information Systems (0.2%)
 ....................................................................................................
                 264,000   Galileo International, Inc. (NON)                            11,896,500
----------------------------------------------------------------------------------------------------
Insurance (1.8%)
 ....................................................................................................
                 372,200   AFLAC Inc.                                                   11,282,313
 ....................................................................................................
                 588,300   American General Corp.                                       41,879,606
 ....................................................................................................
                 125,938   American International Group, Inc.                           18,386,948
 ....................................................................................................
                 194,600   AON Corp.                                                    13,670,650
 ....................................................................................................
                 176,100   Century Business Services, Inc. (NON)                         3,522,000
 ....................................................................................................
                 178,000   Conseco Inc.                                                  8,321,500
----------------------------------------------------------------------------------------------------
                                                                                        97,063,017
----------------------------------------------------------------------------------------------------
Lodging (0.6%)
 ....................................................................................................
                 704,438   Extended Stay America, Inc. (NON)                             7,924,928
 ....................................................................................................
                 400,800   Prime Hospitality Corp. (NON)                                 6,988,950
 ....................................................................................................
                 441,634   Promus Hotel Corp. (NON)                                     17,002,909
----------------------------------------------------------------------------------------------------
                                                                                        31,916,787
----------------------------------------------------------------------------------------------------
Machinery (0.1%)
 ....................................................................................................
                  96,443   Sidel S.A. (France)                                           7,003,040
----------------------------------------------------------------------------------------------------
Medical Management Services (--%)
 ....................................................................................................
                  25,800   NCS HealthCare, Inc. Class A (NON)                              735,300
----------------------------------------------------------------------------------------------------
Medical Supplies and Devices (2.9%)
 ....................................................................................................
                 262,700   Bergen Brunswig Corp. Class A                                12,182,713
 ....................................................................................................
                 126,105   Centocor, Inc. (NON)                                          4,571,306
 ....................................................................................................
                 122,392   Henry Schein, Inc. (NON)                                      5,645,331
 ....................................................................................................
                 248,624   Johnson & Johnson                                            18,336,020
 ....................................................................................................
                 162,835   Lifecore Biomedical, Inc. (NON)                               2,686,778
 ....................................................................................................
                 355,930   Medtronic, Inc.                                              22,690,538
 ....................................................................................................
                 104,400   Minimed, Inc. (NON)                                           5,467,950
 ....................................................................................................
                 391,815   Omnicare, Inc.                                               14,937,947
 ....................................................................................................
                  52,800   Sofamor Danek Group, Inc. (NON)                               4,570,500
 ....................................................................................................
                 101,135   Steris Corp. (NON)                                            6,431,554
 ....................................................................................................
                 830,566   Stryker Corp.                                                31,872,970
 ....................................................................................................
                 469,061   Sybron International Corp. (NON)                             11,843,790
 ....................................................................................................
                 544,591   Thermo Cardiosystems, Inc. (NON)                             12,389,445
 ....................................................................................................
                  84,000   Thermotrex Corp. (NON)                                        1,438,500
 ....................................................................................................
                   6,570   Trex Medical Corp. (NON)                                        108,405
 ....................................................................................................
                 107,800   U.S. Surgical Corp.                                           4,918,375
----------------------------------------------------------------------------------------------------
                                                                                       160,092,122
----------------------------------------------------------------------------------------------------
Networking (0.1%)
 ....................................................................................................
                 109,857   CIENA Corp. (NON)                                             7,648,794
----------------------------------------------------------------------------------------------------
Networking Equipment (1.4%)
 ....................................................................................................
                 965,267   Ascend Communications, Inc. (NON)                            47,841,046
 ....................................................................................................
                 219,700   Cisco Systems, Inc. (NON)                                    20,226,131
 ....................................................................................................
                 247,400   FORE Systems, Inc. (NON)                                      6,556,100
----------------------------------------------------------------------------------------------------
                                                                                        74,623,277
----------------------------------------------------------------------------------------------------
Nursing Homes (0.3%)
 ....................................................................................................
                 360,300   Health Care & Retirement Corp. (NON)                         14,209,331
----------------------------------------------------------------------------------------------------
Office Equipment (0.6%)
 ....................................................................................................
                 130,800   Avery Dennison Corp.                                          7,030,500
 ....................................................................................................
                 780,188   Viking Office Products, Inc. (NON)                           24,478,399
----------------------------------------------------------------------------------------------------
                                                                                        31,508,899
----------------------------------------------------------------------------------------------------
Oil and Gas (2.5%)
 ....................................................................................................
                 279,448   BJ Services Co. (NON)                                         8,121,458
 ....................................................................................................
                   1,919   British Petroleum PLC ADR
                           (United Kingdom)                                                169,352
 ....................................................................................................
                 232,150   Camco International, Inc.                                    18,078,681
 ....................................................................................................
                 198,600   Halliburton Co.                                               8,850,113
 ....................................................................................................
                 428,250   Nabors Industries, Inc.                                       8,484,703
 ....................................................................................................
                 730,580   National-Oilwell, Inc. (NON)                                 19,588,676
 ....................................................................................................
                 290,102   Newpark Resources, Inc. (NON)                                 3,227,385
 ....................................................................................................
                 287,292   Schlumberger Ltd.                                            19,625,635
 ....................................................................................................
                 110,715   Smith International, Inc. (NON)                               3,854,266
 ....................................................................................................
                 555,824   Total Corp. ADR (France)                                     36,336,994
 ....................................................................................................
                 534,137   Varco International, Inc. (NON)                              10,582,589
----------------------------------------------------------------------------------------------------
                                                                                       136,919,852
----------------------------------------------------------------------------------------------------
Paper and Forest Products (0.2%)
 ....................................................................................................
                 312,100   Fort James Corp.                                             13,888,450
----------------------------------------------------------------------------------------------------
Pharmaceuticals and Biotechnology (6.0%)
 ....................................................................................................
                 541,400   American Home Products Corp.                                 28,017,450
 ....................................................................................................
                 272,800   Bristol-Myers Squibb Co.                                     31,354,950
 ....................................................................................................
                 260,074   Dura Pharmaceuticals, Inc. (NON)                              5,819,156
 ....................................................................................................
                 354,689   Elan Corp. PLC ADR (Ireland) (NON)                           22,810,936
 ....................................................................................................
                 238,069   Gilead Sciences, Inc. (NON)                                   7,633,087
 ....................................................................................................
                 444,700   Merck & Co., Inc.                                            59,478,625
 ....................................................................................................
                  22,800   Novartis AG ADR (Switzerland)                                37,884,924
 ....................................................................................................
                 252,800   Pfizer, Inc.                                                 27,476,200
 ....................................................................................................
                 613,459   Pharmacia & Upjohn, Inc.                                     28,295,796
 ....................................................................................................
                 175,912   Quintiles Transnational Corp. (NON)                           8,652,672
 ....................................................................................................
                 290,500   Schering-Plough Corp.                                        26,617,063
 ....................................................................................................
                 207,540   Sepracor, Inc. (NON)                                          8,612,910
 ....................................................................................................
                  70,000   Transkaryotic Therapies, Inc. (Malaysia) (NON)                1,802,500
 ....................................................................................................
                 281,308   Vertex Pharmaceuticals, Inc. (NON)                            6,329,430
 ....................................................................................................
                 298,700   Warner-Lambert Co.                                           20,722,313
----------------------------------------------------------------------------------------------------
                                                                                       321,508,012
----------------------------------------------------------------------------------------------------
Publishing (1.6%)
 ....................................................................................................
                 309,900   Harcourt General, Inc.                                       18,439,050
 ....................................................................................................
                 168,400   McGraw-Hill, Inc.                                            13,735,125
 ....................................................................................................
                 125,662   Peterson Companies, Inc. Class A (NON)                        3,220,089
 ....................................................................................................
                 272,200   Tribune Co.                                                  18,730,763
 ....................................................................................................
                 225,602   Wolters Kluwer N.V. (Netherlands) (NON)                      30,906,810
----------------------------------------------------------------------------------------------------
                                                                                        85,031,837
----------------------------------------------------------------------------------------------------
Railroads (0.2%)
 ....................................................................................................
                 214,000   GATX Corp.                                                    9,389,250
----------------------------------------------------------------------------------------------------
Restaurants (0.9%)
 ....................................................................................................
                 194,350   Cracker Barrel Old Country Store, Inc.                        6,170,613
 ....................................................................................................
               2,449,756   J.D. Wetherspoon PLC (United Kingdom)                        11,760,475
 ....................................................................................................
                 207,700   Landry's Seafood Restaurants, Inc. (NON)                      3,758,072
 ....................................................................................................
                 203,200   McDonald's Corp.                                             14,020,800
 ....................................................................................................
                 192,751   Papa Johns International, Inc. (NON)                          7,601,618
 ....................................................................................................
                 244,424   PizzaExpress PLC (United Kingdom)                             3,512,050
----------------------------------------------------------------------------------------------------
                                                                                        46,823,628
----------------------------------------------------------------------------------------------------
Retail (12.8%)
 ....................................................................................................
                 332,200   Albertsons, Inc.                                             17,212,113
 ....................................................................................................
                 329,062   Bed Bath & Beyond, Inc. (NON)                                17,049,525
 ....................................................................................................
                 180,222   Borders Group, Inc. (NON)                                     6,668,214
 ....................................................................................................
                  10,000   CompUSA, Inc. (NON)                                             180,625
 ....................................................................................................
                 215,251   Consolidated Stores Corp. (NON)                               7,802,849
 ....................................................................................................
               1,609,800   Costco Companies, Inc. (NON)                                101,518,013
 ....................................................................................................
                 632,056   CVS Corp.                                                    24,610,681
 ....................................................................................................
                 784,000   Dayton Hudson Corp.                                          38,024,000
 ....................................................................................................
                 263,520   Dollar General Corp.                                         10,425,510
 ....................................................................................................
                 906,308   Dollar Tree Stores, Inc. (NON)                               36,818,742
 ....................................................................................................
               1,197,472   Fred Meyer, Inc. (NON)                                       50,892,560
 ....................................................................................................
                 803,969   General Nutrition Companies, Inc. (NON)                      25,023,535
 ....................................................................................................
                 520,100   Home Depot, Inc. (The)                                       43,200,806
 ....................................................................................................
               1,388,234   Kohls Corp. (NON)                                            72,014,639
 ....................................................................................................
                 631,600   Lowe's Cos., Inc.                                            25,619,275
 ....................................................................................................
                 336,448   Michaels Stores, Inc.                                        11,870,306
 ....................................................................................................
               1,103,852   Office Depot, Inc. (NON)                                     34,840,329
 ....................................................................................................
               1,638,299   Officemax, Inc. (NON)                                        27,031,934
 ....................................................................................................
                 273,200   Payless Shoesource, Inc. (NON)                               20,131,425
 ....................................................................................................
               1,201,500   Rite Aid Corp.                                               45,131,344
 ....................................................................................................
                 996,220   Starbucks Corp. (NON)                                        53,235,506
 ....................................................................................................
                 783,600   TJX Cos., Inc. (The)                                         18,904,350
 ....................................................................................................
                 384,838   Williams-Sonoma, Inc. (NON)                                  12,242,659
----------------------------------------------------------------------------------------------------
                                                                                       700,448,940
----------------------------------------------------------------------------------------------------
Semiconductors (1.6%)
 ....................................................................................................
                       1   Analog Devices, Inc. (NON)                                           25
 ....................................................................................................
                  70,584   Galileo Technology Ltd. (Israel) (NON)                          952,884
 ....................................................................................................
                 112,900   Intel Corp.                                                   8,368,713
 ....................................................................................................
                 547,451   Linear Technology Corp.                                      33,018,138
 ....................................................................................................
               1,133,098   Maxim Integrated Products Inc. (NON)                         35,905,043
 ....................................................................................................
                 215,398   Sipex Corp. (NON)                                             4,631,057
 ....................................................................................................
                  77,600   Texas Instruments, Inc.                                       4,525,050
----------------------------------------------------------------------------------------------------
                                                                                        87,400,910
----------------------------------------------------------------------------------------------------
Specialty Consumer Products (0.6%)
 ....................................................................................................
                 219,143   Central Garden and Pet Co. (NON)                              6,820,826
 ....................................................................................................
                 171,893   Fastenal Co.                                                  7,982,282
 ....................................................................................................
                 472,150   Mattel, Inc.                                                 19,977,847
----------------------------------------------------------------------------------------------------
                                                                                        34,780,955
----------------------------------------------------------------------------------------------------
Steel (0.1%)
 ....................................................................................................
                 229,200   Lone Star Technologies, Inc. (NON)                            3,495,300
----------------------------------------------------------------------------------------------------
Telecommunication Equipment (0.6%)
 ....................................................................................................
                 277,151   Advanced Fibre Communications (NON)                          11,103,362
 ....................................................................................................
                  67,300   Oy Nokia AB Class A, (Finland)                                4,943,755
 ....................................................................................................
                 159,528   P-Com, Inc. (NON)                                             1,460,678
 ....................................................................................................
                 119,334   Premisys Communications, Inc. (NON)                           2,968,433
 ....................................................................................................
                 201,558   Tellabs, Inc. (NON)                                          14,436,592
----------------------------------------------------------------------------------------------------
                                                                                        34,912,820
----------------------------------------------------------------------------------------------------
Telecommunications (1.1%)
 ....................................................................................................
                 234,350   Global Telesystems Group Inc. (NON)                          11,424,563
 ....................................................................................................
                 515,084   PanAmSat Corp. (NON)                                         29,295,403
 ....................................................................................................
                 437,841   Qwest Communications International, Inc. (NON)               15,269,705
 ....................................................................................................
                  82,200   Southern New England
                           Telecommunications Corp.                                      5,384,100
----------------------------------------------------------------------------------------------------
                                                                                        61,373,771
----------------------------------------------------------------------------------------------------
Telecommunication Services (0.3%)
 ....................................................................................................
                 228,816   E. Spire Communications, Inc. (NON)                           5,162,661
 ....................................................................................................
                 190,878   Metromedia Fiber Network, Inc. Class A (NON)                  8,899,687
----------------------------------------------------------------------------------------------------
                                                                                        14,062,348
----------------------------------------------------------------------------------------------------
Telephone Services (1.9%)
 ....................................................................................................
                 239,334   Intermedia Communications, Inc. (NON)                        10,037,070
 ....................................................................................................
                 242,900   MCI Communications Corp.                                     14,118,570
 ....................................................................................................
                 343,200   McLeod, Inc. Class A (NON)                                   13,341,900
 ....................................................................................................
                 207,931   NEXTLINK Communications, Inc. Class A (NON)                   7,875,387
 ....................................................................................................
                  87,700   RSL Communications, Ltd. Class A (NON)                        2,631,000
 ....................................................................................................
                 493,600   Sprint Corp.                                                 34,798,800
 ....................................................................................................
                 141,786   Teleglobe Inc.                                                3,757,329
 ....................................................................................................
                  33,907   Tel-Save Holdings, Inc. (NON)                                   500,128
 ....................................................................................................
                 324,100   WorldCom, Inc. (NON)                                         15,698,594
----------------------------------------------------------------------------------------------------
                                                                                       102,758,778
----------------------------------------------------------------------------------------------------
Trucking (0.2%)
 ....................................................................................................
                 280,800   Ryder System, Inc.                                            8,862,750
----------------------------------------------------------------------------------------------------
Wireless Communications (0.3%)
 ....................................................................................................
                 243,100   AirTouch Communications, Inc. (NON)                          14,206,156
 ....................................................................................................
                 110,546   NEXTEL Communications, Inc. Class A (NON)                     2,749,832
----------------------------------------------------------------------------------------------------
                                                                                        16,955,988
----------------------------------------------------------------------------------------------------
                           Total Common Stocks
                           (cost $3,445,367,466)                                    $5,238,257,336
----------------------------------------------------------------------------------------------------
UNITS (--%) * (cost $1,590,499)
----------------------------------------------------------------------------------------------------
Number of Units                                                                              Value
 ....................................................................................................
                  51,222   Thermolase Corp.                                               $832,358
----------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (3.9%) *
----------------------------------------------------------------------------------------------------
Principal Amount                                                                             Value
 ....................................................................................................
             $25,000,000   Delaware Funding Corp., effective yield
                           of 5.52%, July 6, 1998                                      $24,980,833
 ....................................................................................................
              25,000,000   Eureka Securitization effective yield
                           of 5.56%, July 15, 1998                                      24,945,944
 ....................................................................................................
              25,000,000   Federal Home Loan Mortgage Corp.,
                           effective yield of 5.44%, August 27, 1998                    24,784,667
 ....................................................................................................
              99,152,000   Goldman Sachs Group effective yield
                           of 6.25%, July 1, 1998                                       99,152,000
 ....................................................................................................
              25,000,000   HJ Heinz Co., effective yield of 5.53%,
                           August 5, 1998                                               24,865,590
 ....................................................................................................
              15,000,000   Interest in $750,000,000 joint repurchase
                           agreement dated June 30, 1998 with
                           Goldman, Sachs & Co. due July 1, 1998
                           with respect to various U.S. Treasury
                           obligations - maturity value of
                           $15,002,417 for an effective yield
                           of 5.8%                                                      15,002,417
----------------------------------------------------------------------------------------------------
                           Total Short-Term Investments
                           (cost $213,731,451)                                        $213,731,451
----------------------------------------------------------------------------------------------------
                           Total Investments
                           (cost $3,660,689,416) ***                                $5,452,821,145
----------------------------------------------------------------------------------------------------

See page 113 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM VARIABLE TRUST

Notes to the Portfolios
June 30, 1998 (Unaudited)

    * Percentages indicated are based on net assets.

(NON) Non-income producing securities.

(STP) The interest or dividend rate and date shown parenthetically represents the new interest or dividend rate to be paid and the date the fund will begin receiving interest or dividend income at this rate.

(POR) A portion of the income will be received in additional securities.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities by fund did not exceed 1% of each fund's net assets.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

    # A portion of this securities were pledged and segregated with the custodian to cover margin requirements for futures contracts on Putnam VT Diversified Fund, Putnam VT Global Asset Allocation Fund and Putnam VT U.S.
      Government and High Quality Bond Fund at June 30, 1998.

(CUS) The entity provides subcustodian services to the fund.

(ITT) ITT Hartford, through its subsidiaries, offers variable annuity products which invest in the funds.

 (R) Real Estate Investment Trust.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities
      Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      ADR, ADS or GDR after the name of a foreign holding stands for American Depository Receipts, American Depository
      Shares and Global Depository Receipts, respectively, representing ownership of foreign securities on deposit with a custodian bank.

      TBA after the name of a security represents to be announced securities (Note 1).

      MBIA represents Municipal Bond Investors Assurance Corporation.

      FLIRB represents Front Loaded Interest Reduction Bond.

      The rate shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates shown at
      June 30, 1998, which are subject to change based on the terms of the security.

  *** On June 30, 1998, the composition of unrealized appreciation and (depreciation) of investment securities based on the aggregate cost of investments on a tax basis was as follows:
                                                                                                            Federal Tax
                                                           Appreciation   Depreciation         Net              Cost
                                                          -------------   ------------    -------------    -------------
Putnam VT Asia Pacific Growth Fund                           $4,339,730    $10,594,000      $(6,254,270)    $100,008,124
Putnam VT Diversified Income Fund                            64,352,755     62,094,299        2,258,456      670,904,367
Putnam VT The George Putnam Fund of Boston                      249,377        264,253          (14,876)      17,781,363
Putnam VT Global Asset Allocation Fund                      181,589,167     22,953,999      158,635,168      880,344,569
Putnam VT Global Growth Fund                                413,775,238    43,201,8471      370,573,391    1,542,158,647
Putnam VT Growth & Income Fund                            1,868,678,120    236,569,221    1,632,108,899    7,853,795,960
Putnam VT Health Sciences Fund                                1,273,066        751,678          521,388       32,212,648
Putnam VT High Yield Fund                                    62,293,105     42,151,562       20,141,543    1,108,277,042
Putnam VT International Growth Fund                          39,536,124      6,803,343       32,732,781      238,885,414
Putnam VT International Growth & Income Fund                 44,228,031     15,816,928       28,411,103      268,816,469
Putnam VT International New Opportunities Fund               26,475,788      8,301,190       18,174,598      116,582,557
Putnam VT Investors Fund                                      1,832,788        323,159        1,509,629       35,491,917
Putnam VT Money Market Fund                                          --             --               --               --
Putnam VT New Opportunities Fund                          1,031,496,853     57,221,733      974,275,120    2,291,800,966
Putnam VT New Value Fund                                     19,318,098      9,757,385        9,560,713      234,854,369
Putnam VT OTC & Emerging Growth Fund                            627,288        195,894          431,394        8,466,459
Putnam VT U.S. Government and High Quality Bond Fund         27,389,492      2,763,430       24,626,062      836,868,016
Putnam VT Utilities Growth and Income Fund                  202,873,455     15,637,410      187,236,045      691,300,371
Putnam VT Vista Fund                                         53,354,189      3,261,595       50,092,594      208,843,891
Putnam VT Voyager Fund                                    1,897,063,349    108,790,188    1,788,273,161    3,664,547,984

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM VARIABLE TRUST
Statement of Assets and Liabilities
------------------------------------------------------------------------------------------------------------------------------------
June 30, 1998 (Unaudited)
                                                                   Putnam VT      Putnam VT            Putnam VT          Putnam VT
                                                                Asia Pacific    Diversified    The George Putnam       Global Asset
                                                                 Growth Fund    Income Fund       Fund of Boston    Allocation Fund
------------------------------------------------------------------------------------------------------------------------------------
Assets
Investments in securities, at value (Note 1)..................  $ 92,156,597   $636,159,862          $13,989,879     $  998,475,269
Repurchase agreements, at value (Note 1)......................     1,597,257     37,002,961            3,776,608         40,504,468
Cash..........................................................         9,944      7,579,962               62,807             51,407
Foreign currency, at value....................................            --        344,793                   --          7,463,311
Dividends, interest, and other receivables....................       224,140      9,706,916               50,942          5,529,842
Receivable for shares of the fund sold........................            --        467,527              393,690                 --
Receivable for securities sold................................     2,475,806      5,059,881              170,572         17,676,308
Receivable for variation margin...............................            --         10,455                   --            569,922
Receivable for open forward currency contracts................       315,434      1,968,542                   --            992,024
Receivable for closed forward currency contracts..............            --        336,497                   --            724,939
Foreign tax reclaim...........................................        11,060             --                   --            136,714
 ....................................................................................................................................
Total assets..................................................    96,790,238    698,637,396           18,444,498      1,072,124,204
 ....................................................................................................................................
Liabilities
Payable to subcustodian (Note 2)..............................            --             --                   --                 --
Payable for securities purchased..............................     3,271,383     27,083,720            1,011,323         20,534,611
Payable for shares of the fund repurchased....................        66,365             --                   --            103,213
Payable for compensation of Manager (Note 2)..................       209,987      1,116,446                   --          1,681,467
Payable for investor servicing and custodian fees (Note 2)....        41,579         59,698                7,788            172,497
Payable for compensation of Trustees (Note 2).................         5,670         15,911                  729             18,179
Payable for administrative services (Note 2)..................         1,774          2,680                  307              4,589
Payable for open forward currency contracts...................       774,613      2,529,297                   --          1,699,311
Payable for closed forward currency contracts.................            --      1,834,215                   --            140,581
Payable for swap contracts (Note 1)...........................            --             --                   --                 --
TBA sale commitments, at value (Note 1).......................            --             --                   --                 --
Other accrued expenses........................................        17,096         28,948                4,027             25,642
 ....................................................................................................................................
Total liabilities.............................................     4,388,467     32,670,915            1,024,174         23,380,090
 ....................................................................................................................................
Net assets....................................................  $ 92,401,771   $665,966,481          $17,420,324     $1,047,744,114
 ....................................................................................................................................
Represented by:
Paid-in capital (Notes 1, 4 and 5)............................  $124,051,480   $639,759,540          $17,395,629     $  831,902,984
Undistributed net investment income (loss) (Note 1)............      (845,708)    25,612,863               46,408         11,610,549
Accumulated net realized gain (loss) on investments
  and foreign currency transactions (Note 1)..................   (25,185,891)    (3,464,878)              (6,837)        46,476,445
Net unrealized appreciation (depreciation) of
  investments and assets and liabilities in
  foreign currencies..........................................    (5,618,110)     4,058,956              (14,876)       157,754,136
 ....................................................................................................................................
Total--Representing net assets applicable to capital
  shares outstanding..........................................  $ 92,401,771   $665,966,481          $17,420,324     $1,047,744,114
 ....................................................................................................................................
Computation of net asset value  Class IA
Net Assets....................................................  $ 92,400,866   $665,950,843          $17,419,327     $1,047,740,892
Number of shares outstanding..................................    11,927,665     60,900,841            1,747,228         56,831,485
Net asset value, offering price and redemption
  price per share (net assets divided by number
  of shares outstanding)......................................  $       7.75   $      10.94          $      9.97     $        18.44
 ....................................................................................................................................
Computation of net asset value  Class IB
Net Assets....................................................  $        905   $     15,638          $       997     $        3,222
Number of shares outstanding..................................           117          1,430                  100                175
Net asset value, offering price and redemption
  price per share (net assets divided by number
  of shares outstanding)......................................         $7.75         $10.94                $9.97             $18.44
 ....................................................................................................................................
Cost of investments, including repurchase agreement (Note 1)..  $ 98,900,270   $668,772,476          $17,781,363     $  878,493,607
Cost of foreign currency (Note 1).............................            --        345,730                   --          7,583,686
TBA sale commitments proceeds receivable (Note 1).............            --             --                   --                 --
------------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM VARIABLE TRUST
Statement of Assets and Liabilities (continued)
------------------------------------------------------------------------------------------------------------------------------------
June 30, 1998 (Unaudited)
                                                                    Putnam VT         Putnam VT         Putnam VT         Putnam VT
                                                                Global Growth            Growth   Health Sciences        High Yield
                                                                         Fund   and Income Fund              Fund              Fund
------------------------------------------------------------------------------------------------------------------------------------
Assets
Investments in securities, at value (Note 1).................. $1,875,360,070    $9,443,767,071       $27,171,140    $1,112,470,016
Repurchase agreements, at value (Note 1)......................     37,371,968        42,137,788         5,562,896        15,948,569
Cash..........................................................        938,541                --            12,915            81,462
Foreign currency, at value....................................      1,822,946                --            23,005               367
Dividends, interest, and other receivables....................      2,150,148        18,222,255             7,296        18,325,198
Receivable for shares of the fund sold........................             --         1,980,441           875,346           185,341
Receivable for securities sold................................     32,193,195        72,349,807            42,495         8,713,617
Receivable for variation margin...............................             --                --                --                --
Receivable for open forward currency contracts................          5,293            51,737                --            21,014
Receivable for closed forward currency contracts..............             --                --                --                --
Foreign tax reclaim...........................................        927,803           190,926                --                --
 ....................................................................................................................................
Total assets..................................................  1,950,769,964     9,578,700,025        33,695,093     1,155,745,584
 ....................................................................................................................................
Liabilities
Payable to subcustodian (Note 2)..............................             --            10,183                --                --
Payable for securities purchased..............................     40,011,127        71,873,687         3,025,551         8,350,721
Payable for shares of the fund repurchased....................        277,052            39,536                --                --
Payable for compensation of Manager (Note 2)..................      2,784,264        10,848,362            12,190         1,794,530
Payable for investor servicing and custodian fees (Note 2)....        313,093           295,568             7,037            30,023
Payable for compensation of Trustees (Note 2).................         30,192            63,385               781            12,281
Payable for administrative services (Note 2)..................          5,094             9,902               328             4,703
Payable for open forward currency contracts...................        210,526                --                --                --
Payable for closed forward currency contracts.................        196,972                --                --                --
Payable for swap contracts (Note 1)...........................         99,729                --                --                --
TBA sale commitments, at value (Note 1).......................             --                --                --                --
Other accrued expenses........................................         27,199           193,478             2,770            33,532
 ....................................................................................................................................
Total liabilities.............................................     43,955,248        83,334,101         3,048,657        10,225,790
 ....................................................................................................................................
Net assets.................................................... $1,906,814,716    $9,495,365,924       $30,646,436    $1,145,519,794
 ....................................................................................................................................
Represented by:
Paid-in capital (Notes 1, 4 and 5)............................ $1,465,090,211    $7,338,349,734       $30,152,621    $1,063,728,405
Undistributed net investment income(loss) (Note 1)............         62,477        65,990,292            19,635        54,183,267
Accumulated net realized gain (loss) on investments
  and foreign currency transactions (Note 1)..................     80,329,451       453,243,293           (47,084)        7,117,761
Net unrealized appreciation (depreciation) of
  investments and assets and liabilities in
  foreign currencies..........................................    361,332,577     1,637,782,605           521,264        20,490,361
 ....................................................................................................................................
Total--Representing net assets applicable to capital
  shares outstanding.......................................... $1,906,814,716    $9,495,365,924       $30,646,436    $1,145,519,794
 ....................................................................................................................................
Computation of net asset value  Class IA
Net Assets.................................................... $1,906,813,669    $9,495,359,107       $30,645,429    $1,145,518,797
Number of shares outstanding..................................    100,993,124       346,526,427         3,043,654        88,375,499
Net asset value, offering price and redemption
  price per share (net assets divided by number
  of shares outstanding)...................................... $        18.88    $        27.40       $     10.07     $       12.96
 ....................................................................................................................................
Computation of net asset value  Class IB
Net Assets.................................................... $        1,047    $        6,817       $     1,007     $         997
Number of shares outstanding..................................             55               249               100                77
Net asset value, offering price and redemption
  price per share (net assets divided by number
  of shares outstanding)...................................... $        18.88    $        27.40       $     10.07     $        12.96
 ....................................................................................................................................
Cost of investments, including repurchase agreement (Note 1).. $1,550,971,056    $7,848,174,968       $32,212,648     $1,107,949,198
Cost of foreign currency (Note 1).............................      1,998,550                --            23,129                364
TBA sale commitments proceeds receivable (Note 1).............             --                --                --                --
------------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM VARIABLE TRUST
Statement of Assets and Liabilities (continued)
------------------------------------------------------------------------------------------------------------------------------------
June 30, 1998 (Unaudited)                                                            Putnam VT
                                                                    Putnam VT    International             Putnam VT      Putnam VT
                                                                International       Growth and     International New      Investors
                                                                  Growth Fund      Income Fund    Opportunities Fund           Fund
------------------------------------------------------------------------------------------------------------------------------------
Assets
Investments in securities, at value (Note 1)..................   $247,615,328     $290,257,449          $131,170,577    $31,836,714
Repurchase agreements, at value (Note 1)......................     24,002,867        6,970,123             3,586,578      5,164,832
Cash..........................................................        307,654               --                55,224            623
Foreign currency, at value....................................             --               --               316,961             --
Dividends, interest, and other receivables....................        416,818          718,573               418,873         12,753
Receivable for shares of the fund sold........................        587,801          567,318                59,639        883,222
Receivable for securities sold................................      6,094,315        3,000,707             1,568,315         48,363
Receivable for variation margin...............................             --               --                    --             --
Receivable for open forward currency contracts................             --               --                    --             --
Receivable for closed forward currency contracts..............        109,846          171,510                    --             --
Foreign tax reclaim...........................................        334,122          391,423                40,217             --
 ....................................................................................................................................
Total assets..................................................    279,468,751      302,077,103           137,216,384     37,946,507
 ....................................................................................................................................
Liabilities
Payable to subcustodian (Note 2)..............................             --          215,834                    --             --
Payable for securities purchased..............................     15,958,613        3,388,691             5,336,822      2,916,695
Payable for shares of the fund repurchased....................             --               --                    --             --
Payable for compensation of Manager (Note 2)..................        465,002          589,213               397,350         18,522
Payable for investor servicing and custodian fees (Note 2)....         66,429           71,361                45,193          2,717
Payable for compensation of Trustees (Note 2).................          2,375            5,725                 2,980            338
Payable for administrative services (Note 2)..................          1,795            1,826                 1,774            142
Payable for open forward currency contracts...................        419,037          658,851                    --             --
Payable for closed forward currency contracts.................             --               --                    --             --
Payable for swap contracts (Note 1)...........................             --               --                    --             --
TBA sale commitments, at value (Note 1).......................             --               --                    --             --
Other accrued expenses........................................         16,793           21,309                20,095          1,201
 ....................................................................................................................................
Total liabilities.............................................     16,930,044        4,952,810             5,804,214      2,939,615
 ....................................................................................................................................
Net assets....................................................    262,538,707      297,124,293           131,412,170     35,006,892
 ....................................................................................................................................
Represented by:
Paid-in capital (Notes 1, 4 and 5)............................   $226,011,253     $257,721,892          $119,337,451    $33,536,697
Undistributed net investment income (loss) (Note 1)............      1,919,185        4,149,774                 8,531         24,075
Accumulated net realized gain (loss) on investments
  and foreign currency transactions (Note 1)..................      1,398,560        7,080,388            (6,770,324)       (63,508)
Net unrealized appreciation (depreciation) of
  investments and assets and liabilities in
  foreign currencies..........................................     33,209,709       28,172,239            18,836,512      1,509,628
 ....................................................................................................................................
Total--Representing net assets applicable to capital
  shares outstanding..........................................   $262,538,707     $297,124,293          $131,412,170    $35,006,892
 ....................................................................................................................................
Computation of net asset value  Class IA
Net Assets....................................................   $262,527,666     $297,118,984          $131,411,155    $35,005,833
Number of shares outstanding..................................     19,172,477       22,379,002            11,368,991      3,305,660
Net asset value, offering price and redemption
  price per share (net assets divided by number
  of shares outstanding)......................................   $      13.69     $      13.28          $      11.56    $     10.59
 ....................................................................................................................................
Computation of net asset value  Class IB
Net Assets....................................................   $     11,041            5,309          $      1,015    $     1,059
Number of shares outstanding..................................            806              400                    88            100
Net asset value, offering price and redemption
  price per share (net assets divided by number
  of shares outstanding)......................................   $      13.69     $      13.28          $      11.56    $     10.59
 ....................................................................................................................................
Cost of investments, including repurchase agreement (Note 1)..   $237,982,723     $268,395,010          $115,917,550    $35,491,918
Cost of foreign currency (Note 1).............................             --               --               332,476             --
TBA sale commitments proceeds receivable (Note 1).............             --               --                    --             --
------------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM VARIABLE TRUST
Statement of Assets and Liabilities (continued)
------------------------------------------------------------------------------------------------------------------------------------
June 30, 1998 (Unaudited)
                                                                   Putnam VT            Putnam VT       Putnam VT         Putnam VT
                                                                       Money    New Opportunities       New Value    OTC & Emerging
                                                                 Market Fund                 Fund            Fund       Growth Fund
------------------------------------------------------------------------------------------------------------------------------------
Assets
Investments in securities, at value (Note 1)..................  $453,341,268       $3,187,947,501    $229,476,676        $8,897,853
Repurchase agreements, at value (Note 1)......................            --           78,128,585      14,938,406                --
Cash..........................................................            --            1,159,074          76,742             1,722
Foreign currency, at value....................................            --                   --              --                --
Dividends, interest, and other receivables....................     1,583,054              612,062         517,552            13,557
Receivable for shares of the fund sold........................            --            3,558,510         269,024           178,146
Receivable for securities sold................................            --           31,270,659       5,622,466            78,285
Receivable for variation margin...............................            --                   --              --                --
Receivable for open forward currency contracts................            --                   --           5,030                --
Receivable for closed forward currency contracts..............            --                   --              --                --
Foreign tax reclaim...........................................            --                   --              --                --
 ....................................................................................................................................
Total assets..................................................   454,924,322        3,302,676,391     250,905,896         9,169,563
 ....................................................................................................................................
Liabilities
Payable to subcustodian (Note 2)..............................            --                   --              --                --
Payable for securities purchased..............................     4,997,076            9,458,349       3,495,790           111,849
Payable for shares of the fund repurchased....................     3,720,931                   --              73                --
Payable for compensation of Manager (Note 2)..................       501,845            4,312,093         422,285                --
Payable for investor servicing and custodian fees (Note 2)....        42,828               57,480          28,608             5,803
Payable for compensation of Trustees (Note 2).................         7,576               26,811           1,700             1,833
Payable for administrative services (Note 2)..................         1,526                8,044           1,660               767
Payable for open forward currency contracts...................            --                   --              --                --
Payable for closed forward currency contracts.................            --                   --              --                --
Payable for swap contracts (Note 1)...........................            --                   --              --                --
TBA sale commitments, at value (Note 1).......................            --                   --              --                --
Other accrued expenses........................................        17,151               32,881          12,383            11,425
 ....................................................................................................................................
Total liabilities.............................................     9,288,933           13,895,658       3,962,499           131,677
 ....................................................................................................................................
Net assets....................................................   445,635,389        3,288,780,733     246,943,397         9,037,886
 ....................................................................................................................................
Represented by:
Paid-in capital (Notes 1, 4 and 5)............................  $445,635,389       $2,256,694,954    $231,279,361        $8,731,309
Undistributed net investment income (loss) (Note 1)............            --           (1,885,167)      1,306,543             4,218
Accumulated net realized gain (loss) on investments
  and foreign currency transactions (Note 1)..................            --           57,821,505       4,782,150         ($129,035)
Net unrealized appreciation (depreciation) of
  investments and assets and liabilities in
  foreign currencies..........................................            --          976,149,441       9,575,343           431,394
 ....................................................................................................................................
Total--Representing net assets applicable to capital
  shares outstanding..........................................  $445,635,389       $3,288,780,733    $246,943,397        $9,037,886
 ....................................................................................................................................
Computation of net asset value  Class IA
Net Assets....................................................  $445,634,380       $3,288,779,696    $246,942,397        $9,036,863
Number of shares outstanding..................................   445,634,380          132,476,697      20,735,973           883,436
Net asset value, offering price and redemption
  price per share (net assets divided by number
  of shares outstanding)......................................  $       1.00       $        24.83    $      11.91        $    10.23
 ....................................................................................................................................
Computation of net asset value  Class IB
Net Assets....................................................  $      1,009       $        1,037    $      1,000        $    1,023
Number of shares outstanding..................................         1,009                   42              84               100
Net asset value, offering price and redemption
  price per share (net assets divided by number
  of shares outstanding)......................................  $       1.00       $        24.83    $      11.91        $    10.23
 ....................................................................................................................................
Cost of investments, including repurchase agreement (Note 1)..  $453,341,268       $2,289,926,837    $234,844,769        $8,466,459
Cost of foreign currency (Note 1).............................            --                   --              --                --
TBA sale commitments proceeds receivable (Note 1).............            --                   --              --                --
------------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM VARIABLE TRUST
Statement of Assets and Liabilities (continued)
------------------------------------------------------------------------------------------------------------------------------------
June 30, 1998 (Unaudited)                                              Putnam VT
                                                             U.S. Government and          Putnam VT      Putnam VT        Putnam VT
                                                                    High Quality   Utilities Growth          Vista          Voyager
                                                                       Bond Fund    and Income Fund           Fund             Fund
------------------------------------------------------------------------------------------------------------------------------------
Assets
Investments in securities, at value (Note 1)..................      $840,695,728       $865,498,316   $247,902,708   $5,437,818,728
Repurchase agreements, at value (Note 1)......................        20,798,350         13,038,100     11,033,777       15,002,417
Cash..........................................................         2,054,360             36,378         85,437          594,156
Foreign currency, at value....................................                --                 --             --               --
Dividends, interest, and other receivables....................         9,304,796          3,597,540         77,844        1,614,326
Receivable for shares of the fund sold........................                --            130,849        575,246        2,293,976
Receivable for securities sold................................        36,594,691          4,252,733        127,620       61,562,994
Receivable for variation margin...............................            18,703                 --             --               --
Receivable for open forward currency contracts................         1,391,681                 --             --               --
Receivable for closed forward currency contracts..............                --                 --             --               --
Foreign tax reclaim...........................................                --             40,139             --               --
 ....................................................................................................................................
Total assets..................................................       910,858,309        886,594,055    259,802,632    5,518,886,597
 ....................................................................................................................................
Liabilities
Payable to subcustodian (Note 2)..............................                --                 --             --               --
Payable for securities purchased..............................        46,923,322                 --      2,028,661       51,611,764
Payable for shares of the fund repurchased....................            43,510             54,502             --               --
Payable for compensation of Manager (Note 2)..................         1,238,756          1,438,347        377,328        6,966,923
Payable for investor servicing and custodian fees (Note 2)....            52,957             74,998         34,142          185,974
Payable for compensation of Trustees (Note 2).................            13,203             28,976          1,635           54,744
Payable for administrative services (Note 2)..................             2,576              2,772          1,650            8,818
Payable for open forward currency contracts...................         1,799,618                 --             --               --
Payable for closed forward currency contracts.................                --                 --             --               --
Payable for swap contracts (Note 1)...........................                --                 --             --               --
TBA sale commitments, at value (Note 1).......................        30,580,431                 --             --               --
Other accrued expenses........................................           136,194             19,788         10,863           51,660
 ....................................................................................................................................
Total liabilities.............................................        80,790,567          1,619,383      2,454,279       58,879,883
 ....................................................................................................................................
Net assets....................................................      $830,067,742       $884,974,672   $257,348,353   $5,460,006,714
 ....................................................................................................................................
Represented by:
Paid-in capital (Notes 1, 4 and 5)............................      $774,178,856       $664,067,459   $205,749,952   $3,458,926,215
Undistributed net investment income(loss) (Note 1)............        22,984,191         13,769,269       (150,390)       3,604,481
Accumulated net realized gain (loss) on investments
  and foreign currency transactions (Note 1)..................         8,255,233         19,819,822      1,559,087      205,344,289
Net unrealized appreciation (depreciation) of
  investments and assets and liabilities in
  foreign currencies..........................................        24,649,462        187,318,122     50,189,704    1,792,131,729
 ....................................................................................................................................
Total--Representing net assets applicable to capital
  shares outstanding..........................................      $830,067,742       $884,974,672   $257,348,353   $5,460,006,714
 ....................................................................................................................................
Computation of net asset value  Class IA
Net Assets....................................................      $830,066,716       $884,973,656   $257,335,551   $5,459,943,223
Number of shares outstanding..................................        62,775,955         53,780,037     17,876,064      126,509,610
Net asset value, offering price and redemption
  price per share (net assets divided by number
  of shares outstanding)......................................      $      13.22       $      16.46   $      14.40   $        43.16
 ....................................................................................................................................
Computation of net asset value  Class IB
Net Assets....................................................      $      1,026       $      1,016   $     12,802   $       63,491
Number of shares outstanding..................................                78                 62            889            1,471
Net asset value, offering price and redemption
  price per share (net assets divided by number
  of shares outstanding)......................................      $      13.22       $      16.46   $      14.40   $        43.16
 ....................................................................................................................................
Cost of investments, including repurchase agreement (Note 1)..      $836,867,730       $691,214,746   $208,746,781   $3,660,689,416
Cost of foreign currency (Note 1).............................                --                 --             --               --
TBA sale commitments proceeds receivable (Note 1).............      $ 30,659,537                 --             --               --
------------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM VARIABLE TRUST
Statement of Operations
------------------------------------------------------------------------------------------------------------------------------------
Six months ended June 30, 1998 (Unaudited)
                                                                   Putnam VT      Putnam VT            Putnam VT          Putnam VT
                                                                Asia Pacific    Diversified    The George Putnam       Global Asset
                                                                 Growth Fund    Income Fund       Fund of Boston**  Allocation Fund
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
Dividends.....................................................  $  1,276,600    $ 1,265,945              $19,791        $ 5,019,832
Interest......................................................        53,783     28,488,662               39,476         12,612,042
Less: foreign taxes withheld..................................       (91,562)            --                   --           (119,692)
 ....................................................................................................................................
Total investment income.......................................     1,238,821     29,754,607               59,267         17,512,182
 ....................................................................................................................................
Expenses:
Compensation of Manager (Note 2)..............................       429,127      2,164,331                9,833          3,266,682
Investor servicing and custodian fees (Note 2)................       121,472        332,906                8,008            627,167
Compensation of Trustees (Note 2).............................         6,239         11,966                  729             13,087
Administrative services (Note 2)..............................         3,491          5,264                  307              9,081
Distribution fees--Class IB....................................            --              2                   --                 --
Auditing......................................................        12,386         28,334                3,874             21,945
Legal.........................................................         2,427          1,544                  430              5,412
Other.........................................................         1,644         13,236                   --              1,241
Fees waived and reimbursed by Manager (Note 2)................            --             --              (10,322)                --
 ....................................................................................................................................
Total expenses................................................       576,786      2,557,583               12,859          3,944,615
 ....................................................................................................................................
Expense reduction (Note 2)....................................       (25,589)      (151,821)                  --           (147,273)
Net expenses..................................................       551,197      2,405,762               12,859          3,797,342
 ....................................................................................................................................
Net investment income (loss)..................................       687,624     27,348,845               46,408         13,714,840
 ....................................................................................................................................
Net realized gain (loss) on investments (Notes 1 and 3).......   (13,702,157)       587,029               (6,837)        40,240,925
Net realized gain on futures contracts (Note 1)...............            --        731,942                   --          7,521,790
Net realized gain on written options (Notes 1 and 3)..........            --       (171,124)                  --            (27,795)
Net realized gain (loss) on foreign currency transactions
 (Note 1).....................................................     2,814,198     (5,001,641)                  --         (2,035,950)
Net unrealized appreciation (depreciation) of assets and
 liabilities in foreign currencies during the period..........    (1,853,741)     1,089,453                   --           (805,592)
Net unrealized appreciation (depreciation) of investments,
 futures contracts, written options, swap contracts and
 TBA sale commitments during the period.......................      (762,024)    (7,164,409)             (14,876)        40,738,495
 ....................................................................................................................................
Net gain (loss) on investments................................   (13,503,724)    (9,928,750)             (21,713)        85,631,873
 ....................................................................................................................................
Net increase (decrease) in net assets resulting
 from operations..............................................  $(12,816,100)   $17,420,095              $24,695        $99,346,713
------------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM VARIABLE TRUST
Statement of Operations (continued)
------------------------------------------------------------------------------------------------------------------------------------
Six months ended June 30, 1998 (Unaudited)
                                                                    Putnam VT         Putnam VT         Putnam VT         Putnam VT
                                                                Global Growth            Growth   Health Sciences        High Yield
                                                                         Fund   and Income Fund            Fund**              Fund
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
Dividends.....................................................   $ 12,442,011      $ 88,888,912          $ 12,584       $ 4,657,871
Interest......................................................        853,523         4,265,955            30,564        54,360,282
Less: foreign taxes withheld..................................       (983,275)         (464,240)               --                --
 ....................................................................................................................................
Total investment income.......................................     12,312,259        92,690,627            43,148        59,018,153
 ....................................................................................................................................
Expenses:
Compensation of Manager (Note 2)..............................      5,276,068        20,858,393            18,824         3,503,045
Investor servicing and custodian fees (Note 2)................      1,054,375         1,711,553             8,132           313,882
Compensation of Trustees (Note 2).............................         24,267            62,759               781             8,886
Administrative services (Note 2)..............................          9,967            19,543               328            11,209
Distribution fees--Class IB....................................             --                --                --                --
Auditing......................................................         28,535            33,506             2,310            16,871
Legal.........................................................          8,132            31,499               460            31,785
Other.........................................................         19,502            45,562                --             5,420
Fees waived and reimbursed by Manager (Note 2)................             --                --            (6,634)               --
 ....................................................................................................................................
Total expenses................................................      6,420,846        22,762,815            24,201         3,891,098
 ....................................................................................................................................
Expense reduction (Note 2)....................................       (132,029)         (518,996)             (688)         (237,933)
Net expenses..................................................      6,288,817        22,243,819            23,513         3,653,165
 ....................................................................................................................................
Net investment income (loss)..................................      6,023,442        70,446,808            19,635        55,364,988
 ....................................................................................................................................
Net realized gain (loss) on investments (Notes 1 and 3).......     96,562,692       469,627,698           (47,105)        8,041,090
Net realized gain on futures contracts (Note 1)...............             --                --                --                --
Net realized gain on written options (Notes 1 and 3)..........             --                --                --                --
Net realized gain (loss) on foreign currency transactions
 (Note 1).....................................................      8,249,356          (491,427)               21          (385,839)
Net unrealized appreciation (depreciation) of assets and
 liabilities in foreign currencies during the period..........     (5,397,225)          810,218              (124)           26,703
Net unrealized appreciation (depreciation) of investments,
 futures contracts, written options, swap contracts and
 TBA sale commitments during the period.......................    224,306,241       293,693,776           521,388       (17,409,864)
 ....................................................................................................................................
Net gain (loss) on investments................................    323,721,064       763,640,265           474,180        (9,727,910)
 ....................................................................................................................................
Net increase (decrease) in net assets resulting
 from operations..............................................   $329,744,506      $834,087,073          $493,815       $45,637,078
------------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM VARIABLE TRUST
Statement of Operations (continued)
------------------------------------------------------------------------------------------------------------------------------------
Six months ended June 30, 1998 (Unaudited)                                          Putnam VT             Putnam VT
                                                                    Putnam VT    International         International      Putnam VT
                                                                International       Growth and     New Opportunities      Investors
                                                                  Growth Fund      Income Fund                  Fund         Fund**
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
Dividends.....................................................    $ 2,902,371      $ 4,572,845           $ 1,139,438     $   20,880
Interest......................................................        389,017        1,527,903               184,762         26,509
Less: foreign taxes withheld..................................       (177,491)        (317,940)             (131,633)            --
 ....................................................................................................................................
Total investment income.......................................      3,113,897        5,782,808             1,192,567         47,389
 ....................................................................................................................................
Expenses:
Compensation of Manager (Note 2)..............................        802,671        1,040,378               732,427         18,522
Investor servicing and custodian fees (Note 2)................        241,987          220,656               171,934          3,348
Compensation of Trustees (Note 2).............................          9,105           12,935                 9,486            338
Administrative services (Note 2)..............................          3,542            3,615                 3,491            142
Distribution fees--Class IB....................................              4               --                    --             --
Auditing......................................................         17,103           14,997                16,103          1,001
Legal.........................................................          3,037            3,320                 2,685            200
Other.........................................................            945           11,256                 4,010              4
Fees waived and reimbursed by Manager (Note 2)................             --           (2,392)                   --             --
 ....................................................................................................................................
Total expenses................................................      1,078,394        1,304,765               940,136         23,555
 ....................................................................................................................................
Expense reduction (Note 2)....................................        (22,092)         (18,121)              (12,013)          (241)
Net expenses..................................................      1,056,302        1,286,644               928,123         23,314
 ....................................................................................................................................
Net investment income (loss)..................................      2,057,595        4,496,164               264,444         24,075
 ....................................................................................................................................
Net realized gain (loss) on investments (Notes 1 and 3).......      1,859,671        6,297,283            (2,162,114)       (63,508)
Net realized gain on futures contracts (Note 1)...............             --               --                    --             --
Net realized gain on written options (Notes 1 and 3)..........             --               --                    --             --
Net realized gain (loss) on foreign currency transactions
 (Note 1).....................................................        522,638        1,254,639               479,009             --
Net unrealized appreciation (depreciation) of assets and
 liabilities in foreign currencies during the period..........       (491,092)        (756,700)             (248,126)            --
Net unrealized appreciation (depreciation) of investments,
 futures contracts, written options, swap contracts and
 TBA sale commitments during the period.......................     29,101,420       22,593,793            19,549,145      1,509,628
 ....................................................................................................................................
Net gain (loss) on investments................................     30,992,637       29,389,015            17,617,914      1,446,120
 ....................................................................................................................................
Net increase (decrease) in net assets resulting
 from operations..............................................    $33,050,232      $33,885,179           $17,882,358     $1,470,195
------------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM VARIABLE TRUST
Statement of Operations (continued)
------------------------------------------------------------------------------------------------------------------------------------
Six months ended June 30, 1998 (Unaudited)
                                                               Putnam VT            Putnam VT       Putnam VT         Putnam VT
                                                                   Money    New Opportunities       New Value    OTC & Emerging
                                                             Market Fund                 Fund            Fund     Growth Fund**
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
Dividends.................................................   $        --         $  4,297,164      $2,105,996          $    675
Interest..................................................    11,744,125            2,506,581         285,903            10,039
Less: foreign taxes withheld..............................            --               (7,238)        (26,978)               --
 ....................................................................................................................................
Total investment income...................................    11,744,125            6,796,507       2,364,921            10,714
 ....................................................................................................................................
Expenses:
Compensation of Manager (Note 2)..........................       928,923            8,162,503         787,678             6,527
Investor servicing and custodian fees (Note 2)............       144,536              590,180         101,768            15,939
Compensation of Trustees (Note 2).........................         4,739               28,604           6,556             1,834
Administrative services (Note 2)..........................         2,977               22,225           3,276               767
Distribution fees--Class IB................................            --                   --              --                --
Auditing..................................................        14,806               29,414          15,532            10,234
Legal.....................................................        13,242               12,605           3,167             1,000
Other.....................................................        67,924               17,249             656               195
Fees waived and reimbursed by Manager (Note 2)............            --                   --              --           (28,094)
 ....................................................................................................................................
Total expenses............................................     1,177,147            8,862,780         918,633             8,402
 ....................................................................................................................................
Expense reduction (Note 2)................................       (10,243)            (181,106)        (28,565)           (1,906)
Net expenses..............................................     1,166,904            8,681,674         890,068             6,496
 ....................................................................................................................................
Net investment income (loss)..............................    10,577,221           (1,885,167)      1,474,853             4,218
 ....................................................................................................................................
Net realized gain (loss) on investments (Notes 1 and 3)...            --           62,639,280       4,986,227          (129,035)
Net realized gain on futures contracts (Note 1)...........            --                   --              --                --
Net realized gain on written options (Notes 1 and 3)......            --                   --              --                --
Net realized gain (loss) on foreign currency transactions
 (Note 1).................................................            --                   --         (46,786)               --
Net unrealized appreciation (depreciation) of assets and
 liabilities in foreign currencies during the period......            --                   --          78,771                --
Net unrealized appreciation (depreciation) of investments,
 futures contracts, written options, swap contracts and
 TBA sale commitments during the period...................            --          434,260,773       1,872,940           431,394
 ....................................................................................................................................
Net gain (loss) on investments............................            --          496,900,053       6,891,152           302,359
 ....................................................................................................................................
Net increase (decrease) in net assets resulting
 from operations..........................................   $10,577,221         $495,014,886      $8,366,005          $306,577
------------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM VARIABLE TRUST
Statement of Operations (continued)
------------------------------------------------------------------------------------------------------------------------------------
Six months  ended June 30, 1998 (Unaudited)                            Putnam VT
                                                             U.S. Government and          Putnam VT      Putnam VT        Putnam VT
                                                                    High Quality   Utilities Growth          Vista          Voyager
                                                                       Bond Fund    and Income Fund           Fund             Fund
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
Dividends.....................................................       $        --        $11,968,182    $   389,429     $ 14,084,313
Interest......................................................        27,229,658          5,084,045        269,823        4,315,941
Less: foreign taxes withheld..................................                --           (115,155)            --         (343,078)
 ....................................................................................................................................
Total investment income.......................................        27,229,658         16,937,072        659,252       18,057,176
 ....................................................................................................................................
Expenses:
Compensation of Manager (Note 2)..............................         2,450,195          2,800,597        679,546       13,329,533
Investor servicing and custodian fees (Note 2)................           241,749            263,813        117,648          936,089
Compensation of Trustees (Note 2).............................            10,305             19,515          6,300           30,175
Administrative services (Note 2)..............................             5,067              5,467          3,266           14,871
Distribution fees--Class IB....................................                --                 --              3                8
Auditing......................................................            16,342             12,235         15,443           17,175
Legal.........................................................             4,455              4,961          3,111           20,899
Other.........................................................             6,343              5,271          2,893           24,896
Fees waived and reimbursed by Manager (Note 2)................                --                 --             --               --
 ....................................................................................................................................
Total expenses................................................         2,734,456          3,111,859        828,210       14,373,646
 ....................................................................................................................................
Expense reduction (Note 2)....................................           (49,493)           (29,862)       (18,568)        (316,065)
Net expenses..................................................         2,684,963          3,081,997        809,642       14,057,581
 ....................................................................................................................................
Net investment income (loss)..................................        24,544,695         13,855,075       (150,390)       3,999,595
 ....................................................................................................................................
Net realized gain (loss) on investments (Notes 1 and 3).......         6,877,567         20,411,664      4,710,085      211,349,148
Net realized gain on futures contracts (Note 1)...............           774,939                 --             --               --
Net realized gain on written options (Notes 1 and 3)..........                --                 --             --               --
Net realized gain (loss) on foreign currency transactions
 (Note 1).....................................................         1,031,470               (429)            --               --
Net unrealized appreciation (depreciation) of assets and
 liabilities in foreign currencies during the period..........        (1,731,008)                --             --               --
Net unrealized appreciation (depreciation) of investments,
 futures contracts, written options, swap contracts and
 TBA sale commitments during the period.......................         2,011,883         (1,059,411)    28,105,944      566,816,970
 ....................................................................................................................................
Net gain (loss) on investments................................         8,964,851         19,351,824     32,816,029      778,166,118
 ....................................................................................................................................
Net increase (decrease) in net assets resulting
 from operations..............................................       $33,509,546        $33,206,899    $32,665,639     $782,165,713
------------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM VARIABLE TRUST
Statement of Changes in Net Assets
------------------------------------------------------------------------------------------------------------------------------------
                                                                      Putnam VT                               Putnam VT
                                                               Asia Pacific Growth Fund                Diversified Income Fund
                                                          Six months ended      Year ended       Six months ended       Year ended
                                                               June 30          December 31          June 30            December 31
                                                               1998 +              1997               1998 +                1997
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
Operations:
Net investment income (loss)........................        $   687,624        $    941,178        $ 27,348,845        $ 41,048,375
Net realized gain (loss) on investments and
 foreign currency transactions......................        (10,887,959)         (8,695,246)         (3,853,794)         (1,694,515)
Net unrealized appreciation (depreciation)
 of investments and assets and
 liabilities in foreign currencies..................         (2,615,765)        (11,278,930)         (6,074,956)            888,492
 ....................................................................................................................................
Net increase (decrease) in net assets
 resulting from operations..........................        (12,816,100)        (19,032,998)         17,420,095          40,242,352
 ....................................................................................................................................
Distributions to shareholders:......................
From net investment income
  Class IA..........................................         (4,643,577)         (2,664,413)        (26,682,103)        (29,111,302)
  Class IB..........................................                 --                  --                  --                   -
From net realized gain on investments
  Class IA..........................................                 --                  --         (11,333,017)         (4,589,202)
  Class IB..........................................                 --                  --                  --                  --
Increase (decrease) from capital share
 transactions (Note 4)..............................         (3,040,625)          4,051,900          78,413,833         106,794,510
 ....................................................................................................................................
Total increase (decrease) in net assets.............        (20,500,302)        (17,645,511)         57,818,808         113,336,358
 ....................................................................................................................................
Net assets:
Beginning of period (Note 5)                                112,902,073         130,547,584         608,147,673         494,811,315
 ....................................................................................................................................
End of period.......................................        $92,401,771        $112,902,073        $665,966,481        $608,147,673
 ....................................................................................................................................
Undistributed net investment income (loss), end
 of period..........................................        $  (845,708)       $  3,110,245        $ 25,612,863        $ 24,946,121
------------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM VARIABLE TRUST
Statement of Changes in Net Assets (continued)
------------------------------------------------------------------------------------------------------------------------------------
                                                             Putnam VT                                       Putnam VT
                                                  The George Putnam Fund of Boston                 Global Asset Allocation Fund
                                                           Period Ended                         Six Months Ended       Year Ended
                                                             June 30                                 June 30           December 31
                                                              1998** +                                 1998 +              1997
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
Operations:
Net investment income (loss)........................        $    46,408                          $   13,714,840        $ 26,362,418
Net realized gain (loss) on investments and
 foreign currency transactions......................             (6,837)                             45,698,970          93,474,412
Net unrealized appreciation (depreciation)
 of investments and assets and
 liabilities in foreign currencies..................            (14,876)                             39,932,903          32,963,374
 ....................................................................................................................................
Net increase (decrease) in net assets
 resulting from operations..........................             24,695                              99,346,713         152,800,204
 ....................................................................................................................................
Distributions to shareholders:......................
From net investment income
  Class IA..........................................                 --                             (21,801,279)        (26,895,274)
  Class IB..........................................                 --                                      --                  --
From net realized gain on investments
  Class IA..........................................                 --                             (93,644,097)        (45,515,619)
  Class IB..........................................                 --                                      --                  --
Increase (decrease) from capital share
 transactions (Note 4)..............................         15,394,629                             107,310,618         128,408,589
 ....................................................................................................................................
Total increase (decrease) in net assets.............         15,419,324                              91,211,955         208,797,900
 ....................................................................................................................................
Net assets:
Beginning of period (Note 5)                                  2,001,000                             956,532,159         747,734,259
 ....................................................................................................................................
End of period.......................................        $17,420,324                          $1,047,744,114        $956,532,159
 ....................................................................................................................................
Undistributed net investment income (loss), end
 of period..........................................        $    46,408                          $   11,610,549        $ 19,696,988
------------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM VARIABLE TRUST
Statement of Changes in Net Assets (continued)
------------------------------------------------------------------------------------------------------------------------------------
                                                                     Putnam VT                              Putnam VT
                                                                 Global Growth Fund                    Growth and Income Fund
                                                        Six Months Ended       Year Ended       Six months ended       Year ended
                                                             June 30           December 31           June 30           December 31
                                                              1998 +               1997               1998 +               1997
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
Operations:
Net investment income (loss)........................     $    6,023,442      $   12,009,717      $   70,446,808      $  151,064,527
Net realized gain (loss) on investments and
 foreign currency transactions......................        104,812,048         237,026,255         469,136,271         979,781,001
Net unrealized appreciation (depreciation)
 of investments and assets and
 liabilities in foreign currencies..................        218,909,016         (49,925,874)        294,503,994         367,746,315
 ....................................................................................................................................
Net increase (decrease) in net assets
 resulting from operations..........................       $329,744,506        $199,110,098          834,087,073       1,498,591,843
 ....................................................................................................................................
Distributions to shareholders:......................
From net investment income
  Class IA..........................................        (45,115,988)        (33,624,622)       (149,956,847)       (128,693,999)
  Class IB..........................................                 --                  --                  --                  --
From net realized gain on investments
  Class IA..........................................       (225,579,941)        (36,166,971)       (978,918,294)       (313,245,625)
  Class IB..........................................                 --                  --                  --                  --
Increase (decrease) from capital share
 transactions (Note 4)..............................        236,262,681         137,298,121       1,452,819,919       1,601,582,252
 ....................................................................................................................................
Total increase (decrease) in net assets.............        295,311,258         266,616,626       1,158,031,851       2,658,234,471
 ....................................................................................................................................
Net assets:
Beginning of period (Note 5)                              1,611,503,458       1,344,886,832       8,337,334,073       5,679,099,602
 ....................................................................................................................................
End of period.......................................     $1,906,814,716      $1,611,503,458      $9,495,365,924      $8,337,334,073
 ....................................................................................................................................
Undistributed net investment income (loss), end
 of period..........................................     $       62,477      $   39,155,023      $   65,990,292      $  145,500,331
------------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM VARIABLE TRUST
Statement of Changes in Net Assets (continued)
------------------------------------------------------------------------------------------------------------------------------------
                                                             Putnam VT                                          Putnam VT
                                                       Health Sciences Fund                                  High Yield Fund
                                                           Period ended                          Six months ended       Year ended
                                                              June 30                                 June 30           December 31
                                                              1998** +                                 1998 +               1997
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
Operations:
Net investment income (loss)........................        $    19,635                          $   55,364,988      $   82,488,860
Net realized gain (loss) on investments and
 foreign currency transactions......................            (47,084)                              7,655,251          19,263,536
Net unrealized appreciation (depreciation)
 of investments and assets and
 liabilities in foreign currencies..................            521,264                             (17,383,161)         17,958,850
 ....................................................................................................................................
Net increase (decrease) in net assets
 resulting from operations..........................            493,815                              45,637,078          119,711,246
 ....................................................................................................................................
Distributions to shareholders:......................
From net investment income
  Class IA..........................................                  --                            (84,098,234)        (58,024,885)
  Class IB..........................................                  --                                     --                   --
From net realized gain on investments
  Class IA..........................................                  --                            (13,196,471)         (6,728,418)
  Class IB..........................................                  --                                     --                   --
Increase (decrease) from capital share
 transactions (Note 4)..............................         28,151,621                             171,879,297         200,422,382
 ....................................................................................................................................
Total increase (decrease) in net assets.............         28,645,436                             120,221,670         255,380,325
 ....................................................................................................................................
Net assets:
Beginning of period (Note 5)                                  2,001,000                           1,025,298,124         769,917,799
 ....................................................................................................................................
End of period.......................................        $30,646,436                          $1,145,519,794      $1,025,298,124
 ....................................................................................................................................
Undistributed net investment income (loss), end
 of period..........................................        $    19,635                          $   54,183,267      $   82,916,513
------------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM VARIABLE TRUST
Statement of Changes in Net Assets (continued)
------------------------------------------------------------------------------------------------------------------------------------
                                                                       Putnam VT                               Putnam VT
                                                              International Growth Fund        International Growth and Income Fund
                                                         Six Months ended     Period ended       Six Months ended      Period ended
                                                              June 30           December 31           June 30           December 31
                                                              1998 +              1997*               1998 +               1997*
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
Operations:
Net investment income (loss)........................       $  2,057,595        $    598,784        $  4,496,164        $  1,211,873
Net realized gain (loss) on investments and
 foreign currency transactions......................          2,382,309             434,252           7,551,922           5,522,841
Net unrealized appreciation (depreciation)
 of investments and assets and
 liabilities in foreign currencies..................         28,610,328           4,599,381          21,837,093           6,335,146
 ....................................................................................................................................
Net increase (decrease) in net assets
 resulting from operations..........................         33,050,232           5,632,417          33,885,179          13,069,860
 ....................................................................................................................................
Distributions to shareholders:......................
From net investment income
  Class IA..........................................                 --            (598,784)                 --          (1,211,873)
  Class IB..........................................                 --                  --                  --                  --
In excess of net investment income
  Class IA..........................................                 --            (334,985)                 --            (760,143)
  Class IB..........................................                 --                  --                  --                  --
From net realized gain on investments
  Class IA..........................................                 --            (434,252)           (685,843)         (4,894,779)
  Class IB..........................................                 --                  --                  --                  --
In excess of net realized gain on investments
  Class IA..........................................                 --            (787,174)                 --                  --
  Class IB..........................................                 --                  --                  --                  --
Return of Capital...................................                 --            (105,318)                 --                  --
Increase (decrease) from capital share
  transactions (Note 4)                                      78,603,983         145,012,588          57,326,947         197,894,945
 ....................................................................................................................................
Total increase (decrease) in net assets                     111,654,215         148,384,492          90,526,283         204,098,010
 ....................................................................................................................................
Net assets:
Beginning of period (Note 5)                                150,884,492           2,500,000         206,598,010           2,500,000
 ....................................................................................................................................
End of period                                              $262,538,707        $150,884,492        $297,124,293        $206,598,010
 ....................................................................................................................................
Undistributed net investment income (loss), end
of period                                                  $  1,919,185        $   (138,410)       $  4,149,774        $   (346,390)
------------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM VARIABLE TRUST
Statement of Changes in Net Assets (continued)
------------------------------------------------------------------------------------------------------------------------------------
                                                               Putnam VT International              Putnam VT
                                                               New Opportunities Fund             Investors Fund
                                                         Six months ended      Period ended         Period ended
                                                              June 30           December 31            June 30
                                                               1998 +              1997*               1998** +
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
Operations:
Net investment income (loss)........................       $    264,444        $     63,700         $    24,075
Net realized gain (loss) on investments and
 foreign currency transactions......................         (1,683,105)         (4,862,745)            (63,508)
Net unrealized appreciation (depreciation)
 of investments and assets and
 liabilities in foreign currencies..................         19,301,019            (464,507)          1,509,628
 ....................................................................................................................................
Net increase (decrease) in net assets
 resulting from operations..........................         17,882,358          (5,263,552)          1,470,195
 ....................................................................................................................................
Distributions to shareholders:......................
From net investment income
  Class IA..........................................           (235,886)            (63,700)                 --
  Class IB..........................................                 --                  --                  --
In excess of net investment income
  Class IA..........................................                 --            (244,501)                 --
  Class IB..........................................                 --                  --                  --
Increase (decrease) from capital share
 transactions (Note 4)..............................          6,765,214         110,072,237          31,535,697
 ....................................................................................................................................
Total increase (decrease) in net assets.............         24,411,686         104,500,484          33,005,892
 ....................................................................................................................................
Net assets:
Beginning of period (Note 5)                                107,000,484           2,500,000           2,001,000
 ....................................................................................................................................
End of period.......................................       $131,412,170        $107,000,484         $35,006,892
 ....................................................................................................................................
Undistributed net investment income (loss), end
 of period..........................................       $      8,531        $    (20,027)        $    24,075
------------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM VARIABLE TRUST
Statement of Changes in Net Assets (continued)
------------------------------------------------------------------------------------------------------------------------------------
                                                                       Putnam VT                                Putnam VT
                                                                    Money Market Fund                   New Opportunities Fund
                                                          Six months ended       Year ended       Six months ended       Year ended
                                                              June 30           December 31           June 30             December
                                                               1998 +               1997               1998 +               1997
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
Operations:
Net investment income (loss)........................       $ 10,577,221        $ 23,808,416      $   (1,885,167)     $     (168,377)
Net realized gain (loss) on investments and
 foreign currency transactions......................                 --                  --          62,639,280          68,314,810
Net unrealized appreciation (depreciation)
 of investments and assets and
 liabilities in foreign currencies..................                 --                  --         434,260,773         376,452,164
 ....................................................................................................................................
Net increase (decrease) in net assets
 resulting from operations..........................         10,577,221          23,808,416         495,014,886         444,598,597
 ....................................................................................................................................
Distributions to shareholders:......................
From net investment income
  Class IA..........................................        (10,577,212)        (23,808,416)                 --                  --
  Class IB..........................................                 (9)                 --                  --                  --
From net realized gain on investments
  Class IA..........................................                 --                  --         (40,377,073)                 --
  Class IB..........................................                 --                  --                  --                  --
Increase (decrease) from capital share
 transactions (Note 4)..............................         40,058,241         (31,555,153)        243,899,062         471,448,564
 ....................................................................................................................................
Total increase (decrease) in net assets.............         40,058,241         (31,555,153)        698,536,875         916,047,161
 ....................................................................................................................................
Net assets:
Beginning of period (Note 5)                                405,577,148         437,132,301       2,590,243,858       1,674,196,697
 ....................................................................................................................................
End of period.......................................       $445,635,389        $405,577,148      $3,288,780,733      $2,590,243,858
 ....................................................................................................................................
Undistributed net investment income (loss), end
 of period..........................................       $         --        $         --      $   (1,885,167)     $           --
------------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM VARIABLE TRUST
Statement of Changes in Net Assets (continued)
------------------------------------------------------------------------------------------------------------------------------------
                                                                      Putnam VT                       Putnam VT
                                                                    New Value Fund            OTC & Emerging Growth Fund
                                                          Six months ended     Period ended         Period ended
                                                              June 30           December 31            June 30
                                                               1998 +              1997*               1998** +
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
Operations:
Net investment income (loss)........................       $  1,474,853        $  1,720,282          $    4,218
Net realized gain (loss) on investments and
 foreign currency transactions......................          4,939,441           3,630,551            (129,035)
Net unrealized appreciation (depreciation)
 of investments and assets and
 liabilities in foreign currencies..................          1,951,711           7,623,632             431,394
 ....................................................................................................................................
Net increase (decrease) in net assets
 resulting from operations..........................          8,366,005          12,974,465             306,577
 ....................................................................................................................................
Distributions to shareholders:......................
From net investment income
  Class IA..........................................         (1,729,244)                 --                  --
  Class IB..........................................                 --                  --                  --
From net realized gain on investments
  Class IA..........................................         (3,947,190)                 --                  --
  Class IB..........................................                 --                  --                  --
Increase (decrease) from capital share
 transactions (Note 4)..............................         48,862,975         182,166,386           6,730,309
 ....................................................................................................................................
Total increase (decrease) in net assets.............         51,552,546         195,140,851           7,036,886
 ....................................................................................................................................
Net assets:
Beginning of period (Note 5)                                195,390,851             250,000           2,001,000
 ....................................................................................................................................
End of period.......................................       $246,943,397        $195,390,851          $9,037,886
 ....................................................................................................................................
Undistributed net investment income (loss), end
 of period..........................................       $  1,306,543        $  1,560,934          $    4,218
------------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM VARIABLE TRUST
Statement of Changes in Net Assets (continued)
------------------------------------------------------------------------------------------------------------------------------------
                                                             Putnam VT U.S. Government                       Putnam VT
                                                            and High Quality Bond Fund           Utilities Growth and Income Fund
                                                         Six months ended       Year ended       Six months ended       Year ended
                                                              June 30           December 31           June 30           December 31
                                                              1998 +               1997               1998 +               1997
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
Operations:
Net investment income (loss)........................       $ 24,544,695        $ 50,686,903        $ 13,855,075        $ 25,451,494
Net realized gain (loss) on investments and
 foreign currency transactions......................          8,683,976          (2,397,818)         20,411,235          42,912,552
Net unrealized appreciation (depreciation)
 of investments and assets and
 liabilities in foreign currencies..................            280,875          15,536,395          (1,059,411)        106,798,904
 ....................................................................................................................................
Net increase (decrease) in net assets
 resulting from operations..........................         33,509,546          63,825,480          33,206,899         175,162,950
 ....................................................................................................................................
Distributions to shareholders:......................
From net investment income
  Class IA..........................................        (42,868,771)        (49,260,624)        (25,052,399)        (24,529,426)
  Class IB..........................................                 --                  --                  --                  --
From net realized gain on investments
  Class IA..........................................         (1,115,763)                 --         (43,178,545)        (33,449,218)
  Class IB..........................................                 --                  --                  --                  --
Increase (decrease) from capital share
 transactions (Note 4)..............................         51,002,646          (3,948,335)         97,742,176          47,643,201
 ....................................................................................................................................
Total increase (decrease) in net assets.............         40,527,658          10,616,521          62,718,131         164,827,507
 ....................................................................................................................................
Net assets:
Beginning of period (Note 5)                                789,540,084         778,923,563         822,256,541         657,429,034
 ....................................................................................................................................
End of period.......................................       $830,067,742        $789,540,084        $884,974,672        $822,256,541
 ....................................................................................................................................
Undistributed net investment income (loss), end
 of period..........................................       $ 22,984,191        $ 41,308,267        $ 13,769,269        $ 24,966,593
------------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM VARIABLE TRUST
Statement of Changes in Net Assets (continued)
------------------------------------------------------------------------------------------------------------------------------------
                                                                       Putnam  VT                               Putnam VT
                                                                       Vista Fund                              Voyager Fund
                                                          Six months ended     Period ended       Six months ended      Year ended
                                                              June 30           December 31           June 30           December 31
                                                               1998 +              1997*               1998 +               1997
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
Operations:
Net investment income (loss)........................       $   (150,390)       $      4,017      $    3,999,595      $   11,685,570
Net realized gain (loss) on investments and
 foreign currency transactions......................          4,710,085          (3,150,998)        211,349,148         297,725,044
Net unrealized appreciation (depreciation)
 of investments and assets and
 liabilities in foreign currencies..................         28,105,944          22,083,760         566,816,970         601,292,487
 ....................................................................................................................................
Net increase (decrease) in net assets
 resulting from operations..........................         32,665,639          18,936,779         782,165,713         910,703,101
 ....................................................................................................................................
Distributions to shareholders:......................
From net investment income
  Class IA..........................................                 --              (4,017)        (11,793,024)         (7,180,496)
  Class IB..........................................                 --                  --                  --                  --
From net realized gain on investments
  Class IA..........................................                 --                  --        (287,749,794)       (154,744,905)
  Class IB..........................................                 --                  --                  --                  --
Return of capital
  Class IA..........................................                 --              (9,239)                 --                  --
  Class IB..........................................                 --                  --                  --                  --
Increase (decrease) from capital share
 transactions (Note 5)..............................         54,022,294         149,236,897         438,848,677         508,267,410
 ....................................................................................................................................
Total increase (decrease) in net assets.............         86,687,933         168,160,420         921,471,572       1,257,045,110
 ....................................................................................................................................
Net assets:
Beginning of period (Note 5)........................        170,660,420           2,500,000       4,538,535,142       3,281,490,032
 ....................................................................................................................................
End of period.......................................       $257,348,353        $170,660,420      $5,460,006,714      $4,538,535,142
 ....................................................................................................................................
Undistributed net investment income (loss), end
 of period...........................................      $   (150,390)       $         --      $    3,604,481      $   11,397,910
------------------------------------------------------------------------------------------------------------------------------------

+Unaudited
*From January 2, 1997 (commencement of operations) to December 31, 1997.
**From April 30, 1998 (commencent of operations) to June 30, 1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM VARIABLE TRUST
Financial Highlights
CLASS IA
----------------------------------------------------------------------------------------------
                                                     Investment Operations
                                                                 Net
                                 Net                             Realized and
                                 Asset                           Unrealized
                                 Value,        Net               Gain (Loss)      Total from
                                 Beginning     Investment        on               Investment
Period ended                     of Period     Income (Loss)     Investments      Operations
----------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund
June 30, 1998+                    $ 9.20        $  .06(a)           $(1.12)        $(1.06)
December 31, 1997                  11.01           .07               (1.66)         (1.59)
December 31, 1996                  10.23           .05                 .88            .93
December 31, 1995****              10.00           .06(a)(b)           .17            .23
 ..............................................................................................
Putnam VT Diversified Income Fund
June 30, 1998+                    $11.31        $  .48              $ (.16)        $  .32
December 31, 1997                  11.27           .82(a)             (.05)           .77
December 31, 1996                  11.03           .80(a)              .11            .91
December 31, 1995                   9.74           .71                1.09           1.80
December 31, 1994                  10.23           .61               (1.04)          (.43)
December 31, 1993**                10.00           .06                 .17            .23
 ..............................................................................................
Putnam VT The George Putnam Fund of Boston
June 30, 1998+*******             $10.00        $  .05(a)(b)        $ (.08)(g)     $ (.03)
 ..............................................................................................
Putnam VT Global Asset Allocation Fund
June 30, 1998+                    $18.76        $  .25              $ 1.71         $ 1.96
December 31, 1997                  17.25           .50                2.63           3.13
December 31, 1996                  16.15           .43                1.94           2.37
December 31, 1995                  13.19           .47                2.74           3.21
December 31, 1994                  14.29           .35                (.71)          (.36)
December 31, 1993                  12.92           .30                1.87           2.17
 ..............................................................................................
Putnam VT Global Growth Fund
June 30, 1998                     $18.34        $  .08              $ 3.58         $ 3.66
December 31, 1997                  16.88           .13                2.18           2.31
December 31, 1996                  15.18           .17                2.35           2.52
December 31, 1995                  13.48           .20                1.85           2.05
December 31, 1994                  13.68           .13                (.26)          (.13)
December 31, 1993                  10.48           .08                3.28           3.36
 ..............................................................................................
Putnam VT Growth and Income Fund
June 30, 1998+                    $28.32        $  .22(a)           $ 2.62         $ 2.84
December 31, 1997                  24.56           .48                5.07           5.55
December 31, 1996                  21.47           .65(a)             3.84           4.49
December 31, 1995                  16.44           .53                5.31           5.84
December 31, 1994                  17.38           .50                (.48)           .02
December 31, 1993                  15.93           .38                1.83           2.21
 ..............................................................................................
Putnam VT Health Sciences Fund
June 30, 1998+*******             $10.00        $  .01(a)(b)        $  .06(g)      $  .07
 ..............................................................................................
Putnam VT High Yield Fund
June 30, 1998+                    $13.62        $  .67(a)           $ (.08)        $  .59
December 31, 1997                  12.96          1.06                 .65           1.71
December 31, 1996                  12.37          1.18(a)              .32           1.50
December 31, 1995                  11.46           .91                1.05           1.96
December 31, 1994                  12.53          1.05               (1.17)          (.12)
December 31, 1993                  11.17           .73                1.37           2.10
 ..............................................................................................
Putnam VT International Growth Fund
June 30, 1998+                    $11.43        $  .13(a)           $ 2.13         $ 2.26
December 31, 1997*****             10.00           .05(b)             1.56           1.61
 ..............................................................................................
Putnam VT International Growth and Income Fund
June 30, 1998+                    $11.53        $  .22(b)           $ 1.57         $ 1.79
December 31, 1997*****             10.00           .07                1.87           1.94
 ..............................................................................................
Putnam VT International New Opportunities Fund
June 30, 1998+                    $ 9.96        $  .02              $ 1.60         $ 1.62
December 31, 1997*****             10.00           .01(b)             (.02)          (.01)
----------------------------------------------------------------------------------------------




Financial Highlights (continued)
CLASS IA
------------------------------------------------------------------------------------------------------------------
                                  Less Distributions:

                                                                    From           In Excess
                                  From          In Excess           Net            of Net
                                  Net           of Net              Realized       Realized        From
                                  Investment    Investment          Gain on        Gain on         Return
Period Ended                      Income        Income              Investments    Investments     of Capital
------------------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund
June 30, 1998+                    $ (.39)       $   --              $   --         $   --          $   --
December 31, 1997                   (.22)           --                  --             --              --
December 31, 1996                   (.15)           --                  --             --              --
December 31, 1995****                 --            --                  --             --              --
 ..................................................................................................................
Putnam VT Diversified Income Fund
June 30, 1998+                    $ (.48)       $   --              $ (.21)        $   --          $   --
December 31, 1997                   (.63)           --                (.10)            --              --
December 31, 1996                   (.67)           --                  --             --              --
December 31, 1995                   (.51)           --                  --             --              --
December 31, 1994                   (.06)           --                  --             --              --
December 31, 1993**                   --            --                  --             --              --
 ..................................................................................................................
Putnam VT The George Putnam Fund of Boston
June 30, 1998+*******             $   --        $   --              $   --         $   --          $   --
 ....................................................................................................................................
Putnam VT Global Asset Allocation Fund
June 30, 1998+                    $ (.43)       $   --              $(1.85)        $   --          $   --
December 31, 1997                   (.60)           --               (1.02)            --              --
December 31, 1996                   (.44)           --                (.83)            --              --
December 31, 1995                   (.25)           --                  --             --              --
December 31, 1994                   (.29)           --                (.43)          (.02)             --
December 31, 1993                   (.55)           --                (.25)            --              --
 ..................................................................................................................
Putnam VT Global Growth Fund
June 30, 1998                     $ (.52)       $   --              $(2.60)        $   --          $   --
December 31, 1997                   (.41)           --                (.44)            --              --
December 31, 1996                   (.25)           --                (.57)            --              --
December 31, 1995                   (.11)           --                (.24)            --              --
December 31, 1994                   (.05)           --                (.02)            --              --
December 31, 1993                   (.16)           --                  --             --              --
 ..................................................................................................................
Putnam VT Growth and Income Fund
June 30, 1998+                    $ (.50)       $   --              $(3.26)        $   --          $   --
December 31, 1997                   (.52)           --               (1.27)            --              --
December 31, 1996                   (.51)           --                (.89)            --              --
December 31, 1995                   (.51)           --                (.30)            --              --
December 31, 1994                   (.38)           --                (.58)            --              --
December 31, 1993                   (.39)           --                (.37)            --              --
 ..................................................................................................................
Putnam VT Health Sciences Fund
June 30, 1998+*******             $   --        $   --              $   --         $   --          $   --
 ....................................................................................................................................
Putnam VT High Yield Fund
June 30, 1998+                    $(1.08)       $   --              $ (.17)        $   --          $   --
December 31, 1997                   (.94)           --                (.11)            --              --
December 31, 1996                   (.91)           --                  --             --              --
December 31, 1995                  (1.05)           --                  --             --              --
December 31, 1994                   (.79)           --                (.14)          (.02)             --
December 31, 1993                   (.74)           --                  --             --              --
 ..................................................................................................................
Putnam VT International Growth Fund
June 30, 1998+                    $   --        $   --              $   --         $   --          $   --
December 31, 1997*****              (.05)         (.02)               (.04)          (.06)           (.01)
 ..................................................................................................................
Putnam VT International Growth and Income Fund
June 30, 1998+                    $   --        $   --              $ (.04)        $   --          $   --
December 31, 1997*****              (.08)         (.05)               (.28)            --              --
 ..................................................................................................................
Putnam VT International New Opportunities Fund
June 30, 1998+                    $ (.02)       $   --              $   --         $   --          $   --
December 31, 1997*****              (.01)         (.02)                 --             --              --
------------------------------------------------------------------------------------------------------------------




Financial Highlights (continued)
CLASS IA
--------------------------------------------------------------------------------------------------------


                                                                  Total
                                                                  Investment
                                                                  Return at       Net Assets,
                              Total          Net Asset Value,     Net Asset       End of Period
Period ended                  Distributions  End of Period        Value (%)(c)    (in thousands)
--------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund
June 30, 1998+                    $ (.39)       $ 7.75              (12.07)*       $    92,401
December 31, 1997                   (.22)         9.20              (14.66)            112,902
December 31, 1996                   (.15)        11.01                9.10             130,548
December 31, 1995****                 --         10.23                2.30*             25,045
 ........................................................................................................
Putnam VT Diversified Income Fund
June 30, 1998+                    $ (.69)       $10.94                2.86*        $   665,951
December 31, 1997                   (.73)        11.31                7.38             608,148
December 31, 1996                   (.67)        11.27                8.81             494,811
December 31, 1995                   (.51)        11.03               19.13             303,721
December 31, 1994                   (.06)         9.74               (4.23)            215,935
December 31, 1993**                   --         10.23                2.30*             80,449
 ........................................................................................................
Putnam VT The George Putnam Fund of Boston
June 30, 1998+*******             $   --        $ 9.97                (.30)*       $    17,419
 ........................................................................................................
Putnam VT Global Asset Allocation Fund
June 30, 1998+                    $(2.28)       $18.44               10.47*        $ 1,047,741
December 31, 1997                  (1.62)        18.76               19.67             956,532
December 31, 1996                  (1.27)        17.25               15.62             747,734
December 31, 1995                   (.25)        16.15               24.71             535,666
December 31, 1994                   (.74)        13.19               (2.50)            414,223
December 31, 1993                   (.80)        14.29               17.48             297,307
 ........................................................................................................
Putnam VT Global Growth Fund
June 30, 1998                     $(3.12)       $18.88               20.76*        $ 1,906,814
December 31, 1997                   (.85)        18.34               14.33           1,611,503
December 31, 1996                   (.82)        16.88               17.20           1,344,887
December 31, 1995                   (.35)        15.18               15.67             831,593
December 31, 1994                   (.07)        13.48                (.96)            669,821
December 31, 1993                   (.16)        13.68               32.40             352,786
 ........................................................................................................
Putnam VT Growth and Income Fund
June 30, 1998+                    $(3.76)       $27.40                9.92*        $ 9,495,359
December 31, 1997                  (1.79)        28.32               24.15           8,337,334
December 31, 1996                  (1.40)        24.56               21.92           5,679,100
December 31, 1995                   (.81)        21.47               36.71           3,312,306
December 31, 1994                   (.96)        16.44                 .35           1,907,380
December 31, 1993                   (.76)        17.38               14.27           1,407,382
 ........................................................................................................
Putnam VT Health Sciences Fund
June 30, 1998+*******             $   --        $10.07                0.70*        $    30,645
 ........................................................................................................
Putnam VT High Yield Fund
June 30, 1998+                    $(1.25)       $12.96                4.28*        $ 1,145,519
December 31, 1997                  (1.05)        13.62               14.34           1,025,298
December 31, 1996                   (.91)        12.96               12.81             769,918
December 31, 1995                  (1.05)        12.37               18.32             498,467
December 31, 1994                   (.95)        11.46                (.94)            327,119
December 31, 1993                   (.74)        12.53               19.57             291,737
 ........................................................................................................
Putnam VT International Growth Fund
June 30, 1998+                    $   --        $13.69               19.77*        $   262,528
December 31, 1997*****              (.18)        11.43               16.13             150,884
 ........................................................................................................
Putnam VT International Growth and Income Fund
June 30, 1998+                    $ (.04)       $13.28               15.48*        $   297,119
December 31, 1997*****              (.41)        11.53               19.43             206,598
 ........................................................................................................
Putnam VT International New Opportunities Fund
June 30, 1998+                    $ (.02)       $11.56               16.28*        $   131,411
December 31, 1997*****              (.03)         9.96                (.10)            107,000
--------------------------------------------------------------------------------------------------------



Financial Highlights (continued)
CLASS IA
--------------------------------------------------------------------------------------------------------


                                                 Ratio of Net
                                Ratio of         Investment                            Average
                                Expenses         Income (Loss)                         commission
                                to Average Net   to Average Net     Portfolio          rate
Period ended                    Assets (%)(d)    Assets (%)         Turnover (%)       paid (e)
--------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund
June 30, 1998+                      .54*           .65*                 68.26*         $.0107
December 31, 1997                  1.07            .70                 102.92           .0144
December 31, 1996                  1.23            .84                  66.10           .0197
December 31, 1995****               .81(b)*        .72(b)*              67.72*
 ........................................................................................................
Putnam VT Diversified Income Fund
June 30, 1998+                      .40*          4.28*                103.30*
December 31, 1997                   .80           7.43                 282.56
December 31, 1996                   .83           7.45                 235.53
December 31, 1995                   .85           7.85                 297.17
December 31, 1994                   .80           7.60                 165.17
December 31, 1993**                 .28*          1.45*                 40.83*
 ........................................................................................................
Putnam VT The George Putnam Fund of Boston
June 30, 1998+*******               .14(b)*        .52(b)*              24.33*         $.0237
 ........................................................................................................
Putnam VT Global Asset Allocation Fund
June 30, 1998+                      .39*          1.35*                 68.19*         $.0203
December 31, 1997                   .77           3.01                 181.05           .0295
December 31, 1996                   .83           3.08                 165.03           .0475
December 31, 1995                   .84           3.31                 150.88
December 31, 1994                   .76           3.19                 150.21
December 31, 1993                   .72           3.28                 192.48
 ........................................................................................................
Putnam VT Global Growth Fund
June 30, 1998                       .36*           .34*                 81.04*         $.0262
December 31, 1997                   .75            .77                 158.37           .0245
December 31, 1996                   .76           1.25                  79.18           .0318
December 31, 1995                   .75           1.49                  82.53
December 31, 1994                   .77           1.21                  41.55
December 31, 1993                   .75           1.38                  47.00
 ........................................................................................................
Putnam VT Growth and Income Fund
June 30, 1998+                      .26*           .79*                 36.12*         $.0503
December 31, 1997                   .51           2.08                  64.96           .0497
December 31, 1996                   .54           2.90                  39.57           .0517
December 31, 1995                   .57           3.34                  50.87
December 31, 1994                   .62           3.64                  46.43
December 31, 1993                   .64           3.49                  62.63
 ........................................................................................................
Putnam VT Health Sciences Fund
June 30, 1998+*******              0.15(b)*        .12(b)*               1.93*         $.0289
 ........................................................................................................
Putnam VT High Yield Fund
June 30, 1998+                      .35*          5.01*                 31.54*         $0.500
December 31, 1997                   .72           9.26                  84.61
December 31, 1996                   .76           9.57                  62.72
December 31, 1995                   .79           9.42                  69.78
December 31, 1994                   .74           9.79                  62.09
December 31, 1993                   .67           9.88                  85.59
 ........................................................................................................
Putnam VT International Growth Fund
June 30, 1998+                      .53*          1.02*                 53.10*         $.0281
December 31, 1997*****             1.20(b)         .79(b)               75.18           .0352
 ........................................................................................................
Putnam VT International Growth and Income Fund
June 30, 1998+                     0.51(b)*       1.74(b)*              28.49*         $.0207
December 31, 1997*****             1.12           1.11                  53.20           .0330
 ........................................................................................................
Putnam VT International New Opportunities Fund
June 30, 1998+                      .76*           .21*                 65.70*         $.0208
December 31, 1997*****             1.60(b)         .09(b)              131.89           .0207
--------------------------------------------------------------------------------------------------------

See page 140 for Notes to Financial Highlights.





PUTNAM VARIABLE TRUST
Financial Highlights
CLASS IA
----------------------------------------------------------------------------------------------
                                                     Investment Operations
                                                                 Net
                                 Net                             Realized and
                                 Asset                           Unrealized
                                 Value,        Net               Gain (Loss)      Total from
                                 Beginning     Investment        on               Investment
Period ended                     of Period     Income (Loss)     Investments      Operations
----------------------------------------------------------------------------------------------
Putnam VT Investors Fund
June 30, 1998+*******             $10.00        $  .01(a)           $  .58         $  .59
 ..............................................................................................
Putnam VT Money Market Fund
June 30, 1998+                    $ 1.00        $.0256              $   --         $.0256
December 31, 1997                   1.00         .0509                  --          .0509
December 31, 1996                   1.00         .0497                  --          .0497
December 31, 1995                   1.00         .0533                  --          .0533
December 31, 1994                   1.00         .0377                  --          .0377
December 31, 1993                   1.00         .0276                  --          .0276
 ..............................................................................................
Putnam VT New Opportunities Fund
June 30, 1998+                    $21.23        $ (.01)             $ 3.93         $ 3.92
December 31, 1997                  17.22            --(f)             4.01           4.01
December 31, 1996                  15.63          (.01)               1.60           1.59
December 31, 1995                  10.82            --                4.84           4.84
December 31, 1994***               10.00            --(b)              .82            .82
 ..............................................................................................
Putnam VT New Value Fund
June 30, 1998+                    $11.76        $  .08(a)           $  .37         $  .45
December 31, 1997*****             10.00           .18(a)             1.58           1.76
 ..............................................................................................
Putnam VT OTC & Emerging Growth Fund
June 30, 1998+*******             $10.00        $  .01(a)(b)        $  .22(g)      $  .23
 ..............................................................................................
Putnam VT U.S. Government and High
  Quality Bond Fund
June 30, 1998+                    $13.42        $  .40(a)           $  .15         $  .55
December 31, 1997                  13.21           .88                 .18           1.06
December 31, 1996                  13.74           .81                (.52)           .29
December 31, 1995                  12.22           .81                1.56           2.37
December 31, 1994                  13.53           .81               (1.24)          (.43)
December 31, 1993                  12.85           .63                 .78           1.41
 ..............................................................................................
Putnam VT Utilities Growth and
  Income Fund
June 30, 1998+                    $17.14        $  .25              $  .46         $   71
December 31, 1997                  14.80           .53                3.11           3.64
December 31, 1996                  13.28           .54                1.49           2.03
December 31, 1995                  10.68           .53                2.65           3.18
December 31, 1994                  12.00           .60               (1.44)          (.84)
December 31, 1993                  10.71           .30                1.13           1.43
 ..............................................................................................
Putnam VT Vista Fund
June 30, 1998+                    $12.32        $ (.01)(a)          $ 2.09         $ 2.08
December 31, 1997*****             10.00            --(f)             2.32           2.32
 ..............................................................................................
Putnam VT Voyager Fund
June 30, 1998+                    $39.08        $  .03(a)           $ 6.59         $ 6.62
December 31, 1997                  32.53           .10                8.01           8.11
December 31, 1996                  30.50           .09                3.75           3.84
December 31, 1995                  22.20           .10                8.76           8.86
December 31, 1994                  22.41           .07                 .14            .21
December 31, 1993                  19.21           .04                3.50           3.54
----------------------------------------------------------------------------------------------



Financial Highlights (continued)
CLASS IA
----------------------------------------------------------------------------------------------
Less Distributions:

                                                From           In Excess
                                  From          Net            of Net
                                  Net           Realized       Realized        From
                                  Investment    Gain on        Gain on         Return
Period Ended                      Income        Investments    Investments     of Capital
----------------------------------------------------------------------------------------------
Putnam VT Investors Fund
June 30, 1998+*******             $    --       $   --         $  --           $  --
 ..............................................................................................
Putnam VT Money Market Fund
June 30, 1998+                    $(.0256)      $   --         $  --           $  --
December 31, 1997                  (.0509)          --            --              --
December 31, 1996                  (.0497)          --            --              --
December 31, 1995                  (.0533)          --            --              --
December 31, 1994                  (.0377)          --            --              --
December 31, 1993                  (.0276)          --            --              --
 ..............................................................................................
Putnam VT New Opportunities Fund
June 30, 1998+                    $    --       $ (.32)        $  --           $  --
December 31, 1997                      --           --            --              --
December 31, 1996                      --           --            --              --
December 31, 1995                      --         (.02)           --           $(.01)
December 31, 1994***                   --           --            --              --
 ..............................................................................................
Putnam VT New Value Fund
June 30, 1998+                    $  (.09)      $ (.21)        $  --           $  --
December 31, 1997*****                 --           --            --              --
 ..............................................................................................
Putnam VT OTC & Emerging Growth Fund
June 30, 1998+*******             $    --       $   --         $  --           $  --
 ..............................................................................................
Putnam VT U.S. Government and High
  Quality Bond Fund
June 30, 1998+                    $  (.73)      $ (.02)        $  --           $  --
December 31, 1997                    (.85)          --            --              --
December 31, 1996                    (.82)          --            --              --
December 31, 1995                    (.85)          --            --              --
December 31, 1994                    (.66)        (.22)           --              --
December 31, 1993                    (.61)        (.12)           --              --
 ..............................................................................................
Putnam VT Utilities Growth and
  Income Fund
June 30, 1998+                    $  (.51)      $ (.88)        $  --           $  --
December 31, 1997                    (.55)        (.75)           --              --
December 31, 1996                    (.51)          --            --              --
December 31, 1995                    (.58)          --            --              --
December 31, 1994                    (.35)        (.12)         (.01 )            --
December 31, 1993                    (.12)        (.02)           --              --
 ..............................................................................................
Putnam VT Vista Fund
June 30, 1998+                    $    --       $   --         $  --           $  --
December 31, 1997*****                 --(f)        --            --              --(f)
 ..............................................................................................
Putnam VT Voyager Fund
June 30, 1998+                    $  (.10)      $(2.44)        $  --           $  --
December 31, 1997                    (.07)       (1.49)           --              --
December 31, 1996                    (.13)       (1.68)           --              --
December 31, 1995                    (.07)        (.49)           --              --
December 31, 1994                    (.05)        (.37)           --              --
December 31, 1993                    (.07)        (.27)           --              --
----------------------------------------------------------------------------------------------




Financial Highlights (continued)
CLASS IA
---------------------------------------------------------------------------------------------------


                                                                    Total
                                                                    Investment
                                                                    Return at       Net Assets,
                              Total            Net Asset Value,     Net Asset       End of Period
Period ended                  Distributions    End of Period        Value (%)(c)    (in thousands)
---------------------------------------------------------------------------------------------------
Putnam VT Investors Fund
June 30, 1998+*******             $    --       $10.59               5.90*         $   35,006
 ...................................................................................................
Putnam VT Money Market Fund
June 30, 1998+                    $(.0256)      $ 1.00               2.56*         $  445,634
December 31, 1997                  (.0509)        1.00               5.22             405,577
December 31, 1996                  (.0497)        1.00               5.08             437,132
December 31, 1995                  (.0533)        1.00               5.46             263,213
December 31, 1994                  (.0377)        1.00               3.82             244,064
December 31, 1993                  (.0276)        1.00               2.79             129,329
 ...................................................................................................
Putnam VT New Opportunities Fund
June 30, 1998+                    $  (.32)      $24.83              18.51*         $3,288,780
December 31, 1997                      --        21.23              23.29           2,590,244
December 31, 1996                      --        17.22              10.17           1,674,197
December 31, 1995                    (.03)       15.63              44.87             515,109
December 31, 1994***                   --        10.82               8.20*             68,592
 ...................................................................................................
Putnam VT New Value Fund
June 30, 1998+                    $  (.30)      $11.91               3.80*         $  246,942
December 31, 1997*****                 --        11.76              17.60             195,391
 ...................................................................................................
Putnam VT OTC & Emerging Growth Fund
June 30, 1998+*******             $    --       $10.23               2.30*         $    9,037
 ...................................................................................................
Putnam VT U.S. Government and High
Quality Bond Fund
June 30, 1998+                    $  (.75)      $13.22               4.23*         $  830,067
December 31, 1997                    (.85)       13.42               8.64             789,540
December 31, 1996                    (.82)       13.21               2.42             778,924
December 31, 1995                    (.85)       13.74              20.44             747,024
December 31, 1994                    (.88)       12.22              (3.23)            640,458
December 31, 1993                    (.73)       13.53              11.28             735,386
 ...................................................................................................
Putnam VT Utilities Growth and
Income Fund
June 30, 1998+                    $ (1.39)      $16.46               3.99*         $  884,974
December 31, 1997                   (1.30)       17.14              27.10             822,257
December 31, 1996                    (.51)       14.80              15.80             657,429
December 31, 1995                    (.58)       13.28              31.08             530,461
December 31, 1994                    (.48)       10.68              (7.02)            384,169
December 31, 1993                    (.14)       12.00              13.42             443,281
 ...................................................................................................
Putnam VT Vista Fund
June 30, 1998+                    $    --       $14.40              16.88*         $  257,336
December 31, 1997*****                 --        12.32              23.21             170,660
 ...................................................................................................
Putnam VT Voyager Fund
June 30, 1998+                    $ (2.54)      $43.16              17.07*         $5,459,943
December 31, 1997                   (1.56)       39.08              26.51           4,538,535
December 31, 1996                   (1.81)       32.53              12.97           3,281,490
December 31, 1995                    (.56)       30.50              40.67           2,000,232
December 31, 1994                    (.42)       22.20               1.04           1,026,972
December 31, 1993                    (.34)       22.41              18.70             675,198
---------------------------------------------------------------------------------------------------


Financial Highlights (continued)
CLASS IA
---------------------------------------------------------------------------------------------------


                                                 Ratio of Net
                                Ratio of         Investment                            Average
                                Expenses         Income (Loss)                         commission
                                to Average Net   to Average Net     Portfolio          rate
Period ended                    Assets (%)(d)    Assets (%)         Turnover (%)       paid (e)
---------------------------------------------------------------------------------------------------
Putnam VT Investors Fund
June 30, 1998+*******             .14*            .14*                 3.63*           $.0263
 ...................................................................................................
Putnam VT Money Market Fund
June 30, 1998+                    .28*           2.54*                   --
December 31, 1997                 .54            5.10                    --
December 31, 1996                 .53            4.93                    --
December 31, 1995                 .57            5.43                    --
December 31, 1994                 .55            3.90                    --
December 31, 1993                 .42            2.77                    --
 ...................................................................................................
Putnam VT New Opportunities Fund
June 30, 1998+                    .30*           (.06)*               27.81*           $.0452
December 31, 1997                 .63            (.01)                71.78             .0472
December 31, 1996                 .72            (.13)                57.94             .0488
December 31, 1995                 .84            (.03)                30.87
December 31, 1994***              .47(b)*         .03(b)*             32.77*
 ...................................................................................................
Putnam VT New Value Fund
June 30, 1998+                    .40*            .65*                85.19*           $.0479
December 31, 1997*****            .85            1.59                 64.15             .0383
 ...................................................................................................
Putnam VT OTC & Emerging Growth Fund
June 30, 1998+*******             .15(b)*         .08(b)*             83.12*           $.0249
 ...................................................................................................
Putnam VT U.S. Government and High
Quality Bond Fund
June 30, 1998+                    .34*           3.04*                93.09*
December 31, 1997                 .69            6.58                194.29
December 31, 1996                 .69            6.48                142.49
December 31, 1995                 .70            6.22                149.18
December 31, 1994                 .67            6.24                118.34
December 31, 1993                 .64            6.16                 94.01
 ...................................................................................................
Putnam VT Utilities Growth and
Income Fund
June 30, 1998+                    .36*           1.61*                13.19*           $.0445
December 31, 1997                 .74            3.63                 42.46             .0452
December 31, 1996                 .73            4.22                 61.94             .0475
December 31, 1995                 .68            4.72                 60.33
December 31, 1994                 .68            5.23                 84.88
December 31, 1993                 .69            5.02                 50.79
 ...................................................................................................
Putnam VT Vista Fund
June 30, 1998+                    .39*           (.07)*               51.06*           $.0452
December 31, 1997*****            .87              --                 75.43             .0381
 ...................................................................................................
Putnam VT Voyager Fund
June 30, 1998+                    .29*            .08*                28.12*           $.0494
December 31, 1997                 .59             .30                 82.00             .0524
December 31, 1996                 .63             .36                 63.87             .0544
December 31, 1995                 .68             .49                 57.51
December 31, 1994                 .71             .40                 62.44
December 31, 1993                 .66             .33                 55.85
---------------------------------------------------------------------------------------------------





PUTNAM VARIABLE TRUST
Financial Highlights
CLASS IB
-----------------------------------------------------------------------------------------------------------------------
                                          Investment Operations                         Less Distributions:
                                                        Net
                           Net                          Realized and                                   From
                           Asset                        Unrealized                      From           Net
                           Value,        Net            Gain (Loss)      Total from     Net            Realized
                           Beginning     Investment     on               Investment     Investment     Gain on
Period ended               of Period     Income         Investments      Operations     Income         Investments
-----------------------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund
June 30, 1998+*******        $ 8.57       $  .01          $(0.83)         $(0.82)       $    --          $    --
 .......................................................................................................................
Putnam VT Diversified Income Fund
June 30, 1998+******         $10.95       $  .13          $ (.14)         $ (.01)       $    --          $    --
 .......................................................................................................................
Putnam VT The George Putnam Fund of Boston
June 30, 1998+*******        $10.00       $  .05(a)(b)    $ (.08)(g)      $ (.03)       $    --          $    --
 .......................................................................................................................
Putnam VT Global Asset Allocation Fund
June 30, 1998+*******        $18.16       $  .10          $  .18          $  .28        $    --          $    --
 .......................................................................................................................
Putnam VT Global Growth Fund
June 30, 1998+*******        $18.03       $  .04          $  .81          $  .85        $    --          $    --
 .......................................................................................................................
Putnam VT Growth and Income Fund
June 30, 1998+******         $28.02       $  .08(a)       $ (.70)         $ (.62)       $    --          $    --
 .......................................................................................................................
Putnam VT Health Sciences Fund
June 30, 1998+*******        $10.00       $  .01(a)(b)    $  .06(g)       $  .07        $    --          $    --
 .......................................................................................................................
Putnam VT High Yield Fund
June 30, 1998+*******        $12.99       $  .15(a)       $ (.18)         $ (.03)       $    --          $    --
 .......................................................................................................................
Putnam VT International Growth Fund
June 30, 1998+*******        $13.44       $  .12(a)       $  .13          $  .25        $    --          $    --
 .......................................................................................................................
Putnam VT International Growth and Income Fund
June 30, 1998+******         $13.36       $  .15(b)       $ (.23)         $ (.08)       $    --          $    --
 .......................................................................................................................
Putnam VT International New Opportunities Fund
June 30, 1998+*******        $11.39       $  .02          $  .15          $  .17        $    --          $    --
 .......................................................................................................................
Putnam VT Investors Fund
June 30, 1998+*******        $10.00       $  .01(a)       $  .58          $  .59        $    --          $    --
 .......................................................................................................................
Putnam VT Money Market Fund
June 30, 1998+*******        $ 1.00       $.0090          $   --          $.0090        $(.0090)         $    --
 .......................................................................................................................
Putnam VT New Opportunities Fund
June 30, 1998+*******        $23.94       $ (.02)         $  .91          $  .89        $    --          $    --
 .......................................................................................................................
Putnam VT New Value Fund
June 30, 1998+*******        $11.91       $  .04(a)       $ (.04)         $   --        $    --          $    --
 .......................................................................................................................
Putnam VT OTC & Emerging Growth Fund
June 30, 1998+*******        $10.00       $  .01(a)(b)    $  .22(g)       $  .23        $    --          $    --
 .......................................................................................................................
Putnam VT U.S. Government and High
Quality Bond Fund
June 30, 1998+*******        $12.88       $  .11          $  .23          $  .34        $    --          $    --
 .......................................................................................................................
Putnam VT Utilities Growth and
Income Fund
June 30, 1998+*******        $16.19       $  .09          $  .18          $  .27        $    --          $    --
 .......................................................................................................................
Putnam VT Vista Fund
June 30, 1998+*******        $13.76       $ (.01)(a)      $  .65          $  .64        $    --          $    --
 .......................................................................................................................
Putnam VT Voyager Fund
June 30, 1998+*******        $41.55       $ (.01)(a)      $ 1.62          $ 1.61        $    --          $    --
-----------------------------------------------------------------------------------------------------------------------



Financial Highlights (continued)
CLASS IB
--------------------------------------------------------------------------------------------------------


                                                                   Total
                                                                   Investment
                                                                   Return at        Net Assets,
                          Total             Net Asset Value,       Net Asset        End of Period
Period ended              Distributions     End of Period          Value (%)(c)     (in thousands)
--------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund
June 30, 1998+*******        $    --            $ 7.75               (9.57)*             $ 1
 ........................................................................................................
Putnam VT Diversified Income Fund
June 30, 1998+******         $    --            $10.94               (0.09)*             $16
 ........................................................................................................
Putnam VT The George Putnam Fund of Boston
June 30, 1998+*******        $    --            $ 9.97                (.30)*             $ 1
 ........................................................................................................
Putnam VT Global Asset Allocation Fund
June 30, 1998+*******        $    --            $18.44                1.54*              $ 3
 ........................................................................................................
Putnam VT Global Growth Fund
June 30, 1998+*******        $    --            $18.88                4.71*              $ 1
 ........................................................................................................
Putnam VT Growth and Income Fund
June 30, 1998+******         $    --            $27.40               (2.21)*             $ 7
 ........................................................................................................
Putnam VT Health Sciences Fund
June 30, 1998+*******        $    --            $10.07                0.70*              $ 1
 ........................................................................................................
Putnam VT High Yield Fund
June 30, 1998+*******        $    --            $12.96               (0.23)*             $ 1
 ........................................................................................................
Putnam VT International Growth Fund
June 30, 1998+*******        $    --            $13.69                1.86*              $11
 ........................................................................................................
Putnam VT International Growth and Income Fund
June 30, 1998+******         $    --            $13.28               (0.60)*             $ 5
 ........................................................................................................
Putnam VT International New Opportunities Fund
June 30, 1998+*******        $    --            $11.56                1.49*              $ 1
 ........................................................................................................
Putnam VT Investors Fund
June 30, 1998+*******        $    --            $10.59                5.90*              $ 1
 ........................................................................................................
Putnam VT Money Market Fund
June 30, 1998+*******        $(.0090)           $ 1.00                0.90               $ 1
 ........................................................................................................
Putnam VT New Opportunities Fund
June 30, 1998+*******        $    --            $24.83                3.72*              $ 1
 ........................................................................................................
Putnam VT New Value Fund
June 30, 1998+*******        $    --            $11.91                  --*              $ 1
 ........................................................................................................
Putnam VT OTC & Emerging Growth Fund
June 30, 1998+*******        $    --            $10.23                2.30*              $ 1
 ........................................................................................................
Putnam VT U.S. Government and High
Quality Bond Fund
June 30, 1998+*******        $    --            $13.22                2.64*              $ 1
 ........................................................................................................
Putnam VT Utilities Growth and
Income Fund
June 30, 1998+*******        $    --            $16.46                1.67*              $ 1
 ........................................................................................................
Putnam VT Vista Fund
June 30, 1998+*******        $    --            $14.40                4.65*              $13
 ........................................................................................................
Putnam VT Voyager Fund
June 30, 1998+*******        $    --            $43.16                3.87*              $63
--------------------------------------------------------------------------------------------------------



Financial Highlights (continued)
CLASS IB
---------------------------------------------------------------------------------------------------


                                                Ratio of Net
                             Ratio of           Investment                        Average
                             Expenses           Income to                         commission
                             to Average Net     Average Net      Portfolio        rate
Period ended                 Assets (%)(d)      Assets (%)       Turnover (%)     paid (e)
---------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund
June 30, 1998+*******             .21*               .12*          68.26*           $.0107
 ...................................................................................................
Putnam VT Diversified Income Fund
June 30, 1998+******              .23*              1.29*         103.30*
 ...................................................................................................
Putnam VT The George Putnam Fund of Boston
June 30, 1998+*******             .17(b)*            .50(b)*       24.33*           $.0237
 ...................................................................................................
Putnam VT Global Asset Allocation Fund
June 30, 1998+*******             .16*               .70*          68.19*           $.0203
 ...................................................................................................
Putnam VT Global Growth Fund
June 30, 1998+*******             .15*               .15*          81.04*           $.0262
 ...................................................................................................
Putnam VT Growth and Income Fund
June 30, 1998+******              .16*               .37*          36.12*           $.0503
 ...................................................................................................
Putnam VT Health Sciences Fund
June 30, 1998+*******             .18(b)*            .10(b)*        1.93*           $.0289
 ...................................................................................................
Putnam VT High Yield Fund
June 30, 1998+*******             .15*              1.39*          31.54*           $.0500
 ...................................................................................................
Putnam VT International Growth Fund
June 30, 1998+*******             .21*               .61*          53.10*           $.0281
 ...................................................................................................
Putnam VT International Growth and Income Fund
June 30, 1998+******              .20(b)*           1.15(b)*       28.49*           $.0207
 ...................................................................................................
Putnam VT International New Opportunities Fund
June 30, 1998+*******             .29*               .01*          65.70*           $.0208
 ...................................................................................................
Putnam VT Investors Fund
June 30, 1998+*******             .17*               .12*           3.63*           $.0263
 ...................................................................................................
Putnam VT Money Market Fund
June 30, 1998+*******             .12*               .94*             --
 ...................................................................................................
Putnam VT New Opportunities Fund
June 30, 1998+*******             .13*              (.03)*         27.81*           $.0452
 ...................................................................................................
Putnam VT New Value Fund
June 30, 1998+*******             .16*               .24*          85.19*           $.0479
 ...................................................................................................
Putnam VT OTC & Emerging Growth Fund
June 30, 1998+*******             .18(b)*            .05(b)*       83.12*           $.0249
 ...................................................................................................
Putnam VT U.S. Government and High
Quality Bond Fund
June 30, 1998+*******             .14*              1.06*          93.09*
 ...................................................................................................
Putnam VT Utilities Growth and
Income Fund
June 30, 1998+*******             .15*               .44*          13.19*           $.0445
 ...................................................................................................
Putnam VT Vista Fund
June 30, 1998+*******             .16*              (.04)*         51.06*           $.0452
 ...................................................................................................
Putnam VT Voyager Fund
June 30, 1998+*******             .12*               .02*          28.12*           $.0494
---------------------------------------------------------------------------------------------------

See page 140 for Notes to Financial Highlights.

PUTNAM VARIABLE TRUST
Notes to Financial Highlights
+       Unaudited.
*       Not annualized.
**      For the period September 15, 1993 (commencement of operations) to December 31, 1993.
***     For the period May 2, 1994 (commencement of operations) to December 31, 1994.
****    For the period May 1, 1995 (commencement of operations) to December 31, 1995.
*****   For the period January 2, 1997 (commencement of operations) to December 31, 1997.
******  For the period April 6, 1998 (commencement of operations) to June 30, 1998.
******* For the period April 30, 1998 (commencement of operations) to June 30, 1998.
(a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.
(b) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses of the following funds reflect a reduction of approximately the amounts per share noted for the following periods:
                                                                    6/30/98     12/31/97     12/31/95     12/31/94
                                                                    -------     --------     --------     --------
    Putnam VT Asia Pacific Growth Fund Class IA                                                  0.03
    Putnam VT George Putnam of Boston Fund Class IA                    0.01
    Putnam VT George Putnam of Boston Fund Class IB                    0.01
    Putnam VT Health Sciences Fund Class IA                   less than .01
    Putnam VT Health Sciences Fund Class IB                   less than .01
    Putnam VT International Growth Fund Class IA                                    0.01
    Putnam VT International New Opportunities Fund Class IA                         0.02
    Putnam VT International Growth and Income Fund Class IA   less than .01
    Putnam VT International Growth and Income Fund Class IB   less than .01
    Putnam VT New Opportunities Fund Class IA                                                                 0.02
    Putnam VT OTC and Emerging Markets Fund Class IA                   0.05
    Putnam VT OTC and Emerging Markets Fund Class IB                   0.05
(c) Total investment return assumes dividend reinvestment.
(d) The ratio of expenses to average net assets for the periods ended December 31, 1995, and thereafter, includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts
    (Note 2).
(e) Certain funds are required to disclose the average commission rate paid per share for fiscal periods beginning on or after September 1, 1995.
(f) Net investment income, distributions from net investment income and returns of capital were less than $0.01 per share.
(g) The amount shown for a share outstanding does not correspond with the aggregate net gain/loss on investments for the period due to timing of sales and repurchases of fund share in relation to fluctuating market values of the investments of the fund.




PUTNAM VARIABLE TRUST
Notes to Financial Statements
June 30, 1998 (Unaudited)

NOTE 1
SIGNIFICANT
ACCOUNTING
POLICIES

Putnam Variable Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company (except for Putnam VT Health Sciences Fund and Putnam VT Utilities Growth and Income Fund, which are non-diversified) which consists of a series of investment portfolios (the "funds"), each of which is represented by a separate series of class IA shares and class IB shares of beneficial interest. The Trust currently offers the following twenty funds:
Putnam VT Asia Pacific Growth Fund, Putnam VT Diversified Income Fund, Putnam VT The George Putnam Fund of Boston, Putnam VT Global Asset Allocation Fund, Putnam VT Global Growth Fund, Putnam VT Growth and Income Fund, Putnam VT Health Sciences Fund, Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International Growth and Income Fund, Putnam VT International New Opportunities Fund, Putnam VT Investors Fund, Putnam VT Money Market Fund, Putnam VT New Opportunities Fund, Putnam VT New Value Fund, Putnam VT OTC & Emerging Growth Fund, Putnam VT U.S. Government and High Quality Bond Fund, Putnam VT Utilities Growth and Income Fund, Putnam VT Vista Fund and Putnam VT Voyager Fund.

The Trust offers class IA and class IB shares. The Trust began offering class IB shares on April 6, 1998 for Putnam VT Diversified Income Fund, Putnam VT Growth and Income Fund, and Putnam VT International Growth and Income fund. On April 30, 1998, the Trust began offering class IB shares for Putnam VT Asia Pacific Growth Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Global Growth Fund, Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International New Opportunities Fund, Putnam VT Money Market Fund, Putnam VT New Opportunities Fund, Putnam VT New Value Fund, Putnam VT U.S. Government and High Quality Bond Fund, Putnam VT Utilities Growth and Income Fund, Putnam VT Vista Fund, Putnam VT Voyager Fund and class IA and class IB shares for Putnam VT The George Putnam Fund of Boston, Putnam VT Health Sciences Fund, Putnam VT Investors Fund and Putnam VT OTC & Emerging Growth Fund. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class IB shares are offered at net asset value and pay an ongoing distribution fee.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation For all funds other than Putnam VT Money Market Fund, investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price on the principal market on which such securities are traded, or, if no sales are reported-as in the case of some securities traded over-the-counter-the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees. Market quotations are not considered to be readily available for certain debt obligations and notes; such investments are stated at fair value on the basis of valuations furnished by a pricing service, approved by the Trustees, or dealers which determine valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and variable relationships between securities that are generally recognized by institutional traders. (See Sections F and G with respect to the valuation of forward currency contracts, futures and options).

The valuation of Putnam VT Money Market Fund's portfolio is determined by means of the amortized cost method, which approximates market value, as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at cost originally and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, each fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc.. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The funds, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreement is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed).

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Discounts on zero coupon bonds, original issue discount bonds, stepped-coupon bonds, and payment in kind bonds are accreted according to the yield-to-maturity basis. Any premium resulting from the purchase of stepped-coupon bonds is amortized on a yield-to-maturity basis.

Securities purchased or sold on a forward commitment or delayed delivery basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the security. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

E) Foreign currency translation The accounting records of the Trust are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the Trust after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The Trust does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the Trust's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F) Forward currency contracts Each fund, (except Putnam VT Money Market
Fund), may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date, to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

G) Futures and options contracts Each fund, (other than Putnam VT High Yield Fund and Putnam VT Money Market Fund), may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. Each fund, (other than Putnam VT High Yield Fund and Putnam VT Money Market Fund), may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to each fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

H) Swap contracts Putnam VT Global Growth fund may engage in emerging market swap contracts, which involve a commitment by one party to make payments based on the terms of the contract in exchange for a market linked return based on a notional amount. The fund enters into the swap contracts to increase its exposure to different underlying instruments and to gain access to markets that might be unavailable to foreign investors or only accessible at a high excess premium.

The potential risk to the fund would be the nonperformance by the counterparty involved in the swap contract. The loss incurred by the failure of the counterparty is limited to the amount of the original investment. In addition, losses may arise from changes in the value of the underlying securities.

I) TBA purchase commitments Each fund, (except for Putnam VT Money Market
Fund), may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 1.0% from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security valuation" above.

Although a fund will generally enter into TBA purchase commitments with the intention of acquiring securities for their portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

J) TBA sale commitments Each fund, (except for Putnam VT Money Market
Fund), may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

K) Line of credit All funds, (except Putnam VT The George Putnam Fund of Boston, Putnam VT Health Sciences Fund, Putnam VT Investors Fund, Putnam VT Money Market Fund, Putnam VT OTC & Emerging Growth Fund and Putnam VT U.S. Governement and High Quality Bond Fund), have entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended June, 30, 1998, the funds had no borrowings against the line of credit.

L) Federal income taxes Each fund of the Trust is created as a separate entity for federal income tax purposes. It is the policy of each fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held and for excise tax on income and capital gains.

At December 31, 1997 the following funds had capital loss carryovers, which will expire on the following dates:

                          Loss Carryover         Expiration Date
----------------------------------------------------------------
Putnam VT Asia Pacific
  Growth Fund                 $  202,000       December 31, 2003
                               1,664,000       December 31, 2004
                               8,946,000       December 31, 2005
Putnam VT International
  New Opportunities
  Fund                         1,359,000       December 31, 2005
Putnam VT Vista Fund             817,000       December 31, 2005
----------------------------------------------------------------

These capital loss carryovers may be used to offset realized gains, if any.

M) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

N) Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

O) Beneficial Interest At June 30, 1998, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of each fund. From 79% to almost 100% of each fund is owned by accounts of one group of insurance companies.


NOTE 2
MANAGEMENT FEE,  ADMINISTRATIVE SERVICES,
AND OTHER TRANSACTIONS

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the funds. The following summarizes the management fee rates in effect at June 30, 1998:
                                                               Rate
------------------------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund                             0.80% of the first $500 million of average net assets,
Putnam VT International Growth Fund                            0.70% of the next $500 million,
Putnam VT International Growth and Income Fund                 0.65% of the next $500 million,
                                                               0.60% of the next $5 billion,
                                                               0.575% of the next $5 billion,
                                                               0.555% of the next $5 billion,
                                                               0.54% of the next $5 billion,
                                                               and 0.53% thereafter.
 ........................................................................................................................
Putnam VT Global Growth Fund                                   0.60% of average net assets.
 ........................................................................................................................
Putnam VT Money Market Fund                                    0.45% of the first $500 million of average net assets,
                                                               0.35% of the next $500 million,
                                                               0.30% of the next $500 million,
                                                               0.25% of the next $5 billion,
                                                               0.225% of the next $5 billion,
                                                               0.205% of the next $5 billion,
                                                               0.19% of the next $5 billion,
                                                               and 0.18% thereafter.
 ........................................................................................................................
Putnam VT The George Putnam Fund of Boston                     0.65% of first $500 million of average net assets,
Putnam VT Growth and Income Fund                               0.55% of the next $500 million,
Putnam VT Investors Fund                                       0.50% of the next $500 million,
Putnam VT U.S. Government and High Quality Bond Fund           0.45% of the next $5 billion,
Putnam VT Vista Fund                                           0.425% of the next $5 billion,
                                                               0.405% of the next $5 billion,
                                                               0.39% of the next $5 billion,
                                                               and 0.38% thereafter.
 ........................................................................................................................
Putnam VT Diversified Income Fund                              0.70% of first $500 million of average net assets,
Putnam VT Global Asset Allocation Fund                         0.60% of the next $500 million,
Putnam VT Health Sciences Fund                                 0.55% of the next $500 million,
Putnam VT High Yield Fund                                      0.50% of the next $5 billion,
Putnam VT New Opportunities Fund                               0.475% of the next $5 billion,
Putnam VT New Value Fund                                       0.455% of the next $5 billion,
Putnam VT OTC & Emerging Growth Fund                           0.44% of the next $5 billion,
Putnam VT Utilities Growth and Income Fund                     and 0.43% thereafter.
Putnam VT Voyager Fund
 ........................................................................................................................
Putnam VT International New Opportunities Fund                 1.20% of the first $500 million of average net assets,
                                                               1.10% of the next $500 million,
                                                               1.05% of the next $500 million,
                                                               1.00% of the next $5 billion.
                                                               0.975% of the next $5 billion,
                                                               0.955% of the next $5 billion,
                                                               0.94% of the next $5 billion,
                                                               and 0.93% thereafter.
------------------------------------------------------------------------------------------------------------------------



Putnam Management has voluntarily agreed to limit expenses of Putnam VT The George Putnam Fund of Boston, Putnam VT Health Sciences Fund, Putnam VT International Growth Fund, Putnam VT International Growth and Income Fund, Putnam VT International New Opportunities Fund, Putnam VT Investors Fund, Putnam VT New Value Fund, Putnam VT OTC & Emerging Growth Fund and Putnam VT Vista Fund to an annual rate of 0.85%, 0.90%, 1.20%, 1.20%, 1.60%,
0.85%, 1.10%, 0.90% and 1.05%, respectively of the fund's average daily net assets. The fund's expenses subject to this limitation are exclusive of brokerage, interest, taxes, insurance, extraordinary expenses, payments under the funds' distribution plan with respect to class IB shares and credits from Putnam Fiduciary Trust Company ("PFTC"), a subsidiary of Putnam Investments, Inc., if any. These limitations will expire on December 31, 1998.

As part of the subcustodian contract between the subcustodian bank and PFTC, the subcustodian bank has a lien on the securities of the fund to the extent permitted by the fund's investment restrictions to cover any advances made by the subcustodian bank for the settlement of securities purchased by the fund. At June 30, 1998, the payable to the subcustodian bank represents the amount due for cash advance for the settlement of securities purchased.

The Trust reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees

Custodial functions for the fund's assets are provided by PFTC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended June 30, 1998, each fund's expenses were reduced by the following amounts under expense offset arrangements with PFTC and brokerage service arrangements.

Putnam VT Asia Pacific Growth Fund                     $ 25,589
Putnam VT Diversified Income Fund                       151,821
Putnam VT The George Putnam Fund of Boston                   --
Putnam VT Global Asset Allocation Fund                  147,273
Putnam VT Global Growth Fund                            132,029
Putnam VT Growth and Income Fund                        518,996
Putnam VT Health Sciences Fund                              688
Putnam VT High Yield Fund                               237,933
Putnam VT International Growth Fund                      22,092
Putnam VT International Growth and Income Fund           18,121
Putnam VT International New Opportunities Fund           12,013
Putnam VT Investors Fund                                    241
Putnam VT Money Market Fund                              10,243
Putnam VT New Opportunities Fund                        181,106
Putnam VT New Value Fund                                 28,565
Putnam VT OTC & Emerging Growth Fund                      1,906
Putnam VT U.S. Government and
 High Quality Bond Fund                                  49,493
Putnam VT Utilities Growth and Income Fund               29,862
Putnam VT Vista Fund                                     18,568
Putnam VT Voyager Fund                                  316,065

Investor servicing and custodian fees reported in the Statement of operations exclude these credits. Each fund could have invested a portion of these assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $21,770 has been allocated to the Trust, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

Each fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

Each fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

Each fund has adopted a distribution plan (the "Plan") with respect to its class IB shares, pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Mutual Funds Corp. at an annual rate of up to 0.35% of the fund's average net assets. The Trustees currently limit payment by the fund to an annual rate of 0.15% of the average net assets.


NOTE 3
PURCHASES AND SALES OF SECURITIES

During the six months ended June 30, 1998, purchases and sales of investment securities (other than short-term investments) were as follows:
                                                       U.S. Government
                                                          Obligations                        Other Securities
------------------------------------------------------------------------------------------------------------------------
                                                    Purchases         Sales            Purchases           Sales
------------------------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund                $         --     $         --     $   74,125,029    $   69,491,754
Putnam VT Diversified Income Fund                  242,065,495      234,994,883        428,142,156       390,494,126
Putnam VT The George Putnam Fund of Boston                  --               --         16,443,585         2,432,168
Putnam VT Global Asset Allocation Fund             177,990,354      175,657,128        501,119,036       482,802,632
Putnam VT Global Growth Fund                                --               --      1,414,125,603     1,450,920,395
Putnam VT Growth and Income Fund                            --               --      3,733,781,992     3,209,109,779
Putnam VT Health Sciences Fund                              --               --         20,655,343           389,812
Putnam VT High Yield Fund                                   --               --        448,887,119       340,329,122
Putnam VT International Growth Fund                         --               --        180,560,684       101,391,549
Putnam VT International Growth and Income Fund              --               --        136,009,820        69,689,035
Putnam VT International New Opportunities Fund              --               --         88,070,852        75,349,852
Putnam VT Investors Fund                                    --               --         31,200,412           809,819
Putnam VT New Opportunities Fund                            --               --        952,561,700       793,039,364
Putnam VT New Value Fund                                    --               --        213,463,641       181,658,940
Putnam VT OTC & Emerging Growth Fund                        --               --          7,225,964         1,324,485
Putnam VT U.S. Government and
  High Quality Bond Fund                           454,095,664      428,749,463        314,014,982       250,048,909
Putnam VT Utilities Growth and Income Fund          19,519,834       15,247,780        134,751,528        92,029,269
Putnam VT Vista Fund                                        --               --        153,589,418       103,324,020
Putnam VT Voyager Fund                                      --               --      1,154,171,224     1,368,238,256

Putnam VT Money Market Fund: Purchases and sales (including maturities) of investment securities (all short-term obligations) aggregated $4,480,633,460 and $4,424,225,569, respectively.

In determining net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Written option transactions during the period are summarized as follows:

                                                                                Contract Amounts       Premiums Received
------------------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund
Written options outstanding at beginning of period                                   195,000               $111,848
Options opened                                                                            --                     --
Options closed                                                                      (195,000)              (111,848)
 ........................................................................................................................
Written options outstanding at end of period                                              --               $     --
------------------------------------------------------------------------------------------------------------------------
                                                                                Contract Amounts       Premiums Received
------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund
Written options outstanding at beginning of period                                   110,000               $ 63,094
Options opened                                                                     8,700,000                 68,730
Options expired                                                                   (8,700,000)               (68,730)
Options closed                                                                      (110,000)               (63,094)
 ........................................................................................................................
Written options outstanding at end of period                                      $       --               $     --
------------------------------------------------------------------------------------------------------------------------



NOTE 4
CAPITAL SHARES

At June 30, 1998, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:
                                                                  Six months ended June 30      Year ended December 31
-----------------------------------------------------------------------------------------------------------------------------
Class IA                                                                   1998                         1997
-----------------------------------------------------------------------------------------------------------------------------
                                                                   Shares         Amount         Shares        Amount
-----------------------------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund
Shares sold                                                       9,204,521      $80,364,276    14,980,776     $159,622,762
Shares issued in connection with reinvestment of distributions      522,362        4,643,577       257,429        2,664,413
 .............................................................................................................................
                                                                  9,726,883       85,007,853    15,238,205      162,287,175
Shares repurchased                                              (10,065,094)     (88,049,478)  (14,827,774)    (158,235,275)
 .............................................................................................................................
Net increase (decrease)                                            (338,211)     $(3,041,625)      410,431       $4,051,900
 .............................................................................................................................
Putnam VT Diversified Income Fund
Shares sold                                                       4,277,164      $47,389,359     9,541,469     $105,120,942
Shares issued in connection with reinvestment of distributions    3,487,558       38,015,120     3,243,553       33,700,504
 .............................................................................................................................
                                                                  7,764,722       85,404,479    12,785,022      138,821,446
Shares repurchased                                                 (623,918)      (7,006,345)   (2,918,154)     (32,026,936)
 .............................................................................................................................
Net increase                                                      7,140,804      $78,398,134     9,866,868     $106,794,510
 .............................................................................................................................
Putnam VT Global Asset Allocation Fund
Shares sold                                                         992,937      $18,706,876     5,393,308      $96,152,920
Shares issued in connection with reinvestment of distributions    6,281,033      115,445,376     4,508,773       72,410,893
 .............................................................................................................................
                                                                  7,273,970      134,152,252     9,902,081      168,563,813
Shares repurchased                                               (1,428,847)     (26,844,821)   (2,265,912)     (40,155,224)
 .............................................................................................................................
Net increase                                                      5,845,123     $107,307,431     7,636,169     $128,408,589
 .............................................................................................................................
Putnam VT Global Growth Fund
Shares sold                                                       2,286,313      $43,086,526    15,785,671     $282,076,454
Shares issued in connection with reinvestment of distributions   15,013,640      270,695,929     4,289,449       69,791,593
 .............................................................................................................................
                                                                 17,299,952      313,782,455    20,075,120      351,868,047
Shares repurchased                                               (4,176,364)     (77,520,774)  (11,889,504)    (214,569,926)
 .............................................................................................................................
Net increase                                                     13,123,589     $236,261,681     8,185,616     $137,298,121
 .............................................................................................................................
Putnam VT Growth and Income Fund
Shares sold                                                      12,521,354     $364,002,778    47,137,172   $1,236,095,794
Shares issued in connection with reinvestment of distributions   40,815,316    1,128,875,141    18,862,126      441,939,624
 .............................................................................................................................
                                                                 53,336,670    1,492,877,919    65,999,298    1,678,035,418
Shares repurchased                                               (1,167,154)     (40,064,880)   (2,856,470)     (76,453,166)
 .............................................................................................................................
Net increase                                                     52,169,516   $1,452,813,039    63,142,828   $1,601,582,252
 .............................................................................................................................
Putnam VT High Yield Fund
Shares sold                                                      10,556,908     $141,690,110    25,952,072     $333,531,634
Shares issued in connection with reinvestment of distributions    7,489,969       97,294,705     5,432,325       64,753,303
 .............................................................................................................................
                                                                 18,046,877      238,984,815    31,384,397      398,284,937
Shares repurchased                                               (4,959,109)     (67,106,518)  (15,521,671)    (197,862,555)
 .............................................................................................................................
Net increase                                                     13,087,768     $171,878,297    15,862,726     $200,422,382
 .............................................................................................................................
Putnam VT Money Market Fund*
Shares sold                                                              --     $524,137,102            --   $1,150,816,521
Shares issued in connection with reinvestment of distributions           --       10,577,212            --       23,808,416
 .............................................................................................................................
                                                                         --      534,714,314            --    1,174,624,937
Shares repurchased                                                       --     (494,657,082)           --   (1,206,180,090)
 .............................................................................................................................
Net increase (decrease)                                                  --      $40,057,232            --     $(31,555,153)
 .............................................................................................................................
Putnam VT New Opportunities Fund
Shares sold                                                      14,212,413     $327,412,821    42,527,077     $825,207,792
Shares issued in connection with reinvestment of distributions    1,675,396       40,377,073            --               --
 .............................................................................................................................
                                                                 15,887,809      367,789,894    42,527,077      825,207,792
Shares repurchased                                               (5,419,198)    (123,891,832)  (17,725,793)    (353,759,228)
 .............................................................................................................................
Net increase                                                     10,468,611     $243,898,062    24,801,284     $471,448,564
 .............................................................................................................................
Putnam VT U.S. Government and High Quality Bond Fund
Shares sold                                                       3,728,180      $49,603,059     4,028,621      $52,586,470
Shares issued in connection with reinvestment of distributions    3,409,652       43,984,534     4,021,287       49,260,624
 .............................................................................................................................
                                                                  7,137,832       93,587,593     8,049,908      101,847,094
Shares repurchased                                               (3,194,163)     (42,585,947)   (8,201,591)    (105,795,429)
 .............................................................................................................................
Net increase (decrease)                                           3,943,669      $51,001,646      (151,683)     $(3,948,335)
 .............................................................................................................................
Putnam VT Utilities Growth and Income Fund
Shares sold                                                       2,655,555      $44,088,030     3,065,697      $46,150,502
Shares issued in connection with reinvestment of distributions    4,068,620       68,230,944     4,346,225       57,978,644
 .............................................................................................................................
                                                                  6,724,175      112,318,974     7,411,922      104,129,146
Shares repurchased                                                 (910,166)     (14,577,798)   (3,862,391)     (56,485,945)
 .............................................................................................................................
Net increase                                                      5,814,009      $97,741,176     3,549,531      $47,643,201
 .............................................................................................................................
Putnam VT Voyager Fund
Shares sold                                                       6,034,938     $251,026,000    15,684,768     $548,622,563
Shares issued in connection with reinvestment of distributions    7,074,700      299,542,818     5,526,440      161,925,401
 .............................................................................................................................
                                                                 13,109,638      550,568,818    21,211,208      710,547,964
Shares repurchased                                               (2,720,002)    (111,780,670)   (5,965,623)    (202,280,554)
 .............................................................................................................................
Net increase                                                     10,389,636     $438,788,148    15,245,585     $508,267,410
 .............................................................................................................................


                                                                                               For the period January 2, 1997
                                                                                                (commencement of operations)
                                                                 Six months ended June 30             to December 31
-----------------------------------------------------------------------------------------------------------------------------
Class IA                                                                   1998                           1997
-----------------------------------------------------------------------------------------------------------------------------
                                                                   Shares         Amount         Shares        Amount
-----------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund
Shares sold                                                       8,898,875     $121,618,510    15,588,769     $176,706,662
Shares issued in connection with reinvestment of distributions           --               --       197,659        2,260,513
 .............................................................................................................................
                                                                  8,898,875      121,618,510    15,786,428      178,967,175
Shares repurchased                                               (2,930,328)     (43,025,527)   (2,832,498)     (33,954,587)
 .............................................................................................................................
Net increase                                                      5,968,547      $78,592,983    12,953,930     $145,012,588
 .............................................................................................................................
Putnam VT International Growth and Income Fund
Shares sold                                                      11,060,021     $141,319,424    21,411,817     $242,336,069
Shares issued in connection with reinvestment of distributions       51,155          685,843       601,961        6,866,795
 .............................................................................................................................
                                                                 11,111,176      142,005,267    22,013,778      249,202,864
Shares repurchased                                               (6,643,353)     (84,683,730)   (4,352,599)     (51,307,919)
 .............................................................................................................................
Net increase                                                      4,467,823      $57,321,537    17,661,179     $197,894,945
 .............................................................................................................................
Putnam VT International New Opportunities Fund
Shares sold                                                       4,515,441      $52,465,705    13,100,759     $137,247,387
Shares issued in connection with reinvestment of distributions       20,301          235,886        30,962          308,201
 .............................................................................................................................
                                                                  4,535,742       52,701,591    13,131,721      137,555,588
Shares repurchased                                               (3,913,497)     (45,937,377)   (2,634,975)     (27,483,351)
 .............................................................................................................................
Net increase                                                        622,245       $6,764,214    10,496,746     $110,072,237
 .............................................................................................................................
Putnam VT New Value Fund
Shares sold                                                       3,971,581      $47,033,957    16,943,165     $186,035,346
Shares issued in connection with reinvestment of distributions      467,237        5,676,434            --               --
 .............................................................................................................................
                                                                  4,438,818       52,710,391    16,943,165      186,035,346
Shares repurchased                                                 (322,501)      (3,848,416)     (348,509)      (3,868,960)
 .............................................................................................................................
Net increase                                                      4,116,317      $48,861,975    16,594,656     $182,166,386
 .............................................................................................................................
Putnam VT Vista Fund
Shares sold                                                       4,443,076      $60,701,406    15,177,780     $166,041,176
Shares issued in connection with reinvestment of distributions           --               --         1,132           13,256
 .............................................................................................................................
                                                                  4,443,076       60,701,406    15,178,912      166,054,432
Shares repurchased                                                 (415,521)      (6,691,522)   (1,580,403)     (16,817,535)
 .............................................................................................................................
Net increase                                                      4,027,555      $54,009,884    13,598,509     $149,236,897
 .............................................................................................................................



                                                              For the period April 30, 1998
                                                               (commencement of operations)
                                                                        to June 30
-----------------------------------------------------------------------------------------------------------------------------
Class IA                                                                   1998
-----------------------------------------------------------------------------------------------------------------------------
                                                                   Shares         Amount
-----------------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston
Shares sold                                                       1,549,891      $15,421,233
Shares issued in connection with reinvestment of distributions           --               --
 .............................................................................................................................
                                                                  1,549,891       15,421,233
Shares repurchased                                                   (2,663)         (26,604)
 .............................................................................................................................
Net increase                                                      1,547,228      $15,394,629
 .............................................................................................................................
Putnam VT Health Sciences Fund
Shares sold                                                       2,848,779      $28,201,545
Shares issued in connection with reinvestment of distributions           --               --
 .............................................................................................................................
                                                                  2,848,779       28,201,545
Shares repurchased                                                   (5,125)         (49,924)
 .............................................................................................................................
Net increase                                                      2,843,654      $28,151,621
 .............................................................................................................................
Putnam VT Investors Fund
Shares sold                                                       3,105,660      $31,535,697
Shares issued in connection with reinvestment of distributions           --               --
 .............................................................................................................................
                                                                  3,105,660       31,535,697
Shares repurchased                                                       --               --
 .............................................................................................................................
Net increase                                                      3,105,660      $31,535,697
 .............................................................................................................................
Putnam VT OTC & Emerging Growth Fund
Shares sold                                                         866,163       $8,485,415
Shares issued in connection with reinvestment of distributions           --               --
 .............................................................................................................................
                                                                    866,163        8,485,415
Shares repurchased                                                 (182,727)      (1,755,106)
 .............................................................................................................................
Net increase                                                        683,436       $6,730,309
 .............................................................................................................................


                                                                   For the period April 6, 1998
                                                                   (commencement of operations)
                                                                             to June 30
-----------------------------------------------------------------------------------------------------------------------------
Class IB                                                                        1998
-----------------------------------------------------------------------------------------------------------------------------
                                                                     Shares           Amount
-----------------------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund
Shares sold                                                           1,430          $15,699
Shares issued in connection with reinvestment of distributions           --               --
 .............................................................................................................................
                                                                      1,430           15,699
Shares repurchased                                                       --               --
 .............................................................................................................................
Net increase                                                          1,430          $15,699
 .............................................................................................................................
Putnam VT Growth and Income Fund
Shares sold                                                             249           $6,880
Shares issued in connection with reinvestment of distributions           --               --
 .............................................................................................................................
                                                                        249            6,880
Shares repurchased                                                       --               --
 .............................................................................................................................
Net increase                                                            249           $6,880
 .............................................................................................................................
Putnam VT International Growth and Income Fund
Shares sold                                                             400           $5,410
Shares issued in connection with reinvestment of distributions           --               --
 .............................................................................................................................
                                                                        400            5,410
Shares repurchased                                                       --               --
 .............................................................................................................................
Net increase                                                            400           $5,410
 .............................................................................................................................


                                                                    For the period April 30, 1998
                                                                     (commencement of operations)
                                                                              to June 30
-----------------------------------------------------------------------------------------------------------------------------
Class IB                                                                         1998
-----------------------------------------------------------------------------------------------------------------------------
                                                                     Shares          Amount
-----------------------------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund
Shares sold                                                             117           $1,000
Shares issued in connection with reinvestment of distributions           --               --
 .............................................................................................................................
                                                                        117            1,000
Shares repurchased                                                       --               --
 .............................................................................................................................
Net increase                                                            117           $1,000
 .............................................................................................................................
Putnam VT Global Asset Allocation Fund
Shares sold                                                             175           $3,187
Shares issued in connection with reinvestment of distributions           --               --
 .............................................................................................................................
                                                                        175            3,187
Shares repurchased                                                       --               --
 .............................................................................................................................
Net increase                                                            175           $3,187
 .............................................................................................................................
Putnam VT Global Growth Fund
Shares sold                                                              55           $1,000
Shares issued in connection with reinvestment of distributions           --               --
 .............................................................................................................................
                                                                         55           $1,000
Shares repurchased                                                       --               --
 .............................................................................................................................
Net increase                                                             55           $1,000
 .............................................................................................................................
Putnam VT High Yield Fund
Shares sold                                                              77           $1,000
Shares issued in connection with reinvestment of distributions           --               --
 .............................................................................................................................
                                                                         77            1,000
Shares repurchased                                                       --               --
 .............................................................................................................................
Net increase                                                             77           $1,000
 .............................................................................................................................
Putnam VT International Growth Fund
Shares sold                                                             806          $11,000
Shares issued in connection with reinvestment of distributions           --               --
 .............................................................................................................................
                                                                        806           11,000
Shares repurchased                                                       --               --
 .............................................................................................................................
Net increase                                                            806          $11,000
 .............................................................................................................................
Putnam VT International New Opportunities Fund
Shares sold                                                              88           $1,000
Shares issued in connection with reinvestment of distributions           --               --
 .............................................................................................................................
                                                                         88            1,000
Shares repurchased                                                       --               --
 .............................................................................................................................
Net increase                                                             88           $1,000
 .............................................................................................................................
Putnam VT Money Market Fund*
Shares sold                                                              --           $1,000
Shares issued in connection with reinvestment of distributions           --                9
 .............................................................................................................................
                                                                         --            1,009
Shares repurchased                                                       --               --
 .............................................................................................................................
Net increase                                                             --           $1,009
 .............................................................................................................................
Putnam VT New Opportunities Fund
Shares sold                                                              42           $1,000
Shares issued in connection with reinvestment of distributions           --               --
 .............................................................................................................................
                                                                         42            1,000
Shares repurchased                                                       --               --
 .............................................................................................................................
Net increase                                                             42           $1,000
 .............................................................................................................................
Putnam VT New Value Fund
Shares sold                                                              84           $1,000
Shares issued in connection with reinvestment of distributions           --               --
 .............................................................................................................................
                                                                         84            1,000
Shares repurchased                                                       --               --
 .............................................................................................................................
Net increase                                                             84           $1,000
 .............................................................................................................................
Putnam VT U.S. Government and High Quality Bond Fund
Shares sold                                                              78           $1,000
Shares issued in connection with reinvestment of distributions           --               --
 .............................................................................................................................
                                                                         78            1,000
Shares repurchased                                                       --               --
 .............................................................................................................................
Net increase                                                             78           $1,000
 .............................................................................................................................
Putnam VT Utilities Growth and Income Fund
Shares sold                                                              62           $1,000
Shares issued in connection with reinvestment of distributions           --               --
 .............................................................................................................................
                                                                         62            1,000
Shares repurchased                                                       --               --
 .............................................................................................................................
Net increase                                                             62           $1,000
 .............................................................................................................................
Putnam VT Vista Fund
Shares sold                                                             889          $12,410
Shares issued in connection with reinvestment of distributions           --               --
 .............................................................................................................................
                                                                        889           12,410
Shares repurchased                                                       --               --
 .............................................................................................................................
Net increase                                                            889          $12,410
 .............................................................................................................................
Putnam VT Voyager Fund
Shares sold                                                           1,471          $60,529
Shares issued in connection with reinvestment of distributions           --               --
 .............................................................................................................................
                                                                      1,471          $60,529
Shares repurchased                                                       --               --
 .............................................................................................................................
Net increase                                                          1,471          $60,529
 .............................................................................................................................

*Putnam VT Money Market Fund transactions were at a constant net asset value of $1.00 per share.


NOTE 5
INITIAL CAPITALIZATION AND OFFERING OF SHARES

The following were established as Massachusetts business trusts on April 29, 1998. During the period April 29, 1998 to
April 30, 1998 the following funds had no operations other than those related to organizational matters including as noted below the initial capital contributions and the issuance of shares for each fund.
Fund name                                       Capital contribution        Shares issued
-----------------------------------------------------------------------------------------------------------------------------
Class IA
Putnam VT The George Putnam Fund of Boston           $2,000,000                200,000
Putnam VT Health Sciences Fund                        2,000,000                200,000
Putnam VT Investors Fund                              2,000,000                200,000
Putnam VT OTC & Emerging Growth Fund                  2,000,000                200,000

Class IB
Putnam VT The George Putnam Fund of Boston               $1,000                    100
Putnam VT Health Sciences Fund                            1,000                    100
Putnam VT Investors Fund                                  1,000                    100
Putnam VT OTC & Emerging Growth Fund                      1,000                    100




Hartford Life Insurance Company
P.O. Box 2999
Hartford, CT 06104-2999

The Hartford Life Insurance Companies
Variable Insurance Separate Accounts

FUND INFORMATION

Investment Manager
Putnam Investment Management, Inc.
One Post Office Square
Boston, MA 02109

Marketing Services
Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

Investor Servicing Agent
Putnam Investor Services
Mailing address:
P.O. Box 41203
Providence, RI 02940-1203
1-800-225-1581

Custodian
Putnam Fiduciary
Trust Company

Legal Counsel
Ropes & Gray

Independent Accountants
Arthur Andersen LLP
PricewaterhouseCoopers LLP

Separate Accounts
Hartford Life Insurance Companies

Underwriter
Hartford Securities Distribution Company, Inc.

Trustees
George Putnam, Chairman,
William F. Pounds, Vice Chairman,
Jameson Adkins Baxter, Hans H. Estin,
John A. Hill, Ronald J. Jackson,
Paul L. Joskow, Elizabeth T. Kennan,
Lawrence J. Lasser, John H. Mullin III,
Robert E. Patterson, Donald S. Perkins,
George Putnam, III, A.J.C. Smith,
W. Thomas Stephens, W. Nicholas Thorndike


PUTNAM INVESTMENTS

This report has been prepared for the contract owners of Putnam Capital Manager variable insurance separate accounts issued by the Hartford Life Insurance Companies. It is not authorized for other distribution unless preceded or accompanied by an effective prospectus that describes the separate accounts' policies, charges, and other matters of interest for the prospective investor.


BOND PRINTED
MATTER
BULK RATE
U.S.POSTAGE
PAID
PERMIT NO. 20
HOLLISTON, MA
01746


44626 8/98